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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington 98402

(Address of principal executive offices) (Zip code)

Greg J. Lyons, Secretary and Chief Legal Officer

Russell Investment Company

909 A Street

Tacoma, Washington 98402

253-439-2406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 253-572-9500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 to April 30, 2010

Item 1.	Reports to Stockholders

2010 SEMI-ANNUAL REPORT

Russell Funds

APRIL 30, 2010

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Small & Mid Cap Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	C, E, S

Taxable Fixed Income Funds

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Fund

Russell Tax Exempt Bond Fund	C, E, S

Specialty Fund

Russell Real Estate Securities Fund	A, C, E, S, Y

Money Market Fund

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 37 different investment portfolios referred to as Funds. These financial statements report on 16 of these Funds.

Russell Investment Company

Russell Funds

Semi-annual Report

April 30, 2010 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,152.70	$1,019.54
Expenses Paid During Period*	$5.66	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,148.60	$1,015.82
Expenses Paid During Period*	$9.64	$9.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,153.50	$1,020.13
Expenses Paid During Period*	$5.02	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,155.40	$1,021.32
Expenses Paid During Period*	$3.74	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,154.70	$1,020.78
Expenses Paid During Period*	$4.33	$4.06

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,155.40	$1,021.62
Expenses Paid During Period*	$3.42	$3.21

*	Expenses are equal to the Fund’s annualized expense ratio of 0.64% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.0%
Consumer Discretionary - 15.1%
Amazon.com, Inc. (Æ)	224,366	30,752
American Eagle Outfitters, Inc.	300,000	5,043
Apollo Group, Inc. Class A (Æ)	46,110	2,647
AutoZone, Inc. (Æ)	55,400	10,250
Avon Products, Inc.	362,300	11,713
Bed Bath & Beyond, Inc. (Æ)	265,397	12,198
Best Buy Co., Inc.	297,102	13,548
CarMax, Inc. (Æ)(Ñ)	147,900	3,634
Carnival Corp.	116,295	4,850
CBS Corp. Class B	798,259	12,940
Comcast Corp.Class A	1,907,682	36,704
Costco Wholesale Corp.	267,000	15,774
Darden Restaurants, Inc.	332,600	14,884
DR Horton, Inc. (Ñ)	578,560	8,499
eBay, Inc. (Æ)	496,230	11,815
Estee Lauder Cos., Inc. (The) Class A	172,986	11,403
Family Dollar Stores, Inc. (Ñ)	106,700	4,221
Ford Motor Co. (Æ)(Ñ)	1,838,741	23,940
Gap, Inc. (The)	169,000	4,179
Hasbro, Inc.	208,890	8,013
Home Depot, Inc.	1,140,609	40,207
Hyatt Hotels Corp. (Æ)	7,232	298
JC Penney Co., Inc.	400,035	11,669
Johnson Controls, Inc.	398,550	13,387
Kohl’s Corp. (Æ)	348,754	19,178
Las Vegas Sands Corp. (Æ)(Ñ)	666,700	16,574
Lennar Corp. Class A	299,500	5,960
Liberty Media Corp. - Capital Series A (Æ)	154,797	6,853
Lowe’s Cos., Inc.	1,301,235	35,290
Macy’s, Inc.	246,000	5,707
Magna International, Inc. Class A (Æ)	176,580	11,594
Mattel, Inc.	291,153	6,711
McDonald’s Corp.	542,600	38,302
Nike, Inc. Class B (Ñ)	528,062	40,085
NVR, Inc. (Æ)	19,360	13,901
priceline.com, Inc. (Æ)	53,643	14,057
Pulte Group, Inc. (Æ)(Ñ)	387,411	5,071
Royal Caribbean Cruises, Ltd. (Æ)	185,000	6,630
Stanley Black & Decker, Inc.	142,140	8,834
Starbucks Corp.	597,445	15,522
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	99,600	5,429
Target Corp.	199,300	11,334
Tiffany & Co. (Ñ)	176,100	8,537
TJX Cos., Inc.	579,312	26,845
VF Corp.	119,900	10,362
Viacom, Inc. Class B (Æ)	599,150	21,168
Wal-Mart Stores, Inc.	779,804	41,837
Walt Disney Co. (The)	859,870	31,678
Yum! Brands, Inc.	257,100	10,906

		730,933

Consumer Staples - 6.4%
Coca-Cola Co. (The)	786,500	42,038
Colgate-Palmolive Co.	300,412	25,265

	Principal Amount ($) or Shares	Market Value $
Diageo PLC - ADR	105,070	7,159
General Mills, Inc.	89,980	6,405
Hansen Natural Corp. (Æ)(Ñ)	153,552	6,769
Kellogg Co.	378,131	20,775
Molson Coors Brewing Co. Class B	172,931	7,671
Nestle SA - ADR (Æ)	158,290	7,740
PepsiCo, Inc.	1,370,101	89,358
Philip Morris International, Inc.	470,890	23,111
Procter & Gamble Co. (The)	618,300	38,434
Safeway, Inc.	160,000	3,776
Smithfield Foods, Inc. (Æ)(Ñ)	26,705	500
Walgreen Co.	509,128	17,896
Whole Foods Market, Inc. (Æ)(Ñ)	375,770	14,663

		311,560

Energy - 10.2%
Anadarko Petroleum Corp.	150,100	9,330
Apache Corp.	225,450	22,942
Arch Coal, Inc.	914,640	24,695
Cameron International Corp. (Æ)	272,800	10,765
Chesapeake Energy Corp. (Ñ)	789,670	18,794
Chevron Corp.	875,612	71,310
ConocoPhillips	1,093,071	64,699
Consol Energy, Inc.	250,460	11,191
EOG Resources, Inc.	69,700	7,815
EQT Corp.	445,791	19,387
Exxon Mobil Corp.	271,660	18,432
Halliburton Co.	474,476	14,543
Hess Corp.	338,350	21,502
Marathon Oil Corp.	765,300	24,604
Massey Energy Co. (Ñ)	46,769	1,713
National Oilwell Varco, Inc.	141,200	6,217
Occidental Petroleum Corp.	897,142	79,541
Patterson-UTI Energy, Inc.	324,000	4,954
Pioneer Natural Resources Co.	85,339	5,473
Schlumberger, Ltd.	464,770	33,194
Southwestern Energy Co. (Æ)	110,400	4,381
Total SA - ADR	132,540	7,207
Transocean, Ltd. (Æ)	92,400	6,694
Valero Energy Corp.	237,898	4,946

		494,329

Financial Services - 16.7%
Aflac, Inc.	323,170	16,469
Allstate Corp. (The)	447,110	14,607
American Express Co.	395,513	18,241
Ameriprise Financial, Inc.	180,434	8,365
Annaly Capital Management, Inc. (ö)	410,000	6,950
AON Corp.	431,810	18,335
Aspen Insurance Holdings, Ltd.	102,000	2,752
Assured Guaranty, Ltd.	411,519	8,868
Bank of America Corp.	3,943,172	70,307
Bank of New York Mellon Corp. (The)	710,662	22,123
BB&T Corp.	445,950	14,823
Brown & Brown, Inc.	206,985	4,169
Capital One Financial Corp.	270,148	11,727
Charles Schwab Corp. (The)	897,975	17,322
Chubb Corp.	125,160	6,617

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup, Inc. (Æ)	3,837,125	16,768
Fidelity National Financial, Inc. Class A	95,440	1,449
Fifth Third Bancorp	474,400	7,073
Genworth Financial, Inc. Class A (Æ)	216,595	3,578
Goldman Sachs Group, Inc. (The)	232,956	33,825
Hartford Financial Services Group, Inc.	212,000	6,057
iShares Russell 1000 Value Index Fund (Ñ)	76,208	4,775
JPMorgan Chase & Co.	2,415,623	102,857
Lincoln National Corp.	360,500	11,028
Mastercard, Inc. Class A	104,537	25,929
MetLife, Inc.	926,043	42,209
MFA Financial, Inc. (ö)(Ñ)	91,780	653
Moody’s Corp. (Ñ)	236,200	5,839
Morgan Stanley	129,400	3,910
NYSE Euronext	215,500	7,032
PartnerRe, Ltd. - ADR	47,831	3,711
PNC Financial Services Group, Inc.	411,225	27,638
Prudential Financial, Inc.	370,070	23,522
Redwood Trust, Inc. (ö)	277,715	4,632
RenaissanceRe Holdings, Ltd.	61,725	3,454
State Street Corp.	327,900	14,264
SunTrust Banks, Inc.	418,800	12,396
Travelers Cos., Inc. (The)	325,308	16,506
Unum Group	123,000	3,010
US Bancorp	773,800	20,715
Verisk Analytics, Inc. (Æ)	3,937	110
Visa, Inc.	366,712	33,088
Wells Fargo & Co.	3,938,649	130,409
XL Capital, Ltd. Class A	229,000	4,076

		812,188

Health Care - 11.0%
Abbott Laboratories	957,694	48,996
Allergan, Inc.	260,400	16,585
Amgen, Inc. (Æ)	698,339	40,057
Beckman Coulter, Inc.	21,000	1,310
Becton Dickinson and Co.	58,200	4,445
Bristol-Myers Squibb Co.	238,000	6,019
Brookdale Senior Living, Inc. (Æ)(Ñ)	257,695	5,540
Celgene Corp. (Æ)	233,300	14,453
Cerner Corp. (Æ)(Ñ)	71,600	6,080
Community Health Systems, Inc. (Æ)	142,000	5,802
Covance, Inc. (Æ)(Ñ)	135,500	7,742
Covidien PLC	398,350	19,117
Express Scripts, Inc. Class A (Æ)	97,900	9,803
Gilead Sciences, Inc. (Æ)	377,639	14,981
Health Net, Inc. (Æ)	226,000	4,977
Hospira, Inc. (Æ)	173,400	9,327
Intuitive Surgical, Inc. (Æ)	43,348	15,630
Johnson & Johnson	633,408	40,728
Life Technologies Corp. (Æ)	92,600	5,066
Lincare Holdings, Inc. (Æ)(Ñ)	80,600	3,763
Medtronic, Inc.	555,731	24,280
Merck & Co., Inc.	1,994,660	69,893
Mylan, Inc. (Æ)(Ñ)	396,610	8,737
Pfizer, Inc.	3,905,457	65,299
Sanofi-Aventis SA - ADR	582,050	19,854

	Principal Amount ($) or Shares	Market Value $
St. Jude Medical, Inc. (Æ)	148,300	6,054
Stryker Corp.	187,500	10,770
Talecris Biotherapeutics Holdings Corp. (Æ)	175,600	3,292
Teva Pharmaceutical Industries, Ltd. - ADR	211,700	12,433
Thermo Fisher Scientific, Inc. (Æ)	253,670	14,023
UnitedHealth Group, Inc.	139,000	4,213
Zimmer Holdings, Inc. (Æ)	215,900	13,150

		532,419

Materials and Processing - 5.5%
Agnico-Eagle Mines, Ltd. (Þ)	32,000	2,021
Air Products & Chemicals, Inc.	509,736	39,138
Airgas, Inc.	152,487	9,675
Alcoa, Inc.	374,000	5,027
Allegheny Technologies, Inc. (Ñ)	106,100	5,673
Ball Corp.	233,574	12,428
Dow Chemical Co. (The)	530,500	16,355
Ecolab, Inc.	77,400	3,780
EI du Pont de Nemours & Co.	121,000	4,821
Freeport-McMoRan Copper & Gold, Inc. (Ñ)	216,552	16,356
Masco Corp.	661,950	10,743
Monsanto Co.	37,200	2,346
Mosaic Co. (The)	114,096	5,835
Newmont Mining Corp.	1,102,999	61,856
Nucor Corp.	176,800	8,013
Owens-Illinois, Inc. (Æ)	304,500	10,792
Potash Corp. of Saskatchewan, Inc.	55,800	6,166
PPG Industries, Inc.	124,590	8,767
Praxair, Inc.	226,393	18,965
Sherwin-Williams Co. (The)	37,210	2,905
Teck Resources, Ltd. Class B	244,900	9,605
United States Steel Corp. (Ñ)	72,800	3,979

		265,246

Producer Durables - 9.8%
3M Co.	474,814	42,102
Accenture PLC Class A	465,100	20,297
Agilent Technologies, Inc. (Æ)	117,000	4,242
Avery Dennison Corp.	56,000	2,186
Boeing Co. (The)	275,285	19,939
Caterpillar, Inc.	757,048	51,547
Corrections Corp. of America (Æ)	220,248	4,564
CSX Corp.	263,900	14,792
Cummins, Inc.	238,150	17,202
Danaher Corp.	153,200	12,912
Deere & Co.	136,508	8,166
Delta Air Lines, Inc. (Æ)	731,300	8,834
Dover Corp.	100,830	5,265
Eaton Corp.	62,980	4,860
Emerson Electric Co.	274,787	14,352
FedEx Corp.	100,500	9,046
Fluor Corp.	216,000	11,413
General Dynamics Corp.	125,530	9,585
General Electric Co.	920,600	17,363
Goodrich Corp. (Ñ)	160,900	11,936
Honeywell International, Inc.	1,014,874	48,176

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ingersoll-Rand PLC	116,000	4,290
Joy Global, Inc.	167,600	9,521
Lockheed Martin Corp.	272,620	23,143
Manpower, Inc.	82,000	4,600
Navistar International Corp. (Æ)	155,568	7,520
Norfolk Southern Corp.	102,400	6,075
Northrop Grumman Corp.	243,900	16,544
PACCAR, Inc. (Ñ)	199,900	9,299
Raytheon Co.	242,258	14,124
SunPower Corp. (Æ)(Ñ)	370,700	5,575
Textron, Inc. (Ñ)	230,450	5,263
UAL Corp. (Æ)	124,200	2,680
United Parcel Service, Inc. Class B	264,500	18,288
United Technologies Corp.	130,760	9,800

		475,501

Technology - 17.8%
Amphenol Corp. Class A	266,883	12,333
AOL, Inc. (Æ)	93,900	2,194
Apple, Inc. (Æ)	375,231	97,980
Arrow Electronics, Inc. (Æ)	3,450	105
ASML Holding NV Class G (Ñ)	74,860	2,445
Avnet, Inc. (Æ)	382,510	12,229
Baidu, Inc. - ADR (Æ)	8,500	5,859
Broadcom Corp. Class A	643,756	22,203
Check Point Software Technologies (Æ)	208,000	7,409
Cisco Systems, Inc. (Æ)	2,650,014	71,338
Cognizant Technology Solutions Corp. Class A (Æ)	151,957	7,777
Cree, Inc. (Æ)(Ñ)	40,500	2,965
Dell, Inc. (Æ)	1,663,985	26,923
EMC Corp. (Æ)	329,600	6,266
Equinix, Inc. (Æ)(Ñ)	51,200	5,153
F5 Networks, Inc. (Æ)	168,100	11,503
Google, Inc. Class A (Æ)	131,689	69,195
Hewlett-Packard Co.	1,768,113	91,889
Intel Corp.	1,580,750	36,089
International Business Machines Corp.	329,445	42,498
International Rectifier Corp. (Æ)(Ñ)	613,680	14,127
Juniper Networks, Inc. (Æ)	316,900	9,003
Lam Research Corp. (Æ)	292,310	11,853
Marvell Technology Group, Ltd. (Æ)	521,560	10,770
Maxim Integrated Products, Inc. (Ñ)	600,900	11,669
Micron Technology, Inc. (Æ)	626,500	5,858
Microsoft Corp.	1,948,375	59,503
NetApp, Inc. (Æ)	414,165	14,359
Nokia OYJ - ADR	143,000	1,739
Oracle Corp.	1,586,527	40,996
QUALCOMM, Inc.	1,473,199	57,072
Research In Motion, Ltd. (Æ)	283,400	20,175
Salesforce.com, Inc. (Æ)(Ñ)	106,000	9,074
Seagate Technology (Æ)	248,100	4,558

	Principal Amount ($) or Shares	Market Value $
Symantec Corp. (Æ)	427,332	7,166
Texas Instruments, Inc.	1,766,097	45,936
Tyco Electronics, Ltd.	198,499	6,376

		864,587

Utilities - 2.5%
Allegheny Energy, Inc.	550,744	11,995
American Electric Power Co., Inc.	93,167	3,196
AT&T, Inc.	1,119,620	29,177
BCE, Inc.	416,450	12,535
Mirant Corp. (Æ)	128,000	1,493
NII Holdings, Inc. (Æ)	79,500	3,372
PG&E Corp.	206,960	9,065
Progress Energy, Inc. - CVO	6,400	1
Public Service Enterprise Group, Inc.	176,100	5,658
RRI Energy, Inc. (Æ)	2,655,640	10,808
Verizon Communications, Inc.	441,100	12,743
Vodafone Group PLC - ADR	1,024,210	22,738

		122,781

Total Common Stocks (cost $3,877,436)		4,609,544

Short-Term Investments - 4.5%
Russell U.S. Cash Management Fund (£)	218,595,731	218,596

Total Short-Term Investments (cost $218,596)		218,596

Other Securities - 5.2%
Russell U.S. Cash Collateral Fund (×)	142,346,304	142,346
State Street Securities Lending Quality Trust (×)	110,367,971	110,079

Total Other Securities (cost $252,714)		252,425

Total Investments - 104.7% (identified cost $4,348,746)		5,080,565

Other Assets and Liabilities, Net - (4.7%)		(228,125)

Net Assets - 100.0%		4,852,440

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	371	USD	24,237	06/10	548
S&P 500 E-Mini Index (CME)	2,600	USD	153,842	06/10	2,019
S&P 500 Index (CME)	140	USD	41,419	06/10	1,410
S&P Midcap 400 E-Mini Index (CME)	228	USD	18,732	06/10	755

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					4,732

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$730,933	$—	$—	$730,933	15.1
Consumer Staples	311,560	—	—	311,560	6.4
Energy	494,329	—	—	494,329	10.2
Financial Services	812,188	—	—	812,188	16.7
Health Care	532,419	—	—	532,419	11.0
Materials and Processing	265,246	—	—	265,246	5.5
Producer Durables	475,501	—	—	475,501	9.8
Technology	864,587	—	—	864,587	17.8
Utilities	122,781	—	—	122,781	2.5
Short-Term Investments	—	218,596	—	218,596	4.5
Other Securities	—	252,425		252,425	5.2

Total Investments	4,609,544	471,021	—	5,080,565	104.7

Other Assets and Liabilities, Net					(4.7)

					100.0

Other Financial Instruments
Futures Contracts	4,732	—	—	4,732	0.1

Total Other Financial Instruments*	$4,732	$—	$—	$4,732

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$4,732

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$35,326

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$4,455

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Core Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,141.80	$1,018.55
Expenses Paid During Period*	$6.69	$6.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,137.60	$1,014.88
Expenses Paid During Period*	$10.60	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,142.50	$1,019.14
Expenses Paid During Period*	$6.06	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.14% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,143.80	$1,020.38
Expenses Paid During Period*	$4.73	$4.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.89% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,143.00	$1,019.84
Expenses Paid During Period*	$5.31	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,143.60	$1,020.68
Expenses Paid During Period*	$4.41	$4.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 107.0%
Consumer Discretionary - 13.8%
Abercrombie & Fitch Co. Class A	14,273	624
Advance Auto Parts, Inc.	2,800	126
Amazon.com, Inc. (Æ)(Û)	41,671	5,711
American Eagle Outfitters, Inc.	23,800	400
Apollo Group, Inc. Class A (Æ)(Û)	117,372	6,738
Autoliv, Inc. (Æ)	73,929	4,048
AutoNation, Inc. (Æ)	49,415	998
Avon Products, Inc.	46,400	1,500
Bed Bath & Beyond, Inc. (Æ)	11,100	510
Best Buy Co., Inc. (Û)	134,800	6,147
Big Lots, Inc. (Æ)	19,579	748
BJ’s Wholesale Club, Inc. (Æ)	126,800	4,854
Bob Evans Farms, Inc.	56,700	1,754
BorgWarner, Inc. (Æ)	2,700	117
Cablevision Systems Corp. Class A	77,400	2,124
CarMax, Inc. (Æ)	66,200	1,627
Carnival Corp.	189,131	7,887
Chico’s FAS, Inc.	12,800	191
Chipotle Mexican Grill, Inc. Class A (Æ)	500	67
Coach, Inc. (Û)	233,600	9,753
Columbia Sportswear Co.	16,700	927
Comcast Corp. Class A (Û)	1,277,134	25,211
Comcast Corp. Class A	38,472	725
Costco Wholesale Corp. (Û)	155,380	9,180
Cracker Barrel Old Country Store, Inc.	51,387	2,537
Darden Restaurants, Inc.	353,000	15,797
DeVry, Inc.	10,300	643
Dick’s Sporting Goods, Inc. (Æ)	3,100	90
DIRECTV, Inc. (Æ)(Û)	355,609	12,884
Discovery Communications, Inc. (Æ)	49,600	1,655
DISH Network Corp. Class A	520,320	11,525
Dollar Tree, Inc. (Æ)	165,046	10,022
DR Horton, Inc.	28,995	426
DreamWorks Animation SKG, Inc. Class A (Æ)	28,200	1,119
Eastman Kodak Co. (Æ)	245,800	1,504
eBay, Inc. (Æ)	120,860	2,878
Estee Lauder Cos., Inc. (The) Class A	140,300	9,249
Expedia, Inc.	113,824	2,687
Family Dollar Stores, Inc.	5,900	233
Federal Mogul Corp. (Æ)	44,123	839
Foot Locker, Inc.	179,069	2,749
Ford Motor Co. (Æ)(Û)	465,100	6,056
Gannett Co., Inc.	184,700	3,144
Gap, Inc. (The) (Û)	1,392,133	34,427
Garmin, Ltd. (Û)	181,700	6,792
Gentex Corp.	9,000	193
Group 1 Automotive, Inc. (Æ)	54,700	1,698
Guess?, Inc.	19,021	872
H&R Block, Inc.	29,700	544
Hanesbrands, Inc. (Æ)	5,800	165
Harley-Davidson, Inc.	8,500	288
Harman International Industries, Inc. (Æ)	166,893	6,589
Hillenbrand, Inc.	14,784	363
Home Depot, Inc.	40,800	1,438

	Principal Amount ($) or Shares	Market Value $
IAC/InterActiveCorp (Æ)	158,100	3,545
International Game Technology	33,500	706
Interpublic Group of Cos., Inc. (Æ)	9,000	80
Jarden Corp.	129,900	4,172
JC Penney Co., Inc.	56,815	1,657
John Wiley & Sons, Inc. Class A	28,191	1,192
Johnson Controls, Inc.	59,047	1,983
Kohl’s Corp. (Æ)	52,974	2,913
Lamar Advertising Co. Class A (Æ)	1,600	60
Leggett & Platt, Inc.	36,971	907
Lennar Corp. Class A	1,000	20
Liberty Global, Inc. Class A (Æ)(Û)	196,273	5,380
Liberty Media Corp. - Capital Series A (Æ)	13,700	606
Liberty Media Corp. - Interactive (Æ)	197,972	3,043
Liberty Media Corp. - Starz Series A (Æ)	28,290	1,567
Limited Brands, Inc. (Û)	433,745	11,624
Macy’s, Inc. (Û)	391,600	9,085
Madison Square Garden, Inc. (Æ)	21,675	450
Marriott International, Inc. Class A	44,416	1,633
Mattel, Inc.	774,200	17,845
McDonald’s Corp.	81,100	5,725
McGraw-Hill Cos., Inc. (The)	85,000	2,866
MGM Mirage (Æ)	15,700	249
Mohawk Industries, Inc. (Æ)	4,333	276
NetFlix, Inc. (Æ)	57,925	5,721
New York Times Co. (The) Class C (Æ)	13,800	137
Newell Rubbermaid, Inc.	51,200	874
News Corp. Class A	112,500	1,735
Nike, Inc. Class B	12,756	968
Nordstrom, Inc.	18,117	749
NVR, Inc. (Æ)	600	431
O’Reilly Automotive, Inc. (Æ)	7,100	347
Omnicom Group, Inc.	212,182	9,052
Panera Bread Co. Class A (Æ)	78,341	6,106
PetSmart, Inc.	35,969	1,189
PF Chang’s China Bistro, Inc. (Æ)	41,300	1,802
Phillips-Van Heusen Corp.	6,900	435
Polo Ralph Lauren Corp. Class A	93,100	8,370
priceline.com, Inc. (Æ)	7,100	1,861
RadioShack Corp.	84,300	1,817
Rent-A-Center, Inc. Class A (Æ)	49,454	1,277
Ross Stores, Inc.	155,785	8,724
Royal Caribbean Cruises, Ltd. (Æ)	123,200	4,415
Scripps Networks Interactive, Inc.	58,504	2,653
Sears Holdings Corp. (Æ)	1,100	133
Service Corp. International	119,600	1,074
Signet Jewelers, Ltd. (Æ)	20,000	640
Snap-On, Inc.	4,000	193
Stanley Black & Decker, Inc.	7,687	478
Staples, Inc.	13,200	311
Starbucks Corp. (Û)	813,552	21,136
Starwood Hotels & Resorts Worldwide, Inc. (ö)	5,800	316
Target Corp.	110,200	6,267
Tech Data Corp. (Æ)	76,008	3,261
Tiffany & Co.	22,200	1,076
Time Warner Cable, Inc.	32,160	1,809
Time Warner, Inc. (Û)	1,609,414	53,239

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TJX Cos., Inc.	245,815	11,391
Tractor Supply Co.	40,900	2,747
TRW Automotive Holdings Corp. (Æ)	59,900	1,929
Urban Outfitters, Inc. (Æ)	42,200	1,583
VF Corp.	5,400	467
Viacom, Inc. Class B (Æ)	227,700	8,045
Virgin Media, Inc.	103,800	1,826
WABCO Holdings, Inc. (Æ)	18,900	627
Wal-Mart Stores, Inc.	886,532	47,562
Walt Disney Co. (The)	104,739	3,859
WESCO International, Inc. (Æ)	62,800	2,551
Western Union Co. (The)	24,500	447
Whirlpool Corp.	57,315	6,240
Williams-Sonoma, Inc.	24,915	718
WMS Industries, Inc. (Æ)	14,700	735
Wolverine World Wide, Inc.	20,600	631
Wyndham Worldwide Corp.	87,202	2,338
Yum! Brands, Inc.	3,200	136

		551,385

Consumer Staples - 9.2%
Altria Group, Inc.	31,200	661
Archer-Daniels-Midland Co. (Û)	1,913,433	53,461
Brown-Forman Corp.	55,300	3,217
Bunge, Ltd. (Û)	54,000	2,859
Campbell Soup Co. (Û)	235,400	8,441
Church & Dwight Co., Inc.	62,601	4,335
Clorox Co. (Û)	103,400	6,690
Coca-Cola Co. (The)	249,275	13,324
Coca-Cola Enterprises, Inc.	83,200	2,307
Colgate-Palmolive Co. (Û)	114,900	9,663
ConAgra Foods, Inc. (Û)	671,107	16,422
Constellation Brands, Inc. Class A (Æ)	38,100	696
Corn Products International, Inc.	9,900	356
CVS Caremark Corp.	82,704	3,054
Dean Foods Co. (Æ)	126,700	1,989
Del Monte Foods Co.	84,100	1,257
Dr Pepper Snapple Group, Inc.	38,300	1,254
Energizer Holdings, Inc. (Æ)	94,600	5,780
General Mills, Inc.	27,500	1,957
Green Mountain Coffee Roasters, Inc. (Æ)	8,300	603
Hansen Natural Corp. (Æ)	49,394	2,177
Herbalife, Ltd.	26,003	1,255
Hershey Co. (The)	8,500	400
HJ Heinz Co.	19,900	933
Hormel Foods Corp.	21,601	881
JM Smucker Co. (The)	30,100	1,838
Kellogg Co.	28,200	1,549
Kimberly-Clark Corp. (Û)	735,695	45,069
Kraft Foods, Inc. Class A	44,200	1,308
Kroger Co. (The) (Û)	582,500	12,949
Lorillard, Inc.	85,081	6,668
Mead Johnson Nutrition Co.	29,800	1,538
Molson Coors Brewing Co. Class B	10,900	484
NBTY, Inc. (Æ)	39,229	1,596
PepsiCo, Inc. (Û)	161,671	10,544
Philip Morris International, Inc. (Û)	403,459	19,802

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co. (The) (Û)	663,032	41,214
Reynolds American, Inc.	11,600	620
Safeway, Inc. (Û)	772,900	18,240
Sara Lee Corp.	87,500	1,244
Smithfield Foods, Inc. (Æ)	30,000	562
Sysco Corp. (Û)	1,106,858	34,910
Tyson Foods, Inc. Class A	600,821	11,770
United Natural Foods, Inc. (Æ)	33,583	1,031
Walgreen Co.	258,239	9,077
Whole Foods Market, Inc. (Æ)	23,000	898

		366,883

Energy - 11.0%
Alpha Natural Resources, Inc. (Æ)	3,838	181
Anadarko Petroleum Corp.	25,700	1,598
Apache Corp. (Û)	186,100	18,938
Atwood Oceanics, Inc. (Æ)	8,200	299
Baker Hughes, Inc.	51,445	2,560
Cabot Oil & Gas Corp.	12,900	466
Cameron International Corp. (Æ)	21,800	860
Chesapeake Energy Corp.	6,000	143
Chevron Corp. (Û)	866,073	70,533
Cimarex Energy Co.	55,467	3,776
Concho Resources, Inc. (Æ)	4,700	267
ConocoPhillips (Û)	962,755	56,985
Denbury Resources, Inc. (Æ)	3,080	59
Devon Energy Corp.	22,889	1,541
Diamond Offshore Drilling, Inc.	8,400	664
Dresser-Rand Group, Inc. (Æ)	10,700	378
El Paso Corp.	16,600	201
EOG Resources, Inc.	5,300	594
EQT Corp.	32,400	1,409
EXCO Resources, Inc.	248,139	4,603
Exterran Holdings, Inc. (Æ)	47,252	1,377
Exxon Mobil Corp. (Û)	1,223,082	82,986
FMC Technologies, Inc. (Æ)	118,200	8,001
Forest Oil Corp. (Æ)	127,582	3,738
Halliburton Co.	57,479	1,762
Helmerich & Payne, Inc.	3,200	130
Hess Corp.	142,179	9,036
Marathon Oil Corp. (Û)	559,000	17,972
Murphy Oil Corp. (Û)	274,388	16,504
Nabors Industries, Ltd. (Æ)	690,890	14,903
National Oilwell Varco, Inc. (Û)	272,200	11,985
Newfield Exploration Co. (Æ)	5,900	343
Noble Corp.	126,000	4,976
Noble Energy, Inc.	2,200	168
Occidental Petroleum Corp.	326,500	28,948
Oceaneering International, Inc. (Æ)	1,600	105
Oil States International, Inc. (Æ)	13,275	641
Patterson-UTI Energy, Inc.	3,900	60
Peabody Energy Corp.	386,000	18,034
Petrohawk Energy Corp. (Æ)	8,200	177
Pioneer Natural Resources Co.	7,500	481
Pride International, Inc. (Æ)	9,800	297
Quicksilver Resources, Inc. (Æ)	10,200	141
Range Resources Corp.	4,300	205

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Rosetta Resources, Inc. (Æ)	44,351	1,104
Rowan Cos., Inc. (Æ)	260,880	7,774
Schlumberger, Ltd.	117,989	8,427
Southwestern Energy Co. (Æ)	204,600	8,119
Spectra Energy Corp.	33,600	784
St. Mary Land & Exploration Co.	121,530	4,890
Sunoco, Inc.	109,400	3,586
Swift Energy Co. (Æ)	34,298	1,241
Tesoro Corp.	66,608	876
Unit Corp. (Æ)	7,000	334
Valero Energy Corp.	18,558	386
Walter Energy, Inc. Class A	63,500	5,131
Whiting Petroleum Corp. (Æ)	1,800	163
Williams Cos., Inc. (The)	324,600	7,664
XTO Energy, Inc.	6,700	318

		439,822

Financial Services - 17.7%
Aflac, Inc. (Û)	208,400	10,620
Alexandria Real Estate Equities, Inc. (ö)	9,700	687
Alliance Data Systems Corp. (Æ)	12,600	946
Allied World Assurance Co. Holdings, Ltd.	5,600	244
Allstate Corp. (The) (Û)	1,107,231	36,173
American Express Co.	137,300	6,332
American Financial Group, Inc.	10,600	312
American International Group, Inc. (Æ)	19,500	759
AmeriCredit Corp. (Æ)	37,049	887
Ameriprise Financial, Inc.	163,400	7,575
Annaly Capital Management, Inc. (ö)	58,200	987
Apartment Investment & Management Co. Class A (ö)	87,081	1,952
Apollo Investment Corp.	133,857	1,628
Arch Capital Group, Ltd. (Æ)	72,200	5,457
Aspen Insurance Holdings, Ltd.	147,000	3,966
Assurant, Inc.	234,697	8,550
Assured Guaranty, Ltd.	299,854	6,462
AvalonBay Communities, Inc. (ö)	22,381	2,329
Axis Capital Holdings, Ltd.	159,743	4,979
Bank of America Corp.	958,263	17,086
Bank of Hawaii Corp.	7,200	381
Bank of New York Mellon Corp. (The)	209,179	6,512
BB&T Corp. (Û)	326,271	10,845
Berkshire Hathaway, Inc. Class A (Æ)	7	807
BlackRock, Inc. Class A (Û)	36,638	6,741
Boston Properties, Inc. (ö)	3,000	237
Brandywine Realty Trust (ö)	50,300	641
BRE Properties, Inc. Class A (ö)	4,400	184
Broadridge Financial Solutions, Inc.	9,300	221
Camden Property Trust (ö)	99,417	4,815
Capital One Financial Corp. (Û)	185,003	8,031
CB Richard Ellis Group, Inc. Class A (Æ)	22,100	383
Charles Schwab Corp. (The)	10,800	208
Chubb Corp. (Û)	231,419	12,235
Citigroup, Inc. (Æ)	431,147	1,884
City National Corp.	4,500	280
CME Group, Inc. Class A	16,800	5,517
CNA Financial Corp. (Æ)	159,500	4,485

	Principal Amount ($) or Shares	Market Value $
Comerica, Inc.	253,700	10,655
Commerce Bancshares, Inc.	3,600	149
Cullen/Frost Bankers, Inc.	45,800	2,719
Digital Realty Trust, Inc. (ö)	164,100	9,633
Discover Financial Services (Û)	617,200	9,542
Douglas Emmett, Inc. (ö)	21,400	358
Eaton Vance Corp.	9,700	342
Endurance Specialty Holdings, Ltd.	126,797	4,672
Equity Residential (ö)	4,100	186
Essex Property Trust, Inc. (ö)	1,700	180
Everest Re Group, Ltd.	80,336	6,158
Factset Research Systems, Inc.	13,100	985
Federated Investors, Inc. Class B	28,765	694
Fidelity National Information Services, Inc.	89,900	2,363
Fifth Third Bancorp (Û)	741,100	11,050
First American Corp.	19,500	674
First Horizon National Corp. (Æ)	9,230	131
Fiserv, Inc. (Æ)	12,500	639
Franklin Resources, Inc. (Û)	100,900	11,668
Fulton Financial Corp.	42,300	444
Genworth Financial, Inc. Class A (Æ)	311,200	5,141
Global Payments, Inc.	69,870	2,991
Goldman Sachs Group, Inc. (The) (Û)	400,719	58,184
Greenhill & Co., Inc.	1,000	88
Hanover Insurance Group, Inc. (The)	9,100	410
Hartford Financial Services Group, Inc.	270,400	7,725
HCP, Inc. (ö)	7,800	251
Health Care REIT, Inc. (ö)	17,126	769
Hospitality Properties Trust (ö)	2,800	74
Host Hotels & Resorts, Inc. (ö)	7,624	124
HRPT Properties Trust (ö)	99,300	779
Hudson City Bancorp, Inc. (Û)	3,085,048	41,031
Huntington Bancshares, Inc.	192,400	1,303
IntercontinentalExchange, Inc. (Æ)	2,500	292
Invesco, Ltd.	17,000	391
Jefferies Group, Inc.	35,800	974
Jones Lang LaSalle, Inc.	4,900	387
JPMorgan Chase & Co. (Û)	1,346,046	57,315
KeyCorp	16,400	148
Lazard, Ltd. Class A	15,600	603
Legg Mason, Inc.	4,000	127
Lender Processing Services, Inc.	31,400	1,185
Liberty Property Trust (ö)	12,200	412
Lincoln National Corp.	10,700	327
Loews Corp.	85,900	3,199
M&T Bank Corp.	63,505	5,547
Macerich Co. (The) (ö)	5,014	224
Mack-Cali Realty Corp. (ö)	2,200	76
Marsh & McLennan Cos., Inc.	18,500	448
Marshall & Ilsley Corp.	173,900	1,583
Mastercard, Inc. Class A	7,100	1,761
MetLife, Inc.	14,000	638
Moody’s Corp. (Û)	141,100	3,488
Morgan Stanley	24,500	740
MSCI, Inc. Class A (Æ)	32,300	1,119
Nationwide Health Properties, Inc. (ö)	21,612	757
Northern Trust Corp.	400	22

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NYSE Euronext (Û)	480,382	15,675
PartnerRe, Ltd. - ADR	94,754	7,351
People’s United Financial, Inc.	406,157	6,308
PNC Financial Services Group, Inc. (Û)	203,797	13,697
Principal Financial Group, Inc.	14,800	432
Progressive Corp. (The) (Û)	338,400	6,798
ProLogis (ö)	372,900	4,911
Prosperity Bancshares, Inc.	19,200	753
Protective Life Corp.	25,400	611
Prudential Financial, Inc. (Û)	176,000	11,187
Public Storage (ö)	64,000	6,202
Raymond James Financial, Inc.	21,600	662
Rayonier, Inc. (ö)	2,600	127
Regions Financial Corp.	92,000	813
RenaissanceRe Holdings, Ltd.	54,707	3,061
SEI Investments Co.	71,060	1,596
Senior Housing Properties Trust (ö)	17,500	393
Simon Property Group, Inc. (ö)	92,535	8,237
SL Green Realty Corp. (ö)	54,200	3,370
SLM Corp. (Æ)	98,500	1,206
StanCorp Financial Group, Inc.	13,600	611
State Street Corp.	25,500	1,109
SunTrust Banks, Inc. (Û)	274,627	8,129
T Rowe Price Group, Inc. (Û)	213,424	12,274
Tanger Factory Outlet Centers (ö)	35,900	1,493
Taubman Centers, Inc. (ö)	8,700	377
TD Ameritrade Holding Corp. (Æ)	21,200	424
Torchmark Corp.	1,000	54
Total System Services, Inc.	56,600	906
Transatlantic Holdings, Inc.	86,200	4,287
Travelers Cos., Inc. (The) (Û)	696,484	35,340
UDR, Inc. (ö)	49,200	999
Umpqua Holdings Corp.	78,300	1,170
Unitrin, Inc.	9,405	275
Unum Group	1,288,965	31,541
US Bancorp	114,125	3,055
Ventas, Inc. (ö)	11,300	534
Verisk Analytics, Inc. (Æ)	6,000	168
Visa, Inc.	102,400	9,240
Vornado Realty Trust (ö)	2,100	175
Waddell & Reed Financial, Inc. Class A	5,800	215
Washington Federal, Inc.	30,800	634
Wells Fargo & Co. (Û)	976,266	32,324
White Mountains Insurance Group, Ltd.	5,400	1,855
XL Capital, Ltd. Class A	406,496	7,236
Zions Bancorporation	101,100	2,905

		706,933

Health Care - 13.6%
Abbott Laboratories	56,600	2,896
Aetna, Inc. (Û)	162,800	4,811
Alexion Pharmaceuticals, Inc. (Æ)	10,300	565
Allergan, Inc.	30,000	1,911
Allscripts-Misys Healthcare Solutions, Inc. (Æ)	20,300	409
AmerisourceBergen Corp. Class A (Û)	964,658	29,760
Amgen, Inc. (Æ)(Û)	322,418	18,494

	Principal Amount ($) or Shares	Market Value $
Amylin Pharmaceuticals, Inc. (Æ)	27,600	570
Baxter International, Inc.	16,300	770
Beckman Coulter, Inc.	125,800	7,850
Bio-Rad Laboratories, Inc. Class A (Æ)	4,300	480
Biogen Idec, Inc. (Æ)(Û)	154,881	8,247
Boston Scientific Corp. (Æ)(Û)	1,155,263	7,948
Bristol-Myers Squibb Co.	99,800	2,524
Cardinal Health, Inc. (Û)	998,099	34,624
CareFusion Corp. (Æ)	177,740	4,902
Celgene Corp. (Æ)	82,000	5,080
Cephalon, Inc. (Æ)	26,310	1,689
Cerner Corp. (Æ)	16,600	1,410
Charles River Laboratories International, Inc. (Æ)	33,400	1,118
Cigna Corp.	67,800	2,174
Community Health Systems, Inc. (Æ)	10,700	437
Cooper Cos., Inc. (The)	2,500	97
Covance, Inc. (Æ)	25,100	1,434
Coventry Health Care, Inc. (Æ)	430,002	10,208
Covidien PLC	408,249	19,592
DaVita, Inc. (Æ)	9,700	606
Dendreon Corp. (Æ)	22,100	1,198
Dentsply International, Inc.	4,200	154
Edwards Lifesciences Corp. (Æ)	5,200	536
Eli Lilly & Co. (Û)	1,007,941	35,248
Emergency Medical Services Corp. Class A (Æ)	15,400	814
Endo Pharmaceuticals Holdings, Inc. (Æ)	6,300	138
ev3, Inc. (Æ)	28,356	542
Express Scripts, Inc. Class A (Æ)	14,800	1,482
Forest Laboratories, Inc. (Æ)(Û)	1,324,690	36,111
Gilead Sciences, Inc. (Æ)(Û)	303,453	12,038
Health Management Associates, Inc. Class A (Æ)	15,200	142
Health Net, Inc. (Æ)	187,300	4,124
Healthspring, Inc. (Æ)	12,688	223
Henry Schein, Inc. (Æ)	5,600	339
Hill-Rom Holdings, Inc.	116,569	3,696
Hospira, Inc. (Æ)	33,900	1,824
Humana, Inc. (Æ)	438,400	20,044
IDEXX Laboratories, Inc. (Æ)	10,100	668
Integra LifeSciences Holdings Corp. (Æ)	12,922	587
Intuitive Surgical, Inc. (Æ)	13,300	4,795
Inverness Medical Innovations, Inc. (Æ)	26,100	1,038
Johnson & Johnson (Û)	638,060	41,027
Kinetic Concepts, Inc. (Æ)	23,600	1,022
King Pharmaceuticals, Inc. (Æ)	727,515	7,130
Life Technologies Corp. (Æ)	29,500	1,614
LifePoint Hospitals, Inc. (Æ)	4,000	153
Lincare Holdings, Inc. (Æ)	19,700	920
Magellan Health Services, Inc. (Æ)	36,015	1,520
McKesson Corp. (Û)	213,795	13,856
Medco Health Solutions, Inc. (Æ)(Û)	241,148	14,208
Mednax, Inc. (Æ)	21,500	1,181
Medtronic, Inc.	597,700	26,114
Merck & Co., Inc.	187,831	6,582
Millipore Corp. (Æ)	1,600	170

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mylan, Inc. (Æ)	366,900	8,083
Nektar Therapeutics (Æ)	8,000	112
Par Pharmaceutical Cos., Inc. (Æ)	54,405	1,477
Patterson Cos., Inc.	206,914	6,619
PerkinElmer, Inc.	40,100	1,005
Perrigo Co.	18,700	1,141
Pfizer, Inc.	2,704,273	45,215
Quest Diagnostics, Inc. (Û)	87,500	5,002
ResMed, Inc. (Æ)	2,600	178
St. Jude Medical, Inc. (Æ)	3,000	122
Stryker Corp.	7,300	419
Teleflex, Inc.	9,900	607
Tenet Healthcare Corp. (Æ)	189,400	1,184
Thermo Fisher Scientific, Inc. (Æ)	12,300	680
United Therapeutics Corp. (Æ)	16,000	910
UnitedHealth Group, Inc. (Û)	359,266	10,889
Universal American Corp. (Æ)	33,592	516
Universal Health Services, Inc. Class B	69,400	2,576
Valeant Pharmaceuticals International (Æ)	24,600	1,107
Varian Medical Systems, Inc. (Æ)	6,800	383
Vertex Pharmaceuticals, Inc. (Æ)	13,600	527
Watson Pharmaceuticals, Inc. Class B (Æ)	4,400	188
WebMD Health Corp. Class A (Æ)	25,243	1,223
WellPoint, Inc. (Æ)(Û)	607,628	32,690
Zimmer Holdings, Inc. (Æ)	134,000	8,162

		542,859

Materials and Processing - 3.2%
Air Products & Chemicals, Inc.	25,400	1,950
Albemarle Corp.	5,600	256
Alcoa, Inc. (Û)	544,979	7,324
Armstrong World Industries, Inc. (Æ)	25,888	1,127
Ashland, Inc.	177,900	10,596
Ball Corp.	12,400	660
Cabot Corp.	10,500	342
Celanese Corp. Class A	36,100	1,155
CF Industries Holdings, Inc.	5,848	489
Cliffs Natural Resources, Inc.	54,600	3,414
Compass Minerals International, Inc.	2,200	166
Crown Holdings, Inc. (Æ)	19,500	507
Cytec Industries, Inc.	43,600	2,095
Dow Chemical Co. (The)	41,530	1,280
Eastman Chemical Co.	51,113	3,420
EI du Pont de Nemours & Co.	136,376	5,433
Freeport-McMoRan Copper & Gold, Inc. Class B (Û)	135,441	10,230
General Cable Corp. (Æ)	5,867	168
Greif, Inc. Class A	5,400	320
Huntsman Corp.	555,162	6,334
International Flavors & Fragrances, Inc.	85,613	4,288
International Paper Co.	340,315	9,100
Lennox International, Inc.	19,472	881
Lubrizol Corp.	142,835	12,904
Masco Corp.	20,022	325
MeadWestvaco Corp.	93,439	2,539
Monsanto Co.	1,600	101
NewMarket Corp.	5,400	594

	Principal Amount ($) or Shares	Market Value $
Newmont Mining Corp.	15,061	845
Nucor Corp.	17,466	792
Owens Corning (Æ)	6,500	226
Owens-Illinois, Inc. (Æ)	15,400	546
Packaging Corp. of America	11,400	282
PPG Industries, Inc. (Û)	124,900	8,789
Praxair, Inc.	2,800	235
Precision Castparts Corp.	13,900	1,784
Reliance Steel & Aluminum Co.	36,814	1,797
RPM International, Inc.	48,200	1,064
Schnitzer Steel Industries, Inc. Class A	14,093	761
Scotts Miracle-Gro Co. (The) Class A	11,196	542
Sealed Air Corp.	19,200	413
Sherwin-Williams Co. (The)	107,500	8,392
Sigma-Aldrich Corp.	1,700	101
Silgan Holdings, Inc.	40,350	2,434
Southern Copper Corp. (Û)	277,000	8,471
Temple-Inland, Inc.	12,000	280
Timken Co.	18,836	663
Valmont Industries, Inc.	2,200	183
Valspar Corp.	5,300	166

		126,764

Producer Durables - 12.1%
3M Co. (Û)	245,842	21,799
Accenture PLC Class A	109,130	4,762
Aecom Technology Corp. (Æ)	6,700	201
AGCO Corp. (Æ)	107,200	3,754
Agilent Technologies, Inc. (Æ)	88,500	3,209
Alexander & Baldwin, Inc.	18,700	665
AO Smith Corp.	39,725	2,051
Automatic Data Processing, Inc.	2,100	91
Avery Dennison Corp.	220,800	8,618
BE Aerospace, Inc. (Æ)	7,000	208
Boeing Co. (The) (Û)	153,800	11,140
Brink’s Home Security Holdings, Inc. (Æ)	18,100	759
Bucyrus International, Inc. Class A	3,800	239
Carlisle Cos., Inc.	22,100	834
Caterpillar, Inc.	38,400	2,615
CH Robinson Worldwide, Inc.	58,600	3,534
Cintas Corp.	10,493	286
Con-way, Inc.	13,100	509
Continental Airlines, Inc. Class B (Æ)	7,600	170
Convergys Corp. (Æ)	62,300	787
Copa Holdings SA Class A	10,300	584
Corrections Corp. of America (Æ)	56,900	1,179
Crane Co.	51,700	1,858
CSX Corp.	35,300	1,979
Cummins, Inc.	1,900	137
Deere & Co.	4,900	293
Delta Air Lines, Inc. (Æ)	20,400	246
Dover Corp. (Û)	173,800	9,076
Eaton Corp.	133,617	10,310
EMCOR Group, Inc. (Æ)	130,200	3,718
Emerson Electric Co.	105,260	5,498
FedEx Corp. (Û)	202,531	18,230
Flowserve Corp.	4,100	470

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fluor Corp. (Û)	155,400	8,211
Frontline, Ltd.	4,400	161
Gardner Denver, Inc.	11,800	593
General Dynamics Corp.	68,200	5,208
General Electric Co.	1,281,535	24,170
Goodrich Corp. (Û)	81,000	6,009
Graco, Inc.	6,700	232
Harsco Corp.	8,000	248
Hewitt Associates, Inc. Class A (Æ)	97,100	3,980
Honeywell International, Inc.	74,902	3,556
Hubbell, Inc. Class B	6,400	297
Illinois Tool Works, Inc.	119,800	6,122
ITT Corp. (Û)	57,982	3,222
JB Hunt Transport Services, Inc.	4,000	147
Joy Global, Inc.	2,600	148
Kansas City Southern (Æ)	21,200	860
KBR, Inc.	278,800	6,156
Kirby Corp. (Æ)	400	17
L-3 Communications Holdings, Inc. (Û)	155,400	14,541
Lexmark International, Inc. Class A (Æ)	297,656	11,028
Lockheed Martin Corp. (Û)	181,500	15,408
Manpower, Inc.	198,500	11,136
Mettler-Toledo International, Inc. (Æ)	11,700	1,468
Monster Worldwide, Inc. (Æ)	16,600	289
Nalco Holding Co.	19,700	487
National Instruments Corp.	16,800	581
Nordson Corp.	9,500	682
Norfolk Southern Corp.	17,000	1,009
Northrop Grumman Corp. (Û)	997,280	67,645
Oshkosh Corp. (Æ)	129,574	5,004
PACCAR, Inc.	22,007	1,024
Parker Hannifin Corp.	2,200	152
Paychex, Inc.	1,300	40
Quanta Services, Inc. (Æ)	8,600	173
Raytheon Co. (Û)	821,975	47,921
Republic Services, Inc. Class A	5,700	177
Rockwell Automation, Inc.	67,508	4,099
Rockwell Collins, Inc.	21,100	1,371
RR Donnelley & Sons Co.	74,600	1,603
Ryder System, Inc.	8,700	405
Southwest Airlines Co.	71,600	944
Spirit Aerosystems Holdings, Inc. Class A (Æ)	25,500	566
Teekay Corp.	117,155	2,935
TeleTech Holdings, Inc. (Æ)	38,386	635
Tetra Tech, Inc. (Æ)	33,900	825
Textron, Inc.	30,800	703
Thomas & Betts Corp. (Æ)	1,800	75
Tidewater, Inc.	5,600	300
Toro Co. (The)	20,856	1,188
TransDigm Group, Inc.	7,200	398
Trinity Industries, Inc.	8,765	218
Tyco International, Ltd. (Û)	779,600	30,241
UAL Corp. (Æ)	70,600	1,524
Unifirst Corp.	5,900	288
Union Pacific Corp. (Û)	115,800	8,761
United Parcel Service, Inc. Class B	107,168	7,410

	Principal Amount ($) or Shares	Market Value $
United Technologies Corp. (Û)	447,700	33,555
URS Corp. (Æ)	27,783	1,427
UTi Worldwide, Inc.	113,700	1,802
Waste Connections, Inc. (Æ)	4,600	165
Waste Management, Inc.	19,000	659
Waters Corp. (Æ)	14,100	1,015
Werner Enterprises, Inc.	130,504	2,926
WW Grainger, Inc.	46,500	5,140
Xerox Corp.	63,168	688
Zebra Technologies Corp. Class A (Æ)	21,300	619

		480,396

Technology - 18.8%
Activision Blizzard, Inc.	279,511	3,097
ADC Telecommunications, Inc. (Æ)	91,000	729
Adobe Systems, Inc. (Æ)(Û)	164,900	5,539
Advanced Micro Devices, Inc. (Æ)	66,142	599
Altera Corp.	19,700	500
Amdocs, Ltd. (Æ)	207,000	6,612
Amphenol Corp. Class A	8,500	393
Analog Devices, Inc.	49,600	1,485
Ansys, Inc. (Æ)	21,500	967
AOL, Inc. (Æ)	46,927	1,096
Apple, Inc. (Æ)	61,500	16,059
Applied Materials, Inc.	14,600	201
Arris Group, Inc. (Æ)	128,900	1,584
Arrow Electronics, Inc. (Æ)	125,666	3,833
Autodesk, Inc. (Æ)	10,800	367
Avnet, Inc. (Æ)	358,700	11,468
Benchmark Electronics, Inc. (Æ)	62,208	1,346
BMC Software, Inc. (Æ)	8,900	350
Broadcom Corp. Class A (Û)	250,436	8,638
Brocade Communications Systems, Inc. (Æ)	38,300	249
CACI International, Inc. Class A (Æ)	18,900	896
Cadence Design Systems, Inc. (Æ)	527,644	3,936
Cavium Networks, Inc. (Æ)	62,300	1,720
Ciena Corp. (Æ)	79,800	1,476
Cisco Systems, Inc. (Æ)(Û)	1,171,088	31,526
Citrix Systems, Inc. (Æ)	15,600	733
Cognizant Technology Solutions Corp. Class A (Æ)(Û)	111,416	5,702
Computer Sciences Corp. (Æ)(Û)	318,142	16,667
Corning, Inc. 2008	160,200	3,084
Cree, Inc. (Æ)	19,200	1,406
Crown Castle International Corp. (Æ)	42,500	1,609
CSG Systems International, Inc. (Æ)	35,000	795
Dell, Inc. (Æ)(Û)	731,001	11,828
Diebold, Inc.	11,900	373
Earthlink, Inc.	274,485	2,476
EchoStar Corp. (Æ)	39,959	768
Electronic Arts, Inc. Series C (Æ)	347,688	6,735
EMC Corp. (Æ)	142,882	2,716
Equinix, Inc. (Æ)	3,300	332
F5 Networks, Inc. (Æ)	29,900	2,046
Fairchild Semiconductor International, Inc. Class A (Æ)	51,628	579
Flir Systems, Inc. (Æ)	23,900	731

Russell U.S. Quantitative Equity Fund	17

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Google, Inc. Class A (Æ)(Û)	63,463	33,346
Harris Corp. (Û)	390,100	20,082
Hewlett-Packard Co. (Û)	479,000	24,894
Ingram Micro, Inc. Class A (Æ)	413,775	7,514
Integrated Device Technology, Inc. (Æ)	647,117	4,277
Intel Corp. (Û)	3,475,886	79,354
International Business Machines Corp. (Û)	543,427	70,102
Intersil Corp. Class A	18,500	275
Intuit, Inc. (Æ)	97,900	3,540
Jabil Circuit, Inc.	486,100	7,447
JDS Uniphase Corp. (Æ)	241,495	3,137
Juniper Networks, Inc. (Æ)(Û)	176,900	5,026
KLA-Tencor Corp.	35,200	1,199
Lam Research Corp. (Æ)	6,100	247
Linear Technology Corp.	31,700	953
LSI Corp. (Æ)	842,194	5,070
Mantech International Corp. Class A (Æ)	36,300	1,635
Marvell Technology Group, Ltd. (Æ)	60,400	1,247
Maxim Integrated Products, Inc. (Û)	198,600	3,857
McAfee, Inc. (Æ)	5,300	184
Microchip Technology, Inc.	29,300	856
Micron Technology, Inc. (Æ)	1,716,453	16,049
MICROS Systems, Inc. (Æ)	12,400	461
Microsoft Corp. (Û)	3,321,140	101,428
Molex, Inc.	278,367	6,238
Motorola, Inc. (Æ)(Û)	1,552,605	10,977
National Semiconductor Corp.	25,700	380
NCR Corp. (Æ)	168,000	2,211
NetApp, Inc. (Æ)	72,600	2,517
NeuStar, Inc. Class A (Æ)	5,500	135
Novellus Systems, Inc. (Æ)	18,400	482
NVIDIA Corp. (Æ)	7,600	119
ON Semiconductor Corp. (Æ)	9,000	71
Oracle Corp.	357,587	9,240
Plexus Corp. (Æ)	56,200	2,082
PMC - Sierra, Inc. (Æ)	18,700	165
QLogic Corp. (Æ)	15,000	291
QUALCOMM, Inc.	97,300	3,769
Rambus, Inc. (Æ)	29,200	705
Red Hat, Inc. (Æ)	38,300	1,144
RF Micro Devices, Inc. (Æ)	297,200	1,670
Rovi Corp. (Æ)	41,853	1,631
SAIC, Inc. (Æ)	65,000	1,132
Salesforce.com, Inc. (Æ)	14,100	1,207
SanDisk Corp. (Æ)	127,851	5,100
SBA Communications Corp. Class A (Æ)	6,500	230
Seagate Technology (Æ)(Û)	1,927,703	35,412
Silicon Laboratories, Inc. (Æ)	14,900	720
Symantec Corp. (Æ)(Û)	1,005,525	16,863
SYNNEX Corp. (Æ)	8,251	226
Synopsys, Inc. (Æ)	301,933	6,857
Syntel, Inc.	7,083	256
Tellabs, Inc.	1,192,597	10,829
Teradata Corp. (Æ)	87,100	2,532
Texas Instruments, Inc. (Û)	655,316	17,045
Trimble Navigation, Ltd. (Æ)	9,300	304
Tyco Electronics, Ltd.	627,368	20,151

	Principal Amount ($) or Shares	Market Value $
Unisys Corp. (Æ)	29,400	824
Varian Semiconductor Equipment Associates, Inc. (Æ)	5,400	178
VeriSign, Inc. (Æ)	11,096	303
Vishay Intertechnology, Inc. (Æ)	14,000	146
VMware, Inc. Class A (Æ)	6,400	394
Western Digital Corp. (Æ)(Û)	670,223	27,539
Xilinx, Inc.	12,100	312
Yahoo!, Inc. (Æ)	28,800	476

		748,289

Utilities - 7.6%
AES Corp. (The) (Æ)	192,100	2,217
Alliant Energy Corp.	6,500	222
Ameren Corp.	195,000	5,062
American Electric Power Co., Inc. (Û)	253,800	8,705
American Water Works Co., Inc.	364,212	7,933
AT&T, Inc. (Û)	3,623,320	94,424
Atmos Energy Corp.	19,700	583
Calpine Corp. (Æ)	56,600	771
CenterPoint Energy, Inc.	26,500	381
CenturyTel, Inc. (Û)	210,313	7,174
CMS Energy Corp.	6,800	111
Constellation Energy Group, Inc.	1,021,515	36,111
Dominion Resources, Inc.	30,988	1,295
DPL, Inc.	13,600	383
DTE Energy Co. (Û)	132,271	6,372
Duke Energy Corp.	272,097	4,566
Dynegy, Inc. Class A (Æ)	991,134	1,318
Edison International (Û)	673,700	23,155
Energen Corp.	32,700	1,598
Entergy Corp. (Û)	86,100	6,999
Exelon Corp.	40,308	1,757
FirstEnergy Corp.	4,200	159
FPL Group, Inc. (Û)	171,400	8,921
Great Plains Energy, Inc.	29,700	574
Hawaiian Electric Industries, Inc.	16,000	374
Integrys Energy Group, Inc.	39,308	1,950
MDU Resources Group, Inc.	43,965	932
Mirant Corp. (Æ)	49,964	583
National Fuel Gas Co.	31,400	1,633
NII Holdings, Inc. (Æ)	377,700	16,022
NiSource, Inc.	96,719	1,577
NRG Energy, Inc. (Æ)	28,400	686
NV Energy, Inc.	451,557	5,640
OGE Energy Corp.	20,900	865
Oneok, Inc.	23,100	1,135
Pepco Holdings, Inc.	56,600	947
PG&E Corp. (Û)	175,400	7,683
Pinnacle West Capital Corp.	107,100	3,999
PNM Resources, Inc.	17,594	239
Portland General Electric Co.	74,117	1,473
PPL Corp.	4,300	106
Public Service Enterprise Group, Inc. (Û)	268,097	8,614
Questar Corp.	7,900	379
Sempra Energy (Û)	69,800	3,433
Southern Union Co.	47,300	1,236

18	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sprint Nextel Corp. (Æ)	468,503	1,991
TECO Energy, Inc.	56,100	950
Telephone & Data Systems, Inc.	9,187	318
Time Warner Telecom, Inc. Class A (Æ)	12,200	217
UGI Corp.	13,100	360
UIL Holdings Corp.	900	26
US Cellular Corp. (Æ)	4,491	189
Verizon Communications, Inc. (Û)	531,868	15,366
Westar Energy, Inc.	21,850	518
Windstream Corp.	13,800	152

		300,384

Total Common Stocks (cost $3,786,606)		4,263,715

Short-Term Investments - 2.6%
Russell U.S. Cash Management Fund	105,307,766	105,308

Total Short-Term Investments (cost $105,308)		105,308

Total Investments - 109.6% (identified cost $3,891,914)		4,369,023

Securities Sold Short - (10.0%)
Consumer Discretionary - (2.1%)
Amazon.com, Inc. (Æ)	(47,500)	(6,510)
American Greetings Corp. Class A	(56,900)	(1,397)
BorgWarner, Inc. (Æ)	(127,900)	(5,543)
Clear Channel Outdoor Holdings, Inc. Class A (Æ)	(90,201)	(1,045)
Coinstar, Inc. (Æ)	(62,100)	(2,755)
Cooper Tire & Rubber Co.	(72,100)	(1,530)
Federal Mogul Corp. (Æ)	(58,694)	(1,116)
Gentex Corp.	(53,600)	(1,152)
Hillenbrand, Inc.	(19,000)	(467)
Iconix Brand Group, Inc. (Æ)	(160,000)	(2,762)
Interval Leisure Group, Inc. (Æ)	(36,400)	(538)
Las Vegas Sands Corp. (Æ)	(212,800)	(5,290)
Liberty Media Corp. - Capital Series A (Æ)	(139,532)	(6,177)
MGM Mirage (Æ)	(425,200)	(6,756)
National Presto Industries, Inc.	(1,700)	(190)
O’Reilly Automotive, Inc. (Æ)	(138,500)	(6,771)
Pier 1 Imports, Inc. (Æ)	(15,100)	(125)
Saks, Inc. (Æ)	(66,400)	(647)
Sally Beauty Holdings, Inc. (Æ)	(283,525)	(2,708)
Scientific Games Corp. Class A (Æ)	(14,800)	(218)
Service Corp. International	(189,286)	(1,700)
Sotheby’s Class A	(91,500)	(3,056)
Starwood Hotels & Resorts Worldwide, Inc. (ö)	(130,800)	(7,130)
Time Warner Cable, Inc.	(88,000)	(4,950)
Vail Resorts, Inc. (Æ)	(10,500)	(479)
Wynn Resorts, Ltd. Class T	(80,000)	(7,059)
Yum! Brands, Inc.	(100,200)	(4,250)

		(82,321)

	Principal Amount ($) or Shares	Market Value $
Consumer Staples - (0.2%)
Bunge, Ltd.	(59,900)	(3,172)
Herbalife, Ltd.	(17,100)	(825)
Molson Coors Brewing Co. Class B	(80,800)	(3,584)

		(7,581)

Energy - (1.5%)
Anadarko Petroleum Corp.	(109,700)	(6,819)
Chesapeake Energy Corp.	(144,800)	(3,446)
Contango Oil & Gas Co. (Æ)	(22,782)	(1,251)
Denbury Resources, Inc. (Æ)	(260,316)	(4,985)
Exterran Holdings, Inc. (Æ)	(192,258)	(5,604)
First Solar, Inc. (Æ)	(53,100)	(7,623)
Gran Tierra Energy, Inc. (Æ)	(175,053)	(1,061)
Noble Energy, Inc.	(78,600)	(6,005)
Petrohawk Energy Corp. (Æ)	(331,200)	(7,151)
Range Resources Corp.	(151,900)	(7,255)
Spectra Energy Corp.	(334,000)	(7,796)
Weatherford International, Ltd. (Æ)	(48,700)	(882)

		(59,878)

Financial Services - (2.3%)
American Capital, Ltd. (Æ)	(122,600)	(753)
Amtrust Financial Services, Inc.	(38,900)	(530)
Anworth Mortgage Asset Corp. (ö)	(360,857)	(2,421)
Associated Banc-Corp.	(133,445)	(1,939)
Cathay General Bancorp	(129,600)	(1,603)
CB Richard Ellis Group, Inc. Class A (Æ)	(33,731)	(584)
Citigroup, Inc. (Æ)	(706,100)	(3,086)
CNA Surety Corp. (Æ)	(1,900)	(32)
Discover Financial Services	(338,300)	(5,230)
Fifth Third Bancorp	(582,300)	(8,682)
Flagstar Bancorp, Inc. (Æ)	(441,400)	(280)
Forest City Enterprises, Inc. Class A (Æ)	(152,373)	(2,354)
GLG Partners, Inc. (Æ)	(49,887)	(162)
Hatteras Financial Corp. (ö)	(162,026)	(4,321)
Interactive Brokers Group, Inc. Class A (Æ)	(115,200)	(1,975)
International Bancshares Corp.	(38,051)	(920)
KeyCorp	(991,100)	(8,940)
Markel Corp. (Æ)	(2,881)	(1,103)
MGIC Investment Corp. (Æ)	(219,500)	(2,289)
National Penn Bancshares, Inc.	(227,103)	(1,662)
Northern Trust Corp.	(141,100)	(7,758)
Ocwen Financial Corp. (Æ)	(175,759)	(2,030)
Pico Holdings, Inc. (Æ)	(20,800)	(739)
Plum Creek Timber Co., Inc. (ö)	(87,300)	(3,475)
Potlatch Corp. (ö)	(118,600)	(4,443)
Radian Group, Inc.	(68,300)	(969)
Regions Financial Corp.	(1,193,000)	(10,550)
SunTrust Banks, Inc.	(254,500)	(7,533)
TD Ameritrade Holding Corp. (Æ)	(191,100)	(3,826)
Wilmington Trust Corp.	(175,700)	(3,045)
Wright Express Corp. (Æ)	(6,500)	(221)

		(93,455)

Russell U.S. Quantitative Equity Fund	19

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - (1.1%)
Abraxis Bioscience, Inc. (Æ)	(10,600)	(530)
Acorda Therapeutics, Inc. (Æ)	(55,700)	(2,158)
Allos Therapeutics, Inc. (Æ)	(394,294)	(3,115)
AMAG Pharmaceuticals, Inc. (Æ)	(23,612)	(806)
Auxilium Pharmaceuticals, Inc. (Æ)	(47,200)	(1,680)
Boston Scientific Corp. (Æ)	(838,500)	(5,769)
Cepheid, Inc. (Æ)	(87,628)	(1,752)
Cerner Corp. (Æ)	(81,900)	(6,954)
Emeritus Corp. (Æ)	(11,800)	(264)
Human Genome Sciences, Inc. (Æ)	(53,500)	(1,481)
Illumina, Inc. (Æ)	(74,700)	(3,128)
PDL BioPharma, Inc.	(417,200)	(2,428)
Pharmaceutical Product Development, Inc.	(94,663)	(2,603)
Savient Pharmaceuticals, Inc. (Æ)	(55,100)	(799)
Vertex Pharmaceuticals, Inc. (Æ)	(192,900)	(7,479)
Vivus, Inc. (Æ)	(122,600)	(1,249)
Volcano Corp. (Æ)	(28,585)	(687)

		(42,882)

Materials and Processing - (0.9%)
Allied Nevada Gold Corp. (Æ)	(70,993)	(1,298)
Armstrong World Industries, Inc. (Æ)	(65,500)	(2,853)
Eagle Materials, Inc.	(32,000)	(1,020)
Intrepid Potash, Inc. (Æ)	(104,202)	(2,736)
Mueller Industries, Inc.	(6,400)	(190)
Schnitzer Steel Industries, Inc. Class A	(72,800)	(3,931)
Schweitzer-Mauduit International, Inc.	(69,400)	(3,950)
Stillwater Mining Co. (Æ)	(85,600)	(1,447)
United States Steel Corp.	(124,500)	(6,805)
USG Corp. (Æ)	(119,500)	(2,820)
Vulcan Materials Co.	(143,600)	(8,225)

		(35,275)

Producer Durables - (0.7%)
Allegiant Travel Co. Class A (Æ)	(1,000)	(51)
Atlas Air Worldwide Holdings, Inc. (Æ)	(20,500)	(1,133)
Herman Miller, Inc.	(115,227)	(2,445)
Iron Mountain, Inc.	(215,500)	(5,420)
JetBlue Airways Corp. (Æ)	(260,991)	(1,459)
PACCAR, Inc.	(202,000)	(9,397)
PHH Corp. (Æ)	(70,800)	(1,606)
Roper Industries, Inc.	(100,900)	(6,157)
Skywest, Inc.	(45,600)	(683)
US Airways Group, Inc. (Æ)	(82,600)	(584)

		(28,935)

Technology - (1.1%)
Amkor Technology, Inc. (Æ)	(154,900)	(1,168)
AsiaInfo Holdings, Inc. (Æ)	(101,400)	(2,881)
Cognex Corp.	(50,000)	(1,046)
Cree, Inc. (Æ)	(61,200)	(4,480)
EchoStar Corp. (Æ)	(31,900)	(613)

	Principal Amount ($) or Shares	Market Value $
Electronic Arts, Inc. Series C (Æ)	(155,600)	(3,014)
Formfactor, Inc. (Æ)	(190,055)	(2,853)
Hittite Microwave Corp. (Æ)	(41,000)	(2,102)
II-VI, Inc. (Æ)	(33,333)	(1,195)
InterDigital, Inc. (Æ)	(59,100)	(1,635)
JDA Software Group, Inc. (Æ)	(68,900)	(1,991)
MEMC Electronic Materials, Inc. (Æ)	(179,600)	(2,329)
Rambus, Inc. (Æ)	(1,000)	(24)
Salesforce.com, Inc. (Æ)	(101,300)	(8,671)
Tessera Technologies, Inc. (Æ)	(108,100)	(2,192)
Viasat, Inc. (Æ)	(37,600)	(1,333)
VMware, Inc. Class A (Æ)	(85,500)	(5,270)

		(42,797)

Utilities - (0.1%)
Southern Co.	(106,500)	(3,681)

Total Securities Sold Short (proceeds $330,978)		(396,805)

Other Assets and Liabilities, Net - 0.4%		14,628

Net Assets - 100.0%		3,986,846

See accompanying notes which are an integral part of the financial statements.

20	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index	191	USD	12,478	06/10	117
S&P 500 E-Mini Index (CME)	1,080	USD	63,904	06/10	(208)
S&P 500 Index (CME)	90	USD	26,627	06/10	380
S&P Midcap 400 E-Mini Index (CME)	104	USD	8,545	06/10	138

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					427

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Quantitative Equity Fund	21

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$551,385	$—	$—	$551,385	13.8
Consumer Staples	366,883	—	—	366,883	9.2
Energy	439,822	—	—	439,822	11.0
Financial Services	706,933	—	—	706,933	17.7
Health Care	542,859	—	—	542,859	13.6
Materials and Processing	126,764	—	—	126,764	3.2
Producer Durables	480,396	—	—	480,396	12.1
Technology	748,289	—	—	748,289	18.8
Utilities	300,384	—	—	300,384	7.6
Short-Term Investments	—	105,308	—	105,308	2.6

Total Investments	4,263,715	105,308	—	4,369,023	109.6

Securities Sold Short	(396,805)	—	—	(396,805)	(10.0)
Other Assets and Liabilities, Net					0.4

					100.0

Other Financial Instruments
Futures Contracts	427	—	—	427	—	*

Total Other Financial Instruments**	427	—	—	427

*	Less than .05% of net assets.
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$635

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$208

Derivatives not accounted for as hedging instruments

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$28,513

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$925

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

22	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,144.30	$1,014.63
Expenses Paid During Period*	$10.90	$10.24

*	Expenses are equal to the Fund’s annualized expense ratio of 2.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,149.30	$1,018.35
Expenses Paid During Period*	$6.93	$6.51

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,152.70	$1,020.23
Expenses Paid During Period*	$4.91	$4.61

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,151.00	$1,019.59
Expenses Paid During Period*	$5.60	$5.26

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell U.S. Growth Fund	23

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.7%
Consumer Discretionary - 16.2%
Amazon.com, Inc. (Æ)	5,941	814
Apollo Group, Inc. Class A (Æ)	13,573	779
Avon Products, Inc.	6,560	212
Best Buy Co., Inc.	5,093	232
Coach, Inc.	5,230	218
Costco Wholesale Corp.	7,138	422
Darden Restaurants, Inc.	5,700	255
Dick’s Sporting Goods, Inc. (Æ)	6,428	187
eBay, Inc. (Æ)	11,500	274
Fastenal Co. (Ñ)	11,200	613
Guess?, Inc.	5,757	264
Harley-Davidson, Inc.	10,840	367
JC Penney Co., Inc.	2,100	61
Johnson Controls, Inc.	5,130	172
Las Vegas Sands Corp. (Æ)	18,380	457
Lowe’s Cos., Inc.	64,890	1,760
McDonald’s Corp.	3,700	261
Nike, Inc. Class B (Ñ)	14,000	1,063
Nordstrom, Inc.	5,488	227
priceline.com, Inc. (Æ)	4,139	1,085
Royal Caribbean Cruises, Ltd. (Æ)(Ñ)	4,200	151
Scripps Networks Interactive, Inc.	6,580	298
Staples, Inc.	58,100	1,367
Starbucks Corp.	20,400	530
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	8,690	474
Target Corp.	13,191	750
Tiffany & Co. (Ñ)	4,000	194
VF Corp.	2,700	233
Walt Disney Co. (The)	17,075	629
Western Union Co. (The)	41,349	755
Whirlpool Corp.	2,640	287
Yum! Brands, Inc.	5,900	250

		15,641

Consumer Staples - 7.2%
Coca-Cola Co. (The)	14,200	759
Colgate-Palmolive Co.	6,666	561
CVS Caremark Corp.	11,540	426
Diageo PLC - ADR	4,034	275
General Mills, Inc.	6,783	483
Mead Johnson Nutrition Co.	6,820	352
PepsiCo, Inc.	24,230	1,580
Philip Morris International, Inc.	14,348	704
Procter & Gamble Co. (The)	9,200	572
Walgreen Co.	19,200	675
Whole Foods Market, Inc. (Æ)	13,500	527

		6,914

Energy - 5.7%
Alpha Natural Resources, Inc. (Æ)	3,250	153
Anadarko Petroleum Corp.	8,976	558
Apache Corp.	1,900	193
EOG Resources, Inc.	8,900	998
Exxon Mobil Corp.	3,800	258

	Principal Amount ($) or Shares	Market Value $
National Oilwell Varco, Inc.	11,800	520
Occidental Petroleum Corp.	4,210	373
Petrohawk Energy Corp. (Æ)	35,592	769
Schlumberger, Ltd.	14,399	1,028
Southwestern Energy Co. (Æ)	7,720	306
Weatherford International, Ltd. (Æ)	22,220	402

		5,558

Financial Services - 10.6%
American Express Co.	8,600	397
Bank of America Corp.	37,828	674
Bank of New York Mellon Corp. (The)	22,700	707
Charles Schwab Corp. (The)	15,980	308
Citigroup, Inc. (Æ)	31,700	138
CME Group, Inc. Class A	2,350	772
Goldman Sachs Group, Inc. (The)	4,157	604
IntercontinentalExchange, Inc. (Æ)	9,794	1,142
JPMorgan Chase & Co.	2,600	111
Lincoln National Corp.	5,200	159
Mastercard, Inc. Class A (Ñ)	5,774	1,432
MetLife, Inc.	3,000	137
Morgan Stanley (Ñ)	1,000	30
Prudential Financial, Inc.	6,670	424
State Street Corp.	17,600	766
T Rowe Price Group, Inc. (Ñ)	4,630	266
Visa, Inc.	21,580	1,947
Wells Fargo & Co.	6,520	216

		10,230

Health Care - 14.3%
Allergan, Inc.	22,010	1,402
Amgen, Inc. (Æ)	2,200	126
Beckman Coulter, Inc.	2,100	131
Bristol-Myers Squibb Co.	5,500	139
Celgene Corp. (Æ)	10,878	674
Cerner Corp. (Æ)(Ñ)	7,970	677
Edwards Lifesciences Corp. (Æ)	1,310	135
Express Scripts, Inc. Class A (Æ)	2,830	283
Gilead Sciences, Inc. (Æ)	43,145	1,712
Hospira, Inc. (Æ)	4,000	215
Intuitive Surgical, Inc. (Æ)(Ñ)	1,260	454
Johnson & Johnson	13,500	868
McKesson Corp.	5,040	327
Medco Health Solutions, Inc. (Æ)	15,600	919
Medtronic, Inc.	5,700	249
Merck & Co., Inc.	8,200	287
Myriad Genetics, Inc. (Æ)	24,958	599
Novo Nordisk A/S - ADR	10,700	879
NuVasive, Inc. (Æ)	2,846	118
St. Jude Medical, Inc. (Æ)	6,070	248
Stryker Corp.	3,420	197
Teva Pharmaceutical Industries, Ltd. - ADR	16,890	992
Thermo Fisher Scientific, Inc. (Æ)	5,230	289
UnitedHealth Group, Inc.	29,388	891
WellPoint, Inc. (Æ)	6,490	349
Zimmer Holdings, Inc. (Æ)	10,900	664

		13,824

24	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Materials and Processing - 4.1%
Air Products & Chemicals, Inc.	3,400	261
Dow Chemical Co. (The)	8,100	250
Ecolab, Inc. (Ñ)	9,100	444
Freeport-McMoRan Copper & Gold, Inc. Class B	5,260	397
Monsanto Co.	15,290	964
Praxair, Inc.	8,100	679
Rio Tinto PLC - ADR	3,804	193
Syngenta AG - ADR	11,500	581
Teck Resources, Ltd. Class B	4,400	173

		3,942

Producer Durables - 6.9%
3M Co.	2,900	257
ABB, Ltd. - ADR	12,300	236
Automatic Data Processing, Inc.	9,200	399
Caterpillar, Inc.	7,140	486
Cummins, Inc.	6,930	501
Expeditors International of Washington, Inc.	15,900	648
FedEx Corp.	4,825	434
Fluor Corp.	11,823	625
Goodrich Corp.	7,720	573
Honeywell International, Inc.	22,199	1,054
McDermott International, Inc. (Æ)	6,400	175
SunPower Corp. (Æ)(Ñ)	8,400	126
Terex Corp. (Æ)(Ñ)	4,901	130
Textron, Inc. (Ñ)	25,839	590
Waters Corp. (Æ)	5,630	405

		6,639

Technology - 30.3%
Adobe Systems, Inc. (Æ)	43,127	1,449
Altera Corp.	10,200	259
Apple, Inc. (Æ)	20,239	5,285
ASML Holding NV Class G (Ñ)	9,320	304
Baidu, Inc. - ADR (Æ)	423	292
Broadcom Corp. Class A	21,098	728
Brocade Communications Systems, Inc. (Æ)	33,439	217
Cisco Systems, Inc. (Æ)	54,100	1,456
Cognizant Technology Solutions Corp. Class A (Æ)	6,380	326
Cree, Inc. (Æ)(Ñ)	4,270	313
Crown Castle International Corp. (Æ)	24,600	931
Dell, Inc. (Æ)	10,500	170
EMC Corp. (Æ)	21,200	403
Google, Inc. Class A (Æ)	4,880	2,564
Hewlett-Packard Co.	40,149	2,087
Intel Corp.	6,500	148
International Business Machines Corp.	4,100	529
Intuit, Inc. (Æ)	25,100	908
Juniper Networks, Inc. (Æ)	9,420	268

	Principal Amount ($) or Shares	Market Value $
Lam Research Corp. (Æ)	9,790	397
Marvell Technology Group, Ltd. (Æ)	19,000	392
Maxim Integrated Products, Inc.	13,700	266
Micron Technology, Inc. (Æ)(Ñ)	25,860	242
Microsoft Corp.	34,500	1,054
Oracle Corp.	75,085	1,940
QUALCOMM, Inc.	77,514	3,003
Red Hat, Inc. (Æ)	9,100	272
Salesforce.com, Inc. (Æ)(Ñ)	3,440	294
Symantec Corp. (Æ)	33,000	553
Teradata Corp. (Æ)	22,600	657
Texas Instruments, Inc.	9,600	250
Varian Semiconductor Equipment Associates, Inc. (Æ)(Ñ)	6,300	207
VeriSign, Inc. (Æ)	32,600	889
VMware, Inc. Class A (Æ)	3,460	213

		29,266

Utilities - 0.4%
FPL Group, Inc.	4,423	230
Millicom International Cellular SA	1,690	149

		379

Total Common Stocks (cost $75,479)		92,393

Short-Term Investments - 4.3%
Russell U.S. Cash Management Fund (£)	4,138,948	4,139

Total Short-Term Investments (cost $4,139)		4,139

Other Securities - 5.5%
Russell U.S. Cash Collateral Fund (×)	3,005,759	3,006
State Street Securities Lending Quality Trust (×)	2,330,510	2,324

Total Other Securities (cost $5,336)		5,330

Total Investments - 105.5% (identified cost $84,954)		101,862

Other Assets and Liabilities, Net - (5.5%)		(5,336)

Net Assets - 100.0%		96,526

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Growth Fund	25

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Nasdaq 100 E-Mini Index (CME)	22	USD	879	06/10	14
S&P 500 E-Mini Index (CME)	42	USD	2,485	06/10	(26)
S&P 500 Index (CME)	2	USD	592	06/10	22

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					10

See accompanying notes which are an integral part of the financial statements.

26	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$15,641	$—		$15,641	16.2
Consumer Staples	6,914	—	—	6,914	7.2
Energy	5,558	—	—	5,558	5.7
Financial Services	10,230	—	—	10,230	10.6
Health Care	13,824	—	—	13,824	14.3
Materials and Processing	3,942	—	—	3,942	4.1
Producer Durables	6,639	—	—	6,639	6.9
Technology	29,266	—	—	29,266	30.3
Utilities	379	—	—	379	0.4
Short-Term Investments	—	4,139	—	4,139	4.3
Other Securities	—	5,330	—	5,330	5.5

Total Investments	92,393	9,469	—	101,862	105.5

Other Assets and Liabilities, Net					(5.5)

					100.0

Other Financial Instruments
Futures Contracts	10	—	—	10	—	*

Total Other Financial Instruments**	10	—	—	10

*	Less than .05% of net assets.
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$36

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$26

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$486

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$49

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Growth Fund	27

Russell Investment Company

Russell U.S. Value Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,185.10	$1,014.48
Expenses Paid During Period*	$11.27	$10.39

*	Expenses are equal to the Fund’s annualized expense ratio of 2.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,190.60	$1,018.20
Expenses Paid During Period*	$7.22	$6.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,192.00	$1,019.84
Expenses Paid During Period*	$5.43	$5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,192.10	$1,019.44
Expenses Paid During Period*	$5.87	$5.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

28	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Consumer Discretionary - 10.8%
Comcast Corp. Class A	24,500	484
Darden Restaurants, Inc.	4,800	215
DIRECTV, Inc. (Æ)	40,971	1,484
DR Horton, Inc. (Ñ)	30,400	447
eBay, Inc. (Æ)	27,750	661
Ford Motor Co. (Æ)(Ñ)	35,700	465
Gannett Co., Inc.	23,100	393
Hertz Global Holdings, Inc. (Æ)(Ñ)	17,300	250
JC Penney Co., Inc.	18,300	534
KB Home (Ñ)	58,800	1,090
Kohl’s Corp. (Æ)	9,700	533
Macy’s, Inc.	19,400	450
Magna International, Inc. Class A (Æ)	6,300	414
McDonald’s Corp.	14,820	1,046
Newell Rubbermaid, Inc. (Ñ)	20,200	345
Office Depot, Inc. (Æ)	106,300	729
PetSmart, Inc. (Ñ)	5,200	172
Phillips-Van Heusen Corp.	5,900	372
Pulte Group, Inc. (Æ)(Ñ)	109,787	1,437
Ryland Group, Inc. (Ñ)	55,900	1,273
Stanley Black & Decker, Inc.	8,800	547
TRW Automotive Holdings Corp. (Æ)(Ñ)	7,000	225
Viacom, Inc. Class B (Æ)	12,800	452
Wal-Mart Stores, Inc.	22,260	1,194
Whirlpool Corp. (Ñ)	2,250	245
Wyndham Worldwide Corp.	28,000	751
Yum! Brands, Inc.	23,370	991

		17,199

Consumer Staples - 4.4%
Corn Products International, Inc.	9,500	342
CVS Caremark Corp.	15,020	555
General Mills, Inc.	9,300	662
JM Smucker Co. (The)	4,850	296
Kimberly-Clark Corp.	25,190	1,543
Kraft Foods, Inc. Class A	23,700	702
Lorillard, Inc.	4,600	361
PepsiCo, Inc.	11,000	717
Procter & Gamble Co. (The)	13,400	833
Reynolds American, Inc. (Ñ)	4,500	240
Safeway, Inc.	22,600	533
Tyson Foods, Inc. Class A	14,000	274

		7,058

Energy - 12.7%
Alpha Natural Resources, Inc. (Æ)	8,800	414
Arch Coal, Inc.	53,000	1,431
BP PLC - ADR	4,700	245
Chesapeake Energy Corp.	21,500	512
Chevron Corp.	41,192	3,355
ConocoPhillips	21,700	1,284
Consol Energy, Inc.	16,760	749
Devon Energy Corp.	24,620	1,658
El Paso Corp.	39,000	472
Exxon Mobil Corp.	26,700	1,812

	Principal Amount ($) or Shares	Market Value $
Halliburton Co.	28,570	876
Hess Corp.	13,700	871
Marathon Oil Corp.	23,200	746
Newfield Exploration Co. (Æ)	11,400	663
Noble Corp.	14,300	565
Occidental Petroleum Corp.	10,380	920
Peabody Energy Corp.	28,300	1,322
Royal Dutch Shell PLC - ADR (Ñ)	10,600	665
Statoil ASA - ADR (Ñ)	24,600	594
Sunoco, Inc. (Ñ)	9,000	295
Whiting Petroleum Corp. (Æ)(Ñ)	8,950	808

		20,257

Financial Services - 25.4%
Allstate Corp. (The)	18,900	617
Ameriprise Financial, Inc.	20,400	946
Assured Guaranty, Ltd.	9,200	198
Bank of America Corp.	235,389	4,197
Bank of New York Mellon Corp. (The)	63,480	1,976
Boston Properties, Inc. (ö)	6,600	521
Capital One Financial Corp.	16,400	712
CB Richard Ellis Group, Inc. Class A (Æ)	10,400	180
CIT Group, Inc. (Æ)	13,430	545
Citigroup, Inc. (Æ)	468,936	2,049
Comerica, Inc.	14,600	613
Discover Financial Services	19,300	298
Federated Investors, Inc. Class B (Ñ)	17,600	425
Fifth Third Bancorp	16,300	243
Franklin Resources, Inc.	4,530	524
Genworth Financial, Inc. Class A (Æ)	37,268	616
Hartford Financial Services Group, Inc.	12,100	346
Hudson City Bancorp, Inc.	31,500	419
Huntington Bancshares, Inc. (Ñ)	70,800	479
JPMorgan Chase & Co.	97,460	4,150
KeyCorp	130,000	1,173
Marsh & McLennan Cos., Inc.	28,600	693
Marshall & Ilsley Corp.	140,200	1,276
Mastercard, Inc. Class A	1,860	461
Mercury General Corp. (Ñ)	13,400	603
MGIC Investment Corp. (Æ)(Ñ)	92,600	966
Morgan Stanley	62,360	1,885
Northern Trust Corp.	13,800	759
People’s United Financial, Inc.	24,300	377
Plum Creek Timber Co., Inc. (ö)	14,400	573
PNC Financial Services Group, Inc.	16,100	1,082
Prudential Financial, Inc.	8,400	534
Regions Financial Corp. (Ñ)	130,900	1,157
Simon Property Group, Inc. (ö)	5,250	467
State Street Corp.	23,240	1,011
SunTrust Banks, Inc. (Ñ)	71,400	2,113
US Bancorp	34,820	932
Valley National Bancorp	31,400	510
Wells Fargo & Co.	63,010	2,086
Wilmington Trust Corp. (Ñ)	16,900	293
XL Capital, Ltd. Class A	18,600	331
Zions Bancorporation (Ñ)	38,300	1,100

		40,436

Russell U.S. Value Fund	29

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Health Care - 7.4%
Abbott Laboratories	20,000	1,023
Aetna, Inc.	8,700	257
AmerisourceBergen Corp. Class A	12,600	389
Amgen, Inc. (Æ)	31,540	1,809
Baxter International, Inc.	24,640	1,163
Becton Dickinson and Co.	6,390	488
Biogen Idec, Inc. (Æ)	11,975	638
Hologic, Inc. (Æ)	15,500	277
Johnson & Johnson	24,590	1,581
Life Technologies Corp. (Æ)	6,700	367
Medtronic, Inc.	18,000	786
Merck & Co., Inc.	13,400	470
Shire PLC - ADR	12,390	816
Teleflex, Inc.	6,400	392
Thermo Fisher Scientific, Inc. (Æ)	11,760	650
UnitedHealth Group, Inc.	16,000	485
WellPoint, Inc. (Æ)	4,100	221

		11,812

Materials and Processing - 5.3%
Air Products & Chemicals, Inc.	9,700	745
Celanese Corp. Class A	15,600	499
CF Industries Holdings, Inc.	3,525	295
Cliffs Natural Resources, Inc.	7,950	497
Eastman Chemical Co.	6,100	408
Freeport-McMoRan Copper & Gold, Inc. Class B	7,300	551
Nucor Corp. (Ñ)	13,900	630
Praxair, Inc.	10,450	875
Precision Castparts Corp.	9,980	1,281
Reliance Steel & Aluminum Co.	8,400	410
Sealed Air Corp. (Ñ)	30,100	647
Teck Resources, Ltd. Class B	19,470	764
Vulcan Materials Co.	16,000	917

		8,519

Producer Durables - 11.5%
3M Co.	2,400	213
Accenture PLC Class A	11,870	518
Agilent Technologies, Inc. (Æ)	19,190	696
Automatic Data Processing, Inc.	15,800	685
Avery Dennison Corp.	9,200	359
Canadian Pacific Railway, Ltd.	5,300	312
Caterpillar, Inc.	7,200	490
Cooper Industries PLC	14,800	727
Cummins, Inc.	3,000	217
Eaton Corp.	2,900	224
General Dynamics Corp.	21,150	1,615
General Electric Co.	129,800	2,448
Honeywell International, Inc.	13,200	627
ITT Corp.	4,300	239
Lear Corp. (Æ)	7,300	593
Lexmark International, Inc. Class A (Æ)	10,100	374
Lockheed Martin Corp.	12,680	1,076
Navistar International Corp. (Æ)	20,300	981
Norfolk Southern Corp.	8,700	516

	Principal Amount ($) or Shares	Market Value $
Pitney Bowes, Inc. (Ñ)	24,700	627
Raytheon Co.	13,710	799
Rockwell Automation, Inc.	7,300	443
SPX Corp.	5,800	405
Textron, Inc. (Ñ)	24,900	569
Tidewater, Inc. (Ñ)	10,800	579
United Parcel Service, Inc. Class B	11,400	788
Waste Management, Inc. (Ñ)	18,800	652
Xerox Corp.	53,900	588

		18,360

Technology - 11.5%
Advanced Micro Devices, Inc. (Æ)	51,700	468
Alcatel-Lucent - ADR (Æ)	158,000	501
Apple, Inc. (Æ)	2,060	538
Applied Materials, Inc.	53,000	730
CA, Inc.	27,600	630
Cisco Systems, Inc. (Æ)	56,240	1,514
Computer Sciences Corp. (Æ)	12,280	643
Dell, Inc. (Æ)	60,200	974
Diebold, Inc. (Ñ)	11,200	351
EMC Corp. (Æ)	10,690	203
Google, Inc. Class A (Æ)	1,760	925
Harris Corp.	7,000	360
Hewlett-Packard Co.	24,670	1,282
International Business Machines Corp.	11,400	1,471
Linear Technology Corp. (Ñ)	27,400	824
LSI Corp. (Æ)	37,700	227
Micron Technology, Inc. (Æ)(Ñ)	67,300	629
Microsoft Corp.	38,500	1,176
Motorola, Inc. (Æ)	148,800	1,052
National Semiconductor Corp. (Ñ)	51,100	755
Nokia OYJ - ADR (Ñ)	29,300	356
Oracle Corp.	50,480	1,305
QUALCOMM, Inc.	5,760	223
Seagate Technology (Æ)	25,000	459
Symantec Corp. (Æ)	25,490	428
Tyco Electronics, Ltd.	7,800	251

		18,275

Utilities - 6.3%
Allegheny Energy, Inc.	6,100	133
Alliant Energy Corp.	12,800	438
American Electric Power Co., Inc.	22,900	786
American Water Works Co., Inc.	25,100	547
DTE Energy Co. (Ñ)	14,000	674
Dynegy, Inc. Class A (Æ)	2,043	3
Exelon Corp.	8,600	375
FPL Group, Inc.	4,700	245
Frontier Communications Corp. (Ñ)	52,000	414
Great Plains Energy, Inc. (Ñ)	20,400	394
MDU Resources Group, Inc.	18,500	392
Mirant Corp. (Æ)	36,982	431
Pepco Holdings, Inc.	21,200	355
PPL Corp.	7,800	193
Progress Energy, Inc. - CVO	1,300	—
Questar Corp.	6,300	302

30	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qwest Communications International, Inc. (Ñ)	128,900	674
RRI Energy, Inc. (Æ)(Ñ)	335,400	1,365
Sprint Nextel Corp. (Æ)	293,500	1,247
Veolia Environnement - ADR (Ñ)	11,600	362
Verizon Communications, Inc.	22,200	641

		9,971

Total Common Stocks (cost $127,605)		151,887

Warrants & Rights - 0.2%
Bank of America Corp. (Æ) 2018 Warrants	68	258

Total Warrants & Rights (cost $265)		258

Short-Term Investments - 4.4%
Russell U.S. Cash Management Fund (£)	6,947,534	6,948

Total Short-Term Investments (cost $6,948)		6,948

Other Securities - 16.1%
Russell U.S. Cash Collateral Fund (×)	14,423,895	14,424
State Street Securities Lending Quality Trust (×)	11,183,543	11,154

Total Other Securities (cost $25,607)		25,578

Total Investments - 116.0% (identified cost $160,425)		184,671

Other Assets and Liabilities, Net - (16.0%)		(25,486)

Net Assets - 100.0%		159,185

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Value Fund	31

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	90	USD	5,325	06/10	(5)
S&P 500 Index (CME)	5	USD	1,479	06/10	53

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					48

See accompanying notes which are an integral part of the financial statements.

32	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Consumer Discretionary	$17,199	$—	$—	$17,199	10.8
Consumer Staples	7,058	—	—	7,058	4.4
Energy	20,257	—	—	20,257	12.7
Financial Services	40,436	—	—	40,436	25.4
Health Care	11,812	—	—	11,812	7.4
Materials and Processing	8,519	—	—	8,519	5.3
Producer Durables	18,360	—	—	18,360	11.5
Technology	18,275	—	—	18,275	11.5
Utilities	9,971	—	—	9,971	6.3
Warrants & Rights	258	—	—	258	0.2
Short-Term Investments	—	6,948	—	6,948	4.4
Other Securities	—	25,578	—	25,578	16.1

Total Investments	152,145	32,526	—	184,671	116.0

Other Assets and Liabilities, Net					(16.0)

					100.0

Other Financial Instruments
Futures Contracts	48	—	—	48	—	*

Total Other Financial Instruments**	48	—	—	48

*	Less than .05% of net assets.
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$53

Location: Statement of Assets and Liabilities - Liabilities
Daily variation margin on futures contracts*	$5

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$616

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$227

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Value Fund	33

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,261.30	$1,018.70
Expenses Paid During Period*	$6.90	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,256.50	$1,014.98
Expenses Paid During Period*	$11.08	$9.89

*	Expenses are equal to the Fund’s annualized expense ratio of 1.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,261.40	$1,019.29
Expenses Paid During Period*	$6.22	$5.56

*	Expenses are equal to the Fund’s annualized expense ratio of 1.11% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,263.30	$1,020.33
Expenses Paid During Period*	$5.05	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

34	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,262.10	$1,019.93
Expenses Paid During Period*	$5.50	$4.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,263.80	$1,020.83
Expenses Paid During Period*	$4.49	$4.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.80% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell U.S. Small & Mid Cap Fund	35

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.8%
Consumer Discretionary - 17.3%
99 Cents Only Stores (Æ)(Ñ)	158,300	2,457
Abercrombie & Fitch Co. Class A	34,600	1,513
ABM Industries, Inc.	126,715	2,723
Aeropostale, Inc. (Æ)	137,955	4,006
America’s Car-Mart, Inc. (Æ)(Ñ)	66,500	1,684
American Greetings Corp. Class A	64,300	1,579
Asbury Automotive Group, Inc. (Æ)	116,287	1,808
Bebe Stores, Inc.	196,495	1,619
BJ’s Restaurants, Inc. (Æ)(Ñ)	72,379	1,747
BJ’s Wholesale Club, Inc. (Æ)(Ñ)	97,047	3,715
Blyth, Inc. (Ñ)	5,000	288
Bob Evans Farms, Inc.	29,200	903
Bridgepoint Education, Inc. (Æ)	152,389	3,918
Brown Shoe Co., Inc.	30,000	564
Buckle, Inc. (The) (Ñ)	65,500	2,370
Build-A-Bear Workshop, Inc. Class A (Æ)	24,800	237
Burger King Holdings, Inc.	71,000	1,498
Career Education Corp. (Æ)	18,300	536
Carter’s, Inc. (Æ)	66,014	2,127
Central European Distribution Corp. (Æ)(Ñ)	39,939	1,384
Chico’s FAS, Inc. (Ñ)	280,600	4,178
Chipotle Mexican Grill, Inc. Class A (Æ)	31,188	4,208
Christopher & Banks Corp. (Ñ)	267,093	2,615
Churchill Downs, Inc.	41,341	1,585
Columbia Sportswear Co. (Ñ)	54,378	3,020
Core-Mark Holding Co., Inc. (Æ)	6,100	186
Corinthian Colleges, Inc. (Æ)(Ñ)	50,200	784
Crocs, Inc. (Æ)	240,693	2,325
Ctrip.com International, Ltd. - ADR (Æ)	62,247	2,273
Darden Restaurants, Inc.	120,500	5,392
DeVry, Inc.	25,555	1,594
DG FastChannel, Inc. (Æ)	119,179	4,193
Dick’s Sporting Goods, Inc. (Æ)(Ñ)	155,129	4,516
Dillard’s, Inc. Class A (Ñ)	162,869	4,573
Dollar Tree, Inc. (Æ)	68,400	4,153
Domino’s Pizza, Inc. (Æ)	167,800	2,586
DSW, Inc. Class A (Æ)	74,109	2,238
Eastman Kodak Co. (Æ)	130,300	797
Elizabeth Arden, Inc. (Æ)	17,334	316
Expedia, Inc.	164,503	3,884
Fastenal Co. (Ñ)	85,902	4,698
Finish Line, Inc. (The) Class A	259,559	4,182
Foot Locker, Inc.	89,798	1,378
Fossil, Inc. (Æ)(Ñ)	57,400	2,233
Fred’s, Inc. Class A	256,427	3,562
Gentex Corp.	134,212	2,884
Grand Canyon Education, Inc. (Æ)(Ñ)	68,371	1,653
Group 1 Automotive, Inc. (Æ)(Ñ)	95,140	2,954
Guess?, Inc.	119,511	5,482
Gymboree Corp. (Æ)(Ñ)	58,454	2,872
Harman International Industries, Inc. (Æ)	86,147	3,401
Harte-Hanks, Inc.	3,100	45
Hasbro, Inc.	54,000	2,071
Haverty Furniture Cos., Inc. (Ñ)	3,300	54

	Principal Amount ($) or Shares	Market Value $
hhgregg, Inc. (Æ)(Ñ)	149,519	4,281
Hillenbrand, Inc.	125,200	3,077
IAC/InterActiveCorp (Æ)	82,981	1,860
Insight Enterprises, Inc. (Æ)(Ñ)	6,900	104
Inter Parfums, Inc. (Ñ)	5,198	90
International Speedway Corp. Class A	11,400	348
Jakks Pacific, Inc. (Æ)	32,700	500
Jarden Corp.	33,700	1,082
Jo-Ann Stores, Inc. (Æ)	60,700	2,678
John Wiley & Sons, Inc. Class A (Ñ)	36,000	1,522
Jones Apparel Group, Inc. (Ñ)	139,800	3,042
JOS A Bank Clothiers, Inc. (Æ)(Ñ)	51,530	3,136
Kenneth Cole Productions, Inc. Class A (Æ)	184,364	2,297
Leapfrog Enterprises, Inc. Class A (Æ)(Ñ)	35,035	240
Live Nation Entertainment, Inc. (Æ)(Ñ)	109,540	1,719
Liz Claiborne, Inc. (Æ)(Ñ)	253,100	2,212
LKQ Corp. (Æ)	233,085	4,909
Lululemon Athletica, Inc. Class W (Æ)(Ñ)	55,013	2,070
MarineMax, Inc. (Æ)(Ñ)	99,146	1,105
Men’s Wearhouse, Inc. (The)	81,900	1,935
Meredith Corp.	90,600	3,255
MGM Mirage (Æ)(Ñ)	215,939	3,431
Movado Group, Inc. (Æ)(Ñ)	18,320	227
MSC Industrial Direct Co. Class A	46,403	2,529
NetFlix, Inc. (Æ)(Ñ)	29,455	2,909
NVR, Inc. (Æ)	1,985	1,425
OfficeMax, Inc. (Æ)(Ñ)	189,544	3,601
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	277,996	3,795
Pacific Sunwear of California, Inc. (Æ)(Ñ)	314,347	1,591
Papa John’s International, Inc. (Æ)	22,700	622
PC Connection, Inc. (Æ)	16,900	116
Phillips-Van Heusen Corp.	82,000	5,167
Pricesmart, Inc.	53,700	1,336
RC2 Corp. (Æ)	15,600	287
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	15,800	386
Regis Corp. (Ñ)	60,117	1,149
Rent-A-Center, Inc. Class A (Æ)	269,500	6,959
Ross Stores, Inc. (Ñ)	59,700	3,343
Scholastic Corp. (Ñ)	35,400	956
Service Corp. International	138,500	1,244
Shoe Carnival, Inc. (Æ)(Ñ)	9,200	254
Skechers U.S.A., Inc. Class A (Æ)(Ñ)	64,900	2,489
Sonic Automotive, Inc. Class A (Æ)	27,200	291
Sotheby’s Class A (Ñ)	180,315	6,023
Stage Stores, Inc.	201,700	3,076
Stanley Black & Decker, Inc.	23,700	1,473
Steven Madden, Ltd. (Æ)(Ñ)	99,085	5,743
Stewart Enterprises, Inc. Class A	466,800	3,165
Strayer Education, Inc. (Ñ)	17,130	4,165
Superior Industries International, Inc. (Ñ)	127,054	2,142
Tech Data Corp. (Æ)	99,400	4,264
Tempur-Pedic International, Inc. (Æ)(Ñ)	99,116	3,340
Thor Industries, Inc.	62,086	2,217
Timberland Co. Class A (Æ)(Ñ)	40,800	877
True Religion Apparel, Inc. (Æ)	55,286	1,728
United Stationers, Inc. (Æ)	6,770	414

36	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Urban Outfitters, Inc. (Æ)	130,915	4,911
VF Corp.	25,500	2,204
VistaPrint NV (Æ)(Ñ)	23,765	1,226
Warnaco Group, Inc. (The) (Æ)(Ñ)	84,350	4,035
Washington Post Co. (The) Class B	5,605	2,843
Wendy’s/Arby’s Group, Inc.	488,900	2,596
WESCO International, Inc. (Æ)(Ñ)	78,300	3,181
Whirlpool Corp. (Ñ)	22,000	2,395
WMS Industries, Inc. (Æ)(Ñ)	31,744	1,588
Wolverine World Wide, Inc. (Ñ)	84,700	2,593
Wyndham Worldwide Corp.	23,800	638

		281,967

Consumer Staples - 1.9%
Alliance One International, Inc. (Æ)	156,195	795
Andersons, Inc. (The)	153,271	5,539
Cal-Maine Foods, Inc.	32,986	1,101
Chiquita Brands International, Inc. (Æ)(Ñ)	56,900	856
Constellation Brands, Inc. Class A (Æ)	94,900	1,734
Corn Products International, Inc.	2,200	79
Del Monte Foods Co.	312,600	4,670
Fresh Del Monte Produce, Inc. (Æ)(Ñ)	112,200	2,342
Green Mountain Coffee Roasters, Inc. (Æ)	37,245	2,706
Nash Finch Co.	19,700	690
Pantry, Inc. (The) (Æ)	26,700	422
Ralcorp Holdings, Inc. (Æ)	49,263	3,278
Seneca Foods Corp. Class A (Æ)	5,292	174
Spartan Stores, Inc.	22,500	340
SUPERVALU, Inc. (Ñ)	30,800	459
TreeHouse Foods, Inc. (Æ)(Ñ)	62,800	2,656
Tyson Foods, Inc. Class A	166,752	3,267
Winn-Dixie Stores, Inc. (Æ)(Ñ)	17,400	219

		31,327

Energy - 6.3%
Alpha Natural Resources, Inc. (Æ)	87,808	4,134
Baker Hughes, Inc.	42,496	2,115
Berry Petroleum Co. Class A	129,000	4,176
Bill Barrett Corp. (Æ)(Ñ)	49,473	1,686
Boardwalk Pipeline Partners, LP	65,488	1,897
Bolt Technology Corp. (Æ)	107,553	1,191
Cal Dive International, Inc. (Æ)	273,704	1,795
Carrizo Oil & Gas, Inc. (Æ)(Ñ)	67,091	1,472
Cie Generale de Geophysique-Veritas - ADR (Æ)(Ñ)	69,690	2,095
Comstock Resources, Inc. (Æ)	44,500	1,427
Continental Resources, Inc. (Æ)(Ñ)	35,092	1,725
Core Laboratories NV (Ñ)	25,607	3,838
CVR Energy, Inc. (Æ)(Ñ)	14,000	119
Dawson Geophysical Co. (Æ)(Ñ)	8,403	246
El Paso Pipeline Partners, LP	86,800	2,346
Enbridge Energy Partners, LP Class A	39,770	2,039
Enterprise Products Partners, LP	61,000	2,163
EXCO Resources, Inc.	117,600	2,181
Exterran Holdings, Inc. (Æ)(Ñ)	93,482	2,725
Frontier Oil Corp.	280,800	4,268
Green Plains Renewable Energy, Inc. (Æ)	52,500	721

	Principal Amount ($) or Shares	Market Value $
Gulf Island Fabrication, Inc.	16,500	395
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	163,872	2,389
Hercules Offshore, Inc. (Æ)	82,100	325
Lufkin Industries, Inc.	5,754	490
Matrix Service Co. (Æ)	22,989	244
Newfield Exploration Co. (Æ)	35,000	2,037
Noble Corp.	83,750	3,307
Oil States International, Inc. (Æ)	106,400	5,140
Parker Drilling Co. (Æ)	13,900	77
Patterson-UTI Energy, Inc. (Ñ)	285,892	4,371
Penn Virginia Corp.	78,740	2,009
Petroleum Development Corp. (Æ)	112,301	2,629
Petroquest Energy, Inc. (Æ)(Ñ)	23,500	139
Pioneer Drilling Co. (Æ)	17,200	126
Precision Drilling Trust (Æ)	230,815	1,759
Rosetta Resources, Inc. (Æ)(Ñ)	191,171	4,760
Rowan Cos., Inc. (Æ)(Ñ)	114,151	3,402
RPC, Inc.	153,666	2,098
St. Mary Land & Exploration Co.	36,650	1,475
Sunoco, Inc.	68,367	2,241
Superior Energy Services, Inc. (Æ)	79,450	2,150
Swift Energy Co. (Æ)(Ñ)	25,600	926
Tetra Technologies, Inc. (Æ)	50,200	617
Unit Corp. (Æ)(Ñ)	88,728	4,239
USEC, Inc. (Æ)	130,100	781
W&T Offshore, Inc.	307,271	2,910
Western Refining, Inc. (Æ)(Ñ)	69,200	371
Whiting Petroleum Corp. (Æ)	66,125	5,973
XTO Energy, Inc.	40,658	1,932

		103,671

Financial Services - 16.6%
Advance America Cash Advance Centers, Inc.	272,800	1,560
Affiliated Managers Group, Inc. (Æ)	144,094	12,130
Alliance Data Systems Corp. (Æ)	53,727	4,033
Allied World Assurance Co. Holdings, Ltd.	36,500	1,590
American Equity Investment Life Holding Co.	220,451	2,319
American Financial Group, Inc.	58,000	1,707
American Safety Insurance Holdings, Ltd. (Æ)(Ñ)	1,000	16
Ameriprise Financial, Inc.	66,438	3,080
Annaly Capital Management, Inc. (ö)	116,512	1,975
Anworth Mortgage Asset Corp. (ö)	191,000	1,282
Apollo Investment Corp.	91,500	1,113
Arch Capital Group, Ltd. (Æ)	44,442	3,359
Ares Capital Corp. (Ñ)	386,915	6,136
Argo Group International Holdings, Ltd.	23,200	765
Artio Global Investors, Inc.	147,997	3,386
Aspen Insurance Holdings, Ltd.	69,700	1,881
Assurant, Inc.	9,281	338
Axis Capital Holdings, Ltd.	48,200	1,502
Bancfirst Corp. (Ñ)	1,600	71
Banco Latinoamericano de Comercio Exterior SA Class E	24,400	346
BancorpSouth, Inc.	142,200	3,148

Russell U.S. Small & Mid Cap Fund	37

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

BGC Partners, Inc. Class A	43,700	285
BioMed Realty Trust, Inc. (ö)(Ñ)	139,161	2,576
BOK Financial Corp.	100,700	5,481
Boston Private Financial Holdings, Inc. (Ñ)	313,502	2,486
Boston Properties, Inc. (ö)	15,400	1,214
Brandywine Realty Trust (ö)	29,300	373
BRE Properties, Inc. Class A (ö)	8,200	342
Brookline Bancorp, Inc.	131,727	1,448
Calamos Asset Management, Inc. Class A	31,000	386
Camden Property Trust (ö)	25,709	1,245
CapLease, Inc. (ö)(Ñ)	9,400	55
Capstead Mortgage Corp. (ö)(Ñ)	68,726	778
Cash America International, Inc. (Ñ)	28,900	1,071
Chimera Investment Corp. (ö)	322,000	1,311
City National Corp.	26,400	1,644
CNA Surety Corp. (Æ)	116,720	1,957
Cogdell Spencer, Inc. (ö)	275,700	2,090
Colonial Properties Trust (ö)(Ñ)	72,200	1,139
Commerce Bancshares, Inc.	9,700	402
Community Trust Bancorp, Inc. (Ñ)	8,000	240
Conseco, Inc. (Æ)	99,400	586
CVB Financial Corp.	188,022	2,070
Cybersource Corp. (Æ)(Ñ)	110,409	2,835
Cypress Sharpridge Investments, Inc. (ö)	1,500	19
Delphi Financial Group, Inc. Class A	97,200	2,673
DiamondRock Hospitality Co. (ö)(Ñ)	370,127	4,068
Dime Community Bancshares	78,800	1,005
Duff & Phelps Corp. Class A	254,235	3,992
DuPont Fabros Technology, Inc. (ö)	31,511	699
Endurance Specialty Holdings, Ltd.	43,200	1,592
Equifax, Inc.	53,002	1,781
Equity One, Inc. (ö)	70,200	1,363
Evercore Partners, Inc. Class A (Ñ)	6,100	219
Extra Space Storage, Inc. (ö)	49,600	745
Ezcorp, Inc. Class A (Æ)(Ñ)	163,818	3,393
Factset Research Systems, Inc.	54,157	4,074
FBL Financial Group, Inc. Class A	7,400	191
FBR Capital Markets Corp. (Æ)	29,916	142
FelCor Lodging Trust, Inc. (Æ)(ö)	30,600	248
First Cash Financial Services, Inc. (Æ)	59,900	1,321
First Mercury Financial Corp.	7,700	101
First Niagara Financial Group, Inc.	241,700	3,360
First Potomac Realty Trust (ö)	25,900	420
Flushing Financial Corp. (Ñ)	13,100	178
Franklin Street Properties Corp. (ö)	228,485	3,368
GAMCO Investors, Inc. Class A (Ñ)	1,200	55
Glacier Bancorp, Inc.	169,964	3,143
Global Payments, Inc.	47,305	2,025
Greenhill & Co., Inc.	38,120	3,350
Hancock Holding Co.	103,471	4,230
Hercules Technology Growth Capital, Inc.	22,000	238
Hersha Hospitality Trust (ö)	284,100	1,639
Horace Mann Educators Corp.	143,300	2,466
Hospitality Properties Trust (ö)	49,400	1,309
HRPT Properties Trust (ö)	233,313	1,829
Huntington Bancshares, Inc.	299,300	2,026
Iberiabank Corp. (Ñ)	81,800	5,042
Independent Bank Corp.	48,400	1,256

	Principal Amount ($) or Shares	Market Value $
Infinity Property & Casualty Corp.	5,600	258
IntercontinentalExchange, Inc. (Æ)	27,146	3,166
International Bancshares Corp.	65,800	1,590
Investment Technology Group, Inc. (Æ)	7,700	134
Janus Capital Group, Inc.	14,500	204
Knight Capital Group, Inc. Class A (Æ)(Ñ)	275,207	4,279
LaSalle Hotel Properties (ö)(Ñ)	140,417	3,700
Lazard, Ltd. Class A	123,050	4,757
Lexington Realty Trust (ö)(Ñ)	105,818	749
Mack-Cali Realty Corp. (ö)	44,500	1,529
MarketAxess Holdings, Inc.	104,655	1,645
Meadowbrook Insurance Group, Inc.	12,300	97
Medical Properties Trust, Inc. (ö)	599,016	6,020
MFA Financial, Inc. (ö)(Ñ)	254,400	1,809
Montpelier Re Holdings, Ltd. (Ñ)	49,300	818
MSCI, Inc. Class A (Æ)	117,899	4,085
National Financial Partners Corp. (Æ)	16,632	256
NBT Bancorp, Inc.	30,903	756
Nelnet, Inc. Class A (Ñ)	58,400	1,166
NewAlliance Bancshares, Inc.	222,700	2,902
Old National Bancorp	311,300	4,175
Omega Healthcare Investors, Inc. (ö)	92,000	1,842
OneBeacon Insurance Group, Ltd. Class A	18,444	299
Oriental Financial Group, Inc. (Ñ)	46,035	770
Park National Corp.	15,821	1,084
Parkway Properties, Inc. (ö)	29,700	585
PartnerRe, Ltd. - ADR	31,300	2,428
PennantPark Investment Corp.	330,181	3,612
Piper Jaffray Cos. (Æ)(Ñ)	70,512	2,775
Platinum Underwriters Holdings, Ltd. (Ñ)	85,215	3,171
Post Properties, Inc. (ö)	43,502	1,121
Presidential Life Corp.	2,500	29
PrivateBancorp, Inc. Class A (Ñ)	162,530	2,327
Prosperity Bancshares, Inc.	65,500	2,569
Protective Life Corp.	69,800	1,680
Provident Financial Services, Inc.	74,020	976
Provident New York Bancorp (Ñ)	3,900	40
PS Business Parks, Inc. (ö)	2,800	168
Raymond James Financial, Inc. (Ñ)	107,038	3,280
RenaissanceRe Holdings, Ltd.	12,800	716
Renasant Corp.	13,100	217
Resource Capital Corp. (ö)(Ñ)	377,920	2,687
Selective Insurance Group, Inc.	124,577	2,082
Signature Bank NY (Æ)	53,000	2,140
Simmons First National Corp. Class A	900	25
SL Green Realty Corp. (ö)	36,500	2,269
Southside Bancshares, Inc.	3,924	85
Sovran Self Storage, Inc. (ö)	62,241	2,296
StanCorp Financial Group, Inc.	32,400	1,457
StellarOne Corp. (Ñ)	204,757	3,053
Sterling Bancorp (Ñ)	193	2
Sterling Bancshares, Inc.	591,920	3,481
Susquehanna Bancshares, Inc. (Ñ)	55,200	602
SVB Financial Group (Æ)(Ñ)	65,749	3,237
SWS Group, Inc.	80,500	891
Texas Capital Bancshares, Inc. (Æ)(Ñ)	129,600	2,579
Textainer Group Holdings, Ltd. (Ñ)	69,078	1,586
TICC Capital Corp. (Ñ)	10,000	71

38	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transatlantic Holdings, Inc.	22,200	1,104
Trustmark Corp.	126,800	3,104
U-Store-It Trust (ö)	31,100	268
Umpqua Holdings Corp. (Ñ)	112,300	1,678
Union First Market Bankshares Corp. (Ñ)	4,664	78
United Financial Bancorp, Inc.	9,100	127
Unitrin, Inc.	4,218	123
Unum Group	91,484	2,239
Valley National Bancorp	40,100	651
Waddell & Reed Financial, Inc. Class A	69,915	2,595
Webster Financial Corp. (Ñ)	46,500	963
Wesco Financial Corp.	5,225	1,981
Western Alliance Bancorp (Æ)	19,600	171
White Mountains Insurance Group, Ltd.	2,029	697
Whitney Holding Corp. (Ñ)	186,339	2,553
Willis Group Holdings PLC	60,000	2,067
Wilshire Bancorp, Inc. (Ñ)	12,036	131
Wintrust Financial Corp.	12,900	481

		270,649

Health Care - 10.9%
Affymetrix, Inc. (Æ)(Ñ)	47,200	328
Albany Molecular Research, Inc. (Æ)	264,118	2,113
Alexion Pharmaceuticals, Inc. (Æ)	52,636	2,889
Allscripts-Misys Healthcare Solutions, Inc. (Æ)(Ñ)	125,470	2,531
Amedisys, Inc. (Æ)	149,433	8,604
Analogic Corp.	111,177	5,316
Angiodynamics, Inc. (Æ)	15,300	245
Brookdale Senior Living, Inc. (Æ)(Ñ)	191,364	4,114
Catalyst Health Solutions, Inc. (Æ)(Ñ)	49,945	2,113
Centene Corp. (Æ)	60,500	1,385
Cephalon, Inc. (Æ)(Ñ)	28,000	1,798
Cerner Corp. (Æ)(Ñ)	28,800	2,445
Cigna Corp.	30,975	993
Conmed Corp. (Æ)	87,957	1,956
Coventry Health Care, Inc. (Æ)	118,989	2,825
Cynosure, Inc. Class A (Æ)	150,206	1,893
Endo Pharmaceuticals Holdings, Inc. (Æ)	87,000	1,905
Genoptix, Inc. (Æ)(Ñ)	56,047	2,168
Gentiva Health Services, Inc. (Æ)	67,546	1,937
Greatbatch, Inc. (Æ)	92,314	2,062
Harvard Bioscience, Inc. (Æ)(Ñ)	418,972	1,751
Health Management Associates, Inc. Class A (Æ)	292,880	2,730
Health Net, Inc. (Æ)	85,200	1,876
Healthsouth Corp. (Æ)(Ñ)	112,702	2,306
Healthspring, Inc. (Æ)	250,715	4,413
Hill-Rom Holdings, Inc.	33,700	1,069
HMS Holdings Corp. (Æ)	113,202	6,056
Humana, Inc. (Æ)	66,500	3,040
Icon PLC - ADR (Æ)	215,289	6,280
IDEXX Laboratories, Inc. (Æ)(Ñ)	52,393	3,465
Illumina, Inc. (Æ)(Ñ)	191,152	8,004
Impax Laboratories, Inc. (Æ)	54,300	983
Invacare Corp.	7,400	196
Inverness Medical Innovations, Inc. (Æ)(Ñ)	59,338	2,360

	Principal Amount ($) or Shares	Market Value $
Kindred Healthcare, Inc. (Æ)	86,274	1,539
King Pharmaceuticals, Inc. (Æ)	160,400	1,572
LHC Group, Inc. (Æ)(Ñ)	50,600	1,725
Life Technologies Corp. (Æ)	67,462	3,691
LifePoint Hospitals, Inc. (Æ)	25,100	958
Magellan Health Services, Inc. (Æ)	31,000	1,308
Medicines Co. (The) (Æ)	43,873	322
Mednax, Inc. (Æ)	40,604	2,231
Meridian Bioscience, Inc.	181,600	3,630
Molina Healthcare, Inc. (Æ)(Ñ)	40,300	1,176
Mylan, Inc. (Æ)(Ñ)	151,491	3,337
Nabi Biopharmaceuticals (Æ)	17,100	96
NuVasive, Inc. (Æ)(Ñ)	115,751	4,815
Odyssey HealthCare, Inc. (Æ)	155,800	3,245
Omnicare, Inc.	94,150	2,616
OSI Systems, Inc. (Æ)(Ñ)	81,779	2,130
Par Pharmaceutical Cos., Inc. (Æ)	162,400	4,408
Patterson Cos., Inc. (Ñ)	135,693	4,341
PerkinElmer, Inc.	240,866	6,034
Quality Systems, Inc. (Ñ)	29,494	1,888
RehabCare Group, Inc. (Æ)(Ñ)	121,790	3,473
Salix Pharmaceuticals, Ltd. (Æ)(Ñ)	111,495	4,482
Skilled Healthcare Group, Inc. Class A (Æ)(Ñ)	22,500	151
Sun Healthcare Group, Inc. (Æ)(Ñ)	53,100	475
SXC Health Solutions Corp. (Æ)	105,690	7,367
Symmetry Medical, Inc. (Æ)	218,294	2,523
Techne Corp.	40,734	2,699
Teleflex, Inc.	18,100	1,110
TomoTherapy, Inc. (Æ)	22,900	89
Universal American Corp. (Æ)	45,900	705
Universal Health Services, Inc. Class B	41,400	1,537
Viropharma, Inc. (Æ)	172,000	2,188
Vital Images, Inc. (Æ)	1,000	16
Watson Pharmaceuticals, Inc. Class B (Æ)	96,500	4,132
West Pharmaceutical Services, Inc.	47,200	1,975

		178,133

Materials and Processing - 6.9%
A Schulman, Inc.	94,500	2,458
Agrium, Inc.	29,800	1,860
AK Steel Holding Corp.	28,880	484
Albemarle Corp.	63,500	2,899
Allegheny Technologies, Inc. (Ñ)	37,736	2,018
Apogee Enterprises, Inc.	96,100	1,320
Ashland, Inc.	74,400	4,431
Belden, Inc.	77,357	2,124
Brady Corp. Class A	87,100	2,993
Cabot Corp.	111,784	3,637
CF Industries Holdings, Inc.	20,500	1,715
Clarcor, Inc.	126,000	4,765
Comfort Systems USA, Inc.	80,200	1,129
Commercial Metals Co.	382,410	5,690
Cytec Industries, Inc.	132,033	6,346
Eagle Materials, Inc.	53,900	1,718
Ferro Corp. (Æ)(Ñ)	269,048	2,938
Fushi Copperweld, Inc. (Æ)	151,589	1,677

Russell U.S. Small & Mid Cap Fund	39

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

General Cable Corp. (Æ)	54,500	1,557
Gerdau Ameristeel Corp. (Æ)(Ñ)	254,500	1,909
Gibraltar Industries, Inc. (Æ)(Ñ)	15,600	234
Glatfelter (Ñ)	10,100	148
Griffon Corp. (Æ)	27,100	382
Haynes International, Inc. (Ñ)	2,800	101
HB Fuller Co.	77,250	1,812
Horsehead Holding Corp. (Æ)	29,159	346
Huntsman Corp.	123,200	1,406
Innospec, Inc. (Æ)	300	4
Insteel Industries, Inc.	118,479	1,453
International Flavors & Fragrances, Inc.	24,600	1,232
Intrepid Potash, Inc. (Æ)(Ñ)	53,500	1,405
Kaiser Aluminum Corp. (Ñ)	81,200	3,263
Koppers Holdings, Inc.	122,450	3,449
Methanex Corp.	62,600	1,451
Minerals Technologies, Inc. (Ñ)	14,300	825
Mueller Water Products, Inc. Class A	328,500	1,840
Neenah Paper, Inc. (Ñ)	5,900	103
OM Group, Inc. (Æ)	119,674	4,518
Pan American Silver Corp. (Ñ)	84,672	2,242
PolyOne Corp. (Æ)	76,500	865
Quaker Chemical Corp.	10,200	321
Reliance Steel & Aluminum Co.	45,700	2,231
RPM International, Inc.	153,146	3,382
RTI International Metals, Inc. (Æ)	76,702	2,075
Simpson Manufacturing Co., Inc.	38,700	1,315
Sims Metal Management, Ltd. - ADR	144,486	2,719
Sonoco Products Co.	1,300	43
Steel Dynamics, Inc.	230,133	3,615
Stepan Co. (Ñ)	900	68
Stillwater Mining Co. (Æ)(Ñ)	109,061	1,843
SuperGen, Inc. (Æ)	11,000	32
Symyx Technologies, Inc. (Æ)(Ñ)	3,200	17
Thompson Creek Metals Co., Inc. (Æ)	138,757	1,779
Timken Co.	56,600	1,991
Titanium Metals Corp. (Æ)(Ñ)	101,119	1,559
United States Steel Corp.	39,500	2,159
Universal Forest Products, Inc.	6,602	278
Valspar Corp. (Ñ)	13,300	417
Watsco, Inc. (Ñ)	42,951	2,544
Westlake Chemical Corp.	14,700	413
WR Grace & Co. (Æ)	83,303	2,407
Zoltek Cos., Inc. (Æ)	8,200	81

		112,036

Other Energy - 0.1%
Ormat Technologies, Inc.	48,600	1,549

Producer Durables - 15.2%
Actuant Corp. Class A (Ñ)	121,150	2,778
Administaff, Inc.	94,050	2,082
AGCO Corp. (Æ)	188,207	6,591
Albany International Corp. Class A	17,300	441
Alexander & Baldwin, Inc.	81,239	2,890
American Commercial Lines, Inc. (Æ)	7,590	155
American Railcar Industries, Inc.	4,000	65

	Principal Amount ($) or Shares	Market Value $
Ametek, Inc.	27,000	1,168
AO Smith Corp.	34,700	1,792
Applied Industrial Technologies, Inc.	32,100	988
Arkansas Best Corp.	136,700	4,164
Astec Industries, Inc. (Æ)	68,494	2,269
Avery Dennison Corp.	9,900	386
Barnes Group, Inc.	144,900	3,014
BE Aerospace, Inc. (Æ)	113,934	3,385
Briggs & Stratton Corp.	165,200	3,922
Brink’s Co. (The)	94,400	2,514
Bristow Group, Inc. (Æ)(Ñ)	117,995	4,568
Bucyrus International, Inc. Class A	91,073	5,738
Carlisle Cos., Inc.	15,500	585
CDI Corp.	6,200	108
Celadon Group, Inc. (Æ)	7,400	110
Ceradyne, Inc. (Æ)	115,435	2,563
Chart Industries, Inc. (Æ)(Ñ)	111,834	2,571
Chicago Bridge & Iron Co. NV (Æ)	133,180	3,122
ClearOne Communications, Inc. (Æ)	333	1
Consolidated Graphics, Inc. (Æ)	38,424	1,610
Convergys Corp. (Æ)(Ñ)	21,605	273
Corporate Executive Board Co. (The)	142,900	3,924
Crane Co.	8,800	316
Cross Country Healthcare, Inc. (Æ)(Ñ)	14,400	144
Cubic Corp. (Ñ)	29,500	1,101
Curtiss-Wright Corp.	108,600	3,874
Dover Corp.	26,000	1,358
Ducommun, Inc.	84,121	1,926
Dycom Industries, Inc. (Æ)	38,600	410
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	51,200	296
Electro Rent Corp. (Ñ)	129,024	1,844
Electronics for Imaging, Inc. (Æ)	18,917	243
EMCOR Group, Inc. (Æ)	53,900	1,539
EnerSys (Æ)(Ñ)	173,390	4,487
Ennis, Inc. (Ñ)	107,503	1,988
ExlService Holdings, Inc. (Æ)(Ñ)	86,285	1,374
Flowserve Corp.	13,900	1,593
Foster Wheeler AG (Æ)	152,989	4,587
Franklin Electric Co., Inc.	92,050	3,221
G&K Services, Inc. Class A	107,128	2,945
GATX Corp.	81,200	2,650
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	93,045	3,638
Global Sources, Ltd. (Æ)(Ñ)	2,419	18
Granite Construction, Inc.	92,800	3,119
Harsco Corp.	13,800	427
Heidrick & Struggles International, Inc.	5,300	143
Hewitt Associates, Inc. Class A (Æ)	94,200	3,861
HUB Group, Inc. Class A (Æ)	111,950	3,583
IDEX Corp.	91,992	3,091
Insituform Technologies, Inc. Class A (Æ)(Ñ)	67,144	1,609
Jacobs Engineering Group, Inc. (Æ)	33,100	1,596
JB Hunt Transport Services, Inc.	113,857	4,197
Joy Global, Inc.	131,200	7,453
Kadant, Inc. (Æ)	4,800	96
KBR, Inc.	226,853	5,009
Kelly Services, Inc. Class A (Æ)(Ñ)	17,100	275

40	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kennametal, Inc. (Ñ)	86,790	2,852
Kforce, Inc. (Æ)(Ñ)	20,167	280
Knight Transportation, Inc. (Ñ)	221,018	4,705
Knightsbridge Tankers, Ltd.	18,100	343
Landstar System, Inc.	31,697	1,402
Layne Christensen Co. (Æ)	95,556	2,616
Lexmark International, Inc. Class A (Æ)(Ñ)	63,800	2,364
Littelfuse, Inc. (Æ)	29,000	1,225
M&F Worldwide Corp. (Æ)	32,900	1,009
Manitowoc Co., Inc. (The) (Ñ)	62,000	869
Manpower, Inc.	66,616	3,737
MAXIMUS, Inc. (Ñ)	3,800	235
McDermott International, Inc. (Æ)	152,305	4,175
Measurement Specialties, Inc. (Æ)	4,010	66
Monster Worldwide, Inc. (Æ)(Ñ)	86,280	1,504
Moog, Inc. Class A (Æ)	10,600	394
NACCO Industries, Inc. Class A	1,598	139
Nalco Holding Co.	105,615	2,612
Nordson Corp. (Ñ)	9,900	711
On Assignment, Inc. (Æ)	13,400	94
Oshkosh Corp. (Æ)	97,700	3,773
Overseas Shipholding Group, Inc.	15,000	751
Pacer International, Inc. (Æ)	43,835	291
PHI, Inc. (Æ)(Ñ)	100,514	2,090
Robbins & Myers, Inc. (Ñ)	98,714	2,558
Robert Half International, Inc. (Ñ)	113,443	3,106
Roper Industries, Inc. (Ñ)	106,126	6,476
RR Donnelley & Sons Co.	168,300	3,617
Ryder System, Inc.	41,600	1,935
Safe Bulkers, Inc. (Ñ)	157,020	1,250
Saia, Inc. (Æ)	14,399	239
Sensata Technologies Holding NV (Æ)	160,145	3,203
SFN Group, Inc. (Æ)	25,500	218
Shaw Group, Inc. (The) (Æ)	59,900	2,293
Skywest, Inc.	285,400	4,275
Southwest Airlines Co.	200,710	2,645
SPX Corp.	24,930	1,742
Standard Register Co. (The) (Ñ)	3,545	18
StealthGas, Inc. (Æ)	193,809	1,048
Steelcase, Inc. Class A	362,700	2,978
TAL International Group, Inc.	54,700	1,422
Teekay Corp.	22,800	571
Terex Corp. (Æ)(Ñ)	40,600	1,077
Tidewater, Inc. (Ñ)	36,400	1,951
Trinity Industries, Inc. (Ñ)	88,200	2,195
Triumph Group, Inc. (Ñ)	13,200	1,024
Tsakos Energy Navigation, Ltd.	225,100	3,295
Tutor Perini Corp. (Æ)(Ñ)	53,600	1,301
Unifirst Corp.	46,754	2,285
URS Corp. (Æ)	105,752	5,430
UTi Worldwide, Inc.	101,480	1,608
VSE Corp.	35,338	1,420
Wabtec Corp. (Ñ)	131,626	6,263
Waste Connections, Inc. (Æ)(Ñ)	18,637	667
Werner Enterprises, Inc. (Ñ)	56,700	1,271
Woodward Governor Co. (Ñ)	77,006	2,468

		247,874

	Principal Amount ($) or Shares	Market Value $
Technology - 18.6%
AboveNet, Inc. (Æ)	40,153	2,029
Acme Packet, Inc. (Æ)	86,305	2,256
Acxiom Corp. (Æ)	208,008	3,969
Adaptec, Inc. (Æ)	65,500	202
ADC Telecommunications, Inc. (Æ)	60,100	481
Adtran, Inc. (Ñ)	136,156	3,645
Advanced Micro Devices, Inc. (Æ)	99,500	901
Amdocs, Ltd. (Æ)	106,107	3,389
Amkor Technology, Inc. (Æ)	142,600	1,075
Amphenol Corp. Class A	174,173	8,049
Anadigics, Inc. (Æ)	7,700	39
Ansys, Inc. (Æ)	222,336	10,005
ArcSight, Inc. (Æ)	189,286	4,302
Ariba, Inc. (Æ)(Ñ)	320,317	4,571
Arris Group, Inc. (Æ)	205,941	2,531
Arrow Electronics, Inc. (Æ)	154,400	4,709
Aruba Networks, Inc. (Æ)	334,391	4,200
Atheros Communications, Inc. (Æ)(Ñ)	42,600	1,655
Aviat Networks, Inc. (Æ)	65,900	428
Avid Technology, Inc. (Æ)(Ñ)	22,800	333
Avnet, Inc. (Æ)	202,000	6,458
AVX Corp.	110,300	1,704
Benchmark Electronics, Inc. (Æ)(Ñ)	115,325	2,496
Black Box Corp.	17,800	555
Check Point Software Technologies (Æ)	60,000	2,137
Ciber, Inc. (Æ)	49,500	197
Cirrus Logic, Inc. (Æ)	281,700	3,580
Cogent, Inc. (Æ)	146,481	1,516
Cognex Corp.	91,270	1,908
Coherent, Inc. (Æ)(Ñ)	68,345	2,568
Cohu, Inc.	151,580	2,448
Concur Technologies, Inc. (Æ)(Ñ)	137,058	5,744
Cree, Inc. (Æ)(Ñ)	29,075	2,129
CSG Systems International, Inc. (Æ)	115,888	2,633
CTS Corp.	49,000	515
Cypress Semiconductor Corp. (Æ)(Ñ)	184,580	2,379
Digi International, Inc. (Æ)	1,300	14
DivX, Inc. (Æ)(Ñ)	4,200	35
DSP Group, Inc. (Æ)	6,358	52
Earthlink, Inc. (Ñ)	313,800	2,830
Electro Scientific Industries, Inc. (Æ)	269,976	3,718
Emcore Corp. (Æ)	30,339	41
Emulex Corp. (Æ)	135,417	1,591
Entegris, Inc. (Æ)	254,200	1,574
Equinix, Inc. (Æ)(Ñ)	90,084	9,067
F5 Networks, Inc. (Æ)	117,797	8,061
Fairchild Semiconductor International, Inc. Class A (Æ)	135,600	1,521
Flextronics International, Ltd. (Æ)	478,815	3,711
Fortinet, Inc. (Æ)	89,715	1,595
Hittite Microwave Corp. (Æ)	174,339	8,940
Imation Corp. (Æ)(Ñ)	24,400	265
Informatica Corp. (Æ)(Ñ)	95,210	2,381
Ingram Micro, Inc. Class A (Æ)	169,541	3,079
Integrated Device Technology, Inc. (Æ)	126,000	833
Internap Network Services Corp. (Æ)	184,900	1,069

Russell U.S. Small & Mid Cap Fund	41

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

International Rectifier Corp. (Æ)(Ñ)	209,422	4,821
Intersil Corp. Class A	586,087	8,721
Jabil Circuit, Inc.	70,900	1,086
Lam Research Corp. (Æ)	114,367	4,638
Lattice Semiconductor Corp. (Æ)	472,921	2,492
LSI Corp. (Æ)	303,700	1,828
Marvell Technology Group, Ltd. (Æ)	113,000	2,333
MaxLinear, Inc. (Æ)	78,130	1,320
McAfee, Inc. (Æ)	80,385	2,793
MEMC Electronic Materials, Inc. (Æ)(Ñ)	147,788	1,917
Mentor Graphics Corp. (Æ)	68,066	612
Methode Electronics, Inc.	63,800	708
Micrel, Inc.	95,604	1,116
Micros Systems, Inc. (Æ)	135,006	5,017
Microsemi Corp. (Æ)	180,264	2,985
Molex, Inc. (Ñ)	86,238	1,933
National Semiconductor Corp.	210,044	3,104
Ness Technologies, Inc. (Æ)	25,300	164
Netlogic Microsystems, Inc. (Æ)(Ñ)	124,570	3,883
Newport Corp. (Æ)	15,000	177
NICE Systems, Ltd. - ADR (Æ)	173,750	5,527
Novellus Systems, Inc. (Æ)	95,400	2,500
Openwave Systems, Inc. (Æ)(Ñ)	57,533	128
Oplink Communications, Inc. (Æ)(Ñ)	76,600	1,157
Pegasystems, Inc. (Ñ)	94,815	3,003
Perceptron, Inc. (Æ)(Å)	76,730	361
Plexus Corp. (Æ)(Ñ)	21,300	789
Power-One, Inc. (Æ)(Ñ)	41,300	325
QLogic Corp. (Æ)	266,154	5,155
Rackspace Hosting, Inc. (Æ)(Ñ)	150,310	2,698
RealNetworks, Inc. (Æ)	540,500	2,243
RF Micro Devices, Inc. (Æ)(Ñ)	312,850	1,758
Rovi Corp. (Æ)	200,150	7,802
Salesforce.com, Inc. (Æ)(Ñ)	96,000	8,218
SBA Communications Corp. Class A (Æ)(Ñ)	85,533	3,025
Silicon Image, Inc. (Æ)(Ñ)	75,300	280
Silicon Laboratories, Inc. (Æ)(Ñ)	84,372	4,079
Siliconware Precision Industries Co. - ADR (Ñ)	216,300	1,330
Skyworks Solutions, Inc. (Æ)(Ñ)	132,255	2,227
Smith Micro Software, Inc. (Æ)(Ñ)	216,127	2,051
SolarWinds, Inc. (Æ)	135,222	2,510
SonicWALL, Inc. (Æ)	85,171	863
Sonus Networks, Inc. (Æ)(Ñ)	164,000	425
Standard Microsystems Corp. (Æ)(Ñ)	14,840	381
SuccessFactors, Inc. (Æ)	161,228	3,375
Symmetricom, Inc. (Æ)	5,100	34
Synopsys, Inc. (Æ)	45,300	1,029
Taleo Corp. Class A (Æ)(Ñ)	82,781	2,151
Tekelec (Æ)(Ñ)	125,227	2,270
Tellabs, Inc.	769,891	6,991
THQ, Inc. (Æ)(Ñ)	44,100	335
Tier Technologies, Inc. Class B (Æ)(Ñ)	204,170	1,709
Ultimate Software Group, Inc. (Æ)(Ñ)	45,095	1,508
Unisys Corp. (Æ)	33,000	925

	Principal Amount ($) or Shares	Market Value $
United Online, Inc.	558,691	4,453
Varian Semiconductor Equipment Associates, Inc. (Æ)	102,651	3,381
Veeco Instruments, Inc. (Æ)(Ñ)	38,495	1,693
VeriFone Holdings, Inc. (Æ)(Ñ)	266,729	5,076
Verint Systems, Inc. (Æ)	66,459	1,765
Vishay Intertechnology, Inc. (Æ)	290,112	3,020
Volterra Semiconductor Corp. (Æ)(Ñ)	27,500	659
Western Digital Corp. (Æ)	39,600	1,627
White Electronic Designs Corp. (Æ)(Å)	371,657	2,602
Zoran Corp. (Æ)(Ñ)	30,731	299

		303,498

Utilities - 3.0%
AGL Resources, Inc.	5,800	229
Allete, Inc.	106,455	3,882
Atmos Energy Corp.	59,600	1,763
Central Vermont Public Service Corp. (Ñ)	1,300	28
Chesapeake Utilities Corp.	900	27
Cincinnati Bell, Inc. (Æ)(Ñ)	63,875	215
DPL, Inc.	16,600	468
Dynegy, Inc. Class A (Æ)	470,400	626
Energen Corp.	38,800	1,896
Hawaiian Electric Industries, Inc.	62,766	1,466
Idacorp, Inc.	43,900	1,584
Integrys Energy Group, Inc. (Ñ)	24,400	1,210
Laclede Group, Inc. (The) (Ñ)	16,369	558
MDU Resources Group, Inc.	62,200	1,319
Mirant Corp. (Æ)	82,600	963
New Jersey Resources Corp.	35,299	1,332
NII Holdings, Inc. (Æ)	69,717	2,957
NV Energy, Inc.	121,100	1,513
Otter Tail Corp.	156,441	3,476
Piedmont Natural Gas Co., Inc.	86,000	2,365
Pinnacle West Capital Corp.	53,400	1,994
PNM Resources, Inc.	91,100	1,238
Portland General Electric Co. (Ñ)	133,700	2,658
Shaw Communications, Inc.	103,655	1,950
Southern Union Co.	70,700	1,847
Southwest Gas Corp.	45,675	1,421
UGI Corp.	146,700	4,033
UIL Holdings Corp.	18,100	525
US Cellular Corp. (Æ)	6,300	265
Vectren Corp.	103,505	2,589
Westar Energy, Inc.	75,600	1,791

		48,188

Total Common Stocks (cost $1,262,047)		1,578,892

Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund (£)	59,448,116	59,448

Total Short-Term Investments (cost $59,448)		59,448

42	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 22.4%
Russell U.S. Cash Collateral Fund (×)	206,721,442	206,721
State Street Securities Lending Quality Trust (×)	160,281,127	159,862

Total Other Securities (cost $367,003)		366,583

Total Investments - 122.8% (identified cost $1,688,498)		2,004,923

Other Assets and Liabilities, Net - (22.8%)		(371,946)

Net Assets - 100.0%		1,632,977

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small & Mid Cap Fund	43

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	810	USD	57,956	06/10	2,289

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,289

See accompanying notes which are an integral part of the financial statements.

44	Russell U.S. Small & Mid Cap Fund

Russell Investment Company

Russell U.S. Small & Mid Cap Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Consumer Discretionary	$281,967	$—	$—	$281,967	17.3
Consumer Staples	31,327	—	—	31,327	1.9
Energy	103,671	—	—	103,671	6.3
Financial Services	270,649	—	—	270,649	16.6
Health Care	178,133	—	—	178,133	10.9
Materials and Processing	112,036	—	—	112,036	6.9
Other Energy	1,549	—		1,549	0.1
Producer Durables	247,874	—	—	247,874	15.2
Technology	303,498	—	—	303,498	18.6
Utilities	48,188	—	—	48,188	3.0
Short-Term Investments	—	59,448	—	59,448	3.6
Other Securities	—	366,583	—	366,583	22.4

Total Investments	1,578,892	426,031	—	2,004,923	122.8

Other Assets and Liabilities, Net					(22.8)

					100.0

Other Financial Instruments
Futures Contracts	2,289	—	—	2,289	0.1

Total Other Financial Instruments*	2,289	—	—	2,289

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$2,289

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$10,098

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$5,550

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell U.S. Small & Mid Cap Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,045.00	$1,018.65
Expenses Paid During Period*	$6.29	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,041.40	$1,014.93
Expenses Paid During Period*	$10.07	$9.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,045.70	$1,019.24
Expenses Paid During Period*	$5.68	$5.61

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,047.20	$1,020.43
Expenses Paid During Period*	$4.47	$4.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.88% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,046.50	$1,019.89
Expenses Paid During Period*	$5.02	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.99% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,047.20	$1,020.73
Expenses Paid During Period*	$4.16	$4.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.5%
Australia - 3.8%
ABC Learning Centres, Ltd. (Æ)(Å)	43,374	—
Amcor, Ltd.	2,189,929	13,191
AMP, Ltd.	728,192	4,187
Ansell, Ltd. - GDR	79,922	939
Arrow Energy, Ltd. (Æ)	24,222	114
ASX, Ltd.	4,999	151
Australia & New Zealand Banking Group, Ltd.	473,219	10,439
AXA Asia Pacific Holdings, Ltd.	40,139	230
BGP Holdings PLC (Æ)(Ø)	559,805	—
BHP Billiton, Ltd.	488,167	17,834
BHP Billiton, Ltd. - ADR	53,233	3,875
Boral, Ltd.	112,517	608
Centennial Coal Co., Ltd.	131,559	510
CFS Retail Property Trust (ö)(Ñ)	112,154	198
Challenger Financial Services Group, Ltd.	278,929	1,057
Commonwealth Bank of Australia	234,780	12,565
Computershare, Ltd.	17,281	187
Consolidated Media Holdings, Ltd.	39,973	116
David Jones, Ltd.	78,630	337
Dexus Property Group (ö)	104,811	78
Downer EDI, Ltd.	40,757	263
Foster’s Group, Ltd.	2,461,740	12,356
Goodman Group	258,487	170
GPT Group (ö)	377,721	204
Incitec Pivot, Ltd.	1,666,436	4,908
Intoll Group	976,390	1,015
Lend Lease Group	22,716	179
MacArthur Coal, Ltd.	205,353	2,859
Macquarie Group, Ltd. (Ñ)	101,500	4,631
MAP Group	478,275	1,370
Mirvac Group (ö)	74,315	95
National Australia Bank, Ltd.	558,012	14,262
Newcrest Mining, Ltd.	17,324	521
Orica, Ltd.	27,202	657
Origin Energy, Ltd.	34,014	510
Paladin Energy, Ltd. (Æ)	26,596	96
QBE Insurance Group, Ltd.	604,143	11,755
Rio Tinto, Ltd.	118,581	7,714
Sigma Pharmaceuticals, Ltd.	280,697	116
Stockland (ö)	88,849	324
Suncorp-Metway, Ltd.	162,316	1,340
TABCORP Holdings, Ltd.	289,989	1,832
Telstra Corp., Ltd.	7,695,534	22,527
Transurban Group (Æ)	44,888	212
Wesfarmers, Ltd.	422,702	11,319
Westfield Group (ö)	86,772	1,027
Westpac Banking Corp.	73,412	1,824
WorleyParsons, Ltd. (Ñ)	128,516	3,120

		173,822

Austria - 0.1%
Erste Group Bank AG	67,330	3,007
OMV AG	106,300	3,826

		6,833

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.7%
Ageas (Ñ)	718,051	2,208
Ageas (Æ)	255,564	—
Anheuser-Busch InBev NV (Ñ)	402,997	19,609
Delhaize Group SA	13,010	1,079
Groupe Bruxelles Lambert SA	3,083	261
KBC Groep NV (Æ)	171,390	7,760

		30,917

Bermuda - 1.5%
Cheung Kong Infrastructure Holdings, Ltd.	17,000	63
Chinese Estates Holdings, Ltd.	94,500	160
Esprit Holdings, Ltd.	2,249,679	16,099
Jardine Matheson Holdings, Ltd. (Ñ)	198,600	7,252
Li & Fung, Ltd.	3,935,000	19,121
Mongolia Energy Co., Ltd. (Æ)	108,000	50
Noble Group, Ltd. (Ñ)	4,632,000	10,023
NWS Holdings, Ltd.	14,000	24
RenaissanceRe Holdings, Ltd.	116,639	6,526
Seadrill, Ltd. (Ñ)	118,600	2,998
Shangri-La Asia, Ltd.	1,134,000	2,187
VimpelCom, Ltd. - ADR (Æ)	82,100	1,430
Yue Yuen Industrial Holdings, Ltd.	546,000	1,896

		67,829

Brazil - 1.6%
Banco do Brasil SA	43,800	756
Banco Santander Brasil SA - ADR	254,210	2,956
BM&F Bovespa SA	649,600	4,298
Cia de Bebidas das Americas - ADR	35,400	3,462
Cyrela Brazil Realty SA	479,600	5,794
Fibria Celulose SA (Æ)	176,400	3,500
Gafisa SA	1,038,794	7,076
Lojas Renner SA	106,000	2,623
OGX Petroleo e Gas Participacoes SA (Æ)	1,107,700	11,037
PDG Realty SA Empreendimentos e Participacoes	930,800	8,546
Petroleo Brasileiro SA - ADR	138,509	5,877
Vale SAClass B	408,513	12,258
Weg SA	359,100	3,667

		71,850

Canada - 2.8%
Barrick Gold Corp.	56,500	2,461
BCE, Inc.	43,000	1,292
Brookfield Asset Management, Inc.	171,240	4,339
Canadian Imperial Bank of Commerce (Þ)	43,300	3,178
Canadian National Railway Co.	491,281	29,374
Canadian Natural Resources, Ltd.	91,200	7,024
EnCana Corp.	119,800	3,963
Gildan Activewear, Inc. Class A (Æ)(Ñ)	148,100	4,284
Goldcorp, Inc.	108,281	4,681
Magna International, Inc. Class A (Æ)	94,275	6,190
National Bank of Canada	30,300	1,852
Nexen, Inc.	238,741	5,805
Potash Corp. of Saskatchewan, Inc.	35,600	3,934

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Research In Motion, Ltd. (Æ)	242,909	17,293
Royal Bank of Canada - GDR (Ñ)	208,363	12,633
Suncor Energy, Inc.	143,508	4,909
Teck Resources, Ltd. Class B	253,558	9,965
Toronto-Dominion Bank (The) (Ñ)	79,861	5,936

		129,113

Cayman Islands - 0.6%
ASM Pacific Technology, Ltd.	156,600	1,492
Baidu, Inc. - ADR (Æ)	11,897	8,201
Belle International Holdings, Ltd.	1,923,000	2,651
Ctrip.com International, Ltd. - ADR (Æ)	175,800	6,420
Foxconn International Holdings, Ltd. (Æ)(Ñ)	81,000	72
Li Ning Co., Ltd.	679,000	2,583
Lifestyle International Holdings, Ltd. (Ñ)	15,000	29
Sands China, Ltd. (Æ)	81,200	132
Subsea 7, Inc. (Æ)(Ñ)	293,086	5,694
Tencent Holdings, Ltd.	72,300	1,486

		28,760

China - 0.5%
China Life Insurance Co., Ltd. Class H	956,000	4,352
Dongfang Electric Corp., Ltd.	708,200	4,585
Dongfeng Motor Group Co., Ltd. Class H	4,441,800	6,257
Yanzhou Coal Mining Co., Ltd. Class H	3,208,000	8,954

		24,148

Czech Republic - 0.1%
Komercni Banka AS	20,183	4,164

Denmark - 1.2%
AP Moller - Maersk A/S Class B (Ñ)	462	3,833
Carlsberg A/S Class B (Ñ)	98,310	8,000
Danske Bank A/S (Æ)	564,822	14,678
FLSmidth & Co. A/S (Ñ)	43,105	3,273
Novo Nordisk A/S Series B	273,024	22,300
Novozymes A/S Class B (Ñ)	32,422	3,878

		55,962

Finland - 0.9%
Fortum OYJ (Ñ)	218,000	5,648
Kone OYJ Class B	128,044	5,657
Metso OYJ (Ñ)	159,533	6,157
Nokia OYJ (Ñ)	1,285,687	15,647
Sampo OYJ Class A	41,440	1,023
Stora Enso OYJ	190,920	1,601
UPM-Kymmene OYJ	358,644	5,178
Wartsila OYJ Class B	13,676	702

		41,613

France - 9.5%
Accor SA	161,155	9,209
Air Liquide SA	87,387	10,112
Alcatel-Lucent (Æ)(Ñ)	1,156,264	3,690
Alstom SA	92,800	5,485

	Principal Amount ($) or Shares	Market Value $
AXA SA (Ñ)	950,560	18,894
BNP Paribas (Ñ)	338,406	23,259
Bouygues SA (Ñ)	116,800	5,819
Capital Gemini SA (Ñ)	241,700	12,263
Carrefour SA	402,172	19,705
Casino Guichard Perrachon SA (Ñ)	36,200	3,199
Christian Dior SA	19,560	2,069
Cie de St.-Gobain (Ñ)	311,195	15,199
Cie Generale de Geophysique-Veritas (Æ)	42,800	1,270
Cie Generale des Etablissements Michelin Class B	100,674	7,284
CNP Assurances	82,255	6,887
Credit Agricole SA (Ñ)	763,977	10,899
Danone (Ñ)	136,138	8,035
EDF SA	97,700	5,256
France Telecom SA	944,009	20,693
GDF Suez (Ñ)	233,374	8,316
GDF Suez (Æ)	55,671	—
Iliad SA	33,546	3,351
Klepierre - GDR (ö)(Ñ)	72,663	2,497
L’Oreal SA (Ñ)	29,619	3,065
Lagardere SCA (Ñ)	340,296	13,743
Legrand SA	179,570	5,825
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	189,504	21,664
Metropole Television SA (Ñ)	57,762	1,488
Natixis (Æ)	863,044	4,434
Pernod-Ricard SA (Ñ)	176,524	15,017
PPR	15,835	2,119
Publicis Groupe SA (Ñ)	266,021	11,769
Rexel SA (Æ)	139,500	2,369
Rhodia SA	180,666	4,236
Sanofi-Aventis SA	351,220	24,049
Schneider Electric SA (Ñ)	297,171	33,947
Societe Generale	268,358	14,278
S.O.I.T.E.C. (Æ)(Ñ)	182,259	2,456
Technip SA	23,834	1,905
Teleperformance - GDR	7,006	246
Thales SA	22,674	844
Total SA (Ñ)	561,278	30,414
Unibail-Rodamco SE (ö)	4,400	829
Vallourec SA (Ñ)	72,689	14,531
Vinci SA	158,269	8,864
Vivendi SA (Ñ)	760,851	20,025

		441,508

Germany - 6.4%
Adidas AG (Ñ)	150,427	8,833
Aixtron AG (Ñ)	150,882	4,725
Allianz SE (Ñ)	117,031	13,435
BASF SE (Ñ)	422,992	24,733
Bayer AG (Ñ)	355,492	22,744
Bayerische Motoren Werke AG (Ñ)	169,200	8,291
Beiersdorf AG (Ñ)	138,360	7,792
Celesio AG (Ñ)	20,000	655
Daimler AG (Æ)	367,431	18,960
Deutsche Bank AG (Ñ)	151,582	10,476

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche Boerse AG (Ñ)	113,953	8,877
Deutsche Post AG	159,392	2,581
Deutsche Telekom AG	964,878	12,546
E.ON AG (Ñ)	385,518	14,236
GEA Group AG (Ñ)	128,737	2,864
Hannover Rueckversicherung AG (Ñ)	84,730	3,979
Henkel AG & Co. KGaA (Ñ)	212,255	9,578
Infineon Technologies AG (Æ)(Ñ)	1,692,905	12,007
Linde AG (Ñ)	161,930	19,363
MAN SE (Ñ)	118,738	11,243
Merck KGaA (Ñ)	76,440	6,281
Metro AG (Ñ)	165,953	9,973
MTU Aero Engines Holding AG (Ñ)	39,736	2,195
Muenchener Rueckversicherungs AG (Ñ)	15,125	2,137
RWE AG (Ñ)	256,354	20,977
Salzgitter AG	24,544	1,996
SAP AG (Ñ)	204,595	9,856
Siemens AG	131,140	12,965
ThyssenKrupp AG	324,977	10,644
United Internet AG (Ñ)	118,609	1,790
Volkswagen AG (Ñ)	4,798	452

		297,184

Guernsey - 0.1%
Amdocs, Ltd. (Æ)	201,400	6,433

Hong Kong - 1.0%
BOC Hong Kong Holdings, Ltd.	359,333	867
Cheung Kong Holdings, Ltd.	77,000	955
China Resources Enterprise, Ltd.	416,000	1,461
CLP Holdings, Ltd.	118,000	826
CNOOC, Ltd. (Ñ)	11,172,650	19,746
Hang Lung Group, Ltd.	37,462	183
Hang Lung Properties, Ltd. - ADR	826,000	2,953
Hong Kong Exchanges and Clearing, Ltd.	39,754	651
Hongkong Electric Holdings, Ltd.	1,364,500	8,043
Hutchison Whampoa, Ltd.	118,500	812
Link REIT (The) (ö)	95,500	235
New World Development, Ltd.	947,020	1,676
PCCW, Ltd.	122,000	37
Sino Land Co., Ltd.	896,000	1,608
Sun Hung Kai Properties, Ltd.	160,333	2,239
Swire Pacific, Ltd.	32,321	361
Television Broadcasts, Ltd.	94,334	455
Wharf Holdings, Ltd.	122,000	658
Wheelock & Co., Ltd.	132,068	408

		44,174

Hungary - 0.1%
OTP Bank PLC (Æ)	190,440	6,705

India - 1.1%
HDFC Bank, Ltd. - ADR	18,550	2,766
Hindalco Industries, Ltd.	489,800	1,951
ICICI Bank, Ltd.	239,343	5,049
ICICI Bank, Ltd. - ADR	226,160	9,616
Infosys Technologies, Ltd.	155,470	9,516

	Principal Amount ($) or Shares	Market Value $
Infosys Technologies, Ltd. - ADR	138,818	8,312
Reliance Industries, Ltd. - GDR (Þ)	110,750	5,139
State Bank of India, Ltd. - GDR	1,200	122
Tata Motors, Ltd. - ADR	179,100	3,663
Tata Steel, Ltd.	215,900	3,001

		49,135

Indonesia - 0.2%
Adaro Energy Tbk PT	11,600,000	2,781
Astra International Tbk PT (Å)	41,000	212
Bank Rakyat Indonesia	8,243,000	8,147

		11,140

Ireland - 0.7%
Accenture PLC Class A	71,000	3,099
Cooper Industries PLC	118,684	5,827
Covidien PLC	205,000	9,838
Ryanair Holdings PLC - ADR (Æ)	216,431	6,095
Willis Group Holdings PLC	185,900	6,404

		31,263

Israel - 0.7%
Bezeq Israeli Telecommunication Corp., Ltd.	810,449	1,971
Check Point Software Technologies (Æ)	99,000	3,526
Teva Pharmaceutical Industries, Ltd. - ADR	459,503	26,987

		32,484

Italy - 1.6%
Banca Popolare di Milano Scarl	975,880	5,484
ENI SpA	510,734	11,449
Finmeccanica SpA	836,729	10,706
Intesa Sanpaolo SpA	3,387,224	11,147
Mediaset SpA	91,102	724
Prysmian SpA	60,199	1,082
Saipem SpA	303,301	11,377
Telecom Italia SpA	7,265,978	9,571
UniCredit SpA	4,679,800	12,274

		73,814

Japan - 16.7%
Advantest Corp.	137,300	3,555
Aeon Co., Ltd. (Ñ)	418,900	4,820
Aeon Credit Service Co., Ltd. (Ñ)	220,600	2,401
Air Water, Inc.	87,000	958
Asahi Breweries, Ltd.	193,100	3,476
Asahi Glass Co., Ltd.	666,000	7,876
Astellas Pharma, Inc.	436,500	15,319
Bank of Yokohama, Ltd. (The)	658,000	3,439
Canon Marketing Japan, Inc.	31,500	493
Canon, Inc.	1,317,213	60,137
Central Glass Co., Ltd.	61,000	294
Chubu Electric Power Co., Inc.	103,500	2,403
Circle K Sunkus Co., Ltd.	47,500	671
COMSYS Holdings Corp.	12,900	121
Dai Nippon Printing Co., Ltd. (Ñ)	129,000	1,780

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dai-ichi Life Insurance Co., Ltd. (The)	3,800	6,493
Daifuku Co., Ltd.	58,000	435
Daikin Industries, Ltd.	194,100	7,354
Daito Trust Construction Co., Ltd.	3,500	187
Daiwa House Industry Co., Ltd.	20,000	215
Daiwa Securities Group, Inc.	763,000	3,951
Dena Co., Ltd.	344	2,772
Disco Corp.	63,800	4,469
Doutor Nichires Holdings Co., Ltd.	22,400	335
Dowa Holdings Co., Ltd. (Ñ)	145,000	807
East Japan Railway Co.	71,100	4,749
Elpida Memory, Inc. (Æ)	322,200	6,758
FamilyMart Co., Ltd. (Ñ)	189,100	6,512
Fanuc, Ltd.	149,700	17,708
Fast Retailing Co., Ltd.	16,200	2,452
FUJIFILM Holdings Corp.	67,600	2,321
Fujikura, Ltd.	233,000	1,245
Fujitsu, Ltd.	424,000	3,001
Funai Electric Co., Ltd.	22,100	867
Furukawa Electric Co., Ltd.	188,000	928
Glory, Ltd. (Ñ)	6,600	169
Gree, Inc. (Ñ)	44,500	2,456
Hakuhodo DY Holdings, Inc.	1,670	95
Hirose Electric Co., Ltd. (Ñ)	20,900	2,258
Hitachi Capital Corp.	32,300	488
Hitachi High-Technologies Corp.	38,800	852
Hitachi, Ltd. (Æ)	370,000	1,651
Honda Motor Co., Ltd.	553,900	18,716
Hoya Corp.	585,200	16,097
Ibiden Co., Ltd.	81,800	2,921
Inpex Corp.	1,370	9,685
ITOCHU Corp.	503,000	4,375
Japan Real Estate Investment Corp. Class A (ö)	18	150
Japan Retail Fund Investment Corp. Class A (ö)	66	89
Japan Tobacco, Inc.	2,201	7,610
JFE Holdings, Inc.	152,800	5,505
JGC Corp.	113,000	1,936
JTEKT Corp.	211,400	2,438
JX Holdings, Inc. (Æ)	1,046,120	5,836
Kagoshima Bank, Ltd. (The)	59,000	389
Kaken Pharmaceutical Co., Ltd.	69,000	559
Kandenko Co., Ltd.	63,000	411
Kaneka Corp.	172,000	1,077
Kansai Paint Co., Ltd.	133,000	1,010
Kao Corp.	700,700	16,960
KDDI Corp.	3,023	14,656
Keiyo Bank, Ltd. (The)	47,000	218
Keyence Corp.	19,400	4,627
Kinden Corp.	40,000	355
Komatsu, Ltd.	394,300	7,958
Konica Minolta Holdings, Inc.	649,000	8,170
Kose Corp. (Ñ)	2,400	56
Lawson, Inc.	146,600	6,488
Makino Milling Machine Co., Ltd. (Æ)	364,000	2,495
Makita Corp.	55,600	1,724

	Principal Amount ($) or Shares	Market Value $
Marubeni Corp.	1,856,000	10,996
MEGMILK SNOW BRAND Co., Ltd. (Ñ)	300	5
Miraca Holdings, Inc.	52,200	1,674
Mitsubishi Corp.	1,040,300	24,686
Mitsubishi Electric Corp.	583,000	5,205
Mitsubishi Estate Co., Ltd.	43,000	777
Mitsubishi Materials Corp. (Æ)	482,000	1,433
Mitsubishi UFJ Financial Group, Inc.	1,990,600	10,357
Mitsubishi UFJ Lease & Finance Co., Ltd. (Ñ)	19,230	745
Mitsui & Co., Ltd.	798,300	12,046
Mitsui Fudosan Co., Ltd.	582,000	10,834
Mitsui OSK Lines, Ltd.	455,000	3,428
Mitsumi Electric Co., Ltd.	49,500	1,082
Mizuho Financial Group, Inc.	5,647,600	10,876
MS&AD Insurance Group Holdings	359,900	10,339
Murata Manufacturing Co., Ltd.	118,700	6,987
Musashino Bank, Ltd. (The)	8,100	241
Namco Bandai Holdings, Inc. (Ñ)	76,800	768
NGK Spark Plug Co., Ltd.	291,800	3,955
Nichirei Corp.	28,000	111
Nintendo Co., Ltd.	17,100	5,747
Nippon Building Fund, Inc. Class A (ö)	20	168
Nippon Electric Glass Co., Ltd.	612,000	9,338
Nippon Kayaku Co., Ltd.	100,000	881
Nippon Sheet Glass Co., Ltd.	591,000	1,956
Nippon Telegraph & Telephone Corp.	193,800	7,867
Nissan Motor Co., Ltd. (Æ)	1,830,500	16,033
Nissan Shatai Co., Ltd.	76,000	571
Nitori Co., Ltd. (Ñ)	10,950	860
Nitto Denko Corp.	124,200	4,862
Nomura Holdings, Inc.	1,363,300	9,404
NTT DoCoMo, Inc.	7,000	10,888
NTT DoCoMo, Inc. - ADR	16,729	259
Okinawa Electric Power Co., Inc. (The)	8,200	463
Omron Corp.	620,800	14,454
ORIX Corp. (Ñ)	94,570	8,661
Osaka Gas Co., Ltd.	627,000	2,180
Panasonic Corp.	369,600	5,403
Panasonic Electric Works Co., Ltd.	42,000	518
Promise Co., Ltd. (Ñ)	81,950	780
Rakuten, Inc.	4,102	3,173
SBI Holdings, Inc.	632	136
Seino Holdings Corp.	130,000	937
Sekisui House, Ltd.	452,000	4,313
Seven & I Holdings Co., Ltd.	729,000	18,614
Sharp Corp. (Ñ)	309,000	4,032
Shin-Etsu Chemical Co., Ltd.	153,300	8,852
Shinko Electric Industries Co., Ltd.	52,400	928
Softbank Corp.	108,100	2,419
Sony Corp.	330,500	11,298
Stanley Electric Co., Ltd.	30,500	626
Sumco Corp. (Ñ)	253,800	5,617
Sumitomo Bakelite Co., Ltd.	89,000	491
Sumitomo Electric Industries, Ltd.	122,100	1,508
Sumitomo Mitsui Financial Group, Inc. (Ñ)	512,700	16,915
Sumitomo Realty & Development Co., Ltd.	214,000	4,406

Russell International Developed Markets Fund	51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sumitomo Trust & Banking Co., Ltd. (The)	602,000	3,652
Takeda Pharmaceutical Co., Ltd.	781,700	33,641
Terumo Corp.	51,600	2,630
THK Co., Ltd.	628,500	13,638
Tokai Rika Co., Ltd.	54,200	1,161
Tokio Marine Holdings, Inc.	427,500	12,732
Tokuyama Corp.	48,000	270
Tokyo Electric Power Co., Inc. (The)	209,100	5,246
Tokyo Electron, Ltd.	127,600	8,433
Tokyo Gas Co., Ltd.	896,000	3,801
Tokyo Steel Manufacturing Co., Ltd.	43,600	587
Toshiba Corp.	2,616,000	15,000
Toyo Seikan Kaisha, Ltd.	41,100	704
Toyo Suisan Kaisha, Ltd.	133,000	3,195
Toyoda Gosei Co., Ltd.	70,200	1,928
Toyota Auto Body Co., Ltd.	17,500	282
Toyota Motor Corp.	559,300	21,600
USS Co., Ltd.	12,850	878
West Japan Railway Co.	1,382	5,031
Yahoo! Japan Corp. (Ñ)	6,841	2,614
Yamada Denki Co., Ltd.	47,820	3,719

		774,627

Kazakhstan - 0.0%
KazMunaiGas Exploration Production - GDR	83,150	2,045

Luxembourg - 0.2%
Acergy SA	141,870	2,671
ArcelorMittal	89,478	3,525
Evraz Group SA - GDR (Æ)	21,101	772

		6,968

Malaysia - 0.1%
CIMB Group Holdings BHD	824,400	3,652

Mauritius - 0.0%
Golden Agri-Resources, Ltd. (Æ)	4,344,000	1,829

Mexico - 0.2%
America Movil SAB de CV Series L	37,200	1,915
Grupo Financiero Banorte SAB de CV	270,500	1,123
Grupo Televisa SA - ADR	79,600	1,654
Wal-Mart de Mexico SAB de CV	1,527,800	3,557

		8,249

Netherlands - 4.0%
Aegon NV (Æ)	1,096,091	7,673
Akzo Nobel NV (Ñ)	472,108	27,751
ASML Holding NV	184,568	6,016
Brit Insurance Holdings NV	69,137	843
Corio NV (ö)	2,598	151
CSM	2,653	86
Delta Lloyd NV (Æ)	67,200	1,464
European Aeronautic Defence and Space Co. NV (Ñ)	477,547	8,850
Fugro NV	51,530	3,362

	Principal Amount ($) or Shares	Market Value $
Heineken NV (Ñ)	370,391	17,193
ING Groep NV (Æ)	2,573,461	23,036
Koninklijke DSM NV (Ñ)	113,652	5,067
Koninklijke Philips Electronics NV	726,815	24,485
New World Resources NV (Æ)	175,618	2,477
QIAGEN NV (Æ)	180,553	4,153
Randstad Holding NV (Æ)	304,503	15,523
Reed Elsevier NV (Ñ)	808,717	9,601
STMicroelectronics NV	267,003	2,472
TNT NV	275,720	8,464
Unilever NV	251,521	7,687
Wolters Kluwer NV	426,440	8,745
X5 Retail Group NV - GDR (Æ)	47,946	1,701

		186,800

Netherlands Antilles - 0.0%
Hunter Douglas NV	6,791	341

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	3,347,942	5,247

Norway - 0.3%
Petroleum Geo-Services ASA (Æ)	156,400	2,291
Telenor ASA (Ñ)	815,700	11,654

		13,945

Russia - 0.4%
Gazprom OAO - ADR	590,881	13,716
Luka Kotor AD Kotor - ADR	52,450	3,000
Mechel - ADR	41,600	1,069
Rosneft Oil Co. - GDR	340,751	2,755

		20,540

Singapore - 1.3%
Ascendas Real Estate Investment Trust (ö)	77,000	109
CapitaLand, Ltd. (Ñ)	4,290,000	11,578
CapitaMall Trust (Æ)(ö)	112,000	158
CapitaMalls Asia, Ltd.	53,000	84
City Developments, Ltd.	305,000	2,349
ComfortDelgro Corp., Ltd.	103,000	117
DBS Group Holdings, Ltd.	75,000	831
Fraser and Neave, Ltd.	159,000	563
Jardine Cycle & Carriage, Ltd.	16,800	369
Keppel Corp., Ltd.	105,000	746
Neptune Orient Lines, Ltd. (Æ)(Ñ)	222,000	351
Oversea-Chinese Banking Corp., Ltd.	761,285	4,833
Pacific Century Regional Developments, Ltd.	197,000	29
SembCorp Industries, Ltd.	47,000	143
Singapore Exchange, Ltd.	37,000	220
Singapore Technologies Engineering, Ltd.	52,000	119
Singapore Telecommunications, Ltd.	8,943,810	19,845
StarHub, Ltd.	23,000	40
United Overseas Bank, Ltd.	1,105,857	16,203
UOL Group, Ltd.	11,222	31
Yangzijiang Shipbuilding Holdings, Ltd. (Ñ)	65,000	63

		58,781

52	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

South Africa - 0.2%
Aspen Pharmacare Holdings, Ltd. (Æ)	163,639	1,840
MTN Group, Ltd.	264,060	3,887
Naspers, Ltd. Class N	102,148	4,119

		9,846

South Korea - 1.3%
Hana Financial Group, Inc.	51,100	1,581
Hynix Semiconductor, Inc. (Æ)	106,400	2,676
Hyundai Heavy Industries Co., Ltd.	14,161	3,192
Hyundai Mobis	50,235	8,342
Hyundai Motor Co.	62,410	7,627
Hyundai Motor Co. - GDR (Þ)	12,130	750
KB Financial Group, Inc.	217,866	10,533
LG Innotek Co., Ltd.	39,351	6,114
Samsung Electronics Co., Ltd.	25,849	19,550

		60,365

Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,765,826	23,122
Banco Santander SA (Ñ)	2,466,872	30,993
Banco Santander SA	4,242	53
Endesa SA	80,147	2,277
Gestevision Telecinco SA	177,264	2,529
Iberdrola SA	2,099,728	16,726
Inditex SA (Ñ)	393,071	24,162
Indra Sistemas SA (Ñ)	146,000	2,911
Tecnicas Reunidas SA	57,154	3,485
Telefonica SA	1,349,230	30,299

		136,557

Sweden - 0.8%
Atlas Copco AB Class A (Ñ)	61,710	1,002
Electrolux AB	341,394	8,825
Investor AB Class B (Ñ)	23,074	439
Nordea Bank AB (Ñ)	105,664	1,037
Skandinaviska Enskilda Banken AB Class A	437,105	3,011
Skanska AB Class B	78,009	1,300
Svenska Cellulosa AB Class B (Ñ)	408,242	5,348
Swedish Match AB (Ñ)	108,098	2,468
Tele2 AB Class B (Ñ)	160,965	2,736
Telefonaktiebolaget LM Ericsson Class B (Ñ)	505,067	5,873
Volvo AB Class B (Æ)(Ñ)	288,045	3,565

		35,604

Switzerland - 7.9%
ABB, Ltd. (Æ)	696,207	13,398
ACE, Ltd.	30,400	1,617
Actelion, Ltd. (Æ)	127,463	5,129
Adecco SA	114,470	6,746
Cie Financiere Richemont SA	344,509	12,736
Clariant AG (Æ)	555,952	7,674
Credit Suisse Group AG	822,730	37,637
GAM Holding, Ltd. (Æ)	605,656	7,530

	Principal Amount ($) or Shares	Market Value $
Givaudan SA	9,319	8,112
Helvetia Holding AG	477	145
Holcim, Ltd.	8,349	626
Julius Baer Group, Ltd.	489,790	16,915
Kuehne + Nagel International AG	7,847	816
Lonza Group AG (Ñ)	67,313	5,281
Nestle SA	1,229,833	60,021
Novartis AG	882,330	45,018
Roche Holding AG	216,183	34,143
Sonova Holding AG	44,138	5,505
Swatch Group AG (The)	88,254	4,839
Class B	46,611	13,740
Swiss Life Holding AG (Æ)	12,146	1,479
Swiss Reinsurance Co., Ltd.	81,444	3,550
Syngenta AG	51,048	12,963
Transocean, Ltd. (Æ)(Ñ)	35,230	2,552
Tyco Electronics, Ltd.	508,900	16,346
Tyco International, Ltd.	65,800	2,552
UBS AG (Æ)	965,832	14,922
Zurich Financial Services AG	103,240	23,018

		365,010

Taiwan - 0.7%
Acer, Inc.	531,810	1,442
AU Optronics Corp.	2,248,490	2,615
HON HAI Precision Industry Co., Ltd. (Å)	2,923,320	13,655
MediaTek, Inc.	231,378	3,893
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	593,519	6,285
United Microelectronics Corp. (Æ)	4,556,000	2,291

		30,181

Turkey - 0.2%
Turkiye Garanti Bankasi AS	1,247,960	6,065
Turkiye Vakiflar Bankasi Tao Class D	867,611	2,278

		8,343

United Kingdom - 17.4%
Aegis Group PLC	5,991,485	11,832
AMEC PLC - GDR	359,419	4,534
Amlin PLC	323,284	1,852
Anglo American PLC (Æ)	113,166	4,847
Antofagasta PLC	82,565	1,259
AstraZeneca PLC	192,606	8,516
Atkins WS PLC	118,892	1,277
Autonomy Corp. PLC (Æ)	598,175	16,460
Aviva PLC	3,265,689	17,282
BAE Systems PLC	2,638,500	13,869
Barclays PLC	6,261,537	32,059
BBA Aviation PLC	371,061	1,175
BG Group PLC	1,259,945	21,154
BHP Billiton PLC	253,954	7,802
BP PLC	7,331,399	63,868
British Land Co. PLC (ö)	61,280	437
British Sky Broadcasting Group PLC	746,268	6,999
BT Group PLC	1,622,270	3,142

Russell International Developed Markets Fund	53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Bunzl PLC	566,200	6,611
Burberry Group PLC	442,040	4,550
Cairn Energy PLC (Æ)	1,267,689	7,739
Capita Group PLC (The)	289,426	3,534
Carillion PLC	1,753,058	9,111
Compass Group PLC	3,025,549	24,696
Diageo PLC	737,693	12,580
Electrocomponents PLC	65,954	226
EnQuest PLC (Æ)	193,193	292
Experian PLC	582,597	5,391
GlaxoSmithKline PLC	1,195,525	22,141
Hays PLC	2,435,312	4,162
Home Retail Group PLC	1,016,570	4,283
HSBC Holdings PLC (Ñ)	328,171	3,373
HSBC Holdings PLC	4,896,448	49,882
Imperial Tobacco Group PLC	310,733	8,870
Informa PLC	252,500	1,531
Intercontinental Hotels Group PLC	115,400	2,030
International Power PLC	1,772,357	8,955
John Wood Group PLC	223,553	1,257
Johnson Matthey PLC	87,335	2,326
Kazakhmys PLC	141,600	3,033
Kesa Electricals PLC	640,599	1,223
Kingfisher PLC	1,105,790	4,225
Ladbrokes PLC	798,209	1,902
Land Securities Group PLC (ö)	40,123	401
Lloyds Banking Group PLC (Æ)	3,405	3
Marks & Spencer Group PLC	892,300	4,998
Mondi PLC	395,017	2,685
National Grid PLC	762,213	7,360
Next PLC	54,760	1,921
Old Mutual PLC	3,149,800	5,566
Persimmon PLC (Æ)	111,970	815
Petrofac, Ltd.	285,766	4,966
Randgold Resources, Ltd.	3,745	317
Reckitt Benckiser Group PLC	669,831	34,764
Reed Elsevier PLC	794,934	6,261
Rentokil Initial PLC (Æ)	1,918,800	3,725
Rio Tinto PLC	335,823	16,940
Rolls-Royce Group PLC (Æ)	170,290,788	18,127
Rotork PLC	101,577	2,184
Royal Bank of Scotland Group PLC (Æ)	9,646,360	7,924
Royal Dutch Shell PLC Class A (Ñ)	1,578,508	49,537
Royal Dutch Shell PLC Class A	433,123	13,552
Royal Dutch Shell PLC Class B	181,692	5,483
Smith & Nephew PLC	1,428,645	14,831
Smiths Group PLC	358,933	6,181
Standard Chartered PLC	1,095,288	29,196
Tesco PLC	1,818,024	12,094
Thomas Cook Group PLC	384,900	1,465
Travis Perkins PLC (Æ)	1,089,069	14,016
TUI Travel PLC (Ñ)	354,500	1,516
Tullow Oil PLC	415,096	7,180
Unilever PLC	860,642	25,782
Vedanta Resources PLC (Ñ)	112,169	4,322
Vodafone Group PLC	23,774,230	52,850
William Hill PLC	852,486	2,667

	Principal Amount ($) or Shares	Market Value $
Wolseley PLC (Æ)	201,181	5,060
WPP PLC	1,688,654	17,953
Xstrata PLC	812,018	13,447

		808,376

United States - 0.6%
Autoliv, Inc. (Æ)	180,500	9,882
Domtar Corp. (Æ)	60,100	4,258
Synthes, Inc. (Æ)	93,230	10,620
Tim Hortons, Inc. (Ñ)	111,175	3,675

		28,435

Total Common Stocks (cost $3,864,955)		4,194,592

Preferred Stocks - 0.4%
Brazil - 0.2%
Itau Unibanco Holding SA	231,400	5,019
NET Servicos de Comunicacao SA (Æ)	230,800	2,722

		7,741

Germany - 0.2%
Fresenius SE (Ñ)	26,172	1,894
Henkel AG & Co. KGaA (Ñ)	78,080	4,178
Volkswagen AG (Ñ)	7,204	695

		6,767

South Korea - 0.0%
Samsung Electronics Co., Ltd.	2,500	1,185

Total Preferred Stocks (cost $13,374)		15,693

Warrants & Rights - 0.2%
Switzerland - 0.1%
Axis Bank, Ltd. 2013 Warrants (Æ)	77	2,210

United States - 0.1%
Acer, Inc. (Þ)(Æ) 2014 Warrants	313	858
Epistar Corp. (Þ)(Æ) 2014 Warrants	784	2,524
JP Morgan International Derivatives, Ltd. (Æ) 2014 Warrants	854	2,350

		5,732

Total Warrants & Rights (cost $7,753)		7,942

Short-Term Investments - 7.8%
United States - 7.8%
Russell U.S. Cash Management Fund (£)	362,931,378	362,931

Total Short-Term Investments (cost $362,931)		362,931

54	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 5.6%
Russell U.S. Cash Collateral Fund (×)	147,417,414	147,417
State Street Securities Lending Quality Trust (×)	114,299,848	114,001

Total Other Securities (cost $261,717)		261,418

Total Investments - 104.5% (identified cost $4,510,730)		4,842,576

Other Assets and Liabilities, Net - (4.5%)		(208,230)

Net Assets - 100.0%		4,634,346

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index (Netherlands)	350	EUR	24,052	05/10	(701)
CAC-40 Index (France)	1,297	EUR	48,547	05/10	(4,143)
DAX Index (Germany)	150	EUR	22,989	06/10	493
EUR STOXX 50 Index (EMU)	2,100	EUR	57,708	06/10	(2,511)
FTSE MIB Index (UK)	202	EUR	21,355	06/10	(1,483)
FTSE-100 Index (UK)	1,240	GBP	68,294	06/10	(1,576)
Hang Seng Index (Hong Kong)	81	HKD	84,572	05/10	(80)
IBEX Plus Index (Spain)	61	EUR	6,302	05/10	(845)
MSCI Singapore Index	10	SGD	701	05/10	(4)
SPI 200 Index (Australia)	275	AUD	33,131	06/10	(156)
TOPIX Index (Japan)	774	JPY	7,608,420	06/10	5,207

Short Positions
Hang Seng Index (Hong Kong)	58	HKD	60,558	05/10	82
Hang Seng Index (Hong Kong)	5	HKD	5,217	06/10	(5)
OMX Index (Sweden)	973	SEK	102,214	05/10	(293)
SPI 200 Index (Australia)	279	AUD	33,613	06/10	109
Swiss Market Index (SMI)	269	CHF	17,724	06/10	526
TOPIX Index (Japan)	181	JPY	1,779,230	06/10	(988)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(6,368)

See accompanying notes which are an integral part of the financial statements.

56	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	458	AUD	500	06/16/10	2
Bank of America	USD	601	AUD	665	06/16/10	11
Bank of America	USD	998	AUD	1,100	06/16/10	15
Bank of America	USD	1,164	AUD	1,309	06/16/10	41
Bank of America	USD	1,280	AUD	1,409	06/16/10	17
Bank of America	USD	1,513	AUD	1,664	06/16/10	19
Bank of America	USD	1,550	AUD	1,686	06/16/10	2
Bank of America	USD	1,722	AUD	1,935	06/16/10	60
Bank of America	USD	2,319	AUD	2,521	06/16/10	2
Bank of America	USD	3,092	AUD	3,442	06/16/10	77
Bank of America	USD	1,336	EUR	1,000	06/16/10	(5)
Bank of America	USD	6,062	EUR	4,500	06/16/10	(70)
Bank of America	USD	5,092	GBP	3,400	06/16/10	110
Bank of America	USD	186	HKD	1,443	06/17/10	—
Bank of America	USD	258	HKD	2,000	06/17/10	—
Bank of America	USD	144	JPY	12,949	06/16/10	(6)
Bank of America	USD	1,061	JPY	100,000	06/16/10	4
Bank of America	USD	1,698	JPY	156,939	06/16/10	(27)
Bank of America	USD	2,395	JPY	216,409	06/16/10	(90)
Bank of America	USD	3,911	JPY	363,750	06/16/10	(37)
Bank of America	USD	5,398	JPY	500,000	06/16/10	(73)
Bank of America	USD	27	NZD	38	06/16/10	1
Bank of America	USD	266	NZD	381	06/16/10	11
Bank of America	USD	37	SGD	50	06/16/10	—
Bank of America	AUD	1,695	USD	1,548	06/16/10	(12)
Bank of America	AUD	3,098	USD	2,859	06/16/10	6
Bank of America	DKK	67	USD	12	06/16/10	—
Bank of America	HKD	3,000	USD	387	06/17/10	—
Bank of America	JPY	15,808	USD	168	06/16/10	—
Bank of America	JPY	116,143	USD	1,303	06/16/10	66
Bank of America	JPY	251,430	USD	2,788	06/16/10	110
Bank of America	JPY	595,337	USD	6,437	06/16/10	98
Bank of America	JPY	727,638	USD	7,715	06/16/10	(33)
Bank of America	NZD	140	USD	97	06/16/10	(4)
Barclays Bank PLC	USD	515	GBP	336	05/03/10	—
Barclays Bank PLC	USD	9,435	GBP	6,252	06/16/10	130
Barclays Bank PLC	USD	1,510	HKD	11,714	06/17/10	—
Barclays Bank PLC	USD	1,025	JPY	96,373	05/10/10	—
Barclays Bank PLC	USD	10,472	JPY	933,143	06/16/10	(534)
Barclays Bank PLC	EUR	314	USD	416	05/03/10	(2)
Barclays Bank PLC	EUR	846	USD	1,120	05/04/10	(6)
Brown Brother’s Harriman Co.	USD	2,354	AUD	2,543	05/03/10	(1)
Brown Brother’s Harriman Co.	USD	3,083	AUD	3,432	06/16/10	77
Brown Brother’s Harriman Co.	USD	758	CAD	765	05/03/10	(5)
Brown Brother’s Harriman Co.	USD	538	CHF	573	06/16/10	(5)
Brown Brother’s Harriman Co.	USD	675	CHF	724	06/16/10	(2)
Brown Brother’s Harriman Co.	USD	36	DKK	195	06/16/10	(1)
Brown Brother’s Harriman Co.	USD	406	EUR	308	05/03/10	4
Brown Brother’s Harriman Co.	USD	460	EUR	350	05/03/10	5
Brown Brother’s Harriman Co.	USD	704	EUR	535	05/03/10	8
Brown Brother’s Harriman Co.	USD	823	EUR	625	05/03/10	9
Brown Brother’s Harriman Co.	USD	2,798	EUR	2,126	05/03/10	32
Brown Brother’s Harriman Co.	USD	5,914	EUR	4,492	05/03/10	67

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brother’s Harriman Co.	USD	1,965	EUR	1,484	05/04/10	10
Brown Brother’s Harriman Co.	USD	4,108	EUR	3,000	06/16/10	(113)
Brown Brother’s Harriman Co.	USD	5,471	EUR	4,015	06/16/10	(124)
Brown Brother’s Harriman Co.	USD	368	GBP	242	05/04/10	3
Brown Brother’s Harriman Co.	USD	5,895	GBP	3,882	05/04/10	45
Brown Brother’s Harriman Co.	USD	1,994	GBP	1,302	05/05/10	(2)
Brown Brother’s Harriman Co.	USD	3,017	GBP	2,000	06/16/10	43
Brown Brother’s Harriman Co.	USD	6,740	GBP	4,424	06/16/10	27
Brown Brother’s Harriman Co.	USD	70	HKD	542	06/17/10	—
Brown Brother’s Harriman Co.	USD	258	HKD	2,000	06/17/10	—
Brown Brother’s Harriman Co.	USD	214	HUF	43,638	05/03/10	2
Brown Brother’s Harriman Co.	USD	4,990	JPY	469,407	05/10/10	7
Brown Brother’s Harriman Co.	USD	2,263	JPY	200,000	06/16/10	(133)
Brown Brother’s Harriman Co.	USD	187	MXN	2,302	05/03/10	—
Brown Brother’s Harriman Co.	USD	1,716	NOK	10,119	06/16/10	(4)
Brown Brother’s Harriman Co.	USD	5,027	NOK	29,574	06/16/10	(23)
Brown Brother’s Harriman Co.	USD	3,124	SEK	22,334	06/16/10	(40)
Brown Brother’s Harriman Co.	USD	4,205	SEK	30,336	06/16/10	(16)
Brown Brother’s Harriman Co.	USD	39	SGD	55	06/16/10	1
Brown Brother’s Harriman Co.	AUD	2,543	USD	2,343	06/16/10	1
Brown Brother’s Harriman Co.	CHF	10	USD	10	05/04/10	—
Brown Brother’s Harriman Co.	CHF	22	USD	21	05/04/10	—
Brown Brother’s Harriman Co.	CHF	43	USD	39	05/04/10	—
Brown Brother’s Harriman Co.	CHF	22	USD	21	05/05/10	—
Brown Brother’s Harriman Co.	CHF	31	USD	29	05/05/10	—
Brown Brother’s Harriman Co.	CHF	70	USD	64	05/05/10	—
Brown Brother’s Harriman Co.	CHF	269	USD	249	06/16/10	(1)
Brown Brother’s Harriman Co.	CHF	575	USD	544	06/16/10	10
Brown Brother’s Harriman Co.	EUR	76	USD	101	05/03/10	(1)
Brown Brother’s Harriman Co.	EUR	146	USD	193	05/03/10	(2)
Brown Brother’s Harriman Co.	EUR	158	USD	208	05/03/10	(2)
Brown Brother’s Harriman Co.	EUR	188	USD	248	05/03/10	(3)
Brown Brother’s Harriman Co.	EUR	607	USD	799	05/03/10	(9)
Brown Brother’s Harriman Co.	EUR	4,262	USD	5,617	05/03/10	(57)
Brown Brother’s Harriman Co.	EUR	4,462	USD	5,875	05/03/10	(67)
Brown Brother’s Harriman Co.	EUR	937	USD	1,241	05/04/10	(7)
Brown Brother’s Harriman Co.	EUR	1,419	USD	1,880	05/04/10	(10)
Brown Brother’s Harriman Co.	EUR	322	USD	427	05/05/10	(1)
Brown Brother’s Harriman Co.	EUR	522	USD	694	05/05/10	(2)
Brown Brother’s Harriman Co.	EUR	1,441	USD	1,914	05/05/10	(4)
Brown Brother’s Harriman Co.	EUR	541	USD	727	06/16/10	6
Brown Brother’s Harriman Co.	EUR	2,453	USD	3,318	06/16/10	52
Brown Brother’s Harriman Co.	EUR	2,657	USD	3,617	06/16/10	79
Brown Brother’s Harriman Co.	GBP	14	USD	22	05/04/10	—
Brown Brother’s Harriman Co.	GBP	71	USD	107	05/04/10	(1)
Brown Brother’s Harriman Co.	GBP	613	USD	938	05/05/10	1
Brown Brother’s Harriman Co.	GBP	461	USD	705	05/06/10	—
Brown Brother’s Harriman Co.	GBP	1,076	USD	1,613	06/16/10	(33)
Brown Brother’s Harriman Co.	GBP	1,500	USD	2,292	06/16/10	(3)
Brown Brother’s Harriman Co.	GBP	3,405	USD	5,069	06/16/10	(140)
Brown Brother’s Harriman Co.	GBP	3,846	USD	5,910	06/16/10	26
Brown Brother’s Harriman Co.	JPY	23,075	USD	245	05/07/10	(1)
Brown Brother’s Harriman Co.	JPY	424,941	USD	4,517	05/10/10	(6)

See accompanying notes which are an integral part of the financial statements.

58	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Brown Brother’s Harriman Co.	JPY	182,636	USD	1,936	06/16/10	(9)
Brown Brother’s Harriman Co.	JPY	300,000	USD	3,196	06/16/10	1
Brown Brother’s Harriman Co.	NOK	29,669	USD	4,970	06/16/10	(49)
Brown Brother’s Harriman Co.	NZD	387	USD	271	06/16/10	(9)
Brown Brother’s Harriman Co.	SEK	14,446	USD	2,008	06/16/10	14
Brown Brother’s Harriman Co.	SGD	82	USD	59	06/16/10	(1)
Credit Suisse First Boston	USD	7,066	AUD	7,980	06/16/10	282
Credit Suisse First Boston	USD	246	CHF	266	06/16/10	1
Credit Suisse First Boston	USD	887	EUR	674	05/03/10	10
Credit Suisse First Boston	USD	636	EUR	479	05/05/10	2
Credit Suisse First Boston	USD	272	HKD	2,113	06/17/10	—
Credit Suisse First Boston	USD	248	JPY	22,097	06/16/10	(13)
Credit Suisse First Boston	USD	2,676	NOK	16,007	06/16/10	32
Credit Suisse First Boston	USD	15	NZD	22	06/16/10	1
Credit Suisse First Boston	USD	5,144	SEK	37,115	06/16/10	(19)
Credit Suisse First Boston	USD	45	SGD	63	06/16/10	1
Credit Suisse First Boston	DKK	11,826	USD	2,104	05/05/10	(11)
Credit Suisse First Boston	DKK	1,528	USD	277	06/16/10	4
Credit Suisse First Boston	EUR	2,215	USD	2,934	05/03/10	(15)
Credit Suisse First Boston	EUR	211	USD	281	05/04/10	(1)
Credit Suisse First Boston	EUR	6,057	USD	8,187	06/16/10	122
Credit Suisse First Boston	GBP	659	USD	983	06/16/10	(26)
Deutsche Bank	USD	908	AUD	1,000	06/16/10	12
Deutsche Bank	USD	911	AUD	1,000	06/16/10	10
Deutsche Bank	USD	1,782	AUD	1,960	06/16/10	23
Deutsche Bank	USD	4,048	AUD	4,533	06/16/10	126
Deutsche Bank	USD	7,088	AUD	7,980	06/16/10	259
Deutsche Bank	USD	145	CAD	148	05/05/10	—
Deutsche Bank	USD	246	CHF	266	06/16/10	1
Deutsche Bank	USD	4,027	EUR	3,000	06/16/10	(32)
Deutsche Bank	USD	4,062	EUR	3,000	06/16/10	(68)
Deutsche Bank	USD	6,784	EUR	5,000	06/16/10	(126)
Deutsche Bank	USD	21,047	EUR	15,404	06/16/10	(534)
Deutsche Bank	USD	1,502	GBP	1,000	06/16/10	28
Deutsche Bank	USD	2,265	GBP	1,500	06/16/10	30
Deutsche Bank	USD	6,741	GBP	4,424	06/16/10	27
Deutsche Bank	USD	9,432	GBP	6,252	06/16/10	133
Deutsche Bank	USD	26	HKD	205	06/17/10	—
Deutsche Bank	USD	258	HKD	2,000	06/17/10	—
Deutsche Bank	USD	272	HKD	2,113	06/17/10	—
Deutsche Bank	USD	515	HKD	4,000	06/17/10	—
Deutsche Bank	USD	1,510	HKD	11,714	06/17/10	(1)
Deutsche Bank	USD	248	JPY	22,097	06/16/10	(13)
Deutsche Bank	USD	1,107	JPY	100,000	06/16/10	(42)
Deutsche Bank	USD	2,151	JPY	200,000	06/16/10	(22)
Deutsche Bank	USD	10,478	JPY	933,143	06/16/10	(540)
Deutsche Bank	USD	2,678	NOK	16,007	06/16/10	30
Deutsche Bank	USD	15	NZD	22	06/16/10	1
Deutsche Bank	USD	266	NZD	381	06/16/10	11
Deutsche Bank	USD	5,143	SEK	37,115	06/16/10	(18)
Deutsche Bank	USD	45	SGD	63	06/16/10	1
Deutsche Bank	AUD	848	USD	774	06/16/10	(6)
Deutsche Bank	AUD	1,500	USD	1,371	06/16/10	(10)

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank	AUD	4,647	USD	4,289	06/16/10	10
Deutsche Bank	DKK	34	USD	6	06/16/10	—
Deutsche Bank	DKK	1,528	USD	277	06/16/10	4
Deutsche Bank	EUR	1,000	USD	1,362	06/16/10	31
Deutsche Bank	EUR	3,000	USD	4,078	06/16/10	83
Deutsche Bank	EUR	4,000	USD	5,387	06/16/10	61
Deutsche Bank	EUR	6,057	USD	8,190	06/16/10	125
Deutsche Bank	GBP	659	USD	984	06/16/10	(25)
Deutsche Bank	GBP	1,000	USD	1,530	06/16/10	—
Deutsche Bank	HKD	3,000	USD	387	06/17/10	—
Deutsche Bank	JPY	100,000	USD	1,107	06/16/10	42
Deutsche Bank	JPY	122,841	USD	1,347	06/16/10	39
Deutsche Bank	JPY	182,636	USD	1,936	06/16/10	(9)
Deutsche Bank	JPY	300,000	USD	3,254	06/16/10	60
Deutsche Bank	NZD	397	USD	279	06/16/10	(10)
Deutsche Bank	SGD	105	USD	75	06/16/10	(2)
HSBC	USD	641	AUD	705	06/16/10	8
HSBC	USD	4,044	AUD	4,533	06/16/10	129
HSBC	USD	7,076	AUD	7,980	06/16/10	271
HSBC	USD	246	CHF	266	06/16/10	1
HSBC	USD	21,044	EUR	15,404	06/16/10	(531)
HSBC	USD	9,427	GBP	6,252	06/16/10	138
HSBC	USD	163	HKD	1,266	06/17/10	—
HSBC	USD	272	HKD	2,113	06/17/10	—
HSBC	USD	1,510	HKD	11,714	06/17/10	(1)
HSBC	USD	248	JPY	22,097	06/16/10	(13)
HSBC	USD	10,466	JPY	933,143	06/16/10	(528)
HSBC	USD	2,676	NOK	16,007	06/16/10	32
HSBC	USD	15	NZD	22	06/16/10	1
HSBC	USD	5,144	SEK	37,115	06/16/10	(18)
HSBC	USD	45	SGD	63	06/16/10	1
HSBC	USD	143	SGD	199	06/16/10	2
HSBC	DKK	135	USD	25	06/16/10	1
HSBC	DKK	245	USD	45	06/16/10	1
HSBC	DKK	1,528	USD	277	06/16/10	4
HSBC	EUR	6,057	USD	8,189	06/16/10	124
HSBC	GBP	659	USD	983	06/16/10	(25)
HSBC	GBP	2,000	USD	2,996	06/16/10	(63)
HSBC	HKD	419	USD	54	06/17/10	—
HSBC	JPY	182,636	USD	1,936	06/16/10	(9)
JP Morgan	USD	860	EUR	649	05/03/10	4
JP Morgan	USD	961	EUR	732	05/03/10	14
JP Morgan	USD	21,055	EUR	15,404	06/16/10	(542)
JP Morgan	USD	184	GBP	121	05/04/10	1
JP Morgan	USD	466	GBP	307	05/04/10	4
JP Morgan	USD	9,444	GBP	6,252	06/16/10	120
JP Morgan	USD	1,510	HKD	11,714	06/17/10	—
JP Morgan	USD	98	JPY	9,129	05/06/10	(1)
JP Morgan	USD	3,590	JPY	337,300	05/06/10	1
JP Morgan	USD	10,474	JPY	933,143	06/16/10	(537)
JP Morgan	EUR	4,470	USD	5,925	05/04/10	(27)
JP Morgan	JPY	200,000	USD	2,211	06/16/10	81
Mellon Bank	USD	4,046	AUD	4,533	06/16/10	128

See accompanying notes which are an integral part of the financial statements.

60	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Mellon Bank	USD	21,062	EUR	15,404	06/16/10	(549)
Mellon Bank	USD	50	HKD	390	06/17/10	—
Mellon Bank	USD	1,510	HKD	11,714	06/17/10	—
Mellon Bank	USD	40	SGD	56	06/16/10	1
Mellon Bank	AUD	2,481	USD	2,277	06/16/10	(7)
Mellon Bank	DKK	360	USD	65	06/16/10	1
Morgan Stanley	JPY	54,180	USD	583	05/03/10	6
National Australia Bank LTD.	USD	10	DKK	57	06/16/10	—
National Australia Bank LTD.	HKD	286	USD	37	06/17/10	—
National Australia Bank LTD.	SGD	119	USD	85	06/16/10	(2)
Royal Bank of Canada	USD	4,046	AUD	4,533	06/16/10	128
Royal Bank of Canada	USD	21,055	EUR	15,404	06/16/10	(542)
Royal Bank of Canada	USD	6,742	GBP	4,424	06/16/10	26
Royal Bank of Canada	AUD	1,000	USD	907	06/16/10	(14)
Royal Bank of Canada	EUR	3,000	USD	4,128	06/16/10	133
Royal Bank of Canada	HKD	2,000	USD	258	06/17/10	—
Royal Bank of Scotland	USD	1,699	AUD	1,919	06/16/10	68
Royal Bank of Scotland	USD	264	CAD	266	05/04/10	(3)
Royal Bank of Scotland	USD	53	CHF	57	05/04/10	—
Royal Bank of Scotland	USD	205	CHF	221	05/05/10	—
Royal Bank of Scotland	USD	1,610	CHF	1,726	06/16/10	(5)
Royal Bank of Scotland	USD	190	DKK	1,038	06/16/10	(4)
Royal Bank of Scotland	USD	411	EUR	309	05/04/10	—
Royal Bank of Scotland	USD	239	EUR	180	05/05/10	—
Royal Bank of Scotland	USD	633	EUR	475	05/05/10	—
Royal Bank of Scotland	USD	1,211	EUR	910	05/05/10	1
Royal Bank of Scotland	USD	1,464	EUR	1,100	05/05/10	1
Royal Bank of Scotland	USD	1,575	EUR	1,183	05/05/10	1
Royal Bank of Scotland	USD	2,479	EUR	1,863	05/05/10	1
Royal Bank of Scotland	USD	4,086	EUR	3,000	06/16/10	(91)
Royal Bank of Scotland	USD	6,294	EUR	4,613	06/16/10	(151)
Royal Bank of Scotland	USD	4,266	GBP	2,804	06/16/10	24
Royal Bank of Scotland	USD	483	HKD	3,746	06/17/10	—
Royal Bank of Scotland	USD	1,961	JPY	182,266	06/16/10	(20)
Royal Bank of Scotland	USD	2,218	JPY	200,000	06/16/10	(88)
Royal Bank of Scotland	USD	4,520	JPY	401,455	06/16/10	(245)
Royal Bank of Scotland	USD	141	MXN	1,722	05/04/10	(1)
Royal Bank of Scotland	USD	148	NOK	877	06/16/10	1
Royal Bank of Scotland	USD	5,026	NOK	29,574	06/16/10	(23)
Royal Bank of Scotland	USD	21	NZD	31	06/16/10	1
Royal Bank of Scotland	USD	47	SEK	343	05/05/10	—
Royal Bank of Scotland	USD	541	SEK	3,846	06/16/10	(10)
Royal Bank of Scotland	USD	1,462	SEK	10,577	06/16/10	(2)
Royal Bank of Scotland	USD	204	SGD	286	06/16/10	4
Royal Bank of Scotland	USD	300	SGD	422	06/16/10	8
Royal Bank of Scotland	AUD	645	USD	574	06/16/10	(20)
Royal Bank of Scotland	CHF	76	USD	70	05/04/10	—
Royal Bank of Scotland	CHF	527	USD	487	05/04/10	(3)
Royal Bank of Scotland	CHF	36	USD	34	06/16/10	—
Royal Bank of Scotland	DKK	298	USD	54	06/16/10	1
Royal Bank of Scotland	DKK	950	USD	173	06/16/10	3
Royal Bank of Scotland	DKK	4,617	USD	827	06/16/10	2
Royal Bank of Scotland	EUR	47	USD	63	05/05/10	—

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	61

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	EUR	47	USD	63	05/05/10	—
Royal Bank of Scotland	EUR	84	USD	111	05/05/10	—
Royal Bank of Scotland	EUR	152	USD	202	05/05/10	—
Royal Bank of Scotland	EUR	213	USD	283	05/05/10	—
Royal Bank of Scotland	EUR	449	USD	598	05/05/10	—
Royal Bank of Scotland	EUR	8,778	USD	11,715	06/16/10	26
Royal Bank of Scotland	GBP	247	USD	378	05/06/10	—
Royal Bank of Scotland	HKD	864	USD	111	06/17/10	—
Royal Bank of Scotland	JPY	15,808	USD	168	06/16/10	—
Royal Bank of Scotland	JPY	17,962	USD	197	06/16/10	6
Royal Bank of Scotland	JPY	182,636	USD	1,937	06/16/10	(8)
Royal Bank of Scotland	JPY	461,256	USD	4,970	06/16/10	59
Royal Bank of Scotland	SEK	533	USD	74	05/05/10	—
Royal Bank of Scotland	SGD	238	USD	169	06/16/10	(4)
Societe Generale	USD	4,042	AUD	4,533	06/16/10	132
Societe Generale	USD	21,047	EUR	15,404	06/16/10	(534)
Societe Generale	USD	9,428	GBP	6,252	06/16/10	136
Societe Generale	USD	1,510	HKD	11,714	06/17/10	(1)
Societe Generale	USD	10,472	JPY	933,143	06/16/10	(535)
State Street Bank and Trust Company	USD	114	AUD	124	05/03/10	—
State Street Bank and Trust Company	USD	928	AUD	1,000	06/16/10	(7)
State Street Bank and Trust Company	USD	4,046	AUD	4,533	06/16/10	128
State Street Bank and Trust Company	USD	3	BRL	4	05/03/10	—
State Street Bank and Trust Company	USD	127	BRL	219	05/03/10	(1)
State Street Bank and Trust Company	USD	68	CHF	72	06/16/10	(1)
State Street Bank and Trust Company	USD	160	CHF	169	06/16/10	(2)
State Street Bank and Trust Company	USD	164	CHF	176	06/16/10	(1)
State Street Bank and Trust Company	USD	570	CHF	612	06/16/10	(1)
State Street Bank and Trust Company	USD	110	DKK	616	05/05/10	—
State Street Bank and Trust Company	USD	531	EUR	401	05/03/10	2
State Street Bank and Trust Company	USD	71	EUR	54	05/04/10	—
State Street Bank and Trust Company	USD	88	EUR	67	05/04/10	—
State Street Bank and Trust Company	USD	192	EUR	145	05/04/10	1
State Street Bank and Trust Company	USD	456	EUR	344	05/04/10	2
State Street Bank and Trust Company	USD	475	EUR	358	05/04/10	2
State Street Bank and Trust Company	USD	558	EUR	421	05/04/10	2
State Street Bank and Trust Company	USD	829	EUR	625	05/04/10	3
State Street Bank and Trust Company	USD	1,967	EUR	1,454	06/16/10	(30)
State Street Bank and Trust Company	USD	2,614	EUR	1,941	06/16/10	(29)
State Street Bank and Trust Company	USD	126	GBP	83	05/04/10	—
State Street Bank and Trust Company	USD	501	GBP	327	05/05/10	(1)
State Street Bank and Trust Company	USD	152	GBP	99	06/16/10	—
State Street Bank and Trust Company	USD	850	GBP	565	06/16/10	14
State Street Bank and Trust Company	USD	3,037	GBP	2,000	06/16/10	22
State Street Bank and Trust Company	USD	3,773	GBP	2,448	06/16/10	(28)
State Street Bank and Trust Company	USD	6,724	GBP	4,413	06/16/10	26
State Street Bank and Trust Company	USD	9,431	GBP	6,252	06/16/10	133
State Street Bank and Trust Company	USD	126	HKD	982	05/03/10	—
State Street Bank and Trust Company	USD	232	HKD	1,799	05/03/10	—
State Street Bank and Trust Company	USD	380	HKD	2,948	05/04/10	—
State Street Bank and Trust Company	USD	651	HKD	5,051	05/04/10	—
State Street Bank and Trust Company	USD	239	HKD	1,851	06/17/10	—
State Street Bank and Trust Company	USD	125	HUF	25,076	05/04/10	(1)

See accompanying notes which are an integral part of the financial statements.

62	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	211	IDR	1,899,236	05/04/10	—
State Street Bank and Trust Company	USD	797	JPY	74,518	05/06/10	(4)
State Street Bank and Trust Company	USD	1,431	JPY	133,705	05/06/10	(7)
State Street Bank and Trust Company	USD	1,926	JPY	179,978	05/06/10	(10)
State Street Bank and Trust Company	USD	237	JPY	22,233	05/07/10	—
State Street Bank and Trust Company	USD	1,000	JPY	94,357	05/10/10	4
State Street Bank and Trust Company	USD	700	JPY	65,000	06/16/10	(7)
State Street Bank and Trust Company	USD	3,229	JPY	300,000	06/16/10	(34)
State Street Bank and Trust Company	USD	10,472	JPY	933,143	06/16/10	(534)
State Street Bank and Trust Company	USD	3,305	KRW	3,658,268	05/03/10	(4)
State Street Bank and Trust Company	USD	2,294	NOK	13,517	05/05/10	(3)
State Street Bank and Trust Company	USD	5,030	NOK	29,568	06/16/10	(28)
State Street Bank and Trust Company	USD	254	SEK	1,836	05/04/10	—
State Street Bank and Trust Company	USD	3,125	SEK	22,334	06/16/10	(41)
State Street Bank and Trust Company	USD	4,208	SEK	30,335	06/16/10	(19)
State Street Bank and Trust Company	USD	21	SGD	29	05/05/10	—
State Street Bank and Trust Company	AUD	4,647	USD	4,288	06/16/10	9
State Street Bank and Trust Company	CHF	1,655	USD	1,537	05/04/10	(1)
State Street Bank and Trust Company	CHF	47	USD	44	06/16/10	—
State Street Bank and Trust Company	CHF	123	USD	116	06/16/10	2
State Street Bank and Trust Company	EUR	64	USD	84	05/03/10	(1)
State Street Bank and Trust Company	EUR	196	USD	258	05/03/10	(3)
State Street Bank and Trust Company	EUR	323	USD	425	05/03/10	(5)
State Street Bank and Trust Company	EUR	16	USD	21	05/04/10	—
State Street Bank and Trust Company	EUR	37	USD	49	05/04/10	—
State Street Bank and Trust Company	EUR	327	USD	433	05/04/10	(2)
State Street Bank and Trust Company	EUR	362	USD	480	05/04/10	(2)
State Street Bank and Trust Company	EUR	400	USD	530	05/04/10	(3)
State Street Bank and Trust Company	EUR	678	USD	927	06/16/10	24
State Street Bank and Trust Company	EUR	843	USD	1,152	06/16/10	29
State Street Bank and Trust Company	EUR	2,092	USD	2,826	06/16/10	40
State Street Bank and Trust Company	EUR	2,333	USD	3,119	06/16/10	12
State Street Bank and Trust Company	EUR	2,594	USD	3,489	07/15/10	34
State Street Bank and Trust Company	GBP	69	USD	105	05/05/10	—
State Street Bank and Trust Company	GBP	135	USD	206	05/05/10	—
State Street Bank and Trust Company	GBP	178	USD	273	05/05/10	1
State Street Bank and Trust Company	GBP	212	USD	324	05/05/10	1
State Street Bank and Trust Company	GBP	297	USD	456	05/05/10	1
State Street Bank and Trust Company	GBP	358	USD	547	05/05/10	(1)
State Street Bank and Trust Company	GBP	701	USD	1,076	05/05/10	2
State Street Bank and Trust Company	GBP	1,119	USD	1,716	05/05/10	4
State Street Bank and Trust Company	GBP	666	USD	998	06/16/10	(20)
State Street Bank and Trust Company	HKD	2,107	USD	271	05/03/10	—
State Street Bank and Trust Company	HKD	1,826	USD	235	05/04/10	—
State Street Bank and Trust Company	HKD	5,341	USD	688	05/04/10	—
State Street Bank and Trust Company	HKD	5,051	USD	651	06/17/10	—
State Street Bank and Trust Company	JPY	86,844	USD	924	05/07/10	(1)
State Street Bank and Trust Company	JPY	102,812	USD	1,094	05/07/10	(1)
State Street Bank and Trust Company	JPY	5,521	USD	59	05/10/10	—
State Street Bank and Trust Company	JPY	5,984	USD	63	05/10/10	—
State Street Bank and Trust Company	NOK	8,777	USD	1,468	06/16/10	(17)
State Street Bank and Trust Company	NOK	29,669	USD	4,971	06/16/10	(48)
State Street Bank and Trust Company	SEK	717	USD	99	05/04/10	—
State Street Bank and Trust Company	SGD	172	USD	125	05/03/10	—
State Street Bank and Trust Company	SGD	229	USD	167	05/03/10	—

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	63

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	SGD	298	USD	218	05/04/10	—
State Street Bank and Trust Company	SGD	320	USD	234	05/04/10	—
State Street Bank and Trust Company	SGD	323	USD	236	05/05/10	—
State Street Bank and Trust Company	SGD	415	USD	303	05/05/10	—
State Street Bank and Trust Company	SGD	29	USD	21	06/16/10	—
UBS	USD	7,086	AUD	7,980	06/16/10	261
UBS	USD	222	CHF	241	05/03/10	3
UBS	USD	246	CHF	266	06/16/10	1
UBS	USD	98	DKK	540	06/16/10	(1)
UBS	USD	305	EUR	232	05/03/10	4
UBS	USD	272	HKD	2,113	06/17/10	—
UBS	USD	248	JPY	22,097	06/16/10	(13)
UBS	USD	5,094	JPY	470,817	06/16/10	(80)
UBS	USD	2,677	NOK	16,007	06/16/10	31
UBS	USD	15	NZD	22	06/16/10	1
UBS	USD	5,144	SEK	37,115	06/16/10	(19)
UBS	USD	45	SGD	63	06/16/10	1
UBS	AUD	848	USD	774	06/16/10	(6)
UBS	DKK	1,528	USD	277	06/16/10	4
UBS	EUR	1,234	USD	1,634	05/04/10	(9)
UBS	EUR	6,057	USD	8,193	06/16/10	127
UBS	GBP	659	USD	984	06/16/10	(25)
UBS	GBP	3,961	USD	6,016	06/16/10	(44)
UBS	HKD	1,812	USD	234	06/17/10	—
UBS	JPY	122,841	USD	1,346	06/16/10	38
UBS	NZD	397	USD	279	06/16/10	(9)
UBS	SGD	105	USD	76	06/16/10	—
Westpac Banking Corporation	USD	582	AUD	654	06/16/10	20
Westpac Banking Corporation	USD	640	AUD	705	06/16/10	9
Westpac Banking Corporation	USD	1,161	AUD	1,261	06/16/10	—
Westpac Banking Corporation	USD	4,044	AUD	4,533	06/16/10	129
Westpac Banking Corporation	USD	7,068	AUD	7,980	06/16/10	279
Westpac Banking Corporation	USD	246	CHF	266	06/16/10	2
Westpac Banking Corporation	USD	21,050	EUR	15,404	06/16/10	(537)
Westpac Banking Corporation	USD	9,435	GBP	6,252	06/16/10	129
Westpac Banking Corporation	USD	272	HKD	2,113	06/17/10	—
Westpac Banking Corporation	USD	1,510	HKD	11,714	06/17/10	(1)
Westpac Banking Corporation	USD	248	JPY	22,097	06/16/10	(13)
Westpac Banking Corporation	USD	787	JPY	71,170	06/16/10	(30)
Westpac Banking Corporation	USD	10,472	JPY	933,143	06/16/10	(535)
Westpac Banking Corporation	USD	2,674	NOK	16,007	06/16/10	34
Westpac Banking Corporation	USD	15	NZD	22	06/16/10	1
Westpac Banking Corporation	USD	266	NZD	381	06/16/10	11
Westpac Banking Corporation	USD	5,139	SEK	37,115	06/16/10	(14)
Westpac Banking Corporation	USD	45	SGD	63	06/16/10	1
Westpac Banking Corporation	AUD	3,098	USD	2,860	06/16/10	7
Westpac Banking Corporation	DKK	1,528	USD	277	06/16/10	4
Westpac Banking Corporation	EUR	3,000	USD	4,059	06/16/10	64
Westpac Banking Corporation	EUR	6,057	USD	8,185	06/16/10	119
Westpac Banking Corporation	GBP	659	USD	984	06/16/10	(25)
Westpac Banking Corporation	JPY	122,297	USD	1,341	06/16/10	39
Westpac Banking Corporation	JPY	237,699	USD	2,665	06/16/10	134
Westpac Banking Corporation	JPY	365,273	USD	3,872	06/16/10	(18)

Total Unrealizd Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,062)

See accompanying notes which are an integral part of the financial statements.

64	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$3,875	$169,947	$—	$173,822	3.8
Austria	—	6,833	—	6,833	0.1
Belgium	—	30,917	—	30,917	0.7
Bermuda	7,956	59,873	—	67,829	1.5
Brazil	71,850	—	—	71,850	1.6
Canada	129,113	—	—	129,113	2.8
Cayman Islands	14,621	14,139	—	28,760	0.6
China	—	24,148	—	24,148	0.5
Czech Republic	—	4,164	—	4,164	0.1
Denmark	—	55,962	—	55,962	1.2
Finland	—	41,613	—	41,613	0.9
France	—	441,508	—	441,508	9.5
Germany	—	297,184	—	297,184	6.4
Guernsey	6,433	—	—	6,433	0.1
Hong Kong	—	44,174	—	44,174	1.0
Hungary	—	6,705		6,705	0.1
India	29,496	19,639	—	49,135	1.1
Indonesia	—	11,140	—	11,140	0.2
Ireland	31,263	—	—	31,263	0.7
Israel	30,513	1,971	—	32,484	0.7
Italy	—	73,814	—	73,814	1.6
Japan	14,239	760,388	—	774,627	16.7
Kazakhstan	2,045	—	—	2,045	—	*
Luxembourg	772	6,196	—	6,968	0.2
Malaysia	—	3,652	—	3,652	0.1
Mauritius	—	1,829	—	1,829	—	*
Mexico	8,249	—	—	8,249	0.2
Netherlands	25,949	160,851	—	186,800	4.0
Netherlands Antilles	—	341	—	341	—	*
New Zealand	—	5,247	—	5,247	0.1
Norway	2,291	11,654	—	13,945	0.3
Russia	4,069	16,471	—	20,540	0.4
Singapore	19,885	38,896	—	58,781	1.3
South Africa	—	9,846	—	9,846	0.2
South Korea	750	59,615	—	60,365	1.3
Spain	—	136,557	—	136,557	2.9
Sweden	—	35,604	—	35,604	0.8
Switzerland	23,067	341,943	—	365,010	7.9
Taiwan	6,285	23,896	—	30,181	0.7
Turkey	—	8,343	—	8,343	0.2
United Kingdom	52,862	755,257	257	808,376	17.4
United States	17,815	10,620	—	28,435	0.6
Preferred Stocks	7,741	7,952	—	15,693	0.4
Warrants & Rights	5,592	—	2,350	7,942	0.2
Short-Term Investments	—	362,931	—	362,931	7.8
Other Securities	—	261,418	—	261,418	5.6

Total Investments	516,731	4,323,238	2,607	4,842,576	104.5

Other Assets and Liabilities, Net					(4.5)

					100.0

See accompanying notes which are an integral part of the financial statements.

Russell International Developed Markets Fund	65

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings, continued — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts	(6,368)	—	—	(6,368)	(0.1)
Foreign Currency Exchange Contracts	(18)	(4,044)	—	(4,062)	(0.1)

Total Other Financial Instruments**	(6,386)	(4,044)	—	(10,430)

*	Less than .05% of net assets.
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2010 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$6,701
Daily variation margin on futures contracts*	6,417	—

Total	$6,417	$6,701

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$10,763
Daily variation margin on futures contracts*	12,785	—

Total	$12,785	$10,763

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$18,508	$—
Foreign currency-related transactions	—	8,410

Total	$18,508	$8,410

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$4,052	$—
Foreign currency-related transactions	—	(16,948)

Total	$4,052	$(16,948)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

66	Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,119.50	$1,017.41
Expenses Paid During Period*	$7.83	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,116.10	$1,013.69
Expenses Paid During Period*	$11.75	$11.18

*	Expenses are equal to the Fund’s annualized expense ratio of 2.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,118.80	$1,017.41
Expenses Paid During Period*	$7.83	$7.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,120.80	$1,018.65
Expenses Paid During Period*	$6.52	$6.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.24% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Global Equity Fund	67

Russell Investment Company

Russell Global Equity Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,120.80	$1,019.54
Expenses Paid During Period*	$5.57	$5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

68	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.5%
Australia - 0.2%
Minara Resources, Ltd. (Æ)(Ñ)	1,473,611	1,192
Mineral Deposits, Ltd. (Æ)(Ñ)	654,200	578
Newcrest Mining, Ltd.	91,421	2,748

		4,518

Brazil - 1.9%
BM&F Bovespa SA	563,766	3,730
Centrais Eletricas Brasileiras SA - ADR	302,997	5,330
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	60,000	2,361
Itau Unibanco Holding SA - ADR	242,600	5,259
Petroleo Brasileiro SA - ADR	273,800	10,388
Tam SA - ADR (Æ)(Ñ)	194,100	3,430
Vale SA Class B	194,200	5,226

		35,724

Canada - 3.0%
Barrick Gold Corp.	287,200	12,508
Cameco Corp.	324,100	7,976
Canadian National Railway Co.	270,070	16,147
Cenovus Energy, Inc.	70,500	2,066
Eastern Platinum, Ltd. (Æ)	1,238,975	1,735
Gabriel Resources, Ltd. (Æ)	1,205,700	4,973
Suncor Energy, Inc.	87,600	2,993
Teck Resources, Ltd. Class B	127,900	5,016
Uranium Participation Corp. (Æ)	249,400	1,468
Westjet Airlines, Ltd. (Æ)(Þ)	31,200	415

		55,297

Cayman Islands - 1.0%
Baidu, Inc. - ADR (Æ)	9,700	6,686
Hengan International Group Co., Ltd.	420,500	3,222
Hutchison Telecommunications International, Ltd.	6,192,100	1,283
NagaCorp, Ltd.	10,056,000	1,306
Tencent Holdings, Ltd.	257,100	5,285

		17,782

China - 0.2%
PetroChina Co., Ltd. - ADR	18,300	2,107
Sinopharm Group Co.	490,400	2,206

		4,313

Finland - 0.2%
UPM-Kymmene OYJ	207,050	2,989

France - 4.5%
Areva SA	4,250	2,099
Danone (Ñ)	226,480	13,368
Electric De France SA	41,000	2,206
Legrand SA (Ñ)	471,829	15,306
LVMH Moet Hennessy Louis Vuitton SA (Ñ)	130,731	14,945
Pernod-Ricard SA (Ñ)	153,616	13,069

	Principal Amount ($) or Shares	Market Value $
Publicis Groupe SA (Ñ)	181,300	8,021
Renault SA (Æ)	121,725	5,723
Thales SA	212,000	7,890

		82,627

Germany - 4.5%
Allianz SE	98,200	11,273
Bayer AG (Ñ)	65,963	4,220
Daimler AG (Æ)(Ñ)	298,300	15,393
Deutsche Boerse AG	68,907	5,368
Deutsche Telekom AG - ADR	205,500	2,464
Linde AG (Ñ)	162,189	19,394
Merck KGaA (Ñ)	106,794	8,775
SAP AG	236,300	11,384
Siemens AG	58,000	5,734

		84,005

Hong Kong - 0.4%
China Overseas Land & Investment, Ltd. (Ñ)	2,712,000	5,255
China Unicom Hong Kong, Ltd. - ADR	237,200	2,949

		8,204

India - 1.2%
Container Corp. of India	98,879	2,876
GMR Infrastructure, Ltd. (Æ)	3,820,000	5,641
Kotak Mahindra Bank, Ltd.	176,732	2,890
Reliance Industries, Ltd.	268,535	6,210
Tata Motors, Ltd. - ADR	104,177	1,398
United Spirits, Ltd.	102,929	2,902

		21,917

Indonesia - 0.2%
Telekomunikasi Indonesia Tbk PT - ADR	79,420	2,757

Ireland - 2.3%
Accenture PLC Class A	872,110	38,059
Elan Corp. PLC - ADR (Æ)(Ñ)	352,700	2,370
Governor & Co. of the Bank of Ireland (The) (Æ)	416,300	905
Governor & Co. of the Bank of Ireland (The) (Æ)(Ñ)	474,800	1,050

		42,384

Italy - 1.1%
ERG SpA	405,400	5,595
Intesa Sanpaolo SpA	3,457,460	11,379
Telecom Italia SpA	2,453,000	2,771

		19,745

Japan - 7.4%
77 Bank, Ltd. (The)	257,000	1,463
Aeon Mall Co., Ltd.	268,400	5,682
Canon, Inc.	89,000	4,063
Daiwa Securities Group, Inc.	3,072,200	15,910
Fields Corp. (Ñ)	580	687

Russell Global Equity Fund	69

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Futaba Corp.	63,800	1,297
Hakuhodo DY Holdings, Inc. (Ñ)	11,470	651
JX Holdings, Inc. (Æ)	428,000	2,388
Kao Corp.	222,700	5,391
Kirin Holdings Co., Ltd.	141,000	2,025
Mitsubishi Corp.	256,700	6,091
Mitsui & Co., Ltd.	107,700	1,625
MS&AD Insurance Group Holdings	103,400	2,970
Nippon Telegraph & Telephone Corp.	293,200	11,901
Nissin Foods Holdings Co., Ltd. (Ñ)	40,300	1,352
Nomura Holdings, Inc.	482,500	3,328
Obayashi Corp. (Ñ)	289,000	1,290
Panasonic Corp.	463,700	6,779
Rohm Co., Ltd.	146,000	10,858
Sankyo Co., Ltd. (Ñ)	40,600	1,866
Sanshin Electronics Co., Ltd.	31,700	297
Sekisui House, Ltd.	530,000	5,058
Seven & I Holdings Co., Ltd. (Ñ)	119,600	3,054
Sony Corp.	88,600	3,029
Sumitomo Osaka Cement Co., Ltd. (Ñ)	1,627,000	3,126
Sumitomo Trust & Banking Co., Ltd. (The)	694,000	4,210
Takeda Pharmaceutical Co., Ltd. (Ñ)	58,500	2,518
Toppan Printing Co., Ltd. (Ñ)	308,000	2,813
Toshiba Corp.	981,000	5,625
Toyota Motor Corp.	499,600	19,295
TV Asahi Corp.	725	1,184

		137,826

Luxembourg - 0.2%
Stolt-Nielsen SA	237,300	3,727

Mexico - 1.5%
America Movil SAB de CV Series L	251,900	12,968
Fomento Economico Mexicano SAB de CV - ADR	153,600	7,270
Grupo Financiero Banorte SAB de CV	647,000	2,686
Grupo Televisa SA - ADR	266,000	5,528

		28,452

Netherlands - 2.4%
Akzo Nobel NV (Ñ)	118,800	6,983
ASML Holding NV	133,665	4,357
Heineken NV (Ñ)	411,445	19,099
TNT NV	476,402	14,624

		45,063

Netherlands Antilles - 0.3%
Schlumberger, Ltd. (Ñ)	73,200	5,228

Norway - 0.3%
Marine Harvest ASA (Æ)	3,260,730	3,017
Statoil ASA - ADR (Ñ)	115,850	2,800

		5,817

Panama - 0.8%
Carnival Corp.	343,500	14,324

	Principal Amount ($) or Shares	Market Value $
Papua New Guinea - 0.2%
Lihir Gold, Ltd.	1,154,207	4,089

Russia - 0.4%
Gazprom OAO - ADR	342,495	7,950

South Africa - 0.6%
AngloGold Ashanti, Ltd. - ADR	73,784	3,089
Gold Fields, Ltd.	455,000	6,093
Simmer & Jack Mines, Ltd. (Æ)	8,949,100	1,614

		10,796

South Korea - 1.0%
Korea Electric Power Corp. - ADR	247,300	3,720
KT Corp. - ADR	57,350	1,269
Samsung Electronics Co., Ltd.	16,382	12,390
SK Telecom Co., Ltd. - ADR	81,150	1,502

		18,881

Spain - 0.7%
Iberdrola Renovables SA	1,326,348	5,146
Telefonica SA	378,993	8,511

		13,657

Switzerland - 7.4%
Adecco SA	173,100	10,202
Compagnie Financiere Richemont SA	697,394	25,781
Credit Suisse Group AG	300,119	13,730
Givaudan SA	5,375	4,679
Julius Baer Group, Ltd.	341,800	11,805
Nestle SA	488,807	23,856
Novartis AG	130,500	6,658
Roche Holding AG	138,244	21,833
Transocean, Ltd. (Æ)	96,900	7,020
UBS AG (Æ)	748,889	11,563

		137,127

Taiwan - 0.1%
HON HAI Precision Industry Co., Ltd. (Å)	491,000	2,293

Thailand - 0.1%
Bangkok Bank PCL	316,500	1,169
Krung Thai Bank PCL	3,655,200	1,390

		2,559

Turkey - 0.1%
Turkcell Iletisim Hizmet AS - ADR	132,000	2,134

United Kingdom - 8.0%
Anglo American PLC (Æ)	184,280	7,893
AstraZeneca PLC - ADR (Ñ)	61,000	2,698
BP PLC	14,149	123
BP PLC - ADR	46,200	2,409
British Sky Broadcasting Group PLC	716,500	6,720
BT Group PLC	1,822,000	3,529
Centrica PLC	1,497,502	6,711

70	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Diageo PLC	1,104,038	18,828
Experian PLC	406,500	3,761
GlaxoSmithKline PLC	320,000	5,926
Reckitt Benckiser Group PLC	293,057	15,210
Reed Elsevier PLC	1,080,000	8,506
Rio Tinto PLC	106,699	5,382
Rolls-Royce Group PLC (Æ)	2,000,516	17,667
Rolls-Royce Group PLC Class C	173,341,440	265
Royal Dutch Shell PLC - ADR	51,300	3,113
Royal Dutch Shell PLC Class B	354,680	10,703
Standard Chartered PLC	284,145	7,574
Unilever PLC	307,956	9,225
Vodafone Group PLC	2,264,722	5,035
WPP PLC	647,443	6,884

		148,162

United States - 40.3%
3M Co.	182,510	16,183
Aetna, Inc.	144,500	4,270
AGCO Corp. (Æ)(Ñ)	122,000	4,272
Alcoa, Inc.	200,000	2,688
Amazon.com, Inc. (Æ)	62,500	8,566
Ameren Corp. (Ñ)	104,900	2,723
American Express Co.	163,600	7,545
Apple, Inc. (Æ)	78,370	20,464
Applied Materials, Inc.	860,500	11,858
Arch Coal, Inc. (Ñ)	125,100	3,378
Autodesk, Inc. (Æ)	113,200	3,850
AutoZone, Inc. (Æ)	36,900	6,827
Bank of America Corp.	709,900	12,657
Bank of New York Mellon Corp. (The)	1,052,050	32,750
Bed Bath & Beyond, Inc. (Æ)	113,100	5,198
Best Buy Co., Inc.	158,000	7,205
Boeing Co. (The)	125,200	9,068
Cameron International Corp. (Æ)	132,700	5,236
Caterpillar, Inc.	157,500	10,724
CBS Corp. Class B	358,700	5,815
Cisco Systems, Inc. (Æ)	637,020	17,149
ConocoPhillips	75,400	4,463
Dentsply International, Inc. (Ñ)	306,550	11,232
Discover Financial Services	343,400	5,309
eBay, Inc. (Æ)	181,200	4,314
Edwards Lifesciences Corp. (Æ)(Ñ)	51,800	5,340
EOG Resources, Inc.	48,300	5,415
Fifth Third Bancorp	694,800	10,359
Forest Laboratories, Inc. (Æ)	53,000	1,445
Franklin Resources, Inc.	108,800	12,582
Freeport-McMoRan Copper & Gold, Inc. Class B (Ñ)	74,500	5,627
General Dynamics Corp.	73,000	5,574
Gilead Sciences, Inc. (Æ)	125,900	4,994
Goldman Sachs Group, Inc. (The)	87,300	12,676
Google, Inc. Class A (Æ)	33,700	17,707
Hess Corp.	89,700	5,700
Hewlett-Packard Co.	224,000	11,641
Illinois Tool Works, Inc.	155,000	7,920
Illumina, Inc. (Æ)(Ñ)	67,800	2,839
Intel Corp.	1,284,500	29,325

	Principal Amount ($) or Shares	Market Value $
Janus Capital Group, Inc. (Ñ)	146,400	2,061
JPMorgan Chase & Co.	814,321	34,674
Juniper Networks, Inc. (Æ)(Ñ)	508,300	14,441
KeyCorp	129,500	1,168
Kroger Co. (The)	200,000	4,446
Lockheed Martin Corp.	21,400	1,817
Lowe’s Cos., Inc.	328,800	8,917
Mastercard, Inc. Class A	42,500	10,542
Medtronic, Inc.	347,370	15,177
Microsoft Corp.	268,600	8,203
Monsanto Co.	223,400	14,088
Morgan Stanley	261,900	7,915
MSCI, Inc. Class A (Æ)	73,900	2,561
Murphy Oil Corp.	118,200	7,110
National Oilwell Varco, Inc.	179,500	7,903
Newmont Mining Corp.	234,700	13,162
News Corp. Class B (Ñ)	256,600	4,565
Omnicom Group, Inc.	436,990	18,642
Oracle Corp.	716,500	18,514
Peabody Energy Corp.	91,100	4,256
PepsiCo, Inc.	100,500	6,555
Pfizer, Inc.	763,900	12,772
PNC Financial Services Group, Inc.	68,867	4,629
Polo Ralph Lauren Corp. Class A (Ñ)	114,800	10,321
Praxair, Inc.	240,990	20,188
Procter & Gamble Co. (The)	231,910	14,416
QUALCOMM, Inc.	339,400	13,148
Range Resources Corp. (Ñ)	108,800	5,196
Red Hat, Inc. (Æ)	83,800	2,503
Smithfield Foods, Inc. (Æ)	138,700	2,599
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	90,900	4,955
Tesoro Corp. (Ñ)	290,692	3,823
Tyson Foods, Inc. Class A	222,000	4,349
Union Pacific Corp.	59,550	4,506
Wal-Mart Stores, Inc.	99,425	5,334
Walgreen Co.	424,240	14,912
Walt Disney Co. (The)	572,990	21,109
Waters Corp. (Æ)(Ñ)	279,190	20,099
WellPoint, Inc. (Æ)	129,300	6,956
Wells Fargo & Co.	223,196	7,390

		748,810

Total Common Stocks (cost $1,543,584)		1,719,157

Preferred Stocks - 0.1%
Brazil - 0.1%
Tim Participacoes SA	766,100	1,993

Total Preferred Stocks (cost $1,674)		1,993

Short-Term Investments - 6.1%
United States - 6.1%
Russell U.S. Cash Management Fund (£)	112,399,228	112,399

Total Short-Term Investments (cost $112,399)		112,399

Russell Global Equity Fund	71

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Other Securities - 5.3%
Russell U.S. Cash Collateral Fund (×)	55,668,198	55,668
State Street Securities Lending Quality Trust (×)	43,162,245	43,049

Total Other Securities (cost $98,830)		98,717

Total Investments - 104.0% (identified cost $1,756,487)		1,932,266

Other Assets and Liabilities, Net - (4.0%)		(74,687)

Net Assets - 100.0%		1,857,579

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

72	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
EUR STOXX 50 Index (EMU)	650	EUR	17,862	06/10	(796)
FTSE-100 Index (UK)	140	GBP	7,711	06/10	(202)
Hang Seng Index (Hong Kong)	13	HKD	13,573	05/10	(10)
S&P 500 E-Mini Index (CME)	820	USD	48,519	06/10	1,035
S&P 500 Index (CME)	40	USD	11,834	06/10	423
SPI 200 Index (Australia)	45	AUD	5,421	06/10	(45)
TOPIX Index (Japan)	127	JPY	1,248,410	06/10	606
TSE 60 Index (Canada)	44	CAD	6,285	06/10	113

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					1,124

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	73

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	184	AUD	200	06/16/10	—
Bank of America	USD	227	AUD	250	06/16/10	3
Bank of America	USD	275	AUD	300	06/16/10	1
Bank of America	USD	199	CAD	200	06/16/10	(3)
Bank of America	USD	344	CAD	350	06/16/10	1
Bank of America	USD	401	EUR	300	06/16/10	(1)
Bank of America	USD	1,886	EUR	1,400	06/16/10	(22)
Bank of America	USD	460	GBP	300	06/16/10	(2)
Bank of America	USD	1,123	GBP	750	06/16/10	24
Bank of America	USD	129	HKD	1,000	06/17/10	—
Bank of America	USD	318	JPY	30,000	06/16/10	1
Bank of America	USD	756	JPY	70,000	06/16/10	(10)
Bank of America	HKD	500	USD	64	06/17/10	—
Barclays Bank PLC	USD	1,798	CAD	1,852	06/16/10	25
Barclays Bank PLC	USD	3,457	GBP	2,291	06/16/10	47
Barclays Bank PLC	USD	517	HKD	4,014	06/17/10	—
Barclays Bank PLC	USD	3,785	JPY	337,286	06/16/10	(193)
Brown Brother’s Harriman Co.	USD	92	AUD	100	06/16/10	—
Brown Brother’s Harriman Co.	USD	487	CAD	500	06/16/10	5
Brown Brother’s Harriman Co.	USD	90	EUR	68	05/03/10	1
Brown Brother’s Harriman Co.	USD	1,607	EUR	1,200	06/16/10	(9)
Brown Brother’s Harriman Co.	USD	2,460	EUR	1,800	06/16/10	(63)
Brown Brother’s Harriman Co.	USD	96	GBP	63	05/04/10	1
Brown Brother’s Harriman Co.	USD	308	GBP	200	06/16/10	(2)
Brown Brother’s Harriman Co.	USD	129	HKD	1,000	06/17/10	—
Brown Brother’s Harriman Co.	USD	537	JPY	50,000	06/16/10	(4)
Brown Brother’s Harriman Co.	USD	850	JPY	80,000	06/16/10	2
Brown Brother’s Harriman Co.	AUD	6,800	USD	6,100	06/16/10	(161)
Brown Brother’s Harriman Co.	CAD	8,000	USD	7,764	06/16/10	(112)
Brown Brother’s Harriman Co.	EUR	24,000	USD	32,652	06/16/10	692
Brown Brother’s Harriman Co.	HKD	17,000	USD	2,191	06/17/10	1
Brown Brother’s Harriman Co.	JPY	20,000	USD	213	06/16/10	—
Brown Brother’s Harriman Co.	JPY	1,500,000	USD	16,608	06/16/10	634
Citibank	EUR	2,731	USD	3,631	05/04/10	(6)
Citibank	JPY	164,437	USD	1,752	05/06/10	2
Citibank	JPY	171,456	USD	1,828	05/07/10	2
Deutsche Bank	USD	185	AUD	200	06/16/10	—
Deutsche Bank	USD	454	AUD	500	06/16/10	6
Deutsche Bank	USD	1,407	AUD	1,576	06/16/10	44
Deutsche Bank	USD	493	CAD	500	06/16/10	—
Deutsche Bank	USD	498	CAD	500	06/16/10	(6)
Deutsche Bank	USD	1,798	CAD	1,852	06/16/10	25
Deutsche Bank	USD	933	EUR	700	06/16/10	(1)
Deutsche Bank	USD	1,365	EUR	1,000	06/16/10	(34)
Deutsche Bank	USD	2,708	EUR	2,000	06/16/10	(45)
Deutsche Bank	USD	7,335	EUR	5,369	06/16/10	(186)
Deutsche Bank	USD	751	GBP	500	06/16/10	14
Deutsche Bank	USD	3,456	GBP	2,291	06/16/10	49
Deutsche Bank	USD	129	HKD	1,000	06/17/10	—
Deutsche Bank	USD	517	HKD	4,014	06/17/10	—
Deutsche Bank	USD	1,107	JPY	100,000	06/16/10	(42)
Deutsche Bank	USD	3,787	JPY	337,286	06/16/10	(195)
HSBC	USD	1,406	AUD	1,576	06/16/10	45

See accompanying notes which are an integral part of the financial statements.

74	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC	USD	1,798	CAD	1,852	06/16/10	26
HSBC	USD	7,334	EUR	5,369	06/16/10	(185)
HSBC	USD	3,454	GBP	2,291	06/16/10	50
HSBC	USD	517	HKD	4,014	06/17/10	—
HSBC	USD	637	JPY	60,000	06/16/10	2
HSBC	USD	3,783	JPY	337,286	06/16/10	(191)
HSBC	EUR	1,192	USD	1,580	05/04/10	(7)
HSBC	EUR	1,000	USD	1,360	06/16/10	28
JP Morgan	USD	1,799	CAD	1,852	06/16/10	25
JP Morgan	USD	7,338	EUR	5,369	06/16/10	(189)
JP Morgan	USD	3,460	GBP	2,291	06/16/10	44
JP Morgan	USD	517	HKD	4,014	06/17/10	—
JP Morgan	USD	3,786	JPY	337,286	06/16/10	(194)
JP Morgan	CAD	300	USD	292	06/16/10	(3)
JP Morgan	JPY	30,000	USD	332	06/16/10	12
Mellon Bank	USD	1,406	AUD	1,576	06/16/10	44
Mellon Bank	USD	1,798	CAD	1,852	06/16/10	25
Mellon Bank	USD	7,340	EUR	5,369	06/16/10	(191)
Mellon Bank	USD	752	GBP	500	06/16/10	13
Mellon Bank	USD	517	HKD	4,014	06/17/10	—
Mellon Bank	USD	993	JPY	90,000	06/16/10	(35)
National Australia Bank LTD.	USD	272	AUD	300	06/16/10	5
Royal Bank of Canada	USD	1,406	AUD	1,576	06/16/10	44
Royal Bank of Canada	USD	7,338	EUR	5,369	06/16/10	(189)
Royal Bank of Scotland	USD	182	AUD	200	06/16/10	2
Royal Bank of Scotland	USD	200	CAD	200	06/16/10	(3)
Royal Bank of Scotland	USD	393	CAD	400	06/16/10	1
Royal Bank of Scotland	USD	386	EUR	293	05/03/10	5
Royal Bank of Scotland	USD	892	EUR	670	05/05/10	—
Royal Bank of Scotland	USD	660	EUR	500	06/16/10	6
Royal Bank of Scotland	USD	1,351	EUR	1,000	06/16/10	(19)
Royal Bank of Scotland	USD	451	GBP	300	06/16/10	8
Royal Bank of Scotland	USD	464	GBP	300	06/16/10	(5)
Royal Bank of Scotland	USD	129	HKD	1,000	06/17/10	—
Royal Bank of Scotland	USD	129	HKD	1,000	06/17/10	—
Royal Bank of Scotland	USD	886	JPY	80,000	06/16/10	(34)
Royal Bank of Scotland	CAD	200	USD	197	06/16/10	—
Royal Bank of Scotland	EUR	112	USD	150	05/05/10	—
Royal Bank of Scotland	EUR	400	USD	532	06/16/10	—
Royal Bank of Scotland	GBP	110	USD	168	05/06/10	—
Royal Bank of Scotland	GBP	2,384	USD	3,643	05/06/10	(5)
Royal Bank of Scotland	GBP	100	USD	149	06/16/10	(4)
Royal Bank of Scotland	GBP	200	USD	306	06/16/10	—
Royal Bank of Scotland	JPY	30,000	USD	324	06/16/10	5
Royal Bank of Scotland	JPY	40,000	USD	426	06/16/10	—
Royal Bank of Scotland	MXN	2,422	USD	198	05/04/10	2
Societe Generale	USD	1,405	AUD	1,576	06/16/10	46
Societe Generale	USD	1,798	CAD	1,852	06/16/10	25
Societe Generale	USD	7,335	EUR	5,369	06/16/10	(186)
Societe Generale	USD	3,454	GBP	2,291	06/16/10	50
Societe Generale	USD	517	HKD	4,014	06/17/10	—
Societe Generale	USD	3,785	JPY	337,286	06/16/10	(193)
State Street Bank and Trust Company	USD	90	AUD	100	06/16/10	2

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	75

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	1,406	AUD	1,576	06/16/10	44
State Street Bank and Trust Company	USD	97	CAD	100	06/16/10	1
State Street Bank and Trust Company	USD	3,455	GBP	2,291	06/16/10	49
State Street Bank and Trust Company	USD	135	HKD	1,052	05/04/10	—
State Street Bank and Trust Company	USD	64	HKD	500	06/17/10	—
State Street Bank and Trust Company	USD	443	JPY	40,000	06/16/10	(17)
State Street Bank and Trust Company	USD	3,785	JPY	337,286	06/16/10	(193)
State Street Bank and Trust Company	AUD	800	USD	721	06/16/10	(16)
State Street Bank and Trust Company	CAD	100	USD	98	06/16/10	(1)
State Street Bank and Trust Company	CAD	1,000	USD	977	06/16/10	(8)
State Street Bank and Trust Company	EUR	18	USD	23	05/03/10	—
State Street Bank and Trust Company	EUR	282	USD	371	05/03/10	(4)
State Street Bank and Trust Company	EUR	56	USD	74	05/04/10	—
State Street Bank and Trust Company	EUR	58	USD	76	05/04/10	—
State Street Bank and Trust Company	EUR	94	USD	126	05/04/10	—
State Street Bank and Trust Company	EUR	300	USD	413	06/16/10	13
State Street Bank and Trust Company	EUR	500	USD	664	06/16/10	(2)
State Street Bank and Trust Company	EUR	2,900	USD	3,866	06/16/10	4
State Street Bank and Trust Company	GBP	241	USD	369	05/05/10	1
State Street Bank and Trust Company	GBP	200	USD	296	06/16/10	(10)
State Street Bank and Trust Company	GBP	1,000	USD	1,489	06/16/10	(40)
State Street Bank and Trust Company	GBP	10,500	USD	15,879	06/16/10	(184)
State Street Bank and Trust Company	HKD	2,000	USD	258	06/17/10	—
State Street Bank and Trust Company	JPY	20,000	USD	216	06/16/10	3
State Street Bank and Trust Company	JPY	160,000	USD	1,738	06/16/10	34
State Street Bank and Trust Company	MXN	1,036	USD	84	05/03/10	—
UBS	USD	753	GBP	500	06/16/10	12
Westpac Banking Corporation	USD	1,406	AUD	1,576	06/16/10	45
Westpac Banking Corporation	USD	1,799	CAD	1,852	06/16/10	25
Westpac Banking Corporation	USD	927	EUR	700	06/16/10	5
Westpac Banking Corporation	USD	7,336	EUR	5,369	06/16/10	(187)
Westpac Banking Corporation	USD	764	GBP	500	06/16/10	1
Westpac Banking Corporation	USD	3,457	GBP	2,291	06/16/10	47
Westpac Banking Corporation	USD	517	HKD	4,014	06/17/10	—
Westpac Banking Corporation	USD	3,785	JPY	337,286	06/16/10	(193)
Westpac Banking Corporation	AUD	200	USD	182	06/16/10	(2)
Westpac Banking Corporation	EUR	600	USD	812	06/16/10	13
Westpac Banking Corporation	GBP	150	USD	228	06/16/10	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,197)

See accompanying notes which are an integral part of the financial statements.

76	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total	% of Net Assets

Common Stocks
Australia	$—	$4,518	$—	$4,518	0.2
Brazil	35,724	—	—	35,724	1.9
Canada	55,297	—	—	55,297	3.0
Cayman Islands	6,686	11,096	—	17,782	1.0
China	2,107	2,206	—	4,313	0.2
Finland	—	2,989	—	2,989	0.2
France	—	82,627	—	82,627	4.5
Germany	2,464	81,541	—	84,005	4.5
Hong Kong	2,949	5,255	—	8,204	0.4
India	—	20,519	1,398	21,917	1.2
Indonesia	2,757	—	—	2,757	0.2
Ireland	40,429	1,955	—	42,384	2.3
Italy	—	19,745	—	19,745	1.1
Japan	2,388	135,438	—	137,826	7.4
Luxembourg	—	3,727	—	3,727	0.2
Mexico	28,452	—	—	28,452	1.5
Netherlands	—	45,063	—	45,063	2.4
Netherlands Antilles	5,228	—	—	5,228	0.3
Norway	2,800	3,017	—	5,817	0.3
Panama	14,324	—	—	14,324	0.8
Papua New Guinea	—	4,089	—	4,089	0.2
Russia	—	7,950	—	7,950	0.4
South Africa	3,089	7,707	—	10,796	0.6
South Korea	6,491	12,390	—	18,881	1.0
Spain	—	13,657	—	13,657	0.7
Switzerland	10,596	126,531	—	137,127	7.4
Taiwan	—	2,293	—	2,293	0.1
Thailand	1,390	1,169	—	2,559	0.1
Turkey	2,134	—	—	2,134	0.1
United Kingdom	8,220	139,677	265	148,162	8.0
United States	748,810	—	—	748,810	40.3
Preferred Stocks	1,993	—	—	1,993	0.1
Short-Term Investments	—	112,399	—	112,399	6.1
Other Securities	—	98,717	—	98,717	5.3

Total Investments	984,328	946,275	1,663	1,932,266	104.0

Other Assets and Liabilities, Net					(4.0)

					100.0

Other Financial Instruments
Futures Contracts	1,124	—	—	1,124	0.1
Foreign Currency Exchange Contracts	(6)	(1,191)	—	(1,197)	(0.1)

Total Other Financial Instruments*	1,118	(1,191)	—	(73)

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Russell Global Equity Fund	77

Russell Investment Company

Russell Global Equity Fund

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$2,392
Daily variation margin on futures contracts*	2,177	—

Total	$2,177	$2,392

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$3,589
Daily variation margin on futures contracts*	1,053	—

Total	$1,053	$3,589

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$8,692	$—
Foreign currency-related transactions	—	(339)

Total	$8,692	$(339)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,391	$—
Foreign currency-related transactions	—	(1,833)

Total	$2,391	$(1,833)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

78	Russell Global Equity Fund

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,146.80	$1,016.02
Expenses Paid During Period*	$9.42	$8.85

*	Expenses are equal to the Fund’s annualized expense ratio of 1.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,142.60	$1,012.35
Expenses Paid During Period*	$13.33	$12.52

*	Expenses are equal to the Fund’s annualized expense ratio of 2.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,146.70	$1,016.07
Expenses Paid During Period*	$9.37	$8.80

*	Expenses are equal to the Fund’s annualized expense ratio of 1.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,148.00	$1,017.31
Expenses Paid During Period*	$8.04	$7.55

*	Expenses are equal to the Fund’s annualized expense ratio of 1.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Emerging Markets Fund	79

Russell Investment Company

Russell Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,148.70	$1,018.15
Expenses Paid During Period*	$7.14	$6.71

*	Expenses are equal to the Fund’s annualized expense ratio of 1.34% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

80	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.3%
Austria - 0.2%
Vienna Insurance Group	29,398	1,441
Wienerberger AG (Æ)	58,090	1,089

		2,530

Bermuda - 1.7%
C C Land Holdings, Ltd.	1,900,000	711
Central European Media Enterprises, Ltd. Class A (Æ)	45,990	1,564
Cosan, Ltd. (Æ)	96,700	1,027
Credicorp, Ltd.	71,332	6,196
Genpact, Ltd. (Æ)	47,800	807
GOME Electrical Appliances Holdings, Ltd. (Æ)	2,831,680	906
Kunlun Energy Co., Ltd. (Ñ)	124,000	166
Li & Fung, Ltd.	782,000	3,800
Texwinca Holdings, Ltd.	596,000	638
TPV Technology, Ltd. (Ñ)	1,256,000	961
VimpelCom, Ltd. - ADR (Æ)	281,725	4,908
Yue Yuen Industrial Holdings, Ltd.	663,000	2,302

		23,986

Brazil - 9.6%
All America Latina Logistica SA	102,000	928
Amil Participacoes SA	189,784	1,556
Anhanguera Educacional Participacoes SA (Æ)	223,015	3,490
Banco Bradesco SA - ADR	321,799	5,992
Banco do Brasil SA	582,406	10,048
Banco Santander Brasil SA	12,534	145
Banco Santander Brasil SA - ADR	383,865	4,464
BM&F Bovespa SA	1,332,629	8,816
Brasil Telecom SA (Æ)	65,224	539
BRF - Brasil Foods SA (Æ)	65,018	849
Brookfield Incorporacoes SA	375,400	1,687
Centrais Eletricas Brasileiras SA	184,200	2,617
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	51,552	3,532
Cia de Bebidas das Americas	349	—
Cia de Bebidas das Americas - ADR	24,000	2,347
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	253,240	4,863
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)(Ñ)	6,225	245
Cia de Saneamento de Minas Gerais -COPASA (Æ)(Ñ)	75,500	1,096
Cia Energetica de Minas Gerais - ADR (Ñ)	1,210	20
Cia Siderurgica Nacional SA	164,008	3,046
Cielo SA	137,200	1,332
Diagnosticos da America SA (Æ)	78,000	678
Gerdau SA - ADR (Æ)(Ñ)	84,403	1,384
Hypermarcas SA (Æ)	154,500	2,133
Itau Unibanco Holding SA - ADR	241,814	5,243
Localiza Rent a Car SA	55,000	617
Lojas Renner SA	135,200	3,345
Marfrig Alimentos SA (Æ)	117,543	1,233

	Principal Amount ($) or Shares	Market Value $
MMX Mineracao e Metalicos SA (Æ)	314,767	2,300
MRV Engenharia e Participacoes SA	158,400	1,121
Natura Cosmeticos SA (Ñ)	190,400	4,042
OGX Petroleo e Gas Participacoes SA (Æ)	135,448	1,350
Petroleo Brasileiro SA (Æ)	85,900	1,826
Petroleo Brasileiro SA - ADR	140,900	5,346
Petroleo Brasileiro SA - ADR (Ñ)	249,340	10,579
Redecard SA	218,200	3,603
Rossi Residencial SA (Ñ)	105,700	781
Souza Cruz SA	75,200	2,899
Sul America SA	54,300	1,478
Tam SA - ADR (Æ)(Ñ)	73,300	1,295
Tractebel Energia SA	121,595	1,549
Usinas Siderurgicas de Minas Gerais SA (Ñ)	82,300	2,586
Vale SAClass B	663,540	19,560
Weg SA	96,300	983

		133,543

Canada - 0.2%
First Quantum Minerals, Ltd.	26,458	2,030

Cayman Islands - 3.7%
Agile Property Holdings, Ltd.	424,000	498
Alibaba.com, Ltd.	1,189,500	2,255
ASM Pacific Technology, Ltd.	162,600	1,549
Baidu, Inc. - ADR (Æ)	3,600	2,482
Belle International Holdings, Ltd. (Ñ)	549,000	757
China Dongxiang Group Co.	431,000	290
China Shanshui Cement Group, Ltd.	1,674,000	851
Comba Telecom Systems Holdings, Ltd.	1,214,000	1,725
Daphne International Holdings, Ltd. (Ñ)	416,000	426
Eurasia Drilling Co., Ltd. - GDR	4,200	86
Hengan International Group Co., Ltd.	893,000	6,842
Hengdeli Holdings, Ltd. (Æ)	3,232,000	1,335
Ju Teng International Holdings, Ltd.	1,151,000	1,060
Kingboard Chemical Holdings, Ltd.	234,500	1,261
Li Ning Co., Ltd.	118,000	449
Lifestyle International Holdings, Ltd. (Ñ)	654,500	1,276
Melco Crown Entertainment, Ltd. - ADR (Æ)	187,900	894
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	27,200	2,545
Pacific Textile Holdings, Ltd.	661,000	391
Parkson Retail Group, Ltd. (Ñ)	1,394,531	2,292
Real Gold Mining, Ltd. (Æ)(Ñ)	145,000	222
Shenzhou International Group Holdings, Ltd.	502,000	665
Shimao Property Holdings, Ltd. (Ñ)	1,598,000	2,431
Shui On Land, Ltd.	1,663,500	753
Sina Corp./China (Æ)	33,000	1,211
Tencent Holdings, Ltd.	495,200	10,178
Tingyi Cayman Islands Holding Corp. (Ñ)	300,000	737
Uni-President China Holdings, Ltd.	2,031,000	1,137
Want Want China Holdings, Ltd.	2,989,640	2,236
Xingda International Holdings, Ltd.	3,745,000	2,536

		51,370

Russell Emerging Markets Fund	81

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chile - 0.7%
Banco Santander Chile - ADR (Ñ)	60,276	3,972
Embotelladora Andina SA - ADR	53,300	1,149
Empresas La Polar SA	102,616	599
SACI Falabella	122,710	777
Sociedad Quimica y Minera de Chile SA - ADR (Ñ)	95,200	3,427

		9,924

China - 4.9%
Anhui Conch Cement Co., Ltd. Class H	1,584,834	5,040
Bank of China, Ltd. Class H	10,485,000	5,394
Bank of Communications Co., Ltd. Class H	835,000	949
Byd Co., Ltd. Class H	45,000	401
China Coal Energy Co.	836,000	1,252
China Communications Construction Co., Ltd. Class H	2,421,000	2,275
China Construction Bank Corp. Class H	3,934,000	3,187
China Life Insurance Co., Ltd. Class H	779,000	3,546
China Merchants Bank Co., Ltd.	1,507,720	3,697
China National Building Material Co., Ltd. Class H	696,000	1,136
China Petroleum & Chemical Corp. Class H	1,222,000	977
China Shenhua Energy Co., Ltd.	1,182,708	5,041
China Telecom Corp., Ltd. Class H	688,000	314
Chongqing Machinery & Electric Co., Ltd. (Æ)	5,221,537	1,365
Dongfeng Motor Group Co., Ltd. Class H	2,766,000	3,897
Industrial & Commercial Bank of China	9,790,398	7,182
Jiangsu Expressway Co., Ltd. Class H	3,232,000	3,027
Jiangxi Copper Co., Ltd. Class H (Ñ)	345,000	724
PICC Property & Casualty Co., Ltd. Class H (Æ)	1,476,000	1,392
Ping An Insurance Group Co. of China, Ltd. Class H	170,100	1,453
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	428,000	1,987
Weichai Power Co., Ltd. Class H	161,000	1,307
Weiqiao Textile Co. Class H	1,336,500	984
Wumart Stores, Inc. Class H	209,000	450
Yanzhou Coal Mining Co., Ltd. Class H (Ñ)	4,206,000	11,739

		68,716

Colombia - 0.5%
BanColombia SA	143,700	1,691
BanColombia SA - ADR (Ñ)	115,438	5,395

		7,086

Cyprus - 0.1%
Globaltrans Investment PLC (Æ)	99,851	1,355

Czech Republic - 0.0%
Komercni Banka AS	2,404	496

Egypt - 0.8%
Commercial International Bank Egypt SAE	178,000	2,408

	Principal Amount ($) or Shares	Market Value $
Egyptian Financial Group-Hermes Holding	104,618	678
Orascom Construction Industries	91,244	4,453
Orascom Construction Industries - GDR	50,500	2,397
Telecom Egypt	360,140	1,198

		11,134

Germany - 0.1%
Commercial Bank of Qatar Warrants, 2017	90,500	1,921

Greece - 0.3%
Coca Cola Hellenic Bottling Co. SA	165,044	4,472

Hong Kong - 2.6%
Beijing Enterprises Holdings, Ltd. (Ñ)	391,000	2,533
China Merchants Holdings International Co., Ltd. (Ñ)	134,658	467
China Mobile, Ltd.	667,232	6,524
China Overseas Land & Investment, Ltd. (Ñ)	1,246,667	2,416
China Pharmaceutical Group, Ltd.	1,442,000	1,050
China Resources Enterprise, Ltd.	1,613,254	5,666
China Taiping Insurance Holdings Co., Ltd. (Æ)	1,502,000	4,939
China Unicom Hong Kong, Ltd.	1,424,000	1,776
CNOOC, Ltd. (Ñ)	3,428,000	6,059
CNOOC, Ltd. - ADR (Ñ)	743	131
Shenzhen Investment, Ltd.	4,022,000	1,230
Shougang Concord International Enterprises Co., Ltd. (Æ)	7,246,000	1,300
Sinotrans Shipping, Ltd.	3,533,500	1,582

		35,673

Hungary - 0.7%
MOL Hungarian Oil and Gas NyRt (Æ)	51,120	5,138
MOL Hungarian Oil and Gas NyRt - ADR (Æ)(Å)	12,898	641
OTP Bank PLC (Æ)	58,900	2,074
Richter Gedeon Nyrt.	5,400	1,143

		8,996

India - 7.2%
Adani Power, Ltd. (Æ)	240,301	674
Allahabad Bank	124,935	460
Ambuja Cements, Ltd. (Æ)	896,000	2,416
Axis Bank, Ltd.	132,400	3,734
Bajaj Auto, Ltd.	107,452	5,050
Balrampur Chini Mills, Ltd.	230,119	430
Bank of Baroda	220,000	3,410
BF Investment, Ltd. (Æ)	15,751	57
BF Utilities, Ltd. (Æ)	11,321	228
Canara Bank	265,712	2,543
Container Corp. of India	45,469	1,323
Dabur India, Ltd. Class A	626,000	2,541
Educomp Solutions, Ltd.	34,097	521
Financial Technologies India, Ltd. (Æ)	6,076	212
Genesis Indian Investment Co., Ltd.	330,919	21,298

82	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMR Infrastructure, Ltd. (Æ)	729,015	1,077
GVK Power & Infrastructure, Ltd. (Æ)	686,205	696
HCL Technologies, Ltd.	197,972	1,753
HDFC Bank, Ltd. - ADR (Ñ)	41,400	6,174
Hindalco Industries, Ltd.	1,294,700	5,156
Housing Development Finance Corp.	34,144	2,155
ICICI Bank, Ltd.	48,982	1,033
ICICI Bank, Ltd. - ADR	42,500	1,807
Infosys Technologies, Ltd.	10,954	670
Infosys Technologies, Ltd. - ADR	21,400	1,281
Jaiprakash Associates, Ltd. (Ñ)	534,267	1,746
Maruti Suzuki India, Ltd.	15,656	447
MRF, Ltd.	1,290	205
Mundra Port and Special Economic Zone, Ltd.	70,305	1,159
NTPC, Ltd.	544,130	2,542
Punjab National Bank, Ltd.	176,000	4,112
Satyam Computer Services, Ltd. (Æ)	268,131	568
Sesa Goa, Ltd.	750,341	7,096
Steel Authority of India, Ltd.	396,511	1,925
Sterlite Industries India, Ltd. - ADR	89,400	1,622
Tata Motors, Ltd. - ADR	79,300	1,622
Tata Steel, Ltd.	377,500	5,246
Union Bank of India	484,000	3,370
United Spirits, Ltd.	36,622	1,033

		99,392

Indonesia - 2.6%
Astra Agro Lestari Tbk PT	300,500	731
Astra International Tbk PT (Å)	1,492,500	7,717
Bank Danamon Indonesia Tbk PT (Ñ)	2,046,068	1,293
Bank Mandiri Tbk PT	1,689,000	1,067
Bank Negara Indonesia Persero Tbk PT	5,264,500	1,506
Bank Rakyat Indonesia (Ñ)	6,721,933	6,644
Indah Kiat Pulp and Paper Corp. Tbk PT (Æ)	4,141,000	1,049
Indo Tambangraya Megah PT	8,000	35
Indocement Tunggal Prakarsa Tbk PT	2,037,902	3,528
Kalbe Farma Tbk PT	7,127,000	1,622
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	714,000	764
Ramayana Lestari Sentosa Tbk PT (Å)	5,238,492	488
Semen Gresik Persero Tbk PT	1,047,697	941
Telekomunikasi Indonesia Tbk PT	7,231,188	6,219
Timah Tbk PT	5,400,500	1,589
United Tractors Tbk PT	316,000	672

		35,865

Israel - 1.2%
Azorim-Investment Development & Construction Co., Ltd. (Æ)	35,657	175
Bezeq Israeli Telecommunication Corp., Ltd.	1,136,903	2,764
Delek Automotive Systems, Ltd.	78,128	964
Israel Chemicals, Ltd.	61,497	735
Makhteshim-Agan Industries, Ltd.	260,000	1,098
Partner Communications Co., Ltd.	73,543	1,444
Teva Pharmaceutical Industries, Ltd. - ADR	158,576	9,313

		16,493

	Principal Amount ($) or Shares	Market Value $
Kazakhstan - 0.2%
KazMunaiGas Exploration Production - GDR	100,200	2,465

Luxembourg - 0.6%
Evraz Group SA - GDR (Æ)	67,673	2,477
MHP SA - GDR (Æ)	50,880	774
Millicom International Cellular SA	35,600	3,143
Tenaris SA - ADR (Ñ)	50,400	2,047

		8,441

Malaysia - 1.3%
AMMB Holdings BHD	1,689,035	2,631
Bursa Malaysia BHD	259,800	623
CIMB Group Holdings BHD	1,406,263	6,230
IGB Corp. BHD	1,650,100	945
KLCC Property Holdings BHD	256,000	258
Kuala Lumpur Kepong BHD	119,700	618
Lion Industries Corp. BHD	1,080,600	597
MISC BHD	96,000	268
PPB Group BHD	123,000	682
Public Bank BHD	910,565	3,424
Resorts World BHD	395,300	356
Supermax Corp. BHD	530,700	1,125
TA Enterprise BHD	2,029,000	436
TA Global BHD (Æ)	1,217,400	160

		18,353

Mexico - 4.0%
Alfa SAB de CV Class A	111,500	868
America Movil SAB de CV	2,023,588	21,114
Cemex SAB de CV - ADR (Æ)	54,200	644
Coca-Cola Femsa SAB de CV	164,300	1,151
Corp. Moctezuma SAB de CV (Å)	302,563	753
Fomento Economico Mexicano SAB de CV	396,200	1,879
Fomento Economico Mexicano SAB de CV - ADR	70,037	3,315
Grupo Aeroportuario del Sureste SAB de CV - ADR	8,805	487
Grupo Financiero Banorte SAB de CV Class O	1,068,290	4,436
Grupo Financiero Inbursa SA Class O	694,226	2,335
Grupo Mexico SAB de CV	713,097	1,874
Grupo Televisa SA	70,900	295
Grupo Televisa SA - ADR	33,500	696
Megacable Holdings SAB de CV (Æ)	449,703	1,134
Telmex Internacional SAB de CV (Ñ)	1,191,900	1,141
Telmex Internacional SAB de CV - ADR	122,300	2,336
Urbi Desarrollos Urbanos SAB de CV (Æ)	1,326,600	3,059
Wal-Mart de Mexico SAB de CV	1,712,404	3,986
Wal-Mart de Mexico SAB de CV - ADR	184,800	4,290

		55,793

Netherlands - 0.7%
New World Resources NV (Æ)	141,740	1,999
X5 Retail Group NV - GDR (Æ)	228,766	8,118

		10,117

Russell Emerging Markets Fund	83

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nigeria - 0.3%
First City Monument Bank PLC (Æ)(Ñ)	16,264,348	833
Guaranty Trust Bank PLC (Ñ)	1,559,576	187
Guaranty Trust Bank PLC - GDR	136,600	1,058
Nigerian Breweries PLC	2,111,483	993
United Bank for Africa PLC	17,559,778	1,369

		4,440

Oman - 0.1%
Bank Muscat SAOG - GDR	108,173	995
Bank Muscat SAOG - GDR (Ñ)	32,087	295

		1,290

Panama - 0.2%
Copa Holdings SA Class A	45,100	2,556

Peru - 0.0%
Cia de Minas Buenaventura SA - ADR	14,752	485

Philippines - 0.5%
Alliance Global Group, Inc. (Æ)	10,446,500	1,302
Megaworld Corp.	30,364,000	895
Metro Pacific Investments Corp. (Æ)	12,903,000	911
Metropolitan Bank & Trust	597,900	710
Philippine Long Distance Telephone Co.	19,130	1,070
Philippine Long Distance Telephone Co. - ADR	17,040	958
Universal Robina Corp.	1,245,400	708

		6,554

Poland - 1.0%
Bank Pekao SA	40,810	2,316
KGHM Polska Miedz SA	307,834	11,509

		13,825

Qatar - 0.1%
Qatar National Bank SAQ	41,908	1,594

Russia - 7.8%
Aeroflot - Russian Airlines OJSC	590,000	1,268
Gazprom OAO - ADR	887,859	20,613
Kalina (Ñ)(Å)	10,800	242
LSR Group - GDR (Æ)	118,000	1,002
Luka Kotor AD Kotor - ADR (Ñ)	193,215	11,052
Lukoil OAO - ADR	105,549	6,021
Magnit OJSC (Å)	38,115	3,320
Magnit OJSC - GDR	67,700	1,262
Magnitogorsk Iron & Steel Works - GDR	20,648	278
Mechel - ADR	120,726	3,103
MMC Norilsk Nickel - ADR (Æ)	137,830	2,646
Mobile Telesystems OJSC - ADR	448,584	32,706
NovaTek OAO - GDR	44,124	3,332
Novolipetsk Steel OJSC - GDR	56,984	2,078
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	319

	Principal Amount ($) or Shares	Market Value $
Novorossiysk Commercial Sea Port PJSC - GDR	127,338	1,719
Raspadskaya (Å)	388,207	2,774
Rosneft Oil Co. - GDR	429,297	3,474
RusHydro (Æ)	24,000,000	1,317
Sberbank of Russian Federation	2,488,820	6,701
Seventh Continent (Æ)(Å)	38,051	358
Severstal OAO - GDR (Æ)	36,434	498
Surgutneftegaz - ADR	93,010	889
TMK OAO - GDR (Æ)	43,739	917
TMK OAO - GDR (Æ)(Þ)	35,600	746

		108,635

Singapore - 0.1%
Yanlord Land Group, Ltd.	1,341,000	1,654

South Africa - 4.8%
ABSA Group, Ltd.	87,394	1,650
African Bank Investments, Ltd.	326,890	1,571
AngloGold Ashanti, Ltd. (Ñ)	48,578	2,039
ArcelorMittal South Africa, Ltd. Class H (Æ)	83,324	959
Astral Foods, Ltd.	45,058	677
Aveng, Ltd.	176,475	888
Bidvest Group, Ltd.	246,062	4,562
FirstRand, Ltd.	1,279,960	3,526
Foschini, Ltd.	364,900	3,370
Grindrod, Ltd.	565,750	1,248
Impala Platinum Holdings, Ltd.	21,487	605
Imperial Holdings, Ltd.	193,806	2,566
Investec, Ltd. (Ñ)	98,049	828
JD Group, Ltd./South Africa	204,951	1,210
Kumba Iron Ore, Ltd.	26,686	1,260
Lewis Group, Ltd.	151,600	1,263
Massmart Holdings, Ltd.	260,343	3,875
Mondi, Ltd.	255,393	1,796
MTN Group, Ltd.	349,892	5,151
Naspers, Ltd. Class N	9,952	401
Pick n Pay Stores, Ltd.	166,572	940
Pretoria Portland Cement Co., Ltd.	442,900	1,985
Remgro, Ltd.	71,224	949
Sanlam, Ltd. (Ñ)	444,656	1,458
Sasol, Ltd.	167,583	6,798
Shoprite Holdings, Ltd.	242,600	2,586
Standard Bank Group, Ltd.	604,632	9,373
Telkom SA, Ltd.	123,566	619
Truworths International, Ltd.	161,103	1,154
Woolworths Holdings, Ltd.	312,635	992

		66,299

South Korea - 11.1%
Amorepacific Corp. (Ñ)	1,036	782
Daegu Bank, Ltd.	78,900	1,048
Dongbu Corp. (Ñ)	28,700	169
Dongbu Insurance Co., Ltd.	115,940	3,647
Dongkuk Steel Mill Co., Ltd.	26,150	545
Dongwon F&B Co., Ltd.	10,420	428

84	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Doosan Infracore Co., Ltd. (Æ)	100,720	1,987
Glovis Co., Ltd.	12,655	1,389
Hana Financial Group, Inc.	179,770	5,562
Hanjin Heavy Industries & Construction Co., Ltd.	64,600	1,606
Hankook Tire Co., Ltd.	68,000	1,520
Hanyang Securities Co., Ltd. (Æ)	44,800	390
Hynix Semiconductor, Inc. (Æ)	338,350	8,509
Hyosung Corp.	17,790	1,265
Hyundai Development Co.	32,370	798
Hyundai Heavy Industries Co., Ltd.	6,073	1,369
Hyundai Marine & Fire Insurance Co., Ltd. (Æ)	102,560	1,890
Hyundai Mobis	16,702	2,774
Hyundai Steel Co.	45,564	3,734
Ilsung Pharmaceuticals Co., Ltd.	4,003	330
KB Financial Group, Inc.	90,479	4,374
KB Financial Group, Inc. - ADR	61,470	3,000
KCC Corp. (Ñ)	4,456	1,255
Kia Motors Corp.	65,840	1,608
KIWOOM Securities Co., Ltd. (Æ)	32,340	1,244
Korea Electric Power Corp.	132,982	4,050
Korea Line Corp. (Æ)	14,214	766
Korea Zinc Co., Ltd.	9,835	1,712
Korean Air Lines Co., Ltd. (Æ)	33,772	2,112
Korean Reinsurance Co.	49,755	434
LG Corp. Class H	57,842	3,927
LG Display Co., Ltd. (Ñ)	151,550	6,424
LG Electronics, Inc. Class H	22,500	2,441
LG Household & Health Care, Ltd.	10,533	2,873
LG Innotek Co., Ltd.	24,991	3,883
LG Telecom, Ltd.	219,200	1,648
LIG Insurance Co., Ltd.	143,810	2,858
Lumens Co., Ltd. (Æ)	140,811	1,838
MegaStudy Co., Ltd.	5,754	843
NHN Corp. (Æ)(Ñ)	7,918	1,322
Orion Corp.	1,026	269
POSCO	5,394	2,422
S&T Daewoo Co., Ltd. (Æ)	47,010	1,119
Samsung Electro-Mechanics Co., Ltd.	5,222	658
Samsung Electronics Co., Ltd.	38,153	28,856
Samsung Electronics Co., Ltd. - GDR(Þ)	12,215	2,932
Samsung Electronics Co., Ltd. - GDR	16,490	6,319
Samsung Fire & Marine Insurance Co., Ltd.	64,446	11,888
Samsung SDI Co., Ltd.	2,878	382
Shinhan Financial Group Co., Ltd.	90,365	3,817
Shinsegae Co., Ltd.	5,500	2,523
SK Holdings Co., Ltd.	5,902	466
STX Pan Ocean Co., Ltd.	216,930	2,539
Taewoong Co., Ltd.	25,300	1,669

		154,213

Switzerland - 0.1%
Cie Financiere Richemont SA	243,868	898

Taiwan - 9.1%
Ability Enterprise Co., Ltd.	558,000	956

	Principal Amount ($) or Shares	Market Value $
Advanced Semiconductor Engineering, Inc.	193,220	189
Alpha Networks, Inc.	1,008,691	966
Altek Corp.	1,838,795	3,058
AmTRAN Technology Co., Ltd. (Ñ)	1,180,000	1,275
Asia Polymer	1,672,000	1,505
Asustek Computer, Inc.	211,000	405
AU Optronics Corp.	3,644,202	4,238
AU Optronics Corp. - ADR	85,601	992
China Development Financial Holding Corp. (Æ)	2,250,000	629
Chinatrust Financial Holding Co., Ltd.	1,402,122	787
Chroma ATE, Inc. (Æ)	368,000	786
Compal Electronics, Inc.	1,441,599	1,997
Coretronic Corp.	821,000	1,243
Delta Electronics, Inc.	1,470,970	4,861
Far Eastern New Century Corp. (Å)	961,158	1,040
Formosa Chemicals & Fibre Corp.	566,820	1,435
Foxconn Technology Co., Ltd.	184,000	758
Gigabyte Technology Co., Ltd.	1,326,000	1,457
Gloria Material Technology Corp. (Æ)	967,000	688
Grand Pacific Petrochemical (Æ)	2,586,000	1,213
HannStar Display Corp. (Æ)	5,092,000	1,043
Holtek Semiconductor, Inc.	485,979	738
HON HAI Precision Industry Co., Ltd. (Å)	2,369,308	11,067
Hsin Kuang Steel Co., Ltd.	1,487,000	1,528
Inventec Co., Ltd.	540,000	311
Macronix International	4,427,634	2,930
Masterlink Securities Corp. (Æ)	719,000	285
MediaTek, Inc.	742,495	12,492
Merry Electronics Co., Ltd. (Ñ)	754,000	1,423
Nan Ya Plastics Corp.	831,991	1,746
Novatek Microelectronics Corp., Ltd.	677,485	2,307
Powertech Technology, Inc.	1,994,800	7,085
Prime View International Co., Ltd. (Æ)	588,000	1,131
Qisda Corp. (Æ)	1,645,000	963
Quanta Computer, Inc.	2,090,000	3,916
Radiant Opto-Electronics Corp.	992,870	1,483
Sanyang Industry Co., Ltd. (Æ)	2,504,000	1,036
Siliconware Precision Industries Co.	930,000	1,136
Silitech Technology Corp. (Ñ)	165,000	580
Sonix Technology Co., Ltd. (Ñ)	284,000	708
St. Shine Optical Co., Ltd.	103,108	821
Synnex Technology International Corp.	1,795,910	4,273
Taiwan Fertilizer Co., Ltd. Class H	206,000	653
Taiwan Hon Chuan Enterprise Co., Ltd.	664,000	1,281
Taiwan Semiconductor Manufacturing Co., Ltd. (Ñ)	7,418,388	14,469
Transcend Information, Inc.	461,000	1,461
Tsann Kuen Enterprise Co., Ltd.	324,800	765
TSRC Corp.	433,000	627
U-Ming Marine Transport Corp.	435,000	896
Uni-President Enterprises Corp.	1,019,742	1,130
Unimicron Technology Corp. (Ñ)	1,348,620	2,016
United Microelectronics Corp. (Æ)	11,919,718	5,995
United Microelectronics Corp. - ADR (Æ)(Ñ)	717,920	2,541
Walsin Lihwa Corp. (Æ)	1,140,000	495
Wistron Corp.	516,167	988

Russell Emerging Markets Fund	85

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

WPG Holdings Co., Ltd.	350,000	715
Yuanta Financial Holding Co., Ltd.	2,611,000	1,551
Yung Shin Pharmaceutical Industrial Co., Ltd.	676,000	754

		125,817

Thailand - 2.1%
Bangkok Bank PCL	155,500	575
Banpu PCL	270,800	5,322
Charoen Pokphand Foods PCL	3,300,800	1,581
CiStar Comgisitic Capital, Co. Class Preferenc	538,200	439
CP ALL PCL	2,184,799	1,891
Hana Microelectronics PCL	623,500	459
Home Product Center PCL	3,873,297	646
Kasikornbank PCL	470,000	1,306
Krung Thai Bank PCL	10,201,100	3,878
PTT Exploration & Production PCL	651,400	3,040
Ratchaburi Electricity Generating Holding PCL	270,600	305
Siam City Bank PCL (Æ)(Ñ)	135,500	134
Siam Commercial Bank PCL	1,818,842	4,610
Thai Beverage PCL	9,594,456	1,986
Thanachart Capital PCL	805,100	565
Thoresen Thai Agencies PCL	3,114,990	2,272
TPI Polene PCL	3,118,100	790

		29,799

Turkey - 4.9%
Akbank TAS	265,127	1,316
Anadolu Efes Biracilik Ve Malt Sanayii AS	307,140	3,815
Arcelik AS	841,800	3,691
Asya Katilim Bankasi AS (Æ)	557,776	1,465
Aygaz AS	151,278	660
BIM Birlesik Magazalar AS	27,397	1,539
Cimsa Cimento Sanayi VE Tica	263,875	1,568
Dogan Sirketler Grubu Holdings	4,622,735	3,443
Dogus Otomotiv Servis ve Ticaret AS (Æ)	128,495	550
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,632,326	2,977
Ford Otomotiv Sanayi AS	61,793	486
Haci Omer Sabanci Holding AS	122,023	553
Hurriyet Gazetecilik AS (Æ)	582,588	645
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Æ)	2,010,215	964
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	445,863	855
Tofas Turk Otomobil Fabrikasi AS	182,100	755
Tupras Turkiye Petrol Rafine	94,208	2,082
Turk Ekonomi Bankasi AS (Æ)	1,045,650	1,723
Turk Hava Yollari	1,709,414	5,619
Turkiye Garanti Bankasi AS	2,951,833	14,345
Turkiye Halk Bankasi AS	338,778	2,664
Turkiye Is Bankasi Class C	1,438,206	5,013
Turkiye Vakiflar Bankasi Tao Class D	2,275,826	5,977
Vestel Elektronik Sanayi (Æ)	727,034	1,233
Yapi ve Kredi Bankasi AS (Æ)	1,355,099	3,850

		67,788

	Principal Amount ($) or Shares	Market Value $
United Arab Emirates - 0.1%
DP World, Ltd. (Ñ)	1,627,471	884

United Kingdom - 3.5%
Anglo American PLC (Æ)(Ñ)	338,284	14,310
Antofagasta PLC	131,984	2,013
Eurasian Natural Resources Corp. PLC	300,006	5,584
Fresnillo PLC	57,926	706
Hikma Pharmaceuticals PLC	314,810	3,025
Kazakhmys PLC	214,100	4,586
Old Mutual PLC	2,673,400	4,748
SABMiller PLC	274,995	8,603
Standard Chartered PLC	27,263	727
Tullow Oil PLC (Ñ)	259,300	4,485

		48,787

United States - 0.6%
Central European Distribution Corp. (Æ)(Ñ)	70,110	2,429
CTC Media, Inc. (Ñ)	47,200	797
NII Holdings, Inc. (Æ)	33,800	1,434
Southern Copper Corp. (Ñ)	133,252	4,075

		8,735

Zimbabwe - 0.0%
Delta Corp., Ltd. (Æ)(Å)	1,117,659	503

Total Common Stocks (cost $890,765)		1,254,907

Preferred Stocks - 4.4%
Brazil - 3.2%
Banco Bradesco SA	227,400	4,161
Brasil Telecom SA (Æ)	355,826	2,284
Centrais Eletricas Brasileiras SA	259,800	4,514
Cia de Bebidas das Americas	55,500	5,411
Cia Energetica de Minas Gerais (Ñ)	55,000	872
Cia Energetica de Sao Paulo Class Preferenc (Æ)	59,700	865
Cia Paranaense de Energia	54,800	1,116
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	189,400	4,184
Investimentos Itau SA	944,402	6,514
Itau Unibanco Holding SA	239,737	5,199
Petroleo Brasileiro SA (Æ)	218,800	4,129
Telemar Norte Leste SA	27,769	743
Ultrapar Participacoes SA	69,673	3,287
Usinas Siderurgicas de Minas Gerais SA	23,521	759
Vivo Participacoes SA	71	2

		44,040

Chile - 0.1%
Embotelladora Andina SA	247,200	893

Colombia - 0.0%
BanColombia SA	7,200	85

86	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Russia - 0.3%
AK Transneft OAO	3,570	4,106
MDM Bank OAO (Æ)(Å)	1,093,505	831

		4,937

South Korea - 0.8%
Samsung Electronics Co., Ltd.	24,765	11,739

Total Preferred Stocks (cost $43,695)		61,694

Warrants & Rights - 0.2%
Cayman Islands - 0.0%
Kingboard Chemical Holdings, Ltd. 2012 Warrants	23	37

Germany - 0.0%
Deutsche Bank AG	5	16

Netherlands Antilles - 0.1%
Merrill Lynch Capital Markets 2012 Warrants	743	795

Untied Kingdom - 0.0%
Merrill Lynch International & Co. C.V.(Ñ) 2010 Warrants	556	595

United States - 0.1%
Hon Hai Precision Industry Co., Ltd.(Ñ)(Þ) 2012 Warrants	212	1,003

Total Warrants & Rights (cost $2,686)		2,446

Certificates of Participation - 0.0%
Untied Kingdom - 0.0%
Jarir Marketing, Co. due 06/04/12	641	271

Total Certificates of Participation (cost $270)		271

Short-Term Investments - 3.8%
United States - 3.8%
Russell U.S. Cash Management Fund (£)	52,855,620	52,856

Total Short-Term Investments (cost $52,856)		52,856

	Principal Amount ($) or Shares	Market Value $
Other Securities - 9.3%
Russell U.S. Cash Collateral Fund (×)	72,579,205	72,579
State Street Securities Lending Quality Trust (×)	56,274,166	56,127

Total Other Securities (cost $128,853)		128,706

Total Investments - 108.0% (identified cost $1,119,125)		1,500,880

Other Assets and Liabilities, Net - (8.0%)		(111,409)

Net Assets - 100.0%		1,389,471

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	87

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Hang Seng Index (Hong Kong)	120	HKD	91,715	05/10	(15)
JSE-40 Index (South Africa)	210	ZAR	54,062	06/10	(43)
Kospi 200 Index Futures (South Korea)	81	KRW	9,266,400	06/10	261
Mexican Bolsa Index	110	MXN	35,910	06/10	(36)
MSCI Taiwan Index	250	USD	7,138	05/10	(131)
S&P CNX Nifty Index (SGX)	490	USD	5,155	05/10	(62)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(26)

See accompanying notes which are an integral part of the financial statements.

88	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	199	MXN	2,500	06/16/10	3
Bank of America	USD	200	ZAR	1,500	06/17/10	2
Bank of America	HKD	10,000	USD	1,289	06/17/10	—
Barclays Bank PLC	USD	1,841	HKD	14,286	06/17/10	(1)
Barclays Bank PLC	USD	367	MXN	4,714	06/16/10	14
Barclays Bank PLC	USD	832	ZAR	6,329	06/17/10	18
Brown Brother’s Harriman Co.	USD	2,886	BRL	5,250	05/04/10	135
Brown Brother’s Harriman Co.	USD	85	GBP	56	05/04/10	1
Brown Brother’s Harriman Co.	USD	130	GBP	85	05/04/10	1
Brown Brother’s Harriman Co.	USD	1,081	INR	49,500	06/16/10	30
Brown Brother’s Harriman Co.	USD	395	MXN	5,000	06/16/10	9
Brown Brother’s Harriman Co.	BRL	5,250	USD	3,034	05/04/10	13
Brown Brother’s Harriman Co.	HKD	8,000	USD	1,030	06/17/10	—
Brown Brother’s Harriman Co.	HKD	10,000	USD	1,289	06/17/10	1
Brown Brother’s Harriman Co.	ILS	147	USD	39	05/03/10	—
Brown Brother’s Harriman Co.	INR	20,000	USD	447	06/16/10	(2)
Brown Brother’s Harriman Co.	MXN	4,000	USD	317	06/16/10	(6)
Brown Brother’s Harriman Co.	ZAR	367	USD	49	05/05/10	—
Brown Brother’s Harriman Co.	ZAR	3,000	USD	397	06/17/10	(6)
Credit Suisse First Boston	HKD	4,000	USD	516	06/17/10	1
Credit Suisse First Boston	ZAR	938	USD	126	05/03/10	(1)
Deutsche Bank	USD	2,745	BRL	4,750	05/04/10	(12)
Deutsche Bank	USD	2,884	BRL	5,250	05/04/10	137
Deutsche Bank	USD	2,686	BRL	4,750	06/02/10	30
Deutsche Bank	USD	1,841	HKD	14,286	06/17/10	(1)
Deutsche Bank	USD	3,867	HKD	30,000	06/17/10	(1)
Deutsche Bank	USD	1,378	KRW	1,575,000	06/16/10	41
Deutsche Bank	USD	367	MXN	4,714	06/16/10	14
Deutsche Bank	USD	394	MXN	5,000	06/16/10	10
Deutsche Bank	USD	570	MXN	7,000	06/16/10	(4)
Deutsche Bank	USD	660	ZAR	5,000	06/17/10	11
Deutsche Bank	USD	832	ZAR	6,329	06/17/10	18
Deutsche Bank	BRL	4,750	USD	2,703	05/04/10	(29)
Deutsche Bank	BRL	5,250	USD	3,034	05/04/10	13
Deutsche Bank	KRW	500,000	USD	444	06/16/10	(6)
HSBC	USD	1,841	HKD	14,286	06/17/10	(1)
HSBC	USD	2,579	HKD	20,000	06/17/10	(2)
HSBC	USD	3,868	HKD	30,000	06/17/10	(3)
HSBC	USD	1,387	KRW	1,575,000	06/16/10	33
HSBC	USD	366	MXN	4,714	06/16/10	15
HSBC	USD	794	MXN	10,000	06/16/10	14
HSBC	USD	673	ZAR	5,000	06/17/10	(2)
HSBC	USD	831	ZAR	6,329	06/17/10	20
HSBC	USD	2,424	ZAR	18,000	06/17/10	(6)
HSBC	HKD	3,000	USD	387	06/17/10	—
HSBC	KRW	700,000	USD	612	06/16/10	(19)
HSBC	MXN	3,000	USD	244	06/16/10	1
HSBC	ZAR	3,000	USD	406	06/17/10	3
JP Morgan	USD	2,745	BRL	4,750	05/04/10	(12)
JP Morgan	USD	2,687	BRL	4,750	06/02/10	29
JP Morgan	USD	1,841	HKD	14,286	06/17/10	(1)
JP Morgan	USD	1,082	INR	49,500	06/16/10	29
JP Morgan	USD	1,386	KRW	1,575,000	06/16/10	33

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	89

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JP Morgan	USD	367	MXN	4,714	06/16/10	14
JP Morgan	USD	832	ZAR	6,329	06/17/10	18
JP Morgan	BRL	4,750	USD	2,703	05/04/10	(29)
Mellon Bank	USD	578	BRL	1,000	05/04/10	(3)
Mellon Bank	USD	1,841	HKD	14,286	06/17/10	(1)
Mellon Bank	USD	82	HUF	16,702	05/03/10	1
Mellon Bank	USD	3,289	INR	150,000	06/16/10	79
Mellon Bank	USD	2,647	KRW	3,000,000	06/16/10	57
Mellon Bank	USD	367	MXN	4,714	06/16/10	14
Mellon Bank	USD	832	ZAR	6,329	06/17/10	18
Mellon Bank	BRL	1,000	USD	565	05/04/10	(10)
Mellon Bank	MXN	1,038	USD	85	05/03/10	1
National Australia Bank LTD.	HKD	4,000	USD	515	06/17/10	—
National Australia Bank LTD.	MXN	2,000	USD	162	06/16/10	—
National Australia Bank LTD.	ZAR	3,000	USD	408	06/17/10	5
Royal Bank of Scotland	USD	2,745	BRL	4,750	05/04/10	(12)
Royal Bank of Scotland	USD	2,884	BRL	5,250	05/04/10	136
Royal Bank of Scotland	USD	2,684	BRL	4,750	06/02/10	33
Royal Bank of Scotland	USD	32	GBP	21	05/06/10	—
Royal Bank of Scotland	USD	115	GBP	75	05/06/10	—
Royal Bank of Scotland	USD	10	HUF	1,992	05/04/10	—
Royal Bank of Scotland	BRL	4,750	USD	2,700	05/04/10	(32)
Royal Bank of Scotland	BRL	5,250	USD	3,034	05/04/10	13
Royal Bank of Scotland	HKD	20,000	USD	2,577	06/17/10	—
Royal Bank of Scotland	ILS	102	USD	28	05/03/10	—
Royal Bank of Scotland	ILS	111	USD	30	05/03/10	—
Royal Bank of Scotland	MXN	6,000	USD	487	06/16/10	2
Royal Bank of Scotland	TRY	41	USD	28	05/04/10	—
Royal Bank of Scotland	ZAR	324	USD	44	05/07/10	—
Societe Generale	USD	1,841	HKD	14,286	06/17/10	(1)
Societe Generale	USD	367	MXN	4,714	06/16/10	15
Societe Generale	USD	831	ZAR	6,329	06/17/10	19
State Street Bank and Trust Company	USD	578	BRL	1,000	05/04/10	(3)
State Street Bank and Trust Company	USD	2,745	BRL	4,750	05/04/10	(12)
State Street Bank and Trust Company	USD	2,884	BRL	5,250	05/04/10	137
State Street Bank and Trust Company	USD	3,391	BRL	6,000	05/04/10	61
State Street Bank and Trust Company	USD	3,467	BRL	6,000	05/04/10	(15)
State Street Bank and Trust Company	USD	2,687	BRL	4,750	06/02/10	29
State Street Bank and Trust Company	USD	23	GBP	15	05/05/10	—
State Street Bank and Trust Company	USD	51	GBP	33	05/05/10	—
State Street Bank and Trust Company	USD	39	HKD	302	05/03/10	—
State Street Bank and Trust Company	USD	54	HKD	418	05/03/10	—
State Street Bank and Trust Company	USD	36	HKD	279	05/04/10	—
State Street Bank and Trust Company	USD	53	HKD	412	05/04/10	—
State Street Bank and Trust Company	USD	84	HKD	654	05/04/10	—
State Street Bank and Trust Company	USD	234	HKD	1,818	05/04/10	—
State Street Bank and Trust Company	USD	38	IDR	341,546	05/03/10	—
State Street Bank and Trust Company	USD	40	IDR	357,015	05/04/10	—
State Street Bank and Trust Company	USD	224	INR	10,000	06/16/10	1
State Street Bank and Trust Company	USD	1,084	INR	49,500	06/16/10	27
State Street Bank and Trust Company	USD	80	KRW	88,458	05/03/10	—
State Street Bank and Trust Company	USD	243	KRW	269,079	05/03/10	—
State Street Bank and Trust Company	USD	1,051	KRW	1,164,007	05/03/10	(1)

See accompanying notes which are an integral part of the financial statements.

90	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank and Trust Company	USD	1,386	KRW	1,575,000	06/16/10	33
State Street Bank and Trust Company	USD	12	PHP	542	05/04/10	—
State Street Bank and Trust Company	USD	5	PHP	222	05/05/10	—
State Street Bank and Trust Company	USD	7	PHP	293	05/05/10	—
State Street Bank and Trust Company	BRL	36	USD	21	05/03/10	—
State Street Bank and Trust Company	BRL	63	USD	36	05/04/10	—
State Street Bank and Trust Company	BRL	102	USD	59	05/04/10	—
State Street Bank and Trust Company	BRL	1,000	USD	564	05/04/10	(11)
State Street Bank and Trust Company	BRL	4,750	USD	2,703	05/04/10	(29)
State Street Bank and Trust Company	BRL	5,250	USD	3,034	05/04/10	13
State Street Bank and Trust Company	BRL	6,000	USD	3,417	05/04/10	(35)
State Street Bank and Trust Company	BRL	6,000	USD	3,467	05/04/10	15
State Street Bank and Trust Company	HKD	4,535	USD	584	05/03/10	—
State Street Bank and Trust Company	HKD	10,000	USD	1,289	06/17/10	1
State Street Bank and Trust Company	INR	50,000	USD	1,102	06/16/10	(21)
State Street Bank and Trust Company	INR	58,000	USD	1,268	06/16/10	(34)
State Street Bank and Trust Company	KRW	2,500,000	USD	2,181	06/16/10	(71)
State Street Bank and Trust Company	MXN	5,000	USD	396	06/16/10	(9)
State Street Bank and Trust Company	MYR	149	USD	47	05/03/10	—
State Street Bank and Trust Company	MYR	54	USD	17	05/04/10	—
State Street Bank and Trust Company	THB	651	USD	20	05/04/10	—
State Street Bank and Trust Company	THB	320	USD	10	05/06/10	—
State Street Bank and Trust Company	THB	1,326	USD	41	05/06/10	—
State Street Bank and Trust Company	TRY	30	USD	20	05/03/10	—
State Street Bank and Trust Company	ZAR	10,000	USD	1,343	06/17/10	(1)
UBS	USD	54	HKD	418	05/03/10	—
UBS	USD	32	HKD	245	05/04/10	—
UBS	USD	54	HUF	10,809	05/05/10	—
UBS	USD	47	ZAR	348	05/04/10	1
UBS	USD	79	ZAR	591	05/04/10	1
UBS	USD	427	ZAR	3,177	05/05/10	3
UBS	USD	58	ZAR	427	05/06/10	—
UBS	USD	87	ZAR	639	05/07/10	—
UBS	HKD	20,000	USD	2,578	06/17/10	1
UBS	MXN	8,000	USD	632	06/16/10	(15)
UBS	ZAR	8,000	USD	1,060	06/17/10	(15)
Westpac Banking Corporation	USD	1,841	HKD	14,286	06/17/10	(1)
Westpac Banking Corporation	USD	1,084	INR	49,500	06/16/10	27
Westpac Banking Corporation	USD	366	MXN	4,714	06/16/10	15
Westpac Banking Corporation	USD	831	ZAR	6,329	06/17/10	20

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts						1,013

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	91

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counter Party	Notional Amount	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $

Bovespa Index Future	Goldman Sachs	BRL 280	Total Return of Underlying Security at Termination	06/16/10	(444)

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts					(444)

See accompanying notes which are an integral part of the financial statements.

92	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stock
Austria	$—	$2,530	$—	$2,530	0.2
Bermuda	14,502	9,484	—	23,986	1.7
Brazil	133,543	—	—	133,543	9.6
Canada	2,030	—	—	2,030	0.2
Cayman Islands	7,132	44,238	—	51,370	3.7
Chile	9,924	—	—	9,924	0.7
China	—	68,716	—	68,716	4.9
Colombia	7,086	—	—	7,086	0.5
Cyprus	1,355	—	—	1,355	0.1
Czech Republic	—	496	—	496	—	*
Egypt	5,483	5,651	—	11,134	0.8
Germany	1,921	—	—	1,921	0.1
Greece	4,472	—	—	4,472	0.3
Hong Kong	131	35,542	—	35,673	2.6
Hungary	641	8,355	—	8,996	0.7
India	33,804	65,531	57	99,392	7.2
Indonesia	35	35,830	—	35,865	2.6
Israel	9,313	7,180	—	16,493	1.2
Kazakhstan	2,465	—	—	2,465	0.2
Luxembourg	7,667	774	—	8,441	0.6
Malaysia	—	18,353	—	18,353	1.3
Mexico	55,793	—	—	55,793	4.0
Netherlands	—	10,117	—	10,117	0.7
Nigeria	3,382	1,058	—	4,440	0.3
Oman	1,290	—	—	1,290	0.1
Panama	2,556	—	—	2,556	0.2
Peru	485	—	—	485	—	*
Philippines	2,028	4,526	—	6,554	0.5
Poland	—	13,825	—	13,825	1.0
Qatar	—	1,594	—	1,594	0.1
Russia	63,257	45,378	—	108,635	7.8
Singapore	—	1,654	—	1,654	0.1
South Africa	4,625	61,674	—	66,299	4.8
South Korea	3,000	151,213	—	154,213	11.1
Switzerland	—	898	—	898	0.1
Taiwan	3,533	122,284	—	125,817	9.1
Thailand	20,171	9,189	439	29,799	2.1
Turkey	3,815	63,973	—	67,788	4.9
United Arab Emirates	884	—	—	884	0.1
United Kingdom	7,611	41,176	—	48,787	3.5
United States	8,735	—	—	8,735	0.6
Zimbabwe	503	—	—	503	—	*
Preferred Stocks	49,955	11,739	—	61,694	4.4
Warrants & Rights	2,446	—	—	2,446	0.2
Certificates of Participation	—	271	—	271	—	*
Short-Term Investments	—	52,856	—	52,856	3.8
Other Securities	—	128,706	—	128,706	9.3

Total Investments	475,573	1,024,811	496	1,500,880	108.0

Other Assets and Liabilities, Net					(8.0)

					100.0

See accompanying notes which are an integral part of the financial statements.

Russell Emerging Markets Fund	93

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings, continued — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts	(26)	—	—	(26)	(—	)*
Foreign Currency Exchange Contracts	(27)	1,040	—	1,013	0.1
Index Swaps	(444)	—	—	(444)	(—	)*

Total Other Financial Instruments**	(497)	1,040	—	543

*	Less than .05% of net assets.
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 31, 2010 were less than 1% of net assets.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	—	1,489
Daily variation margin on futures contracts*	261	—

Total	$261	$1,489

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$476
Daily variation margin on futures contracts*	287	—
Unrealized depreciation on index swap contracts	444	—

Total	$731	$476

Derivatives not accounted for as hedging instruments	Equity Contracts	Foreign Currency Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(6)	$—
Index swap contracts	417	—
Foreign currency-related transactions	—	1,442

Total	$411	$1,442

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,189	$—
Index swap contracts	139	—
Foreign currency-related transactions	—	5

Total	$1,328	$5

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

94	Russell Emerging Markets Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,162.30	$1,015.32
Expenses Paid During Period*	$10.24	$9.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,167.10	$1,019.04
Expenses Paid During Period*	$6.23	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio of 1.16% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,168.10	$1,020.28
Expenses Paid During Period*	$4.89	$4.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.91% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell Tax-Managed U.S. Large Cap Fund	95

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.4%
Consumer Discretionary - 14.4%
Abercrombie & Fitch Co. Class A	9,800	429
Amazon.com, Inc. (Æ)	40,600	5,565
Avon Products, Inc.	22,200	718
Bed Bath & Beyond, Inc. (Æ)	4,100	188
Big Lots, Inc. (Æ)	9,000	344
Carnival Corp.	8,100	338
Coach, Inc. (Ñ)	40,800	1,703
Columbia Sportswear Co. (Ñ)	3,200	178
Comcast Corp.Class A	125,300	2,377
Darden Restaurants, Inc.	14,200	635
DIRECTV, Inc. (Æ)	5,600	203
eBay, Inc. (Æ)	55,700	1,326
Family Dollar Stores, Inc. (Ñ)	5,200	206
Gannett Co., Inc.	21,700	369
Gap, Inc. (The)	55,100	1,363
Harley-Davidson, Inc. (Ñ)	33,000	1,116
Home Depot, Inc.	13,500	476
International Game Technology	16,100	339
ITT Educational Services, Inc. (Æ)(Ñ)	1,200	121
Johnson Controls, Inc.	43,000	1,444
KB Home (Ñ)	10,000	185
Kohl’s Corp. (Æ)	13,100	720
Las Vegas Sands Corp. (Æ)(Ñ)	117,320	2,917
Lennar Corp. Class A (Ñ)	28,800	573
Lowe’s Cos., Inc.	139,520	3,784
Mattel, Inc.	6,700	154
McDonald’s Corp.	8,300	586
Nike, Inc. Class B	34,200	2,596
Omnicom Group, Inc.	34,600	1,476
Pulte Group, Inc. (Æ)(Ñ)	135,470	1,773
Rent-A-Center, Inc. Class A (Æ)(Ñ)	28,000	723
Royal Caribbean Cruises, Ltd. (Æ)(Ñ)	9,500	341
Staples, Inc.	91,500	2,153
Starbucks Corp.	71,600	1,860
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)(ö)	30,600	1,668
Target Corp.	46,600	2,650
Time Warner Cable, Inc.	31,547	1,775
Time Warner, Inc.	22,291	737
TJX Cos., Inc.	5,700	264
Toll Brothers, Inc. (Æ)	24,700	558
VF Corp.	6,800	588
Wal-Mart Stores, Inc.	48,400	2,597
Walt Disney Co. (The)	81,400	2,999
Whirlpool Corp. (Ñ)	8,000	871
Wyndham Worldwide Corp.	69,940	1,875
Yum! Brands, Inc.	3,300	140

		56,001

Consumer Staples - 5.9%
Altria Group, Inc.	42,800	907
Church & Dwight Co., Inc.	18,760	1,299
Coca-Cola Co. (The)	51,700	2,763
Coca-Cola Enterprises, Inc.	4,000	111
Colgate-Palmolive Co.	11,320	952

	Principal Amount ($) or Shares	Market Value $
ConAgra Foods, Inc.	15,500	379
CVS Caremark Corp.	99,110	3,660
General Mills, Inc.	21,900	1,559
Kimberly-Clark Corp.	8,600	527
Kraft Foods, Inc. Class A	24,194	716
Kroger Co. (The)	16,200	360
Mead Johnson Nutrition Co.	22,300	1,151
PepsiCo, Inc.	41,620	2,715
Philip Morris International, Inc.	17,400	854
Procter & Gamble Co. (The)	47,185	2,933
Sara Lee Corp.	9,300	132
SYSCO Corp.	21,400	675
Whole Foods Market, Inc. (Æ)(Ñ)	33,230	1,297

		22,990

Energy - 10.6%
Anadarko Petroleum Corp.	2,180	136
Apache Corp.	18,590	1,892
Chevron Corp.	72,587	5,911
ConocoPhillips	23,379	1,384
Devon Energy Corp.	43,200	2,909
El Paso Corp.	180,090	2,179
EOG Resources, Inc.	8,300	931
Exxon Mobil Corp.	91,546	6,211
FMC Technologies, Inc. (Æ)(Ñ)	47,400	3,208
Halliburton Co.	66,500	2,038
National Oilwell Varco, Inc.	79,400	3,496
Noble Corp.	9,800	387
Occidental Petroleum Corp.	30,510	2,705
Royal Dutch Shell PLC - ADR (Ñ)	6,300	395
Schlumberger, Ltd. (Ñ)	75,330	5,380
Southwestern Energy Co. (Æ)	17,760	705
Transocean, Ltd. (Æ)	19,400	1,406

		41,273

Financial Services - 16.8%
ACE, Ltd.	33,500	1,782
Aflac, Inc.	16,700	851
Alexandria Real Estate Equities, Inc. (ö)	6,000	425
Allstate Corp. (The)	4,000	131
American Express Co.	4,800	221
Bank of America Corp.	407,148	7,259
Bank of New York Mellon Corp. (The)	47,956	1,493
BB&T Corp.	17,900	595
Berkshire Hathaway, Inc. Class B (Æ)	6,000	462
Capital One Financial Corp.	17,170	745
Charles Schwab Corp. (The)	150,800	2,909
Citigroup, Inc. (Æ)(Ñ)	459,845	2,009
CME Group, Inc. Class A	6,900	2,266
Comerica, Inc. (Ñ)	41,100	1,726
Digital Realty Trust, Inc. (ö)(Ñ)	5,800	340
Discover Financial Services	102,700	1,588
E*Trade Financial Corp. (Æ)(Ñ)	660,850	1,110
Fifth Third Bancorp	89,390	1,333
Goldman Sachs Group, Inc. (The)	25,500	3,703
Health Care REIT, Inc. (ö)	6,100	274
IntercontinentalExchange, Inc. (Æ)	23,100	2,694

96	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JPMorgan Chase & Co.	129,220	5,502
Kimco Realty Corp. (ö)	6,000	94
Mastercard, Inc. Class A	3,100	769
MetLife, Inc.	47,280	2,155
Morgan Stanley	35,500	1,073
NASDAQ OMX Group, Inc. (The) (Æ)	15,200	319
New York Community Bancorp, Inc. (Ñ)	10,800	178
PNC Financial Services Group, Inc.	38,400	2,581
Principal Financial Group, Inc.	7,300	213
Prudential Financial, Inc.	24,000	1,525
Regions Financial Corp. (Ñ)	14,000	124
RenaissanceRe Holdings, Ltd.	7,500	420
Senior Housing Properties Trust (ö)	3,300	74
Simon Property Group, Inc. (ö)	4,268	380
State Street Corp.	18,600	809
SunTrust Banks, Inc.	12,200	361
T Rowe Price Group, Inc. (Ñ)	15,990	920
US Bancorp	29,800	798
Visa, Inc.	47,005	4,241
Wells Fargo & Co.	200,140	6,627
XL Capital, Ltd. Class A	3,400	60
Zions Bancorporation (Ñ)	78,200	2,247

		65,386

Health Care - 13.0%
Abbott Laboratories	92,300	4,722
Aetna, Inc.	12,200	361
Alexion Pharmaceuticals, Inc. (Æ)	16,200	889
Allergan, Inc.	52,500	3,344
Amgen, Inc. (Æ)	27,640	1,585
Baxter International, Inc.	13,800	652
Biogen Idec, Inc. (Æ)	7,700	410
Bristol-Myers Squibb Co.	19,500	493
Cardinal Health, Inc.	11,200	389
Celgene Corp. (Æ)	19,800	1,227
Cerner Corp. (Æ)(Ñ)	8,600	730
Charles River Laboratories International, Inc. (Æ)(Ñ)	18,000	603
Cigna Corp.	8,000	256
Coventry Health Care, Inc. (Æ)	2,900	69
Covidien PLC	51,925	2,492
Edwards Lifesciences Corp. (Æ)	4,900	505
Express Scripts, Inc. Class A (Æ)	10,380	1,039
Genzyme Corp. (Æ)	55,500	2,955
Gilead Sciences, Inc. (Æ)	14,100	559
Health Management Associates, Inc. Class A (Æ)	120,400	1,122
Illumina, Inc. (Æ)(Ñ)	53,700	2,248
Intuitive Surgical, Inc. (Æ)(Ñ)	12,370	4,460
Johnson & Johnson	21,184	1,362
McKesson Corp.	14,200	920
Medco Health Solutions, Inc. (Æ)	6,800	401
Medtronic, Inc.	5,200	227
Merck & Co., Inc.	77,100	2,702
Pfizer, Inc.	149,600	2,501
Stryker Corp. (Ñ)	14,000	804
Teva Pharmaceutical Industries, Ltd. - ADR	13,100	769

	Principal Amount ($) or Shares	Market Value $
Thermo Fisher Scientific, Inc. (Æ)	62,900	3,477
United Therapeutics Corp. (Æ)(Ñ)	10,000	569
UnitedHealth Group, Inc.	66,100	2,004
Varian Medical Systems, Inc. (Æ)(Ñ)	35,300	1,990
Watson Pharmaceuticals, Inc. Class B (Æ)	29,300	1,255
WellPoint, Inc. (Æ)	11,200	603
Zimmer Holdings, Inc. (Æ)	1,200	73

		50,767

Materials and Processing - 2.9%
Agrium, Inc.	21,620	1,349
Air Products & Chemicals, Inc.	6,900	530
Cliffs Natural Resources, Inc.	4,200	263
Dow Chemical Co. (The)	63,500	1,958
EI du Pont de Nemours & Co.	20,900	833
Freeport-McMoRan Copper & Gold, Inc. Class B	26,300	1,986
Monsanto Co.	32,400	2,043
PPG Industries, Inc.	9,800	690
Praxair, Inc.	15,880	1,330
United States Steel Corp.	5,400	295

		11,277

Producer Durables - 10.1%
Automatic Data Processing, Inc.	2,400	104
Boeing Co. (The)	5,900	427
Caterpillar, Inc.	13,000	885
Chicago Bridge & Iron Co. NV (Æ)	21,800	511
Cooper Industries PLC	9,100	447
CSX Corp.	50,130	2,810
Cummins, Inc.	14,140	1,021
Deere & Co.	20,600	1,232
Eaton Corp.	16,700	1,289
Emerson Electric Co.	20,500	1,071
GATX Corp. (Ñ)	1,300	42
General Dynamics Corp.	9,800	748
General Electric Co.	213,900	4,034
Genpact, Ltd. (Æ)	8,900	150
Goodrich Corp.	5,100	378
Honeywell International, Inc.	16,400	778
Iron Mountain, Inc. (Ñ)	41,250	1,037
ITT Corp.	29,820	1,657
Lincoln Electric Holdings, Inc.	7,000	420
Manpower, Inc.	16,000	898
McDermott International, Inc. (Æ)	42,100	1,154
Norfolk Southern Corp.	9,200	546
Northrop Grumman Corp.	9,600	651
PACCAR, Inc. (Ñ)	28,300	1,317
Parker Hannifin Corp. (Ñ)	29,000	2,006
Republic Services, Inc. Class A	38,504	1,195
Rockwell Collins, Inc. (Ñ)	34,150	2,220
Textron, Inc. (Ñ)	3,400	78
Union Pacific Corp.	17,800	1,347
United Parcel Service, Inc. Class B	23,290	1,610
United Technologies Corp.	83,000	6,221
WW Grainger, Inc.	10,500	1,161
Xerox Corp.	6,415	70

		39,515

Russell Tax-Managed U.S. Large Cap Fund	97

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 20.3%
American Tower Corp. Class A (Æ)	3,100	127
Analog Devices, Inc.	4,300	129
Apple, Inc. (Æ)	47,570	12,422
ASML Holding NV (Ñ)	39,500	1,290
Atmel Corp. (Æ)	29,300	159
Broadcom Corp. Class A	102,100	3,521
Cisco Systems, Inc. (Æ)	311,630	8,389
Cognizant Technology Solutions Corp. Class A (Æ)	34,700	1,776
Corning, Inc.	51,600	993
Cree, Inc. (Æ)(Ñ)	8,000	586
Crown Castle International Corp. (Æ)	6,100	231
EMC Corp. (Æ)	59,000	1,122
F5 Networks, Inc. (Æ)(Ñ)	15,130	1,035
Flir Systems, Inc. (Æ)(Ñ)	36,300	1,110
Google, Inc. Class A (Æ)	15,450	8,118
Hewlett-Packard Co.	133,250	6,925
International Business Machines Corp.	45,670	5,891
Intersil Corp. Class A (Ñ)	17,200	256
Intuit, Inc. (Æ)	6,100	221
Juniper Networks, Inc. (Æ)(Ñ)	11,600	330
Lam Research Corp. (Æ)	27,280	1,106
LSI Corp. (Æ)	40,000	241
Marvell Technology Group, Ltd. (Æ)	49,400	1,020
Microsoft Corp.	132,700	4,053
National Semiconductor Corp.	37,500	554
Novellus Systems, Inc. (Æ)(Ñ)	15,600	409
Oracle Corp.	126,200	3,261
QUALCOMM, Inc.	145,440	5,634
Rovi Corp. (Æ)	457	18
Salesforce.com, Inc. (Æ)(Ñ)	55,740	4,771
SanDisk Corp. (Æ)	17,000	678
Sybase, Inc. (Æ)(Ñ)	11,600	503
VMware, Inc. Class A (Æ)(Ñ)	31,200	1,923
Xilinx, Inc.	7,800	201

		79,003

Utilities - 2.4%
America Movil SAB de CV Series L	12,000	618
American Water Works Co., Inc.	11,800	257
AT&T, Inc.	48,556	1,265
CMS Energy Corp. (Ñ)	8,400	137
Dynegy, Inc. Class A (Æ)	3,332	4
Edison International	15,100	519
Entergy Corp.	3,900	317
FPL Group, Inc.	18,900	984
NV Energy, Inc.	24,300	303
PG&E Corp.	10,400	456
Portland General Electric Co.	5,100	101
Public Service Enterprise Group, Inc.	22,500	723
Qwest Communications International, Inc. (Ñ)	28,200	147
SCANA Corp.	6,500	257
Southern Co.	9,400	325

	Principal Amount ($) or Shares	Market Value $
Sprint Nextel Corp. (Æ)	154,800	658
Verizon Communications, Inc.	47,838	1,382
Xcel Energy, Inc.	47,300	1,029

		9,482

Total Common Stocks (cost $282,400)		375,694

Short-Term Investments - 3.3%
Russell U.S. Cash Management Fund (£)	12,685,449	12,685

Total Short-Term Investments (cost $12,685)		12,685

Other Securities - 11.0%
Russell U.S. Cash Collateral Fund (×)	24,058,771	24,059
State Street Securities Lending Quality Trust (×)	18,653,928	18,605

Total Other Securities (cost $42,713)		42,664

Total Investments - 110.7% (identified cost $337,798)		431,043

Other Assets and Liabilities, Net - (10.7%)		(41,632)

Net Assets - 100.0%		389,411

See accompanying notes which are an integral part of the financial statements.

98	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index (CME)	162	USD	9,586	06/10	210
S&P 500 Index (CME)	14	USD	4,142	06/10	148

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					358

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Large Cap Fund	99

Russell Investment Company

Russell Tax-Managed U.S Large Cap Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Consumer Discretionary	$56,001	$—	$—	$56,001	14.4
Consumer Staples	22,990	—	—	22,990	5.9
Energy	41,273	—	—	41,273	10.6
Financial Services	65,386	—	—	65,386	16.8
Health Care	50,767	—	—	50,767	13.0
Materials and Processing	11,277	—	—	11,277	2.9
Producer Durables	39,515	—	—	39,515	10.1
Technology	79,003	—	—	79,003	20.3
Utilities	9,482	—	—	9,482	2.4
Short-Term Investments	—	12,685	—	12,685	3.3
Other Securities	—	42,664	—	42,664	11.0

Total Investments	375,694	55,349	—	431,043	110.7

Other Assets and Liabilities, Net					(10.7)

					100.0

Other Financial Instruments
Futures Contracts	358	—	—	358	0.1

Total Other Financial Instruments*	358	—	—	358

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$358

Derivatives not accounted for as hedging instruments	Equity Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,728

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$552

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

100	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,253.60	$1,013.74
Expenses Paid During Period*	$12.46	$11.13

*	Expenses are equal to the Fund’s annualized expense ratio of 2.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,257.20	$1,017.46
Expenses Paid During Period*	$8.28	$7.40

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,259.20	$1,018.70
Expenses Paid During Period*	$6.89	$6.16

*	Expenses are equal to the Fund’s annualized expense ratio of 1.23% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell Tax-Managed U.S. Mid & Small Cap Fund	101

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.2%
Consumer Discretionary - 18.7%
Aaron’s, Inc.	6,098	138
Aeropostale, Inc. (Æ)	6,438	187
American Public Education, Inc. (Æ)(Ñ)	2,720	115
Amerigon, Inc. (Æ)	30,200	296
AnnTaylor Stores Corp. (Æ)	27,820	604
Arbitron, Inc. (Ñ)	7,116	219
BJ’s Restaurants, Inc. (Æ)(Ñ)	23,800	574
Bridgepoint Education, Inc. (Æ)	16,200	417
Brinker International, Inc.	7,641	142
Buffalo Wild Wings, Inc. (Æ)(Ñ)	12,500	517
California Pizza Kitchen, Inc. (Æ)	7,865	161
Callaway Golf Co. (Ñ)	50,291	472
Capella Education Co. (Æ)(Ñ)	11,400	1,033
CarMax, Inc. (Æ)(Ñ)	10,752	264
Carter’s, Inc. (Æ)	18,639	601
Cato Corp. (The) Class A (Ñ)	23,355	555
Cheesecake Factory, Inc. (The) (Æ)(Ñ)	18,726	509
Cherokee, Inc. (Ñ)	5,038	103
Chico’s FAS, Inc. (Ñ)	13,239	197
ChinaCast Education Corp. (Æ)(Ñ)	45,950	309
Citi Trends, Inc. (Æ)(Ñ)	7,370	247
Constant Contact, Inc. (Æ)(Ñ)	14,800	378
Cooper Tire & Rubber Co. (Ñ)	18,350	389
Core-Mark Holding Co., Inc. (Æ)(Ñ)	4,245	130
Corinthian Colleges, Inc. (Æ)(Ñ)	31,889	498
Dana Holding Corp. (Æ)(Ñ)	9,122	122
Domino’s Pizza, Inc. (Æ)	25,571	394
DR Horton, Inc. (Ñ)	12,139	178
DreamWorks Animation SKG, Inc. Class A (Æ)	13,288	527
Drugstore.Com, Inc. (Æ)(Ñ)	47,050	172
Ethan Allen Interiors, Inc.	8,870	179
Gannett Co., Inc. (Ñ)	7,954	135
Gaylord Entertainment Co. (Æ)(Ñ)	4,826	163
Gentex Corp.	11,113	239
Goodyear Tire & Rubber Co. (The) (Æ)	10,415	140
GSI Commerce, Inc. (Æ)(Ñ)	9,435	257
Guess?, Inc.	6,910	317
Hanesbrands, Inc. (Æ)	5,494	156
Hertz Global Holdings, Inc. (Æ)(Ñ)	14,575	211
hhgregg, Inc. (Æ)(Ñ)	12,490	358
Hibbett Sports, Inc. (Æ)(Ñ)	22,600	622
HSN, Inc. (Æ)(Ñ)	16,663	502
Iconix Brand Group, Inc. (Æ)(Ñ)	7,469	129
International Speedway Corp. Class A	1,430	44
Interpublic Group of Cos., Inc. (Æ)	19,460	173
ITT Educational Services, Inc. (Æ)(Ñ)	1,556	157
Jack in the Box, Inc. (Æ)(Ñ)	18,795	442
John Wiley & Sons, Inc. Class A (Ñ)	3,050	129
K12, Inc. (Æ)(Ñ)	18,900	447
Life Time Fitness, Inc. (Æ)(Ñ)	2,427	89
LKQ Corp. (Æ)	48,900	1,030
Lumber Liquidators Holdings, Inc. (Æ)(Ñ)	17,400	530
Matthews International Corp. Class A (Ñ)	10,900	382
MDC Holdings, Inc. (Ñ)	3,430	131

	Principal Amount ($) or Shares	Market Value $
Meredith Corp. (Ñ)	17,425	626
MWI Veterinary Supply, Inc. (Æ)(Ñ)	23,747	996
Orient-Express Hotels, Ltd. Class A (Æ)(Ñ)	18,890	258
Pool Corp.	6,753	166
Pulte Group, Inc. (Æ)(Ñ)	38,635	506
RadioShack Corp. (Ñ)	10,133	218
Red Robin Gourmet Burgers, Inc. (Æ)(Ñ)	19,858	485
Ross Stores, Inc. (Ñ)	3,272	183
Rue21, Inc. (Æ)(Ñ)	8,300	262
School Specialty, Inc. (Æ)(Ñ)	5,732	134
Service Corp. International (Ñ)	20,340	183
Shoe Carnival, Inc. (Æ)(Ñ)	7,055	195
Shutterfly, Inc. (Æ)	17,800	419
Signet Jewelers, Ltd. (Æ)	5,757	184
Snap-On, Inc.	9,095	438
Sonic Corp. (Æ)(Ñ)	10,434	122
Tenneco, Inc. (Æ)	25,850	666
Texas Roadhouse, Inc. Class A (Æ)(Ñ)	13,100	194
Tiffany & Co.	6,108	296
Titan International, Inc. (Ñ)	34,279	425
TiVo, Inc. (Æ)(Ñ)	11,785	207
Tractor Supply Co. (Ñ)	7,847	527
True Religion Apparel, Inc. (Æ)	6,980	218
Tupperware Brands Corp.	4,264	218
Ulta Salon Cosmetics & Fragrance, Inc. (Æ)(Ñ)	11,900	275
United Stationers, Inc. (Æ)	5,155	316
Urban Outfitters, Inc. (Æ)	10,335	388
ValueClick, Inc. (Æ)	8,852	91
VistaPrint NV (Æ)(Ñ)	23,152	1,194
WESCO International, Inc. (Æ)(Ñ)	11,665	474
Weyco Group, Inc. (Ñ)	4,498	110
WMS Industries, Inc. (Æ)(Ñ)	6,585	329
Wyndham Worldwide Corp.	8,302	223

		28,936

Consumer Staples - 3.3%
Casey’s General Stores, Inc. (Ñ)	3,986	154
Constellation Brands, Inc. Class A (Æ)(Ñ)	7,438	136
Del Monte Foods Co.	9,775	146
Energizer Holdings, Inc. (Æ)(Ñ)	2,147	131
Flowers Foods, Inc. (Ñ)	15,480	408
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	1,944	141
Hain Celestial Group, Inc. (The) (Æ)(Ñ)	7,005	139
Hansen Natural Corp. (Æ)	6,382	281
JM Smucker Co. (The)	2,638	161
Lance, Inc.	16,585	384
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	18,100	717
Ralcorp Holdings, Inc. (Æ)	2,598	173
Ruddick Corp. (Ñ)	4,801	170
TreeHouse Foods, Inc. (Æ)(Ñ)	31,340	1,325
United Natural Foods, Inc. (Æ)(Ñ)	16,537	508
Whole Foods Market, Inc. (Æ)(Ñ)	3,525	138

		5,112

102	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Energy - 4.7%
Alpha Natural Resources, Inc. (Æ)	3,952	186
Arena Resources, Inc. (Æ)	4,353	161
Atwood Oceanics, Inc. (Æ)	6,520	237
Cabot Oil & Gas Corp.	4,510	163
CARBO Ceramics, Inc. (Ñ)	3,910	286
Concho Resources, Inc. (Æ)(Ñ)	5,050	287
Dril-Quip, Inc. (Æ)(Ñ)	10,400	602
EXCO Resources, Inc. (Ñ)	12,415	230
Forest Oil Corp. (Æ)	24,951	731
FX Energy, Inc. (Æ)(Ñ)	23,193	100
Gran Tierra Energy, Inc. (Æ)(Ñ)	27,937	169
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	4,292	105
ION Geophysical Corp. (Æ)(Ñ)	60,515	364
Lufkin Industries, Inc.	1,370	117
North American Energy Partners, Inc. (Æ)(Ñ)	33,648	380
Oceaneering International, Inc. (Æ)	2,697	177
Oil States International, Inc. (Æ)	4,736	229
Parker Drilling Co. (Æ)(Ñ)	24,710	137
Rosetta Resources, Inc. (Æ)	9,167	228
Superior Energy Services, Inc. (Æ)	14,196	384
Superior Well Services, Inc. (Æ)(Ñ)	15,280	222
Tesoro Corp. (Ñ)	8,604	113
USEC, Inc. (Æ)	18,759	113
Walter Energy, Inc. Class A (Ñ)	5,969	482
Whiting Petroleum Corp. (Æ)(Ñ)	10,985	992
Willbros Group, Inc. (Æ)(Ñ)	6,642	83

		7,278

Financial Services - 17.1%
Advent Software, Inc. (Æ)	17,400	786
American Campus Communities, Inc. (ö)	11,785	332
American Equity Investment Life Holding Co.	50,210	528
AmeriCredit Corp. (Æ)	8,888	213
Apollo Investment Corp. (Ñ)	14,259	173
Ares Capital Corp. (Ñ)	12,192	193
Argo Group International Holdings, Ltd.	16,419	542
Astoria Financial Corp.	27,423	443
Axis Capital Holdings, Ltd.	6,444	201
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	95
Bank of Hawaii Corp.	7,847	415
Bank of the Ozarks, Inc.	12,355	475
BioMed Realty Trust, Inc. (ö)(Ñ)	12,185	226
Broadridge Financial Solutions, Inc.	7,021	167
Camden Property Trust (ö)	3,864	187
Cash America International, Inc. (Ñ)	4,181	155
CB Richard Ellis Group, Inc. Class A (Æ)(Ñ)	23,778	412
CBL & Associates Properties, Inc. (ö)	11,050	161
Cedar Shopping Centers, Inc. (ö)(Ñ)	40,960	326
Community Bank System, Inc. (Ñ)	9,887	244
Cybersource Corp. (Æ)	20,360	523
Delphi Financial Group, Inc. Class A (Ñ)	5,681	156
DuPont Fabros Technology, Inc. (ö)	17,125	380

	Principal Amount ($) or Shares	Market Value $
EastGroup Properties, Inc. (ö)(Ñ)	3,592	147
Employers Holdings, Inc.	9,125	150
Equifax, Inc. (Ñ)	5,191	174
Euronet Worldwide, Inc. (Æ)(Ñ)	5,545	88
Extra Space Storage, Inc. (ö)	14,309	215
Ezcorp, Inc. Class A (Æ)	24,700	512
Fair Isaac Corp. (Ñ)	19,233	405
Federal Realty Investment Trust (ö)(Ñ)	3,132	242
Fidelity National Financial, Inc. Class A	10,266	156
Fidelity National Information Services, Inc.	4,083	107
First Commonwealth Financial Corp. (Ñ)	17,759	116
First Horizon National Corp. (Æ)(Ñ)	12,624	179
First Industrial Realty Trust, Inc. (Æ)(ö)(Ñ)	28,818	230
First Midwest Bancorp, Inc. (Ñ)	41,527	631
Franklin Street Properties Corp. (ö)(Ñ)	10,831	160
Genworth Financial, Inc. Class A (Æ)	15,238	252
Glacier Bancorp, Inc. (Ñ)	35,247	652
Greenhill & Co., Inc.	3,214	283
Hanover Insurance Group, Inc. (The) (Ñ)	9,274	418
Harleysville Group, Inc. (Ñ)	5,355	172
Health Care REIT, Inc. (ö)	4,831	217
Home Properties, Inc. (ö)(Ñ)	7,851	390
Huntington Bancshares, Inc. (Ñ)	29,550	200
Iberiabank Corp. (Ñ)	3,104	191
Inland Real Estate Corp. (ö)(Ñ)	16,183	152
Investors Real Estate Trust (ö)(Ñ)	11,046	96
Jack Henry & Associates, Inc.	9,750	249
Jefferies Group, Inc. (Ñ)	6,369	173
Kayne Anderson Energy Development Co. (Ñ)	5,082	82
KeyCorp	27,818	251
Lazard, Ltd. Class A	4,945	191
Markel Corp. (Æ)(Ñ)	462	177
Marshall & Ilsley Corp.	19,065	174
MF Global Holdings, Ltd. (Æ)(Ñ)	25,220	233
MGIC Investment Corp. (Æ)(Ñ)	33,271	347
Mid-America Apartment Communities, Inc. (ö)(Ñ)	18,716	1,034
MSCI, Inc. Class A (Æ)	9,935	344
National Penn Bancshares, Inc. (Ñ)	17,730	130
Nationwide Health Properties, Inc. (ö)	5,778	202
Navigators Group, Inc. (Æ)	2,522	101
NewAlliance Bancshares, Inc. (Ñ)	13,152	171
Och-Ziff Capital Management Group LLC (Ñ)	21,030	369
Old National Bancorp (Ñ)	35,200	472
PacWest Bancorp (Ñ)	7,731	186
PartnerRe, Ltd. - ADR	2,400	186
Piper Jaffray Cos. (Æ)(Ñ)	2,717	107
PMI Group, Inc. (The) (Æ)(Ñ)	58,468	305
Post Properties, Inc. (ö)(Ñ)	7,537	194
PrivateBancorp, Inc. Class A (Ñ)	19,440	278
Prosperity Bancshares, Inc. (Ñ)	9,809	385
Raymond James Financial, Inc. (Ñ)	4,948	152
Reinsurance Group of America, Inc. Class A	2,940	152
RLI Corp. (Ñ)	6,745	391
Selective Insurance Group, Inc. (Ñ)	29,468	492

Russell Tax-Managed U.S. Mid & Small Cap Fund	103

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Signature Bank NY (Æ)(Ñ)	22,888	924
SL Green Realty Corp. (ö)(Ñ)	4,181	260
State Auto Financial Corp. (Ñ)	6,466	116
Sterling Bancshares, Inc. (Ñ)	15,392	91
Sun Communities, Inc. (ö)(Ñ)	22,409	648
Synovus Financial Corp. (Ñ)	11,719	35
Tanger Factory Outlet Centers (ö)(Ñ)	4,001	166
Umpqua Holdings Corp. (Ñ)	13,510	202
United Bankshares, Inc. (Ñ)	11,820	343
United Fire & Casualty Co. (Ñ)	8,085	185
Valley National Bancorp (Ñ)	37,933	616
Ventas, Inc. (ö)(Ñ)	3,726	176
Waddell & Reed Financial, Inc. Class A	6,000	223
Washington Real Estate Investment Trust (ö)(Ñ)	5,714	180
Westamerica Bancorporation (Ñ)	9,353	550
Westwood Holdings Group, Inc. (Ñ)	2,599	100
WSFS Financial Corp. (Ñ)	3,871	163

		26,374

Health Care - 13.2%
Abaxis, Inc. (Æ)	14,200	368
Alexion Pharmaceuticals, Inc. (Æ)	13,468	739
Align Technology, Inc. (Æ)	25,562	434
American Medical Systems Holdings, Inc. (Æ)(Ñ)	8,058	144
AMERIGROUP Corp. Class A (Æ)(Ñ)	20,670	749
Amsurg Corp. Class A (Æ)(Ñ)	5,498	114
athenahealth, Inc. (Æ)(Ñ)	7,970	231
Auxilium Pharmaceuticals, Inc. (Æ)(Ñ)	3,796	135
Bio-Reference Labs, Inc. (Æ)(Ñ)	40,000	936
Catalyst Health Solutions, Inc. (Æ)	19,900	842
Celldex Therapeutics, Inc. (Æ)(Ñ)	19,469	159
Charles River Laboratories International, Inc. (Æ)	5,001	167
Chemed Corp. (Ñ)	13,713	754
Clarient, Inc. (Æ)(Ñ)	100,400	303
Conceptus, Inc. (Æ)(Ñ)	8,300	157
Cooper Cos., Inc. (The) (Ñ)	3,994	155
Covance, Inc. (Æ)(Ñ)	3,134	179
Dendreon Corp. (Æ)(Ñ)	5,295	287
Dentsply International, Inc. (Ñ)	4,404	161
Eclipsys Corp. (Æ)(Ñ)	5,794	120
Edwards Lifesciences Corp. (Æ)	2,450	253
Emergency Medical Services Corp. Class A (Æ)	2,280	121
Endo Pharmaceuticals Holdings, Inc. (Æ)	7,002	153
Gentiva Health Services, Inc. (Æ)(Ñ)	15,379	441
Greatbatch, Inc. (Æ)(Ñ)	5,955	133
Haemonetics Corp. (Æ)(Ñ)	8,097	468
Healthsouth Corp. (Æ)(Ñ)	21,926	449
Henry Schein, Inc. (Æ)(Ñ)	2,886	175
HMS Holdings Corp. (Æ)(Ñ)	17,400	931
Hologic, Inc. (Æ)	9,896	177
Human Genome Sciences, Inc. (Æ)(Ñ)	16,720	463
Inverness Medical Innovations, Inc. (Æ)(Ñ)	3,875	154
IPC The Hospitalist Co., Inc. (Æ)(Ñ)	22,100	686

	Principal Amount ($) or Shares	Market Value $
Kindred Healthcare, Inc. (Æ)(Ñ)	13,780	246
LifePoint Hospitals, Inc. (Æ)	7,908	302
Magellan Health Services, Inc. (Æ)	13,603	574
MannKind Corp. (Æ)(Ñ)	18,643	130
Matrixx Initiatives, Inc. (Æ)(Ñ)	9,504	49
Medical Action Industries, Inc. (Æ)(Ñ)	21,987	261
Mednax, Inc. (Æ)	2,867	158
Merit Medical Systems, Inc. (Æ)(Ñ)	38,215	618
Myriad Pharmaceuticals, Inc. (Æ)(Ñ)	17,226	85
Neogen Corp. (Æ)(Ñ)	24,214	637
NuVasive, Inc. (Æ)(Ñ)	3,122	130
Omnicell, Inc. (Æ)(Ñ)	9,130	122
Orthofix International NV (Æ)(Ñ)	3,868	132
Parexel International Corp. (Æ)	13,580	320
PDL BioPharma, Inc. (Ñ)	15,776	92
Pharmasset, Inc. (Æ)(Ñ)	5,750	186
PharMerica Corp. (Æ)	8,840	171
Phase Forward, Inc. (Æ)	32,800	551
PSS World Medical, Inc. (Æ)(Ñ)	26,351	617
Quality Systems, Inc. (Ñ)	1,813	116
RehabCare Group, Inc. (Æ)	13,905	397
Seattle Genetics, Inc. (Æ)(Ñ)	12,169	153
Sunrise Senior Living, Inc. (Æ)	25,012	139
SXC Health Solutions Corp. (Æ)	8,300	578
Techne Corp.	2,619	173
Tenet Healthcare Corp. (Æ)	19,776	124
United Therapeutics Corp. (Æ)(Ñ)	5,825	331
Universal Health Services, Inc. Class B	5,570	207
US Physical Therapy, Inc. (Æ)	25,211	442
VCA Antech, Inc. (Æ)(Ñ)	6,630	189
Viropharma, Inc. (Æ)(Ñ)	10,814	138
Watson Pharmaceuticals, Inc. Class B (Æ)	4,436	190
Zoll Medical Corp. (Æ)(Ñ)	6,172	189

		20,485

Materials and Processing - 6.1%
AAON, Inc.	5,804	140
Airgas, Inc.	3,415	217
AK Steel Holding Corp.	5,349	90
Arch Chemicals, Inc. (Ñ)	16,589	564
Ashland, Inc.	3,215	191
Ball Corp.	3,878	206
Belden, Inc.	5,324	146
Buckeye Technologies, Inc. (Æ)	24,050	340
Carpenter Technology Corp.	13,588	534
CF Industries Holdings, Inc.	1,341	112
Coeur d’Alene Mines Corp. (Æ)(Ñ)	6,346	114
Commercial Metals Co. (Ñ)	10,069	150
Compass Minerals International, Inc. (Ñ)	8,597	647
Crown Holdings, Inc. (Æ)	5,924	154
Deltic Timber Corp. (Ñ)	4,050	213
Eastman Chemical Co. (Ñ)	3,259	218
Gibraltar Industries, Inc. (Æ)	18,917	284
HB Fuller Co.	6,494	152
Horsehead Holding Corp. (Æ)(Ñ)	12,563	149
Interline Brands, Inc. (Æ)(Ñ)	20,189	420
Kaydon Corp.	9,628	401

104	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lennox International, Inc.	4,420	200
Martin Marietta Materials, Inc. (Ñ)	2,202	211
Minerals Technologies, Inc.	2,691	155
Owens Corning (Æ)	6,810	237
Pactiv Corp. (Æ)	6,078	154
Quanex Building Products Corp. (Ñ)	8,096	154
Rogers Corp. (Æ)(Ñ)	4,066	136
RPM International, Inc.	9,551	211
Silgan Holdings, Inc. (Ñ)	7,215	435
Solutia, Inc. (Æ)	18,400	324
Sonoco Products Co. (Ñ)	6,294	209
Spartech Corp. (Æ)(Ñ)	36,352	518
Steel Dynamics, Inc.	11,150	175
Temple-Inland, Inc.	3,846	90
Texas Industries, Inc. (Ñ)	6,300	238
Universal Forest Products, Inc. (Ñ)	3,533	149
Wausau Paper Corp. (Æ)(Ñ)	17,235	153
WR Grace & Co. (Æ)	7,269	210

		9,401

Producer Durables - 13.0%
Advanced Energy Industries, Inc. (Æ)	23,869	351
Advisory Board Co. (The) (Æ)(Ñ)	3,948	130
Aecom Technology Corp. (Æ)	4,617	139
Alexander & Baldwin, Inc.	11,961	426
American Superconductor Corp. (Æ)	4,047	118
Ametek, Inc.	4,483	194
AMR Corp. (Æ)	25,228	186
Applied Industrial Technologies, Inc. (Ñ)	6,221	192
Barnes Group, Inc.	29,861	621
Bristow Group, Inc. (Æ)(Ñ)	16,065	622
Bucyrus International, Inc. Class A (Ñ)	13,637	859
Carlisle Cos., Inc.	5,356	202
CDI Corp. (Ñ)	7,527	131
Con-way, Inc.	4,608	179
Consolidated Graphics, Inc. (Æ)(Ñ)	12,800	536
Corrections Corp. of America (Æ)	6,957	144
CoStar Group, Inc. (Æ)(Ñ)	16,636	731
Donaldson Co., Inc. (Ñ)	4,620	214
Eagle Bulk Shipping, Inc. (Æ)(Ñ)	63,931	370
Electronics for Imaging, Inc. (Æ)	18,670	240
EnergySolutions, Inc.	28,210	205
EnPro Industries, Inc. (Æ)(Ñ)	11,743	371
ESCO Technologies, Inc.	3,393	105
ExlService Holdings, Inc. (Æ)	8,937	142
Federal Signal Corp. (Ñ)	12,796	103
Franklin Electric Co., Inc. (Ñ)	9,980	349
Gardner Denver, Inc.	9,280	467
GATX Corp. (Ñ)	5,200	170
General Maritime Corp. (Ñ)	54,377	441
Genesee & Wyoming, Inc. Class A (Æ)(Ñ)	11,331	443
GrafTech International, Ltd. (Æ)(Ñ)	10,240	173
HEICO Corp. (Ñ)	3,966	171
HNI Corp. (Ñ)	6,527	203
IDEX Corp.	10,596	356
Joy Global, Inc.	5,100	290
Kadant, Inc. (Æ)	10,995	220

	Principal Amount ($) or Shares	Market Value $
Kansas City Southern (Æ)(Ñ)	17,147	695
KBR, Inc.	7,435	164
Kennametal, Inc.	12,305	404
Knight Transportation, Inc. (Ñ)	26,200	558
Knightsbridge Tankers, Ltd.	2,589	49
Knoll, Inc.	23,750	332
Lexmark International, Inc. Class A (Æ)(Ñ)	5,588	207
Littelfuse, Inc. (Æ)(Ñ)	4,790	202
Manitowoc Co., Inc. (The)	8,480	119
Manpower, Inc.	4,800	269
MAXIMUS, Inc.	3,055	189
Modine Manufacturing Co. (Æ)(Ñ)	29,193	409
Navigant Consulting, Inc. (Æ)	8,710	112
Navistar International Corp. (Æ)	7,879	381
Nordson Corp. (Ñ)	7,388	531
Old Dominion Freight Line, Inc. (Æ)(Ñ)	11,520	413
Orbital Sciences Corp. (Æ)(Ñ)	6,866	126
Oshkosh Corp. (Æ)(Ñ)	3,139	121
Overseas Shipholding Group, Inc. (Ñ)	2,935	147
Pentair, Inc.	5,889	213
Robbins & Myers, Inc.	14,833	384
Robert Half International, Inc. (Ñ)	5,985	164
Roper Industries, Inc. (Ñ)	3,403	208
Shaw Group, Inc. (The) (Æ)	3,731	143
Skywest, Inc.	8,221	123
Taser International, Inc. (Æ)(Ñ)	18,117	86
Teekay Tankers, Ltd. Class A	11,373	145
Tennant Co. (Ñ)	7,315	252
Tetra Tech, Inc. (Æ)	17,167	418
Toro Co. (The) (Ñ)	13,067	744
Tutor Perini Corp. (Æ)(Ñ)	15,008	364
Wabtec Corp. (Ñ)	9,734	463
World Fuel Services Corp. (Ñ)	4,770	136

		20,065

Technology - 16.3%
Advanced Analogic Technologies, Inc. (Æ)(Ñ)	27,544	105
Advanced Micro Devices, Inc. (Æ)	25,851	234
Akamai Technologies, Inc. (Æ)(Ñ)	7,663	298
American Science & Engineering, Inc.	4,103	308
Anixter International, Inc. (Æ)	7,820	410
Ansys, Inc. (Æ)	23,707	1,067
Applied Micro Circuits Corp. (Æ)(Ñ)	13,404	151
Archipelago Learning, Inc. (Æ)	21,241	308
Ariba, Inc. (Æ)(Ñ)	11,688	167
Aruba Networks, Inc. (Æ)	17,120	215
Atheros Communications, Inc. (Æ)(Ñ)	14,360	558
Atmel Corp. (Æ)	38,505	209
Aviat Networks, Inc. (Æ)(Ñ)	13,238	86
Avnet, Inc. (Æ)	5,180	166
Benchmark Electronics, Inc. (Æ)	26,697	578
Black Box Corp.	4,064	127
Blackboard, Inc. (Æ)	20,600	876
Blue Coat Systems, Inc. (Æ)(Ñ)	9,095	296
Bottomline Technologies, Inc. (Æ)	16,488	287
Brocade Communications Systems, Inc. (Æ)	18,307	119

Russell Tax-Managed U.S. Mid & Small Cap Fund	105

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CACI International, Inc. Class A (Æ)(Ñ)	12,816	608
City Telecom HK, Ltd. - ADR	13,810	205
CommScope, Inc. (Æ)(Ñ)	4,042	132
Concur Technologies, Inc. (Æ)(Ñ)	8,700	365
DealerTrack Holdings, Inc. (Æ)(Ñ)	21,800	332
Diodes, Inc. (Æ)(Ñ)	24,112	518
Double-Take Software, Inc. (Æ)(Ñ)	11,869	128
Earthlink, Inc. (Ñ)	15,729	142
Ebix, Inc. (Æ)(Ñ)	30,200	491
Emulex Corp. (Æ)(Ñ)	38,385	451
Entegris, Inc. (Æ)(Ñ)	74,040	458
Equinix, Inc. (Æ)(Ñ)	2,000	201
F5 Networks, Inc. (Æ)(Ñ)	17,225	1,179
Fairchild Semiconductor International, Inc. Class A (Æ)	60,878	683
Finisar Corp. (Æ)(Ñ)	20,880	312
GTSI Corp. (Æ)	22,416	143
Harmonic, Inc. (Æ)(Ñ)	40,330	276
Hittite Microwave Corp. (Æ)(Ñ)	13,400	687
Interactive Intelligence, Inc. (Æ)(Ñ)	21,390	423
IPG Photonics Corp. (Æ)(Ñ)	7,740	135
Jabil Circuit, Inc.	12,332	189
LivePerson, Inc. (Æ)(Ñ)	72,935	602
LogMeIn, Inc. (Æ)	15,900	372
LSI Corp. (Æ)	36,536	220
Mantech International Corp. Class A (Æ)(Ñ)	9,871	444
Mentor Graphics Corp. (Æ)(Ñ)	43,405	390
MICROS Systems, Inc. (Æ)	4,815	179
Netlogic Microsystems, Inc. (Æ)(Ñ)	29,180	910
Newport Corp. (Æ)(Ñ)	10,062	119
NIC, Inc. (Ñ)	62,490	441
Nuance Communications, Inc. (Æ)(Ñ)	10,955	200
NVE Corp. (Æ)(Ñ)	1,714	83
ON Semiconductor Corp. (Æ)(Ñ)	24,910	198
Parametric Technology Corp. (Æ)(Ñ)	19,860	369
Plexus Corp. (Æ)(Ñ)	24,920	923
Power Integrations, Inc. (Ñ)	14,200	546
Progress Software Corp. (Æ)(Ñ)	22,070	712
Red Hat, Inc. (Æ)	7,105	212
RF Micro Devices, Inc. (Æ)(Ñ)	23,836	134
Riverbed Technology, Inc. (Æ)(Ñ)	15,550	482
Rovi Corp. (Æ)	67	3
SAVVIS, Inc. (Æ)(Ñ)	8,754	154
SolarWinds, Inc. (Æ)(Ñ)	21,600	401
Sourcefire, Inc. (Æ)(Ñ)	9,090	203
Stanley, Inc. (Æ)(Ñ)	15,500	490
SuccessFactors, Inc. (Æ)	10,970	230
Syntel, Inc. (Ñ)	2,747	99
Tellabs, Inc.	27,696	251
TIBCO Software, Inc. (Æ)	18,225	208
TriQuint Semiconductor, Inc. (Æ)	23,726	179
Tyler Technologies, Inc. (Æ)(Ñ)	18,600	317
Unisys Corp. (Æ)(Ñ)	3,960	111
United Online, Inc.	13,767	110
Varian Semiconductor Equipment Associates, Inc. (Æ)	5,566	183

	Principal Amount ($) or Shares	Market Value $
Volterra Semiconductor Corp. (Æ)(Ñ)	7,420	178

		25,276

Utilities - 3.8%
Alaska Communications Systems Group, Inc. (Ñ)	49,861	427
Atlantic Tele-Network, Inc.	2,106	116
Avista Corp. (Ñ)	14,530	314
Black Hills Corp.	10,515	346
CenterPoint Energy, Inc.	13,848	199
Central Vermont Public Service Corp. (Ñ)	6,280	137
CenturyTel, Inc.	3,910	133
Clearwire Corp. (Æ)(Ñ)	7,740	60
Cleco Corp.	20,168	553
Connecticut Water Service, Inc. (Ñ)	4,800	114
El Paso Electric Co. (Æ)(Ñ)	23,887	508
Empire District Electric Co. (The) (Ñ)	7,038	137
Great Plains Energy, Inc. (Ñ)	8,785	170
ITC Holdings Corp.	3,085	172
j2 Global Communications, Inc. (Æ)	11,635	280
Laclede Group, Inc. (The)	4,089	139
National Fuel Gas Co. (Ñ)	3,916	204
New Jersey Resources Corp. (Ñ)	3,497	132
Northeast Utilities	7,210	200
Northwest Natural Gas Co. (Ñ)	2,782	132
NorthWestern Corp. (Ñ)	19,915	602
NSTAR	4,936	181
Otter Tail Corp. (Ñ)	4,867	108
RRI Energy, Inc. (Æ)(Ñ)	25,025	102
Southwest Gas Corp.	4,728	147
Telephone & Data Systems, Inc. (Ñ)	2,257	78
Time Warner Telecom, Inc. Class A (Æ)(Ñ)	10,467	186

		5,877

Total Common Stocks (cost $119,824)		148,804

Short-Term Investments - 3.6%
Russell U.S. Cash Management Fund (£)	5,633,035	5,633

Total Short-Term Investments (cost $5,633)		5,633

Other Securities - 43.9%
Russell U.S. Cash Collateral Fund (×)	38,299,047	38,299
State Street Securities Lending Quality Trust (×)	29,695,102	29,617

Total Other Securities (cost $67,994)		67,916

Total Investments - 143.7% (identified cost $193,451)		222,353

Other Assets and Liabilities, Net - (43.7%)		(67,652)

Net Assets - 100.0%		154,701

See accompanying notes which are an integral part of the financial statements.

106	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index (CME)	82	USD	5,867	06/10	336

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					336

See accompanying notes which are an integral part of the financial statements.

Russell Tax-Managed U.S. Mid & Small Cap Fund	107

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$28,936	$—	$—	$28,936	18.7
Consumer Staples	5,112	—	—	5,112	3.3
Energy	7,278	—	—	7,278	4.7
Financial Services	26,374	—	—	26,374	17.1
Health Care	20,485	—	—	20,485	13.2
Materials and Processing	9,401	—	—	9,401	6.1
Producer Durables	20,065	—	—	20,065	13.0
Technology	25,276	—	—	25,276	16.3
Utilities	5,877	—	—	5,877	3.8
Short-Term Investments	—	5,633	—	5,633	3.6
Other Securities	—	67,916	—	67,916	43.9

Total Investments	148,804	73,549	—	222,353	143.7

Other Assets and Liabilities, Net					(43.7)

					100.0

Other Financial Instruments
Futures Contracts	336	—	—	336	0.2

Total Other Financial Instruments*	336	—	—	336

*	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Assets and Liabilities - Assets
Daily variation margin on futures contracts*	$336

Derivatives not accounted for as hedging instruments	Equity Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,154

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$675

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

108	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Strategic Bond Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,066.40	$1,020.47
Expenses Paid During Period*	$4.87	$4.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,062.30	$1,016.36
Expenses Paid During Period*	$8.69	$8.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,067.30	$1,020.58
Expenses Paid During Period*	$4.36	$4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,067.80	$1,021.82
Expenses Paid During Period*	$3.08	$3.01

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

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Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,067.50	$1,021.32
Expenses Paid During Period*	$3.59	$3.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.70% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,069.10	$1,022.12
Expenses Paid During Period*	$2.77	$2.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

110	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 89.0%
Asset-Backed Securities - 9.4%
Aames Mortgage Investment Trust (Ê) Series 2006-1 Class A3 0.423% due 04/25/36	6,289	5,116
ABFS Mortgage Loan Trust (Ê)(Þ) Series 2003-2 Class A 0.763% due 04/25/34	602	540
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.563% due 07/25/34	222	139
Series 2005-4 Class A2D 0.583% due 12/25/35	1,388	848
Series 2006-2 Class A2 0.353% due 09/25/36	1,571	1,516
ACE Securities Corp. (Ê) Series 2003-HE1 Class M1 1.238% due 11/25/33	5,461	4,297
Series 2003-OP1 Class M2 1.763% due 12/25/33	257	214
Series 2004-IN1 Class A1 0.583% due 05/25/34	388	300
Series 2005-HE2 Class M3 0.743% due 04/25/35	1,305	1,178
Series 2005-HE5 Class A2C 0.643% due 08/25/35	369	367
Series 2005-SD3 Class A 0.663% due 08/25/45	1,056	985
Series 2006-FM1 Class A2C 0.413% due 07/25/36	7,595	2,703
Series 2006-HE2 Class A2C 0.423% due 05/25/36	3,600	2,725
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.738% due 01/25/34	1,382	893
Series 2005-4 Class 1A3 0.533% due 10/25/35	1,075	1,050
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	1,600	1,605
Ally Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 2.087% due 01/15/15	10,575	10,589
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.013% due 02/25/33	800	333
Series 2004-R10 Class A5 0.653% due 11/25/34	3	3
Series 2005-R3 Class A1A 0.463% due 05/25/35	3,108	3,024
Series 2005-R6 Class A2 0.463% due 08/25/35	7,483	7,041
Series 2005-R7 Class A2C 0.523% due 09/25/35	175	174
Series 2005-R10 Class A2B 0.483% due 12/25/35	849	794

	Principal Amount ($) or Shares	Market Value $
ARES CLO Funds (Ê)(Å) Series 2003-7A Class A1B 0.799% due 05/08/15	7,741	7,501
Series 2005-10A Class A2 0.501% due 09/18/17	13,524	12,779
Argent Securities, Inc. (Ê) Series 2005-W2 Class A2B1 0.463% due 10/25/35	4,799	4,325
Series 2005-W2 Class A2B2 0.523% due 10/25/35	879	793
Series 2005-W5 Class A2D 0.583% due 01/25/36	7,650	3,687
Arlington Street CDO, Ltd. (Å) Series 2000-1A Class A2 7.660% due 06/10/12	1,470	1,377
Armstrong Loan Funding, Ltd. (Ê)(Å) Series 2008-1A Class A 0.799% due 08/01/16	3,311	3,194
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.323% due 01/25/37	439	430
Series 2006-HE1 Class A2C 0.423% due 01/25/37	2,745	1,167
Series 2006-OPT Class A3A 0.323% due 11/25/36	5	5
Series 2006-OPT Class A3B 0.423% due 11/25/36	1,390	745
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE1 Class M2 3.779% due 01/15/33	1,882	1,762
Series 2004-HE6 Class A1 0.538% due 09/25/34	80	69
Series 2004-HE7 Class M9 (Þ) 3.763% due 10/25/34	1,159	74
Series 2006-HE3 Class A4 0.433% due 03/25/36	1,266	941
Series 2006-HE5 Class A4 0.403% due 07/25/36	5,407	3,683
Bank of America Auto Trust (Þ) Series 2009-1A Class A2 1.700% due 12/15/11	1,080	1,083
Bank of America Credit Card Trust (Ê) Series 2007-A12 Class A12 0.454% due 01/15/13	7,400	7,402
Bayview Financial Acquisition Trust Series 2004-C Class A1 (Ê) 0.895% due 05/28/44	284	249
Series 2006-A Class 1A3 5.865% due 02/28/41	1,880	1,410
Bear Stearns Asset Backed Securities Trust (Ê) Series 2005-HE1 Class A2 0.553% due 11/25/35	28	28
Series 2006-EC1 Class A2 0.483% due 12/25/35	467	458
Series 2006-HE8 Class 2M1 0.593% due 10/25/36	2,000	228

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Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-HE9 Class 1A2 0.413% due 11/25/36	4,330	2,043
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.363% due 05/25/37	456	401
Capital Auto Receivables Asset Trust Series 2007-3 Class A3A 5.020% due 09/15/11	1,068	1,077
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 (Ê) 0.353% due 07/15/15	5,670	5,633
Series 2006-A11 Class A11 (Ê) 0.427% due 06/17/19	3,040	2,955
Series 2006-B1 Class B1 (Ê) 0.617% due 01/15/19	5,550	5,282
Series 2006-C1 Class C (Ê) 0.627% due 03/17/14	4,390	4,334
Series 2006-C2 Class C (Ê) 0.637% due 06/16/14	3,585	3,526
Series 2007-A4 Class A4 (Ê) 0.284% due 03/16/15	7,150	7,119
Series 2008-A5 Class A5 4.850% due 02/18/14	3,535	3,671
Carrington Mortgage Loan Trust (Ê) Series 2006-FRE Class A2 0.383% due 10/25/36	3,029	2,511
Series 2006-NC3 Class A4 0.503% due 08/25/36	2,117	821
Series 2006-NC5 Class A1 0.313% due 01/25/37	1,564	1,499
Centex Home Equity Series 2002-D Class AF4 5.210% due 11/25/28	111	109
Series 2005-D Class AF4 5.270% due 10/25/35	317	314
Series 2006-A Class AV4 (Ê) 0.513% due 06/25/36	1,800	1,030
Chatham Light CLO, Ltd. (Ê)(Å) Series 2005-2A Class A1 0.499% due 08/03/19	3,466	3,201
CIT Mortgage Loan Trust (Ê)(Å) Series 2007-1 Class 2A1 1.263% due 10/25/37	2,593	2,465
Series 2007-1 Class 2A2 1.479% due 10/25/37	2,100	1,004
Series 2007-1 Class 2A3 1.679% due 10/25/37	3,900	1,747
Citibank Credit Card Issuance Trust Series 2008-A5 Class A5 4.850% due 04/22/15	4,555	4,913
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF2 Class AF4 4.964% due 08/25/35	1,433	1,194
Series 2006-NC2 Class A2B (Ê) 0.423% due 09/25/36	14,225	6,692
Series 2006-WF2 Class A2E 6.351% due 05/25/36	1,092	614

	Principal Amount ($) or Shares	Market Value $
Series 2006-WFH Class A3 (Ê) 0.413% due 10/25/36	3,105	2,626
0.413% due 11/25/36	2,815	2,119
Series 2006-WMC Class A2C (Ê) 0.463% due 12/25/35	2,849	2,636
Series 2007-AHL Class A3A (Ê) 0.323% due 07/25/45	1,301	1,018
Series 2007-AMC Class A2A (Ê) 0.323% due 05/25/37	3,397	3,089
Series 2007-WFH Class A3 (Ê) 0.413% due 01/25/37	1,932	1,416
Series 2008-RR1 Class A1A1 (Ê)(Þ) 0.333% due 01/25/37	259	223
College Loan Corp. Trust (Ê)(Å) Series 2002-2 Class A21 1.595% due 03/01/42	2,000	1,700
Conseco Finance Home Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	628	595
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 09/01/33	4,522	4,672
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	363	369
Countrywide Asset-Backed Certificates Series 2004-AB2 Class M3 (Ê) 0.863% due 05/25/36	1,395	230
Series 2004-BC1 Class M1 (Ê) 1.013% due 02/25/34	772	701
Series 2005-4 Class AF3 4.456% due 10/25/35	568	538
Series 2005-7 Class 3AV3 (Ê) 0.673% due 11/25/35	350	348
Series 2005-7 Class AF3 4.454% due 10/25/35	322	317
Series 2005-11 Class 3AV2 (Ê) 0.553% due 02/25/36	1,704	1,625
Series 2005-12 Class 2A3 5.069% due 02/25/36	822	798
Series 2005-17 Class 1AF3 5.711% due 05/25/36	10,900	3,841
Series 2005-AB1 Class A2 (Ê) 0.473% due 08/25/35	805	786
Series 2006-1 Class AF3 5.348% due 07/25/36	1,822	1,494
Series 2006-3 Class 2A2 (Ê) 0.443% due 06/25/36	3,937	3,321
Series 2006-6 Class 2A3 (Ê) 0.543% due 09/25/36	13,985	5,020
Series 2006-11 Class 1AF3 6.050% due 09/25/46	2,074	903
Series 2006-11 Class 1AF4 6.300% due 09/25/46	2,327	745
Series 2006-13 Class 1AF3 5.944% due 01/25/37	4,085	2,157
Series 2006-15 Class A1 (Ê) 0.373% due 10/25/46	68	67

112	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-15 Class A3 5.689% due 10/25/46	1,655	1,133
Series 2006-22 Class 2A1 (Ê) 0.313% due 05/25/47	106	103
Series 2006-23 Class 2A1 (Ê) 0.313% due 05/25/37	82	80
Series 2006-26 Class 2A1 (Ê) 0.343% due 06/25/37	55	53
Series 2006-BC1 Class 2A2 (Ê) 0.443% due 04/25/36	427	395
Series 2006-S1 Class A2 5.549% due 08/25/21	168	137
Series 2006-S6 Class A2 5.519% due 03/25/34	4,434	3,610
Series 2007-4 Class A2 5.530% due 09/25/37	8,943	8,124
Series 2007-7 Class 2A1 (Ê) 0.343% due 10/25/47	307	293
Series 2007-12 Class 2A1 (Ê) 0.613% due 05/25/29	3,936	3,649
Countrywide Home Equity Loan Trust (Ê) Series 2006-HW Class 2A1B 0.380% due 11/15/36	3,065	2,485
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-AGE Class A2 4.640% due 02/25/32	149	147
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	770	760
Series 2007-CB1 Class AF2 5.721% due 01/25/37	2,035	944
Series 2007-CB4 Class A1A (Ê) 0.353% due 04/25/37	4,261	3,717
CSAB Mortgage Backed Trust Series 2006-4 Class A1A 5.868% due 12/25/36	65	63
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.181% due 07/08/11	72	72
Series 2008-B Class A3B 1.731% due 09/10/12	300	302
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	7,380	7,678
Series 2008-A4 Class A4 5.650% due 12/15/15	5,225	5,771
Series 2009-A2 Class A (Ê) 1.637% due 02/17/15	2,775	2,834
Series 2010-A1 Class A1 (Ê) 0.987% due 09/15/15	3,560	3,582
Discover Card Master Trust I (Ê) Series 2006-2 Class A3 0.417% due 01/19/16	7,290	7,198
Series 2007-3 Class A2 0.387% due 10/16/14	4,730	4,701

	Principal Amount ($) or Shares	Market Value $
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	9,890	9,693
Educational Services of America, Inc. (Ê)(Å) Series 2010-1 Class A1 1.100% due 07/25/23	4,500	4,490
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-2 Class A2A 1.163% due 05/25/37	6,933	6,263
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.367% due 12/25/30	487	530
FHA PJ Reilly 67 NCP 7.430% due 07/01/24	56	56
Fieldstone Mortgage Investment Corp. (Ê)
Series 2006-1 Class A2 0.453% due 05/25/36	2,440	1,545
Series 2006-3 Class 2A1 0.333% due 11/25/36	45	44
Series 2006-3 Class 2A3 0.423% due 11/25/36	1,465	560
First Franklin Mortgage Loan Asset Backed Certificates (Ê)
Series 2006-FF1 Class 2A2 0.363% due 08/25/36	1,724	1,643
Series 2006-FF1 Class 2A3 0.403% due 12/25/36	6,005	2,568
Series 2006-FF1 Class A2 0.323% due 10/25/36	389	378
Series 2006-FF1 Class A2C 0.423% due 10/25/36	2,621	1,374
Series 2006-FF1 Class A3 0.313% due 11/25/36	322	316
Series 2006-FF1 Class A5 0.573% due 07/25/36	1,378	345
0.423% due 11/25/36	5,321	2,172
0.413% due 12/25/36	4,675	1,691
Series 2006-FF9 Class M1 0.513% due 06/25/36	8,330	159
Series 2007-FF1 Class A2A 0.303% due 01/25/38	80	79
Series 2007-FF1 Class A2B 0.353% due 01/25/38	25,000	13,918
Series 2007-FF1 Class A2C 0.403% due 01/25/38	1,510	733
First NLC Trust (Ê) Series 2005-2 Class AV2 0.563% due 09/25/35	321	315
Ford Credit Auto Owner Trust Series 2009-C Class A2 2.000% due 12/15/11	472	473
Ford Credit Floorplan Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 1.987% due 12/15/14	4,220	4,267
Series 2010-3 Class A2 2.037% due 02/15/17	6,300	6,309

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Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fremont Home Loan Trust (Ê) Series 2006-3 Class 2A2 0.383% due 02/25/37	3,704	3,150
Series 2006-B Class 2A3 0.423% due 08/25/36	2,760	969
Series 2006-E Class 2A1 0.323% due 01/25/37	196	165
GE Capital Credit Card Master Note Trust (Ê) Series 2005-3 Class B 0.554% due 06/15/13	1,345	1,344
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	3,180	3,222
Green Tree (Þ) Series 2008-MH1 Class A3 8.970% due 04/25/38	6,096	6,300
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	2,696	2,786
Series 1994-3 Class A5 8.400% due 06/15/19	1,505	1,534
Series 1994-5 Class A5 8.300% due 11/15/19	1,712	1,743
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.533% due 12/25/35	3,270	2,627
Series 2006-4 Class 1A2 5.870% due 03/25/36	360	38
Series 2006-4 Class 3A1 6.054% due 03/25/36	18,954	12,447
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.238% due 08/25/33	597	366
Series 2006-HE5 Class A2B 0.363% due 08/25/36	687	633
Series 2007-FM1 Class A2A 0.333% due 12/25/36	400	268
Series 2007-H1 Class M1 0.603% due 01/25/47	3,621	59
Harley-Davidson Motorcycle Trust Series 2009-2 Class A3 2.850% due 03/15/14	6,720	6,846
Home Equity Asset Trust (Ê) Series 2005-5 Class 2A2 0.513% due 11/25/35	1,777	1,729
Series 2005-7 Class M1 0.713% due 01/25/36	6,285	2,346
Series 2006-4 Class M3 0.623% due 08/25/36	1,267	4
Series 2006-7 Class 2A3 0.413% due 01/25/37	2,650	440
Home Equity Loan Trust (Ê) Series 2007-FRE Class 2AV1 0.393% due 04/25/37	8,215	6,500
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.546% due 01/20/34	2,342	2,129

	Principal Amount ($) or Shares	Market Value $
Series 2006-2 Class A1 0.406% due 03/20/36	4,906	4,615
Series 2007-1 Class AS 0.456% due 03/20/36	4,241	3,883
Series 2007-2 Class A1V 0.346% due 07/20/36	291	287
Series 2007-2 Class A3V 0.476% due 07/20/36	5,360	4,695
Series 2007-3 Class A1 1.056% due 11/20/36	443	433
Series 2007-3 Class APT 1.456% due 11/20/36	5,142	4,440
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.313% due 12/25/36	212	165
Series 2006-HE2 Class 2A2 0.373% due 12/25/36	1,830	699
Indymac Residential Asset Backed Trust (Ê) Series 2006-E Class 2A3 0.433% due 04/25/37	7,930	3,345
Series 2006-H2 Class A 0.415% due 06/28/36	1,432	570
IXIS Real Estate Capital Trust (Ê) Series 2006-HE1 Class A3 0.463% due 03/25/36	661	530
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1 Class A3 (Ê) 0.363% due 07/25/36	1,422	1,327
Series 2007-CH1 Class AV4 (Ê) 0.393% due 10/25/36	2,777	2,293
Series 2007-CH2 Class AV4 (Ê) 0.413% due 11/25/37	22,370	10,307
Series 2007-HE1 Class AF4 6.311% due 03/25/47	510	263
Series 2007-HE1 Class AF5 6.311% due 03/25/47	1,015	521
Series 2007-HE1 Class AV1 (Ê) 0.323% due 03/25/47	222	160
Lehman XS Trust (Ê) Series 2005-1 Class 2A2 1.746% due 07/25/35	493	320
Series 2005-5N Class 1A1 0.563% due 11/25/35	581	402
Series 2005-5N Class 3A1A 0.563% due 11/25/35	1,926	1,317
Series 2005-7N Class 1A1A 0.533% due 12/25/35	5,842	3,998
Series 2005-9N Class 1A1 0.533% due 02/25/36	1,127	631
Series 2005-9N Class 1A2 0.613% due 02/25/36	6,273	1,641
Series 2006-4N Class A2A 0.483% due 04/25/46	3,494	1,721
Series 2006-11 Class 2A1 0.393% due 06/25/46	2,222	1,787
Series 2006-16N Class A1A 0.343% due 11/25/46	199	200

114	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-16N Class A4A 0.453% due 11/25/46	3,580	1,924
Long Beach Mortgage Loan Trust (Ê) Series 2002-5 Class M1 1.508% due 11/25/32	2,971	2,436
Series 2003-3 Class M1 1.388% due 07/25/33	3,732	2,992
Series 2004-4 Class 1A1 0.543% due 10/25/34	39	33
Series 2004-6 Class A3 0.913% due 11/25/34	2,330	1,666
Series 2005-3 Class 2A2 0.543% due 08/25/45	1,069	1,037
Series 2006-6 Class 2A2 0.363% due 07/25/36	685	451
Series 2006-9 Class 2A2 0.373% due 10/25/36	4,486	1,871
Series 2006-9 Class 2A3 0.423% due 10/25/36	2,846	1,169
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.738% due 08/25/33	534	307
Series 2005-WMC Class M1 0.683% due 03/25/35	1,287	1,268
Series 2006-AB1 Class A2 0.493% due 02/25/36	2,229	2,000
Series 2006-NC2 Class A4 0.413% due 08/25/36	9,000	3,456
Series 2007-HE1 Class A1 0.343% due 05/25/37	527	507
Merrill Lynch First Franklin Mortgage Loan Trust (Ê) Series 2007-1 Class A2B 0.433% due 04/25/37	4,081	2,112
Mid-State Trust Series 2003-11 Class A1 4.864% due 07/15/38	159	150
Series 2004-1 Class A 6.005% due 08/15/37	185	184
Series 2005-1 Class A 5.745% due 01/15/40	250	250
Series 2006-1 Class A (Þ) 5.787% due 10/15/40	832	833
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M1 1.313% due 09/25/33	2,863	2,152
Series 2003-NC8 Class M3 3.413% due 09/25/33	260	56
Series 2006-HE1 Class A3 0.443% due 01/25/36	4,600	4,034
Series 2006-HE2 Class M1 0.593% due 03/25/36	10,623	103
Series 2006-HE2 Class M2 0.613% due 03/25/36	1,283	4
Series 2006-HE3 Class A2C 0.423% due 04/25/36	1,457	966
Series 2006-HE3 Class M2 0.563% due 04/25/36	12,735	91

	Principal Amount ($) or Shares	Market Value $
Series 2006-HE4 Class A3 0.413% due 06/25/36	785	489
Series 2006-HE5 Class A2C 0.403% due 08/25/36	6,480	4,169
Series 2006-HE5 Class A2D 0.513% due 08/25/36	3,650	1,534
Series 2006-HE6 Class A2C 0.413% due 09/25/36	9,465	3,564
Series 2006-HE7 Class A2A 0.313% due 09/25/36	74	74
Series 2006-HE8 Class A2C 0.403% due 10/25/36	4,635	1,993
Series 2006-NC2 Class A2D 0.553% due 02/25/36	11,837	5,130
Series 2006-NC5 Class A2A 0.303% due 10/25/36	758	748
Series 2006-NC5 Class A2C 0.413% due 10/25/36	610	245
Series 2006-WMC Class A2C 0.413% due 07/25/36	11,339	4,086
Series 2006-WMC Class A2FP 0.313% due 07/25/36	63	23
Series 2007-HE2 Class A2A 0.303% due 01/25/37	718	701
Series 2007-NC2 Class A2C 0.523% due 02/25/37	5,393	1,821
Series 2007-NC2 Class A2D 0.593% due 02/25/37	2,480	957
Morgan Stanley Home Equity Loan Trust (Ê) Series 2007-1 Class A1 0.313% due 12/25/36	1,293	1,256
Morgan Stanley IXIS Real Estate Capital Trust (Ê) Series 2006-2 Class A1 0.313% due 11/25/36	23	22
Series 2006-2 Class A3 0.413% due 11/25/36	9,980	3,822
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.383% due 10/25/36	18	17
Nationstar Home Equity Loan Trust (Ê) Series 2007-A Class AV4 0.493% due 03/25/37	6,789	3,479
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.793% due 02/25/35	2,100	1,423
Nissan Auto Receivables Owner Trust Series 2009-A Class A3 3.200% due 02/15/13	1,915	1,965
Nissan Master Owner Trust Receivables (Ê)(Þ) Series 2010-AA Class A 1.487% due 01/15/15	9,325	9,350
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.813% due 04/25/33	340	101

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-3 Class M3 3.263% due 06/25/33	180	66
Series 2003-4 Class M2 2.738% due 07/25/33	201	64
Series 2005-2 Class A5 0.593% due 05/25/35	1,079	1,045
Series 2005-4 Class A3 0.523% due 11/25/35	267	244
Series 2007-2 Class 3A1 0.353% due 03/25/37	313	302
Park Place Securities, Inc. (Ê) Series 2004-MCW Class A1 0.575% due 10/25/34	599	575
Series 2004-WHQ Class A3E 0.683% due 02/25/35	1,219	1,206
Series 2005-WCW Class M1 0.713% due 09/25/35	2,080	1,329
Series 2005-WHQ Class A2C 0.513% due 09/25/35	507	505
Series 2005-WHQ Class A2D 0.593% due 06/25/35	960	946
Series 2005-WLL Class M1 0.683% due 03/25/35	2,575	2,510
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	1,443	1,337
Series 2005-6 Class A5 6.085% due 01/25/36	7,830	4,748
Providian Master Note Trust (Ê)(Þ) Series 2006-C1A Class C1 0.887% due 03/15/15	8,080	8,019
Renaissance Home Equity Loan Trust Series 2005-1 Class M1 5.357% due 05/25/35	817	383
Series 2005-2 Class AF4 4.934% due 08/25/35	815	675
Series 2005-4 Class A3 5.565% due 02/25/36	258	244
Series 2006-1 Class AF3 5.608% due 05/25/36	175	144
Series 2006-1 Class AF6 5.746% due 05/25/36	1,706	985
Series 2006-2 Class AF2 5.762% due 08/25/36	311	305
Series 2007-1 Class AF2 5.512% due 04/25/37	6,020	3,183
Series 2007-2 Class AF2 5.675% due 06/25/37	1,815	929
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	1,211	1,102
Series 2005-RS2 Class AII3 (Ê) 0.613% due 02/25/35	1,017	993
Series 2007-RS2 Class A1 (Ê) 0.383% due 05/25/37	276	262
Residential Asset Securities Corp. Series 2001-KS3 Class AII (Ê) 0.723% due 09/25/31	149	108

	Principal Amount ($) or Shares	Market Value $
Series 2003-KS2 Class MI1 4.800% due 04/25/33	1,198	556
Series 2003-KS2 Class MI3 6.100% due 04/25/33	514	78
Series 2003-KS4 Class AIIB (Ê) 0.843% due 06/25/33	254	131
Series 2005-AHL Class A2 (Ê) 0.533% due 07/25/35	1,429	1,349
Series 2005-KS1 Class A3 (Ê) 0.583% due 01/25/36	894	622
Series 2005-KS5 Class M1 (Ê) 0.673% due 06/25/35	667	662
Series 2006-KS1 Class A4 (Ê) 0.563% due 02/25/36	2,479	1,476
Series 2006-KS3 Class AI3 (Ê) 0.433% due 04/25/36	573	528
Series 2006-KS7 Class A2 (Ê) 0.363% due 09/25/36	253	246
Saxon Asset Securities Trust (Ê) Series 2005-4 Class A2C 0.513% due 11/25/37	1,628	1,555
Series 2006-3 Class A2 0.373% due 10/25/46	3,806	3,609
Series 2007-3 Class 2A1 0.483% due 09/25/37	1,435	1,222
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.433% due 08/25/36	84	81
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2005-FR5 Class A1A 0.553% due 08/25/35	2,302	2,178
Series 2005-HE1 Class A1A (Þ) 0.563% due 10/25/35	875	866
Series 2006-HE1 Class M1 0.563% due 07/25/36	2,122	6
Series 2007-BR2 Class A2 0.493% due 02/25/37	4,022	1,905
Series 2007-HE1 Class A2A 0.323% due 12/25/36	474	181
Series 2007-NC1 Class A2B 0.413% due 12/25/36	9,135	3,643
SG Mortgage Securities Trust (Ê) Series 2006-FRE Class A2B 0.443% due 02/25/36	2,111	1,142
Series 2006-OPT Class A3C 0.413% due 10/25/36	15,040	6,234
SLM Student Loan Trust (Ê) Series 2006-7 Class A4 0.386% due 04/25/22	8,500	8,437
Series 2006-8 Class A2 0.316% due 10/25/16	789	788
Series 2007-3 Class A1 0.306% due 10/27/14	76	76
Series 2008-2 Class A1 0.616% due 01/25/15	106	106
Series 2008-7 Class A2 0.816% due 10/25/17	33,000	32,994

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2010-1 Class A 0.654% due 03/25/25	8,000	8,000
Small Business Administration Participation Certificates Series 2004-20F Class 1 5.520% due 06/01/24	244	261
Series 2005-20G Class 1 4.750% due 07/01/25	3,128	3,316
Soundview Home Equity Loan Trust (Ê) Series 2005-OPT Class 2A3 0.523% due 12/25/35	4,065	3,477
Series 2006-EQ1 Class A3 0.423% due 10/25/36	6,130	3,440
Series 2006-EQ2 Class A3 0.423% due 01/25/37	17,529	7,904
Series 2006-OPT Class 2A4 0.503% due 07/25/36	3,325	1,354
Series 2006-OPT Class M3 0.583% due 07/25/36	2,121	31
Series 2007-NS1 Class A1 0.383% due 01/25/37	2,077	2,009
Series 2007-OPT Class 2A1 0.343% due 06/25/37	1,120	958
Series 2007-OPT Class 2A2 0.393% due 07/25/37	4,200	2,062
Specialty Underwriting & Residential Finance (Ê) Series 2005-BC3 Class A2C 0.633% due 06/25/36	4,603	4,578
Series 2005-BC4 Class A2B 0.493% due 09/25/36	1,122	1,090
Series 2006-BC3 Class M2 0.553% due 06/25/37	1,485	24
Series 2006-BC5 Class A2D 0.413% due 11/25/37	13,185	5,034
Structured Asset Investment Loan Trust (Ê) Series 2003-BC1 Class 3A 0.943% due 11/25/33	12	10
Series 2003-BC1 Class A2 0.943% due 01/25/33	3,751	3,041
Series 2006-BNC Class A2 0.303% due 09/25/36	50	50
Series 2006-BNC Class A3 0.413% due 09/25/36	13,040	7,489
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	617	530
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	513	493
Series 2005-4XS Class 1A2B 4.670% due 03/25/35	160	155
Series 2005-GEL Class A (Ê) 0.613% due 12/25/34	240	232
Series 2006-BC3 Class A2 (Ê) 0.313% due 10/25/36	1,264	1,252
Series 2006-GEL Class A1 (Ê)(Þ) 0.403% due 11/25/35	1,056	1,041

	Principal Amount ($) or Shares	Market Value $
Series 2006-WF2 Class A3 (Ê) 0.413% due 07/25/36	9,823	8,371
Series 2007-BC3 Class 2A1 (Ê) 0.323% due 05/25/47	7,629	7,265
Series 2007-BC3 Class 2A2 (Ê) 0.403% due 05/25/47	14,428	9,335
Washington Mutual Asset-Backed Certificates (Ê) Series 2006-HE5 Class 2A1 0.323% due 10/25/36	990	695
Series 2007-HE2 Class 2A2 0.483% due 02/25/37	9,419	3,296
Series 2007-HE3 Class 2A1 0.353% due 05/25/47	761	694
Washington Mutual Master Note Trust (Ê)(Þ) Series 2006-C2A Class C2 0.837% due 08/15/15	90	89
Series 2007-C1 Class C1 0.654% due 05/15/14	810	810
Wells Fargo Home Equity Trust (Ê) Series 2005-3 Class AI1A 0.533% due 11/25/35	115	113
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	3,545	3,630

		707,310

Corporate Bonds and Notes - 18.6%
ACE Capital Trust II 9.700% due 04/01/30	1,425	1,730
AES Corp. (The) (Ñ)(Þ) 8.750% due 05/15/13	7,650	7,765
Aetna, Inc. (Ñ) 6.500% due 09/15/18	1,690	1,916
Allied Waste NA, Inc. (Ñ) Series B 7.125% due 05/15/16	660	720
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,416
Alltel Corp. 7.000% due 07/01/12 (Ñ)	1,955	2,174
6.800% due 05/01/29 (Ñ)	2,465	2,723
7.875% due 07/01/32	910	1,120
Altria Group, Inc. 7.750% due 02/06/14 (Ñ)	4,360	5,026
9.250% due 08/06/19	4,190	5,176
10.200% due 02/06/39	1,580	2,177
American Airlines Pass Through Trust 2001-01 Series 01-1 6.817% due 05/23/11	1,290	1,290
6.977% due 11/23/22	199	165
American Airlines Pass Through Trust 2001-02 Series 01-2 6.978% due 10/01/12	655	655

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Airlines Pass Through Trust 2009-1A (Ñ) 10.375% due 07/02/19	1,490	1,724
American Express Bank FSB Series BKNT 5.500% due 04/16/13 (Ñ)	700	757
6.000% due 09/13/17	600	648
American Express Centurion Bank (Ñ) Series BKN1 6.000% due 09/13/17	600	648
American Express Co. 7.000% due 03/19/18	400	457
American Express Credit Corp. 5.875% due 05/02/13	2,000	2,187
Series C 7.300% due 08/20/13	915	1,043
American General Finance Corp. 0.530% due 08/17/11 (Ê)	10,000	9,196
6.900% due 12/15/17 (Ñ)	600	504
Series MTNI (Ñ) 4.875% due 07/15/12	200	186
American International Group, Inc. 5.050% due 10/01/15 (Ñ)	400	377
5.850% due 01/16/18 (Ñ)	8,500	7,912
6.250% due 03/15/87	3,700	2,831
Series WI 8.250% due 08/15/18	9,100	9,709
Ameriprise Financial, Inc. 5.300% due 03/15/20	2,925	3,048
7.518% due 06/01/66	8,535	8,620
AmerisourceBergen Corp. 5.875% due 09/15/15	15	17
Series WI 5.625% due 09/15/12	3,085	3,342
Amgen, Inc. (Ñ) 6.150% due 06/01/18	5,600	6,407
Amsouth Bank (Ñ) Series AI 4.850% due 04/01/13	1,360	1,360
Anadarko Petroleum Corp. 5.950% due 09/15/16	3,299	3,662
Anheuser-Busch InBev Worldwide, Inc. 4.125% due 01/15/15	5,400	5,606
7.750% due 01/15/19 (Þ)	20,705	24,921
5.375% due 01/15/20 (Ñ)	5,400	5,646
Appalachian Power Co. Series O 5.650% due 08/15/12	980	1,056
Arizona Public Service Co. 5.800% due 06/30/14	1,675	1,833
6.250% due 08/01/16	1,350	1,466
8.750% due 03/01/19	1,250	1,535
AT&T Corp. 7.300% due 11/15/11	475	518
8.000% due 11/15/31	3,040	3,757
AT&T, Inc. 4.950% due 01/15/13	100	108
5.500% due 02/01/18 (Ñ)	100	108

	Principal Amount ($) or Shares	Market Value $
6.300% due 01/15/38	3,325	3,454
6.400% due 05/15/38	3,375	3,539
Bank of America Capital Trust XV (Ê) 1.052% due 06/01/56	3,800	2,361
Bank of America Corp. 4.500% due 04/01/15	2,445	2,467
6.500% due 08/01/16	3,500	3,775
5.625% due 10/14/16	610	633
6.000% due 09/01/17	5,165	5,362
5.750% due 12/01/17 (Ñ)	4,095	4,184
Bank of America NA Series BKNT 0.537% due 06/15/16 (Ê)(Ñ)	3,100	2,802
0.557% due 06/15/17 (Ê)	4,175	3,660
6.100% due 06/15/17 (Ñ)	1,000	1,041
6.000% due 10/15/36 (Ñ)	500	467
BankAmerica Capital III (Ê) Series * 0.873% due 01/15/27	2,300	1,710
BankBoston Capital Trust III (Ê) 1.007% due 06/15/27	3,500	2,584
Barnett Capital III (Ê) 0.969% due 02/01/27	1,250	915
Bear Stearns Cos. LLC (The) 0.646% due 08/15/11 (Ê)	300	300
5.550% due 01/22/17 (Ñ)	3,156	3,297
7.250% due 02/01/18	7,325	8,450
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	2,865	3,025
Best Buy Co., Inc. 6.750% due 07/15/13	5,545	6,204
BNP Paribas Capital Trust (ƒ)(Å) 9.003% due 12/29/49	3,450	3,381
Boardwalk Pipelines, LP 5.875% due 11/15/16	3,250	3,553
Boston Scientific Corp. 4.500% due 01/15/15	6,320	6,199
6.400% due 06/15/16	2,570	2,693
6.000% due 01/15/20 (Ñ)	1,150	1,137
7.000% due 11/15/35	750	722
7.375% due 01/15/40 (Ñ)	1,400	1,424
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	182	198
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	160	177
6.750% due 03/15/29 (Ñ)	110	121
Capital One Financial Corp. (Ñ) 7.375% due 05/23/14	1,964	2,270
Capmark Financial Group, Inc. (Ø) 6.300% due 05/10/17	1,140	438
Carolina Power & Light Co. 6.500% due 07/15/12	105	116
5.300% due 01/15/19 (Ñ)	1,760	1,892
CBA Capital Trust II (ƒ)(Ñ)(Þ) 6.024% due 03/29/49	3,700	3,529
CC Holdings GS V LLC / Crown Castle GS III Corp. (Þ) 7.750% due 05/01/17	845	919

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CEDC Finance Corp. International, Inc. (Ñ)(Þ) 9.125% due 12/01/16	1,750	1,855
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	2,750	3,479
Cemex Finance LLC (Þ) 9.500% due 12/14/16	920	929
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	605	666
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	860	933
6.250% due 02/01/37	225	227
Series B 7.875% due 04/01/13	3,970	4,554
CF Industries, Inc. 6.875% due 05/01/18	765	798
Chase Capital III (Ê) Series C 0.802% due 03/01/27	2,740	2,172
Chesapeake Energy Corp. 7.625% due 07/15/13	1,375	1,425
7.000% due 08/15/14	3,990	4,045
6.875% due 01/15/16	840	838
CHS/Community Health Systems, Inc. Series WI 8.875% due 07/15/15	4,015	4,216
Chubb Corp. 6.375% due 03/29/67	2,450	2,453
Citibank NA 1.875% due 06/04/12 (Ñ)	1,400	1,420
Series FXD 1.875% due 05/07/12	2,700	2,739
Citigroup Capital XXI (Ñ) 8.300% due 12/21/57	5,100	5,100
Citigroup Funding, Inc. 2.250% due 12/10/12	5,400	5,505
Citigroup, Inc. 2.125% due 04/30/12	2,700	2,754
5.500% due 08/27/12	2,500	2,627
5.625% due 08/27/12	2,835	2,985
5.300% due 10/17/12	1,000	1,051
5.500% due 04/11/13	7,900	8,343
5.850% due 07/02/13 (Ñ)	700	747
6.375% due 08/12/14 (Ñ)	1,900	2,050
5.000% due 09/15/14	6,525	6,605
0.627% due 11/05/14 (Ê)(Ñ)	3,000	2,786
6.010% due 01/15/15	12,085	12,880
4.700% due 05/29/15	350	351
5.850% due 08/02/16 (Ñ)	150	156
6.000% due 08/15/17 (Ñ)	6,000	6,212
6.125% due 11/21/17	6,395	6,645
6.125% due 05/15/18 (Ñ)	200	207
8.500% due 05/22/19 (Ñ)	500	590
6.125% due 08/25/36	900	819
8.125% due 07/15/39	6,969	8,305

	Principal Amount ($) or Shares	Market Value $
Columbus Southern Power Co. Series C 5.500% due 03/01/13	435	472
Comcast Cable Communications Holdings, Inc. 9.455% due 11/15/22	975	1,316
Comcast Cable Holdings LLC 9.800% due 02/01/12	1,660	1,877
Comcast Corp. 5.875% due 02/15/18 (Ñ)	300	324
5.700% due 05/15/18	4,300	4,620
6.500% due 11/15/35	275	290
6.450% due 03/15/37 (Ñ)	300	314
Comcast Holdings Corp. 10.625% due 07/15/12	4,800	5,636
Commonwealth Edison Co. 5.800% due 03/15/18	2,970	3,268
Series 100 5.875% due 02/01/33	1,275	1,337
ConocoPhillips (Ñ) 6.000% due 01/15/20	1,950	2,217
Continental Airlines 2001-1 Class A-2 Pass Through Trust (Ñ) Series 01A2 6.503% due 12/15/12	3,925	4,043
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 10/19/23	2,161	2,139
Continental Airlines 2009-1 Class A Pass Through Trust 9.000% due 07/08/16	3,429	3,772
Continental Airlines 2009-2 Class A Pass Through Trust Series A 7.250% due 11/10/19	2,000	2,140
Continental Airlines, Inc. Series 2002-1 Class G2 6.563% due 08/15/13	2,250	2,267
Countrywide Financial Corp. Series MTN 5.800% due 06/07/12	500	532
COX Communications, Inc. (Þ) 6.250% due 06/01/18	2,800	3,057
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	380	418
4.875% due 01/15/15	1,200	1,284
CSX Corp. 6.250% due 04/01/15	2,635	2,977
CVS Caremark Corp. 6.125% due 09/15/39	3,290	3,374
DCP Midstream LLC (Þ) 9.750% due 03/15/19	1,350	1,758
Delta Air Lines, Inc. 9.500% due 09/15/14 (Þ)	5,740	6,077
Series 00A1 7.379% due 11/18/11	291	292
Series 00A2 (Ñ) 7.570% due 05/18/12	9,445	9,669

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 01A1 6.619% due 09/18/12	276	279
Series 01A2 7.111% due 03/18/13	750	784
Series 071A 6.821% due 02/10/24	2,625	2,684
Series A (Ñ) 7.750% due 12/17/19	4,000	4,370
Developers Diversified Realty Corp. 5.375% due 10/15/12	3,390	3,431
7.500% due 04/01/17	2,475	2,571
DirecTV Holdings LLC 4.750% due 10/01/14 (Ñ)	4,025	4,255
5.875% due 10/01/19	2,000	2,124
6.350% due 03/15/40 (Ñ)(Þ)	975	1,007
Discover Bank Series BKNT 8.700% due 11/18/19	3,225	3,662
Discover Financial Services 10.250% due 07/15/19	3,675	4,505
DISH DBS Corp. 7.125% due 02/01/16	2,000	2,030
Dominion Resources, Inc. Series 06-B 6.300% due 09/30/66	3,370	3,227
Dow Chemical Co. (The) 7.600% due 05/15/14	4,100	4,761
5.900% due 02/15/15	1,750	1,919
DPL, Inc. 6.875% due 09/01/11	2,116	2,258
Dynegy Roseton / Danskammer Pass Through Trust Series B Series B 7.670% due 11/08/16	7,845	7,417
E*Trade Financial Corp. 12.500% due 11/30/17	1,166	1,394
Edison Mission Energy (Ñ) 7.000% due 05/15/17	8,070	5,881
El Paso Corp. 12.000% due 12/12/13	635	756
8.250% due 02/15/16	830	901
Series *(Ñ) 9.625% due 05/15/12	300	324
Series GMTN (Ñ) 8.050% due 10/15/30	300	304
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,594
El Paso Pipeline Partners Operating Co. LLC (Ñ) 6.500% due 04/01/20	7,005	7,231
Energy Future Holdings Corp. (Ñ) 10.875% due 11/01/17	2,125	1,673
Energy Transfer Partners, LP 5.950% due 02/01/15	3,050	3,347
9.700% due 03/15/19	1,150	1,486
Enterprise Products Operating LLC 5.900% due 04/15/13	1,425	1,553

	Principal Amount ($) or Shares	Market Value $
6.650% due 04/15/18	3,625	4,130
5.250% due 01/31/20 (Ñ)	2,445	2,518
6.125% due 10/15/39	2,460	2,516
Series A 8.375% due 08/01/66	1,550	1,612
Series B 7.034% due 01/15/68	3,460	3,343
Express Scripts, Inc. 6.250% due 06/15/14	2,935	3,292
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	5,925	5,589
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	1,725	1,750
First Chicago NBD Institutional Capital I (Ê) 0.878% due 02/01/27	1,250	977
First Data Corp. (Ñ) 10.550% due 09/24/15	2,632	2,329
First Niagara Financial Group, Inc. 6.750% due 03/19/20	1,850	1,905
First Union Institutional Capital II 7.850% due 01/01/27	2,320	2,313
FirstEnergy Corp. Series B 6.450% due 11/15/11	187	198
Ford Motor Co. 7.125% due 11/15/25	100	87
6.375% due 02/01/29	100	82
Ford Motor Credit Co. LLC 9.875% due 08/10/11	4,440	4,699
3.048% due 01/13/12 (Ê)(Ñ)	1,000	971
7.500% due 08/01/12	2,025	2,093
8.125% due 01/15/20	1,570	1,663
Fortune Brands, Inc. (Ñ) 3.000% due 06/01/12	4,880	4,927
FPL Energy Wind Funding LLC (Þ) 6.876% due 06/27/17	3,428	3,359
Freeport-McMoRan Copper & Gold, Inc. 8.375% due 04/01/17	6,800	7,624
Freescale Semiconductor, Inc. (Å) 9.250% due 04/15/18	3,250	3,380
General Electric Capital Corp. 2.800% due 01/08/13	1,975	2,008
1.151% due 05/22/13 (Ê)(Ñ)	3,740	3,724
5.900% due 05/13/14 (Ñ)	5,000	5,536
0.495% due 01/08/16 (Ê)(Ñ)	1,200	1,100
5.875% due 01/14/38 (Ñ)	4,155	4,107
6.375% due 11/15/67 (Ñ)	27,500	26,331
Series EMTN (Ê) 0.381% due 03/20/14	2,000	1,891
Series GMTN 2.000% due 09/28/12	10,900	11,078
2.625% due 12/28/12	14,000	14,420
Series MTNA (Ê) 0.517% due 09/15/14	7,000	6,763
General Electric Co. 5.250% due 12/06/17	3,940	4,191
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13	6,900	7,510

120	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GMAC, Inc. 6.875% due 09/15/11	7,600	7,725
6.875% due 08/28/12 (Ñ)	1,900	1,933
7.500% due 12/31/13	10,500	10,684
8.300% due 02/12/15 (Þ)	2,260	2,359
6.875% due 09/15/11 (Å)	1,315	1,338
8.000% due 11/01/31	2,157	2,103
Goldman Sachs Group, Inc. (The) 1.080% due 12/05/11 (Ê)	12,230	12,388
0.429% due 02/06/12 (Ê)(Ñ)	1,700	1,675
6.000% due 05/01/14 (Ñ)	2,000	2,151
5.125% due 01/15/15	4,403	4,548
0.721% due 03/22/16 (Ê)	1,300	1,197
5.625% due 01/15/17	8,031	7,929
6.250% due 09/01/17 (Ñ)	7,900	8,269
7.500% due 02/15/19	7,230	8,028
5.375% due 03/15/20	3,215	3,123
6.750% due 10/01/37	11,025	10,690
Goodyear Tire & Rubber Co. (The) (Ñ) 9.000% due 07/01/15	750	784
Hanger Orthopedic Group, Inc. 10.250% due 06/01/14	2,050	2,158
Hartford Financial Services Group, Inc. 6.625% due 03/30/40	1,725	1,691
Hasbro, Inc. 6.125% due 05/15/14	2,225	2,470
6.300% due 09/15/17	1,330	1,441
6.350% due 03/15/40	2,695	2,775
HCA, Inc. 8.500% due 04/15/19 (Þ)	3,480	3,824
7.875% due 02/15/20 (Þ)	1,375	1,480
7.250% due 09/15/20 (Þ)	4,065	4,268
Series WI 9.125% due 11/15/14	1,750	1,862
HCP, Inc. 5.950% due 09/15/11	6,845	7,177
Health Net, Inc. 6.375% due 06/01/17	1,775	1,651
Healthsouth Corp. (Ñ) 10.750% due 06/15/16	2,705	2,948
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,445
HRPT Properties Trust 5.750% due 02/15/14	2,710	2,790
HUB International Holdings, Inc. (Þ) 10.250% due 06/15/15	6,180	6,025
Humana, Inc. 8.150% due 06/15/38	3,226	3,450
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,890	3,165
International Business Machines Corp. 5.700% due 09/14/17	600	676
International Lease Finance Corp. (Ñ) 5.750% due 06/15/11	6,630	6,616
International Paper Co. 7.950% due 06/15/18	5,250	6,230

	Principal Amount ($) or Shares	Market Value $
Jabil Circuit, Inc. 7.750% due 07/15/16	2,360	2,502
Jersey Central Power & Light Co. 5.625% due 05/01/16	1,515	1,646
JPMorgan Chase & Co. 5.600% due 06/01/11	235	245
0.902% due 02/26/13 (Ê)	6,235	6,252
5.375% due 01/15/14 (Ñ)	2,565	2,784
5.150% due 10/01/15	3,950	4,220
6.000% due 01/15/18	9,100	9,812
6.300% due 04/23/19	3,050	3,385
4.950% due 03/25/20 (Ñ)	1,720	1,723
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	8,735	9,174
JPMorgan Chase Bank NA Series AI (Þ) 5.875% due 06/13/16	240	259
Series BKNT 6.000% due 10/01/17	6,400	6,868
JPMorgan Chase Capital XIII (Ê) Series M 1.239% due 09/30/34	6,050	4,735
JPMorgan Chase Capital XX (Ñ) Series T 6.550% due 09/29/36	300	286
JPMorgan Chase Capital XXI (Ê)(Ñ) Series U 1.294% due 01/15/87	455	354
JPMorgan Chase Capital XXII Series V 6.450% due 02/02/37	1,100	1,038
JPMorgan Chase Capital XXIII (Ê) 1.436% due 05/15/77	8,880	6,896
Kansas City Southern Railway (Ñ) 13.000% due 12/15/13	1,500	1,793
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	7,475	8,776
Kraft Foods, Inc. 2.625% due 05/08/13 (Ñ)	3,630	3,711
6.125% due 02/01/18 (Ñ)	1,000	1,105
6.125% due 08/23/18	2,550	2,814
5.375% due 02/10/20	8,650	8,972
6.500% due 02/09/40 (Ñ)	5,400	5,811
Kroger Co. (The)(Ñ) 3.900% due 10/01/15	2,295	2,344
L-3 Communications Corp. Series B 6.375% due 10/15/15	1,750	1,792
LBI Escrow Corp. (Þ) 8.000% due 11/01/17	2,065	2,140
Lehman Brothers Holdings, Inc. (Ø) 3.005% due 07/18/11	900	195
6.625% due 01/18/12	770	169
6.200% due 09/26/14	1,000	220
6.875% due 05/02/18	1,365	304
7.000% due 09/27/27	1,260	277
Liberty Mutual Group, Inc. (Þ) 7.800% due 03/15/37 (Ñ)	8,835	8,172
7.000% due 03/07/67	7,230	6,408

Russell Strategic Bond Fund	121

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Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Lincoln National Corp. 6.200% due 12/15/11	285	303
Lubrizol Corp. 8.875% due 02/01/19	4,500	5,627
MacDermid, Inc. (Þ) 9.500% due 04/15/17	3,120	3,221
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	745	696
Marathon Oil Corp. 6.500% due 02/15/14	1,475	1,665
Max USA Holdings, Ltd. (Þ) 7.200% due 04/14/17	2,485	2,590
MBNA Capital B (Ê) Series B 1.144% due 02/01/27	2,855	2,074
MBNA Corp. 6.125% due 03/01/13	2,000	2,159
Medco Health Solutions, Inc. 6.125% due 03/15/13	500	549
7.250% due 08/15/13	5,857	6,695
Merrill Lynch & Co., Inc. 0.516% due 07/25/11 (Ê)	1,600	1,591
6.050% due 08/15/12	6,800	7,297
6.050% due 05/16/16	3,575	3,699
6.400% due 08/28/17	2,600	2,729
6.875% due 04/25/18	10,780	11,610
6.220% due 09/15/26	1,195	1,152
7.750% due 05/14/38	1,500	1,651
MetLife Capital Trust X (Þ) 9.250% due 04/08/68	1,500	1,755
MetLife, Inc. 6.125% due 12/01/11	2,870	3,066
6.400% due 12/15/36	500	473
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	3,000	3,245
MGM Mirage (Þ) 11.125% due 11/15/17	2,375	2,699
Mirant Mid Atlantic Pass Through Trust A Series A 8.625% due 06/30/12	3,046	3,145
Mirant Mid Atlantic Pass Through Trust B Series B 9.125% due 06/30/17	2,916	3,113
Monsanto Co. (Ñ) 5.125% due 04/15/18	5,000	5,348
Morgan Stanley 5.375% due 10/15/15	7,000	7,252
0.754% due 10/18/16 (Ê)	5,505	5,073
5.450% due 01/09/17	2,425	2,460
6.250% due 08/28/17	1,300	1,347
5.950% due 12/28/17	2,350	2,407
6.625% due 04/01/18	13,920	14,759
5.625% due 09/23/19	3,900	3,846
Series GMTN (Ê) 0.595% due 01/09/14	3,950	3,787
National City Bank (Ê) Series BKNT 0.622% due 06/07/17	7,200	6,422

	Principal Amount ($) or Shares	Market Value $
Nationwide Financial Services 6.250% due 11/15/11	660	699
Nationwide Mutual Insurance Co. (Þ) 7.875% due 04/01/33	2,207	2,277
5.810% due 12/15/24	7,970	7,391
Navistar International Corp. (Ñ) 8.250% due 11/01/21	2,295	2,421
NB Capital Trust IV 8.250% due 04/15/27	2,521	2,540
NBC Universal, Inc. (Å) 3.650% due 04/30/15	4,805	4,851
5.150% due 04/30/20	9,890	10,005
6.400% due 04/30/40	3,285	3,392
News America Holdings, Inc. 9.250% due 02/01/13	25	29
7.900% due 12/01/95	715	833
8.250% due 10/17/96	240	270
NII Capital Corp. (Þ) 10.000% due 08/15/16	5,775	6,410
Nisource Finance Corp. 10.750% due 03/15/16	1,325	1,710
6.400% due 03/15/18	2,180	2,383
NuStar Logistics, LP 6.050% due 03/15/13	3,607	3,881
Ohio Power Co. Series F 5.500% due 02/15/13	285	311
OMX Timber Finance Investments I LLC (Å) 5.420% due 01/29/20	7,200	7,083
Oncor Electric Delivery Co. LLC (Ñ) 6.800% due 09/01/18	4,750	5,462
Pacific Gas & Electric Co. 6.250% due 12/01/13	1,375	1,553
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	3,542	4,196
Peabody Energy Corp. 7.875% due 11/01/26	500	528
Pemex Project Funding Master Trust 6.625% due 06/15/38	3,825	3,731
Philip Morris International, Inc. 6.875% due 03/17/14	1,980	2,287
5.650% due 05/16/18 (Ñ)	3,840	4,200
4.500% due 03/26/20	4,950	4,880
PNC Bank NA (Ñ) Series BKNT 6.875% due 04/01/18	2,400	2,675
Princeton University 4.950% due 03/01/19	1,160	1,242
Principal Life Income Funding Trusts 5.300% due 04/24/13	400	430
Progress Energy, Inc. 7.050% due 03/15/19	2,550	2,938
7.750% due 03/01/31	275	336
ProLogis 1.875% due 11/15/37	2,550	2,362
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,758

122	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,566
Series FSA (Ê)(Þ) 1.129% due 12/18/17	3,500	2,969
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,542
Puget Sound Energy, Inc. Series A 6.974% due 06/01/67	1,500	1,426
QVC, Inc. (Þ) 7.375% due 10/15/20	4,730	4,801
Qwest Corp. 7.875% due 09/01/11 (Ñ)	6,750	7,163
7.625% due 06/15/15	1,000	1,103
8.375% due 05/01/16	4,775	5,443
Rainbow National Services LLC (Þ) 8.750% due 09/01/12	2,115	2,144
Reed Elsevier Capital, Inc.(Ñ) 7.750% due 01/15/14	3,140	3,634
Reliant Energy Mid-Atlantic Power Holdings LLC Series B 9.237% due 07/02/17	3,663	3,792
Rensselaer Polytechnic Institute 5.600% due 09/01/20	4,675	4,808
Rockies Express Pipeline LLC (Þ) 3.900% due 04/15/15	3,600	3,577
Rohm and Haas Co. (Ñ) 6.000% due 09/15/17	100	108
Roper Industries, Inc. (Ñ) 6.250% due 09/01/19	1,245	1,335
Sabine Pass LNG, LP 7.250% due 11/30/13	8,590	8,257
SBA Tower Trust (Þ) 4.254% due 04/15/40	3,815	3,915
Sealy Mattress Co. (Ñ)(Þ) 10.875% due 04/15/16	225	257
Simon Property Group, LP 5.300% due 05/30/13	3,720	3,989
6.100% due 05/01/16 (Ñ)	1,955	2,108
10.350% due 04/01/19	1,250	1,620
5.650% due 02/01/20 (Ñ)	2,800	2,884
SLM Corp. 5.400% due 10/25/11	1,450	1,481
5.125% due 08/27/12	1,150	1,160
South Carolina Electric & Gas Co. 6.500% due 11/01/18	1,240	1,426
Southern Copper Corp. 6.375% due 07/27/15	1,780	1,964
7.500% due 07/27/35	4,165	4,456
6.750% due 04/16/40	1,435	1,448
Southern Union Co. 7.200% due 11/01/66	8,940	8,359
Sprint Capital Corp. 8.375% due 03/15/12	1,250	1,319
6.875% due 11/15/28	960	835
8.750% due 03/15/32	1,670	1,670

	Principal Amount ($) or Shares	Market Value $
Staples, Inc. (Ñ) 9.750% due 01/15/14	3,695	4,526
Symetra Financial Corp. 6.125% due 04/01/16 (Å)	1,200	1,219
8.300% due 10/15/67 (Þ)	3,430	3,241
TD Ameritrade Holding Corp. (Ñ) 4.150% due 12/01/14	4,375	4,468
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	3,305	3,780
7.500% due 04/01/17	1,350	1,545
8.375% due 06/15/32	1,250	1,518
Texas Competitive Electric Holdings Co. LLC (Ñ) 10.500% due 11/01/16	5,492	4,010
Textron, Inc. 6.200% due 03/15/15	3,235	3,467
Thermo Fisher Scientific, Inc. 3.200% due 05/01/15	2,070	2,082
Time Warner Cable, Inc. 8.250% due 02/14/14	1,560	1,842
6.750% due 07/01/18	2,590	2,936
Time Warner Entertainment Co., LP Series * 8.375% due 03/15/23	1,176	1,476
Time Warner, Inc. 5.500% due 11/15/11	850	901
4.875% due 03/15/20	4,350	4,311
Timken Co. 6.000% due 09/15/14	2,440	2,624
Transatlantic Holdings, Inc. 8.000% due 11/30/39	2,350	2,466
UAL 2009-1 Pass Through Trust 10.400% due 05/01/18	600	651
UBS Preferred Funding Trust V (ƒ) Series 1 6.243% due 05/29/49	3,600	3,312
Union Electric Co. 6.400% due 06/15/17	3,145	3,493
UnitedHealth Group, Inc. 4.875% due 02/15/13 (Ñ)	400	429
6.000% due 06/15/17	56	60
Series WI 6.500% due 06/15/37	675	713
USB Capital IX (ƒ) 6.189% due 10/29/49	300	261
USB Realty Corp. (ƒ)(Þ) 6.091% due 12/29/49	4,225	3,560
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	4,185	5,134
10.500% due 03/15/39	1,160	1,572
Verizon Communications, Inc. 5.250% due 04/15/13	300	328
8.750% due 11/01/18	5,440	6,876
8.950% due 03/01/39	1,370	1,890
Viacom, Inc. 6.250% due 04/30/16	5,150	5,779

Russell Strategic Bond Fund	123

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Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Wachovia Bank NA Series BKNT 6.600% due 01/15/38	3,200	3,424
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	6,925	5,990
Wachovia Corp. 0.433% due 10/15/11 (Ê)	3,800	3,787
5.500% due 05/01/13	3,150	3,425
5.625% due 10/15/16	100	107
5.750% due 02/01/18 (Ñ)	1,200	1,292
Waste Management, Inc. (Ñ) 6.375% due 03/11/15	1,185	1,342
WCI Finance LLC / WEA Finance LLC (Þ) 5.400% due 10/01/12	1,103	1,179
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	3,870	4,410
6.750% due 09/02/19	1,300	1,456
Wells Fargo & Co. 5.625% due 12/11/17 (Ñ)	2,770	2,983
Series K (ƒ) 7.980% due 03/29/49	20,000	21,100
Wells Fargo Capital XV (ƒ)(Ñ) 9.750% due 12/31/49	3,585	4,015
Whirlpool Corp. 8.600% due 05/01/14	1,125	1,317
Williams Cos., Inc. (The) 7.875% due 09/01/21	4,483	5,366
7.750% due 06/15/31	1,340	1,543
Williams Partners, LP (Þ) 3.800% due 02/15/15 (Ñ)	3,335	3,354
5.250% due 03/15/20	5,380	5,534
Windstream Corp. Series WI 8.625% due 08/01/16	500	512
WMG Acquisition Corp. 7.375% due 04/15/14	1,575	1,520
9.500% due 06/15/16 (Þ)	675	729
XTO Energy, Inc. (Ñ) 6.500% due 12/15/18	1,850	2,174
Yum! Brands, Inc. 4.250% due 09/15/15	2,500	2,600
ZFS Finance USA Trust I (Þ) 5.875% due 05/09/32	1,983	1,895
6.500% due 05/09/67	1,910	1,829
6.150% due 12/15/65	5,475	5,256
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	4,205	4,058

		1,404,965

International Debt - 9.5%
Achmea Hypotheekbank NV (Þ) 3.200% due 11/03/14	13,600	13,863
America Movil SAB de CV (Þ) 3.625% due 03/30/15	5,640	5,699
6.125% due 03/30/40	4,800	4,752
Anglo American Capital PLC (Þ) 9.375% due 04/08/14	1,075	1,304
9.375% due 04/08/19	1,400	1,823

	Principal Amount ($) or Shares	Market Value $
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	5,000	5,513
Arab Republic of Egypt (Ñ)(Þ) 6.875% due 04/30/40	3,895	3,924
ArcelorMittal (Ñ) 9.000% due 02/15/15	2,150	2,586
9.850% due 06/01/19	2,110	2,748
6.125% due 06/01/18	3,425	3,692
Argentina Government International Bond (Ê) Zero coupon due 12/15/35	23,820	1,846
AstraZeneca PLC 5.900% due 09/15/17 (Ñ)	1,100	1,246
6.450% due 09/15/37	900	1,032
Bakrie Telecom 11.500% due 05/07/15	4,030	4,030
Banco Santander Brasil SA (Å) 4.500% due 04/06/15	6,075	6,015
Bank of China Hong Kong, Ltd. (Ñ)(Þ) 5.500% due 02/11/20	600	603
Barclays Bank PLC 5.450% due 09/12/12 (Ñ)	19,100	20,590
6.050% due 12/04/17 (Þ)	2,700	2,814
6.750% due 05/22/19	5,500	6,175
7.375% due 06/29/49 (ƒ)(Þ)	3,075	2,967
BAT International Finance PLC (Þ) 9.500% due 11/15/18	2,100	2,770
BBVA Bancomer SA (Ñ)(Å) 7.250% due 04/22/20	4,225	4,287
Black Diamond CLO, Ltd. (Ê)(Å) Series 2007-1A Class AD 0.578% due 04/29/19	23,250	21,427
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	600	552
BRFkredit AS (Å) 2.050% due 04/15/13	16,500	16,594
British Telecommunications PLC 9.625% due 12/15/30	1,660	2,136
C10 Capital SPV, Ltd. (ƒ)(Þ) 6.722% due 12/31/49	1,800	1,316
CDP Financial, Inc. (Þ) 5.600% due 11/25/39	6,700	6,818
Cenovus Energy, Inc. (Þ) 4.500% due 09/15/14	1,520	1,600
Cie de Financement Foncier (Å) 2.125% due 04/22/13	7,500	7,551
Commonwealth Bank of Australia (Ñ)(Þ) 2.500% due 12/10/12	6,800	6,943
Corp. Andina de Fomento 8.125% due 06/04/19	3,730	4,466
Corp. Nacional del Cobre de Chile (Þ) 7.500% due 01/15/19	6,657	7,968
6.150% due 10/24/36	100	105
Covidien International Finance SA (Ñ) 5.450% due 10/15/12	795	868
6.000% due 10/15/17	1,915	2,123
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	1,650	1,724

124	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Credit Suisse AG 5.400% due 01/14/20	3,555	3,619
Credit Suisse Guernsey, Ltd. (Ê)(ƒ) Series 1 1.126% due 05/29/49	3,595	2,823
Credit Suisse NY 5.000% due 05/15/13	4,700	5,058
5.500% due 05/01/14	3,000	3,287
6.000% due 02/15/18	1,380	1,475
5.300% due 08/13/19	640	670
Deutsche Bank AG (Ñ) 6.000% due 09/01/17	5,800	6,416
Dexia Credit Local 0.928% due 09/23/11 (Ê)(Þ)	3,000	3,020
2.750% due 01/10/14 (Þ)	7,200	7,326
0.808% due 04/29/14 (Ê)(Å)	5,300	5,293
Digicel Group, Ltd. (Ñ)(Þ) 9.125% due 01/15/15	6,157	6,219
10.500% due 04/15/18	3,198	3,438
Dolphin Energy, Ltd. (Þ) 5.888% due 06/15/19	1,980	2,037
DP World, Ltd. (Þ) 6.850% due 07/02/37	4,075	3,370
DTEK Finance BV (Ñ)(Å) 9.500% due 04/28/15	3,505	3,505
Electricite De France (Þ) 5.500% due 01/26/14 (Ñ)	1,700	1,881
6.500% due 01/26/19	1,700	1,928
6.950% due 01/26/39	1,700	2,004
Endurance Specialty Holdings, Ltd. 6.150% due 10/15/15	525	559
7.000% due 07/15/34	425	407
Enel Finance International SA (Þ) 3.875% due 10/07/14	4,850	4,956
6.250% due 09/15/17	1,500	1,610
5.125% due 10/07/19	6,855	6,736
Export-Import Bank of China (Þ) 4.875% due 07/21/15	300	321
FIH Erhvervsbank A/S (Å) 1.750% due 12/06/12	7,600	7,624
France Telecom SA (Ñ) 4.375% due 07/08/14	1,840	1,967
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	5,610	5,887
Gaz Capital SA for Gazprom 7.343% due 04/11/13 (Þ)	600	643
6.212% due 11/22/16 (Þ)	7,730	7,778
8.146% due 04/11/18 (Þ)	2,600	2,889
Series REGS 8.625% due 04/28/34	17,900	21,124
Government of the Cayman Islands (Þ) 5.950% due 11/24/19	1,030	1,035
HBOS PLC (Þ) 6.750% due 05/21/18	9,920	9,499
HSBC Holdings PLC 6.500% due 05/02/36	700	744
6.500% due 09/15/37 (Ñ)	1,200	1,272
6.800% due 06/01/38	1,375	1,502

	Principal Amount ($) or Shares	Market Value $
Israel Government AID Bond 5.500% due 09/18/33	6,000	6,472
JPMorgan Chase Bank 10.000% due 07/17/17	30,887,000	3,707
11.000% due 11/17/20	32,483,000	4,179
Kansas City Southern de Mexico SA de CV 12.500% due 04/01/16	2,800	3,311
8.000% due 02/01/18 (Þ)	1,800	1,877
KazMunaiGaz Finance Sub BV (Å) 7.000% due 05/05/20	2,070	2,050
Kommunalbanken AS 2.000% due 01/14/13	3,500	3,539
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	485	516
Landwirtschaftliche Rentenbank 5.250% due 07/02/12	10,700	11,595
1.875% due 09/24/12	13,500	13,641
LBG Capital No. 1 PLC (ƒ) 8.500% due 12/29/49	300	258
LeasePlan Corp. NV (Þ) 3.000% due 05/07/12	7,500	7,748
Lloyds TSB Bank PLC (Þ) 4.375% due 01/12/15	3,075	3,053
12.000% due 12/29/49 (ƒ)	8,700	10,064
Macquarie Bank, Ltd. (Þ) 3.300% due 07/17/14	16,100	16,616
MHP SA (Å) 10.250% due 04/29/15	2,030	1,989
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	5,725	5,924
Morgan Stanley (Ê) 0.988% due 03/01/13	2,100	2,662
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	4,050	4,024
National Australia Bank, Ltd. (Ñ)(Þ) 5.350% due 06/12/13	6,725	7,317
Nationwide Building Society (Ñ)(Þ) 6.250% due 02/25/20	2,600	2,714
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	2,525	1,649
7.125% due 10/15/33	4,645	2,915
North American Development Bank 4.375% due 02/11/20	7,100	7,110
PE Paper Escrow GmbH (Ñ)(Þ) 12.000% due 08/01/14	1,200	1,368
Peruvian Government International Bond 7.125% due 03/30/19	2,500	2,940
Petro-Canada (Ñ) 6.050% due 05/15/18	1,350	1,489
Petroleos Mexicanos 8.000% due 05/03/19	4,400	5,170
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	119	118
Polo Ralph Lauren Corp. 4.500% due 10/04/13	2,050	2,820
Province of Ontario Canada 4.100% due 06/16/14	6,000	6,364

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Qatar Government International Bond (Þ) 5.250% due 01/20/20	9,850	10,195
6.400% due 01/20/40	4,260	4,462
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 06/29/49	3,067	3,946
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Þ) 5.298% due 09/30/20	5,035	5,242
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Þ) 5.838% due 09/30/27	300	306
Reliance Industries, Ltd. (Þ) 10.250% due 01/15/97	1,000	1,010
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	4,805	4,776
Rio Tinto Finance USA, Ltd. (Ñ) 5.875% due 07/15/13	7,485	8,270
Royal Bank of Scotland PLC (The) 3.000% due 12/09/11 (Ñ)(Þ)	24,800	25,496
2.625% due 05/11/12 (Þ)	6,070	6,208
4.875% due 08/25/14 (Ñ)(Þ)	4,075	4,169
Series 1 (ƒ)(Ñ) 9.118% due 03/31/49	2,300	2,081
Russian Foreign Bond—Eurobond (Ñ)(Þ) 3.625% due 04/29/15	4,100	4,003
Santander US Debt SA Unipersonal (Ê)(Þ) 1.089% due 03/30/12	11,200	11,199
Shell International Finance BV 4.375% due 03/25/20	5,865	5,928
Sigma Alimentos SA (Þ) 6.875% due 12/16/19	520	534
Societe Financement de l’Economie Francaise (Ê)(Þ) 0.504% due 07/16/12	2,000	2,007
Standard Chartered PLC (Þ) 5.500% due 11/18/14	500	542
State of Qatar 5.150% due 04/09/14	610	654
Suncor Energy, Inc. 6.100% due 06/01/18 (Ñ)	1,500	1,655
5.950% due 12/01/34	1,920	1,938
Swedbank AB (Ñ)(Þ) 2.900% due 01/14/13	5,000	5,138
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	9,600	9,911
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	241	253
Teck Resources, Ltd. 10.750% due 05/15/19	2,825	3,517
Telecom Italia Capital SA 0.914% due 07/18/11 (Ê)	1,600	1,592
6.200% due 07/18/11	1,810	1,897
6.999% due 06/04/18 (Ñ)	1,865	2,019
7.721% due 06/04/38	2,845	3,048
Telefonica Emisiones SAU 5.984% due 06/20/11	1,335	1,405
2.582% due 04/26/13	3,335	3,344
6.421% due 06/20/16	6,140	6,855
5.134% due 04/27/20	3,025	3,028

	Principal Amount ($) or Shares	Market Value $
Temasek Financial I, Ltd. (Þ) 4.300% due 10/25/19	1,200	1,205
TNK-BP Finance SA 6.125% due 03/20/12 (Þ)	500	517
7.500% due 07/18/16	2,605	2,787
TransCanada PipeLines, Ltd. 6.350% due 05/15/67	3,175	3,053
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 8.700% due 08/07/18	1,000	1,203
Transocean, Inc. 5.250% due 03/15/13 (Ñ)	1,930	2,087
6.000% due 03/15/18	2,570	2,814
Series B 1.500% due 12/15/37	9,325	8,999
Tyco Electronics Group SA
6.000% due 10/01/12	4,160	4,490
6.550% due 10/01/17	4,140	4,639
UBS AG 1.352% due 02/23/12 (Ê)	2,400	2,415
Series DPNT (Ñ) 5.875% due 12/20/17	2,000	2,115
5.750% due 04/25/18	300	314
UBS Luxembourg SA for OJSC Vimpel Communications Series REGS 8.250% due 05/23/16	300	326
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH (Þ) 8.125% due 12/01/17	2,250	2,295
US Bank National Associtaion 4.375% due 02/28/17	1,800	2,410
Vale Overseas, Ltd. 6.250% due 01/23/17 (Ñ)	200	219
6.875% due 11/21/36	200	210
6.875% due 11/10/39	3,660	3,840
VIP Finance Ireland, Ltd. for OJSC Vimpel Communications Series REGS 9.125% due 04/30/18	1,200	1,380
Virgin Media Finance PLC 8.750% due 04/15/14	200	204
Volvo Treasury AB (Þ) 5.950% due 04/01/15	3,924	4,063
Weatherford International, Ltd. (Ñ) 9.625% due 03/01/19	1,625	2,102
9.875% due 03/01/39	620	846
Westpac Banking Corp. 1.900% due 12/14/12 (Þ)	11,400	11,473
4.875% due 11/19/19 (Ñ)	5,500	5,585
Westpac Securities NZ, Ltd. (Þ) 2.500% due 05/25/12	14,600	14,915
White Mountains Re Group, Ltd. (ƒ)(Þ) 7.506% due 05/29/49	8,600	7,901
Wind Acquisition Finance SA (Ñ)(Þ) 11.750% due 07/15/17	1,900	2,114
WPP Finance UK (Ñ) 8.000% due 09/15/14	3,880	4,480
WT Finance Aust Pty, Ltd. / Westfield Capital / WEA Finance LLC (Þ) 5.125% due 11/15/14	925	970

126	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

XL Capital, Ltd. (ƒ) Series E 6.500% due 12/31/49	4,945	4,055
Xstrata Canada Corp. 6.000% due 10/15/15	1,050	1,139

		721,384

Loan Agreements - 0.3%
Adam Aircraft Term Loan (Ø)(Å) 15.130% due 05/01/12	760	8
AWAS, 2nd Lien Term Loan 6.313% due 03/21/13	703	662
Energy Future Holdings Corp., Term Loan B 3.752% due 10/10/14	4,289	3,487
3.790% due 10/10/14	33	27
HCA, Inc. Term Loan A (Ê) 1.790% due 11/18/12	5,448	5,283
Kelson Holdings, Inc. 1st Lien Term Loan 3.540% due 03/08/13	10,500	10,132
Newsday Corp. Fixed Rate Term Loan 10.500% due 07/09/13	2,775	3,023
Supermedia, Inc. Exit Term Loan 11.000% due 12/31/15	2,338	2,185

		24,807

Mortgage-Backed Securities - 41.3%
Adjustable Rate Mortgage Trust (Ê) Series 2005-1 Class 5A2 0.593% due 05/25/35	318	300
Series 2005-3 Class 8A2 0.503% due 07/25/35	857	753
Alliance Bancorp Trust (Ê) Series 2007-OA1 Class A1 0.503% due 07/25/37	4,080	2,141
ALROSA Finance SA (Þ) 8.875% due 11/17/14	485	524
American Home Mortgage Assets (Ê)
Series 2006-1 Class 1A3 0.493% due 05/25/46	7,127	1,828
Series 2006-2 Class 2A2 0.493% due 09/25/46	7,114	1,415
Series 2006-3 Class 1A3 0.583% due 10/25/46	6,160	353
Series 2006-4 Class 1A11 0.453% due 10/25/46	10,613	6,027
Series 2006-4 Class 2A2 1.611% due 10/25/46	9,417	1,907
Series 2006-5 Class A2 1.433% due 11/25/46	7,500	1,628
Series 2006-6 Class A1C 0.543% due 12/25/46	1,877	139
Series 2007-4 Class A2 0.453% due 08/25/37	12,480	8,633
American Home Mortgage Investment Trust
Series 2004-1 Class 1A (Ê) 0.613% due 04/25/44	236	171

	Principal Amount ($) or Shares	Market Value $
Series 2004-4 Class 4A (Ê) 2.387% due 02/25/45	753	685
Series 2005-2 Class 1A1 (Ê) 0.563% due 09/25/45	4,822	3,316
Series 2005-2 Class 5A3 5.077% due 09/25/35	1,900	1,914
Series 2005-4 Class 1A1 (Ê) 0.553% due 11/25/45	888	571
Series 2006-1 Class 1A2 (Ê) 0.453% due 03/25/46	8,208	2,417
Series 2007-1 Class GA1C (Ê) 0.453% due 05/25/47	6,109	3,672
Banc of America Alternative Loan Trust
Series 2003-2 Class CB2 (Ê) 0.763% due 04/25/33	481	425
Series 2003-10 Class 2A2 (Ê) 0.713% due 12/25/33	1,336	1,195
Series 2004-10 Class 1CB1 6.000% due 11/25/34	385	346
Series 2004-11 Class 1CB1 6.000% due 12/25/34	458	406
Series 2005-3 Class 2A1 5.500% due 04/25/20	482	440
Series 2005-5 Class 2CB1 6.000% due 06/25/35	710	545
Series 2005-9 Class 5A1 5.500% due 10/25/20	945	928
Series 2006-5 Class CB17 6.000% due 06/25/46	2,224	1,605
Series 2006-6 Class CB6 6.000% due 06/25/46	1,562	1,307
Banc of America Commercial Mortgage, Inc. Series 2000-2 Class B 7.378% due 09/15/32	305	305
Series 2000-2 Class C 7.438% due 09/15/32	100	100
Series 2002-PB2 Class A4 6.186% due 06/11/35	6,682	7,072
Series 2002-PB2 Class C 6.349% due 06/11/35	100	102
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	978	1,069
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	1,003	1,094
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	301	336
Series 2005-2 Class A4 4.783% due 07/10/43	3,780	3,945
Series 2005-3 Class A2 4.501% due 07/10/43	1,633	1,645
Series 2005-6 Class A4 5.350% due 09/10/47	1,500	1,582
Series 2006-1 Class A4 5.372% due 09/10/45	4,225	4,341
Series 2006-2 Class A4 5.738% due 05/10/45	20,731	21,746

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-4 Class A4 5.634% due 07/10/46	5,245	5,399
Series 2006-6 Class A4 5.356% due 10/10/45	6,230	6,212
Series 2007-2 Class A4 5.867% due 04/10/49	12,458	12,190
Series 2007-2 Class AAB 5.639% due 04/10/49	1,905	1,942
Series 2008-1 Class A4 6.184% due 02/10/51	6,150	6,296
Series 2008-1 Class ASB 6.173% due 02/10/51	20	21
Series 2008-1 Class B (Þ) 6.416% due 02/10/51	1,562	619
Series 2008-1 Class C (Þ) 6.416% due 02/10/51	1,507	522
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	649	586
Series 2005-D Class A1 (Ê) 2.990% due 05/25/35	1,091	1,073
Series 2005-F Class 1A2 (Ê) 0.606% due 09/20/35	326	111
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,640	3,563
Series 2006-A Class 3A2 5.749% due 02/20/36	1,369	879
Series 2006-A Class 4A1 (Ê) 5.534% due 02/20/36	3,807	2,914
Series 2006-F Class 1A2 (Ê) 5.156% due 07/20/36	251	124
Series 2006-H Class 4A4 6.096% due 09/20/46	1,092	238
Series 2006-I Class 5A1 (Ê) 6.063% due 10/20/46	13,549	11,949
Series 2006-J Class 4A1 6.031% due 01/20/47	1,063	801
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.713% due 12/25/33	1,078	1,047
Series 2004-1 Class 5A1 6.500% due 09/25/33	43	44
Series 2004-2 Class 1A9 (Ê) 0.713% due 03/25/34	1,065	998
Series 2004-11 Class 2A1 5.750% due 01/25/35	2,381	2,399
Series 2004-D Class 1A1 (Ê) 3.629% due 05/25/34	104	98
Series 2004-F Class 1A1 (Ê) 4.090% due 07/25/34	1,025	993
Series 2004-I Class 2A2 (Ê) 3.677% due 10/25/34	197	186
Series 2004-L Class 2A1 (Ê) 3.307% due 01/25/35	3,255	2,998
Series 2005-1 Class 1A13 4.750% due 02/25/35	633	637
Series 2005-3 Class 1A25 5.500% due 04/25/35	882	889

	Principal Amount ($) or Shares	Market Value $
Series 2005-G Class 2A1 (Ê) 4.908% due 08/25/35	1,503	1,256
Series 2005-H Class 2A5 (Ê) 4.786% due 09/25/35	3,300	2,907
Series 2005-I Class 2A2 (Ê) 4.861% due 10/25/35	2,680	701
Series 2005-I Class 4A1 (Ê) 5.230% due 10/25/35	1,667	1,505
Series 2005-L Class 3A1 (Ê) 5.386% due 01/25/36	1,586	1,475
Series 2006-2 Class A12 6.000% due 07/25/46	838	748
Series 2006-2 Class A15 6.000% due 07/25/46	1,724	1,578
Series 2006-B Class 1A1 (Ê) 4.262% due 10/20/46	1,143	842
Series 2007-1 Class 1A16 5.625% due 03/25/37	2,470	2,179
Series 2007-1 Class 1A7 5.750% due 03/25/37	271	272
Series 2007-3 Class 1A1 6.000% due 09/25/37	6,166	5,492
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A2 3.400% due 02/25/33	10	9
Series 2003-1 Class 6A1 2.919% due 04/25/33	54	53
Series 2003-8 Class 4A1 3.681% due 01/25/34	278	267
Series 2004-1 Class 21A1 2.925% due 04/25/34	1,244	1,174
Series 2004-3 Class 1A1 (Ê) 4.080% due 07/25/34	980	850
Series 2004-8 Class 2A1 3.482% due 11/25/34	2,914	2,605
Series 2004-9 Class 22A1 (Ê) 4.136% due 11/25/34	539	510
Series 2004-10 Class 22A1 4.976% due 01/25/35	723	716
Series 2005-2 Class A1 (Ê) 2.760% due 03/25/35	11,754	10,993
Series 2005-2 Class A2 (Ê) 2.934% due 03/25/35	1,708	1,665
Series 2005-5 Class A2 (Ê) 2.560% due 08/25/35	2,810	2,699
Series 2007-1 Class 3A2 5.666% due 02/25/47	2,967	363
Series 2007-3 Class 1A1 5.378% due 05/25/47	11,014	8,600
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.952% due 05/25/35	1,612	1,212
Series 2005-5 Class 21A1 2.884% due 07/25/35	3,590	2,764
Series 2005-7 Class 22A1 5.119% due 09/25/35	640	494

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-8 Class 11A1 (Ê) 0.533% due 10/25/35	1,981	1,201
Series 2006-3 Class 22A1 5.733% due 05/25/36	5,408	2,610
Series 2006-3 Class 33A1 (Ê) 6.026% due 05/25/36	1,747	1,068
Series 2006-4 Class 13A1 (Ê) 0.423% due 08/25/36	9,729	4,566
Bear Stearns Asset Backed Securities Trust 6.500% due 01/01/32	709	711
Bear Stearns Commercial Mortgage Securities Series 2000-WF2 Class C 7.590% due 10/15/32	400	408
Series 2001-TOP Class A2 6.480% due 02/15/35	121	124
Series 2001-TOP Class A3 5.610% due 11/15/33	555	576
Series 2004-PWR Class A3 4.565% due 07/11/42	1,500	1,522
Series 2005-PWR Class A4B 4.943% due 09/11/42	85	82
Series 2007-PW1 Class A4 5.908% due 06/11/40	5,198	5,293
5.331% due 02/11/44	100	99
5.694% due 06/11/50	4,500	4,572
Series 2007-PW1 Class AM 5.908% due 06/11/40	2,181	1,898
5.915% due 06/11/50	3,640	3,346
Series 2007-T26 Class A4 5.471% due 01/12/45	400	413
Bear Stearns Mortgage Funding Trust (Ê) Series 2006-AR2 Class 2A1 0.493% due 09/25/46	2,039	1,096
Series 2006-AR3 Class 1A1 0.443% due 10/25/36	2,130	1,207
Series 2006-AR4 Class A1 0.473% due 12/25/36	2,401	1,314
Series 2006-AR5 Class 1A1 0.423% due 12/25/46	5,235	3,007
Series 2007-AR2 Class A1 0.433% due 03/25/37	2,582	1,529
Series 2007-AR2 Class A3 0.493% due 03/25/37	9,807	1,427
Series 2007-AR3 Class 1A1 0.403% due 03/25/37	3,841	2,186
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.578% due 01/26/36	2,331	1,499
Series 2007-R6 Class 2A1 5.621% due 12/26/46	1,357	895
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class A2 7.319% due 10/15/32	405	409
Series 2001-245 Class A2 (Þ) 6.484% due 02/12/16	298	308

	Principal Amount ($) or Shares	Market Value $
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	1,155	1,162
Series 2006-S4 Class A3 6.000% due 12/25/36	1,998	1,959
Series 2006-S4 Class A4 6.000% due 12/25/36	577	551
Series 2007-A1 Class 1A3 3.518% due 02/25/37	1,507	1,486
Series 2007-A1 Class 2A1 4.124% due 02/25/37	1,048	1,027
Series 2007-A1 Class 3A1 3.615% due 02/25/37	587	561
Series 2007-A1 Class 4A1 3.303% due 02/25/37	304	298
Series 2007-A1 Class 5A1 4.078% due 02/25/37	1,134	1,100
Series 2007-A1 Class 7A1 4.517% due 02/25/37	450	461
Series 2007-A1 Class 8A1 4.212% due 02/25/37	4,059	4,090
Citicorp Mortgage Securities, Inc. Series 2005-1 Class 1A1 5.000% due 02/25/35	953	935
Series 2006-3 Class 1A9 5.750% due 06/25/36	2,840	2,413
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	3,952	4,044
Series 2006-C5 Class AM 5.462% due 10/15/49	3,610	3,299
Citigroup Mortgage Loan Trust, Inc. Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	274	252
Series 2006-AR7 Class 1A4A 5.648% due 11/25/36	8,204	6,432
Series 2006-WFH Class A2 (Ê) 0.363% due 10/25/36	1,573	1,559
Series 2007-6 Class 1A4A 5.850% due 03/25/37	2,470	1,454
Series 2007-AR8 Class 2A1A 5.853% due 07/25/37	3,769	2,976
Series 2007-WFH Class A4 (Ê) 0.463% due 01/25/37	11,880	5,516
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.223% due 07/15/44	10,680	11,152
Series 2006-CD3 Class A5 5.617% due 10/15/48	9,579	9,853
Series 2007-CD4 Class A4 5.322% due 12/11/49	1,650	1,603
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	1,346	993
Series 2007-A1 Class 1A5 6.000% due 01/25/37	3,629	2,300

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-A3 Class 1A7 5.750% due 03/25/37	2,457	1,773
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.269% due 09/15/30	610	610
Commercial Mortgage Loan Trust Series 2008-LS1 Class AJ 6.019% due 10/10/17	1,280	669
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/16/34	1,652	1,670
Series 2001-J1A Class B (Þ) 6.614% due 02/16/34	1,990	2,050
Series 2003-LB1 Class A2 4.084% due 06/10/38	4,550	4,682
Series 2006-C8 Class A4 5.306% due 12/10/46	2,800	2,732
Series 2007-C9 Class A4 5.816% due 12/10/49	7,970	8,199
Series 2010-RR1 Class GEA (Þ) 5.543% due 02/11/17	7,300	7,178
Countrywide Alternative Loan Trust Series 2003-20C Class 1A2 5.500% due 10/25/33	528	519
Series 2004-2CB Class 1A4 (Ê) 0.663% due 03/25/34	339	319
Series 2004-28C Class 6A1 6.000% due 01/25/35	612	621
Series 2004-J8 Class 1A1 7.000% due 09/25/34	586	594
Series 2005-1CB Class 2A1 6.000% due 03/25/35	8,940	8,204
Series 2005-1CB Class 2A2 5.500% due 03/25/35	1,386	1,332
Series 2005-16 Class A1 (Ê) 2.108% due 06/25/35	2,970	1,576
Series 2005-20C Class 1A1 5.500% due 07/25/35	1,375	1,207
Series 2005-32T Class A7 (Ê) 0.513% due 08/25/35	1,021	872
Series 2005-38 Class A1 (Ê) 1.963% due 09/25/35	1,195	750
Series 2005-38 Class A3 (Ê) 0.613% due 09/25/35	1,195	766
Series 2005-44 Class 1A2A (Ê) 0.553% due 10/25/35	265	264
Series 2005-51 Class 1A1 (Ê) 0.576% due 11/20/35	1,557	968
Series 2005-51 Class 1A2A (Ê) 0.546% due 11/20/35	2,710	2,618
Series 2005-51 Class 2A1 (Ê) 0.556% due 11/20/35	353	209
Series 2005-51 Class 2A2A (Ê) 0.546% due 11/20/35	34	33
Series 2005-51 Class 4A1 (Ê) Interest Only STRIP 0.576% due 11/20/35	551	343

	Principal Amount ($) or Shares	Market Value $
Series 2005-58 Class A2 (Ê) Interest Only STRIP 0.646% due 12/20/35	1,534	447
Series 2005-59 Class 1A1 (Ê) 0.569% due 11/20/35	2,563	1,529
Series 2005-59 Class 1A2B (Ê) 0.516% due 11/20/35	2,520	2,420
Series 2005-62 Class 1A1 (Ê) 0.563% due 12/25/35	1,785	1,014
Series 2005-63 Class 5A1 (Ê) 5.236% due 12/25/35	3,482	2,503
Series 2005-85C Class 2A2 5.500% due 02/25/36	52	38
Series 2005-J8 Class 1A3 5.500% due 07/25/35	2,180	1,792
Series 2005-J13 Class 2A3 5.500% due 11/25/35	1,043	824
Series 2006-6CB Class 1A10 5.500% due 05/25/36	779	675
Series 2006-9T1 Class A7 6.000% due 05/25/36	945	639
Series 2006-23C Class 1A6 6.000% due 08/25/36	2,702	2,018
Series 2006-J2 Class A3 6.000% due 04/25/36	1,464	1,139
Series 2006-OA1 Class 2A1 (Ê) 0.466% due 03/20/46	5,235	2,922
Series 2006-OA1 Class 4A1 (Ê) 0.453% due 08/25/46	3,011	1,711
Series 2006-OA1 Class A1 (Ê) 0.436% due 02/20/47	3,924	2,126
Series 2006-OA1 Class A2 (Ê) 0.466% due 09/20/46	5,998	2,801
0.453% due 10/25/46	20,488	12,406
Series 2006-OA2 Class A1 (Ê) 0.423% due 02/25/47	3,036	1,847
0.446% due 03/20/47	2,090	1,191
Series 2006-OA2 Class A2A (Ê) 0.406% due 05/20/46	1,151	1,123
Series 2006-OA2 Class A5 (Ê) Interest Only STRIP 0.486% due 05/20/46	116	52
Series 2006-OA6 Class 1A3 (Ê) 0.533% due 07/25/46	1,192	375
Series 2006-OC1 Class 2A1 (Ê) 0.353% due 11/25/36	2,278	2,226
0.363% due 01/25/37	608	596
Series 2006-OC6 Class 2A1 (Ê) 0.333% due 07/25/36	539	505
Series 2006-OC7 Class 2A1 (Ê) 0.333% due 07/25/46	122	120
Series 2006-OC9 Class A1 (Ê) 0.338% due 12/25/46	1,388	1,336
Series 2007-15C Class A5 5.750% due 07/25/37	11,003	8,456
Series 2007-15C Class A7 6.000% due 07/25/37	2,912	2,244

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-HY3 Class 1A1 (Ê) 5.990% due 03/25/47	17,182	11,496
Series 2007-J2 Class 2A1 6.000% due 07/25/37	3,417	2,623
Series 2007-OA1 Class A1A (Ê) 1.843% due 11/25/47	7,376	3,974
Series 2007-OA4 Class A1 (Ê) 0.433% due 05/25/47	3,975	2,254
Series 2007-OA6 Class A1B (Ê) 0.463% due 06/25/37	1,755	978
Countrywide Home Loan Mortgage Pass Through Trust Series 2003-8 Class A2 (Ê) 0.763% due 05/25/18	1,322	1,173
Series 2003-20 Class 1A9 5.500% due 07/25/33	732	742
Series 2003-42 Class M (Ê) Interest Only STRIP 3.706% due 10/25/33	631	157
Series 2003-52 Class A1 3.422% due 02/19/34	1,807	1,703
Series 2004-12 Class 1M Interest Only STRIP 3.952% due 08/25/34	313	26
Series 2004-16 Class 1A1 (Ê) 0.663% due 09/25/34	1,223	743
Series 2004-22 Class A3 3.511% due 11/25/34	1,991	1,804
Series 2004-HYB Class 1A1 3.379% due 02/20/35	3,381	3,078
Series 2004-HYB Class A2 3.520% due 11/20/34	1,487	1,295
Series 2004-J9 Class 2A1 5.250% due 01/25/35	1,094	1,068
Series 2005-11 Class 5A1 (Ê) 0.563% due 03/25/35	41	27
Series 2005-29 Class A1 5.750% due 12/25/35	2,595	2,226
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	377	296
Series 2005-R2 Class 2A4 (Þ) 8.500% due 06/25/35	260	252
Series 2006-1 Class A2 6.000% due 03/25/36	1,457	1,239
Series 2006-1 Class A3 Interest Only STRIP 6.000% due 03/25/36	360	78
Series 2006-13 Class 1A23 6.250% due 09/25/36	325	264
Series 2006-20 Class B1 Interest Only STRIP 6.000% due 02/25/37	978	—
Series 2006-HYB Class 3A1A 5.975% due 05/20/36	2,214	1,596
Series 2006-OA5 Class 2A1 (Ê) 0.463% due 04/25/46	4,256	2,488
Series 2006-R2 Class AF1 (Ê)(Þ) 0.683% due 07/25/36	2,805	2,119

	Principal Amount ($) or Shares	Market Value $
Series 2007-1 Class A1 6.000% due 03/25/37	14,052	11,501
Series 2007-14 Class A19 6.000% due 09/25/37	6,597	5,856
Series 2007-18 Class 2A1 6.500% due 11/25/37	2,700	2,352
Series 2007-HY1 Class 1A2 5.601% due 04/25/37	976	196
Series 2008-2R Class A1 6.000% due 12/25/36	1,568	1,455
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CF2 Class A4 6.505% due 02/15/34	399	408
Series 2001-CK1 Class C 6.730% due 12/18/35	1,083	1,090
Series 2001-CKN Class A4 5.435% due 09/15/34	6,073	6,284
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	995	1,047
Series 2002-30 Class DB1 7.398% due 11/25/32	653	596
Series 2002-CKP Class A3 6.439% due 12/15/35	1,395	1,476
Series 2002-CKS Class B 5.333% due 11/15/36	2,525	2,598
Series 2003-29 Class 5A1 7.000% due 12/25/33	101	102
Series 2004-1 Class 3A1 7.000% due 02/25/34	41	42
Series 2004-C1 Class A3 4.321% due 01/15/37	1,983	2,023
Series 2005-9 Class 2A1 5.500% due 10/25/35	5,599	4,890
Series 2005-C6 Class A4 5.230% due 12/15/40	5,300	5,552
Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 4A1 (Å) 6.500% due 10/25/21	8,047	5,606
Series 2006-C3 Class A3 6.019% due 06/15/38	362	374
Series 2006-C3 Class B 6.019% due 06/15/38	2,153	1,065
Series 2006-C4 Class A3 5.467% due 09/15/39	3,350	3,295
Series 2006-C5 Class A3 5.311% due 12/15/39	5,015	4,953
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,058
Series 2007-C2 Class A3 5.542% due 01/15/49	64	60
Series 2007-C5 Class B 6.324% due 09/15/40	2,584	741
Crown Castle Towers LLC (Þ) Series 2006-1A Class AFX 5.245% due 11/15/36	1,875	1,960

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	547	507
Series 2005-AR1 Class 2A3 4.865% due 08/25/35	925	498
Series 2007-OA1 Class A1 (Ê) 0.413% due 02/25/47	7,408	4,520
Series 2007-OA2 Class A1 (Ê) 1.211% due 04/25/47	16,543	9,987
DLJ Commercial Mortgage Corp. Series 1999-CG1 Class S Interest Only STRIP 1.392% due 03/10/32	1,823	58
Series 2000-CF1 Class A4 8.020% due 06/10/33	885	885
Series 2000-CKP Class A1B 7.180% due 11/10/33	571	574
Downey Savings & Loan Association Mortgage Loan Trust (Ê) Series 2006-AR1 Class 2A1A 1.381% due 04/19/47	1,786	1,142
Fannie Mae 5.190% due 2012	2,524	2,686
5.500% due 2013	6	7
5.000% due 2014	22	23
5.500% due 2014	16	17
6.500% due 2015	6	7
5.000% due 2016	166	174
5.500% due 2016	39	43
6.000% due 2016	403	439
8.000% due 2016	7	8
11.000% due 2016	43	47
5.000% due 2017	4,486	4,772
5.500% due 2017	277	296
6.000% due 2017	268	289
6.500% due 2017	191	206
7.000% due 2017	24	27
8.000% due 2017	27	30
4.000% due 2018	16,460	17,177
4.500% due 2018	6,687	7,056
5.000% due 2018	11,592	12,370
5.500% due 2018	270	292
6.500% due 2018	136	149
7.000% due 2018	79	87
10.000% due 2018	25	28
4.500% due 2019	97	103
5.000% due 2019	10,868	11,595
5.500% due 2019	116	124
6.000% due 2019	3,254	3,513
6.500% due 2019	66	75
4.000% due 2020	67	67
4.500% due 2020	785	829
5.000% due 2020	618	659
5.500% due 2020	818	881
6.000% due 2020	4,377	4,724
6.500% due 2020	31	34
8.000% due 2020	4	5

	Principal Amount ($) or Shares	Market Value $
5.000% due 2021	4,432	4,724
5.500% due 2021	4,845	5,196
5.500% due 2022	20,103	21,509
6.500% due 2022	40	45
5.000% due 2023	162	171
5.500% due 2023	4,889	5,232
7.500% due 2024	5	6
8.000% due 2024	53	61
10.000% due 2024	10	11
3.145% due 2025 (Ê)	15	15
7.000% due 2025	2	3
2.923% due 2026 (Ê)	249	260
6.000% due 2026	1,238	1,331
7.000% due 2026	109	121
9.000% due 2026	20	23
6.000% due 2027	3,689	3,951
7.000% due 2027	5	5
7.500% due 2027	16	18
6.500% due 2028	188	209
7.000% due 2028	247	276
5.500% due 2029	1	1
6.500% due 2029	438	484
7.000% due 2029	1,414	1,579
7.500% due 2029	81	90
8.000% due 2029	3	3
8.500% due 2029	2	2
6.500% due 2030	155	170
7.000% due 2030	552	615
7.500% due 2030	312	349
8.000% due 2030	286	322
8.500% due 2030	185	215
9.500% due 2030	85	100
6.500% due 2031	369	407
7.000% due 2031	1,263	1,409
7.500% due 2031	398	451
8.000% due 2031	534	621
8.500% due 2031	261	306
6.500% due 2032	1,119	1,233
7.000% due 2032	3,554	3,974
7.500% due 2032	319	361
8.000% due 2032	23	27
8.500% due 2032	34	40
2.548% due 2033 (Ê)	293	306
2.590% due 2033 (Ê)	506	528
2.625% due 2033 (Ê)	10	11
2.745% due 2033 (Ê)	556	584
2.785% due 2033 (Ê)	1,198	1,243
2.791% due 2033 (Ê)	57	59
2.818% due 2033 (Ê)	1,214	1,260
3.239% due 2033 (Ê)	10	11
5.000% due 2033	3,374	3,524
5.500% due 2033	3,956	4,198
6.000% due 2033	586	634
6.500% due 2033	685	753
7.000% due 2033	1,011	1,126
2.697% due 2034 (Ê)	1,558	1,626
3.101% due 2034 (Ê)	837	875
3.323% due 2034 (Ê)	1,710	1,771

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

3.448% due 2034 (Ê)	226	235
5.000% due 2034	1,135	1,185
5.500% due 2034	11,589	12,289
6.000% due 2034	2,105	2,272
6.500% due 2034	913	1,000
7.000% due 2034	356	396
3.093% due 2035 (Ê)	1,136	1,167
3.303% due 2035 (Ê)	1,242	1,292
3.340% due 2035 (Ê)	1,155	1,192
3.375% due 2035 (Ê)	1,846	1,911
3.377% due 2035 (Ê)	574	591
3.498% due 2035 (Ê)	1,455	1,503
3.610% due 2035 (Ê)	2,124	2,193
4.221% due 2035 (Ê)	3,561	3,701
5.000% due 2035	1,556	1,619
5.030% due 2035 (Ê)	292	310
5.174% due 2035 (Ê)	274	290
5.500% due 2035	200	212
6.000% due 2035	4,791	5,187
6.500% due 2035	68	75
7.000% due 2035	341	377
7.500% due 2035	984	1,112
4.810% due 2036 (Ê)	363	378
5.500% due 2036	8,661	9,123
6.000% due 2036	19,126	20,387
6.383% due 2036 (Ê)	54	58
6.500% due 2036	1,143	1,237
7.000% due 2036	510	564
5.500% due 2037	23,256	24,501
5.503% due 2037 (Ê)	2,872	3,025
6.000% due 2037	30,407	32,389
6.500% due 2037	5,611	6,045
5.000% due 2038	2,612	2,708
5.500% due 2038	2,401	2,533
6.000% due 2038	24,691	26,300
4.500% due 2039	22,333	22,560
5.000% due 2039	57,779	59,888
5.500% due 2039	55	58
6.000% due 2039	6,510	6,931
1.863% due 2040 (Ê)	259	259
4.500% due 2040	4,697	4,741
5.000% due 2040	19,182	19,881
1.663% due 2043 (Ê)	170	170
30 Year TBA (Ï) 4.500%	226,655	228,492
5.000%	7,000	7,217
5.500%	4,400	4,557
6.000%	18,000	19,271
6.500%	115,000	124,301
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	48	13
Series 2000-306 Class IO Interest Only STRIP 8.000% due 05/01/30	52	12
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	79	18

	Principal Amount ($) or Shares	Market Value $
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	28	7
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	2,124	231
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	2,304	488
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	6,720	721
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	7,435	791
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	11,055	2,012
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	1,901	317
Fannie Mae Grantor Trust Series 1999-T2 Class A1 7.500% due 01/19/39	67	75
Series 2000-T6 Class A1 7.500% due 06/25/30	53	61
Series 2001-T8 Class A2 9.500% due 07/25/41	200	218
Series 2002-T19 Class A1 6.500% due 07/25/42	528	577
Series 2003-T4 Class 2A5 5.407% due 09/26/33	710	645
Series 2004-T1 Class 1A2 6.500% due 01/25/44	43	48
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	226	249
Series 1997-68 Class SC (Ê) Interest Only STRIP 8.219% due 05/18/27	67	12
Series 1999-56 Class Z 7.000% due 12/18/29	919	1,024
Series 2001-4 Class SA (Ê) Interest Only STRIP 7.294% due 02/17/31	109	13
Series 2003-21 Class M 5.000% due 02/25/17	239	247
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	260	57
Series 2003-32 Class FH (Ê) 0.663% due 11/25/22	1,678	1,665
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	387	74
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	1,489	288

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-35 Class FY (Ê) 0.663% due 05/25/18	3,707	3,684
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	364	64
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	347	74
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	382	66
Series 2003-78 Class FI (Ê) 0.663% due 01/25/33	1,601	1,603
Series 2003-82 Class IA Interest Only STRIP 6.000% due 08/25/32	252	16
Series 2003-82 Class WI Interest Only STRIP 6.000% due 08/25/32	28	1
Series 2003-122 Class AJ 4.500% due 02/25/28	378	394
Series 2004-21 Class FL (Ê) 0.613% due 11/25/32	940	940
Series 2004-70 Class EB 5.000% due 10/25/24	3,450	3,684
Series 2005-65 Class FP (Ê) 0.513% due 08/25/35	53	53
Series 2005-69 Class IO (Ê) Zero coupon due 08/25/35	12	—
Series 2005-79 Class FC (Ê) 0.563% due 02/25/22	1,152	1,150
Series 2005-110 Class MB 5.500% due 09/25/35	1,750	1,894
Series 2006-5 Class 3A2 (Ê) 2.891% due 05/25/35	327	329
Series 2006-22 Class CE 4.500% due 08/25/23	1,895	1,915
Series 2006-48 Class LG Zero coupon due 06/25/36	473	412
Series 2006-81 Class LF (Ê)(Å) Zero coupon due 09/25/36	52	51
Series 2006-118 Class A1 (Ê) 0.323% due 12/25/36	334	330
Series 2006-118 Class A2 (Ê) 0.323% due 12/25/36	1,208	1,195
Series 2007-27 Class XA (Ê)(Å) 1.000% due 05/25/35	41	37
Series 2007-39 Class EF (Ê) 0.513% due 05/25/37	1,655	1,642
Series 2007-42 Class LF (Ê)(Å) 1.000% due 05/25/37	173	168
Series 2007-53 Class UF (Ê)(Å) 1.000% due 06/25/37	67	67
Series 2007-56 Class GY (Ê)(Å) 1.000% due 06/25/37	47	46
Series 2007-73 Class A1 (Ê) 0.323% due 07/25/37	3,342	3,046

	Principal Amount ($) or Shares	Market Value $
Series 2008-22 Class FD (Ê) 1.103% due 04/25/48	5,730	5,753
Series 2008-56 Class FD (Ê) 1.203% due 07/25/48	6,461	6,445
Series 2009-39 Class LB 4.500% due 06/25/29	1,964	1,933
Series 2009-69 Class MB 4.000% due 09/25/29	5,155	4,878
Series 2009-70 Class PS (Ê) Interest Only STRIP 6.488% due 01/25/37	47,715	7,085
Series 2009-71 Class MB 4.500% due 09/25/24	2,970	3,029
Series 2009-89 Class A1 5.410% due 05/25/35	3,466	3,616
Series 2009-96 Class DB 4.000% due 11/25/29	8,123	7,624
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.500% due 12/25/42	104	118
Series 2003-W4 Class 4A 7.500% due 10/25/42	49	56
Series 2003-W17 Class 1A6 5.310% due 08/25/33	5,960	6,278
Series 2004-W9 Class 2A1 6.500% due 02/25/44	307	336
Series 2004-W11 Class 1A2 6.500% due 05/25/44	607	664
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	355	387
FDIC Structured Sale Guaranteed Notes (Þ)
Series 2010-L2A Class A 3.000% due 09/30/19	12,219	12,202
Series 2010-S1 Class 1A (Ê) 0.823% due 02/25/48	8,650	8,675
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K00 Class A2 4.251% due 01/25/20	10,885	11,057
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-42 Class A6 9.500% due 02/25/42	81	98
Series 2003-58 Class 2A 6.500% due 09/25/43	287	314
Series 2005-63 Class 1A1 (Ê) 1.663% due 02/25/45	123	124
First Horizon Alternative Mortgage Securities
Series 2004-AA3 Class A1 (Ê) 2.334% due 09/25/34	359	318
Series 2005-AA2 Class 1A1 (Ê) 2.292% due 03/25/35	185	147
Series 2005-AA5 Class 1A1 (Ê) 2.544% due 07/25/35	238	170
Series 2005-AA7 Class 2A1 (Ê) 5.383% due 09/25/35	2,394	1,794

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-FA3 Class A6 6.000% due 07/25/36	1,229	1,011
First Horizon Asset Securities, Inc. Series 2003-5 Class 1A17 8.000% due 07/25/33	75	75
Series 2004-AR5 Class 4A1 (Ê) 5.665% due 10/25/34	377	378
Series 2004-AR6 Class 2A1 (Ê) 3.007% due 12/25/34	515	512
Series 2005-AR3 Class 2A1 (Ê) 5.338% due 08/25/35	637	582
Series 2005-AR5 Class 3A1 (Ê) 5.558% due 10/25/35	615	576
Series 2006-AR4 Class 1A3 (Ê) Interest Only STRIP 5.476% due 01/25/37	118	33
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	1,615	1,737
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2 6.136% due 03/15/33	406	412
Freddie Mac 5.500% due 2013	1	1
12.000% due 2013	5	5
12.000% due 2014	7	8
11.000% due 2015	5	6
5.500% due 2016	13	14
6.000% due 2016	69	75
10.000% due 2016	41	45
5.500% due 2017	118	127
8.500% due 2017	24	27
10.500% due 2017	6	7
4.500% due 2018	667	706
5.000% due 2018	2,753	2,939
5.500% due 2018	39	42
4.500% due 2019	192	203
5.000% due 2019	4,067	4,346
5.500% due 2019	115	124
5.000% due 2020	8,417	8,984
5.500% due 2020	5,306	5,720
8.000% due 2020	79	91
10.000% due 2020	21	23
11.000% due 2020	26	31
5.000% due 2021	851	910
10.500% due 2021	13	15
6.500% due 2025	4	4
8.500% due 2025	23	27
3.278% due 2027 (Ê)	18	19
7.000% due 2027	136	153
8.500% due 2027	167	195
2.767% due 2028 (Ê)	18	19
3.115% due 2028 (Ê)	15	15
7.500% due 2028	33	38
6.500% due 2029	86	94

	Principal Amount ($) or Shares	Market Value $
7.500% due 2029	56	63
3.331% due 2030 (Ê)	27	28
6.500% due 2030	5	5
7.000% due 2030	35	38
7.500% due 2030	248	282
8.000% due 2030	41	47
8.500% due 2030	65	76
6.500% due 2031	660	725
7.000% due 2031	325	363
7.500% due 2031	81	93
8.000% due 2031	211	245
7.000% due 2032	146	163
7.500% due 2032	139	158
2.744% due 2033 (Ê)	403	420
3.347% due 203 (Ê)	70	72
5.000% due 2033	786	822
5.500% due 2033	2,773	2,946
6.000% due 2033	67	73
6.500% due 2033	262	287
7.500% due 2033	66	75
2.873% due 2034 (Ê)	510	526
3.426% due 2034 (Ê)	821	855
3.641% due 2034 (Ê)	1,611	1,679
5.500% due 2034	1,037	1,102
6.000% due 2034	92	100
3.150% due 2035 (Ê)	1,478	1,540
4.866% due 2035 (Ê)	2,636	2,753
5.000% due 2035	296	308
5.003% due 2035 (Ê)	339	356
6.000% due 2035	507	551
5.500% due 2036	539	571
5.810% due 2036 (Ê)	1,025	1,085
5.892% due 2036 (Ê)	1,769	1,862
5.970% due 2036 (Ê)	1,004	1,065
6.000% due 2036	203	219
5.452% due 2037 (Ê)	1,422	1,503
5.500% due 2037	2,090	2,202
5.636% due 2037 (Ê)	5,608	5,931
5.687% due 2037 (Ê)	738	781
5.724% due 2037 (Ê)	2,501	2,646
5.740% due 2037 (Ê)	1,672	1,770
5.820% due 2037 (Ê)	1,881	2,002
5.859% due 2037 (Ê)	579	616
5.931% due 2037 (Ê)	939	1,000
6.000% due 2037	10,238	10,977
5.000% due 2038	693	720
5.500% due 2038	85,256	90,168
6.000% due 2038	77,646	83,210
6.500% due 2038	987	1,072
4.500% due 2039	29,720	30,025
5.000% due 2039	64,148	66,554
6.000% due 2039	109	117
4.500% due 2040	9,715	9,808
5.000% due 2040	8,666	8,989
30 Year TBA (Ï) 4.500%	34,000	34,282
5.500%	9,000	9,506
6.000%	21,000	22,477

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac Reference REMIC Series 2006-R00 Class AK 5.750% due 12/15/18	1,122	1,180
Freddie Mac REMICS Series 1991-103 Class Z 9.000% due 02/15/21	52	52
Series 1994-173 Class Z 7.000% due 05/15/24	296	312
Series 1999-212 Class SG (Ê) 6.688% due 06/17/27	1,122	112
Series 2000-224 Class SC (Ê) Interest Only STRIP 7.246% due 08/15/30	37	5
Series 2000-226 Class F (Ê) 0.704% due 11/15/30	57	57
Series 2001-229 Class KF (Ê) 0.513% due 07/25/22	885	885
Series 2001-232 Class ZQ 6.500% due 06/15/31	1,927	2,113
Series 2002-246 Class SJ (Ê) Interest Only STRIP 7.746% due 03/15/32	141	21
Series 2003-256 Class FJ (Ê) 0.654% due 02/15/33	1,197	1,199
Series 2003-258 Class DG 5.000% due 03/15/32	3,796	4,007
Series 2003-259 Class IQ Interest Only STRIP 5.000% due 06/15/17	498	20
Series 2003-261 Class UI Interest Only STRIP 6.500% due 05/15/33	57	11
Series 2003-262 Class QH 5.000% due 05/15/33	1,615	1,631
5.000% due 06/15/33	1,655	1,731
Series 2003-264 Class IM Interest Only STRIP 7.000% due 07/15/33	324	70
Series 2003-266 Class MA 4.500% due 10/15/31	788	822
Series 2003-269 Class LG 4.500% due 10/15/23	1,445	1,469
Series 2003-272 Class TA 4.500% due 12/15/33	1,300	1,204
Series 2004-275 Class FM (Ê) 0.604% due 12/15/30	140	140
Series 2004-277 Class UF (Ê) 0.637% due 06/15/33	1,591	1,589
Series 2004-281 Class DF (Ê) 0.787% due 06/15/23	472	471
Series 2005-294 Class FA (Ê) 0.507% due 03/15/20	914	903
Series 2005-299 Class KF (Ê) 0.737% due 06/15/35	239	237
Series 2005-301 Class IM Interest Only STRIP 5.500% due 01/15/31	1,147	66

	Principal Amount ($) or Shares	Market Value $
Series 2005-303 Class XA (Ê)(Å) 1.000% due 09/15/35	169	165
Series 2005-305 Class JF (Ê) 0.637% due 10/15/35	191	191
Series 2006-312 Class HT 5.000% due 03/15/26	3,916	4,136
Series 2006-313 Class X (Ê)(Å) 1.000% due 04/15/36	6	6
Series 2006-314 Class LF (Ê) 0.637% due 05/15/36	436	439
Series 2006-315 Class EQ 5.000% due 05/15/26	1,920	2,002
Series 2006-316 Class X (Ê)(Å) 1.000% due 06/15/36	5	5
Series 2007-327 Class SX (Ê)(Å) Zero coupon due 07/15/36	65	63
Series 2007-327 Class UF (Ê)(Å) 1.000% due 02/15/37	93	92
Series 2007-327 Class WF (Ê)(Å) 1.000% due 09/15/36	37	37
Series 2007-330 Class GL (Ê)(Å) 14.057% due 04/15/37	99	99
Series 2007-333 Class BF (Ê) 0.487% due 07/15/19	2,154	2,143
Series 2007-333 Class FT (Ê) 0.487% due 08/15/19	4,964	4,937
Series 2009-356 Class LB 4.000% due 08/15/29	3,828	3,499
Series 2010-362 Class EL 4.000% due 01/15/30	2,930	2,753
Series 2010-364 Class JA 1.500% due 03/15/15	16,059	16,037
Series 2010-365 Class B 4.500% due 04/15/30	5,735	5,699
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	42	9
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	177	48
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	216	46
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/01/31	122	28
Series 2008-256 Class 56 (Å) Interest Only STRIP 4.500% due 05/15/23	20,928	2,203
GE Capital Commercial Mortgage Corp. Series 2001-1 Class A2 6.531% due 05/15/33	3,840	3,958
Series 2001-1 Class B 6.719% due 05/15/33	1,711	1,760
Series 2001-1 Class D 7.108% due 05/15/33	2,635	2,715

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2002-1A Class A3 6.269% due 12/10/35	1,240	1,317
Series 2002-3A Class A1 4.229% due 12/10/37	1,572	1,589
Series 2003-C2 Class A4 5.145% due 07/10/37	20	21
Series 2004-C2 Class A2 4.119% due 03/10/40	18	18
Series 2005-C1 Class A2 4.353% due 06/10/48	10	10
Series 2005-C3 Class A4 5.046% due 07/10/45	315	316
Ginnie Mae I 11.000% due 2013	4	4
10.500% due 2015	32	35
11.000% due 2015	1	1
7.000% due 2016	5	5
10.500% due 2016	40	45
11.000% due 2020	21	23
10.500% due 2021	40	45
8.000% due 2022	13	15
10.000% due 2022	64	71
7.500% due 2024	21	24
8.000% due 2025	10	11
10.000% due 2025	50	58
8.000% due 2030	199	229
7.500% due 2031	48	55
8.000% due 2031	2	2
7.500% due 2032	14	16
8.000% due 2032	12	14
6.500% due 2037	17,122	18,559
6.500% due 2038	15,238	16,515
4.500% due 2039	48,235	49,060
5.000% due 2039	8,811	9,208
6.500% due 2039	7,591	8,225
4.500% due 2040	5,000	5,087
30 Year TBA (Ï) 4.500%	67,335	68,366
5.500%	5,215	5,536
6.000%	38,000	40,749
Ginnie Mae II 3.125% due 2023 (Ê)	235	241
3.625% due 2023 (Ê)	26	26
4.375% due 2023 (Ê)	158	164
3.125% due 2024 (Ê)	197	203
3.625% due 2024 (Ê)	168	173
3.125% due 2025 (Ê)	9	9
3.625% due 2025 (Ê)	10	10
4.375% due 2025 (Ê)	280	294
3.125% due 2026 (Ê)	80	82
8.500% due 2026	26	30
3.125% due 2027 (Ê)	5	6
3.625% due 2027 (Ê)	154	159
4.375% due 2027 (Ê)	114	119
4.375% due 2028 (Ê)	2	3
3.125% due 2029 (Ê)	194	199
4.375% due 2030 (Ê)	75	77

	Principal Amount ($) or Shares	Market Value $
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class B 6.670% due 04/15/34	985	1,016
Series 2003-C3 Class A4 5.023% due 04/10/40	218	231
Series 2004-C3 Class A4 4.547% due 12/10/41	1,525	1,549
GMAC Mortgage Corp. Loan Trust Series 2004-JR1 Class A6 (Ê) 0.713% due 12/25/33	670	652
Series 2005-AR2 Class 4A (Ê) 5.102% due 05/25/35	7,014	6,312
Series 2005-AR6 Class 3A1 5.287% due 11/19/35	2,686	2,320
Series 2007-HE3 Class 1A1 Interest Only STRIP 7.000% due 09/25/37	1,021	599
Series 2007-HE3 Class 2A1 Interest Only STRIP 7.000% due 09/25/37	1,226	667
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.999% due 08/10/45	10,075	9,867
Government National Mortgage Association
Series 1998-23 Class ZA 6.500% due 09/20/28	1,380	1,507
Series 1999-27 Class SE (Ê) Interest Only STRIP 8.344% due 08/16/29	149	28
Series 1999-40 Class FE (Ê) 0.806% due 11/16/29	682	688
Series 1999-44 Class SA (Ê) Interest Only STRIP 8.294% due 12/16/29	221	37
Series 2000-29 Class S (Ê) Interest Only STRIP 8.244% due 09/20/30	23	4
Series 2001-46 Class SA (Ê) Interest Only STRIP 7.324% due 09/16/31	20	3
Series 2002-27 Class SA (Ê) Interest Only STRIP 7.744% due 05/16/32	32	6
Series 2009-69 Class CN 5.000% due 11/20/38	1,259	1,276
Series 2009-93 Class D 5.000% due 10/20/39	3,725	3,691
Series 2009-93 Class DM 5.500% due 04/16/39	3,568	3,823
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR6 Class A1A 0.343% due 10/25/46	530	493
Series 2006-AR8 Class 1A1A 0.343% due 01/25/47	298	280
Series 2007-AR3 Class A1 0.483% due 06/25/37	5,067	2,958

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 2.999% due 10/25/33	1,029	857
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class A2 4.022% due 01/05/36	206	207
Series 2004-GG1 Class A7 5.317% due 06/10/36	6,065	6,414
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	102
Series 2005-GG5 Class A41 5.243% due 04/10/37	3,720	3,843
Series 2006-GG7 Class A4 6.085% due 07/10/38	10,790	11,220
Series 2006-GG7 Class AM 6.085% due 07/10/38	8,300	7,648
Series 2007-GG9 Class A4 5.444% due 03/10/39	20,110	20,183
GS Mortgage Securities Corp. II Series 2004-GG2 Class A3 4.602% due 08/10/38	326	329
Series 2006-GG6 Class A4 5.553% due 04/10/38	5,030	5,151
Series 2006-GG8 Class AAB 5.535% due 11/10/39	2,735	2,910
Series 2007-EOP Class A1 (Ê)(Þ) 0.339% due 03/06/20	2,345	2,264
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	122	123
Series 1998-3 Class A 7.750% due 09/19/27	125	121
Series 1999-3 Class A 8.000% due 08/19/29	300	291
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	1,227	1,162
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	880	833
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	737	686
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	472	444
GSR Mortgage Loan Trust Series 2004-5 Class 3A2 (Ê) 4.664% due 05/25/34	1,664	1,666
Series 2004-7 Class 1A1 3.614% due 06/25/34	413	383
Series 2004-11 Class 1A1 3.752% due 09/25/34	315	275
Series 2004-12 Class 2A3 3.556% due 12/25/34	326	264
Series 2005-AR6 Class 2A1 (Ê) 2.948% due 09/25/35	3,478	3,387
Series 2005-AR7 Class 6A1 5.208% due 11/25/35	2,401	2,332

	Principal Amount ($) or Shares	Market Value $
Series 2006-1F Class 5A2 Interest Only STRIP 6.000% due 02/25/36	619	172
Series 2006-3F Class 2A3 5.750% due 03/25/36	5,412	4,654
Series 2007-AR1 Class 1A1 3.693% due 03/25/37	16,516	10,668
Series 2007-AR1 Class B1 Interest Only STRIP 5.503% due 03/25/37	1,856	38
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A (Ê) Interest Only STRIP 0.476% due 05/19/35	182	115
Series 2005-4 Class 3A1 4.626% due 07/19/35	1,698	1,328
Series 2005-5 Class 2A1B (Ê) Interest Only STRIP 0.546% due 07/19/45	328	109
Series 2005-10 Class 2A1A (Ê) 0.566% due 11/19/35	2,132	1,406
Series 2005-10 Class 2A1B (Ê) Interest Only STRIP 0.636% due 11/19/35	775	312
Series 2005-14 Class 3A1A 5.316% due 12/19/35	570	453
Series 2005-15 Class 2A11 (Ê) Interest Only STRIP 0.526% due 10/20/45	1,156	705
Series 2005-16 Class 2A1A (Ê) Interest Only STRIP 0.496% due 01/19/36	437	259
Series 2005-16 Class 3A1B (Ê) Interest Only STRIP 0.596% due 01/19/36	894	292
Series 2006-1 Class 2A1A (Ê) 0.496% due 03/19/36	1,642	984
Series 2006-7 Class 2A1A (Ê) 0.456% due 09/19/46	1,568	954
Series 2006-9 Class 2A1A (Ê) 0.466% due 11/19/36	15,084	9,451
Series 2006-10 Class 2A1A (Ê) 0.436% due 11/19/36	2,346	1,448
Series 2006-10 Class 2A1B (Ê) 0.496% due 11/19/36	2,105	617
Series 2006-12 Class 2A2B (Ê) 0.506% due 01/19/38	4,754	1,648
Series 2006-14 Class 2A1A (Ê) 0.406% due 01/25/47	5,867	3,488
Series 2006-14 Class 2A1B (Ê) 0.456% due 01/25/47	1,614	431
Series 2007-1 Class 2A1A (Ê) 0.386% due 04/19/38	1,595	904
Impac Secured Assets CMN Owner Trust (Ê) Series 2005-2 Class A1 0.583% due 03/25/36	840	466

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-4 Class A2A 0.343% due 01/25/37	28	27
Indymac Index Mortgage Loan Trust Series 2004-AR1 Class 2A 2.922% due 12/25/34	111	86
Series 2005-AR1 Class 1A1 3.067% due 08/25/35	3,853	2,452
Series 2005-AR2 Class 1A21 5.583% due 12/25/35	874	681
Series 2005-AR3 Class 1A1 2.874% due 01/25/36	1,067	708
Series 2006-AR1 Class 1A1A (Ê) 0.353% due 11/25/46	73	73
Series 2006-AR1 Class 1A4A (Ê) 0.433% due 11/25/46	8,529	3,477
Series 2006-AR2 Class A2 (Ê) 0.343% due 11/25/36	664	361
Series 2006-AR3 Class 2A1A (Ê) 0.433% due 01/25/37	7,502	4,028
Series 2006-AR4 Class A1B (Ê) 0.563% due 05/25/46	5,064	1,054
Series 2006-AR8 Class A2A3 (Ê) 0.383% due 07/25/46	1,226	1,229
Series 2006-AR9 Class 1A1 5.557% due 06/25/36	8,489	6,204
Series 2007-AR5 Class 1A1 5.449% due 05/25/37	8,906	5,042
JPMorgan Alternative Loan Trust Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	8,390
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB Class A2 6.044% due 11/15/35	305	310
Series 2001-CIB Class D 6.751% due 03/15/33	140	144
Series 2002-C2 Class A2 5.050% due 12/12/34	12,000	12,605
Series 2002-C2 Class B 5.211% due 12/12/34	120	124
Series 2003-C1 Class A2 4.985% due 01/12/37	3,748	3,951
Series 2004-LN2 Class A1 4.475% due 07/15/41	3,471	3,562
Series 2005-LDP Class A3A1 4.871% due 10/15/42	4,125	4,195
Series 2005-LDP Class A4 4.918% due 10/15/42	1,595	1,644
Series 2005-LDP Class X1 (Þ) Interest Only STRIP 0.112% due 12/15/44	899,435	3,120
Series 2006-CB1 Class A4 5.814% due 06/12/43	10,240	10,750
5.552% due 05/12/45	3,960	4,056
Series 2006-LDP Class A3 5.336% due 05/15/47	5,313	5,240
Series 2006-LDP Class A3B 5.447% due 05/15/45	3,675	3,775

	Principal Amount ($) or Shares	Market Value $
Series 2006-LDP Class A4 5.475% due 04/15/43	6,575	6,832
6.064% due 04/15/45	5,405	5,663
5.399% due 05/15/45	3,705	3,789
Series 2006-LDP Class AJ 5.874% due 04/15/45	2,695	2,178
Series 2007-CB1 Class A4 5.440% due 06/12/47	7,000	6,920
Series 2007-CB2 Class A4 5.794% due 02/12/51	6,400	6,517
Series 2007-CB2 Class AJ 6.097% due 02/12/51	1,670	1,204
Series 2007-LD1 Class A4 5.882% due 02/15/51	400	399
Series 2007-LDP Class A3 5.420% due 01/15/49	200	193
Series 2009-IWS Class A1 (Þ) 4.314% due 12/05/27	2,821	2,908
Series 2009-IWS Class A2 (Þ) 5.633% due 12/05/27	4,680	4,993
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.015% due 02/25/35	621	629
Series 2005-A4 Class 1A1 5.384% due 07/25/35	1,621	1,564
Series 2005-A4 Class 2A1 4.798% due 07/25/35	4,474	4,155
Series 2005-A6 Class 1A2 5.148% due 09/25/35	2,650	2,210
Series 2005-A8 Class 1A1 5.406% due 11/25/35	5,231	4,950
Series 2005-S3 Class 1A2 5.750% due 01/25/36	330	285
Series 2006-A2 Class 2A1 5.757% due 04/25/36	372	350
Series 2006-A3 Class 2A3 5.561% due 05/25/36	845	571
Series 2006-A6 Class 1A2 5.942% due 10/25/36	334	297
Series 2006-S4 Class A6 6.000% due 01/25/37	160	154
Series 2007-A1 Class 1A1 (Ê) 4.011% due 07/25/35	525	513
Series 2007-A1 Class 2A2 (Ê) 3.561% due 07/25/35	959	958
Series 2007-A1 Class 4A2 (Ê) 4.073% due 07/25/35	468	463
Series 2007-A1 Class 5A2 (Ê) 3.440% due 07/25/35	905	898
Series 2007-A1 Class B1 Interest Only STRIP 4.189% due 07/25/35	155	18
Series 2007-A4 Class 3A3 5.876% due 06/25/37	6,848	6,211
Series 2007-S3 Class 1A8 6.000% due 08/25/37	13,356	11,855

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

LB-UBS Commercial Mortgage Trust Series 2000-C4 Class A2 7.370% due 08/15/26	169	169
Series 2000-C4 Class B 7.480% due 07/15/32	105	106
Series 2000-C5 Class A2 6.510% due 12/15/26	323	328
Series 2001-C2 Class A2 6.653% due 11/15/27	14,564	15,054
Series 2002-C2 Class F 5.794% due 07/15/35	939	890
Series 2002-C2 Class G 5.873% due 07/15/35	1,433	1,217
Series 2002-C4 Class A5 4.853% due 09/15/31	1,000	1,053
Series 2003-C8 Class A2 4.207% due 11/15/27	103	104
Series 2004-C4 Class A2 4.567% due 06/15/29	693	704
Series 2006-C1 Class A4 5.156% due 02/15/31	4,500	4,626
Series 2006-C3 Class A4 5.661% due 03/15/39	3,130	3,205
Series 2006-C4 Class A4 5.882% due 06/15/38	2,975	3,141
Series 2007-C1 Class A3 5.398% due 02/15/40	3,355	3,516
Series 2007-C1 Class A4 5.424% due 02/15/40	8,205	8,106
Series 2007-C6 Class A4 5.858% due 07/15/40	3,990	3,993
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	7,791
Series 2007-C7 Class AM 6.374% due 09/15/45	1,130	969
Lehman Mortgage Trust Series 2005-2 Class 2A3 5.500% due 12/25/35	840	762
Series 2005-3 Class 1A3 5.500% due 01/25/36	3,450	3,116
Series 2006-8 Class 2A1 (Ê) 0.683% due 12/25/36	8,612	4,483
Series 2007-8 Class 3A1 7.250% due 09/25/37	14,497	8,003
Lehman XS Trust (Ê) Series 2007-4N Class 3A2A 1.213% due 03/25/47	6,538	3,527
Series 2007-7N Class 1A2 0.503% due 06/25/47	10,111	4,651
Series 2007-16N Class 2A2 1.113% due 09/25/47	12,706	7,413
Luminent Mortgage Trust (Ê) Series 2006-1 Class A1 0.503% due 04/25/36	1,703	902
Series 2006-2 Class A1A 0.463% due 02/25/46	3,142	1,748
Series 2006-6 Class A1 0.463% due 10/25/46	1,259	761

	Principal Amount ($) or Shares	Market Value $
Master Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	503	473
MASTR Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.326% due 10/25/34	9	3
Series 2005-1 Class B1 3.656% due 03/25/35	1,134	123
Series 2005-6 Class 7A1 5.332% due 06/25/35	525	459
Series 2005-7 Class 2A2 5.162% due 09/25/35	1,827	429
Series 2006-1 Class I2A3 (Ê) 1.203% due 01/25/47	3,611	1,716
Series 2006-2 Class 3A1 4.800% due 01/25/36	421	380
Series 2006-2 Class 4A1 4.980% due 02/25/36	3,765	3,611
Series 2006-OA2 Class 4A1B (Ê) 1.663% due 12/25/46	12,728	4,343
MASTR Alternative Loans Trust Series 2003-4 Class B1 5.719% due 06/25/33	1,494	983
Series 2003-6 Class 3A1 8.000% due 09/25/33	62	62
Series 2004-10 Class 5A6 5.750% due 09/25/34	2,155	2,107
MASTR Asset Securitization Trust Series 2003-7 Class 4A35 (Ê) 0.663% due 09/25/33	955	906
Series 2003-11 Class 6A8 (Ê) 0.763% due 12/25/33	2,215	2,059
Series 2004-4 Class 2A2 (Ê) 0.713% due 04/25/34	323	302
Series 2005-2 Class 1A1 5.250% due 11/25/35	821	750
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A5 8.000% due 08/25/34	787	761
Series 2005-2 Class 1A4 8.000% due 05/25/35	1,325	1,270
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.734% due 06/15/30	732	652
Merrill Lynch Alternative Note Asset (Ê) Series 2007-OAR Class A1 0.453% due 07/25/47	338	187
Merrill Lynch Floating Trust (Ê)(Þ) Series 2006-1 Class A1 0.407% due 06/15/22	2,380	2,225
Series 2008-LAQ Class A1 0.790% due 07/09/21	4,799	4,397
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A (Ê) 0.473% due 02/25/36	620	490
Series 2006-AF1 Class AF2B 6.250% due 08/25/36	1,814	1,422

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Merrill Lynch Mortgage Trust Series 2002-MW1 Class J (Þ) 5.695% due 07/12/34	740	321
Series 2004-MKB Class A2 4.353% due 02/12/42	845	855
Series 2005-CIP Class A2 4.960% due 07/12/38	73	74
Series 2005-CIP Class AM 5.107% due 07/12/38	2,430	2,303
Series 2005-LC1 Class A4 5.291% due 01/12/44	105	110
Series 2006-C1 Class A4 5.655% due 05/12/39	965	1,005
Series 2006-C1 Class ASB 5.655% due 05/12/39	240	256
Series 2008-C1 Class A4 5.690% due 02/12/51	4,871	4,881
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 Class A4 5.378% due 08/12/48	1,880	1,783
Series 2007-6 Class A4 5.485% due 03/12/51	900	861
Series 2007-7 Class A4 5.747% due 06/12/50	7,870	7,652
Series 2007-8 Class A3 6.155% due 08/12/49	1,100	1,111
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 0.770% due 04/25/29	211	180
Series 2005-2 Class 3A 1.249% due 10/25/35	241	206
Series 2005-3 Class 5A 0.513% due 11/25/35	1,143	1,013
Morgan Stanley Capital I Series 1999-FNV Class G (Þ) 6.120% due 03/15/31	407	407
Series 2004-IQ8 Class A3 4.500% due 06/15/40	15	15
Series 2005-HQ7 Class A4 5.378% due 11/14/42	4,000	4,192
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	4,115	4,322
Series 2006-HQ1 Class A4 5.328% due 11/12/41	1,975	2,029
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,252
Series 2006-IQ1 Class A4 5.941% due 10/15/42	10,000	10,546
Series 2006-T23 Class A1 5.682% due 08/12/41	46	48
Series 2007-HQ1 Class A3 5.569% due 12/15/44	2,015	1,916
Series 2007-HQ1 Class D (Þ) 6.481% due 12/15/44	2,092	355
Series 2007-IQ1 Class A4 5.364% due 03/15/44	4,921	4,845

	Principal Amount ($) or Shares	Market Value $
5.692% due 04/15/49	1,950	1,896
5.809% due 12/12/49	8,460	8,593
Series 2007-IQ1 Class AM 5.406% due 03/15/44	3,000	2,481
Morgan Stanley Dean Witter Capital I Series 2001-FRM Class E (Þ) 6.691% due 07/12/16	795	815
Series 2001-PGM Class G (Þ) 7.691% due 03/11/16	100	105
Series 2001-TOP Class C 6.790% due 07/15/33	840	823
Series 2001-TOP Class E (Þ) 7.351% due 02/15/33	380	383
Series 2002-TOP Class B 6.080% due 01/15/39	500	528
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	2,598	2,081
Morgan Stanley Reremic Trust (Þ)
Series 2009-GG1 Class A4A 5.999% due 08/12/45	400	413
Series 2009-GG1 Class A4B 5.999% due 08/12/45	8,790	7,826
MortgageIT Trust (Ê) Series 2006-1 Class 2A1B 0.543% due 04/25/36	3,312	927
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	1,134	1,050
Series 2006-AP1 Class A2 5.515% due 01/25/36	6,360	3,956
PHH Alternative Mortgage Trust (Ê) Series 2007-3 Class A1 0.373% due 07/25/37	2,986	2,560
Prime Mortgage Trust Series 2004-CL1 Class 1A1 6.000% due 02/25/34	216	221
Series 2004-CL1 Class 1A2 (Ê) 0.663% due 02/25/34	99	90
Series 2004-CL1 Class 2A2 (Ê) 0.663% due 02/25/19	20	19
RBSCF Trust (Å) Series 2010-MB1 Class A2 3.686% due 04/15/24	5,725	5,780
RESI Finance, LP (Ê)(Þ) Series 2003-D Class B3 1.550% due 12/10/35	1,804	1,063
Series 2003-D Class B4 1.750% due 12/10/35	2,097	1,097
Series 2007-B Class B5 1.354% due 04/15/39	2,755	28
Residential Accredit Loans, Inc. Series 2003-QS1 Class A12 (Ê) 7.788% due 05/25/33	4,627	839
Series 2004-QS5 Class A1 4.600% due 04/25/34	891	862
Series 2004-QS5 Class A6 (Ê) 0.863% due 04/25/34	303	277

Russell Strategic Bond Fund	141

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-QS8 Class A4 (Ê) 0.663% due 06/25/34	1,536	1,340
Series 2005-QA1 Class A41 5.676% due 09/25/35	1,273	955
Series 2005-QA8 Class NB3 5.474% due 07/25/35	1,599	1,122
Series 2005-QO4 Class 2A1 (Ê) 0.543% due 12/25/45	2,008	1,171
Series 2005-QS1 Class 2A1 6.000% due 09/25/35	4,100	3,168
Series 2005-QS1 Class 2A3 5.750% due 09/25/35	9,501	7,250
Series 2005-QS7 Class A1 5.500% due 06/25/35	655	555
Series 2006-QO1 Class 1A1 (Ê) 0.523% due 02/25/46	440	201
Series 2006-QO1 Class 2A1 (Ê) 0.533% due 02/25/46	532	231
Series 2006-QO1 Class A1 (Ê) 0.423% due 01/25/37	644	383
Series 2006-QS6 Class 1A13 6.000% due 06/25/36	2,522	1,789
Series 2007-QH9 Class A1 6.450% due 11/25/37	14,246	7,109
Series 2007-QO4 Class A1 (Ê) 0.463% due 05/25/47	25,267	14,631
Series 2007-QS6 Class A1 (Ê) 0.593% due 04/25/37	15,006	7,062
Residential Asset Mortgage Products, Inc. Series 2004-SL1 Class A3 7.000% due 11/25/31	21	21
Series 2004-SL4 Class A3 6.500% due 07/25/32	247	248
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.713% due 02/25/34	1,914	1,703
Series 2005-A14 Class A5 5.500% due 12/25/35	4,253	3,355
Series 2006-A11 Class 1A4 6.250% due 10/25/36	575	320
Series 2007-A5 Class 2A3 6.000% due 05/25/37	1,424	1,013
Residential Funding Mortgage Securities I Series 2003-S5 Class 1A2 (Ê) 0.713% due 11/25/18	701	696
Series 2003-S14 Class A5 (Ê) 0.663% due 07/25/18	1,514	1,231
Series 2003-S20 Class 1A7 (Ê) 0.763% due 12/25/33	1	1
Series 2005-SA4 Class 1A21 5.164% due 09/25/35	1,986	1,532
Series 2005-SA4 Class 2A1 5.213% due 09/25/35	2,933	2,576
Series 2005-SA4 Class 2A2 5.202% due 09/25/35	3,334	2,859
Series 2006-S10 Class 1A7 6.000% due 10/25/36	3,000	2,372

	Principal Amount ($) or Shares	Market Value $
Series 2006-SA3 Class 3A1 6.036% due 09/25/36	1,273	980
Series 2006-SA4 Class 2A1 6.119% due 11/25/36	851	669
Series 2007-S5 Class A9 Interest Only STRIP 6.000% due 05/25/37	875	167
Series 2007-S9 Class 1A1 6.000% due 10/25/37	3,698	3,135
Resix Finance, Ltd. Credit-Linked Notes (Ê)(Þ) Interest Only STRIP Series 2003-D Class B7 6.000% due 12/10/35	2,097	765
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-C1 Class C 6.729% due 12/18/35	105	108
Series 2001-C2 Class C 6.842% due 11/13/36	1,600	1,658
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	3,775	3,918
Series 2006-1A Class D 5.852% due 11/15/36	350	363
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 0.908% due 05/20/34	1,822	1,537
Structured Adjustable Rate Mortgage Loan Trust Series 2004-5 Class 3A1 2.735% due 05/25/34	2,158	2,047
Series 2004-12 Class 3A2 2.581% due 09/25/34	912	825
Series 2004-16 Class 3A1 2.796% due 11/25/34	4,175	3,556
Series 2004-18 Class 5A 5.500% due 12/25/34	456	439
Series 2004-20 Class 3A1 2.776% due 01/25/35	1,998	1,564
Series 2005-7 Class 1A3 2.596% due 04/25/35	1,174	880
Series 2005-17 Class 3A1 5.114% due 08/25/35	45	35
Series 2005-19X Class 1A1 (Ê) 0.583% due 10/25/35	571	372
Series 2005-21 Class 7A1 5.993% due 11/25/35	15,741	13,195
Series 2005-22 Class 4A2 Interest Only STRIP 5.323% due 12/25/35	146	30
Series 2006-1 Class 2A3 Interest Only STRIP 5.633% due 02/25/36	1,342	134
Series 2006-5 Class 5A4 Interest Only STRIP 5.486% due 06/25/36	323	53

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-12 Class 2A1 5.759% due 01/25/37	4,726	3,108
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A3 0.506% due 07/19/35	333	316
Series 2005-AR8 Class A2 1.943% due 02/25/36	2,906	1,742
Series 2006-AR1 Class 2A1 0.493% due 02/25/36	749	460
Series 2006-AR1 Class 3A1 0.493% due 02/25/36	597	355
Series 2006-AR2 Class A2 0.573% due 02/25/36	301	88
Series 2006-AR5 Class 1A2 0.523% due 05/25/46	560	132
Series 2006-AR6 Class 1A3 0.453% due 07/25/46	1,460	781
Series 2006-AR7 Class A12 0.513% due 08/25/36	4,847	1,267
Series 2006-AR8 Class A1A 0.463% due 10/25/36	7,167	4,297
Series 2007-AR1 Class 1A2 0.463% due 01/25/37	5,044	1,459
Series 2007-AR4 Class A4A 0.443% due 09/25/47	6,286	3,602
Structured Asset Securities Corp. Series 2003-26A Class 3A5 2.535% due 09/25/33	2,498	2,380
Series 2004-12H Class 1A 6.000% due 05/25/34	297	271
Series 2005-6 Class B2 5.311% due 05/25/35	365	35
Series 2005-14 Class 1A4 (Ê) 23.357% due 07/25/35	1,527	1,505
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.692% due 04/25/37	14,456	12,127
Suntrust Alternative Loan Trust (Ê) Series 2006-1F Class 3A 0.613% due 04/25/36	1,209	365
Thornburg Mortgage Securities Trust (Ê) Series 2003-2 Class A1 0.943% due 04/25/43	782	735
Series 2006-5 Class A1 0.383% due 10/25/46	4,206	4,105
Series 2006-6 Class A1 0.373% due 11/25/46	1,145	1,120
Wachovia Bank Commercial Mortgage Trust Series 2004-C14 Class A2 4.368% due 08/15/41	5,007	5,104
Series 2005-C16 Class A2 4.380% due 10/15/41	1,436	1,462
Series 2005-C20 Class A4 5.285% due 07/15/42	4,215	4,228
Series 2005-C20 Class A5 5.087% due 07/15/42	60	61
Series 2005-C21 Class A4 5.383% due 10/15/44	5,500	5,826

	Principal Amount ($) or Shares	Market Value $
Series 2006-C28 Class A4 5.572% due 10/15/48	120	120
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	606
Series 2006-WL7 Class A1 (Ê)(Þ) 0.427% due 09/15/21	9,874	8,845
Series 2007-C31 Class A4 5.509% due 04/15/47	684	656
Series 2007-WHL Class A1 (Ê)(Þ) 0.334% due 06/15/20	3,222	2,860
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	1,200	922
Series 2006-1 Class 4CB 6.500% due 02/25/36	13,792	8,722
Series 2006-5 Class 3A2 6.000% due 07/25/36	468	323
Series 2006-AR2 Class A1A (Ê) 1.403% due 04/25/46	1,510	817
Series 2006-AR6 Class 1A (Ê) 0.453% due 07/25/46	738	387
Series 2006-AR8 Class 2A (Ê) 1.313% due 10/25/46	2,524	1,262
Series 2006-AR9 Class 2A (Ê) 1.303% due 11/25/46	2,901	1,364
Series 2007-OA1 Class 2A (Ê) 0.983% due 12/25/46	20,240	9,337
Series 2007-OA1 Class CA1C (Ê) 0.503% due 12/25/46	3,032	114
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A (Ê) 1.863% due 08/25/42	173	131
Series 2003-S9 Class A2 (Ê) 0.813% due 10/25/33	1,303	1,286
Series 2004-AR1 Class A 2.785% due 03/25/34	184	182
Series 2004-AR3 Class A2 2.929% due 06/25/34	2,373	2,339
Series 2004-CB3 Class 1A 6.000% due 10/25/34	305	311
Series 2005-AR1 Class 1A1 4.817% due 10/25/35	1,261	1,192
5.048% due 12/25/35	992	975
Series 2005-AR1 Class A1A (Ê) 0.583% due 08/25/45	1,019	837
Series 2005-AR1 Class A1A1 (Ê) 0.553% due 10/25/45	3,118	2,612
0.523% due 11/25/45	11,644	9,676
0.533% due 12/25/45	362	286
Series 2005-AR1 Class A1A2 (Ê) 0.543% due 11/25/45	901	650
0.553% due 12/25/45	874	632
0.553% due 12/25/45 (Å)	543	398
Series 2005-AR1 Class A1B1 (Ê) 0.513% due 11/25/45	134	134
0.513% due 12/25/45	447	445
Series 2005-AR6 Class B3 (Ê)(Å) 0.923% due 04/25/45	1,713	91

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR8 Class 2A1A (Ê) 0.553% due 07/25/45	857	712
Series 2006-AR1 Class 1A1 5.905% due 09/25/36	1,467	1,231
Series 2006-AR1 Class 1A4 5.586% due 11/25/36	6,469	5,129
Series 2006-AR1 Class 2A (Ê) 3.114% due 09/25/46	500	375
Series 2006-AR1 Class 3A1A (Ê) 1.383% due 09/25/46	1,310	740
Series 2006-AR2 Class 1A1 5.271% due 03/25/37	8,482	7,161
Series 2006-AR7 Class 2A (Ê) 1.443% due 07/25/46	8,706	5,726
Series 2006-AR8 Class 1A5 5.837% due 08/25/46	233	48
Series 2006-AR8 Class 2A3 (Ê) 6.091% due 08/25/36	162	41
Series 2007-HY3 Class 4A1 5.310% due 03/25/37	7,227	6,499
Series 2007-HY3 Class 4B1 5.310% due 03/25/37	1,761	127
Series 2007-HY4 Class 1A1 (Ê) 5.446% due 04/25/37	1,812	1,374
Series 2007-OA2 Class 1A (Ê) 1.163% due 03/25/47	2,121	1,274
Wells Fargo Alternative Loan Trust Series 2007-PA2 Class 1A1 6.000% due 06/25/37	2,321	1,886
Series 2007-PA6 Class A1 6.395% due 12/28/37	11,151	8,238
Wells Fargo Mortgage Backed Securities Trust Series 2003-K Class 1A2 (Ê) 4.472% due 11/25/33	417	426
Series 2004-AA Class A1 (Ê) 4.986% due 12/25/34	1,276	1,290
Series 2004-CC Class A1 (Ê) 4.932% due 01/25/35	2,188	2,136
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	290	291
Series 2004-EE Class 2A1 (Ê) 3.086% due 12/25/34	115	114
Series 2004-H Class A1 (Ê) 4.538% due 06/25/34	194	193
Series 2004-I Class 1A1 3.337% due 07/25/34	1,140	1,122
Series 2004-T Class A1 (Ê) 3.151% due 09/25/34	303	304
Series 2005-12 Class 1A7 5.500% due 11/25/35	1,801	912
Series 2005-14 Class 2A1 5.500% due 12/25/35	3,031	2,890
Series 2005-17 Class 1A1 5.500% due 01/25/36	1,697	1,627
Series 2005-17 Class 1A2 5.500% due 01/25/36	1,403	655
Series 2005-18 Class 1A1 5.500% due 01/25/36	6,731	6,350

	Principal Amount ($) or Shares	Market Value $
Series 2005-18 Class 2A10 (Ê) 21.771% due 01/25/36	1,258	1,379
Series 2005-AR1 Class 1A1 (Ê) 4.609% due 06/25/35	1,026	1,031
Series 2005-AR1 Class 2A1 2.999% due 10/25/35	9,227	8,526
Series 2005-AR1 Class A2 (Ê) 5.372% due 08/25/35	4,449	4,484
Series 2005-AR2 Class 2A2 (Ê) 2.879% due 03/25/35	94	89
Series 2005-AR5 Class 1A1 (Ê) 5.086% due 04/25/35	6,828	6,602
Series 2006-2 Class 2A3 5.500% due 03/25/36	2,869	2,572
Series 2006-2 Class 3A1 5.750% due 03/25/36	7,906	7,571
Series 2006-4 Class 1A8 5.750% due 04/25/36	645	606
Series 2006-4 Class 2A3 5.750% due 04/25/36	612	225
Series 2006-7 Class 2A1 6.000% due 06/25/36	2,152	1,910
Series 2006-10 Class A19 6.000% due 08/25/36	1,488	1,421
Series 2006-AR1 Class 1A2 (Ê) 5.886% due 09/25/36	655	164
Series 2006-AR1 Class 2A2 5.587% due 11/25/36	603	177
Series 2006-AR1 Class 2A4 (Ê) 5.958% due 10/25/36	998	230
Series 2006-AR1 Class 4A1 (Ê) 5.508% due 07/25/36	4,103	3,287
Series 2006-AR1 Class 5A1 (Ê) 5.491% due 07/25/36	1,502	1,282
Series 2006-AR1 Class A1 5.218% due 10/25/36 (Ê)	14,333	11,990
5.519% due 12/25/36	3,737	3,453
Series 2006-AR1 Class A7 5.343% due 08/25/36	2,856	1,045
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	2,381	2,224
Series 2006-AR4 Class 1A1 (Ê) 5.828% due 04/25/36	2,140	1,950
Series 2006-AR4 Class 2A1 (Ê) 5.724% due 04/25/36	3,583	3,275
Series 2006-AR5 Class 2A1 (Ê) 5.487% due 04/25/36	613	509
Series 2006-AR6 Class 7A1 (Ê) 5.105% due 03/25/36	9,287	8,896
Series 2007-8 Class 1A16 6.000% due 07/25/37	744	658
Series 2007-10 Class 2A5 6.250% due 07/25/37	1,705	1,549
Series 2007-11 Class A90 6.000% due 08/25/37	2,037	1,828
Series 2007-13 Class A1 6.000% due 09/25/37	3,579	3,531
Series 2007-14 Class 1A1 6.000% due 10/25/37	4,645	4,267

		3,125,168

144	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Municipal Bonds - 1.4%
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	533
6.899% due 12/01/40	5,200	5,830
City of Chicago Illinois General Obligation Unlimited (µ) 5.000% due 12/01/24	17,715	18,887
City of Colorado Springs Colorado Revenue Bonds 5.000% due 11/15/33	200	207
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	1,200	1,324
County of Cook Illinois General Obligation Unlimited (µ) 5.000% due 11/15/26	15,000	15,739
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	405	346
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	866
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 1.266% due 04/25/38	4,525	4,551
Missouri Higher Education Loan Authority Revenue Bonds (Ê) 1.224% due 11/26/32	7,000	7,052
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	6,010	6,303
7.055% due 04/01/57	4,545	4,602
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	102
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,125	911
State of California General Obligation Unlimited 7.500% due 04/01/34	4,725	5,185
7.950% due 03/01/36	4,435	4,713
5.650% due 04/01/39 (Ê)	700	744
7.550% due 04/01/39	12,680	14,000
7.625% due 03/01/40	5,475	6,084
State of Illinois General Obligation Unlimited 4.071% due 01/01/14	600	606
6.900% due 03/01/35	1,000	1,049
6.725% due 04/01/35	600	617
State of Louisiana Revenue Bonds (Ê) 3.000% due 05/01/43	4,200	4,235
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47	2,400	1,949
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26	1,500	1,655

		108,090

		Principal Amount ($) or Shares	Market Value $
Non-US Bonds - 1.2%
Asian Development Bank 6.000% due 01/20/15	AUD	3,090	2,853
Brazil Notas do Tesouro Nacional Series F
Series NTNF 10.000% due 01/01/17	BRL	6,850	3,654
10.000% due 01/01/21	BRL	13,060	6,710
Byggingarsjodur Verkamanna Series 2 3.750% due 04/15/34	ISK	356,015	2,809
Series 3 3.750% due 06/15/44	ISK	720,107	5,697
Canadian Government Bond 2.000% due 12/01/14	CAD	4,000	3,785
4.500% due 06/01/15	CAD	400	422
4.000% due 06/01/16	CAD	4,075	4,188
Colombia Government International Bond 7.750% due 04/14/21	COP	2,309,000	1,251
Deutsche Bank AG (Å) 10.000% due 07/17/17	IDR	46,600,000	5,724
Federative Republic of Brazil 12.500% due 01/05/22	BRL	2,500	1,656
10.250% due 01/10/28	BRL	2,600	1,513
French Treasury Note 2.500% due 01/15/15	EUR	2,900	3,931
German Treasury Bills 4.000% due 01/04/18	EUR	3,290	4,777
Hellas Telecommunications Luxembourg V (Ê) Series REGS 4.644% due 10/15/12	EUR	1,890	1,685
Impress Holdings BV (Ê) Series REGS 3.769% due 09/15/13	EUR	875	1,133
Indonesia Treasury Bond Series FR52 10.500% due 08/15/30	IDR	9,248,000	1,081
Inter-American Development Bank 6.500% due 08/20/19	AUD	4,455	4,165
Mexican Bonos Series M 20 10.000% due 12/05/24	MXN	67,890	6,666
Series MI10 9.000% due 12/20/12	MXN	165,380	14,511
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	55,300	4,517
Mexico Government International Bond 6.050% due 01/11/40	MXN	4,660	4,567
Republic of Colombia 9.850% due 06/28/27	COP	2,879,000	1,832
Rhodia SA (Ê) Series REGS 3.394% due 10/15/13	EUR	1,500	1,977
UBS AG 5.850% due 12/31/17	EUR	4,690	1,337

			92,441

Russell Strategic Bond Fund	145

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United States Government Agencies - 0.8%
Fannie Mae 5.250% due 08/01/12	2,290	2,470
Federal Home Loan Banks 0.500% due 05/10/11	11,150	11,150
4.500% due 09/13/19	18,700	19,406
Federal Home Loan Mortgage Corp. (Ñ) 2.125% due 09/21/12	5,185	5,270
Federal National Mortgage Association (Ñ) 0.010% due 10/09/19	16,500	9,867
Freddie Mac 5.000% due 04/18/17	4,600	5,038
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	898	994
Tennessee Valley Authority 5.500% due 07/18/17	3,000	3,385

		57,580

United States Government Treasuries - 6.5%
United States Treasury Principal Only STRIP Zero coupon due 11/15/21	21,842	13,452
Zero coupon due 11/15/26	3,400	1,607
Zero coupon due 08/15/27	4,100	1,866
United States Treasury Inflation Indexed Bonds 2.000% due 01/15/16 (Æ)	5,045	5,438
2.500% due 07/15/16	6,439	7,159
1.375% due 01/15/20 (Æ)	25,142	25,364
2.375% due 01/15/25	2,300	2,504
2.000% due 01/15/26	3,604	3,740
1.750% due 01/15/28 (Æ)	40,220	39,925
United States Treasury Notes 1.000% due 04/30/12	4,260	4,263
1.750% due 04/15/13	445	448
2.375% due 02/28/15 (Ñ)	127,773	127,854
2.500% due 03/31/15 (Ñ)	15,195	15,271
2.500% due 04/30/15	23,000	23,084
3.125% due 04/30/17	14,700	14,709
3.375% due 11/15/19 (Ñ)	65,835	64,462
3.625% due 02/15/20 (Ñ)	53,430	53,271
8.000% due 11/15/21	16,065	22,210
5.375% due 02/15/31	100	114
4.750% due 02/15/37	3,600	3,756
4.375% due 02/15/38	100	98
3.500% due 02/15/39	8,500	7,101
4.250% due 05/15/39	5,550	5,299
4.500% due 08/15/39	5,140	5,114
4.375% due 11/15/39	13,700	13,358
4.625% due 02/15/40	33,190	33,714

		495,181

Total Long-Term Investments (cost $6,847,203)		6,736,926

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
World Color Press, Inc.	20,202	76

Total Common Stocks (cost $—)		76

Investments in Other Funds - 0.3%
Financial Services - 0.3%
PIMCO Developing Local Markets Fund	3,525,943	20,451

Total Investments in Other Funds (cost $18,884)		20,451

Preferred Stocks - 0.2%
Consumer Discretionary - 0.1%
Motors Liquidation Co. (Ñ)	420,000	3,591

Financial Services - 0.1%
DG Funding Trust (Å)	479	3,895
Federal Home Loan Mortgage Corp.	479,700	743
Federal National Mortgage Association	267,075	361
JPMorgan Chase Capital XXIX (Æ)	81,600	1,969

		6,968

Total Preferred Stocks (cost $26,003)		10,559

Warrants & Rights - 0.0%
Charter Communications, Inc.(Æ) 2014 Warrants	13	69

Total Warrants & Rights (cost $72)		69

Short-Term Investments - 12.2%
Capmark Financial Group, Inc. (Ø)(Ñ) 3.114% due 05/10/10	2,030	741
Comerica Bank (Ê) Series BKNT 0.350% due 05/10/10	500	500
Countrywide Financial Corp. 5.125% due 02/17/11	100	155
Credit Agricole 0.100% due 05/03/10	27,110	27,110
Credit Agricole SA (Ê)(Þ) 0.302% due 05/28/10	2,700	2,700
CSC Holdings LLC (Ñ) Series B 7.625% due 04/01/11	750	781
DCP Midstream LLC 6.875% due 02/01/11	110	115
Developers Diversified Realty Corp. 5.000% due 05/03/10 (Ñ)	1,410	1,410
4.625% due 08/01/10	2,726	2,733
5.250% due 04/15/11	120	121
Discover Financial Services (Ê) Series WI 0.786% due 06/11/10	4,155	4,153

146	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association Discount Notes (ç) Zero coupon due 08/09/10	14,000	13,992
Ford Motor Credit Co. LLC 7.875% due 06/15/10 (Ñ)	200	201
8.625% due 11/01/10	100	103
7.375% due 02/01/11 (Ñ)	2,000	2,047
Freddie Mac Discount Notes (ç)(ž) 0.200% due 07/01/10	4,400	4,399
0.200% due 07/08/10	17,000	16,994
0.240% due 08/17/10	17,000	16,990
General Electric Capital Corp. (Ñ) Series GMTN 5.500% due 04/28/11	400	418
GMAC LLC 5.750% due 05/21/10	400	533
GMAC, Inc. 7.250% due 03/02/11	5,375	5,476
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	1,650	1,655
HSBC Finance Corp.(Ê) 0.500% due 05/10/10	1,300	1,300
International Lease Finance Corp. 4.950% due 02/01/11 (Ñ)	3,200	3,185
5.450% due 03/24/11	1,790	1,786
KeyBank NA (Ê) Series BKNT 2.502% due 06/02/10	4,100	4,106
Keycorp (Ê) 0.860% due 11/22/10	7,060	8,977
Kraft Foods, Inc. (Ê) 0.928% due 08/11/10	10,000	10,010
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	1,300	281
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	650	659
Metropolitan Life Global Funding I (Ê)(Þ) 0.290% due 05/17/10	5,100	5,100
Midamerican Funding LLC 6.750% due 03/01/11	1,200	1,259
Morgan Stanley (Ê)(Ñ) 2.350% due 05/14/10	4,400	4,402
National City Bank (Ê) Series BKNT 0.366% due 06/18/10	2,830	2,830
National City Bank of Kentucky Series BKNT 6.300% due 02/15/11	705	724
National City Corp. 0.427% due 06/16/10 (Ê)	460	460
4.000% due 02/01/11 (Ñ)	3,800	3,857
Nationwide Life Global Funding I (Ê)(Þ) 0.652% due 08/27/10	545	545
Nippon Life Insurance Co. (Þ) 4.875% due 08/09/10	3,250	3,273
Nisource Finance Corp. 7.875% due 11/15/10	1,855	1,921

	Principal Amount ($) or Shares	Market Value $
Nuveen Investments, Inc. 5.000% due 09/15/10	6,550	6,550
Protective Life Secured Trusts (Ê) 0.411% due 11/09/10	4,600	4,590
Reckson Operating Partnership, LP 5.150% due 01/15/11	592	596
Russell U.S. Cash Management Fund (£)	579,128,242	579,128
SLM Corp. 0.476% due 07/26/10 (Ê)	1,250	1,245
Series MTNA 4.500% due 07/26/10	2,160	2,170
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/01/10	31	31
Sprint Capital Corp. 7.625% due 01/30/11	2,795	2,868
Sprint Nextel Corp. (Ê)(Ñ) 0.688% due 06/28/10	3,775	3,763
Staples, Inc. 7.750% due 04/01/11	1,005	1,061
United States Treasury Bills (ç)(ž) 0.144% due 05/06/10 (§)	7,965	7,965
0.060% due 05/13/10 (Ñ)(§)	55	55
0.088% due 05/13/10 (§)	2,000	2,000
0.152% due 05/13/10 (§)	34,000	33,998
0.155% due 05/27/10	33,503	33,499
0.162% due 06/24/10 (§)	397	397
0.168% due 07/08/10	17,000	16,995
0.137% due 07/15/10	3,500	3,499
0.218% due 08/26/10 (§)	51,000	50,970
0.224% due 08/26/10 (§)	16,808	16,798
UnitedHealth Group, Inc. 5.250% due 03/15/11	20	21
Yum! Brands, Inc. 8.875% due 04/15/11	460	490

Total Short-Term Investments (cost $928,053)		926,691

Repurchase Agreements - 4.8%
Agreement with Bank of America Securities, LLC and State Street Bank (Tri-Party) of $177,200 dated April 30, 2010, at 0.200% to be repurchased at $177,203 on May 3, 2010 collateralized by: $180,005 par various United States Treasury Obligations, valued at $180,666	177,200	177,200
Agreement with Barclays Captial Inc. and State Street Bank (Tri-Party) of $11,400 dated April 30, 2010, at 0.200% to be repurchased at $11,400 on May 3, 2010 collateralized by: $11,584 par various United States Treasury Obligations, valued at $11,606	11,400	11,400

Russell Strategic Bond Fund	147

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Agreement with Deutsche Bank Securities Inc. and State Street Bank (Tri-Party) of $177,200 dated April 30, 2010, at 0.200% to be repurchased at $177,203 on May 3, 2010 collateralized by: $177,132 par various United States Treasury Obligations, valued at $180,176	177,200	177,200

Total Repurchase Agreements (cost $365,800)		365,800

Other Securities - 3.3%
Russell U.S. Cash Collateral Fund (×)	140,864,830	140,865
State Street Securities Lending Quality Trust (×)	109,219,312	108,933

Total Other Securities (cost $250,084)		249,798

Total Investments - 109.8% (identified cost $8,436,099)		8,310,370

Other Assets and Liabilities, Net - (9.8%)		(741,526)

Net Assets - 100.0%		7,568,844

See accompanying notes which are an integral part of the financial statements.

148	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	738	EUR	87,202	06/10	1,357
Euro-Bund Futures (Germany)	98	EUR	12,235	06/10	282
Eurodollar Futures (CME)	69	USD	17,179	05/10	(12)
Eurodollar Futures (CME)	1,758	USD	437,434	06/10	1,045
Eurodollar Futures (CME)	836	USD	207,725	09/10	85
Eurodollar Futures (CME)	960	USD	238,020	12/10	1,047
Eurodollar Futures (CME)	13	USD	3,214	03/11	25
Long Gilt Bond (UK)	238	GBP	27,594	06/10	644
Three Month Short Sterling Interest Rate Futures (UK)	132	GBP	16,371	06/10	90
Three Month Short Sterling Interest Rate Futures (UK)	76	GBP	9,414	09/10	5
Three Month Short Sterling Interest Rate Futures (UK)	76	GBP	9,392	12/10	14
Ultra Long Term U.S. Treasury Bond Future	76	USD	9,426	06/10	316
United States Treasury 2 Year Notes	1,858	USD	404,260	06/10	775
United States Treasury 5 Year Notes	4,062	USD	470,621	06/10	3,163
United States Treasury 10 Year Notes	3,652	USD	430,593	06/10	4,993
United States Treasury 30 Year Bond	1,515	USD	180,380	06/10	3,850

Short Positions
Euro-Bund Futures (Germany)	30	EUR	12	05/10	(7)
Euro-Bund Futures (Germany)	201	EUR	25,095	06/10	(509)
Eurodollar Futures (CME)	84	USD	20,901	06/10	22
Eurodollar Futures (CME)	84	USD	20,872	09/10	19
Eurodollar Futures (CME)	87	USD	21,571	12/10	5
Eurodollar Futures (CME)	84	USD	20,769	03/11	(7)
Eurodollar Futures (CME)	84	USD	20,704	06/11	(21)
Eurodollar Futures (CME)	84	USD	20,638	09/11	(33)
Eurodollar Futures (CME)	84	USD	20,572	12/11	(40)
Eurodollar Futures (CME)	84	USD	20,514	03/12	(45)
Japanese 10 Year Mini Bond (Japan)	43	JPY	6,006,240	06/10	(438)
Three Month Short Sterling Interest Rate Futures (UK)	729	GBP	90,414	06/10	2
United States Treasury 2 Year Notes	207	USD	45,039	06/10	(121)
United States Treasury 5 Year Notes	258	USD	29,892	06/10	(102)
United States Treasury 10 Year Notes	278	USD	32,778	06/10	(242)
United States Treasury 30 Year Bond	118	USD	14,049	06/10	(259)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					15,903

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	149

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Cross Currency
Jul 2010 90.00 Put (2)	USD	15,800	(59)

Eurodollar Midcurve 1 Year Futures
Sep 2010 97.38 Put (1,647)	USD	4,118	(299)

Inflationary Floor
Mar 2020 0.001 Put (3)	USD	13,700	(96)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 3.600% May 2010 0.00 Call (3)		14,800	(68)
USD Three Month LIBOR/USD 3.500% Jun 2010 0.00 Call (3)		23,700	(114)
USD Three Month LIBOR/USD 3.250% Aug 2010 0.00 Call (4)		74,000	(268)
USD Three Month LIBOR/USD 3.500% Aug 2010 0.00 Call (2)		15,400	(129)
USD Three Month LIBOR/USD 3.250% Oct 2010 0.00 Call (2)		17,300	(101)
USD Three Month LIBOR/USD 3.000% Jan 2011 0.00 Call (1)		4,200	(207)
USD 4.100%/USD Three Month LIBOR May 2010 0.00 Put (3)		14,800	(7)
USD 4.500%/USD Three Month LIBOR Jun 2010 0.00 Put (3)		23,700	(8)
USD 4.500%/USD Three Month LIBOR Aug 2010 0.00 Put (2)		15,400	(66)
USD 4.750%/USD Three Month LIBOR Aug 2010 0.00 Put (4)		74,000	(163)
USD 5.500%/USD Three Month LIBOR Aug 2010 0.00 Put (1)		20,000	(1)
USD 6.000%/USD Three Month LIBOR Aug 2010 0.00 Put (2)		26,000	(1)
USD 5.000%/USD Three Month LIBOR Oct 2010 0.00 Put (2)		17,300	(56)
USD 4.000%/USD Three Month LIBOR Oct 2010 0.00 Put (2)		93,500	(414)
USD 5.000%/USD Three Month LIBOR Jan 2011 0.00 Put (1)		25,300	(194)
USD 10.000%/USD Three Month LIBOR Jul 2012 0.00 Put (1)		9,000	(7)

Options Written (Number of Contracts)	Notional Amount		Market Value $
United States Treasury Notes
10 Year Futures
May 2010 118.00 Call (79)	USD	79	(19)
May 2010 119.00 Call (36)	USD	36	(22)
May 2010 114.00 Put (45)	USD	45	(1)
May 2010 115.00 Put (70)	USD	70	(3)

Total Liability for Options Written (premiums received $4,132)			(2,303)

See accompanying notes which are an integral part of the financial statements.

150	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	2,922	JPY	273,120	06/16/10	(13)
Bank of America	USD	2,848	NZD	4,008	06/16/10	57
Bank of America	USD	253	PHP	11,525	06/18/10	5
Bank of America	CHF	7,065	USD	6,560	06/16/10	(9)
Bank of America	EUR	6,368	AUD	9,362	06/16/10	70
Bank of America	EUR	3,390	GBP	2,994	06/16/10	33
Bank of America	NZD	12,200	AUD	9,258	06/16/10	(159)
Bank of America	NZD	16,268	EUR	8,728	06/16/10	(84)
Barclays Bank PLC	USD	1,401	CNY	9,499	06/07/10	(7)
Barclays Bank PLC	USD	257	EUR	193	05/24/10	—
Barclays Bank PLC	USD	578	MYR	1,860	06/14/10	5
Barclays Bank PLC	USD	556	TWD	17,402	06/10/10	2
Barclays Bank PLC	AUD	1,565	USD	1,442	05/20/10	(3)
Barclays Bank PLC	EUR	6,258	NOK	50,484	06/16/10	104
Barclays Bank PLC	EUR	4,190	SEK	40,754	06/16/10	24
Barclays Bank PLC	EUR	1,000	USD	1,330	05/20/10	(1)
Barclays Bank PLC	EUR	18,519	USD	24,790	07/26/10	127
Barclays Bank PLC	JPY	535,814	CAD	5,772	06/16/10	(12)
BNP Paribas	JPY	60,571	USD	643	05/06/10	(2)
Citibank	USD	4,206	AUD	4,575	06/16/10	7
Citibank	USD	4,320	GBP	2,799	06/16/10	(38)
Citibank	USD	2,862	NOK	16,698	06/16/10	(37)
Citibank	USD	2,846	NZD	4,050	06/16/10	89
Citibank	AUD	9,516	EUR	6,400	06/16/10	(120)
Citibank	AUD	12,772	EUR	8,808	06/16/10	(15)
Citibank	CAD	5,884	AUD	6,302	06/16/10	5
Citibank	CAD	11,736	AUD	12,530	06/16/10	(8)
Citibank	CAD	5,880	EUR	4,186	06/16/10	(108)
Citibank	CHF	9,148	EUR	6,258	06/16/10	(86)
Citibank	EUR	4,244	AUD	6,296	06/16/10	73
Citibank	EUR	4,216	NOK	33,812	06/16/10	53
Citibank	EUR	4,244	NZD	8,068	06/16/10	98
Citibank	EUR	2,140	USD	2,855	06/16/10	5
Citibank	GBP	5,682	CHF	9,354	06/16/10	2
Citibank	JPY	31,446	USD	334	05/06/10	(1)
Citibank	JPY	254,380	USD	2,852	06/16/10	143
Citibank	NOK	17,453	USD	2,910	06/16/10	(43)
Citibank	NZD	3,839	USD	2,684	06/16/10	(98)
Citibank	SEK	84,438	EUR	8,766	06/16/10	7
Credit Suisse First Boston	USD	2,179	KRW	2,478,708	07/28/10	53
Credit Suisse First Boston	CHF	12,419	USD	11,664	06/16/10	117
Credit Suisse First Boston	EUR	4,235	USD	5,748	06/16/10	108
Credit Suisse First Boston	JPY	18,182	USD	193	05/06/10	(1)
Credit Suisse First Boston	JPY	30,219	USD	321	05/06/10	(1)
Credit Suisse First Boston	JPY	41,167	USD	437	05/06/10	(1)
Credit Suisse First Boston	JPY	60,582	USD	643	05/06/10	(2)
Deutsche Bank	USD	2,935	CHF	3,160	06/16/10	3
Deutsche Bank	USD	5,803	JPY	534,201	06/16/10	(114)
Deutsche Bank	USD	399	KRW	448,795	07/28/10	5
Deutsche Bank	USD	233	MXN	2,872	07/07/10	(2)
Deutsche Bank	USD	399	TWD	12,505	06/10/10	2
Deutsche Bank	CAD	2,656	USD	2,631	05/04/10	16
Deutsche Bank	EUR	2,156	USD	2,877	06/16/10	6
Deutsche Bank	GBP	2,510	USD	3,863	05/20/10	23
Deutsche Bank	JPY	57,651	USD	638	06/16/10	24

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	151

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank	SEK	41,222	EUR	4,234	06/16/10	(27)
Deutsche Bank	SGD	1,115	USD	799	05/03/10	(15)
Goldman Sachs	JPY	423,811	USD	4,554	05/17/10	42
HSBC	USD	2,826	AUD	3,125	06/16/10	52
HSBC	USD	3,535	BRL	6,388	06/02/10	119
HSBC	USD	2,682	CAD	2,683	06/16/10	(40)
HSBC	USD	5,715	EUR	4,225	06/16/10	(89)
HSBC	USD	11,498	EUR	8,430	06/16/10	(272)
HSBC	USD	5,717	JPY	530,483	06/16/10	(68)
HSBC	CHF	9,168	EUR	6,342	06/16/10	(39)
HSBC	CHF	3,077	USD	2,876	06/16/10	15
HSBC	EUR	4,230	CAD	5,966	06/16/10	120
HSBC	EUR	4,172	GBP	3,752	06/16/10	92
HSBC	EUR	4,198	GBP	3,778	06/16/10	94
HSBC	EUR	4,190	NOK	33,888	06/16/10	77
HSBC	EUR	17,760	NOK	143,688	06/16/10	328
HSBC	EUR	4,216	NZD	8,298	06/16/10	200
HSBC	EUR	10,041	USD	13,631	05/20/10	261
HSBC	EUR	4,257	USD	5,778	06/16/10	110
HSBC	GBP	1,874	USD	2,860	06/16/10	(7)
HSBC	JPY	536,878	CAD	5,774	06/16/10	(16)
HSBC	JPY	534,232	CHF	6,066	06/16/10	(24)
HSBC	NOK	27,312	SEK	32,752	06/16/10	(49)
HSBC	NOK	17,361	USD	2,859	06/16/10	(78)
HSBC	NZD	12,216	EUR	6,582	06/16/10	(45)
HSBC	SEK	82,654	EUR	8,530	06/16/10	(27)
JP Morgan	USD	769	AUD	847	05/28/10	12
JP Morgan	USD	2,852	CAD	2,990	06/16/10	92
JP Morgan	USD	1,318	EUR	1,000	05/20/10	13
JP Morgan	USD	2,152	EUR	1,600	05/20/10	(22)
JP Morgan	USD	784	SGD	1,115	05/03/10	29
JP Morgan	AUD	1,545	USD	1,433	05/20/10	6
JP Morgan	BRL	1,400	USD	778	07/12/10	(15)
JP Morgan	CAD	8,584	EUR	6,400	06/16/10	36
JP Morgan	CAD	11,706	EUR	8,520	06/16/10	(89)
JP Morgan	EUR	10,530	CHF	15,084	06/16/10	1
JP Morgan	EUR	4,340	GBP	3,814	06/16/10	27
JP Morgan	EUR	1,445	USD	1,926	05/20/10	1
JP Morgan	EUR	3,079	USD	4,079	06/09/10	(21)
JP Morgan	GBP	3,798	EUR	4,260	06/16/10	(68)
JP Morgan	JPY	536,624	EUR	4,216	06/16/10	(50)
JP Morgan	JPY	265,494	USD	2,856	06/16/10	29
JP Morgan	NZD	16,200	EUR	8,442	06/16/10	(250)
Morgan Stanley	USD	12,879	CAD	13,267	06/16/10	182
Morgan Stanley	JPY	60,395	USD	641	05/06/10	(2)
Morgan Stanley	NOK	34,062	EUR	4,226	06/16/10	(67)
Royal Bank of Canada	USD	349	EUR	265	05/24/10	3
Royal Bank of Canada	USD	2,989	JPY	270,261	06/16/10	(111)
Royal Bank of Canada	USD	5,833	JPY	548,853	06/16/10	12
Royal Bank of Canada	EUR	4,236	CAD	5,792	06/16/10	31
Royal Bank of Canada	EUR	4,252	CAD	5,814	06/16/10	31
Royal Bank of Canada	EUR	4,061	USD	5,511	06/16/10	103
Royal Bank of Canada	GBP	7,586	CHF	12,554	06/16/10	34
Royal Bank of Canada	GBP	3,778	EUR	4,222	06/16/10	(78)
Royal Bank of Scotland	USD	1,438	AUD	1,565	05/20/10	8

See accompanying notes which are an integral part of the financial statements.

152	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	USD	4,101	CAD	4,090	05/20/10	(74)
Royal Bank of Scotland	USD	249	EUR	187	05/24/10	—
Royal Bank of Scotland	USD	5,737	EUR	4,253	06/16/10	(73)
Royal Bank of Scotland	USD	10	JPY	885	05/17/10	—
Royal Bank of Scotland	EUR	4,242	GBP	3,796	06/16/10	80
Royal Bank of Scotland	EUR	187	USD	249	05/04/10	—
Royal Bank of Scotland	EUR	1,557	USD	2,088	06/16/10	14
Royal Bank of Scotland	GBP	7,684	EUR	8,560	06/16/10	(177)
Royal Bank of Scotland	GBP	11,258	EUR	12,848	06/16/10	(57)
Royal Bank of Scotland	GBP	594	USD	895	06/24/10	(13)
Royal Bank of Scotland	JPY	48,060	USD	521	05/17/10	9
State Street Bank and Trust Company	CAD	8,718	CHF	9,364	06/16/10	62
State Street Bank and Trust Company	EUR	4,262	CAD	5,760	06/16/10	(3)
State Street Bank and Trust Company	EUR	11,834	SEK	114,642	06/16/10	36
UBS	USD	2,836	AUD	3,130	06/16/10	46
UBS	USD	2,641	CAD	2,656	05/04/10	(26)
UBS	USD	2,741	CHF	2,961	06/16/10	12
UBS	USD	5,715	GBP	3,746	06/16/10	16
UBS	USD	2,853	JPY	267,609	06/16/10	(3)
UBS	USD	5,833	JPY	542,014	06/16/10	(61)
UBS	AUD	3,145	USD	2,826	06/16/10	(70)
UBS	CAD	2,656	USD	2,641	07/07/10	26
UBS	CHF	6,129	USD	5,785	06/16/10	86
UBS	EUR	6,434	CHF	9,174	06/16/10	(18)
UBS	EUR	13,156	GBP	11,930	06/16/10	366
UBS	EUR	6,398	SEK	61,734	06/16/10	2
UBS	EUR	2,126	USD	2,853	06/16/10	22
UBS	EUR	2,134	USD	2,853	06/16/10	11
UBS	EUR	2,148	USD	2,854	06/16/10	(7)
UBS	EUR	4,173	USD	5,724	06/16/10	167
UBS	EUR	4,223	USD	5,749	06/16/10	126
UBS	EUR	4,256	USD	5,710	06/16/10	42
UBS	JPY	516,182	CAD	5,830	06/16/10	121
UBS	JPY	487,558	CHF	5,588	06/16/10	2
UBS	JPY	520,626	CHF	6,074	06/16/10	51
UBS	JPY	60,577	USD	643	05/06/10	(2)
UBS	JPY	93	USD	1	05/17/10	—
UBS	JPY	273,784	USD	2,935	06/16/10	19
UBS	NOK	34,844	SEK	41,420	06/16/10	(87)
UBS	SEK	42,899	USD	5,870	06/16/10	(54)
Westpac Banking Corporation	USD	2,928	GBP	1,924	06/16/10	15
Westpac Banking Corporation	USD	4,402	NZD	6,042	06/16/10	(23)
Westpac Banking Corporation	USD	20,373	NZD	29,001	06/16/10	647
Westpac Banking Corporation	AUD	16,174	USD	14,586	06/16/10	(307)
Westpac Banking Corporation	EUR	2,192	USD	2,915	06/16/10	(5)
Westpac Banking Corporation	EUR	4,240	NZD	8,150	06/16/10	130
Westpac Banking Corporation	JPY	264,530	USD	2,859	06/16/10	40

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,981

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	153

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts

Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Bank of America	CAD	17,930	Canadian Dealer Offer Rate	1.958%	07/20/12	153
Bank of America	CAD	4,220	3.920%	Canadian Dealer Offer Rate	07/20/20	(16)
Bank of America	USD	21,000	3.000%	Three Month LIBOR	12/16/10	546
Barclays Bank PLC	BRL	3,900	Brazil Interbank Deposit Rate	12.540%	01/02/12	120
Barclays Bank PLC	BRL	800	10.835%	Brazil Interbank Deposit Rate	01/02/12	(2)
Barclays Bank PLC	EUR	29,930	4.259%	Six Month EURIBOR	04/23/20	79
Barclays Bank PLC	EUR	8,970	Six Month EURIBOR	4.085%	04/23/40	(196)
Barclays Bank PLC	GBP	10,710	Six Month LIBOR	3.470%	08/11/15	(213)
Barclays Bank PLC	GBP	14,480	Six Month LIBOR	3.480%	08/16/15	(288)
Barclays Bank PLC	GBP	21,540	Six Month LIBOR	3.410%	08/16/15	(321)
Barclays Bank PLC	GBP	17,950	4.175%	Six Month LIBOR	08/11/20	485
Barclays Bank PLC	GBP	24,260	4.193%	Six Month LIBOR	08/16/20	690
Barclays Bank PLC	GBP	36,110	4.156%	Six Month LIBOR	08/16/20	860
Barclays Bank PLC	GBP	8,980	Six Month LIBOR	4.420%	08/11/25	(282)
Barclays Bank PLC	GBP	12,110	Six Month LIBOR	4.440%	08/16/25	(413)
Barclays Bank PLC	GBP	18,080	Six Month LIBOR	4.420%	08/16/25	(554)
Barclays Bank PLC	USD	1,200	4.000%	Three Month LIBOR	06/16/17	57
Barclays Bank PLC	USD	6,658	Three Month LIBOR	4.633%	11/15/21	(882)
Barclays Bank PLC	USD	3,338	Three Month LIBOR	4.540%	11/15/21	(394)
Barclays Bank PLC	USD	1,032	Three Month LIBOR	4.420%	11/15/21	(102)
Barclays Bank PLC	USD	1,018	Three Month LIBOR	4.524%	11/15/21	(116)
BNP Paribas	BRL	4,500	11.390%	Brazil Interbank Deposit Rate	01/02/12	(24)
BNP Paribas	BRL	1,500	11.880%	One Month LIBOR	01/02/13	(9)
BNP Paribas	BRL	1,700	12.110%	One Month LIBOR	01/02/14	(8)
BNP Paribas	EUR	900	2.090%	Consumer Price Index (France)	10/15/10	40
Citibank	AUD	26,400	4.500%	Three Month BBSW	06/15/11	(157)
Citibank	EUR	28,000	3.000%	Six Month EURIBOR	06/16/15	1,095
Citibank	EUR	13,500	3.000%	Six Month EURIBOR	06/16/15	528
Citibank	EUR	29,930	4.286%	Six Month EURIBOR	04/23/20	122
Citibank	EUR	2,200	3.500%	Six Month EURIBOR	06/16/20	70
Citibank	EUR	8,980	Six Month EURIBOR	4.119%	04/23/40	(252)
Citibank	USD	1,000	4.000%	Three Month LIBOR	06/16/17	47
Credit Suisse Financial Products	GBP	20,360	Six Month LIBOR	3.510%	08/04/15	(484)
Credit Suisse Financial Products	GBP	18,720	Six Month LIBOR	3.510%	08/05/15	(442)
Credit Suisse Financial Products	GBP	11,730	Six Month LIBOR	3.450%	08/09/15	(220)
Credit Suisse Financial Products	GBP	34,120	4.155%	Six Month LIBOR	08/04/20	874
Credit Suisse Financial Products	GBP	31,370	4.160%	Six Month LIBOR	08/05/20	819
Credit Suisse Financial Products	GBP	19,650	4.133%	Six Month LIBOR	08/09/20	431
Credit Suisse Financial Products	GBP	17,060	Six Month LIBOR	4.372%	08/04/25	(412)
Credit Suisse Financial Products	GBP	15,690	Six Month LIBOR	4.372%	08/05/25	(377)
Credit Suisse Financial Products	GBP	9,830	Six Month LIBOR	4.355%	08/09/25	(201)
Credit Suisse Financial Products	MXN	60,000	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	80
Deutsche Bank	AUD	500	4.500%	Three Month BBSW	06/15/11	(3)
Deutsche Bank	EUR	36,900	3.000%	Six Month EURIBOR	06/16/15	1,443
Deutsche Bank	KRW	5,951,000	2.820%	Korean Interbank Offer Rate	01/28/11	2
Deutsche Bank	KRW	3,100,000	3.870%	Korean Interbank Offer Rate	06/12/11	17
Deutsche Bank	KRW	15,700,000	3.693%	Korean Interbank Offer Rate	06/26/11	101
Deutsche Bank	KRW	6,577,024	3.620%	Korean Interbank Offer Rate	07/06/11	38
Deutsche Bank	KRW	10,988,604	3.626%	Three Month LIBOR	07/07/11	65
Deutsche Bank	NZD	12,310	Three Month BBA	5.223%	04/16/15	14
Deutsche Bank	NZD	5,210	Three Month BBA	5.235%	04/19/15	4
Deutsche Bank	NZD	5,630	New Zealand Bank Bill Rate	5.220%	04/23/15	7
Deutsche Bank	USD	5,540	2.711%	Three Month LIBOR	04/16/15	34
Deutsche Bank	USD	2,410	2.744%	Three Month LIBOR	04/19/15	18

See accompanying notes which are an integral part of the financial statements.

154	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Deutsche Bank	USD	2,600	2.700%	Three Month LIBOR	04/23/15	14
Deutsche Bank	USD	26,000	Three Month LIBOR	3.250%	06/16/17	8
Goldman Sachs	BRL	4,500	10.990%	Brazil Interbank Deposit Rate	01/02/12	(13)
Goldman Sachs	BRL	22,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	(126)
Goldman Sachs	EUR	3,500	2.500%	Six Month EURIBOR	06/16/15	27
Goldman Sachs	USD	11,700	Six Month LIBOR	Six Month LIBOR	05/25/10	271
HSBC	BRL	2,200	11.140%	One Month LIBOR	01/02/12	4
HSBC	BRL	3,100	11.360%	Brazil Interbank Deposit Rate	01/02/12	1
HSBC	BRL	17,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	(98)
HSBC	BRL	800	12.540%	One Month LIBOR	01/02/14	4
JP Morgan	BRL	1,500	12.170%	Brazil Interbank Deposit Rate	01/02/13	(2)
JP Morgan	BRL	3,700	12.200%	One Month LIBOR	01/02/14	(10)
JP Morgan	CAD	19,080	Canadian Dealer Offer Rate	1.940%	08/03/12	186
JP Morgan	CAD	4,490	3.926%	Canadian Dealer Offer Rate	08/03/20	(21)
JP Morgan	KRW	5,785,000	2.830%	Korean Interbank Offer Rate	01/28/11	3
JP Morgan	KRW	5,100,000	3.900%	Korean Interbank Offer Rate	06/15/11	43
JP Morgan	KRW	15,360,000	3.720%	Korean Interbank Offer Rate	06/22/11	104
JP Morgan	KRW	5,226,345	3.660%	Korean Interbank Offer Rate	07/08/11	33
Merrill Lynch	BRL	300	14.765%	Brazil Interbank Deposit Rate	01/02/12	22
Merrill Lynch	BRL	4,800	10.990%	Brazil Interbank Deposit Rate	01/02/12	(14)
Morgan Stanley	EUR	1,700	2.500%	Six Month EURIBOR	06/16/15	13
Morgan Stanley	USD	54,600	3.000%	Three Month LIBOR	12/16/10	1,419
Morgan Stanley	USD	2,500	4.000%	Three Month LIBOR	06/16/15	153
Morgan Stanley	USD	4,300	4.000%	Three Month LIBOR	06/16/17	204
Morgan Stanley	USD	1,100	4.000%	Three Month LIBOR	06/16/17	52
Royal Bank of Canada	CAD	29,780	Canadian Dealer Offer Rate	2.005%	07/15/12	217
Royal Bank of Canada	CAD	22,380	Canadian Dealer Offer Rate	1.909%	07/26/12	220
Royal Bank of Canada	CAD	22,300	Canadian Dealer Offer Rate	2.014%	07/29/12	180
Royal Bank of Canada	CAD	23,490	Canadian Dealer Offer Rate	1.940%	08/03/12	230
Royal Bank of Canada	CAD	6,950	3.960%	Canadian Dealer Offer Rate	07/15/20	—
Royal Bank of Canada	CAD	5,260	3.840%	Canadian Dealer Offer Rate	07/26/20	(58)
Royal Bank of Canada	CAD	5,250	3.875%	Canadian Dealer Offer Rate	07/29/20	(44)
Royal Bank of Canada	CAD	5,480	3.871%	Canadian Dealer Offer Rate	08/03/20	(51)
Royal Bank of Scotland	USD	325,500	3.000%	Three Month LIBOR	12/16/10	8,461
Royal Bank of Scotland	USD	900	4.000%	Three Month LIBOR	12/16/14	74
UBS	AUD	600	4.500%	Three Month LIBOR	06/15/11	(4)
UBS	AUD	1,900	6.000%	Six Month BBSW	09/15/12	14
UBS	BRL	3,800	12.540%	Brazil Interbank Deposit Rate	01/02/12	117
UBS	BRL	1,400	10.575%	Brazil Interbank Deposit Rate	01/02/12	(38)
UBS	BRL	3,400	11.420%	Brazil Interbank Deposit Rate	01/02/12	(16)
UBS	BRL	1,600	12.070%	Brazil Interbank Deposit Rate	01/02/13	(4)
UBS	BRL	1,700	12.250%	One Month LIBOR	01/02/14	(2)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $6,370						14,044

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	155

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Ally Financial	Deutsche Bank	2.968%	USD	6,800	5.000%		06/20/11	161
Ally Financial	Goldman Sachs	1.842%	USD	6,800	2.500%		09/27/10	22
American International Group	Deutsche Bank	2.080%	USD	10,300	1.630%		06/20/13	(99)
Berkshire Hathaway	Deutsche Bank	0.800%	USD	17,100	1.000%		03/20/13	184
Brazil Government International Bond	Barclays Bank PLC	1.216%	USD	500	1.000%		06/20/15	(5)
Brazil Government International Bond	Deutsche Bank	1.216%	USD	1,300	1.000%		06/20/15	(13)
Brazil Government International Bond	Deutsche Bank	1.216%	USD	500	1.000%		06/20/15	(5)
Brazil Government International Bond	Goldman Sachs	1.216%	USD	500	1.000%		06/20/15	(5)
Brazil Government International Bond	Morgan Stanley	1.216%	USD	500	1.000%		06/20/15	(5)
Centex Corporation	Deutsche Bank	0.876%	USD	4,275	(4.400%	)	12/20/13	(550)
China Government International Bond	Bank of America	0.650%	USD	400	1.000%		06/20/15	7
China Government International Bond	Bank of America	0.650%	USD	1,100	1.000%		06/20/15	19
China Government International Bond	Citibank	0.650%	USD	300	1.000%		06/20/15	5
China Government International Bond	Royal Bank of Scotland	0.650%	USD	800	1.000%		06/20/15	14
Citigroup	BNP Paribas	1.097%	USD	100	1.000%		03/20/11	—
Citigroup	Credit Suisse Financial Products	1.097%	USD	300	1.000%		03/20/11	—
Citigroup	Goldman Sachs	1.097%	USD	200	1.000%		03/20/11	—
Citigroup	UBS	1.097%	USD	700	1.000%		03/20/11	(1)
Darden Rest, Inc.	Citigroupglobal Markets, Inc.	0.726%	USD	275	(2.730%	)	03/20/14	(22)
Darden Restaurants, Inc.	Deutsche Bank	0.726%	USD	4,775	(2.250%	)	03/20/14	(285)
Dr Horton Inc.	Citibank	1.972%	USD	1,200	(1.000%	)	09/20/16	65
Dr Horton Inc.	Deutsche Bank	1.972%	USD	945	(1.000%	)	09/20/16	51
Dr Horton Inc.	Goldman Sachs	1.972%	USD	945	(1.000%	)	09/20/16	51
Federative Republic of Brazil	UBS	0.987%	USD	4,000	1.190%		08/20/13	29
Ford Motor Credit Co.	Barclays Bank PLC	2.803%	USD	700	5.650%		09/20/12	49
Ford Motor Credit Co.	Goldman Sachs	2.803%	USD	400	3.850%		09/20/12	11
France Government International Bond	Bank of America	0.605%	USD	700	0.250%		03/20/15	(12)
France Government International Bond	Citibank	0.605%	USD	800	0.250%		03/20/15	(13)
France Government International Bond	Goldman Sachs	0.605%	USD	600	0.250%		03/20/15	(10)
France Government International Bond	Royal Bank of Scotland	0.605%	USD	800	0.250%		03/20/15	(13)
Gaz Capital for Gazprom	Barclays Bank PLC	1.747%	USD	1,100	1.600%		12/20/12	2
Gaz Capital for Gazprom	Morgan Stanley	1.775%	USD	1,500	2.480%		02/20/13	36
Gaz Capital for Gazprom	UBS	1.845%	USD	4,000	2.260%		08/20/13	57
GE Capital Corporation	Citibank	0.675%	USD	5,500	5.000%		06/20/10	37
GE Capital Corporation	Citibank	0.675%	USD	400	5.000%		06/20/10	2
GE Capital Corporation	Citibank	1.132%	USD	600	4.800%		12/20/13	80
GE Capital Corporation	Credit Suisse First Boston	0.725%	USD	2,535	6.550%		12/20/10	106
Home Depot	Citigroupglobal Markets, Inc.	0.487%	USD	4,695	(2.670%	)	03/20/14	(401)
Japan Government International Bond	Bank of America	0.684%	USD	300	1.000%		03/20/15	4
Japan Government International Bond	Deutsche Bank	0.684%	USD	100	1.000%		03/20/15	1
Japan Government International Bond	JP Morgan	0.684%	USD	600	1.000%		03/20/15	8
KB Home	Citibank	2.915%	USD	1,200	(1.000%	)	09/20/16	122
Kohl’s	Deutsche Bank	0.641%	USD	1,505	(1.000%	)	12/20/14	(24)
Kohl’s	JP Morgan	0.641%	USD	1,500	(1.000%	)	12/20/14	(24)
Lowes	Citigroupglobal Markets, Inc.	0.431%	USD	4,900	(1.200%	)	03/20/14	(149)
Metlife, Inc.	Deutsche Bank	1.300%	USD	8,500	2.050%		03/20/13	234
MetLife, Inc.	Deutsche Bank	1.300%	USD	2,300	(1.000%	)	03/20/15	(77)
MetLife, Inc.	Deutsche Bank	1.300%	USD	1,300	(1.000%	)	03/20/15	(43)
MetLife, Inc.	Deutsche Bank	1.300%	USD	1,200	(1.000%	)	03/20/15	(41)
Metlife, Inc.	UBS	1.300%	USD	8,500	2.050%		03/20/13	234
Mexico Government International Bond	JP Morgan	1.202%	USD	2,600	0.920%		03/20/16	(36)
Prudential	Citibank	1.902%	USD	9,000	(1.000%	)	09/20/16	452
Prudential	Deutsche Bank	1.053%	USD	8,500	2.300%		03/20/13	331

See accompanying notes which are an integral part of the financial statements.

156	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Prudential	UBS	1.053%	USD	8,500	2.300%		03/20/13	243
Republic of Indonesia	UBS	0.559%	USD	300	1.300%		09/20/10	3
Republic of Panama	JP Morgan	1.211%	USD	300	1.250%		01/20/17	1
SLM Corporation	Deutsche Bank	3.842%	USD	10,000	5.000%		12/20/13	428
Target Corp	Credit Suisse First Boston	0.356%	USD	1,500	(1.000%	)	12/20/14	(43)
Target Corp	Deutsche Bank	0.356%	USD	1,505	(1.000%	)	12/20/14	(43)
Target Corp.	Credit Suisse First Boston	1.599%	USD	3,065	(1.000%	)	09/20/16	104
United Kingdom Gilt	Deutsche Bank	0.735%	USD	1,900	1.000%		12/20/14	20
United Kingdom Gilt	JP Morgan	0.735%	USD	100	1.000%		12/20/14	1
United Kingdom Gilt	JP Morgan	0.748%	USD	1,000	1.000%		03/20/15	11
United Kingdom Gilt	JP Morgan	0.748%	USD	1,900	1.000%		03/20/15	21
United Kingdom Gilt	Morgan Stanley	0.735%	USD	100	1.000%		12/20/14	1
United Kingdom Gilt	Societe Generale	0.748%	USD	5,000	1.000%		03/20/15	57
United Kingdom Gilt	Societe Generale	0.748%	USD	7,400	1.000%		03/20/15	83
Wachovia Corporation	Royal Bank of Scotland	0.596%	USD	300	3.020%		03/20/13	28

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - ($1,092)								1,456

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	16,900	0.760%		01/25/38	(8,768)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	16,500	0.090%		08/25/37	(8,918)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	7,435	0.170%		05/25/46	(6,284)
CMBX AJ Index	Bank of America	USD	1,230	(0.840%	)	10/12/52	184
CMBX AJ Index	Bank of America	USD	5,455	(0.840%	)	10/12/52	825
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	967
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	967
CMBX AJ Index	Credit Suisse First Boston	USD	3,690	(0.840%	)	10/12/52	555
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.840%	)	10/12/52	187
Dow Jones CDX Index	Barclays Bank PLC	USD	5,600	5.000%		06/20/15	726
Dow Jones CDX Index	Chase Securities Inc.	USD	2,000	1.120%		12/20/12	50
Dow Jones CDX Index	Citibank	USD	4,911	0.355%		06/20/12	(8)
Dow Jones CDX Index	Citibank	USD	4,815	0.360%		06/20/12	(7)
Dow Jones CDX Index	Citibank	USD	1,059	0.401%		06/20/12	(1)
Dow Jones CDX Index	Credit Suisse Financial Products	USD	1,300	5.000%		06/20/15	168
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	162
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	17
Dow Jones CDX Index	Deutsche Bank	USD	1,400	5.000%		06/20/15	179
Dow Jones CDX Index	Deutsche Bank	USD	23,300	(1.000%	)	06/20/15	(112)
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	191
Dow Jones CDX Index	Goldman Sachs	USD	1,736	0.463%		06/20/13	18
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	27
Dow Jones CDX Index	Goldman Sachs	USD	579	0.548%		12/20/17	7
Dow Jones CDX Index	HSBC	USD	2,000	5.000%		06/20/15	258
Dow Jones CDX Index	JP Morgan	USD	1,447	0.553%		12/20/17	18
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.580%		12/20/12	508
Dow Jones CDX Index	Merrill Lynch	USD	19,254	1.640%		12/20/12	587

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($18,518)							(17,497)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($19,610)							(16,041)

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	157

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$707,254	$56	$707,310	9.4
Corporate Bonds and Notes	—	1,397,882	7,083	1,404,965	18.6
International Debt	—	712,488	8,896	721,384	9.5
Loan Agreements	—	24,799	8	24,807	0.3
Mortgage-Backed Securities	—	3,125,168	—	3,125,168	41.3
Municipal Bonds	—	108,090	—	108,090	1.4
Non-US Bonds	—	91,104	1,337	92,441	1.2
United States Government Agencies	—	57,580	—	57,580	0.8
United States Government Treasuries	—	495,181	—	495,181	6.5
Common Stocks	76	—	—	76	0.0
Investments in Other Funds	—	—	20,451	20,451	0.3
Preferred Stocks	6,664	—	3,895	10,559	0.2
Warrants & Rights	69	—	—	69	0.0
Short-Term Investments	—	926,691	—	926,691	12.2
Repurchase Agreements	—	365,800	—	365,800	4.8
Other Securities	—	249,798	—	249,798	3.3

Total Investments	6,809	8,261,835	41,726	8,310,370	109.8

Other Assets and Liabilities, Net					(9.8)

					100.0

Other Financial Instruments
Futures Contracts	15,903	—	—	15,903	0.2
Options Written	(402)	(1,901)	—	(2,303)	(—	)*
Foreign Currency Exchange Contracts	—	1,981	—	1,981	—	*
Interest Rate Swap Contracts	—	7,363	311	7,674	0.1
Credit Default Swaps	—	(3,569)	—	(3,569)	(—	)*

Total Other Financial Instruments**	15,501	3,874	311	19,686

*	Less than .05% of net assets
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

158	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$5,575	$—
Daily variation margin on futures contracts*	—	—	17,739
Interest rate swap contracts, at market value	—	—	20,913
Credit default swap contracts, at market value	9,976	—	—

Total	$9,976	$5,575	$38,652

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$3,594	$—
Daily variation margin on futures contracts*	—	—	1,836
Interest rate swap contracts, at market value	—	—	6,869
Credit default swap contracts, at market value	26,017	—	—
Options written, at market value	—	—	2,303

Total	$26,017	$3,594	$11,008

The effect of the Fund’s derivative instruments on the Statement of Operations are as follows:

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$35,109
Options Written	—	—	7,319
Credit default swap contracts	(2,717)	—	—
Interest rate swap contracts	—	—	11,681
Foreign currency-related transactions	—	3,151	—

Total	$(2,717)	$3,151	$54,109

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(6,358)
Options Written	—	—	(865)
Credit default swap contracts	10,317	—	—
Interest rate swap contracts	—	—	(2,614)
Foreign currency-related transactions	—	3,434	—

Total	$10,317	$3,434	$(9,837)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Strategic Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,040.90	$1,017.16
Expenses Paid During Period*	$7.79	$7.70

*	Expenses are equal to the Fund’s annualized expense ratio of 1.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,045.20	$1,021.47
Expenses Paid During Period*	$3.40	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.67% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class I	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,046.50	$1,022.66
Expenses Paid During Period*	$2.18	$2.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,046.00	$1,022.12
Expenses Paid During Period*	$2.74	$2.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,046.70	$1,023.01
Expenses Paid During Period*	$1.83	$1.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.36% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Investment Grade Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 77.6%
Asset-Backed Securities - 3.3%
Aames Mortgage Investment Trust (Ê)(Þ) Series 2005-3 Class A1 0.413% due 08/25/35	153	152
Accredited Mortgage Loan Trust (Ê) Series 2004-2 Class A2 0.563% due 07/25/34	122	77
ACE Securities Corp. (Ê) Series 2003-OP1 Class M2 1.763% due 12/25/33	68	57
Series 2005-SD3 Class A 0.663% due 08/25/45	183	171
Series 2006-HE4 Class A2A 0.323% due 10/25/36	83	52
Aegis Asset Backed Securities Trust (Ê) Series 2003-3 Class M2 2.738% due 01/25/34	318	206
Ally Auto Receivables Trust (Þ) Series 2009-A Class A2 1.320% due 03/15/12	300	301
Ameriquest Mortgage Securities, Inc. (Ê) Series 2002-D Class M1 4.013% due 02/25/33	155	64
Series 2004-R10 Class A5 0.653% due 11/25/34	2	2
Series 2005-R10 Class A2B 0.483% due 12/25/35	934	873
Asset Backed Funding Certificates (Ê) Series 2006-HE1 Class A2A 0.323% due 01/25/37	84	82
Asset Backed Securities Corp. Home Equity (Ê) Series 2006-HE2 Class A1A 0.513% due 03/25/36	1,346	226
Avis Budget Rental Car Funding AESOP LLC (Þ) Series 2010-3A Class A 4.640% due 05/20/16	460	465
Bank of America Credit Card Trust (Ê) Series 2007-A12 Class A12 0.454% due 01/15/13	8,200	8,202
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	307
Bear Stearns Asset Backed Securities Trust (Ê) Series 2003-1 Class A1 0.763% due 11/25/42	106	92
Series 2003-SD1 Class A 0.713% due 12/25/33	85	74
Series 2005-2 Class A3 0.663% due 06/25/35	2	2
Series 2006-SD2 Class A2 0.463% due 06/25/36	205	195
Series 2007-HE5 Class 1A1 0.353% due 06/25/47	31	30
Series 2007-HE6 Class 1A1 1.513% due 08/25/37	663	425

	Principal Amount ($) or Shares	Market Value $
BNC Mortgage Loan Trust (Ê) Series 2007-2 Class A2 0.363% due 05/25/37	137	120
Business Loan Express (Ê)(Þ) Series 2003-2A Class A 1.063% due 01/25/32	224	151
Carrington Mortgage Loan Trust (Ê) Series 2005-NC5 Class A2 0.583% due 10/25/35	142	135
Series 2006-NC3 Class A3 0.413% due 08/25/36	2,105	938
Centex Home Equity (Ê) Series 2006-A Class AV4 0.513% due 06/25/36	1,700	972
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2006-SHL Class A1 (Þ) 0.463% due 11/25/45	686	538
Series 2007-AHL Class A3A 0.323% due 07/25/45	200	157
Series 2007-AMC Class A2A 0.323% due 05/25/37	590	536
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.743% due 12/25/31	74	39
Series 2004-AB2 Class M3 (Ê) 0.863% due 05/25/36	310	51
Series 2004-BC1 Class M1 (Ê) 1.013% due 02/25/34	186	169
Series 2005-17 Class 1AF3 5.711% due 05/25/36	2,250	793
Series 2005-4 Class MV1 (Ê) 0.723% due 10/25/35	1,050	1,012
Series 2006-11 Class 1AF4 6.300% due 09/25/46	502	161
Series 2006-3 Class 3A1 (Ê) 0.383% due 06/25/36	227	187
Series 2006-6 Class 2A2 (Ê) 0.443% due 09/25/36	419	338
Series 2006-BC1 Class 1A (Ê) 0.463% due 04/25/36	834	692
Series 2006-BC4 Class 2A2 (Ê) 0.423% due 11/25/36	2,220	1,693
Series 2007-7 Class 2A1 (Ê) 0.343% due 10/25/47	84	80
Countrywide Home Equity Loan Trust (Ê) Series 2005-A Class 2A 0.494% due 04/15/35	167	92
Series 2005-G Class 2A 0.484% due 12/15/35	831	311
Series 2006-E Class 2A 0.394% due 07/15/36	602	298
Series 2007-GW Class A 0.804% due 08/15/37	1,072	847
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	543

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-CB5 Class AV2 (Ê) 0.523% due 08/25/35	106	99
Series 2007-RP1 Class A (Ê)(Þ) 0.573% due 05/25/46	1,012	506
Daimler Chrysler Auto Trust (Ê) Series 2008-B Class A2B 1.181% due 07/08/11	72	72
Series 2008-B Class A3B 1.731% due 09/10/12	400	403
Ellington Loan Acquisition Trust (Ê)(Þ) Series 2007-1 Class A2A1 1.263% due 05/26/37	585	513
Series 2007-1 Class A2C 1.513% due 05/29/37	1,000	492
Series 2007-2 Class A2A 1.163% due 05/25/37	1,004	907
Fannie Mae Grantor Trust (Ê) Series 2003-T4 Class 1A 0.483% due 09/26/33	132	120
Fannie Mae Whole Loan (Ê) Series 2003-W5 Class A 0.483% due 04/25/33	167	144
Series 2003-W9 Class A 0.503% due 06/25/33	259	247
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.303% due 08/25/36	12	4
GMAC Mortgage Corp. Loan Trust (Ê) Series 2006-HE4 Class A1 0.443% due 12/25/36	392	206
GSAA Trust Series 2006-2 Class 2A3 (Ê) 0.533% due 12/25/35	570	458
Series 2006-4 Class 1A2 5.870% due 03/25/36	436	47
GSAMP Trust (Ê) Series 2003-HE2 Class M1 1.238% due 08/25/33	105	65
Series 2004-SEA Class A2B 0.813% due 03/25/34	1,284	1,235
Hertz Vehicle Financing LLC (Þ) Series 2009-2A Class A2 5.290% due 03/25/16	380	402
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.546% due 01/20/34	405	368
Series 2006-2 Class A1 0.406% due 03/20/36	1,109	1,043
Series 2006-4 Class A3V 0.406% due 03/20/36	1,900	1,751
Series 2007-1 Class AS 0.456% due 03/20/36	1,853	1,696
HSI Asset Securitization Corp. Trust (Ê) Series 2006-HE2 Class 2A1 0.313% due 12/25/36	40	31
JPMorgan Mortgage Acquisition Corp. (Ê) Series 2007-CH1 Class AV4 0.393% due 10/25/36	2,575	2,126

	Principal Amount ($) or Shares	Market Value $
Series 2007-CH3 Class A2 0.343% due 03/25/37	232	219
Klio Funding, Ltd. (Ê)(Þ) Series 2004-1A Class A1 0.799% due 04/23/39	3,135	127
Lehman XS Trust (Ê) Series 2005-1 Class 2A1 1.746% due 07/25/35	362	267
Series 2005-1 Class 2A2 1.746% due 07/25/35	95	61
Series 2005-5N Class 1A1 0.563% due 11/25/35	429	297
Series 2005-7N Class 1A1B 0.563% due 12/25/35	336	116
Series 2006-16N Class A1A 0.343% due 11/25/46	62	62
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.543% due 10/25/34	34	29
Mastr Asset Backed Securities Trust (Ê) Series 2003-WMC Class M2 2.738% due 08/25/33	84	48
Morgan Stanley ABS Capital I (Ê) Series 2003-NC8 Class M3 3.413% due 09/25/33	44	10
Series 2005-WMC Class M1 0.733% due 01/25/35	830	812
Series 2006-HE7 Class A2A 0.313% due 09/25/36	31	31
Series 2007-HE2 Class A2B 0.353% due 01/25/37	2,800	1,357
Series 2007-HE6 Class A1 0.323% due 05/25/37	94	81
Morgan Stanley Mortgage Loan Trust (Ê) Series 2006-12X Class A1 0.383% due 10/25/36	12	12
MSDWCC Heloc Trust (Ê) Series 2005-1 Class A 0.453% due 07/25/17	66	34
Nationstar Home Equity Loan Trust (Ê) Series 2007-B Class 2AV1 0.383% due 04/25/37	160	152
Nelnet Student Loan Trust (Ê) Series 2008-4 Class A4 1.796% due 04/25/24	490	517
New Century Home Equity Loan Trust (Ê) Series 2004-4 Class M2 0.793% due 02/25/35	370	251
Newcastle CDO, Ltd. (Þ) Series 2004-4A Class 3FX 5.110% due 03/24/39	1,117	11
Option One Mortgage Loan Trust (Ê) Series 2003-2 Class M2 2.813% due 04/25/33	67	20
Series 2003-3 Class M3 3.263% due 06/25/33	107	39
Series 2003-4 Class M2 2.738% due 07/25/33	99	31

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-4 Class 2A1 0.353% due 04/25/37	565	552
Series 2007-6 Class 2A1 0.323% due 07/25/37	241	231
Origen Manufactured Housing Series 2005-B Class A4 5.910% due 01/15/37	100	97
Series 2006-A Class A1 (Ê) 0.404% due 11/15/18	207	197
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-6 Class A2C 0.423% due 09/25/37	2,390	965
Park Place Securities, Inc. (Ê) Series 2004-MHQ Class M1 0.963% due 12/25/34	1,830	1,764
Series 2004-WWF Class M1 0.893% due 12/25/34	1,804	1,791
Series 2005-WCW Class M1 0.713% due 09/25/35	370	236
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.680% due 01/25/36	248	230
RAAC Series (Ê)(Þ) Series 2006-RP2 Class A 0.513% due 02/25/37	420	276
Renaissance Home Equity Loan Trust Series 2003-3 Class A (Ê) 0.763% due 12/25/33	315	268
Series 2005-1 Class M1 5.357% due 05/25/35	172	81
Series 2005-2 Class AF4 4.934% due 08/25/35	585	484
Series 2006-1 Class AF6 5.746% due 05/25/36	295	170
Residential Asset Mortgage Products, Inc. Series 2003-RS1 Class AI6A 5.980% due 12/25/33	208	190
Series 2003-RS2 Class AII (Ê) 0.943% due 03/25/33	88	56
Series 2003-RS3 Class AII (Ê) 0.983% due 04/25/33	55	35
Residential Asset Securities Corp. Series 2001-KS1 Class AI6 6.349% due 03/25/32	470	384
Series 2001-KS1 Class AII (Ê) 0.733% due 03/25/32	39	36
Series 2001-KS3 Class AII (Ê) 0.723% due 09/25/31	38	28
Series 2003-KS2 Class MI1 4.800% due 04/25/33	273	127
Series 2003-KS2 Class MI3 6.100% due 04/25/33	103	16
Series 2003-KS4 Class AIIB (Ê) 0.843% due 06/25/33	139	72
SACO I, Inc. (Ê) Series 2005-WM3 Class A1 0.783% due 09/25/35	53	15

	Principal Amount ($) or Shares	Market Value $
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 0.803% due 03/25/35	57	40
Security National Mortgage Loan Trust (Ê)(Þ) Series 2006-3A Class A1 0.543% due 01/25/37	236	218
Sierra Receivables Funding Co. (Ê)(Þ) Series 2006-1A Class A2 0.406% due 05/20/18	113	104
SLM Student Loan Trust (Ê) Series 2008-2 Class A1 0.616% due 01/25/15	106	106
Series 2008-6 Class A1 0.716% due 10/27/14	666	667
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	52	55
Soundview Home Equity Loan Trust (Ê) Series 2006-WF2 Class A2C 0.403% due 12/25/36	2,550	2,072
Specialty Underwriting & Residential Finance (Ê) Series 2003-BC1 Class A 0.943% due 01/25/34	25	19
Structured Asset Securities Corp. Series 2002-AL1 Class A3 3.450% due 02/25/32	333	282
Series 2002-HF1 Class A (Ê) 0.553% due 01/25/33	10	9
Series 2006-BC3 Class A2 (Ê) 0.313% due 10/25/36	74	73
Series 2007-BC3 Class 2A2 (Ê) 0.403% due 05/25/47	2,300	1,488
Truman Capital Mortgage Loan Trust (Ê)(Þ) Series 2006-1 Class A 0.523% due 03/25/36	868	552
Wachovia Asset Securitization, Inc. (Ê) Series 2003-HE3 Class A 0.513% due 11/25/33	105	71
Wells Fargo Home Equity Trust (Ê) Series 2007-1 Class A1 0.363% due 03/25/37	17	17

		54,501

Corporate Bonds and Notes - 18.2%
Abbott Laboratories 5.125% due 04/01/19	1,050	1,130
Air 2 US (Å) 8.027% due 10/01/19	517	468
Alcoa, Inc. (Ñ) 6.000% due 07/15/13	30	32
Allstate Life Global Funding Trusts 5.375% due 04/30/13	400	439
Altria Group, Inc. 8.500% due 11/10/13	220	259
9.700% due 11/10/18	1,900	2,389
9.250% due 08/06/19	330	408

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

9.950% due 11/10/38	1,185	1,605
10.200% due 02/06/39	810	1,116
American Airlines Pass Through Trust 2009-1A (Ñ) 10.375% due 07/02/19	993	1,150
American Express Co. 7.000% due 03/19/18	200	229
8.125% due 05/20/19	140	171
6.800% due 09/01/66 (Ñ)	170	167
American Express Credit Corp. 5.875% due 05/02/13	2,400	2,624
5.125% due 08/25/14	710	763
American General Finance Corp. 0.530% due 08/17/11 (Ê)	2,000	1,839
6.900% due 12/15/17	130	109
American International Group, Inc. 5.050% due 10/01/15 (Ñ)	200	189
5.850% due 01/16/18 (Ñ)	80	74
6.250% due 03/15/87	1,800	1,377
Series WI 8.250% due 08/15/18	1,760	1,878
Anadarko Petroleum Corp. 5.950% due 09/15/16	780	866
6.450% due 09/15/36	210	218
6.200% due 03/15/40	545	552
Analog Devices, Inc. 5.000% due 07/01/14	755	802
Anheuser-Busch InBev Worldwide, Inc. 2.500% due 03/26/13 (Þ)	1,970	1,980
5.375% due 01/15/20	4,060	4,245
5.000% due 04/15/20 (Þ)	70	71
Apache Corp. 6.000% due 09/15/13	460	516
6.000% due 01/15/37	200	217
Appalachian Power Co. Series O 5.650% due 08/15/12	175	189
ASIF Global Financing XIX (Þ) 4.900% due 01/17/13	50	51
AT&T, Inc. 5.100% due 09/15/14	240	262
5.800% due 02/15/19 (Ñ)	310	337
6.550% due 02/15/39	100	107
BAE Systems Holdings, Inc. (Þ) 4.950% due 06/01/14	710	749
Baker Hughes, Inc. 7.500% due 11/15/18	510	621
Bank of America Capital Trust XIV (ƒ)(Ñ) 5.630% due 12/31/49	20	15
Bank of America Capital Trust XV (Ê) 1.052% due 06/01/56	1,300	808
Bank of America Corp. 4.500% due 04/01/15 (Ñ)	9,200	9,284
6.500% due 08/01/16	1,195	1,289
6.000% due 09/01/17	655	680
5.750% due 12/01/17	950	971
7.625% due 06/01/19 (Ñ)	750	856

	Principal Amount ($) or Shares	Market Value $
Series MTNL 5.650% due 05/01/18	2,310	2,338
Bank of America NA Series BKNT 0.537% due 06/15/16 (Ê)	1,200	1,085
0.557% due 06/15/17 (Ê)	1,340	1,175
6.100% due 06/15/17	1,500	1,562
6.000% due 10/15/36 (Ñ)	300	280
BankAmerica Capital III (Ê) Series * 0.873% due 01/15/27	700	520
BB&T Corp. 3.850% due 07/27/12	740	773
Bear Stearns Cos. LLC (The) 6.400% due 10/02/17 (Ñ)	1,020	1,128
7.250% due 02/01/18	425	490
BellSouth Corp. 4.750% due 11/15/12	20	21
BellSouth Telecommunications, Inc. 7.000% due 12/01/95	685	723
Berkshire Hathaway, Inc. 3.200% due 02/11/15	660	673
Boeing Capital Corp. 4.700% due 10/27/19	120	123
Boeing Co. (The) 4.875% due 02/15/20	760	794
Boston Properties, LP 5.625% due 11/15/20	755	775
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	168	183
Burlington Northern Santa Fe LLC 6.875% due 12/01/27	90	100
CareFusion Corp. 4.125% due 08/01/12	600	627
Carolina Power & Light Co. 6.500% due 07/15/12	5	5
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	734
Cellco Partnership / Verizon Wireless Capital LLC 2.851% due 05/20/11 (Ê)	1,100	1,129
8.500% due 11/15/18	100	127
CenterPoint Energy Houston Electric LLC Series J2 5.700% due 03/15/13	350	385
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	136
Series B 7.875% due 04/01/13	745	855
Citibank NA 1.875% due 06/04/12 (Ñ)	100	101
Series FXD 1.875% due 05/07/12	600	609
Citicorp (Ñ) 7.250% due 10/15/11	460	491
Citigroup Capital XXI 8.300% due 12/21/57	1,000	1,000
Citigroup Funding, Inc. 1.875% due 10/22/12	700	707
2.250% due 12/10/12 (Ñ)	300	306

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Citigroup, Inc. 2.125% due 04/30/12	1,500	1,530
5.500% due 08/27/12	500	525
5.625% due 08/27/12	300	316
5.300% due 10/17/12	200	210
5.500% due 04/11/13	675	713
5.850% due 07/02/13	100	107
6.500% due 08/19/13	1,455	1,574
5.000% due 09/15/14	1,840	1,863
5.500% due 10/15/14	160	166
6.010% due 01/15/15	380	405
6.000% due 08/15/17	300	311
6.125% due 11/21/17	1,980	2,057
6.125% due 05/15/18	670	695
8.500% due 05/22/19 (Ñ)	2,115	2,497
6.125% due 08/25/36	500	455
6.875% due 03/05/38	1,650	1,733
8.125% due 07/15/39	2,725	3,248
Clorox Co. 5.450% due 10/15/12	445	485
Columbus Southern Power Co. Series C 5.500% due 03/01/13	85	92
Comcast Cable Holdings LLC 9.800% due 02/01/12	715	809
Comcast Corp. 6.500% due 01/15/15	1,050	1,190
6.300% due 11/15/17 (Ñ)	1,125	1,247
5.875% due 02/15/18	880	949
5.150% due 03/01/20 (Ñ)	360	367
6.500% due 11/15/35	350	369
6.550% due 07/01/39 (Ñ)	1,050	1,111
ConocoPhillips 5.900% due 05/15/38	60	64
ConocoPhillips Holding Co.(Ñ) 6.950% due 04/15/29	715	857
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 10/19/23	3,440	3,406
Continental Airlines 2009-1 Class A Pass Through Trust 9.000% due 07/08/16	490	539
Countrywide Financial Corp. Series MTn 5.800% due 06/07/12	450	479
Credit Suisse USA, Inc. (Ñ) 5.500% due 08/15/13	115	126
4.875% due 01/15/15	110	118
CRH America, Inc. 6.950% due 03/15/12	765	831
CVS Caremark Corp. 6.600% due 03/15/19	930	1,061
6.250% due 06/01/27	815	873
CVS Pass-Through Trust 5.789% due 01/10/26 (Þ)	248	250
5.880% due 2028	12	11
6.036% due 2028	1,026	1,031
7.507% due 01/10/32 (Þ)	379	429

	Principal Amount ($) or Shares	Market Value $
Dell, Inc.(Ñ) 5.650% due 04/15/18	475	517
Delta Air Lines, Inc. Series 00A2 (Ñ) 7.570% due 05/18/12	1,240	1,269
Series 071A 6.821% due 02/10/24	1,816	1,857
Series A 7.750% due 12/17/19	1,100	1,202
Delta Air Lines, Inc. Series 01A2 7.111% due 03/18/13	500	522
Devon Energy Corp. 7.950% due 04/15/32	520	669
Dominion Resources, Inc. 5.700% due 09/17/12	455	495
8.875% due 01/15/19	390	501
Dow Chemical Co. (The) 8.550% due 05/15/19	3,250	3,971
DPL, Inc. 6.875% due 09/01/11	495	528
Dr Pepper Snapple Group, Inc. 6.820% due 05/01/18	780	907
DTE Energy Co. 7.050% due 06/01/11	450	475
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	292
6.000% due 01/15/38	325	351
Duke Energy Corp. 6.300% due 02/01/14	225	253
3.950% due 09/15/14	410	426
Duke University (Ñ) 4.200% due 04/01/14	1,300	1,384
5.150% due 04/01/19	1,000	1,073
Eastman Kodak Co. 7.250% due 11/15/13	70	70
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	1,700	1,755
Energy Future Holdings Corp. Series P 5.550% due 11/15/14	150	113
Series Q 6.500% due 11/15/24	90	47
Series R 6.550% due 11/15/34	635	324
Energy Transfer Partners, LP 9.000% due 04/15/19	630	787
Enterprise Products Operating LLC Series L 6.300% due 09/15/17	640	718
Series O 9.750% due 01/31/14	830	1,017
ERAC USA Finance LLC (Þ) 7.000% due 10/15/37	1,425	1,520
Exelon Corp. 4.900% due 06/15/15	865	913
5.625% due 06/15/35	330	318

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Express Scripts, Inc.(Ñ) 5.250% due 06/15/12	375	402
Farmers Exchange Capital (Þ) 7.050% due 07/15/28	735	693
7.200% due 07/15/48	700	624
Farmers Insurance Exchange (Þ) 8.625% due 05/01/24	610	659
FirstEnergy Corp. Series B 6.450% due 11/15/11	67	71
Series C 7.375% due 11/15/31	1,215	1,296
Fortune Brands, Inc. (Ñ) 3.000% due 06/01/12	1,250	1,262
Freeport-McMoRan Copper & Gold, Inc. (Ñ) 8.375% due 04/01/17	1,090	1,222
General Electric Capital Corp. 3.000% due 12/09/11	1,200	1,240
2.125% due 12/21/12	1,370	1,394
2.800% due 01/08/13 (Ñ)	1,545	1,571
5.900% due 05/13/14 (Ñ)	1,040	1,151
5.625% due 05/01/18	580	615
5.875% due 01/14/38	3,995	3,949
6.875% due 01/10/39	1,500	1,667
6.375% due 11/15/67	770	737
Series EMTN (Ê) 0.381% due 03/20/14	800	756
Series GMTN 2.000% due 09/28/12	600	610
2.625% due 12/28/12	2,900	2,987
6.000% due 08/07/19	400	432
Series MTNA (Ê) 0.517% due 09/15/14	830	802
General Electric Co. 5.250% due 12/06/17	505	537
Gerdau Holdings, Inc. Series REGS 7.000% due 01/20/20	1,200	1,255
GlaxoSmithKline Capital, Inc. 5.650% due 05/15/18	1,220	1,352
GMAC, Inc.(Å) 8.000% due 12/31/18	159	158
Goldman Sachs Capital II (ƒ) 5.793% due 12/29/49	960	760
Goldman Sachs Group, Inc. (The) 1.080% due 12/05/11 (Ê)	850	861
6.600% due 01/15/12 (Ñ)	60	64
5.300% due 02/14/12	2,435	2,553
3.625% due 08/01/12	100	102
5.450% due 11/01/12	220	233
4.750% due 07/15/13	350	362
5.250% due 10/15/13	150	157
5.125% due 01/15/15	1,000	1,033
6.150% due 04/01/18	360	373
7.500% due 02/15/19	1,034	1,148
5.375% due 03/15/20	320	311
5.950% due 01/15/27	250	229

	Principal Amount ($) or Shares	Market Value $
6.450% due 05/01/36	125	118
6.750% due 10/01/37	2,850	2,763
Hartford Financial Services Group, Inc. 5.250% due 10/15/11	375	389
5.375% due 03/15/17	460	467
5.500% due 03/30/20	810	805
HCP, Inc. 5.950% due 09/15/11	985	1,033
6.300% due 09/15/16	500	524
6.700% due 01/30/18	1,025	1,071
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	1,754
Hess Corp. 8.125% due 02/15/19	570	709
7.875% due 10/01/29 (Ñ)	110	134
7.300% due 08/15/31	435	507
Historic TW, Inc. 8.050% due 01/15/16	565	671
Humana, Inc. 7.200% due 06/15/18	270	298
ILFC E-Capital Trust II (Þ) 6.250% due 12/21/65	290	219
International Business Machines Corp. 5.700% due 09/14/17	700	788
International Lease Finance Corp. 5.350% due 03/01/12 (Ñ)	200	197
5.300% due 05/01/12 (Ñ)	200	195
5.625% due 09/20/13	400	371
Jersey Central Power & Light Co. 5.625% due 05/01/16	260	282
JPMorgan Chase & Co. 5.375% due 10/01/12	1,220	1,327
5.375% due 01/15/14 (Ñ)	475	516
5.125% due 09/15/14	1,085	1,160
3.700% due 01/20/15 (Ñ)	1,340	1,367
5.150% due 10/01/15 (Ñ)	520	556
6.000% due 01/15/18	425	458
6.400% due 05/15/38	442	491
JPMorgan Chase Bank NA Series AI (Þ) 5.875% due 06/13/16	85	92
Series BKNT 6.000% due 10/01/17	1,000	1,073
JPMorgan Chase Capital XIII (Ê) Series M 1.239% due 09/30/34	625	489
JPMorgan Chase Capital XV 5.875% due 03/15/35	550	498
JPMorgan Chase Capital XX Series T 6.550% due 09/29/36	200	191
JPMorgan Chase Capital XXIII (Ê)(Ñ) 1.436% due 05/15/77	3,495	2,714
JPMorgan Chase Capital XXVII Series AA 7.000% due 11/01/39	930	956
KCP&L Greater Missouri Operations Co. 11.875% due 07/01/12	1,085	1,274

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kellogg Co. 5.125% due 12/03/12	810	885
Kerr-McGee Corp. 6.950% due 07/01/24	290	328
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	185	202
5.000% due 12/15/13	115	124
6.000% due 02/01/17	60	66
6.950% due 01/15/38 (Ñ)	1,155	1,289
Kraft Foods, Inc. 6.125% due 02/01/18	900	994
5.375% due 02/10/20	1,660	1,722
6.500% due 02/09/40	2,630	2,830
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	1,450	—
Lehman Brothers Holdings, Inc. (Ø) 5.250% due 02/06/12	140	31
6.200% due 09/26/14	150	33
6.500% due 07/19/17	390	—
6.750% due 12/28/17	990	1
6.875% due 05/02/18	200	44
Lincoln National Corp. (Ñ) 6.250% due 02/15/20	830	887
Lorillard Tobacco Co. (Ñ) 8.125% due 06/23/19	1,245	1,405
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	168
MBNA Capital B (Ê) Series B 1.144% due 02/01/27	680	494
MBNA Corp. 6.125% due 03/01/13	445	480
Mead Johnson Nutrition Co. (Þ) 4.900% due 11/01/19	50	50
Medtronic, Inc. 4.450% due 03/15/20	420	427
Merrill Lynch & Co., Inc. 0.516% due 07/25/11 (Ê)	700	696
6.050% due 08/15/12	200	215
5.450% due 02/05/13	3,505	3,728
6.400% due 08/28/17	690	724
6.220% due 09/15/26	815	786
6.110% due 01/29/37	1,095	1,013
MetLife, Inc. 6.125% due 12/01/11	180	192
6.750% due 06/01/16	650	739
6.400% due 12/15/36	1,010	954
Series A 6.817% due 08/15/18	675	760
Metropolitan Life Global Funding I (Þ) 5.125% due 06/10/14	300	325
MidAmerican Energy Co. 5.800% due 10/15/36	300	309
Morgan Stanley 3.250% due 12/01/11	520	539
5.625% due 01/09/12 (Ñ)	510	538

	Principal Amount ($) or Shares	Market Value $
4.750% due 04/01/14	250	255
6.000% due 05/13/14	680	731
0.754% due 10/18/16 (Ê)	1,235	1,138
5.450% due 01/09/17	600	609
6.250% due 08/28/17	300	311
6.625% due 04/01/18	2,825	2,995
5.625% due 09/23/19	2,575	2,540
Series GMTN (Ê) 0.595% due 01/09/14	1,100	1,055
National City Bank (Ê) Series BKNT 0.622% due 06/07/17	1,400	1,249
National Semiconductor Corp. (Ñ) 6.600% due 06/15/17	40	44
Nationsbank Capital Trust III (Ê) 0.853% due 01/15/27	500	364
NBC Universal, Inc. (Å) 3.650% due 04/30/15	1,830	1,847
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	500	659
News America Holdings, Inc. 7.900% due 12/01/95	295	344
8.250% due 10/17/96	65	73
News America, Inc. 6.200% due 12/15/34	35	36
6.150% due 03/01/37	590	604
6.650% due 11/15/37	20	22
NGPL PipeCo LLC (Þ) 6.514% due 12/15/12	2,010	2,209
Nisource Finance Corp. 6.400% due 03/15/18	250	273
Northern States Power Co. (Ñ) Series B 8.000% due 08/28/12	400	458
Occidental Petroleum Corp. 7.000% due 11/01/13	800	932
Ohio National Financial Services, Inc. (Å) 6.375% due 04/30/20	5,000	5,132
Ohio Power Co. Series F 5.500% due 02/15/13	45	49
Oncor Electric Delivery Co. LLC 5.950% due 09/01/13	1,080	1,186
6.800% due 09/01/18 (Ñ)	1,350	1,552
Oracle Corp. 5.750% due 04/15/18	1,250	1,397
Pacific Gas & Electric Co. 8.250% due 10/15/18	170	211
6.050% due 03/01/34	270	287
5.800% due 03/01/37	110	113
6.350% due 02/15/38	90	100
Panhandle Eastern Pipeline Co., LP 8.125% due 06/01/19	1,000	1,185
Pemex Project Funding Master Trust Series WI 6.625% due 06/15/35	430	426
PepsiCo, Inc. (Ñ) 7.900% due 11/01/18	470	593

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Pfizer, Inc. 6.200% due 03/15/19	710	810
Philip Morris International, Inc. 5.650% due 05/16/18	300	328
Principal Life Income Funding Trusts 5.300% due 04/24/13	300	322
Progress Energy, Inc. 7.750% due 03/01/31	130	159
6.000% due 12/01/39	970	996
Prudential Financial, Inc. 3.875% due 01/14/15	535	543
Prudential Holdings LLC (Þ) 8.695% due 12/18/23	1,175	1,378
Public Service Co. of New Mexico 7.950% due 05/15/18	675	720
Public Service Electric & Gas Co. (Ñ) 5.300% due 05/01/18	800	853
Qwest Corp. 7.875% due 09/01/11	840	891
Reed Elsevier Capital, Inc. 8.625% due 01/15/19	450	571
Republic Services, Inc. (Þ) 6.200% due 03/01/40	340	348
Reynolds American, Inc. 7.625% due 06/01/16 (Ñ)	220	247
Series * 7.250% due 06/01/12	40	44
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	280	314
Rockies Express Pipeline LLC (Þ) 5.625% due 04/15/20	865	865
Simon Property Group, LP 5.300% due 05/30/13	1,075	1,153
4.200% due 02/01/15 (Ñ)	165	168
6.100% due 05/01/16	295	318
5.250% due 12/01/16	330	342
SLM Corp. 8.450% due 06/15/18	1,000	999
Series MTNA 5.375% due 05/15/14	1,590	1,523
Southern Copper Corp. 5.375% due 04/16/20	375	381
Southern Natural Gas Co. (Þ) 5.900% due 04/01/17	30	32
Southwest Airlines Co. 2007-1 Pass Through Trust Series 07-1 6.150% due 08/01/22	154	157
Southwestern Electric Power Co. (Ñ) 6.450% due 01/15/19	770	857
State Street Capital Trust IV (Ê) 1.257% due 06/01/67	100	77
SunTrust Capital VIII 6.100% due 12/01/66	630	530
SunTrust Preferred Capital I (ƒ) 5.853% due 12/31/49	156	122

	Principal Amount ($) or Shares	Market Value $
Teachers Insurance & Annuity Association of America (Þ) 6.850% due 12/16/39	310	350
Tennessee Gas Pipeline Co. 8.000% due 02/01/16	505	578
Texas-New Mexico Power Co. (Þ) 9.500% due 04/01/19	800	990
Time Warner Cable, Inc. 6.750% due 07/01/18	2,125	2,409
8.750% due 02/14/19	740	927
8.250% due 04/01/19	400	489
6.750% due 06/15/39 (Ñ)	190	205
Series WI 5.850% due 05/01/17	1,225	1,328
Time Warner Entertainment Co., LP (Ñ) Series * 8.375% due 07/15/33	105	130
Time Warner, Inc. 6.875% due 05/01/12	345	380
4.875% due 03/15/20	1,050	1,041
Travelers Cos., Inc. (The) 6.250% due 03/15/37	620	610
6.250% due 06/15/37	500	543
Union Electric Co. 6.400% due 06/15/17	545	605
United Parcel Service, Inc. 4.500% due 01/15/13	600	643
United Technologies Corp. 4.500% due 04/15/20	530	544
5.400% due 05/01/35 (Ñ)	70	70
UnitedHealth Group, Inc. 6.000% due 06/15/17	4	4
6.000% due 02/15/18	550	596
Series WI 6.500% due 06/15/37	120	127
USB Capital IX (ƒ) 6.189% due 10/29/49	200	174
Valero Energy Corp. 9.375% due 03/15/19 (Ñ)	925	1,135
6.625% due 06/15/37	1,225	1,232
Verizon Communications, Inc. 5.500% due 02/15/18	430	461
6.100% due 04/15/18	680	752
6.350% due 04/01/19 (Ñ)	895	1,005
6.400% due 02/15/38	810	867
8.950% due 03/01/39 (Ñ)	280	386
Verizon Global Funding Corp. 7.375% due 09/01/12	275	311
Verizon New Jersey, Inc. Series A 5.875% due 01/17/12	1,315	1,401
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	290	251
Wachovia Corp. 5.500% due 05/01/13	750	816
5.700% due 08/01/13	725	793
5.250% due 08/01/14	460	488

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.625% due 10/15/16	400	427
Wal-Mart Stores, Inc. 5.800% due 02/15/18	410	467
6.200% due 04/15/38	90	99
Washington Mutual, Inc. (Ø)(Ñ) 5.000% due 03/22/12	425	438
Waste Management, Inc. 6.375% due 11/15/12	555	615
WEA Finance LLC (Þ) 7.125% due 04/15/18	2,400	2,712
WEA Finance LLC / WT Finance Aust Pty, Ltd. (Þ) 7.500% due 06/02/14	1,070	1,219
6.750% due 09/02/19	120	134
WellPoint, Inc. 5.875% due 06/15/17	30	33
7.000% due 02/15/19	440	507
Wells Fargo & Co. 3.625% due 04/15/15	1,490	1,513
Series K (ƒ) 7.980% due 03/29/49	900	949
Wells Fargo Capital X 5.950% due 12/15/36	200	184
Wells Fargo Capital XV (ƒ) 9.750% due 12/31/49	960	1,075
Williams Cos., Inc. (The) 7.875% due 09/01/21	241	288
7.750% due 06/15/31	1,150	1,324
Series A 7.500% due 01/15/31	315	355
Williams Partners, LP (þ) 5.250% due 03/15/20	760	782
Wyeth 5.950% due 04/01/37	350	377
Xerox Corp. 5.500% due 05/15/12 (Ñ)	870	928
6.750% due 12/15/39	1,010	1,094
XTO Energy, Inc. 7.500% due 04/15/12	130	145
5.500% due 06/15/18 (Ñ)	750	824
6.500% due 12/15/18 (Ñ)	590	693
ZFS Finance USA Trust II (Þ) 6.450% due 12/15/65	2,375	2,292

		298,635

International Debt - 4.1%
America Movil SAB de CV 5.625% due 11/15/17	180	192
5.000% due 10/16/19 (Þ)	430	433
5.000% due 03/30/20 (Þ)	610	613
Anadarko Finance Co. Series B 7.500% due 05/01/31	475	547
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	1,600	1,764
ArcelorMittal 5.375% due 06/01/13	1,375	1,473

	Principal Amount ($) or Shares	Market Value $
AstraZeneca PLC 5.900% due 09/15/17	300	340
Banco Santander Chile (Ê)(Å) 1.557% due 04/20/12	900	899
Bank of China Hong Kong, Ltd. (Þ) 5.500% due 02/11/20	100	100
Bank of Scotland PLC (Þ) 5.250% due 02/21/17	230	236
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Þ) 3.850% due 01/22/15	300	311
Banque Centrale de Tunisie SA 8.250% due 09/19/27	550	674
Barclays Bank PLC 5.200% due 07/10/14	280	300
6.050% due 12/04/17 (Þ)	140	146
6.750% due 05/22/19	880	988
5.125% due 01/08/20	230	230
Barrick Gold Corp. 6.950% due 04/01/19	510	597
BHP Billiton Finance USA, Ltd. 6.500% due 04/01/19	890	1,031
BNP Paribas (ƒ)(Þ) 5.186% due 06/29/49	1,900	1,748
BP Capital Markets PLC 5.250% due 11/07/13	650	718
3.875% due 03/10/15	650	681
Commonwealth Bank of Australia (Þ) 3.750% due 10/15/14	250	255
5.000% due 10/15/19 (Ñ)	110	112
Corp. Nacional del Cobre de Chile (Þ) 7.500% due 01/15/19	400	479
6.150% due 10/24/36	100	105
Credit Agricole SA (ƒ)(Þ) 8.375% due 10/29/49	560	585
Credit Suisse AG 5.400% due 01/14/20	820	835
Credit Suisse Guernsey, Ltd. (ƒ) 5.860% due 05/29/49 (Ñ)	520	491
Series 1 (Ê) 1.126% due 05/29/49	725	569
Credit Suisse NY 5.000% due 05/15/13	1,000	1,076
5.500% due 05/01/14	500	548
6.000% due 02/15/18	500	534
5.300% due 08/13/19	60	63
Danske Bank A/S (Þ) 2.500% due 05/10/12	300	306
Depfa ACS Bank (Å) 5.125% due 03/16/37	400	303
Deutsche Bank AG 5.375% due 10/12/12	350	378
6.000% due 09/01/17 (Ñ)	1,000	1,106
Deutsche Telekom International Finance BV 5.750% due 03/23/16	540	589
Dexia Credit Local (Ê) 0.928% due 09/23/11 (Þ)	500	503
0.808% due 04/29/14 (Å)	1,700	1,698

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Diageo Capital PLC 7.375% due 01/15/14	980	1,144
Electricite De France (Þ) 5.500% due 01/26/14 (Ñ)	400	443
6.500% due 01/26/19	400	454
6.950% due 01/26/39	400	472
European Investment Bank(Ñ) 2.375% due 03/14/14	825	830
Export-Import Bank of China (Þ) 4.875% due 07/21/15	200	214
Gaz Capital SA for Gazprom 7.343% due 04/11/13 (Þ)	100	107
6.212% due 11/22/16 (Þ)	100	101
8.146% due 04/11/18 (Þ)	500	556
Series REGS 8.146% due 04/11/18	1,600	1,792
General Electric Capital Corp. (Þ) 5.500% due 09/15/67	300	357
General Motors Corp. 8.375% due 07/05/33	160	79
Gerdau Holdings, Inc. (Þ) 7.000% due 01/20/20	600	628
Glitnir Banki HF (Ø)(Å) 6.330% due 07/28/11	270	84
6.375% due 09/25/12	390	122
6.693% due 06/15/16	700	1
HBOS Capital Funding, LP (ƒ)(Þ) 6.071% due 06/29/49	110	89
HBOS PLC (Þ) 6.750% due 05/21/18	2,425	2,322
HSBC Holdings PLC 6.500% due 05/02/36 (Ñ)	500	531
6.500% due 09/15/37	500	530
Ingersoll-Rand Global Holding Co., Ltd. (Ñ) 9.500% due 04/15/14	565	693
Itau Unibanco Holding SA (Å) 6.200% due 04/15/20	1,800	1,811
Kaupthing Bank Hf (Ø)(Å) 5.750% due 10/04/11	100	28
7.625% due 02/28/15	1,210	339
7.125% due 05/19/16	1,480	—
Korea Electric Power Corp. (Þ) 5.125% due 04/23/34	155	165
LBG Capital No. 1 PLC (Å) 8.500% due 12/29/49	200	172
Lloyds TSB Bank PLC (Þ) 4.375% due 01/12/15	400	397
5.800% due 01/13/20	860	852
Mexico Government International Bond Series MTNA 6.750% due 09/27/34	333	361
MUFG Capital Finance 1, Ltd. (ƒ) 6.346% due 07/29/49	200	199
MUFG Capital Finance 5 . (ƒ) 6.299% due 12/31/49	1,000	1,385
National Australia Bank, Ltd. (Ñ)(Þ) 5.350% due 06/12/13	600	653

	Principal Amount ($) or Shares	Market Value $
Nomura Holdings, Inc. 6.700% due 03/04/20	675	723
Nordea Bank AB (Þ) 3.700% due 11/13/14	360	368
4.875% due 01/27/20	240	239
Petrobras International Finance Co. 6.125% due 10/06/16 (Ñ)	150	162
5.750% due 01/20/20	142	144
Petroleos Mexicanos (Þ) 6.000% due 03/05/20	400	411
Petroleum Export, Ltd. (Þ) 5.265% due 06/15/11	79	78
Rabobank Nederland NV (ƒ)(Þ) 11.000% due 06/29/49	305	392
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	300	310
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	255
Series REGS 5.832% due 09/30/16	1,300	1,393
Resona Bank, Ltd. (ƒ)(Þ) 5.850% due 09/29/49	100	99
Resona Preferred Global Securities Cayman, Ltd. (ƒ)(Þ) 7.191% due 12/29/49	405	401
Rio Tinto Finance USA, Ltd. 6.500% due 07/15/18 (Ñ)	630	715
9.000% due 05/01/19	730	940
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	570	585
Series 1 (ƒ) 9.118% due 03/31/49	200	181
Series U (ƒ) 7.640% due 03/29/49	100	65
Royal Bank of Scotland PLC (The) 4.875% due 03/16/15	1,170	1,200
RSHB Capital SA for OJSC Russian Agricultural Bank (Þ) 6.299% due 05/15/17	110	114
Russia Government International Bond Series REGS 7.500% due 03/31/30	44	51
Santander Perpetual SA Unipersonal (Þ) 3.724% due 01/20/15	400	398
Shell International Finance BV 4.375% due 03/25/20	730	738
Shinsei Finance Cayman, Ltd. (ƒ)(Ñ)(Þ) 6.418% due 01/29/49	630	494
Siemens Financieringsmaatschappij NV (Þ) 5.500% due 02/16/12	1,400	1,500
SLM Corp. 3.125% due 09/17/12	400	505
Societe Financement de l’Economie Francaise (Þ) 2.375% due 03/26/12	300	306

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.504% due 07/16/12 (Ê)	1,000	1,003
Systems 2001 AT LLC (Þ) 7.156% due 12/15/11	134	141
Telecom Italia Capital SA 6.200% due 07/18/11	290	304
5.250% due 10/01/15	690	711
6.999% due 06/04/18	470	509
Telefonica Emisiones SAU 2.582% due 04/26/13	1,105	1,108
5.134% due 04/27/20	580	581
Temasek Financial I, Ltd. (Þ) 4.300% due 10/25/19	300	301
TNK-BP Finance SA Series 144a (Þ) 7.500% due 07/18/16	340	364
Series REGS 7.875% due 03/13/18	1,600	1,760
TransCapitalInvest, Ltd. for OJSC AK Transneft 8.700% due 08/07/18 (Þ)	200	241
Series REGS 8.700% due 08/07/18	200	238
Transocean, Inc. 5.250% due 03/15/13	280	303
Tyco International Finance SA 6.375% due 10/15/11	465	498
6.000% due 11/15/13	835	932
UBS AG 1.352% due 02/23/12 (Ê)	500	503
Series DPNT 3.875% due 01/15/15	770	777
Vale Overseas, Ltd. 6.250% due 01/23/17	100	110
6.875% due 11/21/36	497	522
Vodafone Group PLC 4.150% due 06/10/14	295	308

		66,448

Mortgage-Backed Securities - 33.7%
Adjustable Rate Mortgage Trust (Ê) Series 2005-3 Class 8A2 0.503% due 07/25/35	147	129
American Home Mortgage Investment Trust (Ê) Series 2004-4 Class 4A 2.387% due 02/25/45	156	142
Series 2005-4 Class 1A1 0.553% due 11/25/45	629	405
Banc of America Alternative Loan Trust Series 2003-2 Class CB2 (Ê) 0.763% due 04/25/33	83	73
Series 2003-10 Class 2A2 (Ê) 0.713% due 12/25/33	242	216
Series 2006-5 Class CB17 6.000% due 06/25/46	642	463

	Principal Amount ($) or Shares	Market Value $
Banc of America Commercial Mortgage, Inc. Series 2005-2 Class A4 4.783% due 07/10/43	1,079	1,126
Series 2005-3 Class A2 4.501% due 07/10/43	349	352
Series 2006-1 Class A4 5.372% due 09/10/45	910	935
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,356
Series 2006-6 Class A4 5.356% due 10/10/45	600	598
Series 2007-2 Class AAB 5.639% due 04/10/49	990	1,009
Series 2007-3 Class A3 5.837% due 06/10/49	200	210
Series 2007-5 Class A3 5.620% due 02/10/51	20	21
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	738	666
Series 2005-D Class A1 (Ê) 2.990% due 05/25/35	285	280
Series 2006-A Class 3A2 5.749% due 02/20/36	313	201
Series 2007-E Class 4A1 (Ê) 5.710% due 07/20/47	778	545
Banc of America Mortgage Securities, Inc. Series 2003-9 Class 1A12 (Ê) 0.713% due 12/25/33	191	186
Series 2004-1 Class 5A1 6.500% due 09/25/33	29	29
Series 2004-2 Class 5A1 6.500% due 10/25/31	39	38
Series 2004-11 Class 2A1 5.750% due 01/25/35	540	544
Series 2005-H Class 2A5 (Ê) 4.786% due 09/25/35	575	507
Series 2005-L Class 3A1 (Ê) 5.386% due 01/25/36	376	349
Series 2006-2 Class A15 6.000% due 07/25/46	481	440
Series 2006-B Class 1A1 (Ê) 4.262% due 10/20/46	176	129
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.653% due 02/25/33	14	14
Series 2004-1 Class 23A1 (Ê) 5.456% due 04/25/34	173	164
Series 2004-8 Class 2A1 3.482% due 11/25/34	503	450
Series 2004-9 Class 22A1 (Ê) 4.136% due 11/25/34	135	128
Series 2004-10 Class 22A1 4.976% due 01/25/35	161	159
Series 2005-2 Class A1 (Ê) 2.760% due 03/25/35	2,125	1,988

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-12 Class 13A1 5.253% due 02/25/36	125	107
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.952% due 05/25/35	386	290
Series 2005-7 Class 22A1 5.119% due 09/25/35	256	198
Bear Stearns Commercial Mortgage Securities Series 2007-PW1 Class A4 5.331% due 02/11/44	1,250	1,235
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.578% due 01/26/36	411	265
Series 2007-R6 Class 2A1 5.621% due 12/26/46	214	141
Chase Mortgage Finance Corp. Series 2003-S8 Class A1 4.500% due 09/25/18	296	297
Series 2005-A1 Class 2A2 (Ê) 5.233% due 12/25/35	787	741
Series 2006-A1 Class 1A1 (Ê) 6.011% due 09/25/36	228	221
Series 2006-S4 Class A3 6.000% due 12/25/36	552	541
Series 2006-S4 Class A4 6.000% due 12/25/36	159	152
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB Class A2 (Ê) 3.339% due 02/25/34	23	22
Series 2005-3 Class 2A2B 4.477% due 08/25/35	499	199
Series 2005-11 Class A2A (Ê) 4.700% due 12/25/35	274	252
Series 2005-11 Class A3 (Ê) 4.900% due 12/25/35	413	353
Series 2007-AR8 Class 2A1A 5.853% due 07/25/37	474	374
Series 2010-3 Class 4A1 (Ê)(Å) 4.625% due 02/25/36	864	854
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.223% due 07/15/44	765	799
Series 2006-CD3 Class A5 5.617% due 10/15/48	685	705
Citimortgage Alternative Loan Trust Series 2006-A3 Class 1A5 6.000% due 07/25/36	346	255
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.019% due 12/10/49	3,610	3,652
Series 2008-LS1 Class AJ 6.019% due 10/10/17	275	144
Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4 (Ê) 0.663% due 03/25/34	245	231

	Principal Amount ($) or Shares	Market Value $
Series 2005-J8 Class 1A3 5.500% due 07/25/35	623	513
Series 2005-J12 Class 2A1 (Ê) 0.533% due 08/25/35	412	250
Series 2005-J13 Class 2A3 5.500% due 11/25/35	239	188
Series 2006-9T1 Class A7 6.000% due 05/25/36	268	181
Series 2006-J2 Class A3 6.000% due 04/25/36	417	325
Series 2007-J2 Class 2A1 6.000% due 07/25/37	599	460
Series 2007-OA6 Class A1B (Ê) 0.463% due 06/25/37	585	326
Series 2007-OA7 Class A1A (Ê) 0.443% due 05/25/47	569	321
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-16 Class 1A1 (Ê) 0.663% due 09/25/34	218	133
Series 2004-22 Class A3 3.511% due 11/25/34	332	301
Series 2004-HYB Class 1A1 3.379% due 02/20/35	717	653
Series 2004-R2 Class 1AF1 (Ê)(Þ) 0.683% due 11/25/34	31	25
Series 2005-3 Class 1A2 (Ê) 0.553% due 04/25/35	124	76
Series 2005-HYB Class 3A2A (Ê) 5.250% due 02/20/36	108	85
Series 2005-R1 Class 1AF1 (Ê)(Þ) 0.623% due 03/25/35	37	30
Series 2005-R3 Class AF (Ê)(Þ) 0.663% due 09/25/35	683	549
Series 2006-HYB Class 2A1A 5.618% due 05/20/36	551	410
Series 2006-OA4 Class A1 (Ê) 1.423% due 04/25/46	334	166
Series 2007-18 Class 2A1 6.500% due 11/25/37	473	412
Series 2007-HY1 Class 1A2 5.601% due 04/25/37	260	52
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class A3 4.321% due 01/15/37	121	124
Series 2005-9 Class 2A1 5.500% due 10/25/35	976	852
Series 2005-C4 Class A3 5.120% due 08/15/38	5,050	5,198
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1 5.250% due 03/15/39	479	487
Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,328
Series 2006-C5 Class A3 5.311% due 12/15/39	750	741
Series 2006-TFL Class A1 (Ê)(Þ) 0.374% due 04/15/21	174	165

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,364
Series 2007-C3 Class A4 5.912% due 06/15/39	2,400	2,292
Series 2007-C5 Class A3 5.694% due 09/15/40	545	549
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,142
Series 2008-C1 Class A3 6.422% due 02/15/41	1,570	1,533
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 6.015% due 05/15/46	820	799
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 4.865% due 08/25/35	1,060	571
Deutsche Mortgage Securities, Inc. (Þ) Series 2005-WF1 Class 1A3 5.175% due 06/26/35	920	781
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B (Ê) 2.702% due 07/19/44	114	55
Series 2005-AR6 Class 2A1A (Ê) 0.546% due 10/19/45	574	350
Fannie Mae 5.190% due 2012	715	761
7.000% due 2012	1	2
5.500% due 2013	22	23
6.500% due 2013	23	24
6.500% due 2015	9	9
7.000% due 2015	6	7
6.000% due 2016	73	79
6.500% due 2016	62	67
9.000% due 2016	—	—
5.500% due 2017	119	129
6.000% due 2017	790	851
6.500% due 2017	151	163
7.500% due 2017	—	1
8.500% due 2017	2	2
4.500% due 2018	921	973
5.000% due 2018	843	900
5.500% due 2018	897	965
6.500% due 2018	187	204
5.000% due 2019	1,237	1,319
6.500% due 2019	87	96
4.000% due 2020	580	603
4.500% due 2020	429	453
5.000% due 2020	579	618
6.500% due 2020	40	44
4.000% due 2021	267	278
5.500% due 2021	11	12
6.000% due 2021	144	156
4.500% due 2022	366	382
5.000% due 2022	588	623

	Principal Amount ($) or Shares	Market Value $
5.500% due 2022	940	1,006
5.000% due 2023	337	357
4.500% due 2024	743	773
5.000% due 2024	265	280
5.500% due 2024	609	652
8.000% due 2024	71	82
8.500% due 2024	16	18
9.000% due 2024	3	4
4.000% due 2025	552	562
4.500% due 2025	6,194	6,446
7.000% due 2025	12	13
8.000% due 2025	1	1
8.500% due 2025	23	26
6.000% due 2026	232	249
7.000% due 2026	20	23
9.000% due 2026	4	5
7.000% due 2027	7	8
9.000% due 2027	1	1
6.500% due 2028	313	343
6.500% due 2029	900	992
7.000% due 2029	82	91
6.500% due 2030	5	5
8.000% due 2030	95	109
6.500% due 2031	99	110
8.000% due 2031	73	85
5.500% due 2032	39	42
6.000% due 2032	151	164
6.500% due 2032	1,134	1,250
7.000% due 2032	254	281
8.000% due 2032	3	5
2.745% due 2033 (Ê)	126	132
2.818% due 2033 (Ê)	280	290
4.500% due 2033	5,107	5,226
5.000% due 2033	3,008	3,139
5.500% due 2033	6,216	6,597
6.000% due 2033	187	203
6.500% due 2033	561	617
4.500% due 2034	91	93
5.000% due 2034	469	489
5.500% due 2034	5,717	6,065
6.000% due 2034	2,384	2,577
6.500% due 2034	613	673
2.410% due 2035 (Ê)	498	512
2.413% due 2035 (Ê)	228	234
2.418% due 2035 (Ê)	229	236
2.428% due 2035 (Ê)	341	350
2.431% due 2035 (Ê)	185	191
2.440% due 2035 (Ê)	216	223
2.445% due 2035 (Ê)	189	195
2.446% due 2035 (Ê)	1,400	1,442
3.093% due 2035 (Ê)	227	234
3.614% due 2035 (Ê)	367	380
4.500% due 2035	388	395
5.000% due 2035	5,168	5,380
5.500% due 2035	3,257	3,454
6.000% due 2035	3,992	4,304
5.000% due 2036	829	864

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2036	8,306	8,770
6.000% due 2036	2,516	2,680
6.500% due 2036	1,998	2,166
7.000% due 2036	86	95
5.500% due 2037	1,835	1,940
5.503% due 2037 (Ê)	533	561
5.850% due 2037 (Ê)	90	95
6.000% due 2037	5,033	5,361
6.500% due 2037	3,796	4,095
5.500% due 2038	1,296	1,370
6.000% due 2038	5,979	6,368
4.500% due 2039	1,441	1,454
4.500% due 2040	2,142	2,163
1.621% due 2044 (Ê)	118	116
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	657	139
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	1,505	162
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	1,665	177
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	1,930	351
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	471	79
15 Year TBA (Ï) 4.000%	4,990	5,075
4.500%	3,830	3,980
5.500%	4,970	5,311
30 Year TBA (Ï) 4.000%	1,400	1,369
4.500%	27,320	27,542
5.000%	2,035	2,148
5.000%	18,570	19,187
5.500%	36,125	38,016
6.000%	4,610	4,922
6.500%	6,205	6,705
Fannie Mae Grantor Trust (Ê) Series 2002-T5 Class A1 0.503% due 05/25/32	460	428
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	154	170
Series 1999-56 Class Z 7.000% due 12/18/29	263	293
Series 2003-21 Class M 5.000% due 02/25/17	10	11
Series 2003-32 Class FH (Ê) 0.663% due 11/25/22	127	126
Series 2003-35 Class FY (Ê) 0.663% due 05/25/18	713	708
Series 2003-37 Class HY 5.000% due 12/25/16	199	204

	Principal Amount ($) or Shares	Market Value $
Series 2003-78 Class FI (Ê) 0.663% due 01/25/33	278	278
Series 2004-21 Class FL (Ê) 0.613% due 11/25/32	167	167
Series 2005-65 Class FP (Ê) 0.513% due 08/25/35	38	38
Series 2006-48 Class LG Principal Only STRIP Zero coupon due 06/25/36	123	107
Series 2006-5 Class 3A2 (Ê) 2.891% due 05/25/35	54	55
Series 2007-30 Class AF (Ê) 0.573% due 04/25/37	515	510
Series 2007-73 Class A1 (Ê) 0.323% due 07/25/37	590	538
Series 2009-70 Class PS (Ê) 6.488% due 01/25/37	10,480	1,556
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.500% due 12/25/42	46	50
Series 2004-W2 Class 5AF (Ê) 0.613% due 03/25/44	306	289
FDIC Structured Sale Guaranteed Notes (Ê)(Þ) Series 2010-S1 Class 1A 0.823% due 02/25/48	961	964
Federal Home Loan Mortgage Corp. Structured Pass Through Securities (Ê) Series 2005-63 Class 1A1 1.663% due 02/25/45	49	50
FHA Project Citi 68 NP 7.430% due 06/27/21	66	66
First Horizon Alternative Mortgage Securities Series 2004-AA3 Class A1 (Ê) 2.334% due 09/25/34	231	204
Series 2006-AA7 Class A1 (Ê) 6.452% due 01/25/37	1,891	1,011
Series 2006-FA3 Class A6 6.000% due 07/25/36	281	231
First Horizon Asset Securities, Inc. (Ê) Series 2005-AR5 Class 3A1 5.558% due 10/25/35	145	135
Freddie Mac 8.000% due 2012	1	1
6.000% due 2013	8	8
7.000% due 2014	7	8
12.000% due 2014	1	1
6.000% due 2016	170	183
9.000% due 2016	50	56
6.000% due 2017	267	288
8.000% due 2017	10	11
4.500% due 2018	911	961
5.000% due 2018	243	259
4.500% due 2019	265	279

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.000% due 2019	425	454
5.500% due 2019	545	588
5.500% due 2020	1,393	1,501
6.000% due 2022	21	23
9.000% due 2024	5	6
6.500% due 2025	8	9
8.000% due 2025	9	11
9.000% due 2025	7	8
9.000% due 2026	1	1
3.278% due 2027 (Ê)	17	18
6.500% due 2027	—	1
8.500% due 2027	40	46
6.500% due 2028	129	142
6.500% due 2029	188	207
3.331% due 2030 (Ê)	7	7
6.500% due 2031	273	300
5.500% due 2032	1,776	1,887
6.000% due 2032	34	37
6.500% due 2032	375	412
7.000% due 2032	286	321
7.500% due 2032	34	39
5.000% due 2033	607	634
5.500% due 2033	1,972	2,096
6.000% due 2033	7	8
6.500% due 2033	127	140
2.873% due 2034 (Ê)	116	119
4.500% due 2034	287	292
5.000% due 2034	2,608	2,726
5.500% due 2034	1,436	1,524
6.000% due 2034	148	161
6.500% due 2034	129	142
5.000% due 2035	1,423	1,480
5.500% due 2035	435	461
6.000% due 2035	356	387
5.500% due 2036	2,423	2,565
5.810% due 2036 (Ê)	207	219
5.892% due 2036 (Ê)	439	462
5.970% due 2036 (Ê)	252	268
6.000% due 2036	556	600
6.163% due 2036 (Ê)	339	359
5.000% due 2037	333	345
5.337% due 2037 (Ê)	685	724
5.452% due 2037 (Ê)	238	252
5.609% due 2037 (Ê)	576	610
5.636% due 2037 (Ê)	932	986
5.687% due 2037 (Ê)	127	135
5.722% due 2037 (Ê)	236	250
5.724% due 2037 (Ê)	403	426
5.740% due 2037 (Ê)	291	308
5.820% due 2037 (Ê)	330	351
5.859% due 2037 (Ê)	101	107
5.900% due 2037 (Ê)	197	210
5.931% due 2037 (Ê)	167	178
6.000% due 2037	250	268
6.034% due 2037 (Ê)	964	1,034
4.970% due 2038 (Ê)	—	—
5.000% due 2038	113	117

	Principal Amount ($) or Shares	Market Value $
5.500% due 2038	3,858	4,080
6.000% due 2038	7,026	7,528
4.500% due 2039	1,175	1,185
6.000% due 2039	583	624
4.500% due 2040	1,359	1,372
15 Year TBA (Ï) 5.000%	2,500	2,643
30 Year TBA (Ï) 4.500%	6,990	7,048
5.000%	4,805	4,978
5.500%	13,360	14,085
6.000%	7,500	8,028
Freddie Mac REMICS Series 1991-105 Class G 7.000% due 03/15/21	25	27
Series 1998-210 Class ZM 6.000% due 12/15/28	378	412
Series 2000-226 Class F (Ê) 0.704% due 11/15/30	7	7
Series 2001-229 Class KF (Ê) 0.513% due 07/25/22	235	235
Series 2004-277 Class UF (Ê) 0.637% due 06/15/33	274	273
Series 2004-281 Class DF (Ê) 0.787% due 06/15/23	266	266
Series 2005-294 Class FA (Ê) 0.507% due 03/15/20	516	510
Series 2005-299 Class KF (Ê) 0.737% due 06/15/35	160	159
Series 2005-301 Class IM 5.500% due 01/15/31	253	15
Series 2005-305 Class JF (Ê) 0.637% due 10/15/35	138	138
Series 2007-333 Class BF (Ê) 0.487% due 07/15/19	702	699
Series 2007-333 Class FT (Ê) 0.487% due 08/15/19	859	855
Ginnie Mae I 9.500% due 2016	1	1
8.000% due 2017	4	4
10.500% due 2020	5	6
8.000% due 2022	12	13
8.500% due 2022	9	11
8.500% due 2024	7	8
8.000% due 2025	16	17
9.000% due 2025	9	10
8.000% due 2026	48	55
7.000% due 2029	2	2
8.000% due 2029	32	37
8.500% due 2029	20	22
8.000% due 2030	24	29
8.500% due 2030	15	17
7.000% due 2031	228	255
7.000% due 2032	64	73
5.000% due 2033	1,895	1,994
7.000% due 2033	14	16
5.000% due 2035	345	361

176	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.000% due 2035	2,271	2,451
6.000% due 2036	193	208
6.500% due 2036	874	948
6.500% due 2037	11,532	12,499
6.000% due 2038	1,518	1,631
6.500% due 2038	29,052	31,484
5.500% due 2039	279	297
6.500% due 2039	1,069	1,159
30 Year TBA (Ï) 4.500%	35,320	35,861
5.000%	10,482	10,929
5.500%	1,330	1,412
6.000%	1,000	1,072
Ginnie Mae II 3.125% due 2027 (Ê)	27	28
3.625% due 2030 (Ê)	75	77
4.375% due 2030 (Ê)	11	12
7.500% due 2032	7	7
15 Year TBA (Ï) 4.500%	700	709
30 Year TBA (Ï) 5.000%	200	208
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG1 Class A4 5.999% due 08/10/45	1,000	979
Government National Mortgage Association Series 1999-40 Class FE (Ê) 0.806% due 11/16/29	493	497
Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,798
Greenpoint Mortgage Pass- Through Certificates (Ê) Series 2003-1 Class A1 2.999% due 10/25/33	214	178
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class A41 5.243% due 04/10/37	695	718
Series 2006-GG7 Class A4 6.085% due 07/10/38	3,350	3,484
Series 2007-GG9 Class A4 5.444% due 03/10/39	2,600	2,609
GS Mortgage Securities Corp. II Series 2005-GG4 Class AABA 4.680% due 07/10/39	571	595
Series 2006-GG6 Class A4 5.553% due 04/10/38	1,150	1,178
Series 2006-GG8 Class AAB 5.535% due 11/10/39	575	612
GSMPS Mortgage Loan Trust (Ê)(Þ) Series 2004-4 Class 1AF 0.663% due 06/25/34	709	580
Series 2005-RP3 Class 1AF 0.613% due 09/25/35	94	74
GSR Mortgage Loan Trust Series 2004-5 Class 1A3 (Ê) 2.170% due 05/25/34	244	215

	Principal Amount ($) or Shares	Market Value $
Series 2004-7 Class 4A1 4.848% due 06/25/34	44	41
Series 2005-AR7 Class 6A1 5.208% due 11/25/35	2,661	2,584
Harborview Mortgage Loan Trust Series 2004-4 Class 3A (Ê) 1.381% due 06/19/34	114	80
Series 2005-4 Class 3A1 4.626% due 07/19/35	305	238
Series 2005-14 Class 3A1A 5.316% due 12/19/35	129	102
Series 2006-3 Class 1A1A (Ê) 6.115% due 06/19/36	4,324	2,366
Impac CMB Trust (Ê) Series 2004-5 Class 1A1 0.623% due 10/25/34	187	158
Indymac Index Mortgage Loan Trust Series 2005-AR1 Class 1A1 3.470% due 03/25/35	660	471
Series 2005-AR1 Class A2 5.099% due 09/25/35	237	192
Series 2006-AR2 Class 1A1B (Ê) 0.473% due 04/25/46	745	409
Series 2006-AR2 Class A2 (Ê) 0.343% due 11/25/36	48	26
Series 2006-AR3 Class 2A1A 5.847% due 03/25/36	5,743	3,535
JPMorgan Alternative Loan Trust (Ê) Series 2006-A4 Class A4 0.333% due 09/25/36	83	81
Series 2006-S4 Class A1B 0.343% due 12/25/36	97	96
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-LN2 Class A1 4.475% due 07/15/41	480	493
Series 2005-CB1 Class A4 5.457% due 01/12/43	200	204
Series 2005-LDP Class A3A1 4.871% due 10/15/42	1,940	1,973
Series 2005-LDP Class A4 4.918% due 10/15/42	690	711
Series 2006-CB1 Class A4 5.481% due 12/12/44	1,090	1,130
5.552% due 05/12/45	785	804
Series 2006-LDP Class A3B 5.447% due 05/15/45	820	842
Series 2006-LDP Class A4 6.064% due 04/15/45	1,580	1,656
5.399% due 05/15/45	1,055	1,079
Series 2007-CB2 Class ASB 5.688% due 02/12/51	1,165	1,214
Series 2007-LD1 Class A4 6.006% due 06/15/49	3,970	3,901
5.882% due 02/15/51	1,960	1,955
Series 2007-LDP Class A3 5.420% due 01/15/49	3,890	3,750

Russell Investment Grade Bond Fund	177

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2008-C2 Class A1 5.017% due 02/12/51	326	336
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,091
JPMorgan Mortgage Trust Series 2004-A3 Class SF3 4.557% due 06/25/34	492	496
Series 2005-A1 Class 6T1 (Ê) 5.015% due 02/25/35	272	275
Series 2006-A2 Class 1A1 5.463% due 04/25/36	810	738
Series 2007-A1 Class 3A2 (Ê) 4.276% due 07/25/35	1,331	1,205
Series 2007-A4 Class 3A1 5.876% due 06/25/37	1,322	1,165
LB-UBS Commercial Mortgage Trust Series 2001-C3 Class A1 6.058% due 06/15/20	26	27
Series 2005-C3 Class A5 4.739% due 07/15/30	820	845
Series 2005-C3 Class AAB 4.664% due 07/15/30	1,000	1,042
Series 2005-C5 Class A4 4.954% due 09/15/30	400	413
Series 2006-C4 Class A4 5.882% due 06/15/38	400	422
Series 2007-C6 Class A4 5.858% due 07/15/40	1,865	1,866
Mastr Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 (Ê) 2.976% due 04/21/34	1,354	1,347
Series 2006-2 Class 3A1 4.800% due 01/25/36	692	625
Series 2006-OA2 Class 1A1 (Ê) 1.263% due 12/25/46	428	146
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.719% due 06/25/33	344	226
Series 2004-10 Class 5A6 5.750% due 09/25/34	621	607
Mastr Asset Securitization Trust (Ê) Series 2003-7 Class 4A35 0.663% due 09/25/33	203	193
Series 2003-11 Class 6A8 0.763% due 12/25/33	383	356
Series 2004-4 Class 2A2 0.713% due 04/25/34	234	218
Mastr Reperforming Loan Trust (Þ) Series 2005-1 Class 1A1 6.000% due 08/25/34	421	388
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.473% due 02/25/36	226	178
Merrill Lynch Mortgage Trust Series 2004-MKB Class A2 4.353% due 02/12/42	199	202

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A3 5.172% due 12/12/49	1,000	988
Series 2007-5 Class A4 5.378% due 08/12/48	1,495	1,418
Series 2007-7 Class A4 5.747% due 06/12/50	2,760	2,683
Series 2007-8 Class A3 6.155% due 08/12/49	1,400	1,414
Series 2007-8 Class ASB 6.088% due 08/12/49	810	856
MLCC Mortgage Investors, Inc. (Ê) Series 2004-HB1 Class A2 0.770% due 04/25/29	117	100
Series 2005-2 Class 3A 1.249% due 10/25/35	121	103
Series 2005-3 Class 4A 0.513% due 11/25/35	66	55
Morgan Stanley Capital I Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,177
Series 2005-IQ1 Class AAB 5.178% due 09/15/42	940	987
Series 2006-HQ1 Class A4 5.328% due 11/12/41	345	354
Series 2006-HQ9 Class A4 5.731% due 07/12/44	965	1,003
Series 2007-HQ1 Class A4 5.812% due 04/12/49	1,045	1,069
Series 2007-IQ1 Class A4 5.809% due 12/12/49	400	406
Morgan Stanley Mortgage Loan Trust Series 2006-3AR Class 2A3 5.016% due 03/25/36	766	501
Nomura Asset Acceptance Corp. (Þ) Series 2004-R1 Class A1 6.500% due 03/25/34	73	70
Series 2004-R2 Class A1 6.500% due 10/25/34	83	79
NovaStar Mortgage-Backed Notes (Ê) Series 2006-MTA Class 2A1A 0.453% due 09/25/46	628	377
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.663% due 02/25/34	88	80
Series 2004-CL1 Class 2A2 0.663% due 02/25/19	13	13
Residential Accredit Loans, Inc. Series 2004-QS5 Class A6 (Ê) 0.863% due 04/25/34	165	151
Series 2004-QS8 Class A4 (Ê) 0.663% due 06/25/34	274	239
Series 2005-QA1 Class 2A1 5.794% due 12/25/35	974	554
Series 2005-QA1 Class A41 5.676% due 09/25/35	710	533
Series 2005-QA8 Class NB3 5.474% due 07/25/35	403	283

178	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-QO3 Class A1 (Ê) 0.663% due 10/25/45	759	443
Series 2006-QO7 Class 3A2 (Ê) 0.468% due 09/25/46	1,340	538
Residential Asset Securitization Trust Series 2003-A15 Class 1A2 (Ê) 0.713% due 02/25/34	347	309
Series 2007-A5 Class 2A3 6.000% due 05/25/37	262	186
Residential Funding Mortgage Securities I (Ê) Series 2003-S5 Class 1A2 0.713% due 11/25/18	405	402
Series 2003-S14 Class A5 0.663% due 07/25/18	434	353
Series 2003-S20 Class 1A7 0.763% due 12/25/33	1	1
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	151	151
Sequoia Mortgage Trust (Ê) Series 2004-3 Class A 0.908% due 05/20/34	317	267
Small Business Administration Pools (Ê) 3.080% due 09/25/18	138	142
Structured Adjustable Rate Mortgage Loan Trust (Ê) Series 2005-19X Class 1A1 0.583% due 10/25/35	422	275
Structured Asset Mortgage Investments, Inc. (Ê) Series 2005-AR5 Class A2 0.506% due 07/19/35	251	216
Structured Asset Securities Corp. Series 2003-26A Class 3A5 2.535% due 09/25/33	649	619
Series 2005-RF3 Class 1A (Ê)(Þ) 0.613% due 06/25/35	132	104
Series 2006-11 Class A1 (Þ) 2.461% due 10/25/35	160	135
Thornburg Mortgage Securities Trust Series 2003-2 Class A1 (Ê) 0.943% due 04/25/43	85	80
Series 2006-6 Class A1 (Ê) 0.373% due 11/25/46	264	258
Series 2007-4 Class 2A1 6.186% due 09/25/37	660	596
Series 2007-4 Class 3A1 6.192% due 09/25/37	606	538
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A2 4.380% due 10/15/41	289	294
Series 2006-WL7 Class A1 (Ê)(Þ) 0.427% due 09/15/21	143	128
Series 2007-WHL Class A1 (Ê)(Þ) 0.334% due 06/15/20	150	133

	Principal Amount ($) or Shares	Market Value $
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4 Class CB11 5.500% due 06/25/35	350	269
Series 2007-OA2 Class 2A (Ê) 0.963% due 01/25/47	439	184
Washington Mutual Mortgage Pass Through Certificates Series 2003-S9 Class A2 (Ê) 0.813% due 10/25/33	225	222
Series 2005-AR1 Class 1A1 4.817% due 10/25/35	27	26
Series 2005-AR1 Class A1A1 (Ê) 0.553% due 10/25/45	591	495
Series 2005-AR1 Class A1A2 (Ê) 0.543% due 11/25/45	639	461
0.553% due 12/25/45 (Å)	326	239
Series 2005-AR6 Class B3 (Ê)(Å) 0.923% due 04/25/45	445	24
Series 2007-HY3 Class 4B1 5.310% due 03/25/37	407	29
Series 2007-HY4 Class 1A1 (Ê) 5.446% due 04/25/37	334	253
Series 2007-OA2 Class 1A (Ê) 1.163% due 03/25/47	424	255
Wells Fargo Mortgage Backed Securities Trust Series 2004-CC Class A1 (Ê) 4.932% due 01/25/35	384	375
Series 2006-2 Class 2A3 5.500% due 03/25/36	665	596
Series 2006-AR2 Class 2A1 4.950% due 03/25/36	458	428
Series 2006-AR8 Class 2A3 5.028% due 04/25/36	134	127

		552,241

Municipal Bonds - 0.5%
County of Clark Nevada Revenue Bonds 6.820% due 07/01/45	200	221
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	80	68
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	108
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	180	189
6.655% due 04/01/57	150	158
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42	1,700	1,761
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	300	304
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	280	227

Russell Investment Grade Bond Fund	179

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

State of California General Obligation Unlimited 6.650% due 03/01/22		425	450
7.500% due 04/01/34		100	110
5.650% due 04/01/39 (Ê)		100	106
7.550% due 04/01/39		1,640	1,811
7.300% due 10/01/39		220	235
State of Illinois General Obligation Unlimited 4.071% due 01/01/14		1,300	1,313
6.725% due 04/01/35		100	103
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds 7.467% due 06/01/47		485	394

			7,558

Non-US Bonds - 0.6%
Bundesrepublik Deutschland 3.250% due 01/04/20	EUR	2,200	2,999
Canadian Government Bond 2.000% due 12/01/14	CAD	1,000	946
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	400	549
France Treasury Bill 3.500% due 04/25/20	EUR	400	542
French Treasury Note 2.500% due 01/15/15	EUR	400	542
Hellenic Republic 6.100% due 08/20/15	EUR	1,120	1,192
LeasePlan Corp. NV 3.125% due 02/10/12	EUR	700	960
Mexico Government International Bond 6.050% due 01/11/40	MXN	200	196
Poland Government Bond Series 1013 5.000% due 10/24/13	PLN	2,540	867
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	400	542

			9,335

United States Government Agencies - 3.0%
Fannie Mae 5.250% due 08/01/12		330	356
4.750% due 11/19/12		660	714
4.625% due 05/01/13		1,000	1,072
4.625% due 10/15/13		350	382
2.750% due 03/13/14		2,005	2,048
5.250% due 09/15/16		20	22
5.375% due 06/12/17		1,800	2,009
6.625% due 11/15/30		920	1,127
6.210% due 08/06/38		275	322
Federal Farm Credit Bank 5.125% due 08/25/16		310	344
Federal Home Loan Bank 1.000% due 12/28/11		100	100

	Principal Amount ($) or Shares	Market Value $
5.375% due 05/15/19	150	165
5.125% due 08/15/19	160	173
Federal Home Loan Bank Discount Notes 5.625% due 06/11/21	1,070	1,195
Federal Home Loan Banks 1.125% due 05/18/12	120	120
1.875% due 06/21/13	1,395	1,400
4.625% due 06/12/20	50	52
Series VB15 5.000% due 12/21/15	460	509
Federal Home Loan Mortgage Corp. 1.125% due 06/01/11	1,900	1,910
0.216% due 09/19/11 (Ê)	3,800	3,796
1.125% due 12/15/11	100	100
1.375% due 01/01/13	3,245	3,229
2.875% due 02/09/15 (Ñ)	1,265	1,278
3.750% due 03/27/19	605	598
5.625% due 11/23/35	1,240	1,295
Federal National Mortgage Association 1.800% due 01/01/13	1,190	1,190
1.750% due 05/07/13	2,900	2,903
Zero coupon due 07/05/14	1,235	1,091
3.300% due 07/30/14	195	196
Zero coupon due 10/09/19 (Ñ)	710	425
5.125% due 08/19/24	615	639
5.625% due 07/15/37	45	48
Series 2 1.250% due 06/22/12	6,845	6,848
Financing Corp.
Principal Only STRIP Series 1P Zero coupon due 05/11/18	380	274
Series 6P Zero coupon due 08/03/18	160	114
Series 7P Zero coupon due 08/03/18	290	206
Series 8P Zero coupon due 08/03/18	150	107
Series 11P Zero coupon due 02/08/18	100	73
Series 15P Zero coupon due 03/07/19	160	109
Series 19P Zero coupon due 06/06/19	50	34
Series B-P Zero coupon due 04/06/18	300	217
Series D-P Zero coupon due 09/26/19	20	13
Zero coupon due 08/03/18	360	256
Series E-P Zero coupon due 11/02/18	360	252
Freddie Mac 2.125% due 03/23/12	5,875	5,993
5.000% due 04/18/17	2,200	2,410
5.050% due 01/26/15	690	763
6.750% due 03/15/31	170	212
Tennessee Valley Authority 6.150% due 01/15/38	345	395

180	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.250% due 09/15/39	210	213

		49,297

United States Government Treasuries - 14.2%
United States Treasury Principal Only STRIP
Zero coupon due 05/15/18 (Ñ)	470	355
Zero coupon due 11/15/21	4,801	2,957
Zero coupon due 02/15/25	6,680	3,446
United States Treasury Inflation Indexed Bonds 2.375% due 01/15/27	215	234
2.000% due 01/15/16 (Æ)	2,714	2,925
2.375% due 01/15/25	2,932	3,192
2.000% due 01/15/26	175	181
1.750% due 01/15/28 (Æ)	9,040	8,974
3.875% due 04/15/29	1,398	1,852
United States Treasury Notes 4.625% due 08/31/11 (Ñ)	1,775	1,870
1.750% due 11/15/11	5,060	5,140
1.125% due 01/15/12	5,950	5,981
1.375% due 05/15/12	6,095	6,143
4.750% due 05/31/12	6,280	6,765
1.375% due 09/15/12	2,340	2,352
3.375% due 11/30/12	7,155	7,544
2.750% due 02/28/13	1,090	1,131
1.375% due 03/15/13 (Ñ)	7,465	7,449
1.750% due 04/15/13 (Ñ)	1,181	1,190
3.125% due 04/30/13	1,960	2,055
3.125% due 08/31/13 (Ñ)	4,830	5,058
4.250% due 11/15/13	1,325	1,440
4.000% due 02/15/14	2,835	3,057
1.875% due 04/30/14	5,915	5,885
2.375% due 08/31/14	3,210	3,240
2.375% due 02/28/15 (Ñ)	68,975	69,018
2.500% due 03/31/15 (Ñ)	4,125	4,146
4.500% due 11/15/15	910	1,002
2.375% due 03/31/16	650	635
5.125% due 05/15/16	610	690
3.250% due 05/31/16	840	859
3.125% due 10/31/16	5,325	5,365
3.125% due 04/30/17	5,790	5,794
3.500% due 02/15/18	1,095	1,112
3.125% due 05/15/19	1,010	976
8.125% due 08/15/19	810	1,103
3.375% due 11/15/19 (Ñ)	6,280	6,149
3.625% due 02/15/20 (Ñ)	3,290	3,280
8.000% due 11/15/21	2,440	3,373
6.875% due 08/15/25 (Ñ)	3,225	4,201
6.000% due 02/15/26	1,965	2,367
6.500% due 11/15/26 (Ñ)	1,495	1,896
5.375% due 02/15/31	795	903
4.500% due 02/15/36	1,205	1,211
4.375% due 02/15/38	2,265	2,219
4.500% due 05/15/38	2,700	2,699
3.500% due 02/15/39	1,476	1,233
4.250% due 05/15/39	3,845	3,671

	Principal Amount ($) or Shares		Market Value $
4.500% due 08/15/39		4,230	4,209
4.375% due 11/15/39		4,920	4,797
4.625% due 02/15/40		9,170	9,315

			232,639

Total Long-Term Investments (cost $1,271,460)			1,270,654

Preferred Stocks - 0.2%
Consumer Discretionary - 0.0%
Motors Liquidation Co. (Æ)		31,725	271

Financial Services - 0.2%
American International Group, Inc.		32,300	318
DG Funding Trust (Å)		392	3,187
Federal Home Loan Mortgage Corp. (Æ)		27,050	42
Federal National Mortgage Association (Æ)		18,750	25
Federal National Mortgage Association (Æ)		1,000	2

			3,574

Total Preferred Stocks (cost $8,340)			3,845

	Notional Amount $
Options Purchased - 0.0%
(Number of Contracts)
Eurodollar Futures Sep 2010 99.25 Put (22)	USD	22	4
Sep 2010 99.00 Put (16)	USD	16	3
United States Treasury Notes 10 Year Futures May 2010 117.00 Call (25)	USD	25	28
May 2010 117.50 Call (18)	USD	18	16
May 2010 118.00 Call (18)	USD	18	11
May 2010 119.00 Call (67)	USD	67	16
May 2010 112.00 Put (1)	USD	1	—
United States Treasury Bond 30 Year Futures May 2010 121.00 Call (9)	USD	9	2

Total Options Purchased (cost $69)			80

	Principal Amount ($) or Shares
Short-Term Investments - 21.6%
Aiful Corp. (Þ) 5.000% due 08/10/10		240	231

Russell Investment Grade Bond Fund	181

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

American Express Credit Corp. (Ê) Series MTNB 0.399% due 10/04/10	1,300	1,300
Bank of America Corp. (Ñ) 4.375% due 12/01/10	900	918
BNP Paribas Financial, Inc. Zero coupon due 06/03/10	5,855	5,854
Citigroup Funding, Inc. (Ê) 0.438% due 07/30/10	10,000	10,004
Credit Agricole 0.100% due 05/03/10	5,790	5,790
Credit Agricole SA (Ê)(Þ) 0.302% due 05/28/10	600	600
Daimler Finance NA LLC 4.875% due 06/15/10	575	577
5.875% due 03/15/11	300	311
DCP Midstream LLC 6.875% due 02/01/11	45	47
Deutsche Bank Financial, Inc. Zero coupon due 05/20/10	5,840	5,839
Deutsche Telekom International Finance BV 8.500% due 06/15/10	250	252
Dominion Resources, Inc. 4.750% due 12/15/10	90	92
Fannie Mae 7.000% due 01/01/11	1	1
8.000% due 01/01/11	—	—
Federal Home Loan Bank Discount Notes (ç)(ž) Zero coupon due 05/12/10	2,000	2,000
Federal Home Loan Mortgage Corp. 5.125% due 08/23/10	1,820	1,847
Federal National Mortgage Association Discount Notes (ž)(ç) Zero coupon due 08/23/10	525	525
0.230% due 09/08/10	4,000	3,997
Freddie Mac 7.000% due 08/01/10	2	2
6.000% due 09/01/10	2	2
7.000% due 10/01/10	1	1
7.000% due 12/01/10	1	1
6.000% due 01/01/11	11	11
7.000% due 01/01/11	1	2
8.000% due 01/01/11	2	3
6.000% due 02/01/11	1	1
6.000% due 03/01/11	2	2
Freddie Mac Discount Notes (ç)(ž) Zero coupon due 07/23/10	27,000	26,988
Ginnie Mae I 6.500% due 10/15/10	—	—
7.000% due 01/01/11	—	—
7.000% due 01/15/11	1	1
Goldman Sachs Group, Inc. (The) 4.500% due 06/15/10	1,010	1,013
Indymac Loan Trust (Ê) Series 2005-L2 Class A1 0.483% due 01/25/11	446	112

	Principal Amount ($) or Shares	Market Value $
International Lease Finance Corp. (Ñ) 4.950% due 02/01/11	1,000	995
KeyBank NA (Ê) Series BKNT 2.502% due 06/02/10	900	901
Koninklijke KPN NV 8.000% due 10/01/10	620	638
Kraft Foods, Inc. (Ê) 0.928% due 08/11/10	1,700	1,702
Lehman Brothers Holdings, Inc. (Ø) 2.951% due 05/25/10	300	65
Merrill Lynch & Co., Inc. (Ê) 0.993% due 03/22/11	100	131
Metropolitan Life Global Funding I (Ê)(Þ) 0.290% due 05/17/10	900	900
Morgan Stanley (Ê)(Ñ) 2.350% due 05/14/10	1,100	1,101
New Cingular Wireless Services, Inc. 7.875% due 03/01/11	1,375	1,455
Nisource Finance Corp. 7.875% due 11/15/10	465	481
Option One Mortgage Securities Corp. NIM Trust (Ê)(Þ) Series 2006-1A 0.363% due 12/25/10	884	619
Pricoa Global Funding I (Ê)(Å) 1.052% due 06/04/10	1,500	1,501
Royal Bank of Scotland PLC (The) (Ê)(Þ) 0.823% due 04/08/11	4,300	4,306
Russell U.S. Cash Management Fund (£)	210,105,744	210,106
Small Business Administration Series 2000-P10 Class 1 7.449% due 08/01/10	25	26
Tyco International Finance SA 6.750% due 02/15/11	110	115
UBS Finance Delaware, LLC Zero coupon due 05/20/10	5,850	5,849
United States Cash Management Bill (ç)(ž) Zero coupon due 06/17/10	10,000	9,998
United States Treasury Bills 0.010% due 05/06/10 (ç)(ž)	3,050	3,050
0.010% due 05/06/10 (ç)(ž)(Ñ))	5,470	5,470
0.010% due 05/13/10 (ç)(ž)(Ñ)	115	115
0.090% due 05/13/10	320	320
0.105% due 05/13/10	120	120
0.127% due 05/13/10 (ç)(ž)(Ñ)	130	130
0.010% due 05/20/10 (ç)(ž)(Ñ)	5,805	5,805
0.010% due 06/03/10 (ç)(ž)	10,000	9,999
0.010% due 07/08/10 (ç)(ž)(Ñ)	15,000	14,996
United States Treasury Notes 3.875% due 09/15/10	1,925	1,951
4.875% due 04/30/11 (Ñ)	1,520	1,586
UnitedHealth Group, Inc. 5.250% due 03/15/11	280	290
Verizon Communications, Inc. (Ñ) 5.350% due 02/15/11	325	337

Total Short-Term Investments (cost $353,945)		353,382

182	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements - 12.6%
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $53,400 dated April 30, 2010, at 0.200% to be repurchased at $53,401 on May 3, 2010 collateralized by: $54,378 par various United States Treasury Obligations, valued at $54,431	53,400	53,400
Agreement with BNP Paribas Securities Corp. and State Street Bank (Tri-Party) of $50,900 dated April 30, 2010, at 0.200% to be repurchased at $50,901 on May 3, 2010 collateralized by: $46,304 par various United States Treasury Obligations, valued at $51,944	50,900	50,900
Agreement with Deutsche Bank Securities Inc. and State Street Bank (Tri-Party) of $50,900 dated April 30, 2010, at 0.200% to be repurchased at $50,901 on May 3, 2010 collateralized by: $51,921 par various United States Treasury Obligations, valued at $51,970	50,900	50,900
Agreement with JP Morgan Securities Inc. and State Street Bank (Tri-Party) of $50,900 dated April 30, 2010, at 0.200% to be repurchased at $50,901 on May 3, 2010 collateralized by: $51,807 par various United States Treasury Obligations, valued at $51,823	50,900	50,900

Total Repurchase Agreements (cost $206,100)		206,100

	Principal Amount ($) or Shares	Market Value $

Other Securities - 4.1%
Russell U.S. Cash Collateral Fund (×)	38,167,179	38,167
State Street Securities Lending Quality Trust (×)	29,592,859	29,515

Total Other Securities (cost $67,760)		67,682

Total Investments - 116.1% (identified cost $1,907,674)		1,901,743

Other Assets and Liabilities, Net - (16.1%)		(263,763)

Net Assets - 100.0%		1,637,980

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	183

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	45	EUR	5,317	06/10	87
Euro-Bund Futures (Germany)	8	EUR	999	06/10	21
Eurodollar Futures (CME)	505	USD	125,656	06/10	386
Eurodollar Futures (CME)	300	USD	74,542	09/10	140
Eurodollar Futures (CME)	172	USD	42,645	12/10	291
Eurodollar Futures (CME)	66	USD	16,319	03/11	146
Three Month Short Sterling Interest Rate Futures (UK)	25	GBP	3,101	06/10	21
Three Month Short Sterling Interest Rate Futures (UK)	17	GBP	2,106	09/10	1
Three Month Short Sterling Interest Rate Futures (UK)	19	GBP	2,348	12/10	3
Ultra Long Term U.S. Treasury Bond Future	90	USD	11,163	06/10	140
United States Treasury 2 Year Notes	379	USD	82,462	06/10	193
United States Treasury 5 Year Notes	1,095	USD	126,866	06/10	185
United States Treasury 10 Year Notes	686	USD	80,884	06/10	691
United States Treasury 30 Year Bond	199	USD	12,025	06/10	217

Short Positions
Euro-Bund Futures (Germany)	24	EUR	9	05/10	(6)
United States Treasury 10 Year Notes	85	USD	10,022	06/10	(121)
United States Treasury 30 Year Bond	16	USD	1,905	06/10	(51)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,344

See accompanying notes which are an integral part of the financial statements.

184	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Options Written (Number of Contracts)	Notional Amount		Market Value $

Cross Currency
Jul 2010 90.00 Put (2)		4,200	(14)

Eurodollar Futures
Jun 2010 99.38 Call (8)	USD	20	(4)
Sep 2010 99.13 Call (31)	USD	78	(26)
Mar 2011 98.88 Call (23)	USD	58	(21)
Mar 2011 98.75 Call (25)	USD	63	(28)
Sep 2010 98.63 Put (38)	USD	95	(2)
Mar 2011 98.75 Put (25)	USD	63	(18)
Mar 2011 98.88 Put (23)	USD	58	(19)

Eurodollar Midcurve 1 Year Futures
Sep 2010 97.38 Put (482)	USD	1,205	(87)

Inflationary Floor
Mar 2020 0.001 Put (1)	USD	1,600	(11)
Apr 2020 0.001 Put (1)	USD	1,000	(7)

Swaptions
(Fund Receives/Fund Pays) USD Three Month LIBOR/USD 3.600% May 2010 0.00 Call (2)		4,000	(18)
USD Three Month LIBOR/USD 3.500% Jun 2010 0.00 Call (4)		24,400	(117)
USD Three Month LIBOR/USD 3.250% Aug 2010 0.00 Call (4)		20,100	(73)
USD Three Month LIBOR/USD 3.250% Oct 2010 0.00 Call (2)		4,700	(27)
USD 4.100%/USD Three Month LIBOR May 2010 0.00 Put (2)		4,000	(2)
USD 4.500%/USD Three Month LIBOR Jun 2010 0.00 Put (4)		25,800	(8)
USD 10.000%/USD Three Month LIBOR Jul 2010 0.00 Put (1)		1,600	(1)
USD 4.750%/USD Three Month LIBOR Aug 2010 0.00 Put (4)		20,600	(45)
USD 5.500%/USD Three Month LIBOR Aug 2010 0.00 Put (1)		1,000	—
USD 6.000%/USD Three Month LIBOR Aug 2010 0.00 Put (4)		17,000	(1)
USD 4.000%/USD Three Month LIBOR Oct 2010 0.00 Put (1)		22,100	(69)
USD 5.000%/USD Three Month LIBOR Oct 2010 0.00 Put (2)		4,700	(16)
USD 4.000%/USD Three Month LIBOR Dec 2010 0.00 Put (1)		26,800	(119)

United States Treasury Bonds
May 2010 119.00 Call (6)	USD	6	(6)

United States Treasury Notes 10 Year Futures
May 2010 111.00 Put (6)	USD	6	—
May 2010 114.00 Put (83)	USD	83	(3)
May 2010 115.00 Put (14)	USD	14	(1)
May 2010 119.00 Call (93)	USD	93	(22)

Options Written (Number of Contracts)	Notional Amount		Market Value $
May 2010 121.00 Call (14)	USD	14	—
Aug 2010 111.00 Put (25)	USD	25	(6)
Aug 2010 119.00 Call (25)	USD	25	(18)

Total Liability for Options Written (premiums received $1,499 )			(789)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	185

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	436	CNY	2,957	06/07/10	(2)
Barclays Bank PLC	USD	118	MYR	381	06/14/10	1
Barclays Bank PLC	USD	115	TWD	3,598	06/10/10	—
BNP Paribas	JPY	17,992	USD	191	05/06/10	(1)
Citibank	EUR	587	USD	798	05/18/10	16
Citibank	JPY	9,321	USD	99	05/06/10	—
Citibank	PLN	2,556	USD	895	05/18/10	29
Credit Suisse First Boston	USD	1,209	KRW	1,375,296	07/28/10	29
Credit Suisse First Boston	EUR	6,375	USD	8,543	07/26/10	53
Credit Suisse First Boston	JPY	5,370	USD	57	05/06/10	—
Credit Suisse First Boston	JPY	8,943	USD	95	05/06/10	—
Credit Suisse First Boston	JPY	12,246	USD	130	05/06/10	—
Credit Suisse First Boston	JPY	17,995	USD	191	05/06/10	(1)
Deutsche Bank	USD	209	KRW	235,083	07/28/10	3
Deutsche Bank	USD	382	MXN	4,707	07/07/10	(3)
Deutsche Bank	USD	209	TWD	6,550	06/10/10	1
Deutsche Bank	CAD	585	USD	579	05/04/10	4
Deutsche Bank	SGD	582	USD	417	05/03/10	(8)
Goldman Sachs	JPY	138,700	USD	1,490	05/17/10	14
HSBC	USD	2,083	BRL	3,764	06/02/10	70
JP Morgan	USD	193	AUD	212	05/28/10	3
JP Morgan	USD	410	SGD	582	05/03/10	15
Morgan Stanley	JPY	17,808	USD	189	05/06/10	(1)
Royal Bank of Scotland	USD	12	JPY	1,114	05/17/10	—
Royal Bank of Scotland	GBP	1,701	USD	2,561	06/24/10	(41)
Royal Bank of Scotland	JPY	3,420	USD	37	05/17/10	1
UBS	USD	582	CAD	585	05/04/10	(6)
UBS	CAD	585	USD	582	07/07/10	6
UBS	EUR	477	USD	660	05/18/10	27
UBS	JPY	17,994	USD	191	05/06/10	(1)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						208

See accompanying notes which are an integral part of the financial statements.

186	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swaps Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	600	10.835%	Brazil Interbank Deposit Rate	01/02/12	(2)
Barclays Bank PLC	BRL	2,400	11.910%	Brazil Interbank Deposit Rate	01/02/13	(15)
Barclays Bank PLC	USD	100	4.000%	Three Month LIBOR	06/16/17	5
Barclays Bank PLC	USD	339	Zero coupon	4.524%	11/15/21	(39)
Barclays Bank PLC	USD	344	Zero coupon	4.420%	11/15/21	(34)
Barclays Bank PLC	USD	661	Three Month LIBOR	4.540%	11/15/21	(78)
Barclays Bank PLC	USD	1,320	Three Month LIBOR	4.633%	11/15/21	(175)
Barclays Bank PLC	USD	530	Three Month LIBOR	Zero coupon	02/15/25	(9)
Barclays Bank PLC	USD	540	Three Month LIBOR	Zero coupon	02/15/25	(12)
Barclays Bank PLC	USD	680	Three Month LIBOR	Zero coupon	02/15/25	(15)
Barclays Bank PLC	USD	1,830	Three Month LIBOR	Zero coupon	02/15/25	(44)
BNP Paribas	BRL	400	11.390%	Brazil Interbank Deposit Rate	01/02/12	(5)
BNP Paribas	BRL	1,000	11.880%	One Month LIBOR	01/02/12	(7)
BNP Paribas	BRL	300	12.110%	One Month LIBOR	01/02/14	(1)
Citibank	MXN	6,000	7.330%	Mexico Interbank 28 Day Deposit Rate	01/28/15	8
Citibank	EUR	1,300	3.000%	Six Month EURIBOR	06/16/15	51
Citibank	EUR	2,500	3.000%	Six Month EURIBOR	06/16/15	98
Citibank	USD	100	4.000%	Three Month LIBOR	06/16/17	5
Credit Suisse Financial Products	MXN	30,000	7.340%	Mexico Interbank 28 Day Deposit Rate	01/28/15	41
Deutsche Bank	EUR	1,200	2.090%	Consumer Price Index (France)	10/15/10	53
Deutsche Bank	AUD	300	4.500%	Three Month BBSW	06/15/11	(2)
Deutsche Bank	EUR	2,500	3.000%	Six Month EURIBOR	06/16/15	98
Goldman Sachs	USD	1,700	Six Month LIBOR	Six Month LIBOR	05/25/10	30
Goldman Sachs	BRL	600	10.990%	Brazil Interbank Deposit Rate	01/02/12	(3)
Goldman Sachs	BRL	3,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	(22)
Goldman Sachs	BRL	600	12.650%	One Month LIBOR	01/02/14	5
Goldman Sachs	EUR	1,800	2.500%	Six Month EURIBOR	06/16/15	14
Goldman Sachs	MXN	20,600	7.640%	Mexico Interbank 28 Day Deposit Rate	03/01/17	21
HSBC	BRL	400	11.140%	One Month LIBOR	01/02/12	2
HSBC	BRL	500	11.360%	Brazil Interbank Deposit Rate	01/02/12	—
HSBC	BRL	2,900	11.890%	Brazil Interbank Deposit Rate	01/02/13	(16)
HSBC	BRL	100	12.540%	One Month LIBOR	01/02/14	1
JP Morgan	BRL	2,700	12.170%	Brazil Interbank Deposit Rate	01/02/13	(3)
JP Morgan	BRL	600	12.200%	One Month LIBOR	01/02/14	(2)
JP Morgan	USD	1,377	Three Month LIBOR	Zero coupon	02/15/25	(24)
Merrill Lynch	BRL	700	10.990%	Brazil Interbank Deposit Rate	01/02/12	(5)
Morgan Stanley	USD	11,000	3.000%	Three Month LIBOR	12/16/10	286
Morgan Stanley	EUR	1,000	2.500%	Six Month EURIBOR	06/16/15	8
Morgan Stanley	USD	5,500	4.000%	Three Month LIBOR	06/16/15	336
Morgan Stanley	USD	300	4.000%	Three Month LIBOR	06/16/17	14
Morgan Stanley	USD	1,310	Three Month LIBOR	Zero coupon	02/15/25	(27)
Royal Bank of Canada	AUD	1,000	4.500%	Three Month LIBOR	06/15/11	(23)
Royal Bank of Scotland	USD	2,400	3.000%	Three Month LIBOR	12/16/10	62
Royal Bank of Scotland	USD	1,600	4.000%	Three Month LIBOR	12/16/14	131
Royal Bank of Scotland	USD	3,700	4.000%	Three Month LIBOR	06/16/15	226
UBS	BRL	600	11.420%	Brazil Interbank Deposit Rate	01/02/12	(3)
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	(1)
UBS	BRL	400	12.250%	One Month LIBOR	01/02/14	(1)

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $870						927

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	187

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Berkshire Hathaway	Deutsche Bank	0.800%	USD	2,900	1.000%		03/20/13	20
Brazil Government International Bond	Barclays Bank PLC	1.216%	USD	500	1.000%		06/20/15	(5)
Brazil Government International Bond	Deutsche Bank	1.216%	USD	1,000	1.000%		06/20/15	(10)
Brazil Government International Bond	Deutsche Bank	1.216%	USD	500	1.000%		06/20/15	(5)
Brazil Government International Bond	Goldman Sachs	1.216%	USD	500	1.000%		06/20/15	(5)
Brazil Government International Bond	Morgan Stanley	1.216%	USD	500	1.000%		06/20/15	(5)
Centex Corp.	Deutsche Bank	0.876%	USD	850	(4.400%	)	12/20/13	(119)
Darden Restaurants, Inc	Deutsche Bank	0.726%	USD	950	(2.250%	)	03/20/14	(62)
Darden Restaurants, Inc.	Citigroupglobal Markets, Inc.	0.726%	USD	225	(2.730%	)	03/20/14	(19)
DR Horton Inc.	Citibank	1.972%	USD	205	(1.000%	)	09/20/16	11
DR Horton Inc.	Deutsche Bank	1.972%	USD	165	(1.000%	)	09/20/16	9
DR Horton Inc.	Goldman Sachs	1.972%	USD	165	(1.000%	)	09/20/16	9
Gaz Capital for Gazprom	Chase Securities Inc.	1.717%	USD	200	0.970%		12/20/12	(3)
Gaz Capital for Gazprom	Chase Securities Inc.	1.717%	USD	200	1.020%		12/20/12	(3)
Gaz Capital for Gazprom	Morgan Stanley	1.775%	USD	100	2.180%		02/20/13	2
GE Capital Corp.	Citibank	0.825%	USD	1,000	5.000%		06/20/11	48
GE Capital Corp.	Credit Suisse First Boston	0.725%	USD	600	6.550%		12/20/10	37
GE Capital Corp.	Deutsche Bank	0.903%	USD	200	1.500%		09/20/11	2
GE Capital Corp.	Deutsche Bank	1.055%	USD	1,425	1.070%		12/20/12	2
Home Depot, Inc.	Citigroupglobal Markets, Inc.	0.487%	USD	1,095	(2.670%	)	03/20/14	(101)
Japan Government International Bond	Bank of America	0.684%	USD	300	1.000%		03/20/15	4
Japan Government International Bond	Deutsche Bank	0.684%	USD	100	1.000%		03/20/15	1
Japan Government International Bond	JP Morgan	0.684%	USD	600	1.000%		03/20/15	8
KB Home	Citibank	2.915%	USD	205	(1.000%	)	09/20/16	21
Kohl’s	Deutsche Bank	0.641%	USD	260	(1.000%	)	12/20/14	(4)
Kohl’s	JP Morgan	0.641%	USD	260	(1.000%	)	12/20/14	(4)
Lowe’s Cos., Inc.	Citigroupglobal Markets, Inc.	0.431%	USD	1,140	(1.200%	)	03/20/14	(38)
Metlife, Inc.	Deutsche Bank	1.300%	USD	1,500	2.050%		03/20/13	35
Metlife, Inc.	UBS	1.300%	USD	1,500	2.050%		03/20/13	35
Mexico Government International Bond	Citibank	1.120%	USD	400	1.000%		03/20/15	(2)
Mexico Government International Bond	Credit Suisse Financial Products	1.120%	USD	400	1.000%		03/20/15	(2)
Mexico Government International Bond	Deutsche Bank	1.120%	USD	200	1.000%		03/20/15	(1)
Prudential	Deutsche Bank	1.053%	USD	1,500	2.300%		03/20/13	56
Prudential	UBS	1.053%	USD	1,500	2.300%		03/20/13	56
Pulte Homes, Inc.	Goldman Sachs	1.902%	USD	1,800	(1.000%	)	09/20/16	90
SLM Corp.	JP Morgan	3.565%	USD	900	4.300%		03/20/13	22
Target Corp	Credit Suisse First Boston	0.356%	USD	260	(1.000%	)	12/20/14	(8)
Target Corp	Deutsche Bank	0.356%	USD	260	(1.000%	)	12/20/14	(8)
Target Corp.	Credit Suisse First Boston	1.599%	USD	530	(1.000%	)	09/20/16	18
United Kingdom Gilt	Deutsche Bank	0.735%	USD	800	1.000%		12/20/14	8
United Kingdom Gilt	Deutsche Bank	0.735%	USD	100	1.000%		12/20/14	1
United Kingdom Gilt	Deutsche Bank	0.735%	USD	100	1.000%		12/20/14	1
United Kingdom Gilt	JP Morgan	0.748%	USD	300	1.000%		03/20/15	3
United Kingdom Gilt	JP Morgan	0.748%	USD	700	1.000%		03/20/15	8
Wachovia	JP Morgan	0.596%	USD	2,700	3.020%		03/20/13	195

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $19								298

See accompanying notes which are an integral part of the financial statements.

188	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,500	0.760%		01/25/38	(1,299)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	2,750	0.090%		08/25/37	(1,487)
ABX - HE Index for Sub-Prime Home Equity Sector	JP Morgan	USD	1,208	0.170%		05/25/46	(1,021)
CMBX AJ Index	Bank of America	USD	270	(0.840%	)	10/12/52	40
CMBX AJ Index	Barclays Bank PLC	USD	1,335	(0.840%	)	10/12/52	200
CMBX AJ Index	Barclays Bank PLC	USD	1,600	(0.840%	)	10/12/52	240
CMBX AJ Index	Barclays Bank PLC	USD	2,420	(0.840%	)	10/12/52	361
CMBX AJ Index	Credit Suisse First Boston	USD	115	(0.840%	)	10/12/52	17
Dow Jones CDX Index	Chase Securities Inc.	USD	400	1.120%		12/20/12	9
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%		12/20/12	25
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	30
Dow Jones CDX Index	Goldman Sachs	USD	289	0.548%		12/20/17	4
Dow Jones CDX Index	JP Morgan	USD	675	0.553%		12/20/17	8
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%		12/20/12	93
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	11

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - ($2,110)							(2,769)

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - ($2,091)							(2,471)

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	189

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

Amounts in thousands

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$53,984	$517	$54,501	3.3
Corporate Bonds and Notes	—	298,635	—	298,635	18.2
International Debt	—	66,448	—	66,448	4.1
Mortgage-Backed Securities	—	551,321	920	552,241	33.7
Municipal Bonds	—	7,558	—	7,558	0.5
Non-US Bonds	—	9,335	—	9,335	0.6
United States Government Agencies	—	49,297	—	49,297	3.0
United States Government Treasuries	—	232,639	—	232,639	14.2
Preferred Stocks	658	—	3,187	3,845	0.2
Options Purchased	80	—	—	80	—	*
Short-Term Investments	—	352,763	619	353,382	21.6
Repurchase Agreements	—	206,100	—	206,100	12.6
Other Securities	—	67,682	—	67,682	4.1

Total Investments	738	1,895,762	5,243	1,901,743	116.1

Other Assets and Liabilities, Net					(16.1)

					100.0

Futures Contracts	2,344	—	—	2,344	0.1
Options Written	(275)	(514)	—	(789)	(—	)*
Foreign Currency Exchange Contracts	(3)	211	—	208	—	*
Interest Rate Swap Contracts	—	57	—	57	—	*
Credit Default Swaps	—	380	—	380	—	*

Total Other Financial Instruments**	2,066	134	—	2,200

*	Less than .05% of net assets
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

Investments in which significant unobservable inputs (Level 3) used in determining a value for the period ending April 30, 2010 were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

190	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at market value	$—	$—	$80
Unrealized appreciation on foreign currency exchange contracts	—	272	—
Daily variation margin on futures contracts*	—	—	2,522
Interest rate swap contracts, at market value	—	—	1,495
Credit default swap contracts, at market value	1,740	—	—

Total	$1,740	$272	$4,097

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$64	$—
Daily variation margin on futures contracts*	—	—	178
Interest rate swap contracts, at market value	—	—	568
Credit default swap contracts, at market value	4,211	—	—
Options written, at market value	—	—	789

Total	$4,211	$64	$1,535

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments**	$—	$—	$262
Futures contracts	—	—	4,869
Options Written	—	—	1,619
Credit default swap contracts	(48)	—	—
Interest rate swap contracts	—	—	1,263
Foreign currency-related transactions	—	734	—

Total	$(48)	$734	$8,013

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments***	$—	$—	$52
Futures contracts	—	—	(1,354)
Options Written	—	—	434
Credit default swap contracts	479	—	—
Interest rate swap contracts	—	—	(720)
Foreign currency-related transactions	—	135	—

Total	$479	$135	$(1,588)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments.

Only current day’s variation margin is reported within the statement of assets & liabilities

**	Includes net realized gain (loss) on purchase options as reported in the Schedule of Investments.

***	Includes net change in unrealized appreciation/depreciation on purchased options as reported in Schedule of Investments.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Investment Grade Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,031.90	$1,020.13
Expenses Paid During Period*	$4.74	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,028.40	$1,016.41
Expenses Paid During Period*	$8.50	$8.45

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,032.40	$1,020.13
Expenses Paid During Period*	$4.74	$4.71

*	Expenses are equal to the Fund’s annualized expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,033.70	$1,021.37
Expenses Paid During Period*	$3.48	$3.46

*	Expenses are equal to the Fund’s annualized expense ratio of 0.69% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,033.60	$1,021.87
Expenses Paid During Period*	$2.97	$2.96

*	Expenses are equal to the Fund’s annualized expense ratio of 0.59% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 65.9%
Asset-Backed Securities - 9.3%
Ally Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 2.087% due 01/15/15	1,680	1,682
American Express Credit Account Master Trust (Ê) Series 2005-4 Class A 0.324% due 01/15/15	1,388	1,382
Series 2007-7 Class A 0.294% due 02/17/15	3,000	2,985
AmeriCredit Automobile Receivables Trust Series 2009-1 Class A2 2.260% due 05/15/12	669	672
Ameriquest Mortgage Securities, Inc. (Ê) Series 2005-R10 Class A2B 0.483% due 12/25/35	544	509
Asset Backed Securities Corp. Home Equity (Ê) Series 2002-HE1 Class M1 1.904% due 03/15/32	518	386
Series 2004-HE6 Class A1 0.538% due 09/25/34	160	138
Atlantic City Electric Transition Funding LLC Series 2003-1 Class A2 4.460% due 10/20/16	1,293	1,378
Bear Stearns Asset Backed Securities Trust (Ê) Series 2007-HE7 Class 1A1 1.263% due 10/25/37	500	349
Capital Auto Receivables Asset Trust Series 2008-2 Class A3A 4.680% due 10/15/12	481	494
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 (Ê) 0.353% due 07/15/15	860	854
Series 2005-A10 Class A (Ê) 0.334% due 09/15/15	1,365	1,358
Series 2005-B1 Class B1 4.900% due 12/15/17	820	876
Series 2006-A11 Class A11 (Ê) 0.427% due 06/17/19	430	418
Series 2006-B1 Class B1 (Ê) 0.617% due 01/15/19	825	785
Series 2006-C1 Class C (Ê) 0.627% due 03/17/14	670	661
Series 2006-C2 Class C (Ê) 0.637% due 06/16/14	570	561
Series 2006-C3 Class C3 (Ê) 0.574% due 07/15/14	350	344
Series 2007-A4 Class A4 (Ê) 0.284% due 03/16/15	1,045	1,041
Series 2008-A5 Class A5 4.850% due 02/18/14	1,640	1,703
Carrington Mortgage Loan Trust (Ê) Series 2006-NC5 Class A1 0.313% due 01/25/37	318	304

	Principal Amount ($) or Shares	Market Value $
Centex Home Equity Series 2003-C Class AF4 4.960% due 04/25/32	110	110
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2001-4 Class 1A6 6.241% due 01/25/13	10	10
Chase Issuance Trust Series 2005-C2 Class C2 (Ê) 0.694% due 01/15/15	1,585	1,560
Series 2007-A9 Class A9 (Ê) 0.284% due 06/16/14	3,700	3,684
Series 2007-A15 Class A 4.960% due 09/17/12	2,700	2,745
Series 2009-A2 Class A2 (Ê) 1.804% due 04/15/14	800	820
CIT Marine Trust Series 1999-A Class A4 6.250% due 11/15/19	153	146
Citibank Credit Card Issuance Trust Series 2007-A5 Class A5 5.500% due 06/22/12	2,175	2,191
Citigroup Mortgage Loan Trust, Inc. Series 2005-WF1 Class A2 4.490% due 11/25/34	21	20
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A (Ê) 0.743% due 12/25/31	74	39
Series 2005-1 Class AF4 5.147% due 07/25/35	582	579
Series 2005-4 Class AF3 4.456% due 10/25/35	74	70
Series 2005-17 Class 4A2A (Ê) 0.523% due 05/25/36	679	543
Series 2006-3 Class 2A2 (Ê) 0.443% due 06/25/36	359	302
Series 2006-9 Class 1AF3 5.859% due 10/25/46	260	145
Series 2006-15 Class A3 5.689% due 10/25/46	75	51
Series 2006-S6 Class A2 5.519% due 03/25/34	391	318
Series 2007-4 Class A2 5.530% due 09/25/37	360	327
Credit-Based Asset Servicing and Securitization LLC Series 2007-CB1 Class AF2 5.721% due 01/25/37	715	332
Daimler Chrysler Auto Trust Series 2006-C Class A4 4.980% due 11/08/11	636	639
Series 2008-A Class A3A 3.700% due 06/08/12	344	349
Discover Card Master Trust Series 2008-A3 Class A3 5.100% due 10/15/13	4,290	4,463
Series 2008-A4 Class A4 5.650% due 12/15/15	—	—

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2009-A2 Class A (Ê) 1.637% due 02/17/15	395	403
Series 2010-A1 Class A1 (Ê) 0.987% due 09/15/15	575	579
Discover Card Master Trust I (Ê) Series 1996-4 Class B 0.804% due 10/16/13	1,280	1,273
Series 2005-4 Class A2 0.344% due 06/16/15	405	402
Series 2006-2 Class A3 0.417% due 01/19/16	1,082	1,068
Series 2006-3 Class A1 0.284% due 03/15/14	2,010	2,002
Series 2007-3 Class A2 0.387% due 10/16/14	665	661
Series 2007-3 Class B2 0.434% due 10/16/14	1,000	981
Dunkin Securitization (Þ) Series 2006-1 Class A2 5.779% due 06/20/31	2,370	2,323
E-Trade RV and Marine Trust Series 2004-1 Class A3 3.620% due 10/08/18	326	327
Equity One ABS, Inc. Series 2003-4 Class M1 5.369% due 10/25/34	613	447
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-50 Class A6 3.614% due 09/27/12	93	91
Ford Credit Auto Owner Trust Series 2009-D Class A2 1.210% due 01/15/12	300	301
Ford Credit Floorplan Master Owner Trust (Ê)(Þ) Series 2010-1 Class A 1.987% due 12/15/14	915	925
Series 2010-3 Class A2 2.037% due 02/15/17	1,225	1,227
Fremont Home Loan Trust (Ê) Series 2006-E Class 2A1 0.323% due 01/25/37	125	105
GE Equipment Midticket LLC Series 2009-1 Class A3 2.340% due 06/17/13	250	253
GE-WMC Mortgage Securities LLC (Ê) Series 2006-1 Class A2A 0.303% due 08/25/36	12	4
GSAMP Trust (Ê) Series 2007-FM1 Class A2A 0.333% due 12/25/36	225	151
Harley-Davidson Motorcycle Trust Series 2007-3 Class A4 5.520% due 11/15/13	2,000	2,088
Series 2009-2 Class A3 2.850% due 03/15/14	880	897

	Principal Amount ($) or Shares	Market Value $
Honda Auto Receivables Owner Trust Series 2009-2 Class A3 2.790% due 01/15/13	925	944
Household Credit Card Master Note Trust I (Ê) Series 2007-2 Class A 0.804% due 07/15/13	3,860	3,857
HSBC Home Equity Loan Trust (Ê) Series 2005-1 Class A 0.546% due 01/20/34	231	210
Long Beach Mortgage Loan Trust (Ê) Series 2004-4 Class 1A1 0.543% due 10/25/34	20	17
Mastr Asset Backed Securities Trust (Ê) Series 2006-HE5 Class A1 0.323% due 11/25/36	50	50
Nissan Auto Receivables Owner Trust Series 2009-A Class A3 3.200% due 02/15/13	565	580
Nissan Master Owner Trust Receivables (Ê)(Þ) Series 2010-AA Class A 1.487% due 01/15/15	1,655	1,659
Providian Master Note Trust (Ê)(Þ) Series 2006-C1A Class C1 0.887% due 03/15/15	1,305	1,295
Railcar Leasing LLC (Þ) Series 1997-1 Class A2 7.125% due 01/15/13	470	475
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	152	143
Series 2006-3 Class AF2 5.580% due 11/25/36	217	180
Series 2006-4 Class AF2 5.285% due 01/25/37	585	472
Series 2007-2 Class AF2 5.675% due 06/25/37	355	182
SBI Heloc Trust (Ê)(Þ) Series 2006-1A Class 1A2A 0.433% due 08/25/36	53	51
SLM Student Loan Trust (Ê) Series 2006-9 Class A2 0.316% due 04/25/17	83	83
Series 2008-2 Class A1 0.616% due 01/25/15	53	53
Series 2008-7 Class A2 0.816% due 10/25/17	2,600	2,599
Small Business Administration Participation Certificates Series 2009-20D Class 1 4.310% due 04/01/29	559	579
Structured Asset Securities Corp. Series 2001-SB1 Class A2 3.375% due 08/25/31	51	44
USAA Auto Owner Trust Series 2008-2 Class A3 4.640% due 10/15/12	256	262

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Washington Mutual Master Note Trust (Ê)(Þ) Series 2007-C1 Class C1 0.654% due 05/15/14	215	215
World Omni Auto Receivables Trust Series 2009-A Class A3 3.330% due 05/15/13	495	507

		69,288

Corporate Bonds and Notes - 17.9%
Abbott Laboratories 5.600% due 05/15/11	160	168
AIG SunAmerica Global Financing VI (Þ) 6.300% due 05/10/11	1,500	1,540
Allstate Life Global Funding Trusts 5.375% due 04/30/13	200	220
Alltel Corp. 7.000% due 07/01/12	1,280	1,424
Altria Group, Inc. 8.500% due 11/10/13	1,515	1,781
American Airlines Pass Through Trust Series 01-1 6.817% due 05/23/11	370	370
American Express Bank FSB Series BKNT 5.500% due 04/16/13	300	324
American Express Credit Corp. Series C 7.300% due 08/20/13	1,535	1,749
American Express Travel Related Services Co., Inc. (Þ) 5.250% due 11/21/11	2,020	2,107
American International Group, Inc. 4.950% due 03/20/12	100	102
Series WI 8.250% due 08/15/18	100	107
Anheuser-Busch InBev Worldwide, Inc. (Þ) 7.200% due 01/15/14	930	1,071
AT&T Corp. 7.300% due 11/15/11	455	496
AT&T Mobility LLC 6.500% due 12/15/11	310	336
AT&T, Inc. 4.950% due 01/15/13	1,500	1,618
Bank of America Corp. 4.500% due 04/01/15	955	964
Bank One Corp. 5.900% due 11/15/11	1,360	1,447
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	915	956
Berkshire Hathaway Finance Corp. Series WI 4.000% due 04/15/12	440	464
Best Buy Co., Inc. 6.750% due 07/15/13	205	229
Boston Scientific Corp. 4.500% due 01/15/15	860	844
6.400% due 06/15/16	390	409

	Principal Amount ($) or Shares	Market Value $
Carolina Power & Light Co. 5.300% due 01/15/19	415	446
Case New Holland, Inc. (Þ) 7.750% due 09/01/13	450	474
CEDC Finance Corp. International, Inc. (Þ) 9.125% due 12/01/16	300	318
Cemex Finance LLC (Þ) 9.500% due 12/14/16	245	247
CenterPoint Energy Houston Electric LLC Series U 7.000% due 03/01/14	325	370
CIT Group, Inc. 7.000% due 05/01/13	58	57
7.000% due 05/01/14	87	84
7.000% due 05/01/15	387	369
7.000% due 05/01/17	204	194
7.000% due 05/01/16	145	138
Citibank NA 1.875% due 06/04/12	500	507
Series FXD 1.875% due 05/07/12	1,100	1,116
Citigroup Funding, Inc. 1.875% due 10/22/12	400	404
2.250% due 12/10/12	2,200	2,243
Citigroup, Inc. 5.100% due 09/29/11 2.125% due 04/30/12	1,200 1,900	1,248 1,938
5.625% due 08/27/12	1,585	1,669
5.500% due 04/11/13	700	739
Commonwealth Bank of Australia (Ê)(Þ) 0.714% due 07/12/13	4,600	4,626
Commonwealth Edison Co. Series 98 6.150% due 03/15/12	250	271
Delta Air Lines, Inc. Series 00A2 7.570% due 05/18/12	1,185	1,213
Devon Energy Corp. 5.625% due 01/15/14	615	678
Dexia Credit Local NY (Ê)(Þ) 0.652% due 03/05/13	2,800	2,802
DirecTV Holdings LLC 4.750% due 10/01/14	845	893
Discover Financial Services 10.250% due 07/15/19	430	527
Dominion Resources, Inc. Series B 6.250% due 06/30/12	350	383
Dow Chemical Co. (The) 4.850% due 08/15/12	1,180	1,248
Dr Pepper Snapple Group, Inc. 6.120% due 05/01/13	500	557
E*Trade Financial Corp. 12.500% due 11/30/17	128	153
EI du Pont de Nemours & Co. 5.875% due 01/15/14	190	213
El Paso Corp. 8.250% due 02/15/16	340	369
El Paso Performance-Linked Trust(Þ) 7.750% due 07/15/11	300	312

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	475	490
Enterprise Products Operating LLC 4.600% due 08/01/12	1,000	1,056
5.900% due 04/15/13	175	191
Express Scripts, Inc. 6.250% due 06/15/14	290	325
Farmers Insurance Exchange (Þ) 6.000% due 08/01/14	100	101
FirstEnergy Solutions Corp. 4.800% due 02/15/15	655	678
Ford Motor Credit Co. LLC 9.875% due 08/10/11	395	418
3.048% due 01/13/12 (Ê)	300	291
Fortune Brands, Inc. 3.000% due 06/01/12	745	752
FPL Group Capital, Inc. 5.625% due 09/01/11	240	253
Freescale Semiconductor, Inc. (Å) 9.250% due 04/15/18	600	624
General Electric Capital Corp. 2.125% due 12/21/12	200	204
2.800% due 01/08/13	3,050	3,101
Series GMTN 2.000% due 09/28/12	500	508
2.625% due 12/28/12	500	515
General Mills, Inc. 5.650% due 09/10/12	415	454
GMAC, Inc. 6.000% due 12/15/11	100	100
6.875% due 08/28/12	300	306
7.500% due 12/31/13	4,400	4,477
Goldman Sachs Group, Inc. (The) 3.625% due 08/01/12	1,135	1,156
5.450% due 11/01/12	610	646
Goodyear Tire & Rubber Co. (The) 8.625% due 12/01/11	705	736
HCA, Inc.(Þ) 7.250% due 09/15/20	725	761
Health Net, Inc. 6.375% due 06/01/17	500	465
Hewlett-Packard Co. 4.250% due 02/24/12	330	349
Hutchison Whampoa International, Ltd. (Þ) 5.750% due 09/11/19	685	717
IBM International Group Capital LLC 5.050% due 10/22/12	335	364
International Lease Finance Corp. 5.750% due 06/15/11	595	594
5.000% due 09/15/12	2,300	2,216
6.375% due 03/25/13	1,900	1,829
Jabil Circuit, Inc. 7.750% due 07/15/16	555	588
Jackson National Life Fund LLC 0.524% due 08/06/11	2,600	2,560

	Principal Amount ($) or Shares	Market Value $
John Deere Capital Corp. 4.900% due 09/09/13	650	710
JPMorgan Chase & Co. 4.850% due 06/16/11	1,160	1,206
0.902% due 02/26/13 (Ê)	1,030	1,033
Series 1 (Æ)(ƒ) 7.900% due 04/29/49	620	651
JPMorgan Chase Bank NA(Ê) 0.587% due 06/13/16	1,400	1,315
Kansas City Southern Railway 13.000% due 12/15/13	125	149
Kraft Foods, Inc. 2.625% due 05/08/13	580	593
5.375% due 02/10/20	845	876
Kroger Co. (The) 3.900% due 10/01/15	695	710
LBI Escrow Corp.(Þ) 8.000% due 11/01/17	370	383
Lehman Brothers Holdings Capital Trust VII (ƒ)(Ø) 5.857% due 11/29/49	270	—
Marathon Oil Corp. 6.500% due 02/15/14	150	169
Medco Health Solutions, Inc. 6.125% due 03/15/13	485	533
7.250% due 08/15/13	770	880
Medtronic, Inc. 4.500% due 03/15/14	230	247
3.000% due 03/15/15	1,230	1,242
Merrill Lynch & Co., Inc.(Ê) 0.516% due 07/25/11	500	497
Metropolitan Life Global Funding I (Þ) 0.698% due 07/13/11 (Ê)	2,000	1,997
2.875% due 09/17/12	175	178
5.125% due 04/10/13	2,695	2,900
MGM Mirage(Þ) 11.125% due 11/15/17	350	398
Microsoft Corp. 4.200% due 06/01/19	1,000	1,037
Morgan Stanley 6.600% due 04/01/12	400	433
6.625% due 04/01/18	855	907
Navistar International Corp. 8.250% due 11/01/21	420	443
NB Capital Trust IV 8.250% due 04/15/27	360	363
NBC Universal, Inc. (Å) 3.650% due 04/30/15	845	853
5.150% due 04/30/20	1,950	1,973
ONEOK Partners, LP 5.900% due 04/01/12	800	855
PACCAR, Inc. 6.875% due 02/15/14	700	804
Pacific Life Global Funding(Þ) 5.150% due 04/15/13	900	952
Pfizer, Inc. 4.450% due 03/15/12	490	519

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Philip Morris International, Inc. 4.875% due 05/16/13	3,250	3,512
6.875% due 03/17/14	380	439
Pricoa Global Funding I (Ê)(Þ) 0.438% due 01/30/12	200	196
0.488% due 09/27/13	200	191
Principal Life Income Funding Trusts 5.300% due 04/24/13	200	215
Procter & Gamble Co. 4.600% due 01/15/14	1,365	1,477
Prudential Financial, Inc. 6.200% due 01/15/15	310	345
Quebecor World Capital Corp. 6.125% due 11/15/13	70	—
4.875% due 11/15/49	205	—
Qwest Corp. 7.875% due 09/01/11	850	902
Rainbow National Services LLC (Þ) 8.750% due 09/01/12	400	406
Regions Financial Corp. 0.455% due 06/26/12 (Ê)	1,100	1,031
7.750% due 11/10/14	100	108
Roche Holdings, Inc. (Þ) 6.000% due 03/01/19	1,000	1,121
Rockies Express Pipeline LLC (Þ) 3.900% due 04/15/15	670	666
SABMiller PLC (Þ) 5.500% due 08/15/13	445	485
SBA Tower Trust (Å) 4.254% due 04/15/40	675	693
SLM Corp. (Ê) 0.546% due 10/25/11	200	192
Southern Copper Corp. 6.375% due 07/27/15	300	331
Sun Life Financial Global Funding, LP (Ê)(Þ) 0.452% due 07/06/11	1,300	1,286
SunTrust Banks, Inc. 5.250% due 11/05/12	2,150	2,280
TD Ameritrade Holding Corp. 4.150% due 12/01/14	1,310	1,338
Textron, Inc. 6.200% due 03/15/15	595	638
Time Warner Cable, Inc. 8.250% due 02/14/14	935	1,104
Transcontinental Gas Pipe Line Corp. Series B 7.000% due 08/15/11	600	639
Tyco International Finance SA 4.125% due 10/15/14	680	712
Union Pacific Corp. 6.500% due 04/15/12	345	376
Verizon Communications, Inc. 4.350% due 02/15/13	1,955	2,079
Wachovia Capital Trust III (ƒ) 5.800% due 03/29/49	755	653
Wachovia Corp. 5.500% due 05/01/13	1,100	1,196

	Principal Amount ($) or Shares	Market Value $
Wal-Mart Stores, Inc. 4.250% due 04/15/13	300	321
Walt Disney Co. (The) 4.500% due 12/15/13	385	417
WellPoint Health Networks, Inc. 6.375% due 01/15/12	471	507
Wells Fargo & Co. 4.375% due 01/31/13	725	766
Series K (ƒ) 7.980% due 03/29/49	4,600	4,853
Williams Partners, LP (Þ) 3.800% due 02/15/15	530	533
5.250% due 03/15/20	835	859
XTO Energy, Inc. 4.625% due 06/15/13	655	704
Yum! Brands, Inc. 4.250% due 09/15/15	595	619

		133,353

International Debt - 4.9%
America Movil SAB de CV (Þ) 3.625% due 03/30/15	1,115	1,127
ANZ National International, Ltd. (Þ) 6.200% due 07/19/13	200	221
Banco Nacional de Desenvolvimento Economico e Social (Þ) 6.500% due 06/10/19	660	701
Banco Santander Chile 1.557% due 04/20/12 (Ê)(Å)	700	700
2.875% due 11/13/12 (Þ)	1,200	1,202
Bank of Tokyo-Mitsubishi UFJ, Ltd. (Þ) 3.850% due 01/22/15	600	621
BHP Billiton Finance USA, Ltd. 5.500% due 04/01/14	200	222
Cenovus Energy, Inc. (Þ) 4.500% due 09/15/14	335	353
Colombia Government International Bond 7.375% due 03/18/19	570	655
Corp. Andina de Fomento 8.125% due 06/04/19	250	299
Danske Bank A/S (Þ) 2.500% due 05/10/12	200	204
Deutsche Telekom International Finance BV 4.875% due 07/08/14	905	959
Dexia Credit Local (Ê)(Å) 0.808% due 04/29/14	1,400	1,398
Digicel Group, Ltd. (Þ) 9.125% due 01/15/15	770	778
10.500% due 04/15/18	300	322
Enel Finance International SA (Þ) 3.875% due 10/07/14	625	639
Galaxy Entertainment Finance Co., Ltd. (Þ) 9.875% due 12/15/12	350	367
Husky Energy, Inc. 5.900% due 06/15/14	785	869

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ING Bank NV 2.625% due 02/09/12 (Þ)	3,400	3,483
1.090% due 03/30/12 (Ê)(Å)	300	300
3.900% due 03/19/14 (Þ)	300	318
Intesa Sanpaolo Series YCD 2.375% due 12/21/12	2,100	2,117
Kansas City Southern de Mexico SA de CV 12.500% due 04/01/16	100	118
8.000% due 02/01/18 (Þ)	450	469
Landmark CDO, Ltd. (Ê)(Þ) Series 2003-3A Class A1LA 0.773% due 01/15/16	884	820
Morgan Stanley (Ê) 0.988% due 03/01/13	1,700	2,155
Norske Skogindustrier ASA (Þ) 6.125% due 10/15/15	535	349
PE Paper Escrow GmbH (Þ) 12.000% due 08/01/14	400	456
Rio Tinto Finance USA, Ltd. 5.875% due 07/15/13	1,225	1,354
Russian Foreign Bond - Eurobond (Þ) 3.625% due 04/29/15	700	683
SABMiller PLC (Þ) 6.500% due 07/01/16	240	276
Santander US Debt SA Unipersonal (Ê)(Þ) 1.089% due 03/30/12	1,800	1,800
Swedish Housing Finance Corp. (Þ) 3.125% due 03/23/12	1,500	1,549
Telefonica Emisiones SAU 2.582% due 04/26/13	595	597
6.421% due 06/20/16	890	994
TNK-BP Finance SA (Þ) Series 144a 7.500% due 07/18/16	490	524
TransCapitalInvest, Ltd. for OJSC AK Transneft (Þ) 7.700% due 08/07/13	1,100	1,213
Transocean, Inc. 5.250% due 03/15/13	610	660
Tyco Electronics Group SA 6.000% due 10/01/12	760	820
UBS AG (Ê) 1.352% due 02/23/12	700	704
Volvo Treasury AB (Þ) 5.950% due 04/01/15	635	658
Westpac Banking Corp. 2.250% due 11/19/12	2,000	2,024
XL Capital, Ltd. 5.250% due 09/15/14	515	538
Series E (ƒ) 6.500% due 12/31/49	270	221

		36,837

Loan Agreements - 0.1%
Energy Future Holdings Corp., Term Loan B 3.751% due 10/10/14	330	268
3.790% due 10/10/14	3	2

	Principal Amount ($) or Shares	Market Value $
First Data Corp., Term Loan B 3.013% due 09/24/14	232	209
First Data Corp., Term Loan B 1 3.031% due 09/24/14	7	6
3.040% due 09/24/14	12	11
Newsday Corp. 10.500% due 07/09/13	275	299
Supermedia, Inc. Exit Term Loan 11.000% due 12/31/15	94	88

		883

Mortgage-Backed Securities - 23.6%
American Home Mortgage Investment Trust (Ê) Series 2004-3 Class 5A 2.340% due 10/25/34	881	749
Series 2004-4 Class 4A
2.387% due 02/25/45	286	260
Asset Securitization Corp. Series 1997-D5 Class A3 7.201% due 02/14/43	145	156
Banc of America Alternative Loan Trust Series 2005-3 Class 2A1 5.500% due 04/25/20	164	150
Series 2005-9 Class 5A1
5.500% due 10/25/20	59	58
Banc of America Commercial Mortgage, Inc. Series 2000-2 Class B 7.378% due 09/15/32	130	130
Series 2000-2 Class C 7.438% due 09/15/32	410	411
Series 2002-PB2 Class C 6.349% due 06/11/35	155	158
Series 2003-1 Class SBB (Þ) 5.860% due 03/11/32	478	523
Series 2003-1 Class SBC (Þ) 5.790% due 03/11/32	652	711
Series 2003-1 Class SBE (Þ) 6.770% due 03/11/32	965	1,078
Series 2004-4 Class A3 4.128% due 07/10/42	21	21
Series 2005-1 Class A4 5.203% due 11/10/42	850	883
Series 2006-2 Class A4 5.738% due 05/10/45	275	288
Series 2007-2 Class AAB 5.639% due 04/10/49	210	214
Banc of America Funding Corp. Series 2005-D Class A1 (Ê) 2.990% due 05/25/35	4,743	4,665
Series 2006-2 Class 2A18 5.750% due 03/25/36	1,900	1,478
Series 2006-A Class 1A1 (Ê) 4.454% due 02/20/36	244	232

Russell Short Duration Bond Fund	199

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-F Class 1A2 (Ê) 5.156% due 07/20/36	90	45
Series 2006-I Class 5A1 (Ê) 6.063% due 10/20/46	648	571
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 5A1 6.500% due 10/25/31	84	83
Series 2004-I Class 2A2 (Ê) 3.677% due 10/25/34	478	453
Series 2004-L Class 1A1 (Ê) 3.756% due 01/25/35	40	39
Series 2004-L Class 2A1 (Ê) 3.307% due 01/25/35	1,455	1,340
Series 2005-G Class 2A1 (Ê) 4.908% due 08/25/35	235	197
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 5A1 5.452% due 04/25/33	245	241
Series 2003-8 Class 2A1 (Ê) 3.552% due 01/25/34	155	153
Series 2005-6 Class 1A1 3.724% due 08/25/35	198	147
Series 2007-3 Class 1A1 5.378% due 05/25/47	117	91
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.952% due 05/25/35	666	501
Series 2005-7 Class 22A1 5.119% due 09/25/35	43	33
Series 2006-3 Class 33A1 (Ê) 6.026% due 05/25/36	599	366
Bear Stearns Asset Backed Securities Trust 6.500% due 01/01/32	450	451
Series 2003-AC3 Class A1 4.500% due 07/25/33	227	211
Bear Stearns Commercial Mortgage Securities Series 2000-WF1 Class E 8.141% due 02/15/32	490	490
Series 2000-WF2 Class C 7.590% due 10/15/32	200	204
Series 2001-TOP Class A1 5.060% due 11/15/16	49	49
Series 2001-TOP Class A2 6.480% due 02/15/35	248	256
Series 2001-TOP Class A3 5.610% due 11/15/33	50	52
Series 2004-PWR Class A2 4.254% due 07/11/42	223	223
Series 2004-PWR Class A3 4.565% due 07/11/42	540	548
Series 2007-T26 Class A4 5.471% due 01/12/45	100	103
Bear Stearns Mortgage Funding Trust (Ê) Series 2007-AR1 Class 2A1 0.333% due 02/25/37	153	152

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 5.578% due 01/26/36	206	132
Series 2007-R6 Class 2A1 5.621% due 12/26/46	143	94
Chase Commercial Mortgage Securities Corp. Series 2000-2 Class B 7.782% due 07/15/32	415	415
Series 2000-3 Class A2 7.319% due 10/15/32	19	19
Chase Mortgage Finance Corp. Series 2007-A1 Class 8A1 4.212% due 02/25/37	520	524
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class AM 5.462% due 10/15/49	640	585
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class E 7.269% due 09/15/30	546	546
Commercial Mortgage Asset Trust Series 1999-C2 Class A2 7.546% due 11/17/32	15	15
Series 1999-C2 Class E 7.640% due 11/17/32	50	49
Commercial Mortgage Pass Through Certificates Series 2001-J1A Class A2 (Þ) 6.457% due 02/16/34	138	139
Series 2001-J1A Class B (Þ) 6.614% due 02/16/34	180	185
Series 2003-LB1 Class A2 4.084% due 06/10/38	600	617
Series 2006-C8 Class A4 5.306% due 12/10/46	400	390
Community Program Loan Trust Series 1987-A Class A4 4.500% due 10/01/18	618	623
Countrywide Alternative Loan Trust Series 2003-J2 Class A1 6.000% due 10/25/33	150	148
Series 2004-12C Class 1A1 5.000% due 07/25/19	1,405	1,357
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-12 Class 1M 3.952% due 08/25/34	2,247	188
Series 2004-22 Class A3 3.511% due 11/25/34	194	175
Series 2004-HYB Class 1A1 3.379% due 02/20/35	341	311
Series 2005-29 Class A1 5.750% due 12/25/35	1,008	864
Series 2005-HYB Class 5A1 (Ê) 5.250% due 02/20/36	722	504
Series 2006-1 Class A2 6.000% due 03/25/36	983	836

200	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-21 Class A9 5.750% due 02/25/37	532	520
Series 2006-HYB Class 1A2 3.367% due 06/20/36	74	5
Series 2006-HYB Class 3A1A 5.975% due 05/20/36	535	386
Series 2006-R2 Class AF1 (Ê)(Þ) 0.683% due 07/25/36	473	358
Series 2007-1 Class A1 6.000% due 03/25/37	3,747	3,067
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class D 7.170% due 05/17/40	15	15
Series 2001-CF2 Class A4 6.505% due 02/15/34	68	69
Series 2001-CF2 Class B 6.718% due 02/15/34	490	501
Series 2001-CK1 Class A3 6.380% due 12/18/35	85	86
Series 2001-CK1 Class C 6.730% due 12/18/35	145	146
Series 2001-SPG Class A2 (Þ) 6.515% due 08/13/18	20	21
Series 2002-CKN Class C1 6.376% due 04/15/37	835	842
Series 2002-CKP Class A3 6.439% due 12/15/35	565	598
Series 2002-CKS Class B 5.333% due 11/15/36	450	463
Series 2005-C3 Class A2 4.512% due 07/15/37	101	101
Series 2005-C4 Class A2 5.017% due 08/15/38	585	585
Series 2005-C6 Class A4 5.230% due 12/15/40	10	10
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A3 5.846% due 03/15/39	100	102
Crown Castle Towers LLC (Þ) Series 2006-1A Class AFX 5.245% due 11/15/36	160	167
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2003-4XS Class A6A 4.820% due 10/25/33	540	500
Series 2007-AR1 Class A3B (Ê) 0.333% due 01/25/47	51	50
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B1 6.910% due 06/10/31	12	12
Series 2000-CF1 Class A1B 7.620% due 06/10/33	—	—
Series 2000-CF1 Class A4 8.020% due 06/10/33	305	305
Series 2000-CKP Class A1B 7.180% due 11/10/33	1,011	1,016

	Principal Amount ($) or Shares	Market Value $
Fannie Mae 6.000% due 2011	15	15
6.500% due 2011	5	5
5.000% due 2013	198	205
6.000% due 2013	87	94
6.000% due 2014	273	294
5.500% due 2016	478	512
5.500% due 2017	728	784
6.000% due 2017	93	99
7.000% due 2017	81	89
4.000% due 2018	2,181	2,276
7.000% due 2024	1,796	1,937
2.645% due 2033 (Ê)	53	55
6.000% due 2033	—	—
3.420% due 2035 (Ê)	217	225
4.682% due 2035 (Ê)	2,246	2,360
4.941% due 2035 (Ê)	13,628	14,248
6.000% due 2036	303	323
5.500% due 2037	—	—
6.000% due 2037	7,539	8,036
6.000% due 2038	4,833	5,148
6.000% due 2039	250	267
1.714% due 2041 (Ê)	496	497
1.663% due 2042 (Ê)	197	197
30 Year TBA (Ï)
4.500%	4,000	4,032
5.500%	935	913
Fannie Mae Grantor Trust Series 2001-T3 Class A1 7.500% due 11/25/40	378	431
Series 2001-T4 Class A1 7.500% due 07/25/41	60	68
Series 2001-T10 Class A1 7.000% due 12/25/41	89	99
Series 2001-T10 Class A2 7.500% due 12/25/41	49	56
Series 2002-T19 Class A1 6.500% due 07/25/42	674	738
Fannie Mae REMICS Series 2003-16 Class BH 5.000% due 03/25/17	694	718
Series 2003-24 Class PU 3.500% due 11/25/15	23	23
Series 2003-63 Class GU 4.000% due 07/25/33	71	73
Series 2003-75 Class NB 3.250% due 08/25/18	149	151
Series 2004-70 Class EB 5.000% due 10/25/24	335	358
Series 2007-30 Class AF (Ê) 0.573% due 04/25/37	451	446
Series 2007-39 Class EF (Ê) 0.513% due 05/25/37	228	226
Series 2007-63 Class FC (Ê) 0.613% due 07/25/37	2,734	2,721
Series 2007-73 Class A1 (Ê) 0.323% due 07/25/37	328	299

Russell Short Duration Bond Fund	201

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2009-69 Class MB 4.000% due 09/25/29	265	251
Series 2009-96 Class DB 4.000% due 11/25/29	265	249
Series 2010-15 Class FD (Ê) 1.003% due 03/25/40	3,480	3,481
Fannie Mae Whole Loan Series 2002-W3 Class A4 6.500% due 11/25/41	478	523
Series 2003-W2 Class 1A1 6.500% due 07/25/42	261	285
FDIC Structured Sale Guaranteed Notes (Þ) Series 2010-L2A Class A 3.000% due 09/30/19	2,350	2,347
Series 2010-S1 Class 1A (Ê) 0.823% due 02/25/48	961	964
Series A-1 0.010% due 10/25/11	1,000	985
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-51 Class 1A 6.500% due 09/25/43	218	236
Series 2003-54 Class 2A 6.500% due 02/25/43	185	202
Series 2005-63 Class 1A1 (Ê) 1.663% due 02/25/45	493	496
First Union Commercial Mortgage Securities, Inc. Series 1997-C2 Class D 7.120% due 11/18/29	350	376
First Union National Bank Commercial Mortgage Series 2000-C2 Class A2 7.202% due 10/15/32	307	309
Series 2001-C2 Class A2 6.663% due 01/12/43	770	791
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class A2 6.136% due 03/15/33	86	87
Series 2001-C1 Class C 6.403% due 03/15/33	320	326
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class C 6.730% due 11/18/35	426	435
Series 1998-C2 Class D 6.778% due 11/18/35	1,175	1,259
Freddie Mac 6.000% due 2011	38	40
6.000% due 2013	32	34
5.500% due 2014	19	20
6.000% due 2014	40	43
6.000% due 2016	194	209
6.000% due 2018	172	186
5.500% due 2029	468	498
6.000% due 2029	52	56
9.000% due 2030	322	364

	Principal Amount ($) or Shares	Market Value $
6.000% due 2031	130	141
6.000% due 2033	270	294
4.936% due 2035 (Ê)	412	428
5.500% due 2038	429	454
5.500% due 2039	571	604
Freddie Mac REMICS Series 2003-255 Class PB 5.500% due 08/15/30	3	3
Series 2003-258 Class DG 5.000% due 03/15/32	660	697
Series 2003-258 Class NS 3.250% due 09/15/15	79	80
Series 2003-261 Class JA 3.760% due 03/15/29	544	557
Series 2003-262 Class GE 4.500% due 04/15/17	128	132
Series 2003-263 Class AB 4.500% due 06/15/18	970	1,015
Series 2003-265 Class WT 4.500% due 08/15/18	810	857
Series 2004-285 Class BA 4.500% due 02/15/20	346	352
Series 2006-314 Class LF (Ê) 0.637% due 05/15/36	436	439
Series 2007-333 Class BF (Ê) 0.487% due 07/15/19	234	233
Series 2007-333 Class FT (Ê) 0.487% due 08/15/19	573	570
Series 2008-341 Class JB 4.500% due 02/15/23	360	375
Series 2010-364 Class JA 1.500% due 03/15/15	2,793	2,789
GE Capital Commercial Mortgage Corp. Series 2000-1 Class A2 6.496% due 01/15/33	234	239
Series 2000-1 Class C 6.734% due 01/15/33	25	25
Series 2001-1 Class A2 6.531% due 05/15/33	246	254
Series 2001-1 Class B 6.719% due 05/15/33	345	355
Series 2001-1 Class D 7.108% due 05/15/33	465	479
Series 2001-3 Class A1 5.560% due 06/10/38	276	281
Series 2001-3 Class A2 6.070% due 06/10/38	151	159
Series 2002-1A Class A3 6.269% due 12/10/35	470	499
Series 2004-C2 Class A2 4.119% due 03/10/40	116	117
Series 2005-C1 Class A2 4.353% due 06/10/48	114	116
Series 2005-C1 Class A3 4.578% due 06/10/48	130	133
Series 2005-C3 Class A4 5.046% due 07/10/45	75	75

202	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ginnie Mae I 9.500% due 2017	—	—
6.500% due 2038	483	524
Ginnie Mae II (Ê) 3.625% due 2027	40	42
4.000% due 2032	61	64
GMAC Commercial Mortgage Securities, Inc. Series 1999-C1 Class D 7.194% due 05/15/33	33	33
Series 2000-C2 Class B 7.594% due 08/16/33	580	580
Series 2001-C1 Class A2 6.465% due 04/15/34	23	24
Series 2001-C1 Class B 6.670% due 04/15/34	535	552
Series 2004-C3 Class A4 4.547% due 12/10/41	1,340	1,361
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A (Ê) 5.102% due 05/25/35	81	73
Series 2007-HE2 Class A2 6.054% due 12/25/37	749	397
Government National Mortgage Association Series 2006-67 Class A 3.947% due 11/16/30	787	812
Series 2007-4 Class A 4.206% due 06/16/29	920	955
Greenpoint Mortgage Funding Trust (Ê) Series 2006-AR8 Class 1A1A 0.343% due 01/25/47	265	249
Greenpoint Mortgage Pass-Through Certificates (Ê) Series 2003-1 Class A1 2.999% due 10/25/33	233	194
Greenwich Capital Commercial Funding Corp. Series 2007-GG9 Class A4 5.444% due 03/10/39	100	100
GSMPS Mortgage Loan Trust (Þ) Series 1998-1 Class A 8.000% due 09/19/27	76	76
Series 1998-2 Class A 7.750% due 05/19/27	390	380
Series 1998-3 Class A 7.750% due 09/19/27	19	19
Series 1999-3 Class A 8.000% due 08/19/29	29	29
Series 2005-RP1 Class 1A3 8.000% due 01/25/35	368	348
Series 2005-RP1 Class 1A4 8.500% due 01/25/35	237	225
Series 2006-RP1 Class 1A2 7.500% due 01/25/36	307	286
Series 2006-RP1 Class 1A3 8.000% due 01/25/36	129	121

	Principal Amount ($) or Shares	Market Value $
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 3.614% due 06/25/34	317	294
Series 2005-AR6 Class 2A1 (Ê) 2.948% due 09/25/35	481	468
Series 2006-1F Class 5A2 6.000% due 02/25/36	38	11
Series 2006-3F Class 2A3 5.750% due 03/25/36	1,118	961
Series 2007-AR1 Class 1A1 3.693% due 03/25/37	4,326	2,794
Harborview Mortgage Loan Trust Series 2005-4 Class 3A1 4.626% due 07/19/35	174	136
Series 2006-12 Class 2A11 (Ê) 0.346% due 01/19/38	158	158
Indymac Index Mortgage Loan Trust (Ê) Series 2006-AR1 Class 1A1A 0.353% due 11/25/46	73	73
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class C 6.633% due 03/15/33	200	203
Series 2002-C1 Class A3 5.376% due 07/12/37	195	206
Series 2002-C2 Class A1 4.326% due 12/12/34	289	294
Series 2003-C1 Class B 5.095% due 01/12/37	155	157
Series 2004-CBX Class A3 4.184% due 01/12/37	22	22
Series 2005-CB1 Class A2 5.016% due 08/12/37	125	125
JP Morgan Commercial Mortgage Finance Corp. Series 2000-C10 Class B 7.748% due 08/15/32	509	508
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A2 6.044% due 11/15/35	269	273
Series 2001-CIB Class D 6.751% due 03/15/33	345	354
Series 2003-C1 Class A2 4.985% due 01/12/37	310	327
Series 2006-CB1 Class A4 5.814% due 06/12/43	165	173
Series 2007-LD1 Class A4 5.882% due 02/15/51	100	100
Series 2009-IWS Class A1 (Þ) 4.314% due 12/05/27	552	568
Series 2009-IWS Class A2 (Þ) 5.633% due 12/05/27	535	571
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 (Ê) 5.015% due 02/25/35	39	39

Russell Short Duration Bond Fund	203

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2005-A4 Class 1A1 5.384% due 07/25/35	279	270
Series 2005-A8 Class 1A1 5.406% due 11/25/35	—	—
Series 2006-A6 Class 1A2 5.942% due 10/25/36	81	72
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class E 7.000% due 02/18/30	525	571
Series 1999-C1 Class C 7.020% due 06/15/31	363	363
Series 1999-C1 Class D 7.020% due 06/15/31	1,500	1,497
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class B 7.950% due 03/15/32	120	121
Series 2000-C4 Class A2 7.370% due 08/15/26	181	181
Series 2000-C4 Class B 7.480% due 07/15/32	415	417
Series 2000-C4 Class C 7.610% due 07/15/32	165	166
Series 2000-C5 Class A2 6.510% due 12/15/26	125	126
Series 2001-C3 Class B 6.512% due 06/15/36	175	182
Series 2003-C7 Class A4 4.931% due 09/15/35	790	832
Series 2004-C2 Class A3 3.973% due 03/15/29	300	306
Series 2004-C4 Class A2 4.567% due 06/15/29	27	27
Series 2004-C7 Class A5 4.628% due 10/15/29	232	239
Lehman Mortgage Trust Series 2006-1 Class 3A3 5.500% due 02/25/36	204	179
Master Reperforming Loan Trust (Þ)(Å) Series 2005-1 Class 1A3 7.000% due 08/25/34	228	217
Series 2005-1 Class 1A5 8.000% due 08/25/34	442	427
Series 2005-2 Class 1A4 8.000% due 05/25/35	482	462
Master Specialized Loan Trust (Þ) Series 2005-2 Class A2 5.150% due 07/25/35	177	167
MASTR Adjustable Rate Mortgages Trust Series 2005-1 Class B1 3.656% due 03/25/35	329	36
Mellon Residential Funding Corp. (Ê) Series 2000-TBC Class A1 0.734% due 06/15/30	585	521
Merrill Lynch Mortgage Investors, Inc. (Ê) Series 2005-A10 Class A 0.473% due 02/25/36	56	45

	Principal Amount ($) or Shares	Market Value $
Merrill Lynch Mortgage Trust Series 2005-CIP Class A2 4.960% due 07/12/38	338	342
Series 2006-C1 Class A1 5.528% due 05/12/39	316	320
Series 2006-C1 Class A4 5.655% due 05/12/39	130	135
Series 2008-C1 Class A4 5.690% due 02/12/51	475	476
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	200	191
MLCC Mortgage Investors, Inc. Series 2005-1 Class 2A1 2.367% due 04/25/35	340	324
Series 2005-1 Class 2A2 2.367% due 04/25/35	729	672
Series 2005-3 Class 5A (Ê) 0.513% due 11/25/35	104	92
Morgan Stanley Capital I Series 1999-LIF Class A2 7.110% due 04/15/33	—	—
Series 2004-HQ3 Class A2 4.050% due 01/13/41	117	117
Series 2004-IQ8 Class A3 4.500% due 06/15/40	26	26
Series 2005-HQ6 Class A1 4.646% due 08/13/42	344	344
Morgan Stanley Dean Witter Capital I Series 2001-FRM Class E (Þ) 6.691% due 07/12/16	305	313
Series 2001-IQA Class A3 5.720% due 12/18/32	49	49
Series 2001-PGM Class G (Þ) 7.691% due 03/11/16	1,395	1,469
Series 2001-TOP Class B 6.810% due 02/15/33	510	521
Series 2001-TOP Class C 6.790% due 07/15/33	505	495
Series 2001-TOP Class E (Þ) 7.351% due 02/15/33	55	55
Series 2002-TOP Class B 6.080% due 01/15/39	1,100	1,162
Morgan Stanley Mortgage Loan Trust Series 2006-2 Class 6A 6.500% due 02/25/36	436	349
Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	223	206
Prime Mortgage Trust (Ê) Series 2004-CL1 Class 1A2 0.663% due 02/25/34	88	80
Series 2004-CL1 Class 2A2 0.663% due 02/25/19	13	13
RBSCF Trust (Å) Series 2010-MB1 Class A2 3.686% due 04/15/24	810	818

204	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Residential Accredit Loans, Inc. Series 2005-QS1 Class 2A1 6.000% due 09/25/35	328	253
Residential Asset Mortgage Products, Inc. Series 2004-SL4 Class A3 6.500% due 07/25/32	49	49
Residential Asset Securitization Trust Series 2005-A10 Class A3 5.500% due 09/25/35	1,101	872
Residential Funding Mortgage Securities I Series 2006-S10 Class 1A7 6.000% due 10/25/36	700	554
Series 2006-SA3 Class 3A1 6.036% due 09/25/36	401	309
Series 2007-S9 Class 1A1 6.000% due 10/25/37	250	211
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C3 Class B 6.758% due 12/18/33	75	76
Series 2001-C1 Class E 6.310% due 12/18/35	130	126
Series 2001-C2 Class C 6.842% due 11/13/36	195	202
Series 2002-KEY Class C 5.045% due 03/18/36	70	70
Series 2003-UP2 Class A1 4.000% due 12/25/18	320	320
SBA CMBS Trust (Þ) Series 2006-1A Class B 5.451% due 11/15/36	95	99
Structured Adjustable Rate Mortgage Loan Trust Series 2005-22 Class 4A2 5.323% due 12/25/35	18	4
Structured Asset Mortgage Investments, Inc. (Ê) Series 2002-AR3 Class A1 0.916% due 09/19/32	23	21
Structured Asset Securities Corp. Series 2001-21A Class 1A1 (Ê) 2.393% due 01/25/32	16	16
Series 2003-34A Class 6A 4.891% due 11/25/33	556	537
Series 2005-6 Class B2 5.311% due 05/25/35	178	17
Suntrust Adjustable Rate Mortgage Loan Trust (Ê) Series 2007-2 Class 3A3 5.692% due 04/25/37	8,822	7,400
Thornburg Mortgage Securities Trust (Ê) Series 2006-6 Class A1 0.373% due 11/25/46	352	345
Wachovia Bank Commercial Mortgage Trust Series 2003-C5 Class B 4.107% due 06/15/35	45	45
Series 2004-C14 Class A2 4.368% due 08/15/41	763	778

	Principal Amount ($) or Shares	Market Value $
Series 2005-C20 Class A5 5.087% due 07/15/42	35	36
Series 2007-C31 Class A4 5.509% due 04/15/47	100	96
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR6 Class A (Ê) 1.863% due 06/25/42	77	63
Series 2002-AR9 Class 1A (Ê) 1.863% due 08/25/42	198	151
Series 2003-AR7 Class A7 (Ê) 2.830% due 08/25/33	230	225
Series 2004-AR1 Class A2A (Ê) 0.620% due 11/25/34	595	441
Series 2005-AR1 Class A1A1 (Ê) 0.553% due 10/25/45	148	124
Series 2006-AR1 Class 1A4 5.586% due 11/25/36	—	—
Series 2006-AR1 Class 2A (Ê) 3.114% due 09/25/46	500	375
Series 2006-AR8 Class 1A5 5.837% due 08/25/46	1,347	279
Series 2006-AR8 Class 2A3 (Ê) 6.091% due 08/25/36	28	7
Series 2007-HY3 Class 4A1 5.310% due 03/25/37	1,179	1,061
Wells Fargo Mortgage Backed Securities Trust Series 2004-BB Class A2 (Ê) 2.903% due 01/25/35	262	250
Series 2004-BB Class A4 (Ê) 2.903% due 01/25/35	922	920
Series 2004-CC Class A1 (Ê) 4.932% due 01/25/35	413	403
Series 2004-E Class A2 (Ê) 4.500% due 05/25/34	604	606
Series 2004-EE Class 3A1 (Ê) 3.827% due 12/25/34	263	262
Series 2004-I Class 1A1 3.337% due 07/25/34	300	296
Series 2005-9 Class 1A1 4.750% due 10/25/35	803	796
Series 2005-12 Class 1A7 5.500% due 11/25/35	152	77
Series 2005-17 Class 1A1 5.500% due 01/25/36	457	438
Series 2005-AR1 Class 2A1 2.999% due 10/25/35	1,905	1,760
Series 2005-AR2 Class 2A1 (Ê) 2.879% due 03/25/35	442	408
Series 2005-AR2 Class 2A2 (Ê) 2.879% due 03/25/35	448	426
Series 2005-AR4 Class 2A2 2.972% due 04/25/35	222	218
Series 2005-AR8 Class 2A1 3.131% due 06/25/35	107	107
Series 2006-3 Class A1 5.500% due 03/25/36	1,243	1,136

Russell Short Duration Bond Fund	205

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2006-4 Class 2A3 5.750% due 04/25/36		705	259
Series 2006-AR1 Class 2A2 5.587% due 11/25/36		519	152
Series 2006-AR1 Class 2A4 (Ê) 5.958% due 10/25/36		73	17
Series 2006-AR1 Class 4A1 (Ê) 5.508% due 07/25/36		905	725
Series 2006-AR1 Class 5A1 (Ê) 5.491% due 07/25/36		—	—
Series 2006-AR1 Class A1 (Ê) 5.218% due 10/25/36		3,028	2,533
Series 2006-AR2 Class 2A1 4.950% due 03/25/36		744	695
Series 2006-AR4 Class 1A1 (Ê) 5.828% due 04/25/36		123	112
Series 2006-AR4 Class 2A1 (Ê) 5.724% due 04/25/36		848	775
Series 2006-AR5 Class 2A1 (Ê) 5.487% due 04/25/36		736	611
Series 2006-AR6 Class 7A1 (Ê) 5.105% due 03/25/36		68	65
Series 2007-14 Class 1A1 6.000% due 10/25/37		—	—

			176,088

Municipal Bonds - 0.6%
Massachusetts Educational Financing Authority (Ê) Series 2008-1 Class A1 1.266% due 04/25/38		1,563	1,572
South Carolina Student Loan Corp. (Ê) Series 2008-1 Class A1 0.752% due 09/02/14		45	45
Series 2008-1 Class A4 1.252% due 09/03/24		400	407
South Carolina Student Loan Corp. Revenue Bonds (Ê) Series 2008-1 Class A2 0.802% due 03/01/18		600	603
Series 2008-1 Class A3 1.002% due 03/02/20		700	704
State of Illinois General Obligation Unlimited 2.766% due 01/01/12		1,000	1,012

			4,343

Non-US Bonds - 1.3%
Asian Development Bank 6.000% due 01/20/15	AUD	465	429
Brazil Notas do Tesouro Nacional Serie F Series NTNF 10.000% due 01/01/17	BRL	900	480
10.000% due 01/01/21	BRL	1,695	871
Canadian Government Bond 4.000% due 06/01/16	CAD	730	750
FCE Bank PLC 7.125% due 01/16/12	EUR	1,100	1,487

	Principal Amount ($) or Shares		Market Value $
Fortis Bank Nederland Holding NV 3.000% due 04/17/12	EUR	100	137
Gaz Capital SA for Gazprom (Þ) 7.510% due 07/31/13		600	650
German Treasury Bills 5.000% due 01/04/12	EUR	140	200
4.000% due 01/04/18	EUR	150	218
Inter-American Development Bank 6.500% due 08/20/19	AUD	720	673
Lehman Brothers Holdings, Inc. () Zero coupon due 12/31/49	EUR	950	291
Mexican Bonos Desarr 7.250% due 12/15/16	MXN	10,445	853
SLM Corp. 4.875% due 12/17/12	GBP	500	742
Societe Financement de l’Economie Francaise 2.125% due 05/20/12	EUR	300	407
3.375% due 05/05/14 (Þ)	EUR	1,300	1,351

			9,539

United States Government Agencies - 2.1%
Fannie Mae 5.250% due 08/01/12		3,095	3,338
Federal Home Loan Mortgage Corp. 1.125% due 06/01/11		1,500	1,508
0.216% due 09/19/11 (Ê)		3,000	2,997
Federal National Mortgage Association 2.000% due 01/01/12		210	213
1.750% due 05/07/13		2,500	2,503
2.000% due 10/09/19		8,005	4,787
Freddie Mac 2.125% due 03/23/12		325	331

			15,677

United States Government Treasuries - 6.1%
United States Treasury Inflation Indexed Bonds 2.000% due 04/15/12		107	112
1.375% due 07/15/18		1,106	1,134
1.375% due 01/15/20 (Æ)		3,924	3,959
United States Treasury Notes 1.000% due 12/31/11		5,800	5,819
0.875% due 02/29/12		—	—
1.375% due 02/15/13		6,775	6,770
1.375% due 03/15/13		1,400	1,397
1.750% due 04/15/13		1,405	1,416
2.500% due 03/31/15		4,070	4,090
3.125% due 04/30/17		12,500	12,508
3.625% due 02/15/20		7,950	7,926
4.625% due 02/15/40		250	254

			45,385

Total Long-Term Investments (cost $477,384)			491,393

206	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Preferred Stocks - 0.3%
Financial Services - 0.3%
DG Funding Trust (Ê)(Å)	219	1,781
Federal Home Loan Mortgage Corp. (Æ)(ƒ)	19,825	31
Federal National Mortgage Association (Æ)(ƒ)	20,827	28
Wells Fargo & Co.	300	295

Total Preferred Stocks (cost $3,489)		2,135

Warrants & Rights - 0.0%
World Color Press, Inc. (Æ) 2014 Warrants	87	1

Total Warrants & Rights (cost $—)		1

Short-Term Investments - 9.4%
Aetna, Inc. 7.875% due 03/01/11	200	211
American Express Centurion Bank Series BKNT 5.200% due 11/26/10	500	510
American Express Credit Corp. 0.429% due 12/02/10 (Ê)	500	500
Series MTNB (Ê) 0.399% due 10/04/10	500	500
American General Finance Corp. 4.875% due 05/15/10	200	200
American International Group, Inc. 4.700% due 10/01/10	1,950	1,961
Bank of Scotland PLC (Ê)(Þ) 0.312% due 12/08/10	600	599
Capmark Financial Group, Inc. (Ø) 3.114% due 05/10/10	410	150
Citigroup, Inc. (Ê) 0.400% due 05/18/10	1,900	1,900
Comcast Cable Communications LLC 6.750% due 01/30/11	400	417
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	640	656
Credit Agricole SA (Ê)(Þ) 0.302% due 05/28/10	300	300
Discover Financial Services (Ê) Series WI 0.786% due 06/11/10	1,060	1,060
Fannie Mae 4.500% due 2010	164	165
6.000% due 2010	3	3
6.500% due 2010	6	6
6.250% due 2011	900	939
Fortune Brands, Inc. 5.125% due 01/15/11	350	360
Freddie Mac 4.000% due 08/01/10	144	145

	Principal Amount ($) or Shares	Market Value $
Freddie Mac Discount Notes (ç)(ž) Zero Coupon due 07/23/10	12,000	11,995
International Lease Finance Corp. 5.450% due 03/24/11	80	80
KeyBank NA (Ê) Series BKNT 2.502% due 06/02/10	300	300
Keycorp (Ê) 0.860% due 11/22/10	1,100	1,399
Lehman Brothers Holdings, Inc. 2.951% due 05/25/10 (Ø)	800	173
1.000% due 04/05/11	10	3
Marsh & McLennan Cos., Inc. 5.150% due 09/15/10	840	852
Merrill Lynch & Co., Inc. Series MTNB 4.500% due 11/04/10	295	300
Morgan Stanley (Ê) 2.350% due 05/14/10	400	400
Morgan Stanley Dean Witter Capital I (Þ) Series 2001-DFM Class A 5.996% due 03/14/11	10	10
National City Corp. 4.000% due 02/01/11	200	203
Nationwide Life Global Funding I (Ê)(Þ) 0.451% due 05/19/10	1,800	1,799
0.652% due 08/27/10	1,570	1,569
0.357% due 12/14/10	780	773
Nuveen Investments, Inc. 5.000% due 09/15/10	900	900
Pacific Gas & Electric Co. 4.200% due 03/01/11	480	493
Protective Life Secured Trusts (Ê) 0.411% due 11/09/10	1,600	1,596
Royal Bank of Scotland Group PLC 6.375% due 02/01/11	800	811
Royal Bank of Scotland PLC (The) (Ê)(Þ) 0.823% due 04/08/11	1,500	1,502
Russell U.S. Cash Management Fund	28,003,381	28,003
Santander Holdings USA, Inc. 4.800% due 09/01/10	160	162
SLM Corp. 0.476% due 07/26/10 (Ê)	100	100
Series MTNA 4.500% due 07/26/10	1,075	1,080
Textron Financial Corp. (Ê) 0.382% due 02/25/11	1,350	1,329
Union Planters Corp. 7.750% due 03/01/11	1,060	1,083
United States Treasury Bills (ç)(ž) 1.000% due 05/13/10	1,800	1,800
0.219% due 08/26/10	202	202
United Technologies Corp. 4.375% due 05/01/10	425	425
7.125% due 11/15/10	270	279

Total Short-Term Investments (cost $70,922)		70,203

Russell Short Duration Bond Fund	207

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements – 22.7%
Agreement with Barclays and State Street Bank (Tri-Party) of $11,200 dated April 30, 2010, at 0.200% to be repurchased at $11,200 on May 3, 2010 collateralized by: $11,607 par various United States Treasury Obligations, valued at $11,665	11,200	11,200
Agreement with Barclays and State Street Bank (Tri-Party) of $42,400 dated April 30, 2010, at 0.200% to be repurchased at $42,200 on May 3, 2010 collateralized by: 42,977 par various United States Treasury Obligations, valued at $43,017	42,200	42,200
Agreement with BNP Paribas Securities Corp. and State Street Bank (Tri-Party) of $42,200 dated April 30, 2010, at 0.200% to be repurchased at $42,201 on May 3, 2010 collateralized by: $38,389 par various United States Treasury Obligations, valued at $43,065	42,200	42,200
Agreement with Deutsche Bank and State Street Bank (Tri-Party) of $31,900 dated April 30, 2010, at 0.200% to be repurchased at $31,901 on May 3, 2010 collateralized by: $34,415 par various United States Treasury Obligations, valued at $32,436	31,900	31,900
Agreement with JPMorgan Chase and State Street Bank (Tri-Party) of $42,400 dated April 30, 2010, at 0.200% to be repurchased at $42,401 on May 3, 2010 collateralized by: $42,952 par various United States Treasury Obligations, valued at $42,965	42,200	42,200

Total Repurchase Agreements (cost $169,700)		169,700

Total Investments - 98.3% (identified cost $721,495)		733,432

Other Assets and Liabilities, Net - 1.7%		12,807

Net Assets - 100.0%		746,239

See accompanying notes which are an integral part of the financial statements.

208	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except contracts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euro-Bobl Futures (Germany)	71	EUR	8,389	06/10	127
Eurodollar Futures (CME)	746	USD	185,623	06/10	226
Eurodollar Futures (CME)	142	USD	35,283	09/10	21
Eurodollar Futures (CME)	91	USD	22,562	12/10	61
Three Month Short Canadian Accept Futures	14	CAN	3,468	06/10	(12)
Three Month Short Canadian Accept Futures	29	CAN	7,147	09/10	(37)
Three Month Short Sterling Interest Rate Futures (UK)	24	GBP	2,977	06/10	9
Three Month Short Sterling Interest Rate Futures (UK)	17	GBP	2,106	09/10	1
Three Month Short Sterling Interest Rate Futures (UK)	19	GBP	2,348	12/10	3
United States Treasury 2 Year Notes	621	USD	135,116	06/10	327
United States Treasury 30 Year Bond	15	USD	1,786	06/10	48

Short Positions
Eurodollar Futures (CME)	15	USD	3,732	06/10	4
Eurodollar Futures (CME)	15	USD	3,727	09/10	3
Eurodollar Futures (CME)	15	USD	3,719	12/10	1
Eurodollar Futures (CME)	15	USD	3,709	03/11	(1)
Eurodollar Futures (CME)	15	USD	3,697	06/11	(4)
Eurodollar Futures (CME)	15	USD	3,685	09/11	(6)
Eurodollar Futures (CME)	15	USD	3,674	12/11	(7)
Eurodollar Futures (CME)	15	USD	3,663	03/12	(8)
United States Treasury 2 Year Notes	91	USD	19,800	06/10	(68)
United States Treasury 5 Year Notes	84	USD	9,732	06/10	(37)
United States Treasury 10 Year Notes	202	USD	23,817	06/10	(168)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					483

Options Written (Number of Contracts)	Notional Amount		Market Value $

Cross Currency
Jul 2010 90.00 Put (2)	USD	3,500	(11)

Swaptions
(Fund Receives/Fund Pays) USD Three Month LIBOR/USD 3.250% Aug 2010 0.00 Call (3)		13,900	(50)
USD Three Month LIBOR/EUR 0.800% Sep 2010 0.00 Call (1)		4,900	(16)
USD Three Month LIBOR/USD 3.250% Oct 2010 0.00 Call (4)		15,100	(89)
USD Three Month LIBOR/USD 3.600% May 2010 0.00 Call (1)		1,500	(6)
USD Three Month LIBOR/USD 3.500% Jun 2010 0.00 Call (2)		10,400	(50)
USD 4.100%/ USD Three Month LIBOR May 2010 0.00 Put (1)		1,500	(1)

Options Written (Number of Contracts)	Notional Amount		Market Value $
USD 4.500%/ USD Three Month LIBOR Jun 2010 0.00 Put (1)	USD	2,100	(1)
USD 4.750%/ USD Three Month LIBOR Aug 2010 0.00 Put (3)		13,900	(30)
USD 5.500%/ USD Three Month LIBOR Aug 2010 0.00 Put (2)		1,700	—
USD 6.000%/ USD Three Month LIBOR Aug 2010 0.00 Put (6)		36,900	(1)
USD 1.400%/ USD Three Month LIBOR Sep 2010 0.00 Put (1)		4,900	(25)
USD 4.000%/ USD Three Month LIBOR Oct 2010 0.00 Put (1)		4,200	(13)
USD 5.000%/ USD Three Month LIBOR Oct 2010 0.00 Put (4)		15,100	(50)
USD 4.000%/ USD Three Month LIBOR Dec 2010 0.00 Put (2)		24,400	(108)

Total Liability for Options Written (premiums received $939)			(451)

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	209

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	253	PHP	11,525	06/18/10	5
Barclays Bank PLC	USD	374	CNY	2,534	06/07/10	(2)
Barclays Bank PLC	USD	100	MYR	321	06/14/10	1
Barclays Bank PLC	USD	96	TWD	3,009	06/10/10	—
Barclays Bank PLC	AUD	295	USD	272	05/20/10	(1)
Barclays Bank PLC	EUR	265	USD	353	05/20/10	—
BNP Paribas	JPY	14,884	USD	158	05/06/10	—
Citibank	JPY	7,814	USD	83	05/06/10	—
Credit Suisse First Boston	USD	1,687	KRW	1,919,971	07/28/10	41
Credit Suisse First Boston	EUR	96	USD	130	05/24/10	3
Credit Suisse First Boston	EUR	3,251	USD	4,357	07/26/10	27
Credit Suisse First Boston	JPY	4,428	USD	47	05/06/10	—
Credit Suisse First Boston	JPY	7,437	USD	79	05/06/10	—
Credit Suisse First Boston	JPY	10,174	USD	108	05/06/10	—
Credit Suisse First Boston	JPY	14,886	USD	158	05/06/10	—
Deutsche Bank	USD	114	CAD	115	05/04/10	(1)
Deutsche Bank	USD	229	KRW	257,579	07/28/10	3
Deutsche Bank	USD	506	MXN	6,231	07/07/10	(3)
Deutsche Bank	USD	229	TWD	7,177	06/10/10	1
Deutsche Bank	SGD	638	USD	457	05/03/10	(9)
Goldman Sachs	EUR	2,180	USD	2,952	05/24/10	49
Goldman Sachs	JPY	112,755	USD	1,212	05/17/10	11
HSBC	USD	1,404	BRL	2,537	06/02/10	47
HSBC	EUR	16	USD	24	05/03/10	2
HSBC	EUR	850	USD	1,154	05/20/10	22
JP Morgan	USD	128	AUD	141	05/28/10	2
JP Morgan	USD	349	EUR	265	05/20/10	4
JP Morgan	USD	383	EUR	285	05/20/10	(4)
JP Morgan	USD	449	SGD	638	05/03/10	17
JP Morgan	AUD	275	USD	255	05/20/10	1
JP Morgan	EUR	250	USD	333	05/20/10	—
Morgan Stanley	JPY	14,981	USD	159	05/06/10	—
Royal Bank of Scotland	USD	271	AUD	295	05/20/10	1
Royal Bank of Scotland	USD	1,208	CAD	1,205	05/20/10	(23)
Royal Bank of Scotland	USD	10	JPY	927	05/17/10	—
Royal Bank of Scotland	GBP	1,442	USD	2,171	06/24/10	(36)
Royal Bank of Scotland	JPY	2,865	USD	31	05/17/10	1
UBS	USD	114	CAD	115	07/07/10	(1)
UBS	CAD	115	USD	114	05/04/10	1
UBS	JPY	14,885	USD	158	05/06/10	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						159

See accompanying notes which are an integral part of the financial statements.

210	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counter party	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	BRL	6,900	13.845%	Brazil Interbank Deposit Rate	01/02/12	397
Barclays Bank PLC	BRL	2,000	11.910%	Brazil Interbank Deposit Rate	01/02/13	(13)
Barclays Bank PLC	USD	300	4.000%	Three Month LIBOR	06/16/17	14
BNP Paribas	BRL	500	11.390%	Brazil Interbank Deposit Rate	01/02/12	(6)
BNP Paribas	BRL	500	11.880%	One Month LIBOR	01/02/13	(3)
BNP Paribas	BRL	400	12.110%	One Month LIBOR	01/02/14	(2)
BNP Paribas	EUR	1,200	Consumer Price Index (France)	2.090%	10/15/10	53
Citibank	EUR	6,600	3.000%	Six Month EURIBOR	06/16/15	258
Citibank	USD	200	4.000%	Three Month LIBOR	06/16/17	9
Goldman Sachs	BRL	700	10.990%	Brazil Interbank Deposit Rate	01/02/12	(2)
Goldman Sachs	BRL	2,600	11.890%	Brazil Interbank Deposit Rate	01/02/13	(15)
HSBC	BRL	700	11.360%	Brazil Interbank Deposit Rate	01/02/12	—
HSBC	BRL	1,200	11.890%	Brazil Interbank Deposit Rate	01/02/13	(7)
HSBC	BRL	200	12.540%	One Month LIBOR	01/02/14	1
JP Morgan	BRL	2,400	12.170%	Brazil Interbank Deposit Rate	01/02/13	(2)
JP Morgan	BRL	700	12.200%	One Month LIBOR	01/02/14	(2)
Merrill Lynch	BRL	100	14.765%	Brazil Interbank Deposit Rate	01/02/12	7
Merrill Lynch	BRL	900	10.990%	Brazil Interbank Deposit Rate	01/02/12	(3)
Morgan Stanley	USD	500	4.000%	Three Month LIBOR	06/16/15	31
Morgan Stanley	USD	800	4.000%	Three Month LIBOR	06/16/17	38
Royal Bank of Scotland	USD	100	4.000%	Three Month LIBOR	06/16/17	5
UBS	AUD	1,600	6.000%	Six Month BBSW	09/15/12	12
UBS	BRL	1,000	10.575%	Brazil Interbank Deposit Rate	01/02/12	(27)
UBS	BRL	100	11.980%	Brazil Interbank Deposit Rate	01/02/12	2
UBS	BRL	800	12.540%	Brazil Interbank Deposit Rate	01/02/12	25
UBS	BRL	700	11.420%	Brazil Interbank Deposit Rate	01/02/12	(3)
UBS	BRL	300	12.070%	Brazil Interbank Deposit Rate	01/02/13	(1)
UBS	BRL	300	12.250%	One Month LIBOR	01/02/14	—

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - $104						766

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	211

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Ally Financial	Deutsche Bank	2.968%	USD	600	5.000%		06/20/11	14
Ally Financial	Goldman Sachs	1.842%	USD	700	2.500%		09/27/10	2
Barclays Bank PLC	Barclays Bank PLC	2.803%	USD	2,000	6.150%		09/20/12	164
Barclays Bank PLC	Barclays Bank PLC	1.066%	USD	700	1.670%		03/20/13	13
BNP Paribas	BNP Paribas	3.565%	USD	100	5.050%		03/20/13	4
BNP Paribas	BNP Paribas	1.066%	USD	1,200	1.300%		03/20/13	10
BNP Paribas	BNP Paribas	1.066%	USD	100	1.250%		03/20/13	1
Brazil Government International Bond	Deutsche Bank	0.470%	USD	1,000	1.000%		12/20/10	5
Brazil Government International Bond	Goldman Sachs	0.470%	USD	1,000	1.000%		12/20/10	2
Brazil Government International Bond	Goldman Sachs	0.470%	USD	500	1.000%		12/20/10	1
Brazil Government International Bond	JP Morgan	0.470%	USD	1,000	1.000%		12/20/10	2
Citibank	Citibank	1.132%	USD	200	4.325%		12/20/13	23
Citibank	Citibank	1.132%	USD	200	4.200%		12/20/13	22
Deutsche Bank	Deutsche Bank	0.118%	USD	772	0.708%		12/20/12	12
Deutsche Bank	Deutsche Bank	1.132%	USD	100	4.900%		12/20/13	14
Deutsche Bank	Deutsche Bank	1.132%	USD	200	4.230%		12/20/13	23
Goldman Sachs	Goldman Sachs	2.080%	USD	300	1.380%		06/20/13	(6)
Illinois Municipal	Goldman Sachs	1.640%	USD	700	2.100%		03/20/12	8
Illinois Municipal	Goldman Sachs	1.640%	USD	300	2.050%		03/20/12	3
Indonesia Government International Bond	Citibank	0.770%	USD	540	1.000%		06/20/11	2
Indonesia Government International Bond	HSBC	0.770%	USD	180	1.000%		06/20/11	1
Indonesia Government International Bond	Morgan Stanley	0.770%	USD	540	1.000%		06/20/11	2
Indonesia Government International Bond	Royal Bank of Scotland	0.770%	USD	540	1.000%		06/20/11	2
Japan Government International Bond	Bank of America	0.684%	USD	300	1.000%		03/20/15	4
Japan Government International Bond	Bank of America	0.684%	USD	500	1.000%		03/20/15	7
Japan Government International Bond	Bank of America	0.684%	USD	1,100	1.000%		03/20/15	16
Japan Government International Bond	Barclays Bank PLC	0.710%	USD	800	1.000%		06/20/15	12
Japan Government International Bond	Credit Suisse Financial Products	0.684%	USD	1,400	1.000%		03/20/15	20
Japan Government International Bond	Deutsche Bank	0.684%	USD	100	1.000%		03/20/15	1
Japan Government International Bond	Goldman Sachs	0.684%	USD	1,200	1.000%		03/20/15	17
Japan Government International Bond	JP Morgan	0.684%	USD	600	1.000%		03/20/15	8
Mexico Government International Bond	Deutsche Bank	0.500%	USD	1,000	1.000%		12/20/10	2
Mexico Government International Bond	Goldman Sachs	0.500%	USD	1,000	1.000%		12/20/10	2
Mexico Government International Bond	HSBC	0.500%	USD	500	1.000%		12/20/10	1
Mexico Government International Bond	JP Morgan	0.500%	USD	1,000	1.000%		12/20/10	2
Morgan Stanley	Morgan Stanley	1.440%	USD	1,400	0.860%		11/20/11	(7)
Royal Bank of Scotland	Royal Bank of Scotland	2.080%	USD	200	(1.360%	)	06/20/13	(4)
Russia Government International Bond	Goldman Sachs	0.470%	USD	1,000	1.000%		12/20/10	2
Russia Government International Bond	Goldman Sachs	0.470%	USD	500	1.000%		12/20/10	1
Russia Government International Bond	UBS	0.470%	USD	1,000	1.000%		12/20/10	2
South Korea Government International Bond	Citibank	0.375%	USD	1,000	0.520%		12/20/10	2
South Korea Government International Bond	UBS	0.375%	USD	1,000	0.550%		12/20/10	2
United Kingdom Gilt	BNP Paribas	0.748%	USD	400	1.000%		03/20/15	4
United Kingdom Gilt	Citibank	0.748%	USD	500	1.000%		03/20/15	6
United Kingdom Gilt	Goldman Sachs	0.748%	USD	900	1.000%		03/20/15	10
United Kingdom Gilt	JP Morgan	0.748%	USD	400	1.000%		03/20/15	5
United Kingdom Gilt	JP Morgan	0.748%	USD	300	1.000%		03/20/15	3
United Kingdom Gilt	JP Morgan	0.748%	USD	700	1.000%		03/20/15	8
United Kingdom Gilt	JP Morgan	0.748%	USD	500	1.000%		03/20/15	6

Total Market Value of Open Corporate Issue Credit Default Swap Contracts Premiums Paid (Received) - $121								456

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Barclays Bank PLC	USD	200	5.000%	06/20/15	27
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%	06/20/15	132
Dow Jones CDX Index	Dow Jones CDX Index	USD	96	0.553%	12/20/17	1
Dow Jones CDX Index	Dow Jones CDX Index	USD	96	0.548%	12/20/17	1

Total Market Value of Open Credit Index Credit Default Swap Contracts Premiums Paid (Received) - $149						161

Total Market Value of Open Credit Default Swap Contracts Premiums Paid (Received) - $270						617

See accompanying notes which are an integral part of the financial statements.

212	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$68,813	$475	$69,288	9.3
Corporate Bonds and Notes	—	133,353	—	133,353	17.9
International Debt	36,017	820	—	36,837	4.9
Loan Agreements	—	883	—	883	0.1
Mortgage-Backed Securities	—	176,088	—	176,088	23.6
Municipal Bonds	—	4,343	—	4,343	0.6
Non-US Bonds	—	9,539	—	9,539	1.3
United States Government Agencies	—	15,677	—	15,677	2.1
United States Government Treasuries	—	45,385	—	45,385	6.1
Preferred Stocks	354	—	1,781	2,135	0.3
Warrants & Rights	1	—	—	1	—	*
Short-Term Investments	—	70,203	—	70,203	9.4
Repurchase Agreements	—	169,700	—	169,700	22.7

Total Investments	36,372	694,804	2,256	733,432	98.3

Other Assets and Liabilities, Net					1.7

					100.0

Other Financial Instruments
Futures Contracts	483	—	—	483	0.1
Options Written	(11)	(440)	—	(451)	(0.1)
Foreign Currency Exchange Contracts	—	159	—	159	—	*
Interest Rate Swap Contracts	—	662	—	662	0.1
Credit Default Swaps	—	347	—	347	—	*

Total Other Financial Instruments**	472	728	—	1,200

*	Less than .05% of net assets

**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Short Duration Bond Fund	213

Russell Investment Company

Russell Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

The fair value of the Fund’s derivative instruments categorized by risk exposure are as follows:

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$239	$—
Daily variation margin on futures contracts*	—	—	831
Interest rate swap contracts, at market value	—	—	852
Credit default swap contracts, at market value	634	—	—

Total	$634	$239	$1,683

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$—	$80	$—
Daily variation margin on futures contracts*	—	—	348
Interest rate swap contracts, at market value	—	—	86
Credit default swap contracts, at market value	17	—	—
Options written, at market value	—	—	451

Total	$17	$80	$885

The effect of the Fund’s derivative instruments on the Statement of Operations are as follows:

Derivatives not accounted for as hedging instruments	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$1,701
Options Written	—	—	297
Credit default swap contracts	293	—	—
Interest rate swap contracts	—	—	2,346
Foreign currency-related transactions	—	951	—

Total	$293	$951	$4,344

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(373)
Options Written	—	—	381
Credit default swap contracts	320	—	—
Interest rate swap contracts	—	—	(1,503)
Foreign currency-related transactions	—	283	—

Total	$320	$283	$(1,495)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in Schedule of Investments. Only current day’s variation margin is reported within the statement of assets & liabilities.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

214	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,025.20	$1,017.36
Expenses Paid During Period*	$7.53	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,029.30	$1,021.03
Expenses Paid During Period*	$3.82	$3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,030.10	$1,022.27
Expenses Paid During Period*	$2.57	$2.56

*	Expenses are equal to the Fund’s annualized expense ratio of 0.51% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Russell Tax Exempt Bond Fund	215

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Municipal Bonds - 95.9%
Alabama - 1.0%
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,133
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,127
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,395
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	266
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,511

				5,432

Alaska - 0.2%
City of Anchorage Alaska General Obligation Unlimited (µ)(æ)	500	5.750	12/01/16	516
Northern TOB Securitization Corp. Revenue Bonds	755	4.625	06/01/23	744

				1,260

Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,181
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,091
Arizona Transportation Board Revenue Bonds	500	5.250	07/01/12	525
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,710
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,308

				8,815

California - 8.9%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	600	5.700	08/15/14	602
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,681
California Municipal Finance Authority Revenue Bonds	625	5.250	02/01/24	583
California State Department of Water Resources Revenue Bonds (µ)	1,000	5.250	05/01/12	1,087
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,130
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,447
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	04/01/14	1,100
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,472
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,523
California Statewide Communities Development Authority Revenue Bonds (Ê)(µ)	610	4.100	04/01/28	638
City of Vernon California Revenue Bonds	2,000	5.125	08/01/21	2,115
County of Sacramento California Revenue Bonds	2,000	5.000	07/01/22	2,145
County of Sacramento California Revenue Bonds	895	5.500	07/01/28	931
County of Sacramento California Revenue Bonds	750	5.625	07/01/29	785
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	493
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	668
Golden State Tobacco Securitization Corp. Revenue Bonds	1,085	4.500	06/01/27	997
Golden State Tobacco Securitization Corp. Revenue Bonds	1,380	5.750	06/01/47	1,062
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	959
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,224
Los Angeles Unified School District General Obligation Unlimited (µ)	1,150	5.000	07/01/21	1,226
M-S-R Energy Authority Revenue Bonds	1,410	6.125	11/01/29	1,495
San Diego Public Facilities Financing Authority Revenue Bonds	240	5.000	05/15/21	267
Southern California Public Power Authority Revenue Bonds (µ)	405	5.375	01/01/12	434
State of California General Obligation Unlimited	1,000	5.000	02/01/12	1,064
State of California General Obligation Unlimited	1,000	5.250	07/01/12	1,088
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,162
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,103
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,385
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,755
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,114
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,079
State of California General Obligation Unlimited (Ê)(µ)	1,300	0.240	07/01/23	1,300

216	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

State of California General Obligation Unlimited	2,000	6.500	04/01/33	2,246
Tobacco Securitization Authority of Southern California Revenue Bonds	820	4.750	06/01/25	796
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,649
University of California Revenue Bonds	500	4.000	05/15/14	546
Westpark Community Facilities District No. 1 Special Tax	600	5.250	09/01/37	471

				46,822

Colorado - 0.2%
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,011
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/12	20
Colorado Housing & Finance Authority Revenue Bonds	25	6.300	08/01/16	26
Colorado Housing & Finance Authority Revenue Bonds	10	6.700	10/01/16	10

				1,067

Connecticut - 0.7%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,779
State of Connecticut General Obligation Unlimited	790	5.000	01/01/16	904

				3,683

Delaware - 0.3%
Delaware State Economic Development Authority Revenue Bonds (Ê)(µ)	250	4.900	05/01/26	251
State of Delaware General Obligation Unlimited	1,000	5.000	01/01/17	1,159

				1,410

District of Columbia - 0.2%
District of Columbia Revenue Bonds (µ)	1,000	5.000	02/01/12	1,037

Florida - 6.5%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,055
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,748
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,874
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,091
City of Tallahassee Florida Revenue Bonds (µ)	500	5.000	10/01/11	527
County of Hillsborough Florida Revenue Bonds (µ)	1,000	5.500	08/01/12	1,090
County of Miami-Dade Florida Revenue Bonds (µ)	1,000	5.000	06/01/14	1,071
County of Miami-Dade Florida Revenue Bonds (µ)	1,500	5.250	10/01/19	1,697
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/11	1,067
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,123
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,307
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds	1,600	5.000	07/01/10	1,612
Florida State Board of Education General Obligation Unlimited	1,000	5.000	06/01/16	1,142
Florida State Board of Education Revenue Bonds (µ)	1,000	5.250	01/01/13	1,097
Florida State Board of Education Revenue Bonds	1,300	5.000	07/01/16	1,473
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,228
Florida Water Pollution Control Financing Corp. Revenue Bonds	500	5.500	01/15/12	527
Florida Water Pollution Control Financing Corp. Revenue Bonds	2,000	5.000	01/15/25	2,175
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,108
Hillsborough County Educational Facilities Authority Revenue Bonds (µ)	605	5.750	04/01/18	605
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,105
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/34	1,974
Orlando Utilities Commission Revenue Bonds	370	5.250	10/01/20	391
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,102
State of Florida Revenue Bonds (µ)	1,600	5.250	07/01/13	1,610
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,089

				33,888

Russell Tax Exempt Bond Fund	217

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Georgia - 5.1%
City of Atlanta Georgia Revenue Bonds	1,000	6.000	11/01/20	1,124
City of Atlanta Georgia Revenue Bonds (µ)	2,000	5.500	11/01/23	2,202
City of Atlanta Georgia Revenue Bonds	1,300	6.000	11/01/25	1,411
Clayton County Development Authority Revenue Bonds	1,560	8.750	06/01/29	1,666
County of Columbia Georgia General Obligation Unlimited	1,730	4.000	04/01/13	1,869
Gwinnett County School District General Obligation Unlimited	2,220	5.000	02/01/21	2,607
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,098
Main Street Natural Gas, Inc. Revenue Bonds	825	5.000	03/15/16	876
Marietta Development Authority Revenue Bonds	575	6.250	06/15/20	552
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	993
State of Georgia General Obligation Unlimited	2,000	5.000	07/01/12	2,182
State of Georgia General Obligation Unlimited	1,550	5.000	08/01/12	1,696
State of Georgia General Obligation Unlimited	2,800	5.000	07/01/13	3,141
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,388
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,445
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,699

				26,949

Guam - 0.3%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	527
Territory of Guam Revenue Bonds	805	5.625	12/01/29	841

				1,368

Hawaii - 0.7%
City & County of Honolulu Hawaii Revenue Bonds (µ)	1,500	5.000	07/01/19	1,682
County of Kauai Hawaii General Obligation Unlimited (µ)(æ)	375	6.250	08/01/19	380
Hawaii Housing & Community Development Corp. Revenue Bonds	265	3.700	01/01/22	268
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,140

				3,470

Idaho - 0.5%
Boise State University Revenue Bonds (µ)(æ)	1,230	5.375	04/01/22	1,339
Boise State University Revenue Bonds (µ)	15	5.375	04/01/22	16
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,478

				2,833

Illinois - 2.2%
City of Chicago Illinois General Obligation Unlimited (µ)	750	6.000	01/01/11	760
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,280
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/34	1,128
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235		12/01/13	2,043
Illinois Finance Authority Revenue Bonds	105	6.000	05/15/10	105
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	719
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	491
State of Illinois General Obligation Unlimited	2,500	5.000	01/01/18	2,713
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,139

				11,378

Indiana - 2.0%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,129
City of Indianapolis Indiana Revenue Bonds (µ)	1,000	5.000	08/15/23	1,061
Indiana Bond Bank Revenue Bonds (µ)	140	5.750	08/01/13	141
Indiana Finance Authority Revenue Bonds	1,000	5.500	11/15/10	1,026

218	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Indiana Finance Authority Revenue Bonds (µ)	925	5.000	07/01/11	962
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,063
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,759
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,157
Indiana Finance Authority Revenue Bonds (Ê)	1,000	5.000	11/01/27	1,061
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,148

				10,507

Iowa - 0.8%
Iowa Finance Authority Revenue Bonds	290	6.000	07/01/10	292
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,099
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,878
Iowa Tobacco Settlement Authority Revenue Bonds (æ)	1,000	5.600	06/01/35	1,063

				4,332

Kansas - 0.2%
Kansas Development Finance Authority Revenue Bonds (µ)	150	5.000	08/01/10	151
Wyandotte County-Kansas City Unified Government Revenue Bonds	155	4.750	12/01/16	157
Wyandotte County-Kansas City Unified Government Revenue Bonds	715	4.875	10/01/28	511

				819

Louisiana - 0.5%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,039
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	1,600	6.750	06/01/26	1,825

				2,864

Maryland - 3.9%
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,157
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,253
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,019
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,136
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.400	01/01/31	888
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	512
Maryland State Department of Transportation Revenue Bonds	1,100	5.000	05/01/17	1,200
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,147
State of Maryland General Obligation Unlimited	2,000	5.000	02/01/12	2,151
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,792
State of Maryland General Obligation Unlimited	2,500	5.000	07/15/14	2,862
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,718
State of Maryland General Obligation Unlimited	1,000	5.000	03/15/17	1,162
State of Maryland General Obligation Unlimited	1,150	5.000	11/01/17	1,344

				20,341

Massachusetts - 1.8%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,091
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,684
Commonwealth of Massachusetts General Obligation Unlimited	1,000	5.500	10/01/16	1,177
Massachusetts Development Finance Agency Revenue Bonds	55	5.125	12/01/11	57
Massachusetts Development Finance Agency Revenue Bonds	50	5.150	10/01/14	55
Massachusetts Health & Educational Facilities Authority Revenue Bonds	995	5.375	07/01/21	1,027
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Ê)	1,050	4.125	10/01/37	1,096
Massachusetts Port Authority Revenue Bonds	150	5.750	07/01/10	151
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,262
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,738

				9,338

Russell Tax Exempt Bond Fund	219

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Michigan - 1.4%
City of Detroit Michigan Revenue Bonds (µ)	1,000	5.000	07/01/14	1,079
City of Detroit Michigan Revenue Bonds (µ)	1,015	5.000	07/01/18	1,067
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	547
Michigan Municipal Bond Authority Revenue Bonds	1,000	5.250	10/01/11	1,062
Michigan State Hospital Finance Authority Revenue Bonds	1,000	5.500	11/01/14	1,059
Michigan State Housing Development Authority Revenue Bonds (µ)	260	4.150	10/01/13	268
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,234

				7,316

Minnesota - 2.7%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,126
City of State Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,293
City of State Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	798
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,387
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	621
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,155
State of Minnesota General Obligation Unlimited	2,990	5.000	06/01/17	3,467
State of Minnesota General Obligation Unlimited	1,925	4.000	08/01/18	2,103

				13,950

Mississippi - 0.2%
Mississippi Development Bank Special Obligation Revenue Bonds (µ)	1,000	5.000	07/01/15	1,114

Missouri - 0.9%
Cape Girardeau County Industrial Development Authority Revenue Bonds	60	5.500	06/01/34	61
City of State Louis Missouri Revenue Bonds	1,680	6.125	07/01/24	1,777
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,820

				4,658

Nevada - 1.0%
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,113
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/12	1,070
County of Clark Nevada Revenue Bonds (µ)	1,000	5.000	07/01/22	1,050
County of Clark Nevada Revenue Bonds	1,500	5.000	07/01/22	1,607
Truckee Meadows Water Authority Revenue Bonds (µ)	500	5.500	07/01/11	528

				5,368

New Jersey - 2.4%
New Jersey Economic Development Authority Revenue Bonds (µ)	1,000	5.000	06/15/11	1,015
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,080
New Jersey Economic Development Authority Revenue Bonds	1,000	5.250	03/01/14	1,112
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,052
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.750	09/01/10	1,017
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,327
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,107
New Jersey Health Care Facilities Financing Authority Revenue Bonds (Ê)(µ)	300	0.230	07/01/43	300
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,114
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,106
Tobacco Settlement Financing Corp. Revenue Bonds	1,170	4.500	06/01/23	1,118

				12,348

New Mexico - 0.8%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	4,030

220	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

New York - 9.6%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,652
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,392
City of New York New York General Obligation Unlimited	1,000	5.000	08/01/11	1,054
City of New York New York General Obligation Unlimited (æ)	110	5.750	08/01/11	113
City of New York New York General Obligation Unlimited	15	5.750	08/01/11	15
City of New York New York General Obligation Unlimited	850	5.000	03/01/12	908
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	818
City of New York New York General Obligation Unlimited	235	5.250	11/01/12	251
City of New York New York General Obligation Unlimited (µ)	1,170	5.000	08/01/16	1,326
Erie County Industrial Development Agency (The) Revenue Bonds	1,025	5.000	05/01/14	1,136
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,658
New York City Municipal Water Finance Authority Revenue Bonds	1,500	5.250	06/15/12	1,639
New York City Municipal Water Finance Authority Revenue Bonds (µ)	865	5.000	06/15/21	946
New York State Dormitory Authority Revenue Bonds	1,790	5.000	07/01/16	1,944
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,141
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,051
New York State Dormitory Authority Revenue Bonds (Ê)	2,000	5.250	11/15/23	2,156
New York State Dormitory Authority Revenue Bonds	1,500	5.000	07/01/26	1,596
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,731
New York State Environmental Facilities Corp. Revenue Bonds (µ)	1,000	6.000	06/15/12	1,100
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	859
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,805
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,755
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,501
New York State Thruway Authority Revenue Notes	1,715	4.000	07/15/11	1,781
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,836
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	2,500	5.000	10/15/29	2,655
Tobacco Settlement Financing Corp. Revenue Bonds	1,030	5.000	06/01/12	1,111
Town of Hempstead Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,755
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,092
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,185
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,512
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,026
TSASC, Inc. Revenue Bonds	900	4.750	06/01/22	899

				50,399

North Carolina - 2.2%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,191
County of Wake North Carolina General Obligation Unlimited	1,000	5.000	03/01/13	1,111
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	708
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	390
North Carolina Municipal Power Agency No. 1 Revenue Bonds (µ)	1,500	6.000	01/01/12	1,616
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	221
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/12	1,078
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,099
State of North Carolina General Obligation Unlimited	2,000	5.000	03/01/20	2,252
University of North Carolina at Chapel Hill Revenue Bonds (æ)	1,065	5.375	12/01/14	1,121

				11,787

North Dakota - 0.1%
County of Williams North Dakota Revenue Bonds	320	5.000	11/01/31	295

Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	3,005	5.125	06/01/24	2,755
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,500	5.875	06/01/47	1,870
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,221

Russell Tax Exempt Bond Fund	221

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,224
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,131
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	1,868

				11,069

Oklahoma - 0.1%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	288
Oklahoma Housing Finance Agency Revenue Bonds	5	7.600	09/01/15	5

				293

Oregon - 1.5%
City of Portland Oregon Revenue Bonds	2,000	5.000	06/15/18	2,306
Clackamas County School District No. 62C General Obligation Unlimited (æ)	435	6.000	06/15/11	438
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,330
Oregon State Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,319
State of Oregon General Obligation Limited	475	5.700	10/01/32	477

				7,870

Pennsylvania - 6.8%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,225
Allegheny County Industrial Development Authority Revenue Bonds	925	6.500	05/01/17	986
Allegheny County Port Authority Revenue Bonds (µ)	250	5.500	03/01/17	260
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,057
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,357
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,132
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,239
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,853
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	09/01/15	1,130
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,531
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,127
Cumberland County Municipal Authority Revenue Bonds	1,000	6.250	01/01/24	1,060
Dauphin County General Authority Revenue Bonds	2,000	6.000	06/01/29	2,104
Erie County Industrial Development Authority Revenue Bonds	180	5.300	04/01/12	189
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,290
Pennsylvania Economic Development Financing Authority Revenue Bonds (Ê)	605	5.000	12/01/42	639
Pennsylvania Higher Educational Facilties Authority Revenue Bonds	1,000	5.000	09/01/17	1,148
Pennsylvania Higher Educational Facilties Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,192
Pennsylvania Intergovernmental Cooperative Authority Special Tax	1,000	5.000	06/15/17	1,126
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,640
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds (Ê)	3,300	0.240	07/01/31	3,300
Philadelphia School District General Obligation Unlimited	1,480	5.000	06/01/12	1,578
Sayre Health Care Facilities Authority Revenue Bonds (æ)	305	5.300	12/01/12	323
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,170

				35,656

Puerto Rico - 6.2%
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	813
Commonwealth of Puerto Rico General Obligation Unlimited (µ)	1,060	5.000	07/01/16	1,163
Commonwealth of Puerto Rico General Obligation Unlimited	1,780	5.250	07/01/22	1,825
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/32	733
Commonwealth of Puerto Rico General Obligation Unlimited	380	5.250	07/01/32	380
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,941
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,088
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	560
Puerto Rico Electric Power Authority Revenue Bonds	5,000	5.750	07/01/36	5,399
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,123

222	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	205
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,083
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	552
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/23	2,300
Puerto Rico Public Finance Corp. Revenue Bonds (Ê)(µ)	2,250	5.750	08/01/27	2,340
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,765
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,000	6.125	08/01/29	1,049
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (Ê)	4,000	5.000	08/01/39	4,178

				32,497

Rhode Island - 0.2%
Rhode Island Economic Development Corp. Revenue Bonds (µ)	1,000	5.000	06/15/12	1,078

South Carolina - 0.9%
Greenville County School District Revenue Bonds	1,000	5.000	12/01/11	1,056
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,798
South Carolina Transportation Infrastructure Bank Revenue Bonds (µ)(æ)	1,000	5.250	10/01/31	1,067

				4,921

South Dakota - 0.3%
South Dakota Housing Development Authority Revenue Bonds	270	4.800	05/01/22	274
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,449

				1,723

Tennessee - 1.6%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,835
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,303
Clarksville Natural Gas Acquisition Corp. Revenue Bonds	750	5.000	12/15/14	796
Memphis-Shelby County Airport Authority Revenue Bonds	2,160	5.050	09/01/12	2,305
Tennessee Housing Development Agency Revenue Bonds	950	5.375	01/01/18	953

				8,192

Texas - 10.1%
Alvin Independent School District General Obligation Unlimited	545	6.750	08/15/10	555
Canadian River Municipal Water Authority Revenue Bonds (µ)	800	5.000	02/15/17	872
Canadian River Municipal Water Authority Revenue Bonds (µ)	415	5.000	02/15/18	449
City of Austin Texas Revenue Bonds (µ)	1,000	5.250	11/15/14	1,144
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,120
City of Dallas Texas Revenue Bonds (µ)	3,500	5.000	10/01/24	3,509
City of Fort Worth Texas Revenue Bonds	1,000	5.000	02/15/13	1,102
City of Houston Texas Revenue Bonds	1,500	5.000	07/01/17	1,663
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/21	774
City of San Antonio Texas Revenue Bonds	1,000	5.250	02/01/13	1,109
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,127
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,147
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,590
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,137
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,260
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,366
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	280	5.000	11/01/22	297
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	200	5.000	11/01/23	211
Dallas-Fort Worth International Airport Facilities Improvement Corp. Revenue Bonds	250	5.000	11/01/24	263
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/21	1,075
Dickinson Independent School District General Obligation Unlimited	1,500	5.000	02/15/23	1,602
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,310
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	838

Russell Tax Exempt Bond Fund	223

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Laredo Independent School District General Obligation Unlimited (æ)	1,070	5.375	08/01/16	1,136
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	431
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,471
McKinney Independent School District General Obligation Unlimited	1,200	6.000	02/15/18	1,467
North East Independent School District General Obligation Unlimited	1,000	5.000	08/01/18	1,147
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/33	1,148
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,237
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,051
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,373
Round Rock Independent School District General Obligation Unlimited	1,000	6.500	08/01/10	1,015
Round Rock Independent School District General Obligation Unlimited	430	5.375	08/01/12	473
Round Rock Independent School District General Obligation Unlimited	1,350	5.250	08/01/14	1,555
SA Energy Acquisition Public Facility Corp. Revenue Bonds	1,500	5.250	08/01/15	1,548
Sabine River Authority Revenue Bonds	1,500	5.200	05/01/28	802
Spring Independent School District General Obligation Unlimited	1,000	5.000	08/15/16	1,149
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,286
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,585
Texas State Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,678

				53,072

Utah - 0.7%
County of Utah Utah Revenue Bonds	200	5.050	11/01/17	207
Intermountain Power Agency Revenue Bonds (µ)	1,400	6.500	07/01/10	1,413
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,322

				3,942

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	216

Virginia - 2.6%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	573
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	699
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,129
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	2,006
County of Loudoun Virginia General Obligation Unlimited	1,000	5.000	07/01/14	1,142
University of Virginia Revenue Bonds	1,295	5.000	06/01/20	1,385
University of Virginia Revenue Bonds	1,495	5.000	06/01/21	1,595
Virginia College Building Authority Revenue Bonds	1,065	5.000	02/01/14	1,200
Virginia College Building Authority Revenue Bonds (æ)	1,000	5.000	02/01/21	1,131
Virginia Commonwealth Transportation Board Revenue Bonds	360	5.375	05/15/12	377
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,139
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,160

				13,536

Washington - 2.8%
County of King Washington Revenue Bonds (µ)	1,625	5.000	01/01/14	1,821
Energy Northwest Revenue Bonds	1,000	5.000	07/01/11	1,052
Energy Northwest Revenue Bonds	1,000	5.000	07/01/14	1,133
Energy Northwest Revenue Bonds	2,500	5.000	07/01/15	2,859
Energy Northwest Revenue Bonds	1,000	7.125	07/01/16	1,252
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000	5.000	12/01/19	1,063
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000	5.000	12/01/14	1,134
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115	5.000	12/01/18	1,287
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000	5.000	12/01/18	1,116
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,151
Tobacco Settlement Authority of Washington Revenue Bonds	745	6.500	06/01/26	768

				14,636

224	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Market Value $

Wisconsin - 1.0%
City of Madison Wisconsin Revenue Bonds	280	4.875	10/01/27	299
State of Wisconsin Certificate Of Participation (µ)	2,825	5.000	03/01/11	2,921
Wisconsin Health & Educational Facilities Authority Revenue Bonds (µ)	1,425	5.000	12/01/10	1,458
Wisconsin Health & Educational Facilities Authority Revenue Bonds	210	5.250	05/01/12	217
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220	5.250	05/01/13	229

				5,124

Total Municipal Bonds (cost $484,990)				502,703

Short-Term Investments - 3.7%
Russell U.S. Cash Management Fund	19,265,438			19,265

Total Short-Term Investments (cost $19,265)				19,265

Total Investments - 99.6% (identified cost $504,255)				521,968

Other Assets and Liabilities, Net - 0.4%				1,886

Net Assets - 100%				523,854

Quality Ratings as of % of Market Value (Unaudited)%

AAA	24
AA	38
A	23
BBB	12
BB	1
Other	2

100

Economic Sector Emphasis as a % of Market Value (Unaudited)
General Obligation	20
Utilities Revenue	17
Education Revenue	16
Other Revenue	14
Industrial Revenue	13
Healthcare Revenue	8
Cash Equivalents	7
Pollution Control Revenue	2
Leasing Revenue	2
Housing Revenue	1
Refunded and Special Obligations	—

100

See accompanying notes which are an integral part of the financial statements.

Russell Tax Exempt Bond Fund	225

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — October 31, 2009

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$5,432	$—	$5,432	1.0
Alaska	—	1,260	—	1,260	0.2
Arizona	—	8,815	—	8,815	1.7
California	—	46,822	—	46,822	8.9
Colorado	—	1,067	—	1,067	0.2
Connecticut	—	3,683	—	3,683	0.7
Delaware	—	1,410	—	1,410	0.3
District of Columbia	—	1,037	—	1,037	0.2
Florida	—	33,888	—	33,888	6.5
Georgia	—	26,949	—	26,949	5.1
Guam	—	1,368	—	1,368	0.3
Hawaii	—	3,470	—	3,470	0.7
Idaho	—	2,833	—	2,833	0.5
Illinois	—	11,378	—	11,378	2.2
Indiana	—	10,507	—	10,507	2.0
Iowa	—	4,332	—	4,332	0.8
Kansas	—	819	—	819	0.2
Louisiana	—	2,864	—	2,864	0.5
Maryland	—	20,341	—	20,341	3.9
Massachusetts	—	9,338	—	9,338	1.8
Michigan	—	7,316	—	7,316	1.4
Minnesota	—	13,950	—	13,950	2.7
Mississippi	—	1,114	—	1,114	0.2
Missouri	—	4,658	—	4,658	0.9
Nevada	—	5,368	—	5,368	1.0
New Jersey	—	12,348	—	12,348	2.4
New Mexico	—	4,030	—	4,030	0.8
New York	—	50,399	—	50,399	9.6
North Carolina	—	11,787	—	11,787	2.2
North Dakota	—	295	—	295	0.1
Ohio	—	11,069	—	11,069	2.1
Oklahoma	—	293	—	293	0.1
Oregon	—	7,870	—	7,870	1.5
Pennsylvania	—	35,656	—	35,656	6.8
Puerto Rico	—	32,497	—	32,497	6.2
Rhode Island	—	1,078	—	1,078	0.2
South Carolina	—	4,921	—	4,921	0.9
South Dakota	—	1,723	—	1,723	0.3
Tennessee	—	8,192	—	8,192	1.6
Texas	—	53,072	—	53,072	10.1
Utah	—	3,942	—	3,942	0.7
Virgin Islands	—	216	—	216	—	*
Virginia	—	13,536	—	13,536	2.6
Washington	—	14,636	—	14,636	2.8
Wisconsin	—	5,124	—	5,124	1.0
Short-Term Investments	—	19,265	—	19,265	3.7

Total Investments	$—	$521,968	$—	$521,968	99.6

Other Assets and Liabilities, Net					0.4

					100.0

*	Less than .05% of net assets

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

226	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Real Estate Securities Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,307.30	$1,018.20
Expenses Paid During Period*	$7.61	$6.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,302.80	$1,014.48
Expenses Paid During Period*	$11.88	$10.39

*	Expenses are equal to the Fund’s annualized expense ratio of 2.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,307.40	$1,018.20
Expenses Paid During Period*	$7.61	$6.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,308.80	$1,019.44
Expenses Paid During Period*	$6.18	$5.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.08% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class Y	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,310.40	$1,020.33
Expenses Paid During Period*	$5.16	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

228	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 97.7%
Diversified - 9.1%
BGP Holdings PLC (Æ)(ö)(Ø)	4,619,419	—
BR Malls Participacoes SA (Æ)	35,557	453
British Land Co. PLC (ö)	246,768	1,761
CapitaLand, Ltd.	1,385,500	3,739
Cousins Properties, Inc. (ö)(Ñ)	584,310	4,710
Dexus Property Group (ö)	2,857,253	2,130
Fabege AB	269,948	1,682
FKP Property Group (ö)	754,639	590
Forest City Enterprises, Inc. Class A (Æ)(Ñ)	650,549	10,051
Glorious Property Holdings, Ltd. (Æ)	3,653,653	1,249
Goldcrest Co., Ltd.	35,050	956
GPT Group (ö)	923,003	497
Great Eagle Holdings, Ltd.	151,222	423
Hang Lung Properties, Ltd. - ADR	458,900	1,641
Henderson Land Development Co., Ltd.	225,780	1,158
Hysan Development Co., Ltd.	578,218	1,697
IVG Immobilien AG (Æ)	122,370	981
Keppel Land, Ltd.	550,022	1,485
Kerry Properties, Ltd.	266,500	1,228
KWG Property Holding, Ltd.	1,275,599	737
Land Securities Group PLC (ö)	478,387	4,776
Lexington Realty Trust (ö)(Ñ)	264,510	1,873
Mirvac Group (ö)	1,180,811	1,514
Mitsubishi Estate Co., Ltd.	475,000	8,586
Mitsui Fudosan Co., Ltd.	211,618	3,939
New World Development, Ltd.	1,970,000	3,486
Norwegian Property ASA (Æ)	450,729	894
Sponda OYJ	463,481	1,814
Stockland (ö)	1,341,485	4,898
Sumitomo Realty & Development Co., Ltd.	78,000	1,606
Sun Hung Kai Properties, Ltd.	702,541	9,809
Tokyu Land Corp.	124,000	532
Unibail-Rodamco SE (ö)	25,470	4,800
Vornado Realty Trust (ö)(Ñ)	1,181,847	98,531
Wharf Holdings, Ltd.	702,000	3,788
Wihlborgs Fastigheter AB	22,475	455

		188,469

Free Standing Retail - 0.5%
National Retail Properties, Inc. (ö)(Ñ)	333,000	7,836
Realty Income Corp. (ö)(Ñ)	80,300	2,633

		10,469

Health Care - 9.0%
Brookdale Senior Living, Inc. (Æ)(Ñ)	542,331	11,660
HCP, Inc. (ö)(Ñ)	963,636	30,952
Health Care REIT, Inc. (ö)	905,955	40,704
Nationwide Health Properties, Inc. (ö)(Ñ)	1,300,502	45,544
Omega Healthcare Investors, Inc. (ö)(Ñ)	630,900	12,631
Senior Housing Properties Trust (ö)	850,534	19,120
Ventas, Inc. (ö)(Ñ)	564,248	26,649

		187,260

	Principal Amount ($) or Shares	Market Value $
Industrial - 5.5%
AMB Property Corp. (ö)	853,877	23,789
DCT Industrial Trust, Inc. (ö)(Ñ)	2,980,475	15,677
EastGroup Properties, Inc. (ö)(Ñ)	186,317	7,616
First Potomac Realty Trust (ö)(Ñ)	415,400	6,738
Goodman Group (ö)	5,005,691	3,289
ProLogis (ö)(Ñ)	4,355,045	57,356
Segro PLC (ö)	99,996	470

		114,935

Lodging/Resorts - 7.7%
DiamondRock Hospitality Co. (Æ)(ö)(Ñ)	632,502	6,951
Gaylord Entertainment Co. (Æ)(Ñ)	29,473	995
Hersha Hospitality Trust (ö)	788,770	4,551
Hospitality Properties Trust (ö)(Ñ)	312,961	8,290
Host Hotels & Resorts, Inc. (ö)(Ñ)	5,466,775	88,890
Hyatt Hotels Corp. (Æ)(Ñ)	129,710	5,340
LaSalle Hotel Properties (ö)	128,700	3,391
Marriott International, Inc. Class A (Ñ)	182,626	6,713
Pebblebrook Hotel Trust (Æ)(ö)(Ñ)	312,926	6,165
Shangri-La Asia, Ltd.	634,650	1,224
Starwood Hotels & Resorts Worldwide, Inc. (Ñ)	396,179	21,596
Sunstone Hotel Investors, Inc. (Æ)(ö)(Ñ)	454,052	5,780

		159,886

Mixed Industrial/Office - 3.0%
Duke Realty Corp. (ö)	278,450	3,768
Liberty Property Trust (ö)	1,449,492	49,007
PS Business Parks, Inc. (ö)(Ñ)	148,169	8,890

		61,665

Office - 11.0%
Alexandria Real Estate Equities, Inc. (ö)	316,400	22,404
BioMed Realty Trust, Inc. (ö)(Ñ)	805,031	14,901
Boston Properties, Inc. (ö)	991,400	78,182
Brookfield Properties Corp.	305,581	4,883
CapitaCommercial Trust (Æ)(ö)	2,293,000	2,016
Commonwealth Property Office Fund (ö)	1,743,866	1,487
DA Office Investment Corp. Class A (ö)	206	521
Derwent London PLC (ö)	41,093	906
Great Portland Estates PLC (ö)	192,031	922
Highwoods Properties, Inc. (ö)(Ñ)	265,639	8,493
Hongkong Land Holdings, Ltd.	943,600	4,985
ICADE (ö)	12,784	1,245
ING Office Fund (ö)	936,274	526
Japan Prime Realty Investment Corp. Class A (ö)	296	703
Japan Real Estate Investment Corp. Class A (ö)	8	67
Kenedix Realty Investment Corp. Class A (ö)	179	589
Kilroy Realty Corp. (ö)(Ñ)	887,457	31,114
Mack-Cali Realty Corp. (ö)(Ñ)	453,292	15,575
Nippon Building Fund, Inc. Class A (ö)	164	1,377
Piedmont Office Realty Trust, Inc. (ö)(Ñ)	596,555	11,955
SL Green Realty Corp. (ö)(Ñ)	427,874	26,601

		229,452

Russell Real Estate Securities Fund	229

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Russell Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Regional Malls - 13.8%
Aeon Mall Co., Ltd.	5,190	110
CapitaMall Trust (Æ)(ö)	143,000	201
CapitaMalls Asia, Ltd.	100,006	158
Macerich Co. (The) (ö)(Ñ)	1,272,642	56,900
Simon Property Group, Inc. (ö)	2,333,308	207,711
Taubman Centers, Inc. (ö)(Ñ)	298,420	12,943
Westfield Group (ö)	724,394	8,570

		286,593

Residential - 17.0%
American Campus Communities, Inc. (ö)	205,976	5,802
Apartment Investment & Management Co. Class A (ö)(Ñ)	534,125	11,970
AvalonBay Communities, Inc. (ö)	706,619	73,517
Boardwalk Real Estate Investment Trust (ö)	68,213	2,753
BRE Properties, Inc. Class A (ö)	289,758	12,100
Camden Property Trust (ö)(Ñ)	969,719	46,964
China Overseas Land & Investment, Ltd.	632,920	1,227
Colonial Properties Trust (ö)(Ñ)	478,921	7,553
Deutsche Wohnen AG (Æ)	93,746	848
Education Realty Trust, Inc. (ö)(Ñ)	394,237	2,787
Equity Lifestyle Properties, Inc. (ö)(Ñ)	201,287	11,173
Equity Residential (ö)(Ñ)	2,257,208	102,184
Essex Property Trust, Inc. (ö)(Ñ)	372,100	39,376
Home Properties, Inc. (ö)(Ñ)	132,003	6,559
Post Properties, Inc. (ö)(Ñ)	695,218	17,909
Shimao Property Holdings, Ltd.	103,919	158
UDR, Inc. (ö)(Ñ)	504,650	10,249
Unite Group PLC (Æ)	240,383	797

		353,926

Self Storage - 5.5%
Big Yellow Group PLC (Æ)(ö)	169,783	839
Extra Space Storage, Inc. (ö)(Ñ)	1,052,900	15,815
Public Storage (ö)	941,937	91,283
Sovran Self Storage, Inc. (ö)	157,502	5,811

		113,748

Shopping Centers - 8.7%
Acadia Realty Trust (ö)	585,729	11,176
Alexander’s, Inc. (ö)	9,679	3,076
Aliansce Shopping Centers SA (Æ)	89,273	493
Atrium European Real Estate, Ltd.	150,529	894
Corio NV (ö)	21,391	1,243
Developers Diversified Realty Corp. (ö)(Ñ)	1,580,614	19,426
Excel Trust, Inc. (Æ)(ö)(Ñ)	54,200	699
Federal Realty Investment Trust (ö)(Ñ)	306,407	23,713
Hammerson PLC (ö)	564,125	3,297
Inland Real Estate Corp. (ö)(Ñ)	172,517	1,625

A portion of the portfolio has been fair valued as of period end.

	Principal Amount ($) or Shares	Market Value $
Kimco Realty Corp. (ö)	1,675,946	26,128
Kite Realty Group Trust (ö)	1,013,000	5,490
Primaris Retail Real Estate Investment Trust (ö)	64,530	1,066
Regency Centers Corp. (ö)(Ñ)	1,366,738	56,105
Retail Opportunity Investments Corp. (Æ)	797,427	7,879
Tanger Factory Outlet Centers (ö)(Ñ)	88,200	3,669
Weingarten Realty Investors (ö)(Ñ)	622,980	14,403

		180,382

Specialty - 6.9%
BR Properties SA	199,980	1,432
Digital Realty Trust, Inc. (ö)(Ñ)	1,002,099	58,823
DuPont Fabros Technology, Inc. (ö)(Ñ)	460,000	10,198
Entertainment Properties Trust (ö)(Ñ)	269,500	11,783
Plum Creek Timber Co., Inc. (ö)(Ñ)	1,037,534	41,294
Rayonier, Inc. (ö)	358,453	17,557
Weyerhaeuser Co. (Ñ)	71,488	3,540

		144,627

Total Common Stocks (cost $1,426,817)		2,031,412

Short-Term Investments - 2.5%
Russell U.S. Cash Management Fund (£)	51,141,022	51,141

Total Short-Term Investments (cost $51,141)		51,141

Other Securities - 22.7%
Russell U.S. Cash Collateral Fund (×)	266,447,957	266,448
State Street Securities Lending Quality Trust (×)	206,589,982	206,049

Total Other Securities (cost $473,038)		472,497

Total Investments - 122.9% (identified cost $1,950,996)		2,555,050

Other Assets and Liabilities, Net - (22.9%)		(476,358)

Net Assets - 100.0%		2,078,692

See accompanying notes which are an integral part of the financial statements.

230	Russell Real Estate Securities Fund

Russell Investment Company

Russell Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2010 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland	HKD	1,237	USD	159	5/4/2010	—
State Street Bank and Trust Company	USD	92	CAD	92	5/3/2010	(1)
State Street Bank and Trust Company	USD	60	CAD	60	5/3/2010	(1)
State Street Bank and Trust Company	USD	52	CAD	53	5/4/2010	(1)
State Street Bank and Trust Company	USD	66	JPY	6,198	5/6/2010	—
State Street Bank And Trust Company	USD	69	JPY	6,464	5/7/2010	—
State Street Bank and Trust Company	USD	49	SGD	67	5/3/2010	—
State Street Bank and Trust Company	JPY	438	USD	5	5/6/2010	—
State Street Bank and Trust Company	JPY	1,159	USD	12	5/6/2010	—
State Street Bank and Trust Company	JPY	6,509	USD	69	5/7/2010	—
State Street Bank and Trust Company	SEK	129	USD	18	5/3/2010	—
State Street Bank and Trust Company	SGD	188	USD	137	5/3/2010	—
State Street Bank and Trust Company	SGD	34	USD	25	5/4/2010	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3)

See accompanying notes which are an integral part of the financial statements.

Russell Real Estate Securities Fund	231

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Russell Real Estate Securities Fund

Presentation of Portfolio Holdings — April 30, 2010 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Diversified	$115,618	$72,851	$—	$188,469	9.1
Free Standing Retail	10,469	—	—	10,469	0.5
Health Care	187,260	—	—	187,260	9.0
Industrial	111,176	3,759	—	114,935	5.5
Lodging/Resorts	158,662	1,224	—	159,886	7.7
Mixed Industrial/Office	61,665	—	—	61,665	3.0
Office	214,108	15,344	—	229,452	11.0
Regional Malls	277,554	9,039	—	286,593	13.8
Residential	350,896	3,030	—	353,926	17.0
Self Storage	112,909	839	—	113,748	5.5
Shopping Centers	174,948	5,434	—	180,382	8.7
Specialty	144,627	—	—	144,627	6.9
Short-Term Investments	—	51,141	—	51,141	2.5
Other Securities	—	472,497	—	472,497	22.7

Total Investments	1,919,892	635,158	—	2,555,050	122.9

Other Assets and Liabilities, Net					(22.9)

					100.0

Other Financial Instruments
Foreign Currency Exchange Contracts	(3)	—	—	(3)	—	*

Total Other Financial Instruments**	(3)	—	—	(3)

*	Less than .05% of net assets
**	Other financial instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts which are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

232	Russell Real Estate Securities Fund

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Russell Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2010 (Unaudited)

Amounts in thousands

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	*

Location: Statement of Assets and Liabilities - Liabilities
Unrealized depreciation on foreign currency exchange contracts	$3

Derivatives not accounted for as hedging instruments	Foreign Currency Contracts

Location: Statement of Operations - Net realized gain (loss)
Foreign currency-related transactions	$96

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Foreign currency-related transactions	$(3)

*	Less than $500.

For further disclosure on derivatives see note 2 in Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Russell Real Estate Securities Fund	233

Russell Investment Company

Russell Money Market Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,000.00	$1,023.95
Expenses Paid During Period*	$0.84	$0.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.17% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,000.00	$1,023.90
Expenses Paid During Period*	$0.89	$0.90

*	Expenses are equal to the Fund’s annualized expense ratio of 0.18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

234	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — April 31, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 3.7%
Straight-A Funding LLC	6,000	Zero coupon	05/03/10	6,000
Straight-A Funding LLC	3,000	Zero coupon	05/12/10	3,000
Straight-A Funding LLC	8,000	Zero coupon	07/01/10	7,996

Total Domestic Commercial Paper (amortized cost $16,996)				16,996

Municipal Bonds - 3.2%
New York State Housing Finance Agency, monthly demand (Ê)	14,700	0.290	05/15/31	14,700

Total Municipal Bonds (amortized cost $14,700)				14,700

United States Government Agencies - 65.7%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR Floater) (Ê)(Å)	5,000	0.706	12/01/17	5,032
Fannie Mae Discount Notes	10,000	Zero coupon	05/05/10	10,000
Fannie Mae Discount Notes	9,650	Zero coupon	05/12/10	9,650
Fannie Mae Discount Notes	3,500	Zero coupon	05/13/10	3,500
Fannie Mae Discount Notes	2,500	Zero coupon	05/14/10	2,500
Fannie Mae Discount Notes	6,000	Zero coupon	05/19/10	6,000
Fannie Mae Discount Notes	3,000	2.375	05/20/10	3,003
Fannie Mae Discount Notes	8,000	Zero coupon	06/03/10	7,999
Fannie Mae Discount Notes	6,000	Zero coupon	07/01/10	5,998
Federal Farm Credit Bank Discount Corp.	25,000	Zero coupon	05/03/10	25,000
Federal Farm Credit Bank Discount Corp.	8,000	Zero coupon	07/12/10	7,997
Federal Home Loan Bank Discount Corp.	35,000	Zero coupon	05/03/10	35,000
Federal Home Loan Bank Discount Corp.	19,639	Zero coupon	05/05/10	19,639
Federal Home Loan Bank Discount Corp.	8,000	Zero coupon	05/07/10	8,000
Federal Home Loan Bank Discount Corp.	5,000	Zero coupon	05/10/10	5,000
Federal Home Loan Bank Discount Corp.	10,000	Zero coupon	05/12/10	9,999
Federal Home Loan Bank Discount Corp.	24,350	Zero coupon	05/14/10	24,349
Federal Home Loan Bank Discount Corp.	7,000	Zero coupon	05/19/10	6,999
Federal Home Loan Bank Discount Corp.	7,400	Zero coupon	06/11/10	7,398
Federal Home Loan Bank Discount Corp.	7,000	Zero coupon	07/01/10	6,998
Federal Home Loan Bank Discount Corp.	8,000	Zero coupon	07/02/10	7,997
Federal Home Loan Mortgage Corp. Discount Note	23,400	Zero coupon	05/04/10	23,400
Federal Home Loan Mortgage Corp. Discount Note	2,200	Zero coupon	05/07/10	2,200
Federal Home Loan Mortgage Corp. Discount Note	7,000	Zero coupon	05/10/10	7,000
Federal Home Loan Mortgage Corp. Discount Note	9,500	Zero coupon	05/18/10	9,499
Federal Home Loan Mortgage Corp. Discount Note	10,000	Zero coupon	05/24/10	9,999
Federal Home Loan Mortgage Corp. Discount Note	3,000	Zero coupon	07/07/10	2,999
Federal Home Loan Mortgage Corp. Discount Note	10,000	Zero coupon	07/26/10	9,996
Freddie Mac Discount Notes	8,000	Zero coupon	05/06/10	8,000
Puttable Floating Option Taxable Receipts (Ê)(Þ)	14,000	0.770	04/01/26	14,000

Total United States Government Agencies (amortized cost $305,151)				305,151

United States Treasury - 27.3%
United States Treasury Bills	67,966	Zero coupon	05/06/10	67,965
United States Treasury Bills	19,000	Zero coupon	05/13/10	18,999
United States Treasury Bills	10,000	Zero coupon	05/27/10	9,999
United States Treasury Bills	30,000	Zero coupon	07/01/10	29,993

Total United States Treasury (amortized cost $126,956)				126,956

Total Investments - 99.9% (amortized cost $463,803)(†)				463,803

Other Assets and Liabilities, Net - 0.1%				680

Net Assets - 100.0%				464,483

See accompanying notes which are an integral part of the financial statements.

Russell Money Market Fund	235

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Russell Money Market Fund

Presentation of Portfolio Holdings—April 30, 2010 (Unaudited)

	Market Value				% of Net Assets
Portfolio Summary	Level 1	Level 2	Level 3	Total

Domestic Commercial Paper	$—	$16,996	$—	$16,996	3.7
Municipal Bonds	—	14,700	—	14,700	3.2
United States Government Agencies	—	305,151	—	305,151	65.7
United States Treasury	—	126,956	—	126,956	27.3

Total Investments	—	463,803	—	463,803	99.9

Other Assets and Liabilities, Net					0.1

					100.0

For a description of the levels see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

236	Russell Money Market Fund

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — April 30, 2010 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(£)	A portion of this asset has been segregated to cover the liability caused by the valuation of the SLQT.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

See accompanying notes which are an integral part of the financial statements.

Russell Money Market Fund	237

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities — April 30, 2010 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Assets
Investments, at identified cost	$4,348,746	$3,891,914	$84,954	$160,425
Investments, at market***	5,080,565	4,369,023	101,862	184,671
Cash	—	—	—	—
Cash (restricted)	18,950	12,100	440	725
Foreign currency holdings*	—	—	—	—
Unrealized appreciation on foreign currency exchange contracts	—	—	—	—
Receivables:
Dividends and interest	3,882	3,442	50	110
Dividends from affiliated Russell U.S. Cash Management Fund	14	7	1	—
Investments sold	57,204	80,677	1,090	2,084
Fund shares sold	11,529	5,172	131	160
Foreign taxes recoverable	—	—	—	—
From affiliates	—	—	—	—
Investments matured******	—	—	—	—
Daily variation margin on futures contracts	—	—	—	—
Other receivable	—	—	—	—
Prepaid expenses	59	425	1	3
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total assets	5,172,203	4,470,846	103,575	187,753

Liabilities
Payables:
Due to Custodian	—	—	—	—
Due to Broker	—	—	—	—
Investments purchased	52,135	74,608	1,213	2,387
Fund shares redeemed	7,388	7,770	313	253
Accrued fees to affiliates	2,859	2,364	69	132
Other accrued expenses	201	206	38	58
Daily variation margin on futures contracts	4,466	2,139	80	131
Dividends for securities sold short	—	108	—	—
Deferred tax liability	—	—	—	—
Income distribution	—	—	—	—
Other payable	—	—	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—	—	—
Unrealized depreciation on index swaps	—	—	—	—
Options written, at market value**	—	—	—	—
Securities sold short at market value******	—	396,805	—	—
Payable upon return of securities loaned	252,714	—	5,336	25,607
Interest rate swap contracts, at market value*****	—	—	—	—
Credit default swap contracts, at market value****	—	—	—	—

Total liabilities	319,763	484,000	7,049	28,568

Net Assets	$4,852,440	$3,986,846	$96,526	$159,185

See accompanying notes which are an integral part of the financial statements.

238	Statements of Assets and Liabilities

Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund

$1,688,498	$4,510,730	$1,756,487	$1,119,499
2,004,923	4,842,576	1,932,266	1,500,880
—	3,568	—	613
4,700	36,083	8,700	6,000
—	12,438	3,874	9,426
—	6,701	2,392	1,489

650	14,207	3,300	3,595

4	23	7	3
25,216	79,206	23,682	5,446
2,734	8,800	2,843	3,447
—	2,235	533	100
—	—	—	—
—	—	—	—
—	1,451	1,229	444
—	—	—	6
48	52	63	104
—	—	—	—
—	—	—	—

2,038,275	5,007,340	1,978,889	1,531,553

—	—	306	—
—	735	—	—
32,072	84,751	12,431	6,539
3,176	3,953	398	2,225
1,180	3,356	1,685	1,571
74	243	37	104
1,793	3,359	2,574	7
—	—	—	—
—	92	525	1,863
—	—	—	—
—	4,025	935	—
—	10,763	3,589	476
—	—	—	444
—	—	—	—
—	—	—	—
367,003	261,717	98,830	128,853
—	—	—	—
—	—	—	—

405,298	372,994	121,310	142,082

$1,632,977	$4,634,346	$1,857,579	$1,389,471

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	239

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2010 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$905	$2,424	$(24)	$(51)
Accumulated net realized gain (loss)	(1,364,386)	(1,311,442)	(40,210)	(129,998)
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	731,819	477,109	16,908	24,246
Futures contracts	4,732	427	10	48
Options written	—	—	—	—
Credit default swaps	—	—	—	—
Index swaps contracts	—	—	—	—
Interest rate swap contracts	—	—	—	—
Securities sold short	—	(65,827)	—	—
Investments matured	—	—	—	—
Foreign currency-related transactions	—	—	—	—
Other investments	—	—	—	—
Shares of beneficial interest	1,857	1,464	128	204
Additional paid-in capital	5,477,513	4,882,691	119,714	264,736

Net Assets	$4,852,440	$3,986,846	$96,526	$159,185

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A********	$26.17	$27.21	$—	$—
Maximum offering price per share (Net asset value plus sales charge of 5.75%*********): Class A	$27.77	$28.87	$—	$—
Class A—Net assets	$24,557,453	$18,646,301	$—	$—
Class A—Shares outstanding ($.01 par value)	938,236	685,277	—	—
Net asset value per share: Class C********	$26.06	$27.14	$6.82	$7.62
Class C—Net assets	$85,890,405	$71,888,537	$6,140,406	$11,662,207
Class C—Shares outstanding ($.01 par value)	3,295,857	2,649,163	900,212	1,530,321
Net asset value per share: Class E********	$26.14	$27.19	$7.39	$7.82
Class E—Net assets	$95,870,351	$76,161,137	$5,627,227	$4,422,481
Class E—Shares outstanding ($.01 par value)	3,667,046	2,800,970	761,783	565,420
Net asset value per share: Class I********	$26.14	$27.22	$7.62	$7.84
Class I—Net assets	$1,040,464,695	$623,741,965	$48,173,008	$49,527,255
Class I—Shares outstanding ($.01 par value)	39,805,434	22,916,669	6,323,899	6,313,717
Net asset value per share: Class S********	$26.14	$27.23	$7.55	$7.82
Class S—Net assets	$1,582,712,390	$1,324,421,273	$36,585,631	$93,573,215
Class S—Shares outstanding ($.01 par value)	60,556,229	48,633,719	4,844,563	11,959,151
Net asset value per share: Class Y********	$26.12	$27.22	$—	$—
Class Y—Net assets	$2,022,944,718	$1,871,987,126	$—	$—
Class Y—Shares outstanding ($.01 par value)	77,446,663	68,763,650	—	—
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$—	$—
** Premiums received on options written	$—	$—	$—	$—
*** Securities on loan included in investments	$241,276	$—	$5,058	$25,680
**** Credit default swap contracts - premiums paid (received)	$—	$—	$—	$—
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$—	$—
****** Investments matured - cost	$—	$—	$—	$—
******* Proceeds on securities sold short	$—	$330,978	$—	$—
******** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
********* Russell Strategic Bond and Short Duration Bond Fund’s maximum sale charge is 3.75%.
********** Russell Money Market Fund investments at amortized cost which approximates value.

See accompanying notes which are an integral part of the financial statements.

240	Statements of Assets and Liabilities

Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund

$1,518	$(6,226)	$(926)	$(31,388)
(581,251)	(1,354,464)	(360,368)	(76,705)

316,425	331,754	175,254	379,518
2,289	(6,368)	1,124	(26)
—	—	—	—
—	—	—	—
—	—	—	(444)
—	—	—	—
—	—	—	—
—	—	—	—
—	(12,140)	(1,186)	1,215
—	—	—	(28)
793	1,573	2,294	754
1,893,203	5,680,217	2,041,387	1,116,575

$1,632,977	$4,634,346	$1,857,579	$1,389,471

$20.48	$29.42	$8.07	$18.38
$21.73	$31.21	$8.56	$19.50
$12,667,968	$22,168,568	$6,859,986	$16,233,656
618,659	753,452	849,854	883,398
$20.33	$29.26	$8.07	$17.39
$35,998,733	$74,047,907	$11,463,254	$39,814,378
1,770,962	2,530,864	1,420,878	2,290,054
$20.52	$29.45	$8.08	$18.41
$37,840,897	$92,014,097	$31,612,270	$33,979,052
1,843,793	3,124,306	3,910,226	1,845,669
$20.65	$29.46	$—	$—
$251,144,652	$925,163,191	$—	$—
12,161,556	31,404,341	—	—
$20.59	$29.43	$8.10	$18.47
$663,354,501	$1,526,882,829	$769,971,409	$903,633,532
32,212,595	51,874,429	95,074,102	48,932,350
$20.59	$29.48	$8.10	$18.49
$631,970,413	$1,994,069,537	$1,037,671,979	$395,810,121
30,695,147	67,649,533	128,104,611	21,407,663

$—	$12,415	$3,849	$9,288
$—	$—	$—	$—
$349,586	$262,690	$99,562	$122,744
$—	$—	$—	$—
$—	$—	$—	$—
$—	$—	$—	$—
$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	241

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2010 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Assets
Investments, at identified cost	$337,798	$193,451	$8,436,099	$1,907,674
Investments, at market***	431,043	222,353	8,310,370	1,901,743
Cash	—	—	1,996	25
Cash (restricted)	1,500	700	29,490	4,079
Foreign currency holdings*	—	—	3,263	530
Unrealized appreciation on foreign currency exchange contracts	—	—	5,575	272
Receivables:
Dividends and interest	224	22	52,270	9,756
Dividends from affiliated Russell U.S. Cash Management Fund	1	—	35	13
Investments sold	434	472	659,988	82,398
Fund shares sold	705	141	16,648	3,593
Foreign taxes recoverable	—	—	—	—
From affiliates	—	—	—	—
Investments matured******	—	—	1,903	562
Daily variation margin on futures contracts	—	—	23,818	840
Other receivable	—	—	2,828	—
Prepaid expenses	14	1	106	34
Interest rate swap contracts, at market value*****	—	—	20,913	1,495
Credit default swap contracts, at market value****	—	—	9,976	1,740

Total assets	433,921	223,689	9,139,179	2,007,080

Liabilities
Payables:
Due to Custodian	—	—	—	—
Due to Broker	—	—	29,311	1,550
Investments purchased	936	530	1,198,447	288,083
Fund shares redeemed	267	99	6,492	1,745
Accrued fees to affiliates	288	150	4,253	539
Other accrued expenses	52	34	564	129
Daily variation margin on futures contracts	254	181	19,300	1
Dividends for securities sold short	—	—	—	—
Deferred tax liability	—	—	—	—
Income distribution	—	—	2	—
Other payable	—	—	23,099	3,661
Unrealized depreciation on foreign currency exchange contracts	—	—	3,594	64
Unrealized depreciation on index swaps	—	—	—	—
Options written, at market value**	—	—	2,303	789
Securities sold short at market value******	—	—	—	—
Payable upon return of securities loaned	42,713	67,994	250,084	67,760
Interest rate swap contracts, at market value*****	—	—	6,869	568
Credit default swap contracts, at market value****	—	—	26,017	4,211

Total liabilities	44,510	68,988	1,570,335	369,100

Net Assets	$389,411	$154,701	$7,568,844	$1,637,980

See accompanying notes which are an integral part of the financial statements.

242	Statements of Assets and Liabilities

Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

$721,495	$504,255	$1,950,996	$463,803
733,432	521,968	2,555,050	463,803	**********
—	49	—	—
176	—	—	—
490	—	151	—
239	—	—	—

3,487	6,936	2,045	57
3	1	4	—
35,970	—	18,791	1,276
3,942	1,621	3,903	—
—	—	—	—
—	—	—	10
—	—	—	—
78	—	—	—
17	—	—	—
72	38	109	32
852	—	—	—
634	—	—	—

779,392	530,613	2,580,053	465,178

82	—	—	—
1,476	—	—	—
28,091	6,289	20,998	—
2,229	191	5,549	—
422	219	1,688	80
89	60	85	592
130	—	—	—
—	—	—	—
—	—	—	—
—	—	—	23
—	—	—	—
80	—	3	—
—	—	—	—
451	—	—	—
—	—	—	—
—	—	473,038	—
86	—	—	—
17	—	—	—

33,153	6,759	501,361	695

$746,239	$523,854	$2,078,692	$464,483

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	243

Russell Investment Company

Russell Funds

Statements of Assets and Liabilities, continued — April 30, 2010 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$164	$(123)	$15,134	$1,771
Accumulated net realized gain (loss)	(138,841)	(25,597)	31,960	7,911
Unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	93,245	28,902	(125,729)	(5,931)
Futures contracts	358	336	15,903	2,343
Options written	—	—	1,829	710
Credit default swaps	—	—	3,569	(380)
Index swaps contracts	—	—	—	—
Interest rate swap contracts	—	—	7,674	57
Securities sold short	—	—	—	—
Investments matured	—	—	(6,898)	(2,038)
Foreign currency-related transactions	—	—	2,373	208
Other investments	—	—	(11,312)	—
Shares of beneficial interest	215	117	7,032	750
Additional paid-in capital	434,270	151,066	7,627,309	1,632,579

Net Assets	$389,411	$154,701	$7,568,844	$1,637,980

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*******	$—	$—	$10.81	$—
Maximum offering price per share (Net asset value plus sales charge of 5.75%*********): Class A	$—	$—	$11.23	$—
Class A—Net assets	$—	$—	$47,826,401	$—
Class A—Shares outstanding ($.01 par value)	—	—	4,422,824	—
Net asset value per share: Class C********	$17.62	$12.06	$10.82	$21.76
Class C—Net assets	$13,612,679	$8,321,412	$110,726,026	$37,586,461
Class C—Shares outstanding ($.01 par value)	772,408	690,044	10,237,422	1,727,329
Net asset value per share: Class E********	$18.05	$13.06	$10.75	$21.84
Class E—Net assets	$17,590,214	$3,611,251	$149,133,896	$56,467,020
Class E—Shares outstanding ($.01 par value)	974,505	276,618	13,872,317	2,585,901
Net asset value per share: Class I********	$—	$—	$10.72	$21.84
Class I—Net assets	$—	$—	$1,377,244,948	$405,794,437
Class I—Shares outstanding ($.01 par value)	—	—	128,485,244	18,578,215
Net asset value per share: Class S********	$18.11	$13.31	$10.84	$21.83
Class S—Net assets	$358,207,773	$142,768,594	$2,404,514,934	$357,828,640
Class S—Shares outstanding ($.01 par value)	19,777,187	10,722,922	221,885,326	16,392,156
Net asset value per share: Class Y********	$—	$—	$10.73	$21.85
Class Y—Net assets	$—	$—	$3,479,397,493	$780,303,827
Class Y—Shares outstanding ($.01 par value)	—	—	324,300,830	35,705,079
Amounts in thousands
* Foreign currency holdings - cost	$—	$—	$3,276	$527
** Premiums received on options written	$—	$—	$4,132	$1,499
*** Securities on loan included in investments	$43,314	$64,798	$356,080	$126,027
**** Credit default swap contracts - premiums paid (received)	$—	$—	$(19,610)	$(2,091)
***** Interest rate swap contracts - premiums paid (received)	$—	$—	$6,370	$870
****** Investments matured - cost	$—	$—	$—	$2,600
******* Proceeds on securities sold short	$—	$—	$—	$—
******** Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
********* Russell Strategic Bond and Short Duration Bond Fund’s maximum sale charge is 3.75%.
********** Russell Money Market Fund investments at amortized cost which approximates value.

See accompanying notes which are an integral part of the financial statements.

244	Statements of Assets and Liabilities

Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

$623	$1,377	$10,677	$25
(15,256)	(5,208)	(466,564)	688

11,937	17,713	604,054	—
483	—	—	—
488	—	—	—
347	—	—	—
—	—	—	—
662	—	—	—
—	—	—	—
—	—	—	—
162	—	(10)	—
(68)	—	—	—
389	236	602	4,639
746,472	509,736	1,929,933	459,131

$746,239	$523,854	$2,078,692	$464,483

$19.16	$—	$34.09	$1.00
$19.91	$—	$36.17	$1.00
$21,607,832	$—	$23,066,898	$106,623,224
1,127,552	—	676,571	106,390,453
$19.10	$22.15	$33.40	$—
$80,232,316	$27,720,427	$55,489,079	$—
4,201,628	1,251,304	1,661,418	—
$19.20	$22.23	$34.11	$—
$22,574,975	$29,125,088	$44,520,740	$—
1,175,968	1,310,353	1,305,399	—
$—	$—	$—	$—
$—	$—	$—	$—
—	—	—	—
$19.17	$22.19	$34.59	$1.00
$437,139,864	$467,008,209	$1,324,504,685	$357,859,923
22,807,645	21,042,246	38,289,570	357,472,094
$19.17	$—	$34.59	$—
$184,683,811	$—	$631,110,578	$—
9,634,817	—	18,244,799	—

$488	$—	$151	$—
$939	$—	$—	$—
$—	$—	$456,602	$—
$270	$—	$—	$—
$104	$—	$—	$—
$—	$—	$—	$—
$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	245

Russell Investment Company

Russell Funds

Statements of Operations — For the Periods Ended April 30, 2010 (Unaudited)

Amounts in thousands	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund

Investment Income
Dividends	$36,173	$46,216
Dividends from affiliated Russell money market funds	57	29
Interest	—	—
Securities lending income	180	—
Less foreign taxes withheld	—	—

Total investment income	36,410	46,245

Expenses
Advisory fees	13,032	11,685
Administrative fees	1,185	1,062
Custodian fees	350	341
Distribution fees - Class A	28	23
Distribution fees - Class C	317	273
Transfer agent fees - Class A	20	17
Transfer agent fees - Class C	76	66
Transfer agent fees - Class E	89	73
Transfer agent fees - Class I	460	354
Transfer agent fees - Class S	1,373	1,240
Transfer agent fees - Class Y	46	44
Professional fees	127	116
Registration fees	84	82
Shareholder servicing fees - Class C	106	91
Shareholder servicing fees - Class E	123	101
Trustees’ fees	50	48
Printing fees	114	104
Dividends paid on securities sold short	—	2,126
Interest expense paid on securities sold short	—	1,895
Miscellaneous	37	36

Expenses before reductions	17,617	19,777
Expense reductions	(204)	(170)

Net expenses	17,413	19,607

Net investment income (loss)	18,997	26,638

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	150,150	227,035
Futures contracts	35,326	28,513
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	(65,268)
Foreign currency-related transactions	22	—

Net realized gain (loss)	185,498	190,280

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	458,613	399,579
Futures contracts	4,455	925
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	(49,020)
Investments matured	—	—
Foreign currency-related transactions	—	—
Other investments	—	—

Net change in unrealized appreciation (depreciation)	463,068	351,484

Net realized and unrealized gain (loss)	648,566	541,764

Net Increase (Decrease) in Net Assets from Operations	$667,563	$568,402

See accompanying notes which are an integral part of the financial statements.

246	Statements of Operations

Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund

$474	$1,245	$9,657	$51,155	$11,189	$13,514
1	1	13	72	19	10
—	—	—	3	—	21
5	8	758	685	79	239
—	—	—	(4,240)	(648)	(1,334)

480	1,254	10,428	47,675	10,639	12,450

380	539	5,252	15,541	6,057	7,628
24	38	375	1,110	319	332
36	39	152	829	219	637
—	—	13	26	7	17
23	42	124	288	36	139
—	—	10	19	5	12
5	10	30	69	9	33
5	5	33	82	17	30
24	23	115	461	—	—
31	82	536	1,290	494	779
—	—	13	42	16	8
22	29	65	151	50	70
23	25	54	83	43	59
8	14	41	96	12	46
7	6	45	113	24	42
1	4	16	47	10	13
4	17	72	127	56	89
—	—	—	—	—	—
—	—	—	—	—	—
4	4	13	124	11	13

597	877	6,959	20,498	7,385	9,947
(94)	—	(22)	(206)	—	—

503	877	6,937	20,292	7,385	9,947

(23)	377	3,491	27,383	3,254	2,503

5,667	9,335	94,480	52,403	43,324	73,142
486	616	10,098	18,508	8,692	(6)
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	417
—	—	—	—	—	—
—	—	—	—	—	—
—	—	(4)	10,550	381	1,555

6,153	9,951	104,574	81,461	52,397	75,108

7,179	16,570	236,859	117,845	108,064	99,513
49	227	5,550	4,052	2,391	1,189
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	139
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	(25,053)	(1,791)	(119)
—	—	—	—	—	(35)

7,228	16,797	242,409	96,844	108,664	100,687

13,381	26,748	346,983	178,305	161,061	175,795

$13,358	$27,125	$350,474	$205,688	$164,315	$178,298

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	247

Russell Investment Company

Russell Funds

Statements of Operations, continued — For the Periods Ended April 30, 2010 (Unaudited)

Amounts in thousands	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund

Investment Income
Dividends	$2,495	$839
Dividends from affiliated Russell money market funds	—	2
Interest	—	—
Securities lending income	13	67
Less foreign taxes withheld	—	—

Total investment income	2,508	908

Expenses
Advisory fees	1,271	693
Administrative fees	91	35
Custodian fees	34	34
Distribution fees - Class A	—	—
Distribution fees - Class C	49	29
Transfer agent fees - Class A	—	—
Transfer agent fees - Class C	12	7
Transfer agent fees - Class E	14	3
Transfer agent fees - Class I	—	—
Transfer agent fees - Class S	301	117
Transfer agent fees - Class Y	—	—
Professional fees	25	23
Registration fees	35	23
Shareholder servicing fees - Class C	16	10
Shareholder servicing fees - Class E	20	4
Trustees’ fees	4	2
Printing fees	7	5
Dividends paid on securities sold short	—	—
Interest expense paid on securities sold short	—	—
Miscellaneous	4	3

Expenses before reductions	1,883	988
Expense reductions	(145)	(75)

Net expenses	1,738	913

Net investment income (loss)	770	(5)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	6,194	9,205
Futures contracts	1,728	1,154
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Foreign currency-related transactions	—	—

Net realized gain (loss)	7,922	10,359

Net change in unrealized appreciation (depreciation) on:
Investments (Russell non-U.S. funds - net of deferred tax liability for foreign capital gains taxes)	47,232	21,763
Futures contracts	552	675
Options written	—	—
Credit default swap contracts	—	—
Index swap contracts	—	—
Interest rate swap contracts	—	—
Securities sold short	—	—
Investments matured	—	—
Foreign currency-related transactions	—	—
Other investments	—	—

Net change in unrealized appreciation (depreciation)	47,784	22,438

Net realized and unrealized gain (loss)	55,706	32,797

Net Increase (Decrease) in Net Assets from Operations	$56,476	$32,792

See accompanying notes which are an integral part of the financial statements.

248	Statements of Operations

Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

$1,218	$116	$19	$—	$42,116	$—
117	31	9	4	13	—
178,077	20,321	10,889	9,479	—	564
128	35	—	—	320	—
—	—	—	—	—	—

179,540	20,503	10,917	9,483	42,449	564

18,532	1,453	1,496	725	7,370	637
1,853	291	166	121	461	159
762	168	118	37	194	105
57	—	22	—	24	—
410	135	239	100	185	—
41	—	16	—	17	119
98	32	57	24	44	—
135	42	18	24	36	—
658	195	—	—	—	—
2,045	177	349	387	1,036	452
77	11	4	—	13	—
215	69	51	35	54	288
112	56	76	46	55	11
137	45	80	33	62	—
187	59	25	33	50	—
84	12	6	5	18	24
122	21	11	6	105	44
10	—	—	—	—	—
—	—	—	—	—	—
56	24	27	5	21	32

25,591	2,790	2,761	1,581	9,745	1,871
(2,408)	(92)	(196)	(193)	—	(1,308)

23,183	2,698	2,565	1,388	9,745	563

156,357	17,805	8,352	8,095	32,704	1

35,014	3,992	4,046	765	97,547	1,862
35,109	4,869	1,701	—	—	—
7,319	1,619	297	—	—	—
(2,717)	(48)	293	—	—	—
—	—	—	—	—	—
11,681	1,263	2,346	—	—	—
—	—	—	—	—	—
2,208	696	651	—	(43)	—

88,614	12,391	9,334	765	97,504	1,862

254,835	24,026	5,346	5,515	373,708	—
(6,358)	(1,354)	(373)	—	—	—
(865)	434	381	—	—	—
10,317	479	320	—	—	—
—	—	—	—	—	—
(2,614)	(720)	(1,503)	—	—	—
—	—	—	—	—	—
2,033	153	—	—	—	—
3,152	131	283	—	(5)	—
(13,026)	—	(85)	—	—	—

247,474	23,149	4,369	5,515	373,703	—

336,088	35,540	13,703	6,280	471,207	1,862

$492,445	$53,345	$22,055	$14,375	$503,911	$1,863

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	249

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets

	Russell U.S. Core Equity Fund		Russell U.S. Quantitative Equity Fund
Amounts in thousands	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$18,997	$47,467	$26,638	$58,422
Net realized gain (loss)	185,498	(990,798)	190,280	(1,131,684)
Net change in unrealized appreciation (depreciation)	463,068	1,352,743	351,484	1,400,691

Net increase (decrease) in net assets from operations	667,563	409,412	568,402	327,429

Distributions
From net investment income
Class A	(57)	(172)	(88)	(173)
Class C	(6)	(250)	(104)	(285)
Class E	(297)	(936)	(416)	(1,020)
Class I	(3,875)	(9,667)	(4,675)	(10,431)
Class S	(5,631)	(14,148)	(8,206)	(16,261)
Class Y	(9,614)	(24,766)	(13,402)	(27,712)
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class S	—	—	—	—
Class Y	—	—	—	—

Net decrease in net assets from distributions	(19,480)	(49,939)	(26,891)	(55,882)

Share Transactions
Net increase (decrease) in net assets from share transactions	(270,279)	(130,854)	(790,950)	(162,007)

Total Net Increase (Decrease) in Net Assets	377,804	228,619	(249,439)	109,540

Net Assets
Beginning of period	4,474,636	4,246,017	4,236,285	4,126,745

End of period	$4,852,440	$4,474,636	$3,986,846	$4,236,285

Undistributed (overdistributed) net investment income included in net assets	$905	$1,388	$2,424	$2,677

See accompanying notes which are an integral part of the financial statements.

250	Statements of Changes in Net Assets

Russell U.S. Growth Fund		Russell U.S. Value Fund		Russell U.S. Small & Mid Cap Fund
Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

$(23)	$241	$377	$2,012	$3,491	$9,211
6,153	(21,892)	9,951	(56,191)	104,574	(385,664)
7,228	36,141	16,797	69,162	242,409	492,508

13,358	14,490	27,125	14,983	350,474	116,055

—	—	—	—	(27)	(30)
—	—	—	(56)	—	(36)
—	(5)	(10)	(67)	(118)	(92)
(70)	(336)	(161)	(696)	(1,164)	(942)
(3)	(129)	(281)	(1,317)	(2,706)	(2,029)
—	—	—	—	(3,598)	(2,703)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(73)	(470)	(452)	(2,136)	(7,613)	(5,832)

(11,239)	(33,982)	(17,177)	(47,365)	(71,386)	(66,590)

2,046	(19,962)	9,496	(34,518)	271,475	43,633

94,480	114,442	149,689	184,207	1,361,502	1,317,869

$96,526	$94,480	$159,185	$149,689	$1,632,977	$1,361,502

$(24)	$72	$(51)	$24	$1,518	$5,640

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	251

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell International Developed Markets Fund		Russell Global Equity Fund
Amounts in thousands	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$27,383	$75,575	$3,254	$13,628
Net realized gain (loss)	81,461	(739,585)	52,397	(207,369)
Net change in unrealized appreciation (depreciation)	96,844	1,466,126	108,664	369,956

Net increase (decrease) in net assets from operations	205,688	802,116	164,315	176,215

Distributions
From net investment income
Class A	(678)	—	(60)	(59)
Class C	(1,951)	—	(37)	(14)
Class E	(2,949)	—	(167)	(120)
Class I	(32,300)	—	—	—
Class S	(47,639)	—	(5,794)	(4,698)
Class Y	(65,231)	—	(7,470)	(7,130)
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class I	—	—	—	—
Class S	—	—	—	—
Class Y	—	—	—	—

Net decrease in net assets from distributions	(150,748)	—	(13,528)	(12,021)

Share Transactions
Net increase (decrease) in net assets from share transactions	350,975	(312,657)	744,308	5,845

Total Net Increase (Decrease) in Net Assets	405,915	489,459	895,095	170,039

Net Assets
Beginning of period	4,228,431	3,738,972	962,484	792,445

End of period	$4,634,346	$4,228,431	$1,857,579	$962,484

Undistributed (overdistributed) net investment income included in net assets	$(6,226)	$117,139	$(926)	$9,348

See accompanying notes which are an integral part of the financial statements.

252	Statements of Changes in Net Assets

Russell Emerging Markets Fund		Russell Tax-Managed Large Cap Fund		Russell Tax-Managed Mid & Small Cap Fund
Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

$2,503	$9,244	$770	$3,016	$(5)	$282
75,108	(134,444)	7,922	(43,359)	10,359	(20,605)
100,687	632,857	47,784	76,012	22,438	31,172

178,298	507,657	56,476	35,669	32,792	10,849

(324)	—	—	—	—	—
(741)	—	—	(11)	—	—
(861)	—	(76)	(138)	—	(14)
—	—	—	—	—	—
(22,342)	—	(2,254)	(4,396)	(118)	(1,096)
(10,330)	—	—	—	—	—

—	(346)	—	—	—	—
—	(1,147)	—	—	—	—
—	(829)	—	—	—	—
—	—	—	—	—	—
—	(23,557)	—	—	—	—
—	(14,874)	—	—	—	—

(34,598)	(40,753)	(2,330)	(4,545)	(118)	(1,110)

27,764	(125,175)	(6,180)	(47,316)	(7,602)	(34,372)

171,464	341,729	47,966	(16,192)	25,072	(24,633)

1,218,007	876,278	341,445	357,637	129,629	154,262

$1,389,471	$1,218,007	$389,411	$341,445	$154,701	$129,629

$(31,388)	$707	$164	$1,724	$(123)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	253

Russell Investment Company

Russell Funds

Statements of Changes in Net Assets, continued

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund
Amounts in thousands	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$156,357	$339,991	$17,805	$44,905
Net realized gain (loss)	88,614	(40,748)	12,391	20,415
Net change in unrealized appreciation (depreciation)	247,474	825,721	23,149	111,607

Net increase (decrease) in net assets from operations	492,445	1,124,964	53,345	176,927

Distributions
From net investment income
Class A	(978)	(1,433)	—	—
Class C	(1,968)	(4,137)	(509)	(1,112)
Class E	(3,336)	(6,700)	(856)	(1,768)
Class I	(31,163)	(66,042)	(7,704)	(16,415)
Class S	(51,717)	(97,075)	(3,207)	(5,182)
Class Y	(83,982)	(165,478)	(8,783)	(18,920)
From net realized gain
Class A	—	(109)	—	—
Class C	—	(410)	(148)	—
Class E	—	(603)	(187)	—
Class I	—	(5,577)	(1,618)	—
Class S	—	(8,216)	(532)	—
Class Y	—	(13,184)	(1,486)	—

Net decrease in net assets from distributions	(173,144)	(368,964)	(25,030)	(43,397)

Share Transactions
Net increase (decrease) in net assets from share transactions	(52,320)	(122,243)	650,282	(272,126)

Total Net Increase (Decrease) in Net Assets	266,981	633,757	678,597	(138,596)

Net Assets
Beginning of period	7,301,863	6,668,106	959,383	1,097,979

End of period	$7,568,844	$7,301,863	$1,637,980	$959,383

Undistributed (overdistributed) net investment income included in net assets	$15,134	$31,921	$1,771	$5,025

See accompanying notes which are an integral part of the financial statements.

254	Statements of Changes in Net Assets

Russell Short Duration Bond Fund		Russell Tax Exempt Bond Fund		Russell Real Estate Securities Fund		Russell Money Market Fund
Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

$8,352	$16,951	$8,095	$14,096	$32,704	$49,504	$1	$23,336
9,334	(8,961)	765	217	97,504	(382,498)	1,862	250,551
4,369	50,060	5,515	25,208	373,703	451,436	—	(248,865)

22,055	58,050	14,375	39,521	503,911	118,442	1,863	25,022

(275)	(346)	—	—	(221)	(431)	(2)	(1,593)
(759)	(747)	(325)	(493)	(411)	(1,011)	—	—
(306)	(484)	(408)	(648)	(470)	(1,029)	—	—
—	—	—	—	—	—	—	—
(6,464)	(10,265)	(7,290)	(12,892)	(14,579)	(27,630)	(10)	(21,732)
(3,040)	(4,425)	—	—	(7,939)	(18,678)	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(10,844)	(16,267)	(8,023)	(14,033)	(23,620)	(48,779)	(12)	(23,325)

144,981	163,625	57,719	32,625	(65,162)	138,859	(2,115,008)	(2,713,533)

156,192	205,408	64,071	58,113	415,129	208,522	(2,113,157)	(2,711,836)

590,047	384,639	459,783	401,670	1,663,563	1,455,041	2,577,640	5,289,476

$746,239	$590,047	$523,854	$459,783	$2,078,692	$1,663,563	$464,483	$2,577,640

$623	$3,115	$1,377	$1,305	$10,677	$1,593	$25	$36

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	255

Russell Investment Company

Russell Funds

Statement of Cash Flows — For the Period Ended April 30, 2010 (Unaudited)

Amounts in thousands	Russell U.S. Quantitative Equity Fund*
Increase (Decrease) in Cash

Cash Flows from Operating Activities
Net increase in net assets from operations	$568,402
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities
Purchase of investment securities	(2,326,478)
Proceeds from disposition of investment securities	3,160,904
Purchases of short-term investment securities, net	(51,508)
Increase in cash collateral for futures contracts	16,900
Decrease in receivables for dividends and interest	1,658
Increase in receivables for investments sold	(9,833)
Increase in prepaid expenses	(151)
Increase in payables for investments purchased	176
Decrease in payables for accrued fees to affiliates	(211)
Decrease in payables for other accrued expenses	(56)
Decrease in payables for dividends from securities sold short	(72)
Decrease in payables for daily variation margin on futures contracts	(3,587)
Change in unrealized appreciation on securities on investments	(351,484)
Net realized loss on investments	(190,280)

Net cash provided by operating activities	814,380

Cash Flows from Financing Activities
Proceeds from shares sold	284,020
Payments for shares redeemed	(1,097,418)
Cash distributions paid	(982)

Net cash used in financing activities	(814,380)

Net increase in cash	—
Cash
Beginning balance	—

Ending balance	$—

*	The Russell U.S. Quantitative Equity Fund is the only fund presented herein required to present a Statement of Cash Flows.

See accompanying notes which are an integral part of the financial statements.

256	Statement of Cash Flows

(This page intentionally left blank)

Russell Investment Company

Russell Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Core Equity Fund
Class A
April 30, 2010*	22.76	.06		3.41	3.47	(.06)	—	—
October 31, 2009	20.73	.17		2.05	2.22	(.19)	—	—
October 31, 2008(5)	28.57	.03		(7.85)	(7.82)	(.02)	—	—
Class C
April 30, 2010*	22.69	(.03)		3.40	3.37	— (d)	—	—
October 31, 2009	20.71	.03		2.01	2.04	(.06)	—	—
October 31, 2008(5)	28.57	—	(d)	(7.85)	(7.85)	(.01)	—	—
Class E
April 30, 2010*	22.73	.07		3.41	3.48	(.07)	—	—
October 31, 2009	20.73	.20		2.01	2.21	(.21)	—	—
October 31, 2008	38.09	.31		(14.35)	(14.04)	(.35)	(2.97)	—
October 31, 2007	33.51	.29		6.08	6.37	(.28)	(1.51)	—
October 31, 2006	30.81	.25		3.96	4.21	(.24)	(1.27)	—
October 31, 2005	27.56	.25		3.24	3.49	(.24)	—	—
Class I
April 30, 2010*	22.72	.10		3.43	3.53	(.11)	—	—
October 31, 2009	20.73	.25		2.00	2.25	(.26)	—	—
October 31, 2008	38.08	.41		(14.37)	(13.96)	(.42)	(2.97)	—
October 31, 2007	33.49	.37		6.10	6.47	(.37)	(1.51)	—
October 31, 2006	30.79	.32		3.96	4.28	(.31)	(1.27)	—
October 31, 2005	27.54	.32		3.24	3.56	(.31)	—	—
Class S
April 30, 2010*	22.72	.09		3.42	3.51	(.09)	—	—
October 31, 2009	20.72	.22		2.01	2.23	(.23)	—	—
October 31, 2008(5)	28.56	.05		(7.87)	(7.82)	(.02)	—	—
Class Y
April 30, 2010*	22.71	.11		3.41	3.52	(.11)	—	—
October 31, 2009	20.71	.25		2.02	2.27	(.27)	—	—
October 31, 2008	38.07	.37		(14.33)	(13.96)	(.43)	(2.97)	—
October 31, 2007	33.49	.39		6.09	6.48	(.39)	(1.51)	—
October 31, 2006	30.77	.34		3.98	4.32	(.33)	(1.27)	—
October 31, 2005	27.53	.31		3.26	3.57	(.33)	—	—

See accompanying notes which are an integral part of the financial statements.

258	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.06)	26.17	15.27	24,558	1.06	1.06	.47	51
(.19)	22.76	10.87	20,849	1.07	1.07	.85	125
(.02)	20.73	(27.38)	16,179	1.09	1.10	.73	121

— (d)	26.06	14.86	85,890	1.81	1.81	(.27)	51
(.06)	22.69	9.92	82,018	1.81	1.81	.14	125
(.01)	20.71	(27.49)	86,199	1.83	1.84	.00	121

(.07)	26.14	15.35	95,870.94		1.06	.60	51
(.21)	22.73	10.84	94,835.94		1.07	1.01	125
(3.32)	20.73	(40.01)	94,785.95		1.00	1.07	121
(1.79)	38.09	19.82	49,355.93		.95	.82	113
(1.51)	33.51	14.07	43,911.93		.96	.78	98
(.24)	30.81	12.70	37,666.92		.96	.83	110

(.11)	26.14	15.54	1,040,465.70		.73	.83	51
(.26)	22.72	11.08	809,999.69		.74	1.27	125
(3.39)	20.73	(39.85)	872,188.70		.73	1.37	121
(1.88)	38.08	20.17	1,396,706.68		.70	1.07	113
(1.58)	33.49	14.34	1,095,931.71		.73	1.01	98
(.31)	30.79	12.97	825,172.69		.73	1.06	110

(.09)	26.14	15.47	1,582,712.81		.81	.72	51
(.23)	22.72	10.99	1,418,555.82		.82	1.11	125
(.02)	20.72	(27.39)	1,249,003.83		.85	1.01	121

(.11)	26.12	15.54	2,022,945.64		.64	.91	51
(.27)	22.71	11.18	2,048,380.64		.64	1.29	125
(3.40)	20.71	(39.87)	1,927,663.66		.67	1.35	121
(1.90)	38.07	20.23	575,655.63		.65	1.12	113
(1.60)	33.49	14.48	504,168.64		.66	1.07	98
(.33)	30.77	13.00	341,294.65		.67	1.03	110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	259

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Quantitative Equity Fund
Class A
April 30, 2010*	23.94	.12	3.27	3.39	(.12)	—	—
October 31, 2009	22.26	.25	1.68	1.93	(.25)	—	—
October 31, 2008(5)	30.15	.01	(7.88)	(7.87)	(.02)	—	—
Class C
April 30, 2010*	23.89	.02	3.27	3.29	(.04)	—	—
October 31, 2009	22.23	.10	1.64	1.74	(.08)	—	—
October 31, 2008(5)	30.15	(.02)	(7.89)	(7.91)	(.01)	—	—
Class E
April 30, 2010*	23.92	.13	3.27	3.40	(.13)	—	—
October 31, 2009	22.26	.28	1.65	1.93	(.27)	—	—
October 31, 2008	40.29	.29	(14.34)	(14.05)	(.26)	(3.72)	—
October 31, 2007	39.35	.31	3.80	4.11	(.33)	(2.84)	—
October 31, 2006	35.20	.35	5.02	5.37	(.35)	(.87)	—
October 31, 2005	32.32	.35	2.88	3.23	(.35)	—	—
Class I
April 30, 2010*	23.95	.17	3.27	3.44	(.17)	—	—
October 31, 2009	22.29	.34	1.64	1.98	(.32)	—	—
October 31, 2008	40.30	.38	(14.35)	(13.97)	(.32)	(3.72)	—
October 31, 2007	39.36	.40	3.81	4.21	(.43)	(2.84)	—
October 31, 2006	35.20	.44	5.03	5.47	(.44)	(.87)	—
October 31, 2005	32.32	.44	2.88	3.32	(.44)	—	—
Class S
April 30, 2010*	23.96	.15	3.27	3.42	(.15)	—	—
October 31, 2009	22.30	.31	1.65	1.96	(.30)	—	—
October 31, 2008(5)	30.18	.02	(7.88)	(7.86)	(.02)	—	—
Class Y
April 30, 2010*	23.96	.17	3.27	3.44	(.18)	—	—
October 31, 2009	22.29	.34	1.66	2.00	(.33)	—	—
October 31, 2008	40.30	.36	(14.31)	(13.95)	(.34)	(3.72)	—
October 31, 2007	39.36	.42	3.80	4.22	(.44)	(2.84)	—
October 31, 2006	35.20	.46	5.02	5.48	(.45)	(.87)	—
October 31, 2005	32.32	.45	2.88	3.33	(.45)	—	—

See accompanying notes which are an integral part of the financial statements.

260	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.12)	27.21	14.18	18,646	1.26	1.26	.90	50
(.25)	23.94	8.82	17,522	1.31	1.31	1.19	115
(.02)	22.26	(26.11)	14,403	1.26	1.26	.32	118

(.04)	27.14	13.76	71,889	2.00	2.00	.16	50
(.08)	23.89	7.91	71,301	2.06	2.06	.49	115
(.01)	22.23	(26.23)	82,787	2.00	2.01	(.43)	118

(.13)	27.19	14.25	76,161	1.14	1.26	1.04	50
(.27)	23.92	8.86	79,008	1.18	1.31	1.35	115
(3.98)	22.26	(38.26)	86,593	1.15	1.20	.94	118
(3.17)	40.29	11.11	61,842	1.07	1.09	.79	121
(1.22)	39.35	15.56	56,703.94		.96	.93	106
(.35)	35.20	10.03	46,352.91		.93	1.01	117

(.17)	27.22	14.38	623,742.89		.92	1.29	50
(.32)	23.95	9.12	736,767.93		.98	1.62	115
(4.04)	22.29	(38.11)	815,038.93		.96	1.22	118
(3.27)	40.30	11.40	1,369,379.82		.84	1.04	121
(1.31)	39.36	15.87	1,201,844.70		.72	1.18	106
(.44)	35.20	10.30	1,009,002.66		.69	1.26	117

(.15)	27.23	14.30	1,324,421	1.00	1.00	1.17	50
(.30)	23.96	8.98	1,356,163	1.06	1.06	1.46	115
(.02)	22.30	(26.05)	1,245,509	1.00	1.02	.36	118

(.18)	27.22	14.36	1,871,987.83		.83	1.35	50
(.33)	23.96	9.21	1,975,524.88		.88	1.63	115
(4.06)	22.29	(38.07)	1,882,415.85		.86	1.27	118
(3.28)	40.30	11.44	371,457.77		.79	1.09	121
(1.32)	39.36	15.93	393,292.64		.67	1.23	106
(.45)	35.20	10.34	338,308.63		.65	1.30	117

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	261

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Growth Fund
Class C
April 30, 2010*	5.96	(.03)	.89	.86	—	—	—
October 31, 2009	5.09	(.04)	.91	.87	—	—	—
October 31, 2008	9.17	(.07)	(3.60)	(3.67)	—	(.41)	—
October 31, 2007	7.84	(.09)	1.42	1.33	—	—	—
October 31, 2006	7.45	(.09)	.48	.39	—	—	—
October 31, 2005	6.85	(.08)	.68	.60	—	—	—
Class E
April 30, 2010*	6.43	(.01)	.97	.96	—	—	—
October 31, 2009	5.46	— (d)	.98	.98	(.01)	—	—
October 31, 2008	9.72	— (d)	(3.85)	(3.85)	—	(.41)	—
October 31, 2007	8.25	(.02)	1.49	1.47	—	—	—
October 31, 2006	7.76	(.03)	.52	.49	—	—	—
October 31, 2005	7.08	(.01)	.69	.68	—	—	—
Class I
April 30, 2010*	6.62	— (d)	1.01	1.01	(.01)	—	—
October 31, 2009	5.63	.02	1.00	1.02	(.03)	—	—
October 31, 2008	9.98	.03	(3.97)	(3.94)	—	(.41)	—
October 31, 2007	8.44	.01	1.53	1.54	—	—	—
October 31, 2006	7.91	.01	.52	.53	— (d)	—	—
October 31, 2005	7.19	.01	.71	.72	—	—	—
Class S
April 30, 2010*	6.56	— (d)	.99	.99	— (d)	—	—
October 31, 2009	5.57	.01	1.00	1.01	(.02)	—	—
October 31, 2008	9.89	.01	(3.92)	(3.91)	—	(.41)	—
October 31, 2007	8.38	(.01)	1.52	1.51	—	—	—
October 31, 2006	7.87	(.01)	.52	.51	—	—	—
October 31, 2005	7.15	— (d)	.72	.72	—	—	—

See accompanying notes which are an integral part of the financial statements.

262	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

—	6.82	14.43	6,140	2.05	2.22	(1.04)	45
—	5.96	17.09	5,770	2.11	2.18	(.76)	118
(.41)	5.09	(41.76)	6,211	2.21	2.31	(.90)	120
—	9.17	16.96	11,204	2.23	2.27	(1.14)	138
—	7.84	5.23	9,764	2.22	2.27	(1.20)	148
—	7.45	8.76	8,149	2.23	2.32	(1.15)	128

—	7.39	14.93	5,627	1.30	1.47	(.29)	45
(.01)	6.43	17.90	5,381	1.36	1.43	(.02)	118
(.41)	5.46	(41.23)	5,308	1.37	1.48	(.06)	120
—	9.72	17.82	7,104	1.37	1.41	(.28)	138
—	8.25	6.31	6,590	1.36	1.42	(.34)	148
—	7.76	9.60	4,255	1.28	1.40	(.15)	128

(.01)	7.62	15.27	48,173.92		1.14	.09	45
(.03)	6.62	18.34	49,355.98		1.11	.38	118
(.41)	5.63	(41.05)	58,509.98		1.13	.33	120
—	9.98	18.25	113,989	1.00	1.06	.09	138
— (d)	8.44	6.75	90,953.95		1.13	.07	148
—	7.91	10.17	112,112.92		1.08	.12	128

— (d)	7.55	15.10	36,586	1.05	1.22	(.04)	45
(.02)	6.56	18.15	33,974	1.11	1.19	.25	118
(.41)	5.57	(41.19)	44,414	1.19	1.30	.12	120
—	9.89	18.02	79,962	1.16	1.20	(.07)	138
—	8.38	6.48	71,433	1.15	1.21	(.13)	148
—	7.87	10.07	57,324	1.06	1.18	.04	128

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	263

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Value Fund
Class C
April 30, 2010*	6.43	(.02)	1.21	1.19	—	—	—
October 31, 2009	5.69	.02	.75	.77	(.03)	—	—
October 31, 2008	12.84	.05	(5.19)	(5.14)	(.06)	(1.95)	—
October 31, 2007	12.44	.01	1.16	1.17	(.02)	(.75)	—
October 31, 2006	11.27	.01	1.83	1.84	(.03)	(.64)	—
October 31, 2005	10.15	(.02)	1.16	1.14	(.01)	(.01)	—
Class E
April 30, 2010*	6.58	.01	1.24	1.25	(.01)	—	—
October 31, 2009	5.82	.06	.76	.82	(.06)	—	—
October 31, 2008	13.10	.12	(5.31)	(5.19)	(.14)	(1.95)	—
October 31, 2007	12.66	.11	1.19	1.30	(.11)	(.75)	—
October 31, 2006	11.43	.11	1.87	1.98	(.11)	(.64)	—
October 31, 2005	10.28	.09	1.16	1.25	(.09)	(.01)	—
Class I
April 30, 2010*	6.60	.02	1.25	1.27	(.03)	—	—
October 31, 2009	5.84	.08	.76	.84	(.08)	—	—
October 31, 2008	13.13	.15	(5.32)	(5.17)	(.17)	(1.95)	—
October 31, 2007	12.69	.16	1.18	1.34	(.15)	(.75)	—
October 31, 2006	11.46	.15	1.87	2.02	(.15)	(.64)	—
October 31, 2005	10.30	.13	1.17	1.30	(.13)	(.01)	—
Class S
April 30, 2010*	6.58	.02	1.24	1.26	(.02)	—	—
October 31, 2009	5.82	.08	.76	.84	(.08)	—	—
October 31, 2008	13.10	.14	(5.32)	(5.18)	(.15)	(1.95)	—
October 31, 2007	12.67	.14	1.17	1.31	(.14)	(.75)	—
October 31, 2006	11.44	.13	1.87	2.00	(.13)	(.64)	—
October 31, 2005	10.29	.11	1.16	1.27	(.11)	(.01)	—

See accompanying notes which are an integral part of the financial statements.

264	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

—	7.62	18.51	11,662	2.08	2.08	(.46)	40
(.03)	6.43	13.69	10,593	2.04	2.04	.36	111
(2.01)	5.69	(46.49)	11,225	2.13	2.13	.54	156
(.77)	12.84	9.73	25,688	2.09	2.09	.06	128
(.67)	12.44	17.01	26,168	2.11	2.11	.08	87
(.02)	11.27	11.23	21,228	2.18	2.20	(.18)	85

(.01)	7.82	19.06	4,423	1.33	1.33	.35	40
(.06)	6.58	14.44	5,282	1.29	1.29	1.15	111
(2.09)	5.82	(46.08)	6,852	1.31	1.31	1.35	156
(.86)	13.10	10.64	10,774	1.27	1.27	.88	128
(.75)	12.66	18.15	10,871	1.27	1.27	.91	87
(.10)	11.43	12.14	8,770	1.25	1.30	.78	85

(.03)	7.84	19.20	49,527	1.00	1.00	.62	40
(.08)	6.60	14.79	44,600.96		.96	1.48	111
(2.12)	5.84	(45.86)	54,530.98		.98	1.69	156
(.90)	13.13	10.97	139,538.94		.94	1.21	128
(.79)	12.69	18.47	131,494.94		.94	1.26	87
(.14)	11.46	12.63	135,759.86		.91	1.14	85

(.02)	7.82	19.21	93,573	1.08	1.08	.55	40
(.08)	6.58	14.75	89,214	1.04	1.04	1.41	111
(2.10)	5.82	(45.98)	111,600	1.13	1.13	1.55	156
(.88)	13.10	10.87	274,355	1.05	1.05	1.10	128
(.77)	12.67	18.32	253,586	1.09	1.10	1.09	87
(.12)	11.44	12.36	198,551	1.07	1.10	.95	85

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	265

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell U.S. Small & Mid Cap Fund
Class A
April 30, 2010*	16.28	.01	4.24	4.25	(.05)	—	—
October 31, 2009	14.95	.06	1.33	1.39	(.06)	—	—
October 31, 2008(5)	21.95	.03	(7.02)	(7.00)	—	—	—
Class C
April 30, 2010*	16.18	(.05)	4.20	4.15	—	—	—
October 31, 2009	14.93	(.04)	1.31	1.27	(.02)	—	—
October 31, 2008(5)	21.95	(.01)	(7.01)	(7.02)	—	—	—
Class E
April 30, 2010*	16.32	.03	4.23	4.26	(.06)	—	—
October 31, 2009	14.95	.09	1.31	1.40	(.03)	—	—
October 31, 2008	31.79	.13	(11.98)	(11.85)	(.17)	(4.82)	—
October 31, 2007	34.16	.05	4.59	4.64	—	(7.01)	—
October 31, 2006	38.43	.02	5.76	5.78	—	(10.05)	—
October 31, 2005	39.28	(.04)	4.44	4.40	(.06)	(5.19)	—
Class I
April 30, 2010*	16.43	.05	4.26	4.31	(.09)	—	—
October 31, 2009	15.05	.12	1.32	1.44	(.06)	—	—
October 31, 2008	31.98	.17	(12.02)	(11.85)	(.26)	(4.82)	—
October 31, 2007	34.31	.12	4.60	4.72	(.04)	(7.01)	—
October 31, 2006	38.57	.09	5.79	5.88	(.09)	(10.05)	—
October 31, 2005	39.39	.04	4.45	4.49	(.12)	(5.19)	—
Class S
April 30, 2010*	16.39	.04	4.24	4.28	(.08)	—	—
October 31, 2009	15.03	.10	1.33	1.43	(.07)	—	—
October 31, 2008(5)	22.06	.03	(7.06)	(7.03)	—	—	—
Class Y
April 30, 2010*	16.39	.05	4.26	4.31	(.11)	—	—
October 31, 2009	15.02	.12	1.33	1.45	(.08)	—	—
October 31, 2008	31.98	.19	(12.02)	(11.83)	(.31)	(4.82)	—
October 31, 2007	34.32	.15	4.59	4.74	(.07)	(7.01)	—
October 31, 2006	38.58	.12	5.79	5.91	(.12)	(10.05)	—
October 31, 2005	39.41	.07	4.45	4.52	(.16)	(5.19)	—

See accompanying notes which are an integral part of the financial statements.

266	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.05)	20.48	26.13	12,668	1.23	1.23	.15	50
(.06)	16.28	9.37	9,278	1.24	1.24	.40	153
—	14.95	(31.89)	6,982	1.37	1.38	.47	163

—	20.33	25.65	35,999	1.98	1.98	(.59)	50
(.02)	16.18	8.51	30,345	1.98	1.98	(.28)	153
—	14.93	(31.98)	33,486	2.11	2.13	(.28)	163

(.06)	20.52	26.14	37,841	1.11	1.23	.29	50
(.03)	16.32	9.44	33,923	1.10	1.23	.61	153
(4.99)	14.95	(43.26)	40,553	1.17	1.22	.60	163
(7.01)	31.79	15.98	38,520	1.13	1.15	.17	143
(10.05)	34.16	17.91	39,987	1.11	1.14	.07	155
(5.25)	38.43	11.53	34,849	1.08	1.11	(.09)	156

(.09)	20.65	26.33	251,145.90		.90	.49	50
(.06)	16.43	9.62	211,299.91		.91	.82	153
(5.08)	15.05	(43.08)	260,535.97		.99	.77	163
(7.05)	31.98	16.21	480,645.93		.95	.38	143
(10.14)	34.31	18.17	471,745.91		.94	.27	155
(5.31)	38.57	11.77	496,716.87		.91	.12	156

(.08)	20.59	26.21	663,354.98		.98	.41	50
(.07)	16.39	9.58	530,812.98		.99	.68	153
—	15.03	(31.87)	475,057	1.10	1.11	.73	163

(.11)	20.59	26.38	631,970.80		.80	.59	50
(.08)	16.39	9.74	545,845.81		.81	.87	153
(5.13)	15.02	(43.09)	501,256.92		.93	.97	163
(7.08)	31.98	16.30	93,321.83		.85	.47	143
(10.17)	34.32	18.31	111,605.82		.85	.36	155
(5.35)	38.58	11.85	112,625.81		.83	.18	156

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	267

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell International Developed Markets Fund
Class A
April 30, 2010*	29.09	.13	1.16	1.29	(.96)	—	—
October 31, 2009	23.75	.40	4.94	5.34	—	—	—
October 31, 2008(5)	34.84	.07	(11.16)	(11.09)	—	—	—
Class C
April 30, 2010*	28.83	.02	1.16	1.18	(.75)	—	—
October 31, 2009	23.73	.23	4.87	5.10	—	—	—
October 31, 2008(5)	34.84	.03	(11.14)	(11.11)	—	—	—
Class E
April 30, 2010*	29.12	.15	1.16	1.31	(.98)	—	—
October 31, 2009	23.76	.46	4.90	5.36	—	—	—
October 31, 2008	56.97	.76	(23.85)	(23.09)	(1.29)	(8.01)	(.82)
October 31, 2007	50.51	.83	12.10	12.93	(1.41)	(5.06)	—
October 31, 2006	40.45	.87	9.87	10.74	(.68)	—	—
October 31, 2005	35.15	.57	5.41	5.98	(.68)	—	—
Class I
April 30, 2010*	29.16	.18	1.18	1.36	(1.06)	—	—
October 31, 2009	23.74	.51	4.91	5.42	—	—	—
October 31, 2008	57.01	.92	(23.89)	(22.97)	(1.41)	(8.01)	(.88)
October 31, 2007	50.55	.95	12.10	13.05	(1.53)	(5.06)	—
October 31, 2006	40.47	1.00	9.86	10.86	(.78)	—	—
October 31, 2005	35.16	.68	5.39	6.07	(.76)	—	—
Class S
April 30, 2010*	29.13	.17	1.15	1.32	(1.02)	—	—
October 31, 2009	23.74	.48	4.91	5.39	—	—	—
October 31, 2008(5)	34.79	.11	(11.16)	(11.05)	—	—	—
Class Y
April 30, 2010*	29.18	.20	1.17	1.37	(1.07)	—	—
October 31, 2009	23.74	.52	4.92	5.44	—	—	—
October 31, 2008	57.03	.64	(23.60)	(22.96)	(1.42)	(8.01)	(.90)
October 31, 2007	50.56	1.01	12.07	13.08	(1.55)	(5.06)	—
October 31, 2006	40.47	.92	9.96	10.88	(.79)	—	—
October 31, 2005	35.17	.68	5.40	6.08	(.78)	—	—

See accompanying notes which are an integral part of the financial statements.

268	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.96)	29.42	4.50	22,169	1.24	1.24	.89	40
—	29.09	22.44	20,212	1.25	1.25	1.63	115
—	23.75	(31.83)	14,638	1.31	1.32	1.27	100

(.75)	29.26	4.14	74,048	1.99	1.99	.11	40
—	28.83	21.50	77,072	2.00	2.00	.94	115
—	23.73	(31.92)	78,972	2.05	2.06	.53	100

(.98)	29.45	4.57	92,014	1.12	1.24	1.00	40
—	29.12	22.57	88,476	1.12	1.25	1.88	115
(10.12)	23.76	(48.26)	83,902	1.17	1.22	2.04	100
(6.47)	56.97	28.47	61,533	1.16	1.18	1.64	108
(.68)	50.51	26.84	51,470	1.17	1.19	1.88	83
(.68)	40.45	17.19	41,415	1.15	1.18	1.49	80

(1.06)	29.46	4.72	925,163.88		.91	1.24	40
—	29.16	22.84	905,418.87		.92	2.08	115
(10.30)	23.74	(48.14)	882,731.92		.95	2.33	100
(6.59)	57.01	28.75	1,792,063.91		.93	1.87	108
(.78)	50.55	27.17	1,420,218.91		.93	2.15	83
(.76)	40.47	17.48	1,127,303.90		.93	1.76	80

(1.02)	29.43	4.65	1,526,883.99		.99	1.16	40
—	29.13	22.67	1,348,135	1.00	1.00	1.94	115
—	23.74	(31.79)	1,052,420	1.06	1.08	2.00	100

(1.07)	29.48	4.72	1,994,069.82		.82	1.34	40
—	29.18	22.87	1,789,118.82		.82	2.15	115
(10.33)	23.74	(48.08)	1,626,309.88		.90	1.89	100
(6.61)	57.03	28.85	360,175.86		.88	1.98	108
(.79)	50.56	27.24	378,505.86		.89	1.99	83
(.78)	40.47	17.53	587,751.86		.89	1.76	80

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	269

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Global Equity Fund
Class A
April 30, 2010*	7.29	—	(d)	.87	.87	(.09)	—	—
October 31, 2009	6.07	.07		1.23	1.30	(.08)	—	—
October 31, 2008	11.37	.08		(5.07)	(4.99)	(.12)	(.19)	—
October 31, 2007(2)	10.00	.05		1.32	1.37	—	—	—
Class C
April 30, 2010*	7.26	(.03)		.87	.84	(.03)	—	—
October 31, 2009	6.02	.04		1.21	1.25	(.01)	—	—
October 31, 2008	11.31	.01		(5.04)	(5.03)	(.07)	(.19)	—
October 31, 2007(2)	10.00	—	(d)	1.31	1.31	—	—	—
Class E
April 30, 2010*	7.30	.01		.85	.86	(.08)	—	—
October 31, 2009	6.07	.08		1.22	1.30	(.07)	—	—
October 31, 2008	11.37	.08		(5.08)	(5.00)	(.11)	(.19)	—
October 31, 2007(2)	10.00	.06		1.31	1.37	—	—	—
Class S
April 30, 2010*	7.32	.02		.86	.88	(.10)	—	—
October 31, 2009	6.09	.09		1.23	1.32	(.09)	—	—
October 31, 2008	11.39	.10		(5.08)	(4.98)	(.13)	(.19)	—
October 31, 2007(2)	10.00	.08		1.31	1.39	—	—	—
Class Y
April 30, 2010*	7.32	.02		.87	.89	(.11)	—	—
October 31, 2009	6.09	.11		1.21	1.32	(.09)	—	—
October 31, 2008(6)	8.61	—	(d)	(2.07)	(2.07)	—	—	—

See accompanying notes which are an integral part of the financial statements.

270	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.09)	8.07	11.95	6,860	1.49	1.49	.07	39
(.08)	7.29	21.82	4,612	1.52	1.52	1.15	127
(.31)	6.07	(45.03)	2,382	1.55	1.55	.82	160
—	11.37	13.70	2,445	1.58	1.58	.77	62

(.03)	8.07	11.61	11,463	2.24	2.24	(.69)	39
(.01)	7.26	20.82	8,672	2.26	2.26	.61	127
(.26)	6.02	(45.45)	2	2.30	2.30	.07	160
—	11.31	13.10	10,802	2.33	2.33	(.04)	62

(.08)	8.08	11.88	31,612	1.49	1.49	.20	39
(.07)	7.30	21.77	14,492	1.51	1.51	1.28	127
(.30)	6.07	(45.07)	10,096	1.55	1.55	.81	160
—	11.37	13.70	15,683	1.58	1.58	.90	62

(.10)	8.10	12.08	769,972	1.24	1.24	.40	39
(.09)	7.32	22.07	426,936	1.26	1.26	1.53	127
(.32)	6.09	(44.87)	306,198	1.30	1.30	1.09	160
—	11.39	13.90	1,128,142	1.33	1.33	1.12	62

(.11)	8.10	12.08	1,037,672	1.06	1.06	.63	39
(.09)	7.32	22.35	507,772	1.09	1.09	1.81	127
—	6.09	(25.37)	466,235	1.22	1.22	.52	160

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	271

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Emerging Markets Fund
Class A
April 30, 2010*	16.44	.01	2.37	2.38	(.44)	—	—
October 31, 2009	10.59	.08	6.27	6.35	—	(.50)	—
October 31, 2008	30.85	.42	(14.73)	(14.31)	(.73)	(5.22)	—
October 31, 2007(3)	20.50	.14	10.21	10.35	—	—	—
Class C
April 30, 2010*	15.53	(.05)	2.25	2.20	(.34)	—	—
October 31, 2009	10.11	(.01)	5.93	5.92	—	(.50)	—
October 31, 2008	29.66	.22	(14.06)	(13.84)	(.49)	(5.22)	—
October 31, 2007	21.17	(.02)	11.80	11.78	(.25)	(3.04)
October 31, 2006	16.73	.01	5.14	5.15	(.28)	(.43)	—
October 31, 2005	12.52	.04	4.22	4.26	(.05)	—	—
Class E
April 30, 2010*	16.47	.01	2.37	2.38	(.44)	—	—
October 31, 2009	10.61	.08	6.28	6.36	—	(.50)	—
October 31, 2008	30.84	.38	(14.71)	(14.33)	(.68)	(5.22)	—
October 31, 2007	21.89	.16	12.24	12.40	(.41)	(3.04)	—
October 31, 2006	17.25	.17	5.29	5.46	(.39)	(.43)	—
October 31, 2005	12.93	.16	4.34	4.50	(.18)	—	—
Class S
April 30, 2010*	16.52	.03	2.39	2.42	(.47)	—	—
October 31, 2009	10.62	.11	6.29	6.40	—	(.50)	—
October 31, 2008	30.86	.44	(14.72)	(14.28)	(.74)	(5.22)	—
October 31, 2007	21.91	.22	12.23	12.45	(.46)	(3.04)	—
October 31, 2006	17.25	.21	5.31	5.52	(.43)	(.43)	—
October 31, 2005	12.94	.20	4.34	4.54	(.23)	—	—
Class Y
April 30, 2010*	16.55	.05	2.38	2.43	(.49)	—	—
October 31, 2009	10.62	.13	6.30	6.43	—	(.50)	—
October 31, 2008(6)	15.72	.01	(5.11)	(5.10)	—	—	—

See accompanying notes which are an integral part of the financial statements.

272	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.44)	18.38	14.68	16,234	1.77	1.77	.15	32
(.50)	16.44	62.81	11,624	1.78	1.78	.66	77
(5.95)	10.59	(56.41)	7,595	1.92	1.92	2.15	65
—	30.85	50.49	3,537	1.88	1.89	.86	67

(.34)	17.39	14.26	39,814	2.51	2.51	(.63)	32
(.50)	15.53	61.74	34,286	2.53	2.54	(.11)	77
(5.71)	10.11	(56.77)	25,058	2.66	2.66	1.12	65
(3.29)	29.66	63.90	66,707	2.63	2.64	(.07)	67
(.71)	21.17	31.63	44,977	2.68	2.68	.07	69
(.05)	16.73	33.98	33,961	2.74	2.76	.29	72

(.44)	18.41	14.67	33,979	1.76	1.76	.10	32
(.50)	16.47	62.78	28,078	1.78	1.78	.66	77
(5.90)	10.61	(56.41)	17,976	1.91	1.91	1.86	65
(3.45)	30.84	65.17	41,911	1.88	1.89	.68	67
(.82)	21.89	32.64	27,862	1.93	1.93	.83	69
(.18)	17.25	34.94	18,855	1.99	2.01	1.02	72

(.47)	18.47	14.80	903,634	1.51	1.51	.37	32
(.50)	16.52	63.37	788,455	1.53	1.53	.91	77
(5.96)	10.62	(56.33)	520,064	1.65	1.65	2.15	65
(3.50)	30.86	65.53	1,760,393	1.63	1.64	.94	67
(.86)	21.91	33.04	1,092,083	1.68	1.68	1.06	69
(.23)	17.25	35.27	794,086	1.73	1.76	1.30	72

(.49)	18.49	14.87	395,810	1.34	1.34	.53	32
(.50)	16.55	63.67	355,564	1.36	1.36	1.10	77
—	10.62	(32.44)	305,585	1.63	1.63	1.06	65

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	273

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Tax-Managed U.S. Large Cap Fund
Class C
April 30, 2010*	15.16	(.04)	2.50	2.46	—	—	—
October 31, 2009	13.55	.01	1.61	1.62	(.01)	—	—
October 31, 2008	22.78	(.01)	(9.22)	(9.23)	—	—	—
October 31, 2007	19.62	(.06)	3.22	3.16	—	—	—
October 31, 2006	17.68	(.02)	1.96	1.94	—	—	—
October 31, 2005	16.55	.01	1.14	1.15	(.02)	—	—
Class E
April 30, 2010*	15.54	.02	2.57	2.59	(.08)	—	—
October 31, 2009	13.96	.10	1.64	1.74	(.16)	—	—
October 31, 2008	23.41	.14	(9.48)	(9.34)	(.11)	—	—
October 31, 2007	20.12	.10	3.31	3.41	(.12)	—	—
October 31, 2006	18.09	.11	2.02	2.13	(.10)	—	—
October 31, 2005	16.93	.15	1.15	1.30	(.14)	—	—
Class S
April 30, 2010*	15.61	.04	2.57	2.61	(.11)	—	—
October 31, 2009	14.03	.14	1.64	1.78	(.20)	—	—
October 31, 2008	23.52	.19	(9.52)	(9.33)	(.16)	—	—
October 31, 2007	20.21	.15	3.32	3.47	(.16)	—	—
October 31, 2006	18.16	.17	2.02	2.19	(.14)	—	—
October 31, 2005	16.99	.20	1.15	1.35	(.18)	—	—
Russell Tax-Managed U.S. Mid & Small Cap Fund
Class C
April 30, 2010*	9.62	(.05)	2.49	2.44	—	—	—
October 31, 2009	8.69	(.06)	.99	.93	—	—	—
October 31, 2008	15.07	(.07)	(5.09)	(5.16)	—	(1.22)	—
October 31, 2007	13.22	(.13)	2.18	2.05	—	(.20)	—
October 31, 2006	11.59	(.14)	1.77	1.63	—	—	—
October 31, 2005	10.17	(.12)	1.54	1.42	—	—	—
Class E
April 30, 2010*	10.38	(.01)	2.69	2.68	—	—	—
October 31, 2009	9.37	— (d)	1.06	1.06	(.05)	—	—
October 31, 2008	16.03	.01	(5.45)	(5.44)	—	(1.22)	—
October 31, 2007	13.93	(.03)	2.33	2.30	—	(.20)	—
October 31, 2006	12.13	(.05)	1.85	1.80	—	—	—
October 31, 2005	10.56	(.04)	1.61	1.57	—	—	—
Class S
April 30, 2010*	10.58	— (d)	2.74	2.74	(.01)	—	—
October 31, 2009	9.56	.03	1.07	1.10	(.08)	—	—
October 31, 2008	16.30	.05	(5.56)	(5.51)	(.01)	(1.22)	—
October 31, 2007	14.13	.01	2.36	2.37	—	(.20)	—
October 31, 2006	12.27	(.01)	1.87	1.86	—	—	—
October 31, 2005	10.65	(.01)	1.63	1.62	—	—	—

See accompanying notes which are an integral part of the financial statements.

274	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

—	17.62	16.23	13,613	1.91	1.99	(.53)	20
(.01)	15.16	11.98	12,383	1.92	2.00	.05	56
—	13.55	(40.52)	13,387	1.92	1.94	(.04)	54
—	22.78	16.11	21,692	1.92	1.92	(.30)	50
—	19.62	10.97	19,112	1.92	1.92	(.13)	61
(.02)	17.68	6.94	16,955	1.91	1.91	.08	43

(.08)	18.05	16.71	17,590	1.16	1.24	.22	20
(.16)	15.54	12.74	14,488	1.17	1.25	.74	56
(.11)	13.96	1.64	12,645	1.18	1.19	.71	54
(.12)	23.41	17.01	16,891	1.17	1.17	.45	50
(.10)	20.12	11.82	12,726	1.17	1.17	.60	61
(.14)	18.09	7.72	8,695	1.16	1.16	.84	43

(.11)	18.11	16.81	358,208.91		.99	.47	20
(.20)	15.61	13.07	314,574.92		1.00	1.03	56
(.16)	14.03	(39.91)	331,605.93		.94	.97	54
(.16)	23.52	17.28	572,138.92		.92	.70	50
(.14)	20.21	12.12	458,002.92		.92	.87	61
(.18)	18.16	7.98	386,605.90		.91	1.12	43

—	12.06	25.36	8,321	2.23	2.34	(.95)	39
—	9.62	10.57	7,033	2.21	2.36	(.69)	55
(1.22)	8.69	(36.71)	8,653	2.23	2.34	(.63)	72
(.20)	15.07	15.70	14,088	2.25	2.30	(.93)	57
—	13.22	14.06	11,975	2.25	2.35	(1.09)	54
—	11.59	13.96	9,295	2.24	2.37	(1.06)	58

—	13.06	25.72	3,611	1.48	1.59	(.20)	39
(.05)	10.38	11.48	2,794	1.46	1.60	(.02)	55
(1.22)	9.37	(36.29)	2,570	1.48	1.59	.11	72
(.20)	16.03	16.70	3,654	1.50	1.55	(.19)	57
—	13.93	14.84	2,523	1.50	1.60	(.34)	54
—	12.13	14.87	1,663	1.48	1.62	(.32)	58

(.01)	13.31	25.92	142,769	1.23	1.34	.05	39
(.08)	10.58	11.74	119,802	1.22	1.36	.29	55
(1.23)	9.56	(36.14)	143,039	1.23	1.34	.37	72
(.20)	16.30	16.97	265,807	1.25	1.30	.07	57
—	14.13	15.16	198,081	1.25	1.35	(.09)	54
—	12.27	15.21	156,596	1.22	1.38	(.06)	58

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	275

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Strategic Bond Fund
Class A
April 30, 2010*	10.37	.20	.47	.67	(.23)	—	—
October 31, 2009	9.23	.47	1.19	1.66	(.48)	(.04)	—
October 31, 2008(5)	9.99	.08	(.82)	(.74)	(.02)	—	—
Class C
April 30, 2010*	10.37	.16	.48	.64	(.19)	—	—
October 31, 2009	9.23	.40	1.19	1.59	(.41)	(.04)	—
October 31, 2008(5)	9.99	.06	(.80)	(.74)	(.02)	—	—
Class E
April 30, 2010*	10.31	.21	.46	.67	(.23)	—	—
October 31, 2009	9.18	.48	1.18	1.66	(.49)	(.04)	—
October 31, 2008	10.53	.49	(1.33)	(.84)	(.51)	—	—
October 31, 2007	10.48	.50	.01	.51	(.46)	—	—
October 31, 2006	10.44	.45	.04	.49	(.42)	(.03)	—
October 31, 2005	10.70	.35	(.21)	.14	(.32)	(.08)	—
Class I
April 30, 2010*	10.28	.22	.47	.69	(.25)	—	—
October 31, 2009	9.16	.51	1.16	1.67	(.51)	(.04)	—
October 31, 2008	10.51	.52	(1.33)	(.81)	(.54)	—	—
October 31, 2007	10.46	.52	.02	.54	(.49)	—	—
October 31, 2006	10.43	.47	.03	.50	(.44)	(.03)	—
October 31, 2005	10.69	.38	(.22)	.16	(.34)	(.08)	—
Class S
April 30, 2010*	10.39	.22	.47	.69	(.24)	—	—
October 31, 2009	9.24	.50	1.19	1.69	(.50)	(.04)	—
October 31, 2008(5)	9.98	.08	(.80)	(.72)	(.02)	—	—
Class Y
April 30, 2010*	10.29	.22	.47	.69	(.25)	—	—
October 31, 2009	9.16	.51	1.17	1.68	(.51)	(.04)	—
October 31, 2008	10.51	.51	(1.32)	(.81)	(.54)	—	—
October 31, 2007	10.46	.52	.02	.54	(.49)	—	—
October 31, 2006	10.43	.64	(.13)	.51	(.45)	(.03)	—
October 31, 2005(1)	10.74	.14	(.26)	(.12)	(.19)	—	—

See accompanying notes which are an integral part of the financial statements.

276	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.23)	10.81	6.64	47,826.95		1.02	3.92	102
(.52)	10.37	18.62	40,181.96		1.03	4.99	154
(.02)	9.23	(7.42)	22,437.93		1.07	4.40	131

(.19)	10.82	6.23	110,726	1.70	1.77	3.15	102
(.45)	10.37	17.97	108,353	1.67	1.78	4.28	154
(.02)	9.23	(7.54)	97,063	1.68	1.82	3.63	131

(.23)	10.75	6.73	149,134.85		1.02	3.99	102
(.53)	10.31	18.87	146,696.81		1.03	5.14	154
(.51)	9.18	(8.45)	135,857.88		1.00	4.79	131
(.46)	10.53	4.99	18,101.93		.96	4.69	698
(.45)	10.48	4.81	15,119.92		.96	4.27	270
(.40)	10.44	1.37	9,268.93		.95	3.32	198

(.25)	10.72	6.78	1,377,245.60		.69	4.24	102
(.55)	10.28	19.21	1,306,502.56		.70	5.39	154
(.54)	9.16	(8.26)	1,330,676.66		.69	5.10	131
(.49)	10.51	5.27	1,415,575.67		.70	4.97	698
(.47)	10.46	4.95	744,559.70		.73	4.51	270
(.42)	10.43	1.65	560,896.69		.71	3.55	198

(.24)	10.84	6.75	2,404,515.70		.77	4.15	102
(.54)	10.39	19.12	2,173,609.67		.78	5.26	154
(.02)	9.24	(7.23)	1,915,099.69		.82	4.33	131

(.25)	10.73	6.91	3,479,398.54		.59	4.30	102
(.55)	10.29	19.13	3,526,522.52		.60	5.42	154
(.54)	9.16	(8.11)	3,166,974.55		.66	5.20	131
(.49)	10.51	5.30	134,926.63		.66	5.01	698
(.48)	10.46	5.03	101,240.63		.67	4.60	270
(.19)	10.43	(1.15)	40,259.64		.67	3.74	198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	277

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Investment Grade Bond Fund
Class C
April 30, 2010*	21.31	.22	.63	.85	(.31)	(.09)	—
October 31, 2009	18.68	.67	2.67	3.34	(.71)	—	—
October 31, 2008	20.76	.72	(2.00)	(1.28)	(.80)	—	—
October 31, 2007(4)	20.76	.08	(.08)	—	—	—	—
Class E
April 30, 2010*	21.38	.31	.64	.95	(.40)	(.09)	—
October 31, 2009	18.70	.84	2.67	3.51	(.83)	—	—
October 31, 2008	20.77	.92	(2.00)	(1.08)	(.99)	—	—
October 31, 2007	20.82	.96	(.02)	.94	(.99)	—	—
October 31, 2006	20.75	.92	.04	.96	(.89)	—	—
October 31, 2005	21.88	.74	(.61)	.13	(.73)	(.53)	—
Class I
April 30, 2010*	21.39	.34	.63	.97	(.43)	(.09)	—
October 31, 2009	18.69	.89	2.68	3.57	(.87)	—	—
October 31, 2008	20.76	.97	(2.00)	(1.03)	(1.04)	—	—
October 31, 2007	20.82	1.04	(.06)	.98	(1.04)	—	—
October 31, 2006	20.75	.97	.05	1.02	(.95)	—	—
October 31, 2005	21.87	.80	(.61)	.19	(.78)	(.53)	—
Class S
April 30, 2010*	21.38	.30	.65	.95	(.41)	(.09)	—
October 31, 2009	18.69	.86	2.68	3.54	(.85)	—	—
October 31, 2008	20.76	.95	(2.01)	(1.06)	(1.01)	—	—
October 31, 2007(4)	20.75	.01	—	.01	—	—	—
Class Y
April 30, 2010*	21.40	.33	.64	.97	(.43)	(.09)	—
October 31, 2009	18.70	.90	2.68	3.58	(.88)	—	—
October 31, 2008	20.77	.98	(2.00)	(1.02)	(1.05)	—	—
October 31, 2007	20.83	1.04	(.05)	.99	(1.05)	—	—
October 31, 2006	20.76	.99	.04	1.03	(.96)	—	—
October 31, 2005	21.88	.80	(.61)	.19	(.78)	(.53)	—

See accompanying notes which are an integral part of the financial statements.

278	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.40)	21.76	4.09	37,586	1.54	1.54	2.10	70
(.71)	21.31	18.25	34,706	1.55	1.55	3.37	87
(.80)	18.68	(6.47)	29,741	1.60	1.63	3.54	105
—	20.76	—	35,689	1.60	1.62	4.21	199

(.49)	21.84	4.52	56,467.67		.79	2.96	70
(.83)	21.38	19.38	43,414.67		.80	4.25	87
(.99)	18.70	(5.57)	48,193.67		.71	4.48	105
(.99)	20.77	4.64	53,663.65		.67	4.76	199
(.89)	20.82	4.79	31,504.64		.67	4.45	125
(1.26)	20.75	.60	29,632.65		.68	3.49	202

(.52)	21.84	4.65	405,794.43		.46	3.23	70
(.87)	21.39	19.61	392,070.42		.47	4.49	87
(1.04)	18.69	(5.29)	406,332.41		.44	4.74	105
(1.04)	20.76	4.85	689,651.40		.42	4.99	199
(.95)	20.82	5.06	829,914.40		.42	4.70	125
(1.31)	20.75	.88	788,808.38		.40	3.76	202

(.50)	21.83	4.60	357,829.54		.54	2.86	70
(.85)	21.38	19.50	125,051.55		.55	4.37	87
(1.01)	18.69	(5.46)	133,108.54		.57	4.61	105
—	20.76	.05	226,995.53		.55	5.30	199

(.52)	21.85	4.67	780,304.36		.36	3.10	70
(.88)	21.40	19.63	364,142.38		.38	4.55	87
(1.05)	18.70	(5.24)	480,605.37		.40	4.78	105
(1.05)	20.77	4.90	609,683.36		.38	5.04	199
(.96)	20.83	5.11	550,383.35		.38	4.77	125
(1.31)	20.76	.91	398,882.35		.37	3.81	202

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	279

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Short Duration Bond Fund
Class A
April 30, 2010*	18.86	.22	.38	.60	(.30)	—	—
October 31, 2009	17.22	.64	1.64	2.28	(.64)	—	—
October 31, 2008	18.81	.74	(1.55)	(.81)	(.78)	—	—
October 31, 2007(3)	18.71	.49	.09	.58	(.48)	—	—
Class C
April 30, 2010*	18.79	.15	.39	.54	(.23)	—	—
October 31, 2009	17.17	.50	1.64	2.14	(.52)	—	—
October 31, 2008	18.76	.60	(1.55)	(.95)	(.64)	—	—
October 31, 2007	18.66	.59	.14	.73	(.63)	—	—
October 31, 2006	18.63	.50	.03	.53	(.50)	—	—
October 31, 2005	19.04	.31	(.40)	(.09)	(.31)	(.01)	—
Class E
April 30, 2010*	18.89	.22	.39	.61	(.30)	—	—
October 31, 2009	17.24	.66	1.62	2.28	(.63)	—	—
October 31, 2008	18.82	.74	(1.55)	(.81)	(.77)	—	—
October 31, 2007	18.73	.72	.14	.86	(.77)	—	—
October 31, 2006	18.70	.65	.03	.68	(.65)	—	—
October 31, 2005	19.10	.46	(.41)	.05	(.44)	(.01)	—
Class S
April 30, 2010*	18.86	.24	.39	.63	(.32)	—	—
October 31, 2009	17.21	.70	1.63	2.33	(.68)	—	—
October 31, 2008	18.79	.79	(1.55)	(.76)	(.82)	—	—
October 31, 2007	18.70	.75	.16	.91	(.82)	—	—
October 31, 2006	18.67	.69	.03	.72	(.69)	—	—
October 31, 2005	19.07	.51	(.41)	.10	(.49)	(.01)	—
Class Y
April 30, 2010*	18.86	.25	.39	.64	(.33)	—	—
October 31, 2009	17.21	.72	1.63	2.35	(.70)	—	—
October 31, 2008(6)	18.11	.08	(.78)	(.70)	(.20)	—	—

See accompanying notes which are an integral part of the financial statements.

280	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.30)	19.16	3.19	21,608.94		1.02	1.16	48
(.64)	18.86	13.58	13,815.96		1.04	3.55	217
(.78)	17.22	(4.60)	4,566.96		.99	3.98	146
(.48)	18.81	3.16	1,363.92		.93	3.92	173

(.23)	19.10	2.84	80,232	1.69	1.77	.78	48
(.52)	18.79	12.75	49,381	1.71	1.79	2.82	217
(.64)	17.17	(5.28)	21,508	1.70	1.73	3.23	146
(.63)	18.76	3.98	16,075	1.67	1.68	3.18	173
(.50)	18.66	2.89	21,840	1.65	1.66	2.71	112
(.32)	18.63	(.50)	30,290	1.65	1.66	1.65	203

(.30)	19.20	3.24	22,575.94		1.02	1.16	48
(.63)	18.89	13.59	17,874.96		1.04	3.67	217
(.77)	17.24	(4.59)	14,144.95		.98	3.96	146
(.77)	18.82	4.72	17,092.92		.93	3.95	173
(.65)	18.73	3.69	26,800.90		.91	3.49	112
(.45)	18.70	.25	24,851.90		.91	2.43	203

(.32)	19.17	3.37	437,140.69		.77	1.29	48
(.68)	18.86	13.84	354,384.71		.79	3.89	217
(.82)	17.21	(4.30)	233,223.70		.72	4.20	146
(.82)	18.79	4.99	435,704.67		.68	4.20	173
(.69)	18.70	3.95	1,106,946.65		.65	3.73	112
(.50)	18.67	.51	1,158,439.65		.66	2.67	203

(.33)	19.17	3.36	184,684.59		.59	1.34	48
(.70)	18.86	14.00	154,593.62		.62	4.01	217
(.20)	17.21	(3.88)	111,198.65		.73	4.28	146

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	281

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Tax Exempt Bond Fund
Class C
April 30, 2010*	21.87	.26	.29	.55	(.27)	—	—
October 31, 2009	20.51	.54	1.37	1.91	(.55)	—	—
October 31, 2008	21.31	.55	(.80)	(.25)	(.55)	—	—
October 31, 2007	21.63	.58	(.32)	.26	(.58)	—	—
October 31, 2006	21.45	.57	.17	.74	(.56)	—	—
October 31, 2005	22.03	.51	(.61)	(.10)	(.48)	—	—
Class E
April 30, 2010*	21.94	.35	.29	.64	(.35)	—	—
October 31, 2009	20.57	.70	1.37	2.07	(.70)	—	—
October 31, 2008	21.38	.72	(.82)	(.10)	(.71)	—	—
October 31, 2007	21.70	.76	(.34)	.42	(.74)	—	—
October 31, 2006	21.52	.73	.17	.90	(.72)	—	—
October 31, 2005	22.10	.67	(.60)	.07	(.65)	—	—
Class S
April 30, 2010*	21.91	.37	.28	.65	(.37)	—	—
October 31, 2009	20.54	.76	1.37	2.13	(.76)	—	—
October 31, 2008	21.36	.77	(.82)	(.05)	(.77)	—	—
October 31, 2007	21.67	.80	(.32)	.48	(.79)	—	—
October 31, 2006	21.49	.79	.16	.95	(.77)	—	—
October 31, 2005	22.07	.72	(.60)	.12	(.70)	—	—

See accompanying notes which are an integral part of the financial statements.

282	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)	% Portfolio Turnover Rate(b)

(.27)	22.15	2.52	27,721	1.50	1.58	2.42	15
(.55)	21.87	9.42	24,393	1.50	1.58	2.53	52
(.55)	20.51	(1.25)	16,541	1.54	1.56	2.61	54
(.58)	21.31	1.21	12,722	1.55	1.55	2.72	72
(.56)	21.63	3.50	11,819	1.56	1.56	2.66	63
(.48)	21.45	(.46)	10,493	1.53	1.53	2.31	43

(.35)	22.23	2.93	29,125.76		.84	3.17	15
(.70)	21.94	10.19	23,434.76		.84	3.29	52
(.71)	20.57	(.46)	18,422.79		.81	3.37	54
(.74)	21.38	1.96	19,442.80		.80	3.48	72
(.72)	21.70	4.26	11,805.80		.81	3.41	63
(.65)	21.52	.31	8,572.78		.78	3.07	43

(.37)	22.19	3.01	467,008.51		.59	3.42	15
(.76)	21.91	10.48	411,956.50		.58	3.53	52
(.77)	20.54	(.23)	366,707.54		.56	3.61	54
(.79)	21.36	2.26	336,275.55		.55	3.72	72
(.77)	21.67	4.53	274,438.55		.56	3.66	63
(.70)	21.49	.55	228,604.53		.53	3.31	43

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	283

Russell Investment Company

Russell Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Russell Real Estate Securities Fund
Class A
April 30, 2010*	26.38	.49		7.57	8.06	(.35)	—	—
October 31, 2009	26.79	.76		(.44)	.32	(.73)	—	—
October 31, 2008	52.29	.88		(19.82)	(18.94)	(.86)	(5.64)	(.06)
October 31, 2007(3)	57.37	.11		(4.50)	(4.39)	(.69)	—	—
Class C
April 30, 2010*	25.85	.37		7.42	7.79	(.24)	—	—
October 31, 2009	26.30	.59		(.47)	.12	(.57)	—	—
October 31, 2008	51.42	.60		(19.49)	(18.89)	(.55)	(5.64)	(.04)
October 31, 2007	56.11	.20		.27	.47	(.34)	(4.82)	—
October 31, 2006	46.08	.22		15.14	15.36	(.35)	(4.98)	—
October 31, 2005	43.10	.42		6.66	7.08	(.43)	(3.67)	—
Class E
April 30, 2010*	26.38	.48		7.59	8.07	(.34)	—	—
October 31, 2009	26.84	.73		(.46)	.27	(.73)	—	—
October 31, 2008	52.36	.89		(19.87)	(18.98)	(.84)	(5.64)	(.06)
October 31, 2007	56.95	.62		.28	.90	(.67)	(4.82)	—
October 31, 2006	46.62	.59		15.36	15.95	(.64)	(4.98)	—
October 31, 2005	43.55	.76		6.74	7.50	(.76)	(3.67)	—
Class S
April 30, 2010*	26.76	.53		7.68	8.21	(.38)	—	—
October 31, 2009	27.19	.80		(.44)	.36	(.79)	—	—
October 31, 2008	52.94	1.02		(20.12)	(19.10)	(.94)	(5.64)	(.07)
October 31, 2007	57.53	.75		.28	1.03	(.80)	(4.82)
October 31, 2006	47.03	.73		15.51	16.24	(.76)	(4.98)	—
October 31, 2005	43.90	.88		6.79	7.67	(.87)	(3.67)	—
Class Y
April 30, 2010*	26.75	.55		7.70	8.25	(.41)	—	—
October 31, 2009	27.19	.86		(.48)	.38	(.82)	—	—
October 31, 2008(6)	38.52	(.32)		(10.79)	(11.11)	(.20)	—	(.02)
Russell Money Market Fund
Class A
April 30, 2010*	1.0000	—	(d)	—	— (d)	— (d)	—	—
October 31, 2009	1.0000	.0052		(.0010)	(.0042)	(.0042)	—	—
October 31, 2008	1.0000	.0324		.0016	.0340	(.0340)	—	—
October 31, 2007	1.0000	.0517		—	.0517	(.0517)	—	—
October 31, 2006	1.0000	.0464		—	.0464	(.0464)	—	—
October 31, 2005	1.0000	.0271		—	.0271	(.0271)	—	—
Class S
April 30, 2010*	1.0000	—	(d)	—	— (d)	— (d)	—	—
October 31, 2009	1.0000	.0053		(.0004)	.0049	(.0049)	—	—
October 31, 2008	1.0000	.0344		.0007	.0351	(.0351)	—	—
October 31, 2007	1.0000	.0527		—	.0527	(.0527)	—	—
October 31, 2006	1.0000	.0474		—	.0474	(.0474)	—	—
October 31, 2005	1.0000	.0280		—	.0280	(.0280)	—	—

See accompanying notes which are an integral part of the financial statements.

284	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(b)(f)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(e)(g)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(e)		% Portfolio Turnover Rate(b)

(.35)	34.09	30.73	23,067	1.33	1.33	1.63		44
(.73)	26.38	2.10	16,370	1.34	1.34	3.45		118
(6.56)	26.79	(39.97)	15,978	1.34	1.34	2.30		66
(.69)	52.29	(7.70)	7,868	1.32	1.33	.35		70

(.24)	33.40	30.28	55,489	2.08	2.08	1.26		44
(.57)	25.85	1.21	45,163	2.09	2.09	2.74		118
(6.23)	26.30	(40.42)	51,273	2.09	2.09	1.56		66
(5.16)	51.42	.56	98,745	2.07	2.08	.38		70
(5.33)	56.11	36.63	110,287	2.07	2.08	.45		49
(4.10)	46.08	17.22	81,876	2.10	2.10	.95		64

(.34)	34.11	30.74	44,521	1.33	1.33	1.63		44
(.73)	26.38	1.95	36,262	1.34	1.34	3.32		118
(6.54)	26.84	(39.99)	32,758	1.34	1.34	2.29		66
(5.49)	52.36	1.33	51,299	1.32	1.33	1.13		70
(5.62)	56.95	37.65	59,768	1.32	1.32	1.19		49
(4.43)	46.62	18.09	40,296	1.35	1.35	1.71		64

(.38)	34.59	30.88	1,324,504	1.08	1.08	1.75		44
(.79)	26.76	2.26	1,013,787	1.09	1.09	3.59		118
(6.65)	27.19	(39.83)	884,480	1.09	1.09	2.57		66
(5.62)	52.94	1.57	2,126,802	1.07	1.08	1.38		70
(5.74)	57.53	38.04	1,903,365	1.07	1.07	1.46		49
(4.54)	47.03	18.35	1,434,109	1.10	1.10	1.95		64

(.41)	34.59	31.04	631,110.90		.90	1.84		44
(.82)	26.75	2.40	551,981.91		.91	3.86		118
(.22)	27.19	(28.98)	470,552	1.01	1.01	(10.48)		66

— (d)	1.0000	—	106,623.17		.59	—	(h)	—
(.0042)	1.0000	.42	166,150.31		.63	.52		—
(.0340)	1.0000	3.45	415,233.26		.42	3.24		—
(.0517)	1.0000	5.30	291,636.25		.40	5.18		—
(.0464)	1.0000	4.74	76,031.25		.40	4.82		—
(.0271)	1.0000	2.74	14,410.25		.40	2.91		—

— (d)	1.0000	—	357,860.18		.59	—	(h)	—
(.0049)	1.0000	.49	2,411,490.23		.55	.53		—
(.0351)	1.0000	3.56	4,874,243.16		.32	3.44		—
(.0527)	1.0000	5.40	5,429,652.15		.30	5.27		—
(.0474)	1.0000	4.84	4,166,051.15		.30	4.78		—
(.0280)	1.0000	2.82	3,145,592.15		.30	2.83		—

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	285

Russell Investment Company

Russell Funds

Notes to Financial Highlights — April 30, 2010 (Unaudited)

*	For the period ended April 30, 2010 (Unaudited).
(1)	For the period June 23, 2005 (commencement of operations) to October 31, 2005.
(2)	For the period February 28, 2007 (commencement of operations) to October 31, 2007.
(3)	For the period March 1, 2007 (commencement of operations) to October 31, 2007.
(4)	For the period October 22, 2007 (commencement of operations) to October 31, 2007.
(5)	For the period September 2, 2008 (commencement of operations) to October 31, 2008.
(6)	For the period September 26, 2008 (commencement of operations) to October 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Periods less than one year are not annualized.
(c)	The ratios for periods less than one year are annualized.
(d)	Less than $.01 per share.
(e)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”) and/or RFSC (“Russell Fund Services Company”), and for certain funds, custody credit arrangements.
(f)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(g)	For the Russell U.S. Quantitative Equity Fund, the respective annualized net expense ratios, not including the dividend and interest expense from short sales, were as follows:
(h)	Less than .05% of average net assets.

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y

April 30, 2010	1.06%	1.81%	0.94%	0.70%	0.81%	0.64%
October 31, 2009	1.07%	1.81%	0.94%	0.69%	0.82%	0.64%
October 31, 2008	1.09%	1.84%	0.94%	0.71%	0.83%	0.65%
October 31, 2007	n/a	n/a	0.93%	0.68%	n/a	0.64%
October 31, 2006	n/a	n/a	0.93%	0.69%	n/a	0.63%
October 31, 2005	n/a	n/a	n/a	n/a	n/a	n/a

See accompanying notes which are an integral part of the financial statements.

286	Notes to Financial Highlights

Russell Investment Company

Russell Funds

Notes to Financial Statements — April 30, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. These financial statements report on 16 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such short-term debt obligations or money market fund securities. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

Ordinarily, the Funds value each portfolio security based on market quotations provided by independent pricing services or alternative pricing services or dealers (when permitted by the market value procedures). Pricing services may utilize evaluated pricing models which apply available market information through the use of benchmark curves, benchmarking of similar securities, sector groupings, spread adjustments and ratings. Generally, Fund portfolio securities are valued at the close of the principal exchange on which they are traded as follows:

•	U.S. listed equities, equity and fixed income options and rights/warrants: Last sale price; last bid price if no last sale price.

•	U.S. over-the-counter equities: Official closing price; last bid price if no closing price.

•	Listed ADRs/GDRs: Last sale price; last bid price if no last sale price.

•	Municipal bonds, U.S. bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price.

•	Futures: Settlement price.

•	Options on futures: Last sale price; settlement price if no last sale price.

•	Bank loans and forwards: Mean between bid and ask price.

•

Investments in other mutual funds (including unregistered collective vehicles) are valued at their net asset value per share, as provided in the applicable fund prospectus or offering document and applicable law.

•

The value of swap agreements is equal to the Funds’ obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

•

Equity securities traded on a national foreign securities exchange or a foreign over the counter market are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price of the primary exchange on which the security is traded.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security’s fair value in accordance with the fair value procedures. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes reflects fair value. The fair value procedures may involve subjective judgments (e.g. trade information, news, broker quotes) as to the fair value of securities. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using normal pricing methods. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

Notes to Financial Statements	287

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

This policy is intended to assure that the Funds’ net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund’s net asset value. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if on a daily basis, Fund exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The net asset value of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended April 30, 2010 are disclosed in the Presentation of Portfolio Holdings.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company under sub-chapter M of the Internal Revenue Code and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Funds.

288	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Each Fund files a U. S. tax return. At April 30, 2010, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2006 through October 31, 2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Daily	Monthly	Russell Money Market Fund

Monthly	Early in the following month	Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Tax Exempt Bond Funds

Quarterly	April, July, October and December	Russell U.S. Core Equity, Russell U.S. Quantitative Equity, Russell U.S. Value and Russell Real Estate Securities Funds

Annually	Mid-December	Russell U.S. Growth, Russell U.S. Small & Mid Cap, Russell International Developed Markets, Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap and Russell Tax-Managed U.S. Mid & Small Cap Funds

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss and capital loss carryforwards.

Expenses

The Funds will pay their own expenses other than those expressly assumed by Russell Investment Management Company (“RIMCo”) or RFSC. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation

Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class C, Class E, Class I, Class S and Class Y. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.

Notes to Financial Statements	289

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Russell International Developed Markets, Russell Global Equity and Russell Emerging Markets Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at April 30, 2010. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Tax Liability	Capital Gains Taxes

Russell International Developed Markets Fund	$91,587	$91,127
Russell Global Equity Fund	525,244	40,816
Russell Emerging Markets Fund	1,863,201	409,827

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Real Estate Securities Fund and Russell Tax Exempt Bond Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging is also used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The Funds’ period end derivatives, as presented in the Schedule of Investments or the tables following, generally are indicative of the volume of their derivative activity during the period ended April 30, 2010.

The effects of the Funds with derivative instruments categorized by risk exposure for the period ended April 30, 2010 are disclosed in the Schedules of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“contracts”). From time to time certain Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

290	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

For the period ended April 30, 2010, the following funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets	Return enhancement, hedging, exposing cash reserves and trade settlement
Russell Global Equity	Exposing cash reserves and trade settlement
Russell Emerging Markets	Exposing cash reserves
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging
Russell Real Estate Securities	Trade settlement

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Fund’s Statement of Assets and Liabilities.

For the period ended April 30, 2010, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

Notes to Financial Statements	291

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

For the period ended April 30, 2010, the following funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity	Exposing cash reserves
Russell U.S. Quantitative Equity	Exposing cash reserves
Russell U.S. Growth	Exposing cash reserves
Russell U.S. Value	Exposing cash reserves
Russell U.S. Small & Mid Cap	Exposing cash reserves
Russell International Developed Markets	Return enhancement and exposing cash reserves
Russell Global Equity	Exposing cash reserves
Russell Emerging Markets	Exposing cash reserves
Russell Tax-Managed U.S. Large Cap	Exposing cash reserves
Russell Tax-Managed U.S. Mid & Small Cap	Exposing cash reserves
Russell Strategic Bond	Return enhancement, hedging and exposing cash reserves
Russell Investment Grade Bond	Return enhancement, hedging and exposing cash reserves
Russell Short Duration Bond	Return enhancement, hedging and exposing cash reserves

As of April 30, 2010, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures

Russell U.S. Core Equity Fund	$18,950,000
Russell U.S. Quantitative Equity Fund	12,100,000
Russell U.S. Growth Fund	440,000
Russell U.S. Value Fund	725,000
Russell U.S. Small & Mid Cap Fund	4,700,000
Russell International Developed Markets Fund	33,772,631
Russell Global Equity Fund	8,700,000
Russell Emerging Markets Fund	2,500,000
Russell Tax-Managed U.S. Large Cap Fund	1,500,000
Russell Tax-Managed U.S. Mid & Small Cap Fund	700,000
Russell Strategic Bond Fund	1,529,000
Russell Investment Grade Bond Fund	500,000
Russell Short Duration Bond Fund	176,000

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

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A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of A- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under the CEA.

As of April 30, 2010, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell International Developed Markets Fund	$2,310,000	$—
Russell Emerging Markets Fund	3,500,000	—
Russell Strategic Bond Fund	27,960,699	20,971,124
Russell Investment Grade Bond Fund	3,579,000	1,410,000
Russell Short Duration Bond Fund	—	1,476,000

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, the fixed income funds would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income funds would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income funds would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The fixed income funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income funds would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

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Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit-default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2010 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The fixed income funds will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the fixed income funds may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the fixed income funds, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income funds.

If the creditworthiness of the fixed income funds’ swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income funds. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate its exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended April 30, 2010, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

294	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended April 30, 2010, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond	Return enhancement and hedging
Russell Investment Grade Bond	Return enhancement and hedging
Russell Short Duration Bond	Return enhancement and hedging

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e. a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2010, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets	Exposing cash reserves

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

Loan Agreements

The Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. At the period ended April 30, 2010, the Funds had no unfunded loan commitments.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

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Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of section 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short.) As of April 30, 2010, $1,234,266,582 was held as collateral.

Investments in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which the Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally the next business day). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. In addition, RIMCo will monitor the Fund’s repurchase agreement transactions generally and will evaluate the credit worthiness of any bank, broker or dealer party to a repurchase agreement with the Fund. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities. These securities may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The quality and value of the underlying assets may decline, or default. This has become an increasing risk for collateral related to sub-prime, Alt-A and non-conforming mortgage loans, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time the Fund receives the payments for reinvestment.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

296	Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Through its investments in MBS, including those that are issued by private issuers, the Funds have exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Private issuers include commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-governmental MBS may offer higher yields than those issued by government entities, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Nonconforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike MBS issued or guaranteed by the U.S. government or a government sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgages loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgage that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-backed securities may include MBS, loans, receivables or other assets. The value of the Funds’ asset-backed securities may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying asset-backed securities have become an increasing risk for asset-backed securities that are secured by home-equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

Asset-backed securities (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two

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categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

To be announced (“TBA”) is a forward mortgage-backed securities trade. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of April 30, 2010, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker
Russell Investment Grade Bond Fund	$139,555
Russell Strategic Bond Fund	8,340,000

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market and Credit Risk

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Funds may be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the assets recorded in the financial statements (the “Assets”). Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman

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Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc., among other Lehman subsidiaries, filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman securities.

RIMCo or the Funds’ Money Managers have delivered notices of default and early termination to the relevant Lehman Brothers entities where required. For transactions with Lehman Brothers counterparties, RIMCo or the Funds’ Money Managers have terminated trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

The court overseeing all of the U.S. Lehman entities’ bankruptcy cases set filing deadlines for all those entities. The Lehman Brothers Inc. claims filing deadline was January 30, 2009 for all customer claims and June 1, 2009 for all general creditor claims related to Lehman Brothers Inc. In the case of all other U.S. Lehman entities, the court set filing deadlines of September 22, 2009 and November 2, 2009 (for certain “Program Securities”). To the extent that the Funds held accounts with Lehman Brothers Inc., the Funds filed the appropriate customer claims on January 29, 2009 and filed all other claims related to the U.S. Lehman entities on the foregoing deadlines. The relevant Funds have entered into a confidential settlement agreement with respect to certain claims for terminated derivatives transactions between the Funds, Lehman Brothers Special Financing Inc. and its parent company Lehman Brothers Holdings Inc.

3.	Investment Transactions

Securities

During the period ended April 30, 2010, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell U.S. Core Equity Fund	$2,256,141,818	$2,447,453,917
Russell U.S. Quantitative Equity Fund	2,227,714,611	2,668,976,834
Russell U.S. Growth Fund	41,149,422	51,992,805
Russell U.S. Value Fund	59,379,628	74,949,255
Russell U.S. Small & Mid Cap Fund	713,936,159	768,346,090
Russell International Developed Markets Fund	1,711,922,710	1,625,302,046
Russell Global Equity Fund	1,138,643,399	482,900,132
Russell Emerging Markets Fund	405,174,792	420,827,038
Russell Tax-Managed U.S. Large Cap Fund	72,806,040	70,439,054
Russell Tax-Managed U.S. Mid & Small Cap Fund	51,575,579	56,431,602
Russell Strategic Bond Fund	4,573,319,293	4,780,077,626
Russell Investment Grade Bond Fund	635,086,272	487,063,617
Russell Short Duration Bond Fund	223,498,268	158,838,734
Russell Tax Exempt Bond Fund	133,644,846	70,636,249
Russell Real Estate Securities Fund	796,660,018	854,678,345

Purchases and sales of US Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales

Russell Strategic Bond Fund	$2,483,490,373	$2,382,809,177
Russell Investment Grade Bond Fund	360,166,836	241,766,466
Russell Short Duration Bond Fund	266,063,617	77,509,758

Notes to Financial Statements	299

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Written Options Contracts

Transactions in written options contracts for the period ended April 30, 2010 for the following Funds were as follows:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Outstanding October 31, 2009	376	$4,306,648	390	$653,395
Opened	3,248	7,144,046	1,569	1,913,334
Closed	(340)	(127,738)	(208)	(119,047)
Expired	(1,366)	(7,190,988)	(794)	(948,603)

Outstanding April 30, 2010	1,918	$4,131,968	957	$1,499,079

	Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received
Outstanding October 31, 2009	38	$379,563
Opened	65	856,774
Closed	—	—
Expired	(69)	(297,237)

Outstanding April 30, 2010	34	$939,100

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”) in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy.

The Funds that participate in securities lending have some cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”). The short-term portfolio instruments held by SLQT are valued on the basis of amortized cost. Issuances and redemptions of interests in SLQT are made on each business day (“valuation date”). Currently, interests in SLQT are purchased and redeemed at a constant net asset value of $1.00 per unit for daily operational liquidity purposes, although redemptions for certain other purposes may be in-kind. In the event that a significant disparity develops between the net asset value based on amortized cost and the market based net asset value of SLQT, the Trustee of SLQT may determine that continued redemption at a constant $1.00 net asset value would create inequitable results for the SLQT’s interest holders. In these circumstances, the Trustee of SLQT, in its sole discretion and acting on behalf of the SLQT interest holders, may direct that interests be redeemed at the market-based net asset value until such time as the disparity between the market-based and the constant net asset value per unit is deemed to be insignificant.

At April 30, 2010, the SLQT was transacting at its amortized cost value of $1.00 per unit for daily operational liquidity purposes. The SLQT’s market value per unit is lower than its amortized cost value per unit. Effective February 10, 2009, the Funds began valuing the units of SLQT for purposes of the Funds’ daily valuation calculation at the unit’s market value rather than the unit’s amortized cost value. Each Fund has earmarked liquid assets to cover the difference between SLQT’s market value per unit and its amortized cost value per unit.

300	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

The Funds that participate in securities lending invested a portion of their cash collateral in the Russell Money Market Fund from November 1, 2008 through October 5, 2009 and currently invest a portion of their cash collateral in the Russell U.S. Cash Collateral Fund an unregistered fund advised by RIMCo and administered by RFSC.

As of April 30, 2010, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding

Russell U.S. Value Fund	$1,156,480	Pool of US Government Securities
Russell U.S. Small & Mid Cap Fund	1,508,843	Pool of US Government Securities
Russell International Developed Markets Fund	15,117,052	Pool of US Government Securities
Russell Global Equity Fund	5,897,139	Pool of US Government Securities
Russell Emerging Markets Fund	199,132	Pool of US Government Securities
Russell Tax-Managed U.S. Large Cap Fund	2,894,562	Pool of US Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	351,375	Pool of US Government Securities
Russell Strategic Bond Fund	112,941,320	Pool of US Government Securities
Russell Investment Grade Bond Fund	60,721,932	Pool of US Government Securities
Russell Real Estate Securities Fund	8,181,305	Pool of US Government Securities

Custodian

The Funds have entered into arrangements with their Custodian whereby custody credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ expenses. During the period ended April 30, 2010, the Funds’ custodian fees were reduced by the following amounts under these arrangements which are included in expense reductions on the Statements of Operations:

Amount

Russell U.S. Core Equity Fund	$14
Russell U.S. Quantitative Equity Fund	34
Russell U.S. Growth Fund	1
Russell U.S. Small & Mid Cap Fund	3
Russell International Developed Markets Fund	99
Russell Global Equity Fund	48
Russell Emerging Markets Fund	126
Russell Tax-Managed U.S. Large Cap Fund	1
Russell Tax-Managed U.S. Mid & Small Cap Fund	4
Russell Strategic Bond Fund	2,260
Russell Investment Grade Bond Fund	130
Russell Short Duration Bond Fund	67
Russell Tax Exempt Bond Fund	7
Russell Real Estate Securities Fund	34
Russell Money Market Fund	276

Brokerage Commissions

The Funds effect certain transactions through Recapture Services, division of BNY ConvergeEX Execution Solutions LLC (“LJR”) and its global network of correspondent brokers. LJR is a registered broker and is not an affiliate of the Funds or RIMCo. Trades placed through LJR and its correspondents are used (i) to obtain research services for RIMCo to assist RIMCo in its investment decision-making process in its capacity as advisor to the funds or (ii) to generate commission rebates to the Funds on whose behalf the trades were made. For purposes of trading to obtain research services for RIMCo or to generate commission rebates to the Funds, the Funds’ money managers are requested to and RIMCo may, with respect to transactions it places, effect transactions with or through LJR and its correspondents or other brokers only to the extent that the money managers or RIMCo believe that the Funds will receive best execution. In addition, RIMCo recommends targets for the amount of trading that money managers allocate through LJR based upon asset class, investment style and other factors. Research services provided to RIMCo by LJR or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to RIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIC and other funds and clients managed or advised by RIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by other non–affiliated brokers.

Notes to Financial Statements	301

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

LJR may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through LJR and their correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once RIMCo’s research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.

Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Adviser.

4.	Related Party Transactions, Fees and Expenses

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund an unregistered Fund advised by RIMCo. As of April 30, 2010, the Investment Company Funds have invested $1,828,586,632 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $1,150,000,000 is invested in the Russell U.S. Cash Collateral Fund an unregistered Fund advised by RIMCo.

The advisory and administrative fees specified in the table below are based upon the average daily net assets of each Fund and are payable monthly.

	Annual Rate
Funds	Adviser	Administrator
Russell U.S. Core Equity	0.55%	.05%
Russell U.S. Quantitative Equity	0.55	.05
Russell U.S. Growth	0.80	.05
Russell U.S. Value	0.70	.05
Russell U.S. Small & Mid Cap	0.70	.05
Russell International Developed Markets	0.70	.05
Russell Global Equity	0.95	.05
Russell Emerging Markets	1.15	.05
Russell Tax-Managed U.S. Large Cap	0.70	.05
Russell Tax-Managed U.S. Mid & Small Cap	0.98	.05
Russell Strategic Bond	0.50	.05
Russell Investment Grade Bond	0.25	.05
Russell Short Duration Bond	0.45	.05
Russell Tax Exempt Bond	0.30	.05
Russell Real Estate Securities	0.80	.05
Russell Money Market	0.20	.05

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2010.

	Advisory	Administrative

Russell U.S. Core Equity Fund	$13,032,194	$1,184,745
Russell U.S. Quantitative Equity Fund	11,684,531	1,062,230
Russell U.S. Growth Fund	379,846	23,740
Russell U.S. Value Fund	538,684	38,478
Russell U.S. Small & Mid Cap Fund	5,251,981	375,141
Russell International Developed Markets Fund	15,540,551	1,110,039
Russell Global Equity Fund	6,056,831	318,781
Russell Emerging Markets Fund	7,627,694	331,639
Russell Tax-Managed U.S. Large Cap Fund	1,271,061	90,790
Russell Tax-Managed U.S. Mid & Small Cap Fund	692,941	35,354
Russell Strategic Bond Fund	18,531,679	1,853,168
Russell Investment Grade Bond Fund	1,452,677	290,535
Russell Short Duration Bond Fund	1,495,805	166,200
Russell Tax Exempt Bond Fund	724,997	120,833
Russell Real Estate Securities Fund	7,370,255	460,641
Russell Money Market Fund	636,504	159,126

302	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

For the Russell U.S. Growth Fund RIMCo has contractually agreed, at least until February 28, 2011, to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.98% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell U.S. Growth Fund do not include 12b-1, shareholder services, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses. The total amount of the waiver for the period ended April 30, 2010 was $81,401. There were no reimbursements for the period ended April 30, 2010.

For the Russell Tax-Managed U.S. Mid & Small Cap Fund RIMCo has contractually agreed, at least until February 28, 2011, to waive up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Russell Tax-Managed U.S. Mid & Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund or extraordinary expenses. The total amount of the waiver for the period ended April 30, 2010 was $53,472. There were no reimbursements for the period ended April 30, 2010.

For the Russell Strategic Bond Fund RIMCo had contractually agreed, at least until February 28, 2010, to waive 0.07% of its 0.50% advisory fee. The total amount of the waiver from November 1, 2010 through February 28, 2010 was $1,733,726.

Effective March 1,2010 for the Russell Strategic Bond Fund, RIMCo has contractually agreed, at least until February 28, 2011, to waive 0.01% of its 0.50% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver from March 1, 2010 through April 30, 2010 was $122,958.

For the Russell Money Market Fund RIMCo has contractually agreed, at least until February 28, 2011, to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2010 was $477,378.

To maintain certain net yields for any Class of Shares of the Russell Money Market Fund, RIMCo may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, to the extent necessary, the Fund’s Transfer Agency Fee; (ii) second, to the extent necessary, the Fund’s Advisory Fee; and (iii) third, to the extent necessary, the Fund’s Administrative Fee each waiver, reduction or reimbursement in an amount and for a period of time as determined by RIMCo.

RIMCo may recoup from the Russell Money Market Fund any portion of the Transfer Agency, Advisory or Administrative Fee waived, reduced or reimbursed (the “Reimbursement Amount”) pursuant to these arrangements during the previous 36 months, provided that such amount paid to RIMCo will not: 1) exceed 0.0049% of the class of the Fund’s average net assets; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to RIMCo; or 4) cause any class of the Fund to maintain a net negative yield. There is no guarantee that the Fund will maintain a positive net yield.

As of April 30, 2010, RIMCo has reimbursed the Fund for transfer agency, advisory, and administrative fees in the amount of $31,734, $159,126 and $100,181 respectively. As described above, RIMCo has the right to recoup this amount from the Fund in the future, in accordance with the conditions described above.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods expect the recoupment referenced above.

Capital Contributions

On November 3, 2009 and January 31, 2010 Frank Russell Company made capital contributions to the Russell Money Market Fund in the amount of $1,574,903 and $285,073 respectively. Both contributions were made to maintain a market-based NAV.

Notes to Financial Statements	303

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Transfer and Dividend Disbursing Agent

RFSC serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2010 were as follows:

Amount
Russell U.S. Core Equity Fund	$2,063,969
Russell U.S. Quantitative Equity Fund	1,793,795
Russell U.S. Growth Fund	64,812
Russell U.S. Value Fund	119,736
Russell U.S. Small & Mid Cap Fund	736,700
Russell International Developed Markets Fund	1,962,972
Russell Global Equity Fund	540,732
Russell Emerging Markets Fund	862,166
Russell Tax-Managed U.S. Large Cap Fund	326,511
Russell Tax-Managed U.S. Mid & Small Cap Fund	127,234
Russell Strategic Bond Fund	3,054,751
Russell Investment Grade Bond Fund	456,974
Russell Short Duration Bond Fund	443,720
Russell Tax Exempt Bond Fund	434,590
Russell Real Estate Securities Fund	1,146,276
Russell Money Market Fund	571,219

RFSC had contractually agreed to waive, through February 28, 2010, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers
Russell U.S. Core Equity-Class E	0.13%
Russell U.S. Core Equity-Class I	0.05
Russell U.S. Quantitative Equity-Class E	0.13
Russell U.S. Quantitative Equity-Class I	0.05
Russell U.S. Growth-Class I	0.05
Russell U.S. Small & Mid Cap-Class E	0.13
Russell International Developed Markets-Class E	0.13
Russell International Developed Markets-Class I	0.05
Russell Tax-Managed U.S. Large Cap-Class C, E & S	0.08
Russell Tax-Managed U.S. Mid & Small Cap-Class C, E & S	0.03
Russell Strategic Bond-Class A, C & S	0.02
Russell Strategic Bond-Class E	0.13
Russell Strategic Bond-Class I	0.05
Russell Investment Grade Bond-Class E	0.13
Russell Investment Grade Bond-Class I	0.05
Russell Short Duration Bond-Class A, C, E & S	0.08
Russell Tax Exempt Bond-Class C, E & S	0.08
Russell Money Market-Class A	0.01
Russell Money Market-Class S	0.12

304	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Effective March 1, 2010, RFSC has contractually agreed to waive, at least through February 28, 2011, a portion of its transfer agency fees as follows:

Funds/Classes	Waivers
Russell U.S. Core Equity-Class E	0.10%
Russell U.S. Quantitative Equity-Class E	0.10
Russell U.S. Growth-Class I	0.05
Russell U.S. Small & Mid Cap-Class E	0.10
Russell International Developed Markets-Class E	0.10
Russell Tax-Managed U.S. Large Cap-Class C, E & S	0.08
Russell Tax-Managed U.S. Mid & Small Cap-Class C, E & S	0.03
Russell Strategic Bond-Class A, C & S	0.02
Russell Strategic Bond-Class E	0.10
Russell Investment Grade Bond-Class E	0.10
Russell Short Duration Bond-Class A, C, E & S	0.08
Russell Tax Exempt Bond-Class C, E & S	0.08
Russell Money Market-Class A	0.01
Russell Money Market-Class S	0.12

For the period ended April 30, 2010, the total transfer agent fee waivers are as follows:

Amount
Russell U.S. Core Equity Fund	$203,965
Russell U.S. Quantitative Equity Fund	170,326
Russell U.S. Growth Fund	12,102
Russell U.S. Small & Mid Cap Fund	21,709
Russell International Developed Markets Fund	206,091
Russell Tax-Managed U.S. Large Cap Fund	145,165
Russell Tax-Managed U.S. Mid & Small Cap Fund	21,211
Russell Strategic Bond Fund	549,168
Russell Investment Grade Bond Fund	91,820
Russell Short Duration Bond Fund	195,476
Russell Tax Exempt Bond Fund	192,903
Russell Money Market Fund	539,485

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, serves as a distributor for RIC, pursuant to the distribution agreement with the Investment Company.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which were primarily intended to result in the sale of the Class A and Class C shares subject to the distribution plan. With the exception of the Russell Money Market Fund, the 12b-1 distribution payments shall not exceed 0.25% or 0.75% of the average daily net assets of a Fund’s Class A or Class C shares, respectively, on an annual basis. The 12b-1 distribution payments shall not exceed 0.15% of the Russell Money Market Fund’s average daily net assets of the Fund’s Class A shares on an annual basis.

To maintain a certain net yield for Class A shares of the Russell Money Market Fund, payments of the 12b-1 distribution fees on these shares have been temporarily suspended through June 30, 2010.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions.

Notes to Financial Statements	305

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

For the period ended April 30, 2010, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares

Russell U.S. Small & Mid Cap Fund	$10
Russell Strategic Bond Fund	10,000
Russell Money Market Fund	184

For the period ended April 30, 2010, the sales commissions paid to the selling agents for the sales of Class A shares are as follows:

	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor

Russell U.S. Core Equity Fund	$50,871	$9,517
Russell U.S. Quantitative Equity Fund	25,936	4,828
Russell U.S. Small & Mid Cap Fund	40,167	7,156
Russell International Developed Markets Fund	36,505	6,811
Russell Global Equity Fund	27,930	4,725
Russell Emerging Markets Fund	63,516	9,613
Russell Strategic Bond Fund	62,858	12,775
Russell Short Duration Bond Fund	28,945	5,911
Russell Real Estate Securities Fund	63,465	9,779

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates as April 30, 2010 were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund

Advisory fees	$2,208,980	$1,836,789	$49,572	$92,442	$942,293	$2,735,009
Administration fees	200,816	166,981	3,986	6,603	67,307	195,358
Distribution fees	59,563	50,329	3,874	7,306	25,042	53,246
Shareholder servicing fees	37,813	31,102	2,508	3,330	15,207	35,230
Transfer agent fees	351,669	278,007	9,128	20,505	130,583	337,155
Trustee fees	—	1,153	175	2,300	—	—

	$2,858,841	$2,364,361	$69,243	$132,486	$1,180,432	$3,355,998

	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Small & Mid Cap Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund

Advisory fees	$1,465,209	$1,321,023	$224,698	$116,734	$3,356,439	$332,082
Administration fees	77,116	57,436	16,050	6,385	304,499	66,416
Distribution fees	8,395	28,277	8,544	5,293	78,366	23,653
Shareholder servicing fees	8,917	15,292	6,424	2,480	52,834	19,206
Transfer agent fees	125,283	148,754	32,100	19,157	461,085	96,778
Trustee fees	—	—	—	111	—	442

	$1,684,920	$1,570,782	$287,816	$150,160	$4,253,223	$538,577

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund	Russell Money Market Fund

Advisory fees	$272,470	$126,299	$1,335,482	$29,301
Administration fees	30,274	21,050	83,468	20,241
Distribution fees	53,025	17,687	38,024	6,336
Shareholder servicing fees	20,463	11,716	20,030	—
Transfer agent fees	45,969	42,100	210,645	4,052
Trustee fees	—	—	—	20,045

	$422,201	$218,852	$1,687,649	$79,975

306	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Affiliated Brokerage Commissions

The Funds will effect certain transactions through Russell Implementation Services Inc. (“RIS”) and its global network of unaffiliated correspondent brokers. RIS is a registered broker and investment adviser and an affiliate of RIMCo. Trades placed through RIS and its correspondents are made (i) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (ii) to execute portfolio securities transactions for each Fund’s assets that RIMCo determines not to allocate to money managers and for each Fund’s cash reserves.

Board of Trustees

The Russell Fund Complex consists of RIC, which has 37 Funds, and RIF, which has nine Funds. Each of the Trustees is a Trustee for both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $72,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $72,000.

5.	Federal Income Taxes

At October 31, 2009, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

Funds	10/31/10	10/31/11	10/31/12	10/31/13

Russell U.S. Core Equity	$—	$—	$—	$—
Russell U.S. Quantitative Equity	—	—	—	—
Russell U.S. Growth	—	—	—	—
Russell U.S. Value	362,611	—	—	—
Russell U.S. Small & Mid Cap	—	—	—	—
Russell International Developed Markets	—	—	—	—
Russell Global Equity	—	—	—	—
Russell Emerging Markets	—	—	—	—
Russell Tax-Managed U.S. Large Cap	46,414,873	—	—	—
Russell Tax-Managed U.S. Mid & Small Cap	—	—	—	—
Russell Strategic Bond	—	—	—	—
Russell Investment Grade Bond	—	—	—	—
Russell Short Duration Bond	—	—	—	4,738,363
Russell Tax Exempt Bond	—	—	140,435	—
Russell Real Estate Securities	—	—	—	—
Russell Money Market	—	—	—	—
Funds	10/31/14	10/31/15	10/31/16	10/31/17	Totals
Russell U.S. Core Equity	$—	$99,028,085	$346,861,203	$876,346,251	1,322,235,539
Russell U.S. Quantitative Equity	—	122,943,623	165,226,628	1,026,703,666	1,314,873,917
Russell U.S. Growth	—	—	19,637,602	24,407,884	44,045,486
Russell U.S. Value	—	—	70,860,794	60,819,183	132,042,588
Russell U.S. Small & Mid Cap	—	111,340,885	180,498,346	369,191,603	661,030,834
Russell International Developed Markets	—	67,525,118	404,357,668	790,159,939	1,262,042,725
Russell Global Equity	—	—	170,138,657	223,407,611	393,546,268
Russell Emerging Markets	—	—	—	122,286,228	122,286,228
Russell Tax-Managed U.S. Large Cap	—	—	52,637,286	43,361,512	142,413,671
Russell Tax-Managed U.S. Mid & Small Cap	—	—	11,436,638	22,547,248	33,983,886
Russell Strategic Bond	—	—	—	33,015,391	33,015,391
Russell Investment Grade Bond	—	—	—	—	—
Russell Short Duration Bond	7,439,440	1,010,941	—	10,599,328	23,788,072
Russell Tax Exempt Bond	634,298	1,197,042	4,001,028	—	5,972,803
Russell Real Estate Securities	—	—	82,472,749	226,876,449	309,349,198
Russell Money Market	—	—	1,173,802	—	1,173,802

Notes to Financial Statements	307

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Russell U.S. Value Fund had a capital loss carryforward of $362,611 that it acquired from the Equity Income Fund which will expire on October 31, 2010.

Russell U.S. Core Equity Fund had a capital loss carryforward of $99,028,085 that it acquired from the Diversified Equity Fund which will expire on October 31, 2015. The capital loss carryforward of Russell U.S. Core Equity Fund may be subject to loss limitations.

Russell U.S. Quantitative Equity Fund had a capital loss carryforward of $122,943,623 that it acquired from the Quantitative Equity Fund which will expire on October 31, 2015. The capital loss carryforward of Russell U.S. Quantitative Equity Fund may be subject to loss limitations.

Russell U.S. Small & Mid Cap Fund had a capital loss carryforward of $111,340,885 that it acquired from the Special Growth Fund which will expire on October 31, 2015. The capital loss carryforward of Russell U.S. Small & Mid Cap Fund may be subject to loss limitations.

Russell International Developed Markets Fund had a capital loss carryforward of $67,525,118 that it acquired from the Internation Securities Fund. The capital loss carryforward of the Russell International Developed Markets Fund may be subject to loss limitations.

At April 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund

Cost of Investments	$4,525,322,330	$3,993,619,373	$86,401,243	$166,004,845

Unrealized Appreciation	620,507,900	466,752,199	16,690,792	22,411,065
Unrealized Depreciation	(65,264,734)	(91,348,164)	(1,230,198)	(3,744,580)

Net Unrealized Appreciation (Depreciation)	$555,243,166	$375,404,035	$15,460,594	$18,666,485

	Russell U.S. Small & Mid Cap Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund	Russell Tax- Managed U.S. Large Cap Fund
Cost of Investments	$1,703,304,083	$4,662,549,169	$1,775,324,799	$1,173,414,596	$341,564,103

Unrealized Appreciation	320,809,707	302,261,696	179,273,181	354,028,715	95,623,432
Unrealized Depreciation	(19,190,672)	(122,235,137)	(22,332,259)	(26,562,847)	(6,144,548)

Net Unrealized Appreciation (Depreciation)	$301,619,035	$180,026,559	$156,940,921	$327,465,868	$89,478,884

	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Real Estate Securities Fund
Cost of Investments	$194,199,894	$8,440,920,142	$1,908,994,211	$721,550,002	$504,255,372	$2,159,172,334

Unrealized Appreciation	33,000,159	269,008,079	39,925,442	18,993,081	19,850,289	406,184,618
Unrealized Depreciation	(4,847,239)	(399,558,325)	(47,176,258)	(7,111,537)	(2,137,643)	(10,307,430)

Net Unrealized Appreciation (Depreciation)	$28,152,920	$(130,550,246)	$(7,250,816)	$11,881,544	$17,712,646	$395,877,188

308	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2010 and October 31, 2009 were as follows:

	Shares		Dollars
Russell U.S. Core Equity Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	139	447	$3,448	$8,462
Proceeds from reinvestment of distributions	2	7	53	156
Payments for shares redeemed	(119)	(318)	(2,959)	(5,958)

Net increase (decrease)	22	136	542	2,660

Class C
Proceeds from shares sold	161	629	3,925	12,094
Proceeds from reinvestment of distributions	—	13	6	231
Payments for shares redeemed	(480)	(1,188)	(11,833)	(22,547)

Total net increase (decrease)	(319)	(546)	(7,902)	(10,222)

Class E
Proceeds from shares sold	290	1,147	7,179	21,991
Proceeds from reinvestment of distributions	10	45	259	848
Payments for shares redeemed	(806)	(1,592)	(20,032)	(31,503)

Total net increase (decrease)	(506)	(400)	(12,594)	(8,664)

Class I
Proceeds from shares sold	10,417	12,011	256,877	230,227
Proceeds from reinvestment of distributions	143	466	3,559	8,973
Payments for shares redeemed	(6,400)	(18,915)	(158,557)	(351,959)

Net increase (decrease)	4,160	(6,438)	101,879	(112,759)

Class S
Advisory Fees	11,812	23,075	293,863	442,726
Administrative Fees	216	684	5,372	13,195
Payments for shares redeemed	(13,905)	(21,600)	(341,848)	(403,289)

Net increase (decrease)	(1,877)	2,159	(42,613)	52,632

Class Y
Proceeds from shares sold	2,515	8,287	62,056	157,410
Proceeds from reinvestment of distributions	381	1,264	9,462	24,406
Payments for shares redeemed	(15,655)	(12,424)	(381,109)	(236,317)

Net increase (decrease)	(12,759)	(2,873)	(309,591)	(54,501)

Total increase (decrease)	(11,279)	(7,962)	$(270,279)	$(130,854)

Notes to Financial Statements	309

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell U.S. Quantitative Equity Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	81	294	$2,125	$6,159
Proceeds from reinvestment of distributions	3	8	83	163
Payments for shares redeemed	(131)	(217)	(3,434)	(4,435)

Net increase (decrease)	(47)	85	(1,226)	1,887

Class C
Proceeds from shares sold	77	318	2,000	6,588
Proceeds from reinvestment of distributions	4	13	96	263
Payments for shares redeemed	(416)	(1,071)	(10,817)	(21,987)

Net increase (decrease)	(335)	(740)	(8,721)	(15,136)

Class E
Proceeds from shares sold	218	864	5,664	17,747
Proceeds from reinvestment of distributions	15	47	396	975
Payments for shares redeemed	(734)	(1,498)	(19,218)	(32,483)

Net increase (decrease)	(501)	(587)	(13,158)	(13,761)

Class I
Proceeds from shares sold	2,597	9,143	67,215	190,213
Proceeds from reinvestment of distributions	165	459	4,325	9,600
Payments for shares redeemed	(10,607)	(15,413)	(278,062)	(313,114)

Net increase (decrease)	(7,845)	(5,811)	(206,522)	(113,301)

Class S
Proceeds from shares sold	6,459	18,750	168,804	392,433
Proceeds from reinvestment of distributions	298	731	7,829	15,327
Payments for shares redeemed	(14,720)	(18,746)	(385,020)	(381,259)

Net increase (decrease)	(7,963)	735	(208,387)	26,501

Class Y
Proceeds from shares sold	1,388	8,109	35,912	160,619
Proceeds from reinvestment of distributions	502	1,303	13,180	27,289
Payments for shares redeemed	(15,594)	(11,397)	(402,028)	(236,105)

Net increase (decrease)	(13,704)	(1,985)	(352,936)	(48,197)

Total increase (decrease)	(30,395)	(8,303)	$(790,950)	$(162,007)

310	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell U.S Growth Fund	2010	2009	2010	2009

Class C
Proceeds from shares sold	45	248	$301	$1,251
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(114)	(500)	(740)	(2,452)

Net increase (decrease)	(69)	(252)	(439)	(1,201)

Class E
Proceeds from shares sold	41	134	286	754
Proceeds from reinvestment of distributions	—	1	—	5
Payments for shares redeemed	(116)	(270)	(831)	(1,508)

Net increase (decrease)	(75)	(135)	(545)	(749)

Class I
Proceeds from shares sold	429	1,868	3,125	10,070
Proceeds from reinvestment of distributions	9	61	63	312
Payments for shares redeemed	(1,566)	(4,864)	(11,171)	(26,727)

Net increase (decrease)	(1,128)	(2,935)	(7,983)	(16,345)

Class S
Proceeds from shares sold	945	2,550	6,932	13,445
Proceeds from reinvestment of distributions	—	24	3	120
Payments for shares redeemed	(1,278)	(5,370)	(9,207)	(29,252)

Net increase (decrease)	(333)	(2,796)	(2,272)	(15,687)

Total increase (decrease)	(1,605)	(6,118)	$(11,239)	$(33,982)

Notes to Financial Statements	311

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell U.S. Value Fund	2010	2009	2010	2009

Class C
Proceeds from shares sold	87	173	$625	$983
Proceeds from reinvestment of distributions	—	10	—	51
Payments for shares redeemed	(205)	(508)	(1,456)	(2,627)

Net increase (decrease)	(118)	(325)	(831)	(1,593)

Class E
Proceeds from shares sold	70	155	514	803
Proceeds from reinvestment of distributions	1	13	10	65
Payments for shares redeemed	(308)	(543)	(2,298)	(3,029)

Net increase (decrease)	(237)	(375)	(1,774)	(2,161)

Class I
Proceeds from shares sold	590	2,038	4,302	10,627
Proceeds from reinvestment of distributions	22	129	157	677
Payments for shares redeemed	(1,054)	(4,754)	(7,576)	(25,281)

Net increase (decrease)	(442)	(2,587)	(3,117)	(13,977)

Class S
Proceeds from shares sold	961	3,500	7,041	18,358
Proceeds from reinvestment of distributions	37	239	269	1,253
Payments for shares redeemed	(2,587)	(9,364)	(18,765)	(49,245)

Net increase (decrease)	(1,589)	(5,625)	(11,455)	(29,634)

Total increase (decrease)	(2,386)	(8,912)	$(17,177)	$(47,365)

312	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell U.S. Small & Mid Cap Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	114	275	$2,112	$3,812
Proceeds from reinvestment of distributions	1	2	25	28
Payments for shares redeemed	(66)	(174)	(1,204)	(2,486)

Net increase (decrease)	49	103	933	1,354

Class C
Proceeds from shares sold	109	298	2,024	4,126
Proceeds from reinvestment of distributions	—	2	—	33
Payments for shares redeemed	(213)	(667)	(3,957)	(9,078)

Net increase (decrease)	(104)	(367)	(1,933)	(4,919)

Class E
Proceeds from shares sold	151	704	2,811	9,437
Proceeds from reinvestment of distributions	6	7	107	87
Payments for shares redeemed	(392)	(1,345)	(7,284)	(19,512)

Net increase (decrease)	(235)	(634)	(4,366)	(9,988)

Class I
Proceeds from shares sold	1,210	3,852	22,505	52,349
Proceeds from reinvestment of distributions	60	66	1,086	882
Payments for shares redeemed	(1,966)	(8,376)	(36,512)	(113,561)

Net increase (decrease)	(696)	(4,458)	(12,921)	(60,330)

Class S
Proceeds from shares sold	3,803	11,707	70,623	160,645
Proceeds from reinvestment of distributions	143	140	2,567	1,883
Payments for shares redeemed	(4,127)	(11,067)	(76,690)	(147,355)

Net increase (decrease)	(181)	780	(3,500)	15,173

Class Y
Proceeds from shares sold	708	4,819	12,521	62,329
Proceeds from reinvestment of distributions	198	199	3,546	2,667
Payments for shares redeemed	(3,511)	(5,093)	(65,666)	(72,876)

Net increase (decrease)	(2,605)	(75)	(49,599)	(7,880)

Total increase (decrease)	(3,772)	(4,651)	$(71,386)	$(66,590)

Notes to Financial Statements	313

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell International Developed Markets Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	127	299	$3,811	$7,186
Proceeds from reinvestment of distributions	22	—	645	—
Payments for shares redeemed	(90)	(220)	(2,668)	(5,138)

Net increase (decrease)	59	79	1,788	2,048

Class C
Proceeds from shares sold	113	361	3,313	8,866
Proceeds from reinvestment of distributions	61	—	1,774	—
Payments for shares redeemed	(316)	(1,016)	(9,285)	(23,547)

Net increase (decrease)	(142)	(655)	(4,198)	(14,681)

Class E
Proceeds from shares sold	417	1,045	12,379	24,241
Proceeds from reinvestment of distributions	94	—	2,735	—
Payments for shares redeemed	(425)	(1,538)	(12,392)	(39,424)

Net increase (decrease)	86	(493)	2,722	(15,183)

Class I
Proceeds from shares sold	3,869	10,677	114,751	248,334
Proceeds from reinvestment of distributions	1,008	—	29,435	—
Payments for shares redeemed	(4,518)	(16,817)	(134,701)	(388,504)

Net increase (decrease)	359	(6,140)	9,485	(140,170)

Class S
Proceeds from shares sold	8,851	17,976	260,400	420,554
Proceeds from reinvestment of distributions	1,548	—	45,184	—
Payments for shares redeemed	(4,813)	(16,028)	(143,033)	(373,387)

Net increase (decrease)	5,586	1,948	162,551	47,167

Class Y
Proceeds from shares sold	6,534	6,300	186,858	140,298
Proceeds from reinvestment of distributions	2,200	—	64,227	—
Payments for shares redeemed	(2,389)	(13,490)	(72,457)	(332,136)

Net increase (decrease)	6,345	(7,190)	178,628	(191,838)

Total increase (decrease)	12,293	(12,451)	$350,976	$(312,657)

314	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Global Equity Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	308	562	$2,432	$3,308
Proceeds from reinvestment of distributions	8	10	58	57
Payments for shares redeemed	(98)	(332)	(762)	(1,818)

Net increase (decrease)	218	240	1,728	1,547

Class C
Proceeds from shares sold	359	386	2,820	2,253
Proceeds from reinvestment of distributions	5	2	35	13
Payments for shares redeemed	(137)	(445)	(1,072)	(2,586)

Net increase (decrease)	227	(57)	1,783	(320)

Class E
Proceeds from shares sold	2,075	780	16,442	4,618
Proceeds from reinvestment of distributions	21	21	163	119
Payments for shares redeemed	(171)	(479)	(1,344)	(3,064)

Net increase (decrease)	1,925	322	15,261	1,673

Class S
Proceeds from shares sold	41,650	25,285	321,761	147,332
Proceeds from reinvestment of distributions	676	759	5,196	4,272
Payments for shares redeemed	(5,596)	(17,988)	(44,012)	(103,095)

Net increase (decrease)	36,730	8,056	282,945	48,509

Class Y
Proceeds from shares sold	62,722	3,902	474,035	21,777
Proceeds from reinvestment of distributions	971	1,266	7,470	7,129
Payments for shares redeemed	(4,913)	(12,412)	(38,914)	(74,470)

Net increase (decrease)	58,780	(7,244)	442,591	(45,564)

Total increase (decrease)	97,880	1,317	$744,308	$5,845

Notes to Financial Statements	315

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Emerging Markets Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	221	312	$3,926	$3,965
Proceeds from reinvestment of distributions	18	31	300	313
Payments for shares redeemed	(63)	(353)	(1,112)	(4,222)

Net increase (decrease)	176	(10)	3,114	56

Class C
Proceeds from shares sold	302	408	5,061	4,952
Proceeds from reinvestment of distributions	43	116	695	1,103
Payments for shares redeemed	(262)	(795)	(4,349)	(8,489)

Net increase (decrease)	83	(271)	1,407	(2,434)

Class E
Proceeds from shares sold	734	884	12,978	11,008
Proceeds from reinvestment of distributions	48	79	818	789
Payments for shares redeemed	(641)	(952)	(11,305)	(12,087)

Net increase (decrease)	141	11	2,491	(290)

Class S
Proceeds from shares sold	10,920	22,421	196,491	258,101
Proceeds from reinvestment of distributions	1,220	2,226	20,826	22,211
Payments for shares redeemed	(10,931)	(25,892)	(193,605)	(306,717)

Net increase (decrease)	1,209	(1,245)	23,712	(26,405)

Class Y
Proceeds from shares sold	1,199	3,094	20,576	31,048
Proceeds from reinvestment of distributions	605	1,490	10,330	14,874
Payments for shares redeemed	(1,881)	(11,875)	(33,866)	(142,024)

Net increase (decrease)	(77)	(7,291)	(2,960)	(96,102)

Total increase (decrease)	1,532	(8,806)	$27,764	$(125,175)

316	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Tax-Managed U.S Large Cap Fund	2010	2009	2010	2009

Class C
Proceeds from shares sold	27	293	$432	$4,007
Proceeds from reinvestment of distributions	—	1	—	9
Payments for shares redeemed	(71)	(465)	(1,166)	(5,730)

Net increase (decrease)	(44)	(171)	(734)	(1,714)

Class E
Proceeds from shares sold	126	287	2,166	3,674
Proceeds from reinvestment of distributions	5	11	76	138
Payments for shares redeemed	(89)	(272)	(1,540)	(3,650)

Net increase (decrease)	42	26	702	162

Class S
Proceeds from shares sold	2,228	10,280	37,902	132,410
Proceeds from reinvestment of distributions	121	328	2,017	4,086
Payments for shares redeemed	(2,725)	(14,095)	(46,067)	(182,260)

Net increase (decrease)	(376)	(3,487)	(6,148)	(45,764)

Total increase (decrease)	(378)	(3,632)	$(6,180)	$(47,316)

	Shares		Dollars
Russell Tax-Managed U.S. Mid & Small Cap Fund	2010	2009	2010	2009

Class C
Proceeds from shares sold	33	261	$347	$2,197
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(74)	(525)	(809)	(4,195)

Net increase (decrease)	(41)	(264)	(462)	(1,998)

Class E
Proceeds from shares sold	35	112	420	910
Proceeds from reinvestment of distributions	—	2	—	14
Payments for shares redeemed	(27)	(119)	(329)	(1,063)

Net increase (decrease)	8	(5)	91	(139)

Class S
Proceeds from shares sold	1,065	4,915	12,647	42,754
Proceeds from reinvestment of distributions	9	119	109	1,023
Payments for shares redeemed	(1,676)	(8,668)	(19,987)	(76,012)

Net increase (decrease)	(602)	(3,634)	(7,231)	(32,235)

Total increase (decrease)	(635)	(3,903)	$(7,602)	$(34,372)

Notes to Financial Statements	317

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Strategic Bond Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	1,871	2,643	$19,657	$25,022
Proceeds from reinvestment of distributions	88	151	915	1,413
Payments for shares redeemed	(1,411)	(1,349)	(14,869)	(12,673)

Net increase (decrease)	548	1,445	5,703	13,762

Class C
Proceeds from shares sold	1,305	3,012	13,723	28,372
Proceeds from reinvestment of distributions	172	452	1,794	4,218
Payments for shares redeemed	(1,691)	(3,534)	(17,833)	(33,048)

Net increase (decrease)	(214)	(70)	(2,316)	(458)

Class E
Proceeds from shares sold	1,728	4,315	18,052	41,276
Proceeds from reinvestment of distributions	312	765	3,235	7,092
Payments for shares redeemed	(2,399)	(5,654)	(25,252)	(51,980)

Net increase (decrease)	(359)	(574)	(3,965)	(3,612)

Class I
Proceeds from shares sold	20,640	40,933	215,095	382,824
Proceeds from reinvestment of distributions	2,817	7,204	29,124	66,659
Payments for shares redeemed	(22,092)	(66,313)	(230,109)	(609,520)

Net increase (decrease)	1,365	(18,176)	14,110	(160,037)

Class S
Proceeds from shares sold	44,135	79,428	465,199	753,035
Proceeds from reinvestment of distributions	4,717	10,480	49,307	98,104
Payments for shares redeemed	(36,198)	(87,880)	(382,867)	(818,737)

Net increase (decrease)	12,654	2,028	131,639	32,402

Class Y
Proceeds from shares sold	15,775	56,626	163,975	527,830
Proceeds from reinvestment of distributions	8,031	19,037	83,089	176,631
Payments for shares redeemed	(42,285)	(78,450)	(444,555)	(708,761)

Net increase (decrease)	(18,479)	(2,787)	(197,491)	(4,300)

Total increase (decrease)	(4,485)	(18,134)	$(52,320)	$(122,243)

318	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Investment Grade Bond Fund	2010	2009	2010	2009

Class C
Proceeds from shares sold	310	528	$6,624	$10,379
Proceeds from reinvestment of distributions	28	51	603	1,000
Payments for shares redeemed	(239)	(542)	(5,131)	(10,697)

Net increase (decrease)	99	37	2,096	682

Class E
Proceeds from shares sold	1,042	549	22,458	11,051
Proceeds from reinvestment of distributions	43	80	913	1,574
Payments for shares redeemed	(529)	(1,176)	(11,359)	(23,138)

Net increase (decrease)	556	(547)	12,012	(10,513)

Class I
Proceeds from shares sold	2,962	5,651	63,588	111,395
Proceeds from reinvestment of distributions	404	751	8,585	14,805
Payments for shares redeemed	(3,119)	(9,809)	(67,008)	(191,721)

Net increase (decrease)	247	(3,407)	5,165	(65,521)

Class S
Proceeds from shares sold	11,654	2,110	251,468	41,599
Proceeds from reinvestment of distributions	163	236	3,483	4,656
Payments for shares redeemed	(1,275)	(3,619)	(27,413)	(70,888)

Net increase (decrease)	10,542	(1,273)	227,538	(24,633)

Class Y
Proceeds from shares sold	19,888	3,504	429,252	70,648
Proceeds from reinvestment of distributions	438	881	9,333	17,324
Payments for shares redeemed	(1,636)	(13,069)	(35,114)	(260,113)

Net increase (decrease)	18,690	(8,684)	403,471	(172,141)

Total increase (decrease)	30,134	(13,874)	$650,282	$(272,126)

Notes to Financial Statements	319

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Short Duration Bond Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	567	721	$10,757	$12,780
Proceeds from reinvestment of distributions	12	15	225	267
Payments for shares redeemed	(184)	(268)	(3,492)	(4,824)

Net increase (decrease)	395	468	7,490	8,223

Class C
Proceeds from shares sold	2,254	2,223	42,629	40,484
Proceeds from reinvestment of distributions	32	36	598	643
Payments for shares redeemed	(712)	(884)	(13,467)	(15,785)

Net increase (decrease)	1,574	1,375	29,760	25,342

Class E
Proceeds from shares sold	345	616	6,554	11,082
Proceeds from reinvestment of distributions	12	21	224	380
Payments for shares redeemed	(127)	(511)	(2,413)	(9,037)

Net increase (decrease)	230	126	4,365	2,425

Class S
Proceeds from shares sold	8,577	13,079	162,660	234,341
Proceeds from reinvestment of distributions	327	546	6,186	9,739
Payments for shares redeemed	(4,888)	(8,384)	(92,695)	(148,886)

Net increase (decrease)	4,016	5,241	76,151	95,194

Class Y
Proceeds from shares sold	2,560	2,494	48,514	45,806
Proceeds from reinvestment of distributions	161	248	3,041	4,425
Payments for shares redeemed	(1,283)	(1,006)	(24,340)	(17,790)

Net increase (decrease)	1,438	1,736	27,215	32,441

Total increase (decrease)	7,653	8,946	$144,981	$163,625

320	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Tax Exempt Bond Fund	2010	2009	2010	2009

Class C
Proceeds from shares sold	442	574	$9,754	$12,277
Proceeds from reinvestment of distributions	12	19	270	405
Payments for shares redeemed	(318)	(284)	(7,005)	(6,060)

Net increase (decrease)	136	309	3,019	6,622

Class E
Proceeds from shares sold	327	459	7,238	9,871
Proceeds from reinvestment of distributions	17	27	367	580
Payments for shares redeemed	(102)	(313)	(2,251)	(6,667)

Net increase (decrease)	242	173	5,354	3,784

Class S
Proceeds from shares sold	4,436	9,438	97,868	201,304
Proceeds from reinvestment of distributions	298	538	6,567	11,444
Payments for shares redeemed	(2,497)	(9,021)	(55,089)	(190,529)

Net increase (decrease)	2,237	955	49,346	22,219

Total increase (decrease)	2,615	1,437	$57,719	$32,625

Notes to Financial Statements	321

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Russell Real Estate Securities Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	116	193	$3,574	$4,273
Proceeds from reinvestment of distributions	7	20	207	405
Payments for shares redeemed	(67)	(189)	(2,027)	(3,941)

Net increase (decrease)	56	24	1,754	737

Class C
Proceeds from shares sold	111	254	3,305	5,459
Proceeds from reinvestment of distributions	13	48	380	931
Payments for shares redeemed	(210)	(504)	(6,179)	(10,555)

Net increase (decrease)	(86)	(202)	(2,494)	(4,165)

Class E
Proceeds from shares sold	161	688	4,790	14,106
Proceeds from reinvestment of distributions	15	49	440	982
Payments for shares redeemed	(245)	(583)	(7,445)	(13,434)

Net increase (decrease)	(69)	154	(2,215)	1,654

Class S
Proceeds from shares sold	4,912	16,649	148,661	356,315
Proceeds from reinvestment of distributions	443	1,244	13,493	25,408
Payments for shares redeemed	(4,957)	(12,531)	(151,138)	(269,655)

Net increase (decrease)	398	5,362	11,016	112,068

Class Y
Proceeds from shares sold	388	10,186	11,357	190,011
Proceeds from reinvestment of distributions	261	923	7,939	18,679
Payments for shares redeemed	(3,036)	(7,783)	(92,519)	(180,125)

Net increase (decrease)	(2,387)	3,326	(73,223)	28,565

Total increase (decrease)	(2,088)	8,664	$(65,162)	$138,859

	On a Constant Dollar Basis
Russell Money Market Fund	2010	2009

Class A
Proceeds from shares sold	$5,389	$119,564
Proceeds from reinvestment of distributions	8	2,165
Payments for shares redeemed	(65,268)	(370,931)

Net increase (decrease)	(59,871)	(249,202)

Class S
Proceeds from shares sold	198,118	22,526,028
Proceeds from reinvestment of distributions	39	11,676
Payments for shares redeemed	(2,253,294)	(25,002,035)

Net increase (decrease)	(2,055,137)	(2,464,331)

Total increase (decrease)	$(2,115,008)	$(2,713,533)

322	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2010, the Funds presented did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30, 2010, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%

Russell U.S. Core Equity Fund	3	42.1
Russell U.S. Quantitative Equity Fund	3	49.4
Russell U.S. Growth Fund	3	49.4
Russell U.S. Value Fund	2	46.3
Russell U.S. Small & Mid Cap Fund	4	52.2
Russell International Developed Markets Fund	4	54.7
Russell Global Equity Fund	4	67.8
Russell Emerging Markets Fund	2	32.4
Russell Tax-Managed U.S. Large Cap Fund	1	36.8
Russell Tax-Managed U.S. Mid & Small Cap Fund	1	32.2
Russell Strategic Bond Fund	2	43.9
Russell Investment Grade Bond Fund	2	26.6
Russell Short Duration Bond Fund	3	52.5
Russell Tax Exempt Bond Fund	2	43.9
Russell Real Estate Securities Fund	3	40.1
Russell Money Market Fund	1	44.5

9.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (10% for the Money Market Fund) in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on the Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell U.S. Small & Mid Cap Fund - 0.0%
Perceptron, Inc.	03/10/08	76,730	8.86	680	361

Notes to Financial Statements	323

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Russell International Developed Markets Fund - 0.3%
ABC Learning Centres, Ltd.	07/16/08	43,374	0.77	33	—
Astra International Tbk PT	01/16/02	41,000	5.14	211	212
HON HAI Precision Industry Co., Ltd.	11/12/01	2,923,320	3.67	10,716	13,655

					13,867

Russell Global Equity Fund - 0.1%
HON HAI Precision Industry Co., Ltd.	11/12/01	491,000	4.86	2,386	2,293

Russell Emerging Markets Fund - 2.1%
Astra International Tbk PT	06/27/01	233,000	16.69	3,889	7,717
Corp. Moctezuma SAB de CV	03/01/06	302,563	1.81	547	753
Delta Corp., Ltd.	09/23/09	1,117,659	0.38	429	503
Far Eastern New Century Corp.	10/09/09	961,158	0.54	521	1,040
HON HAI Precision Industry Co., Ltd.	11/12/01	642,858	13.11	8,427	11,067
Kalina	08/02/06	10,800	41.04	443	242
Magnit OJSC	05/16/06	35,800	22.03	789	3,320
MDM Bank OAO	09/04/07	1,093,505	1.93	2,113	831
MOL Hungarian Oil and Gas NyRt	12/19/07	12,898	4.05	52	641
Ramayana Lestari Sentosa Tbk PT	06/28/96	5,238,492	0.08	423	488
Raspadskaya	09/05/08	388,207	3.83	1,488	2,774
Seventh Continent	06/01/06	38,051	27.91	1,062	358

					29,734

Russell Strategic Bond Fund - 2.3%
Adam Aircraft Term Loan	05/22/07	760,000	96.84	736	8
ARES CLO Funds	01/15/09	7,741,000	95.16	7,366	7,501
ARES CLO Funds	01/15/09	13,524,000	73.94	9,999	12,779
Arlington Street CDO, Ltd.	06/04/03	1,470,000	100.68	1,480	1,377
Armstrong Loan Funding, Ltd	05/21/09	3,311,000	87.04	2,882	3,194
Banco Santander Brasil SA	03/31/10	6,075,000	98.93	6,010	6,015
BBVA Bancomer SA	04/15/10	4,225,000	100.00	4,225	4,287
Black Diamond CLO, Ltd.	09/11/08	23,250,000	76.72	17,837	21,427
BNP Paribas Capital Trust	06/01/06	3,450,000	112.09	3,867	3,381
BRFkredit AS	04/08/10	16,500,000	99.89	16,482	16,594
Chatham Light CLO, Ltd.	11/25/09	3,466,000	90.33	3,131	3,201
Cie de Financement Foncier	04/15/10	7,500,000	99.85	7,489	7,551
CIT Mortgage Loan Trust	10/05/07	2,593,000	100.00	2,593	2,465
CIT Mortgage Loan Trust	10/05/07	2,100,000	100.00	2,100	1,004
CIT Mortgage Loan Trust	10/05/07	3,900,000	100.00	3,900	1,747
College Loan Corp. Trust	08/25/09	2,000,000	80.85	1,617	1,700
Credit Suisse Mortgage Capital Certificates	09/03/08	8,047,000	72.81	5,859	5,606
Deutsche Bank AG	04/06/10	46,600,000,000	0.01	5,713	5,724
Dexia Credit Local	04/21/10	5,300,000	100.00	5,300	5,293
DG Funding Trust	11/04/03	479	10,584.55	5,070	3,895
DTEK Finance BV	04/21/10	3,505,000	99.03	3,471	3,505
Educational Services of America, Inc.	02/23/10	4,500,000	100.00	4,500	4,490
Fannie Mae REMICS	05/29/07	52,000	98.08	51	51
Fannie Mae REMICS	05/29/07	41,000	95.12	39	37
Fannie Mae REMICS	06/04/07	67,000	104.48	70	67
Fannie Mae REMICS	06/11/07	47,000	108.51	51	46
Fannie Mae REMICS	06/21/07	173,000	109.83	190	168
FIH Erhvervsbank A/S	04/05/10	7,600,000	99.45	7,558	7,624
Freddie Mac REMICS	04/13/07	5,000	80.00	4	5
Freddie Mac REMICS	04/23/07	6,000	100.00	6	6

324	Notes to Financial Statements

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $

Freddie Mac REMICS	05/29/07	169,000	94.67	160	165
Freddie Mac REMICS	06/21/07	93,000	118.28	110	92
Freddie Mac REMICS	06/22/07	37,000	113.51	42	37
Freddie Mac REMICS	06/26/07	65,000	109.23	71	63
Freddie Mac REMICS	07/17/07	99,000	109.09	108	99
Freddie Mac Strips	12/02/09	20,928,000	10.62	2,223	2,203
Freescale Semiconductor, Inc.	04/07/10	3,250,000	100.00	3,250	3,380
KazMunaiGaz Finance Sub BV	04/28/10	2,070,000	98.26	2,034	2,050
MHP SA	04/22/10	2,030,000	101.43	2,059	1,989
NBC Universal, Inc.	04/27/10	9,890,000	99.85	9,875	10,005
NBC Universal, Inc.	04/27/10	3,285,000	99.97	3,284	3,392
NBC Universal, Inc.	04/27/10	4,805,000	99.77	4,794	4,851
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.39	7,084	7,083
RBSCF Trust	04/09/10	5,725,000	100.00	5,725	5,780
SBA Tower Trust	04/08/10	3,815,000	100.00	3,815	3,915
Symetra Financial Corp.	06/02/06	1,200,000	98.67	1,184	1,219
Washington Mutual Mortgage Pass Through Certificates	04/01/05	1,713,000	100.00	1,713	91
Washington Mutual Mortgage Pass Through Certificates	02/28/07	542,563	100.07	542	398

					177,560

Russell Investment Grade Bond Fund - 1.1%
Air 2 US	01/10/07	517,326	104.35	540	468
Banco Santander Chile	03/31/10	900,000	100.00	900	899
Citigroup Mortgage Loan Trust, Inc.	04/09/10	863,771	98.75	853	854
Depfa ACS Bank	03/08/07	400,000	98.47	394	303
Dexia Credit Local	04/22/10	1,700,000	100.00	1,700	1,698
DG Funding Trust	11/05/03	392	10,587.26	4,150	3,187
Glitnir Banki HF	06/12/06	700,000	99.92	699	1
Glitnir Banki HF	07/21/06	270,000	100.00	270	84
Glitnir Banki HF	09/20/07	390,000	99.82	389	122
Itau Unibanco Holding SA	04/08/10	1,800,000	99.55	1,792	1,811
Kaupthing Bank Hf	05/12/06	1,480,000	99.57	1,474	-
Kaupthing Bank Hf	10/03/06	100,000	99.72	100	28
Kaupthing Bank Hf	02/25/08	1,210,000	84.53	1,023	339
NBC Universal, Inc.	04/27/10	1,830,000	99.80	1,826	1,847
Ohio National Financial Services, Inc.	04/20/10	5,000,000	99.47	4,973	5,132
Pricoa Global Funding I	04/14/10	1,500,000	100.07	1,501	1,501
Washington Mutual Mortgage Pass Through Certificates	04/01/05	445,286	100.00	445	24
Washington Mutual Mortgage Pass Through Certificates	02/28/07	325,538	100.00	326	239

					18,537

Russell Short Duration Bond Fund - 1.2%
Banco Santander Chile	03/31/10	700,000	100.00	700	700
Dexia Credit Local	04/21/10	1,400,000	100.00	1,400	1,398
DG Funding Trust	11/04/03	219	10,537.12	2,308	1,781
Freescale Semiconductor, Inc.	04/07/10	600,000	100.00	600	624
ING Bank NV	03/25/10	300,000	99.82	299	300
NBC Universal, Inc.	04/27/10	1,950,000	99.85	1,947	1,973
NBC Universal, Inc.	04/27/10	845,000	99.78	843	853
RBSCF Trust	04/09/10	810,000	100.00	810	818
SBA Tower Trust	04/08/10	675,000	100.00	675	693

					9,140

Russell Money Market Fund - 1.1%
AID to INH Portugal Guaranteed Note	05/06/94	5,000,000	100.65	5,032	5,032

Notes to Financial Statements	325

Russell Investment Company

Russell Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Illiquid securities and restricted securities may be priced by the Funds using fair value procedures approved by the Board.

10.	Dividends

On May 3, 2010, the Board declared the following dividends payable from net investment income. Dividends were paid on May 5, 2010, to shareholders of record May 4, 2010.

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Russell Investment Grade Bond Fund - Class I	$0.0436	$—	$—
Russell Investment Grade Bond Fund - Class E	0.0396	—	—
Russell Investment Grade Bond Fund - Class Y	0.0453	—	—
Russell Investment Grade Bond Fund - Class C	0.0241	—	—
Russell Investment Grade Bond Fund - Class S	0.0423	—	—
Russell Short Duration Bond Fund - Class S	0.0476	—	—
Russell Short Duration Bond Fund - Class E	0.0438	—	—
Russell Short Duration Bond Fund - Class C	0.0326	—	—
Russell Short Duration Bond Fund - Class A	0.0438	—	—
Russell Short Duration Bond Fund - Class Y	0.0491	—	—
Russell Strategic Bond Fund - Class I	0.0363	—	—
Russell Strategic Bond Fund - Class E	0.0343	—	—
Russell Strategic Bond Fund - Class Y	0.0371	—	—
Russell Strategic Bond Fund - Class A	0.0337	—	—
Russell Strategic Bond Fund - Class C	0.0269	—	—
Russell Strategic Bond Fund - Class S	0.0357	—	—
Russell Tax Exempt Bond - Class S	0.0574	—	—
Russell Tax Exempt Bond - Class E	0.0529	—	—
Russell Tax Exempt Bond - Class C	0.0388	—	—

On June 1, 2010, the Board declared the following dividends payable from net investment income. Dividends were paid on June 3, 2010, to shareholders of record June 2, 2010.

	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains

Russell Investment Grade Bond Fund - Class I	$0.0385	$—	$—
Russell Investment Grade Bond Fund - Class E	0.0342	—	—
Russell Investment Grade Bond Fund - Class Y	0.0401	—	—
Russell Investment Grade Bond Fund - Class C	0.0206	—	—
Russell Investment Grade Bond Fund - Class S	0.0373	—	—
Russell Short Duration Bond Fund - Class S	0.0435	—	—
Russell Short Duration Bond Fund - Class E	0.0399	—	—
Russell Short Duration Bond Fund - Class C	0.0294	—	—
Russell Short Duration Bond Fund - Class A	0.0397	—	—
Russell Short Duration Bond Fund - Class Y	0.0449	—	—
Russell Strategic Bond Fund - Class I	0.0342	—	—
Russell Strategic Bond Fund - Class E	0.0323	—	—
Russell Strategic Bond Fund - Class Y	0.0350	—	—
Russell Strategic Bond Fund - Class A	0.0318	—	—
Russell Strategic Bond Fund - Class C	0.0255	—	—
Russell Strategic Bond Fund - Class S	0.0337	—	—
Russell Tax Exempt Bond - Class S	0.0562	—	—
Russell Tax Exempt Bond - Class E	0.0521	—	—
Russell Tax Exempt Bond - Class C	0.0389	—	—

12.	Subsequent Events

Management has evaluated events or transactions that may have occurred since April 30, 2010 that would merit recognition or disclosure in the financial statements. This evaluation was completed through June 23, 2010, the date the financial statements were available to be issued. During this review nothing was discovered which would required further disclosure within the financial statements.

326	Notes to Financial Statements

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 20, 2010 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ shares, management of the Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information, analyses and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 13, 2010, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Funds except the Russell Money Market Fund (the “Money Market Fund”), which is currently managed by RIMCo.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Fund. RIMCo manages directly a portion of certain Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Fund’s cash reserves. RIMCo also may manage directly any portion of each Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of a Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Fund and for actively managing allocations and reallocations of assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for a Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Fund’s applicable investment objective, policies and restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in a Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In

Basis for Approval of Investment Advisory Contracts	327

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for the Fund in a complementary manner. Therefore, RIMCo’s selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. In light of the foregoing, the overall performance of each Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Fund’s investment program, structuring the Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board considered that the prospectuses for the Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Fund, rather than the investment selection role of the Funds’ Money Managers, and describe the manner in which the Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation for and performance record in managing the Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Funds and the likelihood that, at the current expense ratio of each Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Fund selected by shareholders in purchasing their shares.

In addition to these general factors relating to the manager-of-managers structure of the Funds, the Trustees considered, with respect to each Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;

2.	The advisory fee paid by the Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board inquired as to the possible impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and a planned relocation of the Russell organization’s headquarters by the end of 2010. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that, while these changes likely would have a near term impact because of increased demands upon continuing personnel, steps were being taken to avoid any long-term diminution in the nature, scope or quality of the services provided to the Funds. The Board also discussed the possible impact of such changes on the compliance programs of the Funds and RIMCo and received assurances from senior representatives of the Russell organization that such changes would not result in any long-term diminution in the scope and quality of the Funds’ compliance programs.

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion—up to 10%—of the assets of each of the Russell U.S. Core Equity Fund and the Russell U.S Quantitative Equity Fund (each a “Participating Fund”) utilizing a select holdings strategy, the actual allocation being determined by each Participating Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Fund is designed to increase the Participating Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Fund during the past year. The Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from each Participating Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for

328	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by each Participating Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ Advisory Fees in light of Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Funds during the periods covered by the Third-Party Information did result, in lower performance than that of some of their Comparable Funds. According to RIMCo, the strategies pursued by the Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

With respect to the Funds’ Advisory Fees, the Third-Party Information showed that the Russell U.S. Growth Fund, Russell U.S. Value Fund, Russell Real Estate Securities Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund, Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Tax-Managed U.S. Large Cap Fund and Russell Short Duration Bond Fund each had an Advisory Fee which on a contractual basis, an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds) or on both a contractual and actual basis was ranked in the fourth or fifth quintile of its Expense Universe. The comparisons were based upon the latest fiscal years for the Expense Universe funds. The Board considered that, with the exception of the Russell Global Equity Fund, Russell Emerging Markets Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell Tax-Managed U.S. Mid & Small Cap Fund and the Russell Short Duration Bond Fund, each such Fund’s Advisory Fee was ranked within 5 basis points of the third quintile of its Expense Universe. In assessing the Funds’ Advisory Fees, the Board focused on actual Advisory Fees. The Board further considered RIMCo’s explanation of the reasons for these Funds’ actual Advisory Fee rankings and its belief that the Funds’ Advisory Fees are reasonable notwithstanding such rankings.

In discussing the Funds’ Advisory Fees generally, RIMCo noted, among other things, that its Advisory Fees for Funds other than the Money Market Fund encompass services that may not be provided by investment advisers to the Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund whether economies of scale have been realized and whether the Advisory Fee for such Fund appropriately reflects or should be revised to reflect any such economies. The Board noted that, generally, there was a reduction in the Funds’ assets as a result of market declines and related investor redemptions in 2008 and 2009 and that Fund asset levels generally have not rebounded completely from those levels. In the case of certain Funds, asset levels have continued to decline since 2008. The Board therefore determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds and other RIC funds under the Board’s supervision are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and all of the Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ total expenses, the Third-Party Information showed that the total expenses for the Russell Short Duration Bond Fund was ranked in the fifth quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. The Board considered RIMCo’s explanation of this ranking. According to RIMCo, the Fund’s ranking reflected relatively high contractual advisory fees and custody fees. RIMCo noted that new custody fee arrangements did not reduce the Fund’s total expenses

Basis for Approval of Investment Advisory Contracts	329

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

in 2009 as expected partly because turnover for the Fund was relatively high for the year and assets under management remained flat. RIMCo noted that the Short Duration Fund had positive cash flows during the past year that generally exceeded those of other funds in its category. RIMCo expressed its belief that the Fund’s total expenses were reasonable in light of its performance but the Board determined to continue to monitor the Fund’s total expense levels. On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund, found, after giving effect to any applicable waivers and/or reimbursements (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds; (2) the relative expense ratio of the Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

Although it regarded the 3-year performance of each of the Russell U.S. Value Fund, Russell U.S. Small & Mid Cap Fund, Russell Tax-Managed U.S. Large Cap Fund, Russell U.S. Core Equity Fund and Russell U.S. Quantitative Equity Fund relative to its Performance Universe as disappointing, the Board further concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Funds’ performance, focused upon each Fund’s performance for the 1-, 3- and 5-year periods as most relevant.

In evaluating the performance of the Funds generally relative to their Comparable Funds, the Board, in addition to factors discussed above, also considered RIMCo’s advice that many of the Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). In support of the Funds’ full investment strategy, RIMCo advised the Board of its belief that investors manage their own cash positions based upon their personal investment goals, strategies and risk tolerances and generally expect Fund assets to be fully invested. RIMCo noted that the Funds are distributed primarily through financial intermediaries who determine and manage clients’ cash positions rather than rely on the Funds to hold uninvested cash. RIMCo noted that the Funds’ full investment strategy generally will detract from relative performance in a declining market, such as 2008, but may enhance the Funds’ relative performance in a rising market, such as 2009.

With respect to the Russell U.S. Value Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth and fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2009, respectively, but that its performance was ranked in the first quintile of its Performance Universe for the 1-year period ended such date. The Trustees considered, among other things, management’s belief that the Fund tends to have a deeper value orientation than its Comparable Funds, a tendency which led to greater Fund exposure to market segments that performed poorly during 2008, such as mortgage and housing related stocks. RIMCo advised the Trustees that the Fund’s underperformance in 2008 significantly affected its performance relative to its Comparable Funds for the 3- and 5-year periods ended December 31, 2009. The Fund’s full investment strategy had a substantial negative impact on the Fund’s 2008 performance.

With respect to the Russell U.S. Small & Mid Cap Fund, the Third-Party Information indicated that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2009 and was ranked in the third quintile for the 1-year period ended such date. RIMCo noted that the Comparable Funds consist of funds investing in small cap stocks while the Russell U.S. Small & Mid Cap Fund invests in both small and mid cap stocks and is managed against a different index. In 2009, the Fund’s bias toward quality was a detractor from performance as speculative stocks outperformed. However, the Fund’s sector selections were positive factors as the economic outlook improved.

With respect to the Russell U.S. Core Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- year period ended December 31, 2009; but was ranked in the second quintile of its Performance Universe for the 1-year period ended such date. RIMCo noted that the Russell U.S. Core Equity Fund’s underperformance during 2008 had a significant negative impact on its performance for the 3- year period. RIMCo noted further that the Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds in 2008. Lastly, RIMCo expressed its belief that the Russell U.S. Core Equity Fund’s more active managers, who typically take more risk in their individual portfolios in order to achieve higher returns, were particularly affected by the risk-averse market environment of 2008. Certain of the Fund’s more aggressive managers also were particularly significant detractors from performance in 2008.

With respect to the Russell Tax-Managed U.S. Large Cap Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fourth quintile of its Performance Universe for the 3- and 5-year periods ended December 31, 2009, but that its performance for the 1-year period ended on such date was ranked in the first quintile. RIMCo noted that the Russell Tax-Managed

330	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

Russell Funds

Basis for Approval of Investment Advisory Contracts, continued (Unaudited)

U.S. Large Cap Fund’s underperformance in 2008 had a significant negative impact on its performance for the 3- and 5-year periods. RIMCo noted further that the Fund’s full investment strategy was a significant contributor to the Fund’s underperformance relative to its Comparable Funds. Lastly, RIMCo noted that Comparable Funds included not only funds that are managed in a tax-aware manner, such as the Russell Tax-Managed U.S. Large Cap Fund, but also funds that are focused on maximizing returns without regard to tax consequences. According to RIMCo, constraints in managing the Russell Tax-Managed U.S. Large Cap Fund in a tax-aware manner put the Fund at a disadvantage relative to its Performance Universe.

With respect to the Russell U.S. Quantitative Equity Fund, the Third-Party Information showed that the Fund’s performance was ranked in the fifth quintile of its Performance Universe for each of the 1-, 3- and 5-year periods ended December 31, 2009. RIMCo expressed the belief that the methodology employed by the Third-Party Information provider in selecting Comparable Funds did not reflect the Fund’s strategy of reduced exposure to small/mid cap stocks and greater exposure to large cap stocks, although the Fund still would have underperformed relative to members of more appropriate peer groups. While the environment for quantitative managers generally has been hostile, RIMCo expressed its view that the Fund’s Money Managers have been particularly impacted. RIMCo believes that the Fund will perform better under more normalized market conditions.

In evaluating performance, the Board considered each Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009 that continue to impact the Funds’ relative performance for the 3- and, where applicable, 5-year periods ended December 31, 2009.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Fund would be in the best interests of the Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund.

Basis for Approval of Investment Advisory Contracts	331

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — April 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

332	Shareholder Requests for Additional Information

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2010 (Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 37 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010* Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •Chairman of the Board, President and CEO, RIMCo •Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) •Chairman of the Board, President and CEO, Russell Financial Services, Inc. •Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) •Until 2004, Managing Director, of Individual Investor Services, FRC •2000 to 2004 Managing Director, Sales and Client Service, RIMCo	46	None

# Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank •2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. •1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	46	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.
*	Effective January 22, 2010, Greg J. Stark resigned as President and Chief Executive Officer of RIC and RIF. Mr. Stark’s successor is Sandra Cavanaugh.

Disclosure of Information about Fund Trustees and Officers	333

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Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Senior Vice President, Larco Investments, Ltd. (real estate firm)	46	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	•Director and Chairman of the Audit Committee, Avista Corp. •Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds •Regent, University of Washington •President, Kristianne Gates Blake, P.S. (accounting services) •February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF •Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	46	•Director, Avista Corp (electric utilities) •Trustee, Principal Investor Funds (investment company); •Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	46	None

Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	•President and Chief Executive Officer, United Way of King County, WA	46	None

Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	•Vice Chairman, Simpson Investment Company •Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	46	None

334	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	•September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds •September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	46	•Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)

Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	Retired	46	None

*	Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers	335

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	•Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo •Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) •Chairman, Sunshine Management Services, LLC (investment adviser)	46	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	•President, Anderson Management Group LLC (private investments consulting) •Trustee, RIC and RIF until 2006 •February 2002 to June 2005, Lead Trustee, RIC and RIF •Chairman of the Nominating and Governance Committee, 2006	46	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	•Retired since 1995 •Trustee of RIC and RIF until 2005 •Chairman of the Nominating and Governance Committee 2001–2005	46	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

336	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Russell Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	•Chief Compliance Officer, RIC •Chief Compliance Officer, RIF •Chief Compliance Officer, RIMCo •Chief Compliance Officer, RFSC •April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010	Until successor is chosen and qualified by Trustees

•President and CEO, RIC and RIF

•Chairman of the Board, President and CEO, RIMCo

•Chairman of the Board, President and CEO, Russell Financial Services, Inc.

•Chairman of the Board, President and CEO, RFSC

•Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

•Until 2004, Managing Director of Individual Investor Services, FRC

•2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010	Appointed until successor is duly elected and qualified

•President and CEO RIC and RIF

•May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

•2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

•1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees	•Treasurer, Chief Accounting Officer and CFO, RIC and RIF •Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc. •Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	•Chief Investment Officer, RIC and RIF •Director, RIMCo and FRC •1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees	•U.S. General Counsel and Assistant Secretary, FRC •Director and Assistant Secretary, RIA •Secretary, RIMCo, RFSC and Russell Financial Services, Inc. •Secretary and Chief Legal Counsel, RIC and RIF

Disclosure of Information about Fund Trustees and Officers	337

Russell Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers as of April 30, 2010

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., New York, NY

Columbus Circle Investors, Stamford, CT

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Lazard Asset Management, LLC, New York, NY

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management L.P., Sewickley, PA

Suffolk Capital Management, LLC, New York, NY

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

Russell U.S. Growth Fund

Cornerstone Capital Management, Inc., Bloomington, MN

Delaware Management Company, a Series of Delaware Management Business Trust, Philadelphia, PA

Suffolk Capital Management, LLC, New York, NY

Sustainable Growth Advisers, LP, Stamford, CT

Turner Investment Partners, Inc., Berwyn, PA

Russell U.S. Value Fund

DePrince, Race & Zollo, Inc., Winter Park, FL

Iridian Asset Management LLC, Westport, CT

JS Asset Management, LLC, West Conshohocken, PA

Systematic Financial Management, L.P., Teaneck, NJ

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

Pzena Investment Management, LLC, New York, NY

UBS Global Asset Management (Americas) Inc., Chicago, IL

William Blair & Company, LLC, Chicago, IL

Russell Global Equity Fund

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

338	Adviser, Money Managers and Service Providers

Russell Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Russell Tax-Managed U.S. Large Cap Fund

Armstrong Shaw Associates Inc., New Canaan, CT

J.P. Morgan Investment Management Inc., New York, NY

Palisades Investment Partners, LLC, Santa Monica, CA

Sands Capital Management, Inc., Arlington, VA

Turner Investment Partners, Inc., Berwyn, PA

Russell Tax-Managed U.S. Mid & Small Cap Fund

Chartwell Investment Partners, Berwyn, PA

Netols Asset Management, Inc., Mequon, WI

Parametric Portfolio Associates LLC, Seattle, WA

Summit Creek Advisors, LLC, Minneapolis, MN

Turner Investment Partners, Inc., Berwyn, PA

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Tax Exempt Bond Fund

Delaware Management Company, a Series of Delaware Management Business Trust, Philadelphia, PA

Standish Mellon Asset Management Company LLC, Boston, MA

Russell Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

Russell Money Market Fund

Russell Investment Management Company, Tacoma, WA

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers	339

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-226

2010 SEMIANNUAL REPORT

LifePoints® Funds

APRIL 30, 2010

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2010 Strategy Fund	A, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

In Retirement Fund	R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 37 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2010 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2010. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc. member FINRA, part of Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting www.russell.com/us/fundperformance.

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,073.10	$1,022.17
Expenses Paid During Period*	$2.72	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,069.10	$1,018.45
Expenses Paid During Period*	$6.57	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,072.80	$1,022.17
Expenses Paid During Period*	$2.72	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Conservative Strategy Fund	3

Russell Investment Company

Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,073.80	$1,023.41
Expenses Paid During Period*	$1.44	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,072.90	$1,022.17
Expenses Paid During Period*	$2.72	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,071.50	$1,020.93
Expenses Paid During Period*	$4.01	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,074.70	$1,023.41
Expenses Paid During Period*	$1.44	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

4	Conservative Strategy Fund

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 80.0%
Russell Investment Grade Bond Fund	5,554,275	121,361
Russell Short Duration Bond Fund	6,321,671	121,186
Russell Strategic Bond Fund	22,667,280	243,220

		485,767

Domestic Equities - 11.0%
Russell Real Estate Securities Fund	541,923	18,745
Russell U.S. Core Equity Fund	923,181	24,113
Russell U.S. Quantitative Equity Fund	881,292	23,989

		66,847

International Equities - 8.9%
Russell Global Equity Fund	3,723,081	30,157
Russell International Developed Markets Fund	817,669	24,097

		54,254

Total Investments - 99.9% (identified cost $572,955)		606,868

Other Assets and Liabilities, Net - 0.1%		380

Net Assets - 100.0%		607,248

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund	5

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,094.20	$1,022.17
Expenses Paid During Period*	$2.75	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,090.30	$1,018.45
Expenses Paid During Period*	$6.63	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,094.20	$1,022.17
Expenses Paid During Period*	$2.75	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

6	Moderate Strategy Fund

Russell Investment Company

Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,094.90	$1,023.41
Expenses Paid During Period*	$1.45	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,094.10	$1,022.17
Expenses Paid During Period*	$2.75	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,092.60	$1,020.93
Expenses Paid During Period*	$4.05	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,096.00	$1,023.41
Expenses Paid During Period*	$1.46	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Moderate Strategy Fund	7

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 60.0%
Russell Investment Grade Bond Fund	9,610,290	209,985
Russell Strategic Bond Fund	39,325,656	421,964

		631,949

Domestic Equities - 23.1%
Russell Real Estate Securities Fund	948,487	32,808
Russell U.S. Core Equity Fund	3,232,128	84,423
Russell U.S. Quantitative Equity Fund	3,450,342	93,918
Russell U.S. Small & Mid Cap Fund	1,564,663	32,217

		243,366

International Equities - 16.9%
Russell Emerging Markets Fund	1,147,544	21,218
Russell Global Equity Fund	7,773,057	62,962
Russell International Developed Markets Fund	3,159,396	93,107

		177,287

Total Investments - 100.0% (identified cost $1,028,957)		1,052,602

Other Assets and Liabilities, Net - 0.0%		220

Net Assets - 100.0%		1,052,822

See accompanying notes which are an integral part of the financial statements.

8	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,112.00	$1,022.17
Expenses Paid During Period*	$2.78	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,107.10	$1,018.45
Expenses Paid During Period*	$6.69	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,110.60	$1,022.17
Expenses Paid During Period*	$2.77	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Balanced Strategy Fund	9

Russell Investment Company

Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,113.40	$1,023.41
Expenses Paid During Period*	$1.47	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,111.70	$1,022.17
Expenses Paid During Period*	$2.78	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,109.40	$1,020.93
Expenses Paid During Period*	$4.08	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,113.40	$1,023.41
Expenses Paid During Period*	$1.47	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

10	Balanced Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds

Bonds - 39.4%
Russell Strategic Bond Fund	165,720,774	1,778,184

Domestic Equities - 35.6%
Russell Real Estate Securities Fund	6,965,147	240,925
Russell U.S. Core Equity Fund	22,741,900	594,018
Russell U.S. Quantitative Equity Fund	21,552,475	586,658
Russell U.S. Small & Mid Cap Fund	9,085,697	187,075

		1,608,676

International Equities - 24.9%
Russell Emerging Markets Fund	7,466,761	138,060
Russell Global Equity Fund	44,772,157	362,654
Russell International Developed Markets Fund	21,082,958	621,315

		1,122,029

Total Investments - 99.9% (identified cost $4,520,633)		4,508,889

Other Assets and Liabilities, Net - 0.1%		2,637

Net Assets - 100.0%		4,511,526

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund	11

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,126.80	$1,022.17
Expenses Paid During Period*	$2.79	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,122.10	$1,018.45
Expenses Paid During Period*	$6.73	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,127.80	$1,022.17
Expenses Paid During Period*	$2.80	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

12	Growth Strategy Fund

Russell Investment Company

Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,128.20	$1,023.41
Expenses Paid During Period*	$1.48	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,126.50	$1,022.17
Expenses Paid During Period*	$2.79	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,126.40	$1,020.93
Expenses Paid During Period*	$4.11	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,128.20	$1,023.41
Expenses Paid During Period*	$1.48	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Growth Strategy Fund	13

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 19.6%
Russell Strategic Bond Fund	56,495,792	606,200

Domestic Equities - 47.7%
Russell Real Estate Securities Fund	5,677,622	196,389
Russell U.S. Core Equity Fund	21,436,553	559,923
Russell U.S. Quantitative Equity Fund	19,207,326	522,823
Russell U.S. Small & Mid Cap Fund	9,248,891	190,435

		1,469,570

International Equities - 32.7%
Russell Emerging Markets Fund	6,751,293	124,832
Russell Global Equity Fund	38,075,337	308,410
Russell International Developed Markets Fund	19,473,507	573,884

		1,007,126

Total Investments - 100.0% (identified cost $3,239,258)		3,082,896

Other Assets and Liabilities, Net - (0.0%)		(901)

Net Assets - 100.0%		3,081,995

See accompanying notes which are an integral part of the financial statements.

14	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,138.50	$1,022.17
Expenses Paid During Period*	$2.81	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class C	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.50	$1,018.45
Expenses Paid During Period*	$6.77	$6.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,138.80	$1,022.17
Expenses Paid During Period*	$2.81	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Equity Growth Strategy Fund	15

Russell Investment Company

Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,140.00	$1,023.41
Expenses Paid During Period*	$1.49	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,140.10	$1,022.17
Expenses Paid During Period*	$2.81	$2.66

*	Expenses are equal to the Fund’s annualized expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,137.50	$1,020.93
Expenses Paid During Period*	$4.13	$3.91

*	Expenses are equal to the Fund’s annualized expense ratio of 0.78% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,141.30	$1,023.41
Expenses Paid During Period*	$1.49	$1.40

*	Expenses are equal to the Fund’s annualized expense ratio of 0.28% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

16	Equity Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Domestic Equities - 59.5%
Russell Real Estate Securities Fund	2,994,768	103,589
Russell U.S. Core Equity Fund	12,731,179	332,538
Russell U.S. Quantitative Equity Fund	11,611,052	316,053
Russell U.S. Small & Mid Cap Fund	4,930,400	101,517

		853,697

International Equities - 40.5%
Russell Emerging Markets Fund	3,892,400	71,971
Russell Global Equity Fund	22,983,530	186,167
Russell International Developed Markets Fund	10,990,814	323,899

		582,037

Total Investments - 100.0%
(identified cost $1,551,751)		1,435,734

Other Assets and Liabilities, Net - (0.0%)		(470)

Net Assets - 100.0%		1,435,264

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund	17

Russell Investment Company

2010 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,089.60	$1,023.55
Expenses Paid During Period*	$1.30	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,088.30	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,090.70	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

18	2010 Strategy Fund

Russell Investment Company

2010 Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,088.50	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,087.60	$1,022.32
Expenses Paid During Period*	$2.59	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,090.40	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2010 Strategy Fund	19

Russell Investment Company

2010 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.3%
Russell Investment Grade Bond Fund	742,938	16,233
Russell Short Duration Bond Fund	338,232	6,484
Russell Strategic Bond Fund	3,027,798	32,488

		55,205

Domestic Equities - 18.0%
Russell Real Estate Securities Fund	71,000	2,456
Russell U.S. Core Equity Fund	195,821	5,115
Russell U.S. Quantitative Equity Fund	204,955	5,579
Russell U.S. Small & Mid Cap Fund	69,428	1,429

		14,579

International Equities - 13.7%
Russell Emerging Markets Fund	52,219	966
Russell Global Equity Fund	553,876	4,486
Russell International Developed Markets Fund	190,558	5,616

		11,068

Total Investments - 100.0% (identified cost $74,885)		80,852

Other Assets and Liabilities, Net - (0.0%)		(18)

Net Assets - 100.0%		80,834

See accompanying notes which are an integral part of the financial statements.

20	2010 Strategy Fund

Russell Investment Company

2015 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,101.00	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,099.00	$1,023.55
Expenses Paid During Period*	$1.30	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,098.00	$1,022.32
Expenses Paid During Period*	$2.60	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2015 Strategy Fund	21

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 58.4%
Russell Investment Grade Bond Fund	201,082	4,393
Russell Strategic Bond Fund	911,804	9,784

		14,177

Domestic Equities - 24.0%
Russell Real Estate Securities Fund	22,985	795
Russell U.S. Core Equity Fund	78,078	2,039
Russell U.S. Quantitative Equity Fund	82,613	2,249
Russell U.S. Small & Mid Cap Fund	36,001	741

		5,824

International Equities - 17.6%
Russell Emerging Markets Fund	27,357	506
Russell Global Equity Fund	183,810	1,489
Russell International Developed Markets Fund	77,257	2,277

		4,272

Total Investments - 100.0% (identified cost $21,640)		24,273

Other Assets and Liabilities, Net - 0.0%		9

Net Assets - 100.0%		24,282

See accompanying notes which are an integral part of the financial statements.

22	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,108.40	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,108.30	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,110.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2020 Strategy Fund	23

Russell Investment Company

2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,108.60	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,106.50	$1,022.32
Expenses Paid During Period*	$2.61	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,110.40	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

24	2020 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 48.3%
Russell Investment Grade Bond Fund	807,364	17,641
Russell Strategic Bond Fund	8,228,830	88,295

		105,936

Domestic Equities - 30.1%
Russell Real Estate Securities Fund	277,429	9,596
Russell U.S. Core Equity Fund	915,824	23,921
Russell U.S. Quantitative Equity Fund	908,748	24,736
Russell U.S. Small & Mid Cap Fund	380,735	7,840

		66,093

International Equities - 21.6%
Russell Emerging Markets Fund	307,342	5,683
Russell Global Equity Fund	1,934,235	15,667
Russell International Developed Markets Fund	885,641	26,100

		47,450

Total Investments - 100.0% (identified cost $204,208)		219,479

Other Assets and Liabilities, Net - (0.0%)		(62)

Net Assets - 100.0%		219,417

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund	25

Russell Investment Company

2025 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,122.30	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,122.60	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,120.70	$1,022.32
Expenses Paid During Period*	$2.63	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

26	2025 Strategy Fund

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 33.3%
Russell Strategic Bond Fund	812,235	8,715

Domestic Equities - 39.1%
Russell Real Estate Securities Fund	41,590	1,439
Russell U.S. Core Equity Fund	146,692	3,832
Russell U.S. Quantitative Equity Fund	137,114	3,732
Russell U.S. Small & Mid Cap Fund	59,124	1,217

		10,220

International Equities - 27.6%
Russell Emerging Markets Fund	47,140	872
Russell Global Equity Fund	278,717	2,258
Russell International Developed Markets Fund	138,320	4,076

		7,206

Total Investments - 100.0% (identified cost $23,155)		26,141

Other Assets and Liabilities, Net - 0.0%		1

Net Assets - 100.0%		26,142

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund	27

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.90	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.40	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,136.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

28	2030 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.80	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.60	$1,022.32
Expenses Paid During Period*	$2.65	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,137.70	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2030 Strategy Fund	29

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 13.2%
Russell Strategic Bond Fund	2,212,829	23,744

Domestic Equities - 51.2%
Russell Real Estate Securities Fund	341,924	11,827
Russell U.S. Core Equity Fund	1,349,922	35,260
Russell U.S. Quantitative Equity Fund	1,226,186	33,377
Russell U.S. Small & Mid Cap Fund	553,722	11,401

		91,865

International Equities - 35.6%
Russell Emerging Markets Fund	421,229	7,788
Russell Global Equity Fund	2,432,878	19,706
Russell International Developed Markets Fund	1,230,531	36,264

		63,758

Total Investments - 100.0% (identified cost $170,274)		179,367

Other Assets and Liabilities, Net - (0.0%)		(53)

Net Assets - 100.0%		179,314

See accompanying notes which are an integral part of the financial statements.

30	2030 Strategy Fund

Russell Investment Company

2035 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,136.90	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.70	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,133.90	$1,022.32
Expenses Paid During Period*	$2.65	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2035 Strategy Fund	31

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.2%
Russell Strategic Bond Fund	143,167	1,536

Domestic Equities - 53.0%
Russell Real Estate Securities Fund	28,956	1,002
Russell U.S. Core Equity Fund	117,621	3,072
Russell U.S. Quantitative Equity Fund	107,192	2,918
Russell U.S. Small & Mid Cap Fund	47,173	971

		7,963

International Equities - 36.8%
Russell Emerging Markets Fund	36,503	675
Russell Global Equity Fund	212,416	1,720
Russell International Developed Markets Fund	106,162	3,129

		5,524

Total Investments - 100.0% (identified cost $13,143)		15,023

Other Assets and Liabilities, Net - 0.0%		1

Net Assets - 100.0%		15,024

See accompanying notes which are an integral part of the financial statements.

32	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.50	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class E	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.40	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,136.70	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

2040 Strategy Fund	33

Russell Investment Company

2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2010 (Unaudited)

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.80	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,133.60	$1,022.32
Expenses Paid During Period*	$2.65	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class S	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,136.50	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

34	2040 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.2%
Russell Strategic Bond Fund	1,310,236	14,059

Domestic Equities - 53.1%
Russell Real Estate Securities Fund	270,427	9,354
Russell U.S. Core Equity Fund	1,079,477	28,196
Russell U.S. Quantitative Equity Fund	982,762	26,751
Russell U.S. Small & Mid Cap Fund	437,132	9,000

		73,301

International Equities - 36.7%
Russell Emerging Markets Fund	335,310	6,200
Russell Global Equity Fund	1,948,277	15,781
Russell International Developed Markets Fund	973,403	28,686

		50,667

Total Investments - 100.0% (identified cost $129,330)		138,027

Other Assets and Liabilities, Net - (0.0%)		(34)

Net Assets - 100.0%		137,993

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund	35

Russell Investment Company

2045 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.70	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.90	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.20	$1,022.32
Expenses Paid During Period*	$2.65	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

36	2045 Strategy Fund

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.1%
Russell Strategic Bond Fund	80,330	862

Domestic Equities - 53.1%
Russell Real Estate Securities Fund	16,543	572
Russell U.S. Core Equity Fund	66,648	1,741
Russell U.S. Quantitative Equity Fund	60,780	1,654
Russell U.S. Small & Mid Cap Fund	26,834	553

		4,520

International Equities - 36.8%
Russell Emerging Markets Fund	20,702	383
Russell Global Equity Fund	120,473	976
Russell International Developed Markets Fund	60,356	1,778

		3,137

Total Investments - 100.0% (identified cost $7,454)		8,519

Other Assets and Liabilities, Net - 0.0%		3

Net Assets - 100.0%		8,522

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund	37

Russell Investment Company

2050 Strategy Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,135.80	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,134.90	$1,023.55
Expenses Paid During Period*	$1.32	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,133.90	$1,022.32
Expenses Paid During Period*	$2.65	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

38	2050 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 10.0%
Russell Strategic Bond Fund	159,418	1,710

Domestic Equities - 53.1%
Russell Real Estate Securities Fund	32,966	1,140
Russell U.S. Core Equity Fund	133,450	3,486
Russell U.S. Quantitative Equity Fund	121,753	3,314
Russell U.S. Small & Mid Cap Fund	53,648	1,105

		9,045

International Equities - 36.9%
Russell Emerging Markets Fund	41,432	766
Russell Global Equity Fund	241,484	1,956
Russell International Developed Markets Fund	121,201	3,572

		6,294

Total Investments - 100.0% (identified cost $13,495)		17,049

Other Assets and Liabilities, Net - 0.0%		—

Net Assets - 100.0%		17,049

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund	39

Russell Investment Company

In Retirement Fund

Shareholder Expense Example — April 30, 2010 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semi-Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from November 1, 2009 to April 30, 2010.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class R1	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,089.60	$1,024.79
Expenses Paid During Period*	$0.00	$0.00

*	There were no expenses charged to the Class. Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R2	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,088.60	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

*	Expenses are equal to the Fund’s annualized expense ratio of 0.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

Class R3	Actual Performance	Hypothetical Performance (5% return before expenses)

Beginning Account Value
November 1, 2009	$1,000.00	$1,000.00
Ending Account Value
April 30, 2010	$1,086.60	$1,022.32
Expenses Paid During Period*	$2.59	$2.51

*	Expenses are equal to the Fund’s annualized expense ratio of 0.50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Reflects amounts waived and/or reimbursed. Without the waiver and/or reimbursement, expenses would have been higher.

40	In Retirement Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — April 30, 2010 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds

Bonds - 68.2%
Russell Investment Grade Bond Fund	47,723	1,043
Russell Short Duration Bond Fund	21,708	416
Russell Strategic Bond Fund	194,658	2,089

		3,548

Domestic Equities - 18.1%
Russell Real Estate Securities Fund	4,562	158
Russell U.S. Core Equity Fund	12,674	331
Russell U.S. Quantitative Equity Fund	13,248	360
Russell U.S. Small & Mid Cap Fund	4,499	93

		942

International Equities - 13.7%
Russell Emerging Markets Fund	3,385	63
Russell Global Equity Fund	35,955	291
Russell International Developed Markets Fund	12,230	360

		714

Total Investments - 100.0% (identified cost $4,457)		5,204

Other Assets and Liabilities, Net - 0.0%		2

Net Assets - 100.0%		5,206

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund	41

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities — April 30, 2010 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Assets
Investments, at identified cost	$572,955	$1,028,957	$4,520,633	$3,239,258
Investments, at market	606,868	1,052,602	4,508,889	3,082,896
Receivables:
Investments sold	—	1,577	2,218	2,633
Fund shares sold	2,136	1,418	9,679	4,213
From affiliates	—	—	—	—
Prepaid expenses	43	47	94	91

Total assets	609,047	1,055,644	4,520,880	3,089,833

Liabilities
Payables:
Investments purchased	256	—	—	—
Fund shares redeemed	1,151	2,121	6,308	5,851
Accrued fees to affiliates	357	638	2,860	1,921
Other accrued expenses	35	63	186	66

Total liabilities	1,799	2,822	9,354	7,838

Net Assets	$607,248	$1,052,822	$4,511,526	$3,081,995

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(389)	$(680)	$(2,986)	$(2,035)
Accumulated net realized gain (loss)	(14,958)	(49,300)	(363,261)	(309,009)
Unrealized appreciation (depreciation) on investments	33,913	23,645	(11,744)	(156,362)
Shares of beneficial interest	587	1,025	4,521	3,291
Additional paid-in capital	588,095	1,078,132	4,884,996	3,546,110

Net Assets	$607,248	$1,052,822	$4,511,526	$3,081,995

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*	$10.32	$10.27	$9.98	$9.37
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.95	$10.90	$10.59	$9.94
Class A — Net assets	$84,390,936	$203,075,278	$1,102,794,078	$809,163,863
Class A — Shares outstanding ($.01 par value)	8,178,825	19,776,794	110,518,958	86,366,003
Net asset value per share: Class C*	$10.27	$10.21	$9.91	$9.28
Class C — Net assets	$144,100,627	$255,578,877	$1,295,781,877	$819,239,467
Class C — Shares outstanding ($.01 par value)	14,036,610	25,033,681	130,746,084	88,266,878
Net asset value per share: Class E*	$10.35	$10.27	$10.00	$9.39
Class E — Net assets	$85,963,282	$162,855,706	$555,628,003	$425,723,544
Class E — Shares outstanding ($.01 par value)	8,306,279	15,851,707	55,545,235	45,360,114
Net asset value per share: Class R1*	$10.38	$10.31	$10.06	$9.44
Class R1 — Net assets	$10,101,574	$18,191,256	$74,035,741	$27,694,107
Class R1 — Shares outstanding ($.01 par value)	973,065	1,764,504	7,362,467	2,933,782
Net asset value per share: Class R2*	$10.34	$10.28	$10.00	$9.39
Class R2 — Net assets	$5,448,209	$6,514,689	$29,569,280	$20,142,737
Class R2 — Shares outstanding ($.01 par value)	526,882	633,702	2,956,948	2,144,869
Net asset value per share: Class R3*	$10.38	$10.31	$10.00	$9.41
Class R3 — Net assets	$190,259,476	$282,469,336	$871,788,957	$642,776,267
Class R3 — Shares outstanding ($.01 par value)	18,325,315	27,404,952	87,140,096	68,333,300
Net asset value per share: Class S*	$10.39	$10.31	$10.06	$9.44
Class S — Net assets	$86,984,181	$124,136,844	$581,928,020	$337,255,277
Class S — Shares outstanding ($.01 par value)	8,375,863	12,043,381	57,852,430	35,709,873

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

42	Statements of Assets and Liabilities

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

$1,551,751	$74,885	$21,640	$204,208	$23,155	$170,274	$13,143
1,435,734	80,852	24,273	219,479	26,141	179,367	15,023

—	—	—	—	—	—	—
2,713	114	41	429	132	406	70
—	14	7	11	7	11	7
63	11	29	12	21	12	20

1,438,510	80,991	24,350	219,931	26,301	179,796	15,120

483	40	41	387	126	337	71
1,769	73	—	38	6	65	—
946	17	5	46	5	38	3
48	27	22	43	22	42	22

3,246	157	68	514	159	482	96

$1,435,264	$80,834	$24,282	$219,417	$26,142	$179,314	$15,024

$(965)	$(14)	$(6)	$(30)	$(7)	$(37)	$(5)
(235,067)	(2,687)	7	(8,139)	(181)	(8,046)	(224)
(116,017)	5,967	2,633	15,271	2,986	9,093	1,880
1,685	79	25	214	29	187	17
1,785,628	77,489	21,623	212,101	23,315	178,117	13,356

$1,435,264	$80,834	$24,282	$219,417	$26,142	$179,314	$15,024

$8.78	$10.28	$—	$10.26	$—	$9.63	$—
$9.32	$10.91	$—	$10.89	$—	$10.22	$—
$270,794,722	$1,165,939	$—	$2,427,251	$—	$1,748,586	$—
30,837,318	113,461	—	236,481	—	181,649	—
$8.16	$—	$—	$—	$—	$—	$—
$416,552,029	$—	$—	$—	$—	$—	$—
51,025,633	—	—	—	—	—	—
$8.60	$10.29	$—	$10.26	$—	$9.58	$—
$182,656,828	$5,603,193	$—	$14,544,514	$—	$13,458,924	$—
21,239,475	544,389	—	1,417,041	—	1,404,519	—
$8.76	$10.30	$9.68	$10.27	$9.17	$9.59	$8.87
$17,149,959	$18,092,050	$8,892,383	$52,168,053	$9,411,698	$37,440,418	$4,747,948
1,957,424	1,756,464	918,884	5,079,807	1,025,870	3,905,449	535,214
$8.61	$10.29	$9.67	$10.25	$9.17	$9.57	$8.86
$21,823,010	$15,598,788	$5,986,381	$38,896,480	$7,197,448	$35,688,444	$4,909,466
2,535,914	1,515,814	619,266	3,793,824	785,253	3,730,230	554,142
$8.55	$10.27	$9.66	$10.23	$9.15	$9.57	$8.85
$313,813,912	$33,381,733	$9,402,907	$90,786,235	$9,533,085	$71,194,510	$5,367,078
36,684,815	3,250,252	973,384	8,872,077	1,042,413	7,442,756	606,257
$8.77	$10.31	$—	$10.27	$—	$9.59	$—
$212,473,914	$6,991,876	$—	$20,594,582	$—	$19,782,976	$—
24,238,221	678,463	—	2,005,412	—	2,063,635	—

See accompanying notes which are an integral part of the financial statements.

Statements of Assets and Liabilities	43

Russell Investment Company

LifePoints® Funds

Statements of Assets and Liabilities, continued — April 30, 2010 (Unaudited)

Amounts in thousands	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Assets
Investments, at identified cost	$129,330	$7,454	$13,495	$4,457
Investments, at market	138,027	8,519	17,049	5,204
Receivables:
Investments sold	—	—	—	—
Fund shares sold	394	99	196	3
From affiliates	12	7	7	8
Prepaid expenses	11	19	19	18

Total assets	138,444	8,644	17,271	5,233

Liabilities
Payables:
Investments purchased	340	96	194	2
Fund shares redeemed	46	2	2	2
Accrued fees to affiliates	29	2	4	1
Other accrued expenses	36	22	22	22

Total liabilities	451	122	222	27

Net Assets	$137,993	$8,522	$17,049	$5,206

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(27)	$(3)	$(6)	$(3)
Accumulated net realized gain (loss)	(5,463)	(170)	(106)	—
Unrealized appreciation (depreciation) on investments	8,697	1,065	3,554	747
Shares of beneficial interest	143	10	19	5
Additional paid-in capital	134,643	7,620	13,588	4,457

Net Assets	$137,993	$8,522	$17,049	$5,206

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A*	$9.64	$—	$—	$—
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.23	$—	$—	$—
Class A — Net assets	$938,498	$—	$—	$—
Class A — Shares outstanding ($.01 par value)	97,381	—	—	—
Net asset value per share: Class C*	$—	$—	$—	$—
Class C — Net assets	$—	$—	$—	$—
Class C — Shares outstanding ($.01 par value)	—	—	—	—
Net asset value per share: Class E*	$9.64	$—	$—	$—
Class E — Net assets	$15,295,587	$—	$—	$—
Class E — Shares outstanding ($.01 par value)	1,586,551	—	—	—
Net asset value per share: Class R1*	$9.65	$8.87	$8.96	$9.91
Class R1 — Net assets	$24,817,267	$1,966,410	$1,307,379	$263,824
Class R1 — Shares outstanding ($.01 par value)	2,572,140	221,631	145,856	26,632
Net asset value per share: Class R2*	$9.64	$8.86	$8.95	$9.91
Class R2 — Net assets	$28,763,168	$5,027,485	$13,072,368	$3,432,349
Class R2 — Shares outstanding ($.01 par value)	2,985,153	567,321	1,459,944	346,527
Net asset value per share: Class R3*	$9.62	$8.85	$8.95	$9.89
Class R3 — Net assets	$52,206,194	$1,527,726	$2,669,547	$1,509,702
Class R3 — Shares outstanding ($.01 par value)	5,429,644	172,607	298,225	152,663
Net asset value per share: Class S*	$9.65	$—	$—	$—
Class S — Net assets	$15,971,976	$—	$—	$—
Class S — Shares outstanding ($.01 par value)	1,654,990	—	—	—

* Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

44	Statements of Assets and Liabilities

(This page intentionally left blank)

Russell Investment Company

LifePoints® Funds

Statements of Operations — For the Period Ended April 30, 2010 (Unaudited)

Amounts in thousands	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund

Investment Income
Income distributions from Underlying Funds	$10,894	$19,435	$78,729	$47,222

Expenses
Advisory fees	559	1,003	4,318	2,961
Administrative fees	140	251	1,079	740
Custodian fees	14	14	15	15
Distribution fees - Class A	97	239	1,328	970
Distribution fees - Class C	483	892	4,641	2,966
Distribution fees - Class R3	225	344	1,054	776
Transfer agent fees - Class A	70	172	957	699
Transfer agent fees - Class C	116	214	1,114	712
Transfer agent fees - Class E	73	140	477	366
Transfer agent fees - Class R1	8	14	59	24
Transfer agent fees - Class R2	5	6	25	16
Transfer agent fees - Class R3	162	248	759	560
Transfer agent fees - Class S	69	109	495	288
Professional fees	25	31	82	63
Registration fees	56	64	91	79
Shareholder servicing fees - Class C	161	297	1,547	989
Shareholder servicing fees - Class E	102	194	662	509
Shareholder servicing fees - Class R2	7	8	35	23
Shareholder servicing fees - Class R3	225	344	1,054	776
Trustees’ fees	6	11	47	32
Printing fees	16	32	173	160
Miscellaneous	5	9	31	19

Expenses before reductions	2,624	4,636	20,043	13,743
Expense reductions	(539)	(911)	(3,668)	(2,583)

Net expenses	2,085	3,725	16,375	11,160

Net investment income (loss)	8,809	15,710	62,354	36,062

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(2,043)	(12,211)	(101,345)	(118,490)
Net change in unrealized appreciation (depreciation) on investments	32,500	85,791	490,892	432,905

Net realized and unrealized gain (loss)	30,457	73,580	389,547	314,415

Net Increase (Decrease) in Net Assets from Operations	$39,266	$89,290	$451,901	$350,477

See accompanying notes which are an integral part of the financial statements.

46	Statements of Operations

Equity Growth Strategy Fund	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

$20,124	$1,526	$357	$3,718	$345	$2,449

1,394	77	19	198	20	161
348	19	5	50	5	40
15	14	10	13	10	13
329	1	—	2	—	2
1,516	—	—	—	—	—
383	38	9	100	8	78
237	1	—	1	—	2
364	—	—	—	—	—
160	5	—	12	—	11
15	16	7	44	7	32
19	13	4	30	5	27
276	28	7	74	6	57
183	7	—	18	—	16
36	16	15	16	15	15
65	39	18	41	18	41
505	—	—	—	—	—
222	7	—	15	—	14
27	17	6	41	8	37
383	38	9	100	8	78
15	1	—	2	—	2
86	2	—	3	—	3
12	2	2	9	2	11

6,590	341	111	769	112	640
(1,271)	(240)	(87)	(511)	(88)	(431)

5,319	101	24	258	24	209

14,805	1,425	333	3,460	321	2,240

(70,881)	(1,009)	130	(1,230)	30	(3,050)

236,587	6,158	1,335	17,945	1,782	20,740

165,706	5,149	1,465	16,715	1,812	17,690

$180,511	$6,574	$1,798	$20,175	$2,133	$19,930

See accompanying notes which are an integral part of the financial statements.

Statements of Operations	47

Russell Investment Company

LifePoints® Funds

Statements of Operations, continued — For the Period Ended April 30, 2010 (Unaudited)

Amounts in thousands	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Investment Income
Income distributions from Underlying Funds	$169	$1,872	$96	$202	$84

Expenses
Advisory fees	11	124	7	14	5
Administrative fees	3	31	2	4	1
Custodian fees	10	12	10	9	9
Distribution fees - Class A	—	1	—	—	—
Distribution fees - Class C	—	—	—	—	—
Distribution fees - Class R3	5	59	1	2	1
Transfer agent fees - Class A	—	1	—	—	—
Transfer agent fees - Class C	—	—	—	—	—
Transfer agent fees - Class E	—	12	—	—	—
Transfer agent fees - Class R1	3	21	1	1	—
Transfer agent fees - Class R2	3	23	3	10	3
Transfer agent fees - Class R3	4	42	2	2	1
Transfer agent fees - Class S	—	13	—	—	—
Professional fees	15	15	15	15	16
Registration fees	18	39	18	18	18
Shareholder servicing fees - Class C	—	—	—	—	—
Shareholder servicing fees - Class E	—	15	—	—	—
Shareholder servicing fees - Class R2	5	30	5	14	4
Shareholder servicing fees - Class R3	4	59	1	3	2
Trustees’ fees	—	1	—	—	—
Printing fees	—	2	—	—	—
Miscellaneous	2	9	1	2	2

Expenses before reductions	83	509	66	94	62
Expense reductions	(69)	(345)	(59)	(75)	(55)

Net expenses	14	164	7	19	7

Net investment income (loss)	155	1,708	89	183	77

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(9)	(1,950)	(96)	8	26
Net change in unrealized appreciation (depreciation) on investments	1,127	15,332	784	1,539	272

Net realized and unrealized gain (loss)	1,118	13,382	688	1,547	298

Net Increase (Decrease) in Net Assets from Operations	$1,273	$15,090	$777	$1,730	$375

See accompanying notes which are an integral part of the financial statements.

48	Statements of Operations

(This page intentionally left blank)

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets

	Conservative Strategy Fund		Moderate Strategy Fund
Amounts in thousands	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$8,809	$16,842	$15,710	$26,940
Net realized gain (loss)	(2,043)	(10,451)	(12,211)	(29,668)
Net change in unrealized appreciation (depreciation)	32,500	70,123	85,791	148,528

Net increase (decrease) in net assets from operations	39,266	76,514	89,290	145,800

Distributions
From net investment income
Class A	(1,415)	(3,008)	(3,340)	(6,717)
Class C	(1,902)	(3,898)	(3,406)	(6,718)
Class E	(1,440)	(3,177)	(2,697)	(5,872)
Class R1	(158)	(242)	(295)	(292)
Class R2	(90)	(239)	(101)	(418)
Class R3	(3,023)	(6,894)	(4,534)	(9,970)
Class S	(1,423)	(2,691)	(2,245)	(4,278)
From net realized gain
Class A	—	(302)	—	(2,027)
Class C	—	(482)	—	(2,447)
Class E	—	(344)	—	(1,792)
Class R1	—	(17)	—	(39)
Class R2	—	(29)	—	(162)
Class R3	—	(810)	—	(3,296)
Class S	—	(239)	—	(1,128)
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—

Net decrease in net assets from distributions	(9,451)	(22,372)	(16,618)	(45,156)

Share Transactions
Net increase (decrease) in net assets from share transactions	53,327	42,434	10,456	(5,941)

Total Net Increase (Decrease) in Net Assets	83,142	96,576	83,128	94,703

Net Assets
Beginning of period	524,106	427,530	969,694	874,991

End of period	$607,248	$524,106	$1,052,822	$969,694

Undistributed (overdistributed) net investment income included in net assets	$(389)	$253	$(680)	$228

See accompanying notes which are an integral part of the financial statements.

50	Statements of Changes in Net Assets

Balanced Strategy Fund		Growth Strategy Fund		Equity Growth Strategy Fund		2010 Strategy Fund
Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

$62,354	$83,092	$36,062	$34,289	$14,805	$4,987	$1,425	$2,065
(101,345)	(200,416)	(118,490)	(151,140)	(70,881)	(101,898)	(1,009)	(1,278)
490,892	718,457	432,905	505,398	236,587	264,444	6,158	10,465

451,901	601,133	350,477	388,547	180,511	167,533	6,574	11,252

(17,170)	(26,402)	(10,699)	(11,299)	(2,988)	(994)	(21)	(38)
(16,316)	(24,251)	(8,554)	(7,406)	(4,356)	(1,132)	—	—
(8,493)	(13,733)	(5,588)	(5,987)	(2,048)	(745)	(98)	(168)
(1,090)	(1,078)	(393)	(308)	(201)	(39)	(349)	(414)
(430)	(1,142)	(249)	(343)	(239)	(112)	(261)	(427)
(12,787)	(20,935)	(7,909)	(7,909)	(3,407)	(1,027)	(543)	(724)
(9,382)	(14,788)	(4,705)	(5,295)	(2,531)	(938)	(167)	(300)

—	(39,665)	—	(49,173)	—	(18,822)	—	—
—	(48,357)	—	(51,138)	—	(30,122)	—	—
—	(20,642)	—	(26,142)	—	(13,975)	—	—
—	(1,054)	—	(993)	—	(501)	—	—
—	(1,951)	—	(1,662)	—	(2,049)	—	—
—	(34,634)	—	(40,377)	—	(23,124)	—	—
—	(20,335)	—	(19,484)	—	(16,839)	—	—

—	—	—	(1,089)	—	(368)	—	—
—	—	—	(1,116)	—	(475)	—	—
—	—	—	(579)	—	(275)	—	—
—	—	—	(22)	—	(13)	—	—
—	—	—	(37)	—	(41)	—	—
—	—	—	(889)	—	(404)	—	—
—	—	—	(435)	—	(342)	—	—

(65,668)	(268,967)	(38,097)	(231,683)	(15,770)	(112,337)	(1,439)	(2,071)

(24,086)	(167,337)	(72,912)	(51,888)	(75,731)	(31,501)	1,385	23,532

362,147	164,829	239,468	104,976	89,010	23,695	6,520	32,713

4,149,379	3,984,550	2,842,527	2,737,551	1,346,254	1,322,559	74,314	41,601

$4,511,526	$4,149,379	$3,081,995	$2,842,527	$1,435,264	$1,346,254	$80,834	$74,314

$(2,986)	$328	$(2,035)	$—	$(965)	$—	$(14)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	51

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2015 Strategy Fund		2020 Strategy Fund
Amounts in thousands	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$333	$147	$3,460	$3,679
Net realized gain (loss)	130	(109)	(1,230)	(5,054)
Net change in unrealized appreciation (depreciation)	1,335	1,471	17,945	29,446

Net increase (decrease) in net assets from operations	1,798	1,509	20,175	28,071

Distributions
From net investment income
Class A	—	—	(29)	(36)
Class C	—	—	—	—
Class E	—	—	(225)	(249)
Class R1	(138)	(33)	(934)	(803)
Class R2	(82)	(26)	(585)	(800)
Class R3	(127)	(88)	(1,348)	(1,335)
Class S	—	—	(380)	(456)
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—

Net decrease in net assets from distributions	(347)	(147)	(3,501)	(3,679)

Share Transactions
Net increase (decrease) in net assets from share transactions	9,986	10,756	25,281	60,063

Total Net Increase (Decrease) in Net Assets	11,437	12,118	41,955	84,455

Net Assets
Beginning of period	12,845	727	177,462	93,007

End of period	$24,282	$12,845	$219,417	$177,462

Undistributed (overdistributed) net investment income included in net assets	$(6)	$8	$(30)	$11

See accompanying notes which are an integral part of the financial statements.

52	Statements of Changes in Net Assets

2025 Strategy Fund		2030 Strategy Fund		2035 Strategy Fund		2040 Strategy Fund
Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

$321	$79	$2,240	$1,330	$155	$30	$1,708	$964
30	(116)	(3,050)	(1,362)	(9)	(129)	(1,950)	(743)
1,782	1,401	20,740	22,536	1,127	999	15,332	15,670

2,133	1,364	19,930	22,504	1,273	900	15,090	15,891

—	—	(26)	(19)	—	—	(13)	(10)
—	—	—	—	—	—	—	—
—	—	(171)	(113)	—	—	(196)	(74)
(133)	(19)	(562)	(260)	(60)	(9)	(354)	(156)
(97)	(21)	(429)	(332)	(54)	(8)	(348)	(266)
(98)	(40)	(832)	(418)	(46)	(13)	(619)	(314)
—	—	(274)	(185)	—	—	(217)	(142)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

(328)	(80)	(2,294)	(1,327)	(160)	(30)	(1,747)	(962)

12,337	10,092	22,332	45,861	7,369	5,047	21,037	38,295

14,142	11,376	39,968	67,038	8,482	5,917	34,380	53,224

12,000	624	139,346	72,308	6,542	625	103,613	50,389

$26,142	$12,000	$179,314	$139,346	$15,024	$6,542	$137,993	$103,613

$(7)	$—	$(37)	$17	$(5)	$—	$(27)	$12

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	53

Russell Investment Company

LifePoints® Funds

Statements of Changes in Net Assets, continued

	2045 Strategy Fund		2050 Strategy Fund
Amounts in thousands	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009	Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$89	$26	$183	$81
Net realized gain (loss)	(96)	(49)	8	(81)
Net change in unrealized appreciation (depreciation)	784	640	1,539	2,103

Net increase (decrease) in net assets from operations	777	617	1,730	2,103

Distributions
From net investment income
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	(28)	(11)	(13)	(3)
Class R2	(52)	(12)	(151)	(73)
Class R3	(12)	(4)	(25)	(6)
Class S	—	—	—	—
From net realized gain
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	(2)	—
Class R2	—	—	(25)	—
Class R3	—	—	(4)	—
Class S	—	—	—	—
From return of capital
Class A	—	—	—	—
Class C	—	—	—	—
Class E	—	—	—	—
Class R1	—	—	—	—
Class R2	—	—	—	—
Class R3	—	—	—	—
Class S	—	—	—	—

Net decrease in net assets from distributions	(92)	(27)	(220)	(82)

Share Transactions
Net increase (decrease) in net assets from share transactions	2,861	3,584	4,655	8,650

Total Net Increase (Decrease) in Net Assets	3,546	4,174	6,165	10,671

Net Assets
Beginning of period	4,976	802	10,884	213

End of period	$8,522	$4,976	$17,049	$10,884

Undistributed (overdistributed) net investment income included in net assets	$(3)	$—	$(6)	$—

See accompanying notes which are an integral part of the financial statements.

54	Statements of Changes in Net Assets

In Retirement Fund
Period Ended April 30, 2010 (Unaudited)	Fiscal Year Ended October 31, 2009

$77	$93
26	(25)
272	531

375	599

—	—
—	—
—	—
(4)	(5)
(58)	(72)
(18)	(16)
—	—

—	—
—	—
—	—
—	—
—	—
—	—
—	—

—	—
—	—
—	—
—	—
—	—
—	—
—	—

(80)	(93)

1,602	2,551

1,897	3,057

3,309	252

$5,206	$3,309

$(3)	$—

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets	55

Russell Investment Company

LifePoints® Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Conservative Strategy Fund
Class A
April 30, 2010*	9.79	.17	.54	.71	(.18)	—	—
October 31, 2009	8.79	.35	1.11	1.46	(.41)	(.05)	—
October 31, 2008	11.03	.52	(2.16)	(1.64)	(.48)	(.12)	—
October 31, 2007	10.98	.42	.29	.71	(.42)	(.24)	—
October 31, 2006	10.66	.34	.40	.74	(.35)	(.07)	—
October 31, 2005	10.65	.24	.05	.29	(.24)	(.04)	—
Class C
April 30, 2010*	9.75	.13	.54	.67	(.15)	—	—
October 31, 2009	8.75	.28	1.12	1.40	(.35)	(.05)	—
October 31, 2008	10.99	.46	(2.17)	(1.71)	(.41)	(.12)	—
October 31, 2007	10.93	.34	.30	.64	(.34)	(.24)	—
October 31, 2006	10.62	.25	.39	.64	(.26)	(.07)	—
October 31, 2005	10.61	.16	.05	.21	(.16)	(.04)	—
Class E
April 30, 2010*	9.82	.17	.54	.71	(.18)	—	—
October 31, 2009	8.81	.35	1.12	1.47	(.41)	(.05)	—
October 31, 2008	11.06	.55	(2.20)	(1.65)	(.48)	(.12)	—
October 31, 2007	11.00	.42	.30	.72	(.42)	(.24)	—
October 31, 2006	10.68	.30	.43	.73	(.34)	(.07)	—
October 31, 2005	10.66	.24	.06	.30	(.24)	(.04)	—
Class R1
April 30, 2010*	9.85	.17	.55	.72	(.19)	—	—
October 31, 2009	8.83	.36	1.15	1.51	(.44)	(.05)	—
October 31, 2008	11.08	.56	(2.18)	(1.62)	(.51)	(.12)	—
October 31, 2007(13)	10.77	.40	.22	.62	(.31)	—	—
Class R2
April 30, 2010*	9.81	.17	.54	.71	(.18)	—	—
October 31, 2009	8.80	.35	1.12	1.47	(.41)	(.05)	—
October 31, 2008	11.05	.50	(2.14)	(1.64)	(.49)	(.12)	—
October 31, 2007	10.99	.40	.31	.71	(.41)	(.24)	—
October 31, 2006(4)	10.86	.33	.09	.42	(.29)	—	—
Class R3(5)
April 30, 2010*	9.85	.16	.54	.70	(.17)	—	—
October 31, 2009	8.84	.33	1.12	1.45	(.39)	(.05)	—
October 31, 2008	11.09	.52	(2.19)	(1.67)	(.46)	(.12)	—
October 31, 2007	11.03	.39	.30	.69	(.39)	(.24)	—
October 31, 2006	10.71	.31	.40	.71	(.32)	(.07)	—
October 31, 2005	10.69	.21	.06	.27	(.21)	(.04)	—
Class S
April 30, 2010*	9.85	.18	.55	.73	(.19)	—	—
October 31, 2009	8.84	.38	1.11	1.49	(.43)	(.05)	—
October 31, 2008	11.09	.57	(2.19)	(1.62)	(.51)	(.12)	—
October 31, 2007	11.03	.44	.31	.75	(.45)	(.24)	—
October 31, 2006	10.72	.36	.39	.75	(.37)	(.07)	—
October 31, 2005	10.70	.27	.05	.32	(.26)	(.04)	—

See accompanying notes which are an integral part of the financial statements.

56	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.18)	10.32	7.31	84,391.53		.72	1.70	27
(.46)	9.79	17.41	74,240.50		.73	3.93	17
(.60)	8.79	(15.56)	55,163.27		.66	5.05	86
(.66)	11.03	6.76	52,516.25		.65	3.87	79
(.42)	10.98	7.04	46,364.25		.65	3.14	16
(.28)	10.66	2.74	40,225.25		.62	2.26	9

(.15)	10.27	6.91	144,101	1.28	1.47	1.28	27
(.40)	9.75	16.66	116,776	1.25	1.48	3.16	17
(.53)	8.75	(16.24)	88,276	1.02	1.41	4.50	86
(.58)	10.99	6.04	84,747	1.00	1.40	3.10	79
(.33)	10.93	6.16	80,692	1.00	1.40	2.34	16
(.20)	10.62	1.99	88,226	1.00	1.37	1.47	9

(.18)	10.35	7.28	85,963.53		.72	1.68	27
(.46)	9.82	17.48	77,702.50		.73	3.92	17
(.60)	8.81	(15.60)	66,526.27		.66	5.27	86
(.66)	11.06	6.84	83,894.25		.65	3.84	79
(.41)	11.00	6.96	80,224.25		.65	2.90	16
(.28)	10.68	2.81	183,219.25		.62	2.20	9

(.19)	10.38	7.38	10,102.28		.47	1.73	27
(.49)	9.85	17.85	7,662.25		.48	4.02	17
(.63)	8.83	(15.36)	3,026.02		.42	5.44	86
(.31)	11.08	5.72	1,914	—	.40	2.98	79

(.18)	10.34	7.29	5,448.53		.72	1.66	27
(.46)	9.81	17.44	4,571.50		.74	3.97	17
(.61)	8.80	(15.60)	5,701.27		.66	4.84	86
(.65)	11.05	6.75	3,156.25		.65	3.64	79
(.29)	10.99	3.95	1,466.25		.67	2.72	16

(.17)	10.38	7.15	190,259.78		.97	1.56	27
(.44)	9.85	17.13	175,502.75		.98	3.68	17
(.58)	8.84	(15.78)	160,491.52		.91	5.03	86
(.63)	11.09	6.53	194,815.50		.90	3.59	79
(.39)	11.03	6.74	187,837.50		.90	2.85	16
(.25)	10.71	2.55	163,499.50		.87	1.97	9

(.19)	10.39	7.47	86,984.28		.47	1.75	27
(.48)	9.85	17.71	67,653.25		.48	4.18	17
(.63)	8.84	(15.34)	48,347.02		.41	5.48	86
(.69)	11.09	7.10	55,999	—	.40	4.02	79
(.44)	11.03	7.16	46,312	—	.40	3.36	16
(.30)	10.72	3.06	44,293	—	.37	2.46	9

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	57

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Moderate Strategy Fund
Class A
April 30, 2010*	9.55	.16	.73	.89	(.17)	—	—
October 31, 2009	8.53	.28	1.21	1.49	(.36)	(.11)	—
October 31, 2008	12.09	.58	(3.32)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.54	.42	.74	1.16	(.43)	(.18)	—
October 31, 2006	10.81	.29	.81	1.10	(.30)	(.07)	—
October 31, 2005	10.50	.22	.35	.57	(.23)	(.03)	—
Class C
April 30, 2010*	9.50	.13	.72	.85	(.14)	—	—
October 31, 2009	8.49	.22	1.19	1.41	(.29)	(.11)	—
October 31, 2008	12.04	.50	(3.31)	(2.81)	(.45)	(.29)	—
October 31, 2007	11.49	.33	.73	1.06	(.33)	(.18)	—
October 31, 2006	10.77	.21	.80	1.01	(.22)	(.07)	—
October 31, 2005	10.45	.14	.36	.50	(.15)	(.03)	—
Class E
April 30, 2010*	9.55	.16	.73	.89	(.17)	—	—
October 31, 2009	8.54	.28	1.20	1.48	(.36)	(.11)	—
October 31, 2008	12.10	.59	(3.33)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.55	.42	.74	1.16	(.43)	(.18)	—
October 31, 2006	10.82	.29	.81	1.10	(.30)	(.07)	—
October 31, 2005	10.50	.22	.36	.58	(.23)	(.03)	—
Class R1
April 30, 2010*	9.59	.17	.73	.90	(.18)	—	—
October 31, 2009	8.56	.29	1.23	1.52	(.38)	(.11)	—
October 31, 2008	12.14	.56	(3.30)	(2.74)	(.55)	(.29)	—
October 31, 2007	11.58	.33	.87	1.20	(.46)	(.18)	—
October 31, 2006(11)	11.47	.11	.09	.20	(.09)	—	—
Class R2
April 30, 2010*	9.56	.16	.73	.89	(.17)	—	—
October 31, 2009	8.53	.29	1.20	1.49	(.35)	(.11)	—
October 31, 2008	12.09	.45	(3.19)	(2.74)	(.53)	(.29)	—
October 31, 2007	11.54	.39	.76	1.15	(.42)	(.18)	—
October 31, 2006(4)	11.25	.25	.27	.52	(.23)	—	—
Class R3(5)
April 30, 2010*	9.59	.15	.73	.88	(.16)	—	—
October 31, 2009	8.56	.26	1.21	1.47	(.33)	(.11)	—
October 31, 2008	12.13	.56	(3.34)	(2.78)	(.50)	(.29)	—
October 31, 2007	11.58	.39	.73	1.12	(.39)	(.18)	—
October 31, 2006	10.84	.27	.81	1.08	(.27)	(.07)	—
October 31, 2005	10.52	.20	.35	.55	(.20)	(.03)	—
Class S
April 30, 2010*	9.58	.18	.73	.91	(.18)	—	—
October 31, 2009	8.56	.30	1.21	1.51	(.38)	(.11)	—
October 31, 2008	12.13	.61	(3.34)	(2.73)	(.55)	(.29)	—
October 31, 2007	11.58	.45	.74	1.19	(.46)	(.18)	—
October 31, 2006	10.84	.32	.82	1.14	(.33)	(.07)	—
October 31, 2005	10.52	.25	.35	.60	(.25)	(.03)	—

See accompanying notes which are an integral part of the financial statements.

58	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.17)	10.27	9.42	203,075.53		.71	1.66	28
(.47)	9.55	18.43	182,901.51		.72	3.34	17
(.82)	8.53	(24.05)	162,970.27		.64	5.36	86
(.61)	12.09	10.36	211,856.25		.63	3.56	78
(.37)	11.54	10.34	165,654.25		.63	2.63	6
(.26)	10.81	5.44	121,343.25		.61	2.03	5

(.14)	10.21	9.03	255,579	1.28	1.46	1.27	28
(.40)	9.50	17.54	221,669	1.26	1.46	2.59	17
(.74)	8.49	(24.67)	196,167	1.02	1.39	4.65	86
(.51)	12.04	9.52	262,501	1.00	1.38	2.86	78
(.29)	11.49	9.51	252,478	1.00	1.38	1.88	6
(.18)	10.77	4.78	183,445	1.00	1.36	1.31	5

(.17)	10.27	9.42	162,856.53		.71	1.65	28
(.47)	9.55	18.28	150,712.51		.72	3.36	17
(.82)	8.54	(24.03)	144,684.27		.64	5.46	86
(.61)	12.10	10.34	208,296.25		.63	3.60	78
(.37)	11.55	10.32	181,883.25		.63	2.64	6
(.26)	10.82	5.52	164,151.25		.61	2.07	5

(.18)	10.31	9.49	18,191.28		.46	1.73	28
(.49)	9.59	18.79	14,348.26		.46	3.28	17
(.84)	8.56	(23.92)	3,047.02		.40	5.29	86
(.64)	12.14	10.70	2,104	—	.38	2.74	78
(.09)	11.58	.96	215	—	.20	.89	6

(.17)	10.28	9.41	6,515.53		.71	1.62	28
(.46)	9.56	18.42	5,738.51		.72	3.51	17
(.82)	8.53	(24.03)	12,817.27		.65	4.26	86
(.60)	12.09	10.28	4,068.25		.63	3.26	78
(.23)	11.54	4.68	1,654.25		.64	2.01	6

(.16)	10.31	9.26	282,469.78		.96	1.55	28
(.44)	9.59	18.19	276,878.76		.97	3.09	17
(.79)	8.56	(24.27)	265,507.52		.89	5.22	86
(.57)	12.13	10.02	394,039.50		.88	3.36	78
(.34)	11.58	10.13	364,759.50		.88	2.39	6
(.23)	10.84	5.25	309,824.50		.86	1.81	5

(.18)	10.31	9.60	124,137.28		.46	1.80	28
(.49)	9.58	18.65	117,448.26		.47	3.54	17
(.84)	8.56	(23.85)	89,799.02		.39	5.67	86
(.64)	12.13	10.61	158,313	—	.38	3.86	78
(.40)	11.58	10.67	126,487	—	.38	2.89	6
(.28)	10.84	5.76	113,097	—	.36	2.33	5

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	59

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Balanced Strategy Fund
Class A
April 30, 2010*	9.12	.15	.86	1.01	(.15)	—	—
October 31, 2009	8.35	.20	1.17	1.37	(.24)	(.36)	—
October 31, 2008	13.10	.57	(4.37)	(3.80)	(.55)	(.40)	—
October 31, 2007	12.18	.40	1.18	1.58	(.42)	(.24)	—
October 31, 2006	10.99	.25	1.27	1.52	(.26)	(.07)	—
October 31, 2005	10.33	.20	.71	.91	(.22)	(.03)	—
Class C
April 30, 2010*	9.07	.11	.86	.97	(.13)	—	—
October 31, 2009	8.31	.14	1.16	1.30	(.18)	(.36)	—
October 31, 2008	13.03	.48	(4.34)	(3.86)	(.46)	(.40)	—
October 31, 2007	12.12	.30	1.18	1.48	(.33)	(.24)	—
October 31, 2006	10.93	.17	1.27	1.44	(.18)	(.07)	—
October 31, 2005	10.29	.13	.69	.82	(.15)	(.03)	—
Class E
April 30, 2010*	9.15	.15	.85	1.00	(.15)	—	—
October 31, 2009	8.37	.20	1.18	1.38	(.24)	(.36)	—
October 31, 2008	13.12	.58	(4.38)	(3.80)	(.55)	(.40)	—
October 31, 2007	12.20	.41	1.17	1.58	(.42)	(.24)	—
October 31, 2006	11.00	.26	1.27	1.53	(.26)	(.07)	—
October 31, 2005	10.35	.22	.68	.90	(.22)	(.03)	—
Class R1
April 30, 2010*	9.19	.16	.87	1.03	(.16)	—	—
October 31, 2009	8.41	.21	1.19	1.40	(.26)	(.36)	—
October 31, 2008	13.18	.56	(4.35)	(3.79)	(.58)	(.40)	—
October 31, 2007	12.26	.30	1.32	1.62	(.46)	(.24)	—
October 31, 2006(8)	11.62	.10	.73	.83	(.19)	—	—
Class R2
April 30, 2010*	9.14	.14	.87	1.01	(.15)	—	—
October 31, 2009	8.36	.20	1.18	1.38	(.24)	(.36)	—
October 31, 2008	13.12	.44	(4.25)	(3.81)	(.55)	(.40)	—
October 31, 2007	12.19	.40	1.19	1.59	(.42)	(.24)	—
October 31, 2006(6)	11.76	.12	.49	.61	(.18)	—	—
Class R3(5)
April 30, 2010*	9.15	.14	.85	.99	(.14)	—	—
October 31, 2009	8.38	.18	1.17	1.35	(.22)	(.36)	—
October 31, 2008	13.12	.56	(4.38)	(3.82)	(.52)	(.40)	—
October 31, 2007	12.20	.38	1.17	1.55	(.39)	(.24)	—
October 31, 2006	11.01	.23	1.26	1.49	(.23)	(.07)	—
October 31, 2005	10.35	.19	.70	.89	(.20)	(.03)	—
Class S
April 30, 2010*	9.19	.16	.87	1.03	(.16)	—	—
October 31, 2009	8.41	.22	1.18	1.40	(.26)	(.36)	—
October 31, 2008	13.18	.60	(4.39)	(3.79)	(.58)	(.40)	—
October 31, 2007	12.26	.45	1.17	1.62	(.46)	(.24)	—
October 31, 2006	11.05	.29	1.28	1.57	(.29)	(.07)	—
October 31, 2005	10.39	.25	.69	.94	(.25)	(.03)	—

See accompanying notes which are an integral part of the financial statements.

60	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.15)	9.98	11.20	1,102,794.53		.70	1.55	1
(.60)	9.12	18.02	1,018,019.52		.70	2.45	11
(.95)	8.35	(30.88)	964,226.27		.67	5.12	18
(.66)	13.10	13.49	1,352,284.25		.67	3.21	34
(.33)	12.18	14.03	996,628.25		.67	2.15	3
(.25)	10.99	8.91	593,609.25		.62	1.88	1

(.13)	9.91	10.71	1,295,782	1.28	1.45	1.17	1
(.54)	9.07	17.14	1,188,328	1.27	1.45	1.71	11
(.86)	8.31	(31.37)	1,166,957	1.02	1.42	4.35	18
(.57)	13.03	12.60	1,770,369	1.00	1.42	2.44	34
(.25)	12.12	13.29	1,328,971	1.00	1.42	1.43	3
(.18)	10.93	7.96	964,203	1.00	1.37	1.22	1

(.15)	10.00	11.06	555,628.53		.70	1.54	1
(.60)	9.15	18.09	501,582.52		.70	2.46	11
(.95)	8.37	(30.84)	489,750.27		.67	5.18	18
(.66)	13.12	13.47	760,312.25		.67	3.26	34
(.33)	12.20	14.09	615,865.25		.67	2.23	3
(.25)	11.00	8.77	506,587.25		.62	2.03	1

(.16)	10.06	11.34	74,036.28		.45	1.60	1
(.62)	9.19	18.31	57,963.27		.45	2.55	11
(.98)	8.41	(30.66)	24,105.02		.42	5.06	18
(.70)	13.18	13.69	27,053	—	.42	2.42	34
(.19)	12.26	6.60	4,295	—	.43	.80	3

(.15)	10.00	11.17	29,569.53		.70	1.49	1
(.60)	9.14	18.04	28,403.52		.70	2.54	11
(.95)	8.36	(30.89)	42,341.27		.68	4.00	18
(.66)	13.12	13.48	22,546.25		.67	3.21	34
(.18)	12.19	5.26	15,035.25		.68	1.14	3

(.14)	10.00	10.94	871,789.78		.95	1.43	1
(.58)	9.15	17.67	827,996.77		.95	2.21	11
(.92)	8.38	(30.95)	812,715.52		.92	4.97	18
(.63)	13.12	13.16	1,307,641.50		.92	3.04	34
(.30)	12.20	13.72	1,129,000.50		.92	1.97	3
(.23)	11.01	8.61	892,607.50		.87	1.75	1

(.16)	10.06	11.34	581,928.28		.45	1.67	1
(.62)	9.19	18.28	527,088.27		.45	2.70	11
(.98)	8.41	(30.66)	484,456.02		.42	5.33	18
(.70)	13.18	13.69	746,007	—	.42	3.59	34
(.36)	12.26	14.40	690,959	—	.42	2.46	3
(.28)	11.05	9.10	518,148	—	.37	2.28	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	61

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Growth Strategy Fund
Class A
April 30, 2010*	8.43	.12	.94	1.06	(.12)	—	—
October 31, 2009	7.97	.12	1.04	1.16	(.12)	(.57)	(.01)
October 31, 2008	13.76	.52	(5.29)	(4.77)	(.55)	(.47)	—
October 31, 2007	12.47	.34	1.61	1.95	(.37)	(.29)	—
October 31, 2006	10.90	.17	1.65	1.82	(.19)	(.06)	—
October 31, 2005	9.95	.15	.98	1.13	(.18)	—	—
Class C
April 30, 2010*	8.36	.08	.94	1.02	(.10)	—	—
October 31, 2009	7.92	.06	1.04	1.10	(.08)	(.57)	(.01)
October 31, 2008	13.67	.44	(5.26)	(4.82)	(.46)	(.47)	—
October 31, 2007	12.39	.25	1.59	1.84	(.27)	(.29)	—
October 31, 2006	10.84	.09	1.62	1.71	(.10)	(.06)	—
October 31, 2005	9.89	.09	.96	1.05	(.10)	—	—
Class E
April 30, 2010*	8.44	.12	.95	1.07	(.12)	—	—
October 31, 2009	7.98	.12	1.04	1.16	(.12)	(.57)	(.01)
October 31, 2008	13.78	.54	(5.32)	(4.78)	(.55)	(.47)	—
October 31, 2007	12.49	.36	1.59	1.95	(.37)	(.29)	—
October 31, 2006	10.91	.19	1.64	1.83	(.19)	(.06)	—
October 31, 2005	9.96	.17	.96	1.13	(.18)	—	—
Class R1
April 30, 2010*	8.49	.13	.95	1.08	(.13)	—	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)	(.01)
October 31, 2008	13.85	.50	(5.28)	(4.78)	(.58)	(.47)	—
October 31, 2007	12.55	.21	1.79	2.00	(.41)	(.29)	—
October 31, 2006(7)	11.76	.08	.84	.92	(.13)	—	—
Class R2
April 30, 2010*	8.45	.12	.94	1.06	(.12)	—	—
October 31, 2009	7.98	.12	1.05	1.17	(.12)	(.57)	(.01)
October 31, 2008	13.79	.40	(5.19)	(4.79)	(.55)	(.47)	—
October 31, 2007	12.48	.34	1.62	1.96	(.36)	(.29)	—
October 31, 2006(4)	11.86	.09	.64	.73	(.11)	—	—
Class R3(5)
April 30, 2010*	8.46	.11	.95	1.06	(.11)	—	—
October 31, 2009	8.00	.10	1.05	1.15	(.11)	(.57)	(.01)
October 31, 2008	13.81	.52	(5.34)	(4.82)	(.52)	(.47)	—
October 31, 2007	12.51	.33	1.60	1.93	(.34)	(.29)	—
October 31, 2006	10.93	.15	1.65	1.80	(.16)	(.06)	—
October 31, 2005	9.97	.14	.97	1.11	(.15)	—	—
Class S
April 30, 2010*	8.49	.13	.95	1.08	(.13)	—	—
October 31, 2009	8.02	.13	1.06	1.19	(.14)	(.57)	(.01)
October 31, 2008	13.85	.58	(5.36)	(4.78)	(.58)	(.47)	—
October 31, 2007	12.55	.40	1.60	2.00	(.41)	(.29)	—
October 31, 2006	10.97	.22	1.64	1.86	(.22)	(.06)	—
October 31, 2005	10.00	.20	.98	1.18	(.21)	—	—

See accompanying notes which are an integral part of the financial statements.

62	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.12)	9.37	12.68	809,164.53		.70	1.32	9
(.70)	8.43	16.83	745,197.52		.70	1.57	9
(1.02)	7.97	(36.98)	728,441.28		.69	4.66	12
(.66)	13.76	16.26	1,055,684.25		.68	2.62	16
(.25)	12.47	16.87	680,892.25		.67	1.49	2
(.18)	10.90	11.44	365,024.25		.64	1.43	1

(.10)	9.28	12.21	819,239	1.28	1.45	.95	9
(.66)	8.36	15.94	762,423	1.27	1.45	.82	9
(.93)	7.92	(37.44)	742,998	1.02	1.44	3.91	12
(.56)	13.67	15.39	1,176,448	1.00	1.43	1.93	16
(.16)	12.39	15.95	856,552	1.00	1.42	.77	2
(.10)	10.84	10.70	572,129	1.00	1.39	.82	1

(.12)	9.39	12.78	425,724.53		.70	1.31	9
(.70)	8.44	16.80	388,051.52		.70	1.57	9
(1.02)	7.98	(37.01)	372,580.27		.69	4.80	12
(.66)	13.78	16.23	632,163.25		.68	2.81	16
(.25)	12.49	16.93	503,741.25		.67	1.58	2
(.18)	10.91	11.40	394,842.25		.64	1.63	1

(.13)	9.44	12.82	27,694.28		.45	1.43	9
(.72)	8.49	17.13	25,180.27		.45	1.72	9
(1.05)	8.02	(36.86)	14,138.03		.44	4.46	12
(.70)	13.85	16.53	15,576	—	.43	1.62	16
(.13)	12.55	7.41	1,857	—	.43	.62	2

(.12)	9.39	12.65	20,143.53		.70	1.29	9
(.70)	8.45	16.90	16,477.52		.70	1.64	9
(1.02)	7.98	(37.04)	21,959.28		.69	3.62	12
(.65)	13.79	16.30	16,800.25		.68	2.61	16
(.11)	12.48	6.23	10,647.25		.68	.71	2

(.11)	9.41	12.64	642,776.78		.95	1.20	9
(.69)	8.46	16.48	601,602.77		.95	1.32	9
(.99)	8.00	(37.17)	577,865.52		.94	4.57	12
(.63)	13.81	15.97	992,589.50		.93	2.55	16
(.22)	12.51	16.62	822,822.50		.92	1.32	2
(.15)	10.93	11.22	616,939.50		.89	1.35	1

(.13)	9.44	12.82	337,255.28		.45	1.44	9
(.72)	8.49	17.12	303,597.27		.45	1.81	9
(1.05)	8.02	(36.86)	279,570.02		.44	5.08	12
(.70)	13.85	16.53	500,465	—	.43	3.08	16
(.28)	12.55	17.12	420,671	—	.42	1.83	2
(.21)	10.97	11.83	308,795	—	.39	1.88	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	63

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
Equity Growth Strategy Fund
Class A
April 30, 2010*	7.80	.10	.97	1.07	(.09)	—	—
October 31, 2009	7.46	.04	.93	.97	(.03)	(.59)	(.01)
October 31, 2008	14.27	.53	(6.27)	(5.74)	(.54)	(.53)	—
October 31, 2007	12.55	.28	2.08	2.36	(.32)	(.32)	—
October 31, 2006	10.63	.10	2.00	2.10	(.10)	(.08)	—
October 31, 2005	9.42	.10	1.22	1.32	(.11)	—	—
Class C
April 30, 2010*	7.27	.06	.91	.97	(.08)	—	—
October 31, 2009	7.03	(.01)	.87	.86	(.02)	(.59)	(.01)
October 31, 2008	13.54	.38	(5.88)	(5.50)	(.48)	(.53)	—
October 31, 2007	12.00	.17	1.97	2.14	(.28)	(.32)	—
October 31, 2006	10.20	.01	1.93	1.94	(.06)	(.08)	—
October 31, 2005	9.07	.03	1.17	1.20	(.07)	—	—
Class E
April 30, 2010*	7.64	.09	.97	1.06	(.10)	—	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)	(.01)
October 31, 2008	14.02	.51	(6.14)	(5.63)	(.54)	(.53)	—
October 31, 2007	12.35	.32	1.99	2.31	(.32)	(.32)	—
October 31, 2006	10.46	.11	1.96	2.07	(.10)	(.08)	—
October 31, 2005	9.27	.11	1.19	1.30	(.11)	—	—
Class R1
April 30, 2010*	7.78	.11	.97	1.08	(.10)	—	—
October 31, 2009	7.43	.05	.94	.99	(.04)	(.59)	(.01)
October 31, 2008	14.23	.54	(6.24)	(5.70)	(.57)	(.53)	—
October 31, 2007	12.51	.15	2.22	2.37	(.33)	(.32)	—
October 31, 2006(7)	11.57	.04	.95	.99	(.05)	—	—
Class R2
April 30, 2010*	7.64	.09	.98	1.07	(.10)	—	—
October 31, 2009	7.32	.04	.91	.95	(.03)	(.59)	(.01)
October 31, 2008	14.03	.39	(6.03)	(5.64)	(.54)	(.53)	—
October 31, 2007	12.35	.31	1.99	2.30	(.30)	(.32)	—
October 31, 2006(4)	11.60	.03	.76	.79	(.04)	—	—
Class R3(5)
April 30, 2010*	7.60	.09	.95	1.04	(.09)	—	—
October 31, 2009	7.30	.03	.90	.93	(.03)	(.59)	(.01)
October 31, 2008	13.98	.49	(6.12)	(5.63)	(.52)	(.53)	—
October 31, 2007	12.33	.27	2.00	2.27	(.30)	(.32)	—
October 31, 2006	10.46	.08	1.95	2.03	(.08)	(.08)	—
October 31, 2005	9.27	.09	1.19	1.28	(.09)	—	—
Class S
April 30, 2010*	7.78	.11	.98	1.09	(.10)	—	—
October 31, 2009	7.43	.06	.93	.99	(.04)	(.59)	(.01)
October 31, 2008	14.23	.52	(6.22)	(5.70)	(.57)	(.53)	—
October 31, 2007	12.51	.35	2.02	2.37	(.33)	(.32)	—
October 31, 2006	10.59	.14	1.99	2.13	(.13)	(.08)	—
October 31, 2005	9.37	.15	1.20	1.35	(.13)	—	—

See accompanying notes which are an integral part of the financial statements.

64	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.09)	8.78	13.85	270,794.53		.71	1.16	8
(.63)	7.80	15.35	252,855.52		.71	.64	5
(1.07)	7.46	(42.93)	238,694.27		.70	4.71	9
(.64)	14.27	19.54	391,792.25		.68	2.12	18
(.18)	12.55	19.99	211,813.25		.68	.85	3
(.11)	10.63	14.09	94,182.25		.66	.95	3

(.08)	8.16	13.45	416,552	1.28	1.46	.80	8
(.62)	7.27	14.58	386,145	1.27	1.46	(.12)	5
(1.01)	7.03	(43.44)	372,623	1.02	1.45	3.55	9
(.60)	13.54	18.51	654,858	1.00	1.43	1.39	18
(.14)	12.00	19.16	438,483	1.00	1.43	.07	3
(.07)	10.20	13.29	284,152	1.00	1.41	.31	3

(.10)	8.60	13.88	182,657.53		.71	1.15	8
(.63)	7.64	15.38	178,858.52		.71	.64	5
(1.07)	7.32	(42.95)	172,463.27		.70	4.63	9
(.64)	14.02	19.44	317,412.25		.68	2.45	18
(.18)	12.35	20.02	241,818.25		.68	.99	3
(.11)	10.46	14.08	192,258.25		.66	1.13	3

(.10)	8.76	14.00	17,150.28		.46	1.29	8
(.64)	7.78	15.71	15,197.27		.46	.79	5
(1.10)	7.43	(42.83)	6,152.02		.45	5.00	9
(.65)	14.23	19.74	10,544	—	.43	1.18	18
(.05)	12.51	8.32	1,391	—	.44	.28	3

(.10)	8.61	14.01	21,823.53		.71	1.13	8
(.63)	7.64	15.37	23,023.52		.71	.65	5
(1.07)	7.32	(42.99)	23,180.27		.71	3.56	9
(.62)	14.03	19.40	25,130.25		.68	2.42	18
(.04)	12.35	6.82	19,094.25		.69	.26	3

(.09)	8.55	13.75	313,814.78		.96	1.06	8
(.63)	7.60	15.02	296,569.77		.96	.39	5
(1.05)	7.30	(43.12)	287,938.52		.95	4.46	9
(.62)	13.98	19.16	553,383.50		.93	2.12	18
(.16)	12.33	19.61	432,147.50		.93	.68	3
(.09)	10.46	13.88	308,388.50		.91	.85	3

(.10)	8.77	14.13	212,474.28		.46	1.29	8
(.64)	7.78	15.69	193,608.27		.46	.93	5
(1.10)	7.43	(42.87)	221,509.02		.45	4.65	9
(.65)	14.23	19.74	319,798	—	.43	2.63	18
(.21)	12.51	20.34	228,432	—	.43	1.17	3
(.13)	10.59	14.47	133,943	—	.41	1.42	3

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	65

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2010 Strategy Fund
Class A
April 30, 2010*	9.61	.18	.67	.85	(.18)	—	—
October 31, 2009	8.43	.32	1.17	1.49	(.31)	—	—
October 31, 2008	11.45	.51	(2.96)	(2.45)	(.47)	(.08)	(.02)
October 31, 2007	10.88	.40	.68	1.08	(.38)	(.13)	—
October 31, 2006	10.06	.27	.83	1.10	(.28)	—	—
October 31, 2005(2)	10.21	.04	(.11)	(.07)	(.08)	—	—
Class E
April 30, 2010*	9.63	.18	.66	.84	(.18)	—	—
October 31, 2009	8.44	.33	1.17	1.50	(.31)	—	—
October 31, 2008	11.46	.46	(2.90)	(2.44)	(.48)	(.08)	(.02)
October 31, 2007	10.90	.35	.72	1.07	(.38)	(.13)	—
October 31, 2006	10.07	.27	.83	1.10	(.27)	—	—
October 31, 2005(1)	10.00	.12	.07	.19	(.12)	—	—
Class R1
April 30, 2010*	9.63	.20	.67	.87	(.20)	—	—
October 31, 2009	8.45	.34	1.17	1.51	(.33)	—	—
October 31, 2008	11.47	.48	(2.90)	(2.42)	(.50)	(.08)	(.02)
October 31, 2007	10.90	.35	.76	1.11	(.41)	(.13)	—
October 31, 2006(9)	10.45	.13	.53	.66	(.21)	—	—
Class R2
April 30, 2010*	9.63	.18	.67	.85	(.19)	—	—
October 31, 2009	8.44	.32	1.18	1.50	(.31)	—	—
October 31, 2008	11.46	.30	(2.74)	(2.44)	(.48)	(.08)	(.02)
October 31, 2007(12)	10.91	.31	.76	1.07	(.39)	(.13)	—
Class R3 (5)
April 30, 2010*	9.61	.17	.66	.83	(.17)	—	—
October 31, 2009	8.44	.29	1.17	1.46	(.29)	—	—
October 31, 2008	11.45	.50	(2.96)	(2.46)	(.46)	(.08)	(.01)
October 31, 2007	10.89	.31	.74	1.05	(.36)	(.13)	—
October 31, 2006	10.07	.23	.84	1.07	(.25)	—	—
October 31, 2005(1)	10.00	.10	.08	.18	(.11)	—	—
Class S
April 30, 2010*	9.64	.21	.65	.86	(.19)	—	—
October 31, 2009	8.45	.34	1.18	1.52	(.33)	—	—
October 31, 2008	11.47	.39	(2.81)	(2.42)	(.50)	(.08)	(.02)
October 31, 2007	10.91	.45	.65	1.10	(.41)	(.13)	—
October 31, 2006	10.08	.29	.84	1.13	(.30)	—	—
October 31, 2005(1)	10.00	.15	.07	.22	(.14)	—	—

See accompanying notes which are an integral part of the financial statements.

66	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.18)	10.28	8.96	1,166.25		.86	1.82	37
(.31)	9.61	18.21	1,175.25		.95	3.76	18
(.57)	8.43	(22.28)	1,028.25		.93	4.85	108
(.51)	11.45	10.22	1,957.25		1.36	3.61	93
(.28)	10.88	11.02	1,723.25		3.41	2.53	71
(.08)	10.06	(1.01)	990.25		4.84	.37	1

(.18)	10.29	8.83	5,603.25		.86	1.82	37
(.31)	9.63	18.31	5,267.25		.95	3.79	18
(.58)	8.44	(22.24)	5,375.25		.93	4.46	108
(.51)	11.46	10.12	4,797.25		1.36	3.14	93
(.27)	10.90	11.08	1,485.25		2.90	2.54	71
(.12)	10.07	1.96	1,020.25		5.32	1.25	1

(.20)	10.30	9.07	18,092	—	.62	1.97	37
(.33)	9.63	18.45	17,176	—	.68	3.84	18
(.60)	8.45	(22.02)	6,866	—	.68	4.64	108
(.54)	11.47	10.49	5,138	—	1.11	3.27	93
(.21)	10.90	5.69	150	—	3.35	1.11	71

(.19)	10.29	8.85	15,599.25		.87	1.80	37
(.31)	9.63	18.31	11,592.25		.95	3.74	18
(.58)	8.44	(22.21)	6,670.25		.92	2.92	108
(.52)	11.46	10.10	691.25		1.36	2.62	93

(.17)	10.27	8.76	33,382.50		1.11	1.69	37
(.29)	9.61	17.83	29,900.50		1.18	3.35	18
(.55)	8.44	(22.37)	14,347.50		1.18	4.86	108
(.49)	11.45	9.91	17,600.50		1.61	2.78	93
(.25)	10.89	10.73	4,028.50		3.15	2.27	71
(.11)	10.07	1.79	1,768.50		5.56	1.06	1

(.19)	10.31	9.04	6,992	—	.62	2.08	37
(.33)	9.64	18.58	9,204	—	.70	3.99	18
(.60)	8.45	(22.02)	7,315	—	.67	3.75	108
(.54)	11.47	10.38	2,575	—	1.11	3.93	93
(.30)	10.91	11.35	1,360	—	2.69	2.73	71
(.14)	10.08	2.25	1,023	—	5.07	1.45	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	67

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2015 Strategy Fund
Class R1
April 30, 2010*	8.96	.17	.73	.90	(.18)	—	—
October 31, 2009	7.80	.24	1.16	1.40	(.24)	—	—
October 31, 2008(14)	10.00	.18	(2.20)	(2.02)	(.16)	—	(.02)
Class R2
April 30, 2010*	8.96	.16	.72	.88	(.17)	—	—
October 31, 2009	7.80	.24	1.14	1.38	(.22)	—	—
October 31, 2008(14)	10.00	.16	(2.19)	(2.03)	(.15)	—	(.02)
Class R3
April 30, 2010*	8.95	.15	.72	.87	(.16)	—	—
October 31, 2009	7.80	.22	1.14	1.36	(.21)	—	—
October 31, 2008 (14)	10.00	.14	(2.19)	(2.05)	(.13)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

68	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.18)	9.68	10.10	8,893	—	.89	1.80	42
(.24)	8.96	18.57	4,382	—	1.86	2.80	14
(.18)	7.80	(20.60)	153	—	13.08	1.85	13

(.17)	9.67	9.90	5,986.25		1.14	1.70	42
(.22)	8.96	18.31	2,003.25		2.52	2.92	14
(.17)	7.80	(20.68)	274.25		10.64	1.75	13

(.16)	9.66	9.80	9,403.50		1.39	1.58	42
(.21)	8.95	17.97	6,460.50		2.56	2.72	14
(.15)	7.80	(20.81)	300.50		10.45	1.56	13

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	69

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2020 Strategy Fund
Class A
April 30, 2010*	9.42	.16	.85	1.01	(.17)	—	—
October 31, 2009	8.20	.24	1.21	1.45	(.23)	—	—
October 31, 2008	12.42	.50	(4.07)	(3.57)	(.48)	(.14)	(.03)
October 31, 2007	11.24	.34	1.19	1.53	(.32)	(.03)	—
October 31, 2006	10.14	.23	1.11	1.34	(.24)	—	—
October 31, 2005(2)	10.29	.03	(.11)	(.08)	(.07)	—	—
Class E
April 30, 2010*	9.42	.17	.84	1.01	(.17)	—	—
October 31, 2009	8.19	.24	1.22	1.46	(.23)	—	—
October 31, 2008	12.42	.48	(4.06)	(3.58)	(.48)	(.14)	(.03)
October 31, 2007	11.25	.29	1.23	1.52	(.32)	(.03)	—
October 31, 2006	10.14	.22	1.13	1.35	(.24)	—	—
October 31, 2005(1)	10.00	.11	.14	.25	(.11)	—	—
Class R1
April 30, 2010*	9.43	.19	.83	1.02	(.18)	—	—
October 31, 2009	8.20	.25	1.23	1.48	(.25)	—	—
October 31, 2008	12.42	.49	(4.03)	(3.54)	(.51)	(.14)	(.03)
October 31, 2007	11.25	.24	1.31	1.55	(.35)	(.03)	—
October 31, 2006(9)	10.62	.09	.70	.79	(.16)	—	—
Class R2
April 30, 2010*	9.41	.17	.84	1.01	(.17)	—	—
October 31, 2009	8.18	.24	1.22	1.46	(.23)	—	—
October 31, 2008	12.41	.27	(3.84)	(3.57)	(.49)	(.14)	(.03)
October 31, 2007	11.24	.27	1.25	1.52	(.32)	(.03)	—
October 31, 2006(10)	10.82	.02	.50	.52	(.10)	—	—
Class R3(5)
April 30, 2010*	9.40	.16	.83	.99	(.16)	—	—
October 31, 2009	8.17	.21	1.23	1.44	(.21)	—	—
October 31, 2008	12.39	.51	(4.10)	(3.59)	(.47)	(.14)	(.02)
October 31, 2007	11.23	.28	1.21	1.49	(.30)	(.03)	—
October 31, 2006	10.13	.18	1.14	1.32	(.22)	—	—
October 31, 2005(1)	10.00	.08	.14	.22	(.09)	—	—
Class S
April 30, 2010*	9.42	.19	.84	1.03	(.18)	—	—
October 31, 2009	8.19	.25	1.23	1.48	(.25)	—	—
October 31, 2008	12.42	.45	(4.00)	(3.55)	(.51)	(.14)	(.03)
October 31, 2007	11.24	.42	1.14	1.56	(.35)	(.03)	—
October 31, 2006	10.14	.22	1.14	1.36	(.26)	—	—
October 31, 2005(1)	10.00	.13	.14	.27	(.13)	—	—

See accompanying notes which are an integral part of the financial statements.

70	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.17)	10.26	10.84	2,427.25		.76	1.65	24
(.23)	9.42	18.10	1,484.25		.82	2.91	15
(.65)	8.20	(29.99)	1,391.25		.74	4.63	103
(.35)	12.42	13.83	2,016.25		.86	2.93	44
(.24)	11.24	13.33	2,165.25		2.38	2.12	47
(.07)	10.14	(1.02)	990.25		4.74	.30	7

(.17)	10.26	10.83	14,545.25		.76	1.71	24
(.23)	9.42	18.26	11,769.25		.82	2.83	15
(.65)	8.19	(30.07)	7,207.25		.74	4.46	103
(.35)	12.42	13.79	9,498.25		.86	2.44	44
(.24)	11.25	13.42	2,118.25		1.95	2.12	47
(.11)	10.14	2.52	1,025.25		5.13	1.11	7

(.18)	10.27	11.06	52,168	—	.51	1.90	24
(.25)	9.43	18.38	44,337	—	.56	3.00	15
(.68)	8.20	(29.80)	17,283	—	.49	4.53	103
(.38)	12.42	14.05	19,194	—	.61	2.02	44
(.16)	11.25	6.98	702	—	1.77	.80	47

(.17)	10.25	10.86	38,896.25		.76	1.70	24
(.23)	9.41	18.26	26,236.25		.82	2.94	15
(.66)	8.18	(30.07)	18,247.25		.74	2.58	103
(.35)	12.41	13.81	4,135.25		.86	2.20	44
(.10)	11.24	4.34	641.25		1.62	.27	47

(.16)	10.23	10.65	90,786.50		1.01	1.60	24
(.21)	9.40	18.05	74,142.50		1.06	2.52	15
(.63)	8.17	(30.24)	35,919.50		.99	4.80	103
(.33)	12.39	13.50	44,038.50		1.11	2.33	44
(.22)	11.23	13.14	9,355.50		2.12	1.70	47
(.09)	10.13	2.23	1,545.50		5.38	.89	7

(.18)	10.27	11.04	20,595	—	.51	1.91	24
(.25)	9.42	18.53	19,494	—	.57	3.06	15
(.68)	8.19	(29.88)	12,960	—	.49	4.26	103
(.38)	12.42	14.16	10,021	—	.61	3.49	44
(.26)	11.24	13.59	5,953	—	1.63	2.15	47
(.13)	10.14	2.71	1,027	—	4.88	1.31	7

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	71

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2025 Strategy Fund
Class R1
April 30, 2010*	8.31	.15	.86	1.01	(.15)	—	—
October 31, 2009	7.21	.15	1.09	1.24	(.14)	—	—
October 31, 2008(14)	10.00	.10	(2.77)	(2.67)	(.10)	—	(.02)
Class R2
April 30, 2010*	8.30	.14	.87	1.01	(.14)	—	—
October 31, 2009	7.20	.13	1.09	1.22	(.12)	—	—
October 31, 2008(14)	10.00	.12	(2.82)	(2.70)	(.08)	—	(.02)
Class R3
April 30, 2010*	8.29	.12	.87	.99	(.13)	—	—
October 31, 2009	7.20	.12	1.08	1.20	(.11)	—	—
October 31, 2008(14)	10.00	.09	(2.80)	(2.71)	(.07)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

72	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.15)	9.17	12.23	9,412	—	.87	1.71	19
(.14)	8.31	17.67	3,863	—	2.12	1.93	12
(.12)	7.21	(27.03)	226	—	6.19	1.04	113

(.14)	9.17	12.26	7,197.25		1.12	1.61	19
(.12)	8.30	17.47	3,020.25		2.58	1.80	12
(.10)	7.20	(27.25)	73.25		8.56	1.31	113

(.13)	9.15	12.07	9,533.50		1.37	1.37	19
(.11)	8.29	17.10	5,117.50		2.82	1.66	12
(.09)	7.20	(27.32)	325.50		7.71	.99	113

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	73

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2030 Strategy Fund
Class A
April 30, 2010*	8.60	.13	1.03	1.16	(.13)	—	—
October 31, 2009	7.45	.10	1.14	1.24	(.09)	—	—
October 31, 2008	13.23	.50	(5.59)	(5.09)	(.46)	(.19)	(.04)
October 31, 2007	11.53	.31	1.77	2.08	(.31)	(.07)	—
October 31, 2006	10.19	.21	1.34	1.55	(.21)	—	—
October 31, 2005(2)	10.33	.03	(.11)	(.08)	(.06)	—	—
Class E
April 30, 2010*	8.56	.13	1.02	1.15	(.13)	—	—
October 31, 2009	7.46	.10	1.09	1.19	(.09)	—	—
October 31, 2008	13.23	.46	(5.54)	(5.08)	(.46)	(.19)	(.04)
October 31, 2007	11.54	.23	1.85	2.08	(.32)	(.07)	—
October 31, 2006	10.20	.18	1.37	1.55	(.21)	—	—
October 31, 2005(1)	10.00	.10	.19	.29	(.09)	—	—
Class R1
April 30, 2010*	8.57	.14	1.02	1.16	(.14)	—	—
October 31, 2009	7.46	.11	1.11	1.22	(.11)	—	—
October 31, 2008	13.24	.44	(5.50)	(5.06)	(.48)	(.19)	(.05)
October 31, 2007	11.54	.14	1.98	2.12	(.35)	(.07)	—
October 31, 2006(9)	10.75	.07	.86	.93	(.14)	—	—
Class R2
April 30, 2010*	8.55	.12	1.03	1.15	(.13)	—	—
October 31, 2009	7.45	.10	1.09	1.19	(.09)	—	—
October 31, 2008	13.22	.16	(5.24)	(5.08)	(.46)	(.19)	(.04)
October 31, 2007	11.53	.16	1.92	2.08	(.32)	(.07)	—
October 31, 2006(10)	10.98	.02	.62	.64	(.09)	—	—
Class R3(5)
April 30, 2010*	8.55	.11	1.03	1.14	(.12)	—	—
October 31, 2009	7.45	.08	1.10	1.18	(.08)	—	—
October 31, 2008	13.22	.48	(5.59)	(5.11)	(.44)	(.19)	(.03)
October 31, 2007	11.54	.17	1.87	2.04	(.29)	(.07)	—
October 31, 2006	10.19	.16	1.38	1.54	(.19)	—	—
October 31, 2005(1)	10.00	.07	.20	.27	(.08)	—	—
Class S
April 30, 2010*	8.57	.14	1.02	1.16	(.14)	—	—
October 31, 2009	7.46	.12	1.10	1.22	(.11)	—	—
October 31, 2008	13.24	.39	(5.45)	(5.06)	(.48)	(.19)	(.05)
October 31, 2007	11.55	.29	1.82	2.11	(.35)	(.07)	—
October 31, 2006	10.20	.23	1.35	1.58	(.23)	—	—
October 31, 2005(1)	10.00	.12	.19	.31	(.11)	—	—

See accompanying notes which are an integral part of the financial statements.

74	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.13)	9.63	13.59	1,749.25		.78	1.44	13
(.09)	8.60	16.92	1,791.25		.86	1.43	9
(.69)	7.45	(40.22)	2,069.25		.77	4.66	86
(.38)	13.23	18.51	3,739.25		.98	2.51	31
(.21)	11.53	15.38	2,854.25		2.38	1.93	104
(.06)	10.19	(1.01)	990.25		4.86	.25	1

(.13)	9.58	13.54	13,459.25		.78	1.39	13
(.09)	8.56	16.24	10,639.25		.85	1.36	9
(.69)	7.46	(40.14)	7,847.25		.77	4.25	86
(.39)	13.23	18.42	10,490.25		.98	1.88	31
(.21)	11.54	15.35	4,616.25		2.15	1.72	104
(.09)	10.20	2.96	1,029.25		5.37	.95	1

(.14)	9.59	13.66	37,440	—	.53	1.55	13
(.11)	8.57	16.65	31,322	—	.59	1.49	9
(.72)	7.46	(40.03)	10,413	—	.52	4.14	86
(.42)	13.24	18.80	8,582	—	.73	1.21	31
(.14)	11.54	8.22	347	—	2.07	.65	104

(.13)	9.57	13.58	35,688.25		.78	1.35	13
(.09)	8.55	16.26	23,534.25		.85	1.41	9
(.69)	7.45	(40.15)	14,938.25		.77	1.56	86
(.39)	13.22	18.46	3,359.25		.98	1.26	31
(.09)	11.53	5.40	633.25		1.79	.18	104

(.12)	9.57	13.46	71,195.50		1.03	1.25	13
(.08)	8.55	16.03	56,115.50		1.10	1.03	9
(.66)	7.45	(40.33)	26,547.50		1.02	4.49	86
(.36)	13.22	18.08	29,200.50		1.23	1.39	31
(.19)	11.54	15.22	8,249.50		2.33	1.42	104
(.08)	10.19	2.69	1,452.50		5.62	.75	1

(.14)	9.59	13.77	19,783	—	.53	1.53	13
(.11)	8.57	16.51	15,945	—	.60	1.57	9
(.72)	7.46	(40.02)	10,494	—	.52	3.66	86
(.42)	13.24	18.70	7,923	—	.73	2.32	31
(.23)	11.55	15.70	2,513	—	1.85	2.13	104
(.11)	10.20	3.15	1,031	—	5.12	1.16	1

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	75

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2035 Strategy Fund
Class R1
April 30, 2010*	7.92	.13	.95	1.08	(.13)	—	—
October 31, 2009	6.86	.11	1.03	1.14	(.08)	—	—
October 31, 2008(14)	10.00	.07	(3.11)	(3.04)	(.07)	—	(.03)
Class R2
April 30, 2010*	7.92	.12	.94	1.06	(.12)	—	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—	—
October 31, 2008(14)	10.00	.08	(3.13)	(3.05)	(.06)	—	(.02)
Class R3
April 30, 2010*	7.91	.10	.95	1.05	(.11)	—	—
October 31, 2009	6.87	.06	1.03	1.09	(.05)	—	—
October 31, 2008(14)	10.00	.06	(3.12)	(3.06)	(.05)	—	(.02)

See accompanying notes which are an integral part of the financial statements.

76	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.13)	8.87	13.69	4,748	—	1.20	1.52	10
(.08)	7.92	17.01	1,927	—	3.59	1.49	13
(.10)	6.86	(30.73)	428	—	6.44	.70	90

(.12)	8.86	13.47	4,909.25		1.45	1.38	10
(.07)	7.92	16.79	1,738.25		3.63	1.06	13
(.08)	6.87	(30.84)	73.25		8.66	.86	90

(.11)	8.85	13.39	5,367.50		1.71	1.14	10
(.05)	7.91	16.43	2,877.50		3.83	.86	13
(.07)	6.87	(30.93)	124.50		8.56	.69	90

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	77

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)		$ Net Realized and Unrealized Gain (Loss)		$ Total from Investment Operations	$ Distributions from Net Investment Income		$ Distributions from Net Realized Gain	$ Return of Capital
2040 Strategy Fund
Class A
April 30, 2010*	8.61	.13		1.03		1.16	(.13)		—	—
October 31, 2009	7.49	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.44	.60	(h)	(5.86	)(h)	(5.26)	(.46	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.71	.31		1.86		2.17	(.31)		(.13)	—
October 31, 2006	10.23	.19		1.48		1.67	(.19)		—	—
October 31, 2005(2)	10.36	.02		(.12)		(.10)	(.03)		—	—
Class E
April 30, 2010*	8.62	.13		1.02		1.15	(.13)		—	—
October 31, 2009	7.50	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.46	.48	(h)	(5.75	)(h)	(5.27)	(.46	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.72	.24		1.94		2.18	(.31)		(.13)	—
October 31, 2006	10.24	.17		1.50		1.67	(.19)		—	—
October 31, 2005(1)	10.00	.08		.24		.32	(.08)		—	—
Class R1
April 30, 2010*	8.62	.14		1.03		1.17	(.14)		—	—
October 31, 2009	7.50	.11		1.12		1.23	(.11)		—	—
October 31, 2008	13.46	.38	(h)	(5.62	)(h)	(5.24)	(.49	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.73	.12		2.08		2.20	(.34)		(.13)	—
October 31, 2006(9)	10.89	.06		.90		.96	(.12)		—	—
Class R2
April 30, 2010*	8.61	.12		1.04		1.16	(.13)		—	—
October 31, 2009	7.49	.10		1.11		1.21	(.09)		—	—
October 31, 2008	13.46	.15	(h)	(5.42	)(h)	(5.27)	(.47	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.71	.28		1.90		2.18	(.30)		(.13)	—
October 31, 2006(3)	11.14	.09		.59		.68	(.11)		—	—
Class R3(5)
April 30, 2010*	8.60	.11		1.03		1.14	(.12)		—	—
October 31, 2009	7.48	.08		1.12		1.20	(.08)		—	—
October 31, 2008	13.43	.53	(h)	(5.81	)(h)	(5.28)	(.44	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.71	.12		2.02		2.14	(.29)		(.13)	—
October 31, 2006	10.24	.14		1.50		1.64	(.17)		—	—
October 31, 2005(1)	10.00	.06		.24		.30	(.06)		—	—
Class S
April 30, 2010*	8.62	.14		1.03		1.17	(.14)		—	—
October 31, 2009	7.50	.12		1.11		1.23	(.11)		—	—
October 31, 2008	13.46	.40	(h)	(5.64	)(h)	(5.24)	(.49	)(h)	(.18)	(.05	)(h)
October 31, 2007	11.73	.26		1.94		2.20	(.34)		(.13)	—
October 31, 2006	10.24	.22		1.49		1.71	(.22)		—	—
October 31, 2005(1)	10.00	.10		.24		.34	(.10)		—	—

See accompanying notes which are an integral part of the financial statements.

78	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)		% Portfolio Turnover Rate(c)

(.13)	9.64	13.55	939.25		.80	1.37		9
(.09)	8.61	16.44	877.25		.91	1.41		8
(.69)	7.49	(40.84)	944.25		.84	5.46	(h)	96
(.44)	13.44	19.04	2,363.25		1.14	2.49		22
(.19)	11.71	16.49	1,886.25		2.64	1.72		88
(.03)	10.23	(.95)	991.25		4.81	.21		2

(.13)	9.64	13.44	15,296.25		.80	1.46		9
(.09)	8.62	16.44	7,070.25		.90	1.33		8
(.69)	7.50	(40.85)	4,523.25		.85	4.41	(h)	96
(.44)	13.46	19.12	6,353.25		1.14	1.96		22
(.19)	11.72	16.48	3,096.25		2.30	1.55		88
(.08)	10.24	3.20	1,032.25		5.26	.78		2

(.14)	9.65	13.67	24,817	—	.56	1.53		9
(.11)	8.62	16.71	19,892	—	.63	1.47		8
(.72)	7.50	(40.69)	4,824	—	.60	3.63	(h)	96
(.47)	13.46	19.31	2,935	—	.89	.99		22
(.12)	11.73	8.47	93	—	2.27	.56		88

(.13)	9.64	13.58	28,763.25		.80	1.34		9
(.09)	8.61	16.46	20,226.25		.90	1.39		8
(.70)	7.49	(40.91)	9,936.25		.85	1.40	(h)	96
(.43)	13.46	19.11	2,061.25		1.14	2.28		22
(.11)	11.71	6.11	1,256.25		2.16	.86		88

(.12)	9.62	13.36	52,206.50		1.05	1.24		9
(.08)	8.60	16.23	42,544.50		1.15	1.04		8
(.67)	7.48	(41.02)	22,913.50		1.10	4.91	(h)	96
(.42)	13.43	18.75	29,700.50		1.39	.96		22
(.17)	11.71	16.11	5,506.50		2.48	1.25		88
(.06)	10.24	3.03	1,701.50		5.52	.59		2

(.14)	9.65	13.65	15,972	—	.56	1.50		9
(.11)	8.62	16.71	13,004	—	.65	1.56		8
(.72)	7.50	(40.69)	7,249	—	.61	3.82	(h)	96
(.47)	13.46	19.30	4,410	—	.89	2.07		22
(.22)	11.73	16.84	1,666	—	1.97	2.00		88
(.10)	10.24	3.39	1,035	—	5.02	.99		2

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	79

Russell Investment Company

LifePoints® Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Return of Capital
2045 Strategy Fund
Class R1
April 30, 2010*	7.93	.13	.94	1.07	(.13)	—	—
October 31, 2009	6.87	.10	1.05	1.15	(.09)	—	—
October 31, 2008(14)	10.00	.07	(3.10)	(3.03)	(.06)	—	(.04)
Class R2
April 30, 2010*	7.92	.11	.95	1.06	(.12)	—	—
October 31, 2009	6.87	.07	1.05	1.12	(.07)	—	—
October 31, 2008(14)	10.00	.07	(3.11)	(3.04)	(.06)	—	(.03)
Class R3
April 30, 2010*	7.91	.09	.97	1.06	(.12)	—	—
October 31, 2009	6.87	.06	1.04	1.10	(.06)	—	—
October 31, 2008(14)	10.00	.06	(3.12)	(3.06)	(.04)	—	(.03)
2050 Strategy Fund
Class R1
April 30, 2010*	8.03	.11	.97	1.08	(.13)	(.02)	—
October 31, 2009	6.98	.10	1.05	1.15	(.10)	—	—
October 31, 2008(14)	10.00	.09	(2.99)	(2.90)	(.08)	—	(.04)
Class R2
April 30, 2010*	8.02	.11	.96	1.07	(.12)	(.02)	—
October 31, 2009	6.98	.09	1.04	1.13	(.09)	—	—
October 31, 2008(14)	10.00	.07	(2.98)	(2.91)	(.08)	—	(.03)
Class R3
April 30, 2010*	8.02	.10	.97	1.07	(.12)	(.02)	—
October 31, 2009	6.99	.05	1.05	1.10	(.07)	—	—
October 31, 2008(14)	10.00	.06	(2.98)	(2.92)	(.06)	—	(.03)
In Retirement Fund
Class R1
April 30, 2010*	9.27	.18	.64	.82	(.18)	—	—
October 31, 2009	8.12	.32	1.12	1.44	(.29)	—	—
October 31, 2008(14)	10.00	.25	(1.87)	(1.62)	(.25)	—	(.01)
Class R2
April 30, 2010*	9.27	.17	.64	.81	(.17)	—	—
October 31, 2009	8.12	.31	1.11	1.42	(.27)	—	—
October 31, 2008(14)	10.00	.23	(1.86)	(1.63)	(.24)	—	(.01)
Class R3(4)
April 30, 2010*	9.26	.14	.66	.80	(.17)	—	—
October 31, 2009	8.12	.27	1.13	1.40	(.26)	—	—
October 31, 2008(14)	10.00	.22	(1.87)	(1.65)	(.22)	—	(.01)

See accompanying notes which are an integral part of the financial statements.

80	Financial Highlights

$ Total Distributions	$ Net Asset Value, End of Period	% Total Return(c)(e)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(f)(g)	% Ratio of Expenses to Average Net Assets, Gross(d)(f)	% Ratio of Net Investment Income to Average Net Assets(c)(g)	% Portfolio Turnover Rate(c)

(.13)	8.87	13.57	1,966	—	1.79	1.56	24
(.09)	7.93	17.10	2,053	—	4.28	1.48	20
(.10)	6.87	(30.60)	660	—	6.27	.72	34

(.12)	8.86	13.49	5,028.25		2.03	1.30	24
(.07)	7.92	16.73	2,220.25		4.48	1.02	20
(.09)	6.87	(30.71)	70.25		8.21	.74	34

(.12)	8.85	13.42	1,528.50		2.28	1.08	24
(.06)	7.91	16.36	702.50		4.81	.88	20
(.07)	6.87	(30.82)	72.50		8.43	.60	34

(.15)	8.96	13.58	1,307	—	1.08	1.29	17
(.10)	8.03	17.32	490	—	2.39	1.41	20
(.12)	6.98	(29.54)	71	—	21.57	.90	6

(.14)	8.95	13.49	13,072.25		1.32	1.33	17
(.09)	8.02	16.95	8,959.25		1.95	1.28	20
(.11)	6.98	(29.65)	71.25		21.83	.76	6

(.14)	8.95	13.39	2,670.50		1.57	1.12	17
(.07)	8.02	16.66	1,436.50		2.34	.77	20
(.09)	6.99	(29.77)	71.50		22.08	.61	6

(.18)	9.91	8.96	264	—	2.41	1.86	35
(.29)	9.27	18.68	196	—	4.67	3.86	26
(.26)	8.12	(16.82)	84	—	20.48	2.58	11

(.17)	9.91	8.86	3,432.25		2.65	1.76	35
(.27)	9.27	18.43	2,356.25		3.98	3.77	26
(.25)	8.12	(16.95)	83.25		20.73	2.43	11

(.17)	9.89	8.66	1,510.50		2.87	1.43	35
(.26)	9.26	18.09	758.50		4.83	3.24	26
(.23)	8.12	(17.08)	85.50		20.94	2.28	11

See accompanying notes which are an integral part of the financial statements.

Financial Highlights	81

Russell Investment Company

LifePoints® Funds

Notes to Financial Highlights — April 30, 2010 (Unaudited)

*	For the period ended April 30, 2010 (Unaudited).
(1)	For the period January 1, 2005 (commencement of operations) to October 31, 2005.
(2)	For the period September 1, 2005 (commencement of operations) to October 31, 2005.
(3)	For the period March 17, 2006 (commencement of operations) to October 31, 2006.
(4)	For the period March 29, 2006 (commencement of operations) to October 31, 2006.
(5)	Class D Shares were redesignated Class R3 Shares on March 1, 2006.
(6)	For the period April 3, 2006 (commencement of operations) to October 31, 2006.
(7)	For the period May 19, 2006 (commencement of operations) to October 31, 2006.
(8)	For the period June 6, 2006 (commencement of operations) to October 31, 2006.
(9)	For the period June 7, 2006 (commencement of operations) to October 31, 2006.
(10)	For the period September 8, 2006 (commencement of operations) to October 31, 2006.
(11)	For the period October 3, 2006 (commencement of operations) to October 31, 2006.
(12)	For the period November 10, 2006 (commencement of operations) to October 31, 2007.
(13)	For the period December 29, 2006 (commencement of operations) to October 31, 2007.
(14)	For the period March 31, 2008 (commencement of operations) to October 31, 2008.
(a)	Average month-end shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	The ratios for periods less than one year are annualized.
(e)	Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	May reflect amounts waived and/or reimbursed by RIMCo (“Russell Investment Management Company”) and/or RFSC (“Russell Fund Services Company”).
(h)	Amounts include reclassification between income and return of capital.

See accompanying notes which are an integral part of the financial statements.

82	Notes to Financial Highlights

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements — April 30, 2010 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 37 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008. The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

The Funds seek to achieve their objective by investing in shares of certain of the Investment Company’s Funds (the “Underlying Funds”) as set forth in the table below. Russell Investment Management Company (“RIMCo”) is the Funds’ adviser and may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In the future, the Funds may also invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of March 1, 2010
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Bonds
Russell Investment Grade Bond Fund	20%	20%	—%	—%	—%
Russell Short Duration Bond Fund	20	—	—	—	—
Russell Strategic Bond Fund	40	40	40	20	—
Domestic Equities
Russell Real Estate Securities Fund	3	3	5	6	7
Russell U.S. Core Equity Fund	4	8	13	18	23
Russell U.S. Quantitative Equity Fund	4	9	13	17	22
Russell U.S. Small & Mid Cap Fund	—	3	4	6	7
International Equities
Russell Emerging Markets Fund	—	2	3	4	5
Russell Global Equity Fund	5	6	8	10	13
Russell International Developed Markets Fund	4	9	14	19	23

	100%	100%	100%	100%	100%

Target Date Funds

Each of the Funds listed in the table below seeks to achieve its objective by investing in Shares of certain of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time excluding the 2010 Strategy Fund and In Retirement Fund. At approximately the target year, the target allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the underlying fixed income funds and 32% exposure to underlying equity funds. This means 32% of the investment will be exposed to equity markets, and the risks of such exposure, while in retirement. Once a Fund (other than the In Retirement Fund) reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCO may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

Notes to Financial Statements	83

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

	Asset Allocation Targets as of March 1, 2010
Underlying Funds	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund

Bonds
Russell Investment Grade Bond Fund	20%	18%	8%	—%	—%
Russell Short Duration Bond Fund	8	—	—	—	—
Russell Strategic Bond Fund	40	40	40	33	13
Domestic Equities
Russell Real Estate Securities Fund	3	3	4	5	6
Russell U.S. Core Equity Fund	6	9	11	15	20
Russell U.S. Quantitative Equity Fund	7	9	11	14	19
Russell U.S. Small & Mid Cap Fund	2	3	4	5	6
International Equities
Russell Emerging Markets Fund	1	2	3	3	4
Russell Global Equity Fund	6	6	7	9	11
Russell International Developed Markets Fund	7	10	12	16	21

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of March 1, 2010
Underlying Funds	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund

Bonds
Russell Investment Grade Bond Fund	—%	—%	—%	—%	20%
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
Domestic Equities
Russell Real Estate Securities Fund	6	6	6	6	3
Russell U.S. Core Equity Fund	21	21	23	21	6
Russell U.S. Quantitative Equity Fund	19	19	23	19	7
Russell U.S. Small & Mid Cap Fund	6	6	6	6	2
International Equities
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	12	12	7	12	6
Russell International Developed Markets Fund	21	21	20	21	7

	100%	100%	100%	100%	100%

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund. Generally, Underlying Fund portfolio securities are valued at the close of the principal exchange on which they are traded.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

84	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The levels associated with valuing the Funds’ investments for the period ended April 30, 2010 were level one for all Funds.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

Each Fund qualifies as a regulated investment company and distributes all of its taxable income and capital gains. Therefore, no federal income tax provision was required for the Funds. Financial reporting records are adjusted for permanent book tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year end; accordingly tax-basis balances have not been determined as of April 30, 2010.

Each Fund files a U.S. tax return. At April 30, 2010, the Funds have recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending October 31, 2006 through October 31, 2008, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Income, dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to investments in the Underlying Funds sold at a loss, wash sale deferrals, and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset values.

Expenses

Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the fees and expenses incurred indirectly by the Funds will vary.

Class Allocation

Each of the Funds presented herein offer certain of the following classes of shares: Class A, Class C, Class E, Class R1, Class R2, Class R3 and Class S. All share classes have identical voting, dividend, liquidation and other rights and the same terms and

Notes to Financial Statements	85

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3.	Investment Transactions

Securities

During the period ended April 30, 2010, purchases and sales of the Underlying Funds (excluding short-term investments) were as follows:

	Purchases	Sales

Conservative Strategy Fund	$205,735,386	$152,525,636
Moderate Strategy Fund	294,669,114	285,930,764
Balanced Strategy Fund	320,398,783	351,908,317
Growth Strategy Fund	258,727,994	333,741,908
Equity Growth Strategy Fund	117,797,512	194,931,525
2010 Strategy Fund	30,308,698	28,943,111
2015 Strategy Fund	18,185,754	8,241,246
2020 Strategy Fund	72,004,446	46,741,259
2025 Strategy Fund	16,233,250	3,922,882
2030 Strategy Fund	43,302,035	20,994,810
2035 Strategy Fund	8,462,796	1,116,839
2040 Strategy Fund	32,526,127	11,517,892
2045 Strategy Fund	4,449,122	1,609,952
2050 Strategy Fund	7,009,671	2,409,653
In Retirement Fund	3,192,512	1,611,564

4.	Related Party Transactions, Fees and Expenses

Adviser, Administrator and Transfer and Dividend Disbursing Agent

RIMCo advises the Funds and Russell Fund Services Company (“RFSC”) is the Funds’ administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo. The advisory fee of 0.20% and administrative fee of 0.05% are based upon the average daily net assets of the Funds and are payable monthly. The following shows totals respectively, for the period ended April 30, 2010.

	Advisory	Administrative

Conservative Strategy Fund	$559,146	$139,787
Moderate Strategy Fund	1,003,190	250,797
Balanced Strategy Fund	4,317,933	1,079,483
Growth Strategy Fund	2,961,014	740,253
Equity Growth Strategy Fund	1,393,664	348,416
2010 Strategy Fund	77,335	19,334
2015 Strategy Fund	19,482	4,871
2020 Strategy Fund	198,155	49,539
2025 Strategy Fund	20,295	5,074
2030 Strategy Fund	160,956	40,239
2035 Strategy Fund	11,410	2,852
2040 Strategy Fund	123,756	30,939
2045 Strategy Fund	6,573	1,643
2050 Strategy Fund	14,010	3,503
In Retirement Fund	4,565	1,141

RFSC serves as the Transfer and Dividend Disbursing Agent for the Investment Company. For this service, RFSC is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. RFSC retains a portion

86	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Total fees for the Funds presented herein for the period ended April 30, 2010, were as follows:

Amount Paid

Conservative Strategy Fund	$503,385
Moderate Strategy Fund	902,593
Balanced Strategy Fund	3,885,894
Growth Strategy Fund	2,664,707
Equity Growth Strategy Fund	1,253,892
2010 Strategy Fund	69,648
2015 Strategy Fund	17,612
2020 Strategy Fund	178,562
2025 Strategy Fund	18,362
2030 Strategy Fund	145,043
2035 Strategy Fund	10,328
2040 Strategy Fund	111,541
2045 Strategy Fund	5,941
2050 Strategy Fund	12,642
In Retirement Fund	4,125

Waivers and Reimbursements

Target Portfolio Funds

For each Fund individually, RIMCo had contractually agreed, until February 28, 2010, to waive up to the full amount of its 0.20% advisory fee and then reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceeded 0.09% of the average daily net assets of the Fund on an annual basis.

Effective March 1, 2010, RIMCo has contractually agreed, until February 28, 2011, to waive up to the full amount of its 0.20% advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis.

Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

Target Date Funds

Until February 28, 2011, RIMCo has agreed to waive its advisory fee and RFSC has agreed to waive its administration and its transfer agency fees. In addition, until February 28, 2011, RIMCo has agreed to reimburse all other operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds or extraordinary expenses. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

As of April 30, 2010, RIMCo and RFSC waived/reimbursed the following expenses:

	RIMCo Waiver	RFSC Waiver	RIMCo / RFSC Reimbursement	Total

Conservative Strategy Fund	$535,221	$—	$4,126	$539,347
Moderate Strategy Fund	910,773	—	—	910,773
Balanced Strategy Fund	3,667,739	—	—	3,667,739
Growth Strategy Fund	2,582,736	—	—	2,582,736
Equity Growth Strategy Fund	1,270,746	—	—	1,270,746
2010 Strategy Fund	77,336	88,982	73,561	239,879
2015 Strategy Fund	19,482	22,483	44,612	86,577
2020 Strategy Fund	198,155	228,098	84,387	510,640
2025 Strategy Fund	20,295	23,436	44,691	88,422
2030 Strategy Fund	160,956	185,282	84,795	431,033
2035 Strategy Fund	11,410	13,180	44,006	68,596
2040 Strategy Fund	123,756	142,480	78,923	345,159
2045 Strategy Fund	6,573	7,584	44,429	58,586
2050 Strategy Fund	14,010	16,145	44,719	74,874
In Retirement Fund	4,565	5,266	44,796	54,627

Notes to Financial Statements	87

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Distributor and Shareholder Servicing

Russell Financial Services, Inc. (the “Distributor”), a wholly owned subsidiary of RIMCo, is the distributor for RIC pursuant to a distribution agreement with the Investment Company.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor or any Selling Agents, as defined in the Plan for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A, Class C and Class R3 shares subject to the distribution plan. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R3 shares or 0.75% of the average daily net assets of a Fund’s Class C shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C, Class E, Class R2 and Class R3 shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C, Class E, Class R2 and Class R3 shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R2 and Class R3 Shares of the Funds may not exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R2 and Class R3 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2010, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Balanced Strategy Fund	$58,698

For the period ended April 30, 2010, the sales commissions paid to the selling agents for the sale of Class A shares are as follows:

Funds	Aggregate Front-End Sales Charges on Class A Shares	Class A Front-End Sales Charges Retained by Distributor
Conservative Strategy Fund	$273,068	$46,114
Moderate Strategy Fund	393,756	66,807
Balanced Strategy Fund	1,846,436	307,365
Growth Strategy Fund	1,440,440	234,612
Equity Growth Strategy Fund	349,591	55,166
2020 Strategy Fund	418	92
2030 Strategy Fund	457	57
2040 Strategy Fund	457	59

88	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Accrued Fees Payable to Affiliates

Accrued fees payable to affiliates for the period ended April 30, 2010 were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund	2010 Strategy Fund

Advisory Fees	$12,069	$33,188	$186,223	$101,535	$37,095	$—
Administration Fees	24,646	43,116	185,892	127,826	59,963	—
Distribution Fees	145,103	261,069	1,250,958	835,210	438,081	6,630
Shareholder Servicing Fees	86,292	145,020	567,531	396,604	195,281	10,242
Transfer Agent Fees	88,726	155,219	669,213	460,173	215,865	143
Trustees Fees	—	121	308	—	—	—

	$356,836	$637,733	$2,860,125	$1,921,348	$946,285	$17,015

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund	2040 Strategy Fund
Advisory Fees	$—	$—	$—	$—	$—	$—
Administration Fees	—	—	—	—	—	—
Distribution Fees	1,904	17,917	1,872	14,191	1,073	10,398
Shareholder Servicing Fees	3,065	27,203	3,306	22,948	2,074	18,440
Transfer Agent Fees	66	399	61	365	32	275
Trustees Fees	—	—	—	—	—	—

	$5,035	$45,519	$5,239	$37,504	$3,179	$29,113

	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Advisory Fees	$—	$—	$—
Administration Fees	—	—	—
Distribution Fees	304	540	318
Shareholder Servicing Fees	1,333	3,224	1,086
Transfer Agent Fees	18	25	5
Trustees Fees	—	—	—

	$1,655	$3,789	$1,409

Board of Trustees

The Russell Fund Complex consists of RIC, which has 37 Funds, and Russell Investment Funds (“RIF”), which has nine Funds. Each of the Trustees is a Trustee of both RIC and RIF. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $72,000 per year, $6,500 for each regular quarterly meeting attended in person, $2,500 for each special meeting attended in person, and $2,500 for each Audit Committee meeting, Nominating and Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the Board that is attended in person. Each Trustee receives a $1,000 fee for attending quarterly and special meetings and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out of pocket expenses are also paid by the Russell Fund Complex. The Audit Committee Chair and Investment Committee Chair are each paid a fee of $12,000 per year and the Nominating and Governance Committee chair is paid a fee of $6,000 per year. The chairman of the Board receives additional annual compensation of $72,000.

Notes to Financial Statements	89

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Transactions with Affiliated Companies

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or under common control. Transactions during the period ended April 30, 2010 with Underlying Funds which are, or were, an affiliated company are as follows:

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Conservative Strategy Fund
Russell U.S. Core Equity Fund	$24,113,478	$4,437,076	$14,570,172	$479,650	$136,302
Russell U.S. Quantitative Equity Fund	23,988,779	3,422,775	8,818,439	(346,151)	174,922
Russell International Developed Markets Fund	24,096,711	5,764,932	2,621,346	(56,233)	769,174
Russell Global Equity Fund	30,156,954	19,608,835	2,351,627	(190,082)	153,907
Russell Strategic Bond Fund	243,219,913	34,575,387	121,251,769	(2,031,291)	7,049,463
Russell Investment Grade Bond Fund	121,360,911	120,138,379	109,009	—	461,888
Russell Short Duration Bond Fund	121,186,433	15,234,183	1,002,191	1,744	1,921,145
Russell Real Estate Securities Fund	18,745,133	2,553,819	3,844,242	99,204	227,622

	$606,868,312	$205,735,386	$154,568,795	$(2,043,159)	$10,894,423

Moderate Strategy Fund
Russell U.S. Core Equity Fund	$84,423,187	$2,489,345	$31,096,667	$(5,775,939)	$432,621
Russell U.S. Quantitative Equity Fund	93,918,315	1,775,548	18,233,327	(2,619,917)	657,326
Russell U.S. Small & Mid Cap Fund	32,216,417	1,358,940	4,712,512	(797,322)	186,600
Russell International Developed Markets Fund	93,107,396	12,559,555	5,407,660	64,481	3,148,907
Russell Global Equity Fund	62,961,760	32,056,435	3,270,919	(314,454)	422,609
Russell Emerging Markets Fund	21,218,081	2,116,035	2,503,501	(119,640)	554,729
Russell Strategic Bond Fund	421,964,291	32,904,439	226,605,282	(2,010,069)	12,817,153
Russell Investment Grade Bond Fund	209,984,844	207,928,840	252,936	—	800,866
Russell Real Estate Securities Fund	32,808,160	1,479,977	6,059,283	(638,463)	414,100

	$1,052,602,451	$294,669,114	$298,142,087	$(12,211,323)	$19,434,911

Balanced Strategy Fund
Russell U.S. Core Equity Fund	$594,018,426	$3,168,739	$153,266,729	$(36,933,414)	$2,878,919
Russell U.S. Quantitative Equity Fund	586,658,372	4,245,617	160,323,360	(40,649,356)	4,230,781
Russell U.S. Small & Mid Cap Fund	187,074,499	1,130,476	23,136,732	(6,519,539)	1,070,540
Russell International Developed Markets Fund	621,314,773	52,309,457	22,359,867	(3,491,114)	20,979,266
Russell Global Equity Fund	362,654,468	177,241,835	13,891,873	(1,951,836)	2,444,416
Russell Emerging Markets Fund	138,060,420	7,263,908	11,765,320	(778,001)	3,637,163
Russell Strategic Bond Fund	1,778,183,906	71,983,846	22,197,605	2,998,325	40,438,911
Russell Real Estate Securities Fund	240,924,441	3,054,905	46,312,278	(14,020,512)	3,049,316

	$4,508,889,305	$320,398,783	$453,253,764	$(101,345,447)	$78,729,312

Growth Strategy Fund
Russell U.S. Core Equity Fund	$559,922,759	$2,745,803	$161,642,569	$(41,468,564)	$2,745,803
Russell U.S. Quantitative Equity Fund	522,823,402	3,962,160	173,971,545	(50,344,669)	3,824,786
Russell U.S. Small & Mid Cap Fund	190,434,672	1,266,050	25,019,719	(7,416,853)	1,095,485
Russell International Developed Markets Fund	573,884,257	96,178,833	15,309,836	(3,804,195)	17,461,771
Russell Global Equity Fund	308,410,232	120,688,419	12,314,627	(2,052,465)	2,503,003
Russell Emerging Markets Fund	124,831,405	6,680,382	10,570,650	(763,141)	3,284,902
Russell Strategic Bond Fund	606,199,850	24,655,207	15,291,212	447,536	13,835,835
Russell Real Estate Securities Fund	196,388,937	2,551,140	38,111,410	(13,087,309)	2,470,205

	$3,082,895,514	$258,727,994	$452,231,568	$(118,489,660)	$47,221,790

90	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
Equity Growth Strategy Fund
Russell U.S. Core Equity Fund	$332,538,392	$1,638,911	$89,984,452	$(22,381,972)	$1,607,451
Russell U.S. Quantitative Equity Fund	316,052,829	2,934,234	97,733,510	(28,896,762)	2,259,273
Russell U.S. Small & Mid Cap Fund	101,516,938	833,195	19,143,524	(5,440,177)	600,597
Russell International Developed Markets Fund	323,899,292	22,801,555	13,514,473	(2,743,295)	11,062,033
Russell Global Equity Fund	186,166,596	83,439,038	9,303,819	(1,477,102)	1,365,205
Russell Emerging Markets Fund	71,970,469	4,058,844	7,164,267	(343,271)	1,908,117
Russell Real Estate Securities Fund	103,589,038	2,091,735	28,968,956	(9,598,897)	1,321,451

	$1,435,733,554	$117,797,512	$265,813,001	$(70,881,476)	$20,124,127

2010 Strategy Fund
Russell U.S. Core Equity Fund	$5,114,852	$706,350	$3,058,944	$(397,166)	$28,454
Russell U.S. Quantitative Equity Fund	5,578,869	766,660	2,491,282	(212,448)	42,659
Russell U.S. Small & Mid Cap Fund	1,429,532	190,542	587,900	19,630	10,183
Russell International Developed Markets Fund	5,615,747	1,363,265	1,183,162	34,337	206,218
Russell Global Equity Fund	4,486,395	2,711,422	604,596	(46,068)	29,777
Russell Emerging Markets Fund	965,533	212,894	398,651	(25,984)	30,301
Russell Strategic Bond Fund	32,488,269	5,282,264	19,962,402	(246,070)	990,345
Russell Investment Grade Bond Fund	16,233,193	16,155,822	99,877	(749)	61,812
Russell Short Duration Bond Fund	6,483,908	2,439,488	580,496	1,266	93,599
Russell Real Estate Securities Fund	2,455,880	479,991	985,000	(135,947)	32,153

	$80,852,178	$30,308,698	$29,952,310	$(1,009,199)	$1,525,501

2015 Strategy Fund
Russell U.S. Core Equity Fund	$2,039,405	$1,313,722	$895,376	$9,863	$8,927
Russell U.S. Quantitative Equity Fund	2,248,718	1,328,881	694,800	14,897	13,610
Russell U.S. Small & Mid Cap Fund	741,250	394,959	186,794	5,091	3,474
Russell International Developed Markets Fund	2,276,755	1,512,782	505,974	(1,440)	62,040
Russell Global Equity Fund	1,488,859	1,151,056	167,956	1,325	7,974
Russell Emerging Markets Fund	505,837	316,476	131,866	705	10,720
Russell Strategic Bond Fund	9,783,661	7,368,975	5,276,122	85,943	226,083
Russell Investment Grade Bond Fund	4,393,642	4,357,007	11,414	(15)	15,510
Russell Real Estate Securities Fund	795,061	441,896	241,332	13,243	8,539

	$24,273,188	$18,185,754	$8,111,634	$129,612	$356,877

2020 Strategy Fund
Russell U.S. Core Equity Fund	$23,921,314	$3,648,608	$7,709,131	$(686,096)	$118,214
Russell U.S. Quantitative Equity Fund	24,736,125	3,518,943	6,402,345	(352,219)	175,056
Russell U.S. Small & Mid Cap Fund	7,839,336	930,916	1,081,657	107,790	45,336
Russell International Developed Markets Fund	26,099,841	7,195,721	3,040,424	356,108	881,921
Russell Global Equity Fund	15,667,304	8,956,614	960,616	110,301	104,058
Russell Emerging Markets Fund	5,682,760	1,262,869	937,658	(802)	150,127
Russell Strategic Bond Fund	88,295,343	27,486,902	25,162,530	(270,354)	2,058,004
Russell Investment Grade Bond Fund	17,640,911	17,481,446	33,781	(327)	65,178
Russell Real Estate Securities Fund	9,596,284	1,522,427	2,643,133	(494,417)	119,945

	$219,479,218	$72,004,446	$47,971,275	$(1,230,016)	$3,717,839

Notes to Financial Statements	91

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LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
2025 Strategy Fund
Russell U.S. Core Equity Fund	$3,831,607	$2,256,402	$936,910	$5,423	$15,861
Russell U.S. Quantitative Equity Fund	3,732,237	2,246,781	985,318	5,888	23,136
Russell U.S. Small & Mid Cap Fund	1,217,361	628,337	217,431	5,129	5,864
Russell International Developed Markets Fund	4,076,285	2,604,141	360,599	65	104,332
Russell Global Equity Fund	2,257,611	1,676,169	155,954	1,851	13,492
Russell Emerging Markets Fund	871,621	516,563	129,379	203	18,552
Russell Strategic Bond Fund	8,715,281	5,590,218	882,759	2,958	148,548
Russell Real Estate Securities Fund	1,438,612	714,639	224,249	8,766	14,983

	$26,140,615	$16,233,250	$3,892,599	$30,283	$344,768

2030 Strategy Fund
Russell U.S. Core Equity Fund	$35,259,971	$4,868,326	$7,343,960	$(1,197,612)	$161,829
Russell U.S. Quantitative Equity Fund	33,376,787	4,440,303	8,856,884	(1,458,599)	233,529
Russell U.S. Small & Mid Cap Fund	11,401,143	1,259,834	1,202,987	(79,610)	62,191
Russell International Developed Markets Fund	36,263,749	10,426,891	2,128,423	3,622	1,083,897
Russell Global Equity Fund	19,706,312	9,758,539	616,524	20,274	141,772
Russell Emerging Markets Fund	7,788,522	1,535,508	718,739	9,375	192,655
Russell Strategic Bond Fund	23,743,652	9,326,210	1,090,097	3,740	433,343
Russell Real Estate Securities Fund	11,827,142	1,686,424	2,086,965	(350,959)	140,163

	$179,367,278	$43,302,035	$24,044,579	$(3,049,769)	$2,449,379

2035 Strategy Fund
Russell U.S. Core Equity Fund	$3,072,266	$1,608,767	$356,835	$(13,973)	$12,012
Russell U.S. Quantitative Equity Fund	2,917,772	1,620,590	476,827	(10,852)	17,388
Russell U.S. Small & Mid Cap Fund	971,284	409,252	24,306	3,788	4,284
Russell International Developed Markets Fund	3,128,608	1,876,107	35,883	4,924	75,525
Russell Global Equity Fund	1,720,572	1,201,230	7,101	2,640	9,844
Russell Emerging Markets Fund	674,934	354,500	20,464	2,160	13,355
Russell Strategic Bond Fund	1,536,178	934,793	127,044	975	26,496
Russell Real Estate Securities Fund	1,001,593	457,557	77,838	879	10,163

	$15,023,207	$8,462,796	$1,126,298	$(9,459)	$169,067

2040 Strategy Fund
Russell U.S. Core Equity Fund	$28,195,942	$4,358,395	$4,300,056	$(811,238)	$127,284
Russell U.S. Quantitative Equity Fund	26,750,793	4,514,528	5,940,866	(1,071,289)	183,408
Russell U.S. Small & Mid Cap Fund	9,000,543	1,139,226	610,210	(14,392)	48,838
Russell International Developed Markets Fund	28,686,184	8,245,798	295,859	8,188	848,877
Russell Global Equity Fund	15,781,045	8,002,558	146,908	7,401	110,856
Russell Emerging Markets Fund	6,199,878	1,310,358	310,462	12,100	150,753
Russell Strategic Bond Fund	14,058,833	3,597,005	852,585	(5,491)	292,659
Russell Real Estate Securities Fund	9,354,059	1,358,259	1,010,985	(75,318)	109,766

	$138,027,277	$32,526,127	$13,467,931	$(1,950,039)	$1,872,441

92	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

Affiliate	Market Value	Purchases Cost	Sales Cost	Realized Gain (Loss)	Income Distributions
2045 Strategy Fund
Russell U.S. Core Equity Fund	$1,740,852	$841,063	$476,882	$(46,642)	$6,814
Russell U.S. Quantitative Equity Fund	1,654,443	836,323	531,598	(43,762)	9,873
Russell U.S. Small & Mid Cap Fund	552,508	227,980	98,193	(2,327)	2,422
Russell International Developed Markets Fund	1,778,681	985,956	202,710	2,968	42,483
Russell Global Equity Fund	975,827	668,568	84,025	(4,049)	5,545
Russell Emerging Markets Fund	382,788	185,483	57,442	(426)	7,553
Russell Strategic Bond Fund	861,943	451,637	134,053	(223)	15,554
Russell Real Estate Securities Fund	572,209	252,112	120,733	(1,223)	5,751

	$8,519,251	$4,449,122	$1,705,636	$(95,684)	$95,995

2050 Strategy Fund
Russell U.S. Core Equity Fund	$3,485,709	$1,203,923	$635,790	$(1,939)	$14,125
Russell U.S. Quantitative Equity Fund	3,314,128	1,221,706	767,979	7,669	20,284
Russell U.S. Small & Mid Cap Fund	1,104,604	316,940	125,521	933	5,088
Russell International Developed Markets Fund	3,571,798	1,657,784	300,257	(3,953)	90,002
Russell Global Equity Fund	1,956,017	1,212,428	105,687	40	11,711
Russell Emerging Markets Fund	766,083	294,920	90,033	207	15,932
Russell Strategic Bond Fund	1,710,554	732,904	197,704	779	32,527
Russell Real Estate Securities Fund	1,140,300	369,066	179,051	3,895	11,887

	$17,049,193	$7,009,671	$2,402,022	$7,631	$201,556

In Retirement Fund
Russell U.S. Core Equity Fund	$331,054	$146,933	$124,339	$838	$1,526
Russell U.S. Quantitative Equity Fund	360,608	144,859	92,978	515	2,322
Russell U.S. Small & Mid Cap Fund	92,629	31,771	14,627	877	453
Russell International Developed Markets Fund	360,430	164,335	31,570	(320)	9,858
Russell Global Equity Fund	291,233	206,091	21,078	373	1,473
Russell Emerging Markets Fund	62,585	26,455	8,167	89	1,332
Russell Strategic Bond Fund	2,088,676	1,145,538	1,163,009	21,189	55,156
Russell Investment Grade Bond Fund	1,042,751	1,097,625	66,466	120	4,115
Russell Short Duration Bond Fund	416,138	170,436	29,921	22	6,155
Russell Real Estate Securities Fund	157,811	58,469	33,608	2,098	1,762

	$5,203,915	$3,192,512	$1,585,763	$25,801	$84,152

5.	Federal Income Taxes

At October 31, 2009, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

	10/31/16	10/31/17	Totals

Conservative Strategy Fund	$—	$8,325,200	$8,325,200
Moderate Strategy Fund	—	23,939,127	23,939,127
Balanced Strategy Fund	—	172,806,304	172,806,304
Growth Strategy Fund	—	155,925,848	155,925,848
Equity Growth Strategy Fund	—	103,749,875	103,749,875
2010 Strategy Fund	—	148,457	148,457
2015 Strategy Fund	—	13,252	13,252
2020 Strategy Fund	877,647	514,173	1,391,820
2025 Strategy Fund	58,200	6,683	64,883
2030 Strategy Fund	2,808,872	363,900	3,172,772
2035 Strategy Fund	67,681	—	67,681
2040 Strategy Fund	1,932,184	213,750	2,145,934
2045 Strategy Fund	5,856	—	5,856
2050 Strategy Fund	—	—	—
In Retirement Fund	1,412	5,338	6,750

Notes to Financial Statements	93

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

At April 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Cost of Investments	$577,264,549	$1,037,864,199	$4,600,718,132	$3,271,238,283	$1,607,065,429

Unrealized Appreciation	$29,603,762	$20,245,254	$618,118,602	$106,229,098	$57,315,364
Unrealized Depreciation	—	(5,507,003)	(709,947,429)	(294,571,867)	(228,647,239)

Net Unrealized Appreciation (Depreciation)	$29,603,762	$14,738,251	$(91,828,827)	$(188,342,768)	$(171,331,875)

	2010 Strategy Fund	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$76,213,287	$21,739,397	$208,475,393	$23,298,696	$173,116,054

Unrealized Appreciation	$4,822,604	$2,533,791	$11,982,037	$2,841,918	$8,070,305
Unrealized Depreciation	(183,714)	—	(978,213)	—	(1,819,080)

Net Unrealized Appreciation (Depreciation)	$4,638,891	$2,533,791	$11,003,825	$2,841,918	$6,251,225

	2035 Strategy Fund	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	In Retirement Fund
Cost of Investments	$13,287,734	$131,006,569	$7,620,668	$13,627,294	$4,476,343

Unrealized Appreciation	$1,735,473	$8,284,999	$898,583	$3,421,899	$727,572
Unrealized Depreciation	—	(1,264,291)	—	—	—

Net Unrealized Appreciation (Depreciation)	$1,735,473	$7,020,708	$898,583	$3,421,899	$727,572

94	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands)

Share transactions for the periods ended April 30, 2010 and October 31, 2009 were as follows:

	Shares		Dollars
Conservative Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	1,851	4,723	$18,619	$40,952
Proceeds from reinvestment of distributions	130	354	1,299	3,087
Payments for shares redeemed	(1,386)	(3,772)	(13,916)	(32,873)

Net increase (decrease)	595	1,305	6,002	11,166

Class C
Proceeds from shares sold	3,799	6,476	37,989	56,762
Proceeds from reinvestment of distributions	178	478	1,770	4,131
Payments for shares redeemed	(1,920)	(5,059)	(19,223)	(44,182)

Net increase (decrease)	2,057	1,895	20,536	16,711

Class E
Proceeds from shares sold	1,495	3,302	15,062	29,261
Proceeds from reinvestment of distributions	143	400	1,428	3,491
Payments for shares redeemed	(1,246)	(3,340)	(12,570)	(29,586)

Net increase (decrease)	392	362	3,920	3,166

Class R1
Proceeds from shares sold	319	623	3,259	5,578
Proceeds from reinvestment of distributions	16	29	158	259
Payments for shares redeemed	(140)	(216)	(1,422)	(1,947)

Net increase (decrease)	195	436	1,995	3,890

Class R2
Proceeds from shares sold	155	288	1,557	2,532
Proceeds from reinvestment of distributions	9	31	90	268
Payments for shares redeemed	(103)	(501)	(1,034)	(4,440)

Net increase (decrease)	61	(182)	613	(1,640)

Class R3
Proceeds from shares sold	2,075	3,789	20,982	33,998
Proceeds from reinvestment of distributions	301	881	3,023	7,704
Payments for shares redeemed	(1,866)	(5,014)	(18,835)	(44,448)

Net increase (decrease)	510	(344)	5,170	(2,746)

Class S
Proceeds from shares sold	2,541	5,136	25,600	44,609
Proceeds from reinvestment of distributions	136	321	1,369	2,822
Payments for shares redeemed	(1,169)	(4,059)	(11,878)	(35,544)

Net increase (decrease)	1,508	1,398	15,091	11,887

Total increase (decrease)	5,318	4,870	$53,327	$42,434

Notes to Financial Statements	95

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Moderate Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	3,020	5,697	$30,151	$47,422
Proceeds from reinvestment of distributions	306	970	3,016	7,970
Payments for shares redeemed	(2,701)	(6,624)	(26,898)	(54,172)

Net increase (decrease)	625	43	6,269	1,220

Class C
Proceeds from shares sold	4,073	8,578	40,194	72,091
Proceeds from reinvestment of distributions	322	1,064	3,159	8,638
Payments for shares redeemed	(2,689)	(9,410)	(26,617)	(77,484)

Net increase (decrease)	1,706	232	16,736	3,245

Class E
Proceeds from shares sold	1,480	3,955	14,747	33,161
Proceeds from reinvestment of distributions	272	928	2,686	7,619
Payments for shares redeemed	(1,674)	(6,061)	(16,636)	(50,993)

Net increase (decrease)	78	(1,178)	797	(10,213)

Class R1
Proceeds from shares sold	503	1,302	5,076	11,295
Proceeds from reinvestment of distributions	30	39	295	331
Payments for shares redeemed	(265)	(200)	(2,654)	(1,733)

Net increase (decrease)	268	1,141	2,717	9,893

Class R2
Proceeds from shares sold	172	284	1,715	2,334
Proceeds from reinvestment of distributions	10	72	101	581
Payments for shares redeemed	(149)	(1,258)	(1,465)	(10,699)

Net increase (decrease)	33	(902)	351	(7,784)

Class R3
Proceeds from shares sold	1,871	4,401	18,644	37,733
Proceeds from reinvestment of distributions	458	1,614	4,534	13,266
Payments for shares redeemed	(3,803)	(8,141)	(37,652)	(68,282)

Net increase (decrease)	(1,474)	(2,126)	(14,474)	(17,283)

Class S
Proceeds from shares sold	2,467	8,322	24,650	68,947
Proceeds from reinvestment of distributions	213	610	2,109	5,050
Payments for shares redeemed	(2,892)	(7,168)	(28,699)	(59,016)

Net increase( decrease)	(212)	1,764	(1,940)	14,981

Total increase (decrease)	1,024	(1,026)	$10,456	$(5,941)

96	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Balanced Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	9,071	18,181	$87,250	$146,658
Proceeds from reinvestment of distributions	1,705	8,357	16,310	63,398
Payments for shares redeemed	(11,829)	(30,382)	(114,007)	(233,557)

Net increase (decrease)	(1,053)	(3,844)	(10,447)	(23,501)

Class C
Proceeds from shares sold	12,795	23,682	122,271	188,225
Proceeds from reinvestment of distributions	1,634	9,316	15,464	69,762
Payments for shares redeemed	(14,705)	(42,400)	(140,257)	(329,035)

Net increase (decrease)	(276)	(9,402)	(2,522)	(71,048)

Class E
Proceeds from shares sold	5,031	9,494	48,358	75,023
Proceeds from reinvestment of distributions	882	4,506	8,463	34,258
Payments for shares redeemed	(5,205)	(17,653)	(50,373)	(141,171)

Net increase (decrease)	708	(3,653)	6,448	(31,890)

Class R1
Proceeds from shares sold	1,601	5,028	15,581	41,332
Proceeds from reinvestment of distributions	113	275	1,090	2,131
Payments for shares redeemed	(657)	(1,863)	(6,356)	(14,911)

Net increase (decrease)	1,057	3,440	10,315	28,552

Class R2
Proceeds from shares sold	578	1,944	5,545	15,131
Proceeds from reinvestment of distributions	45	410	430	3,093
Payments for shares redeemed	(772)	(4,311)	(7,348)	(34,769)

Net increase (decrease)	(149)	(1,957)	(1,373)	(16,545)

Class R3
Proceeds from shares sold	4,452	11,625	42,779	93,353
Proceeds from reinvestment of distributions	1,334	7,325	12,786	55,561
Payments for shares redeemed	(9,139)	(25,482)	(87,378)	(202,304)

Net increase (decrease)	(3,353)	(6,532)	(31,813)	(53,390)

Class S
Proceeds from shares sold	7,317	23,241	71,004	185,020
Proceeds from reinvestment of distributions	924	4,444	8,918	34,056
Payments for shares redeemed	(7,713)	(27,949)	(74,616)	(218,591)

Net increase (decrease)	528	(264)	5,306	485

Total increase (decrease)	(2,538)	(22,212)	$(24,086)	$(167,337)

Notes to Financial Statements	97

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Growth Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	5,232	13,443	$47,282	$98,027
Proceeds from reinvestment of distributions	1,165	8,812	10,423	60,070
Payments for shares redeemed	(8,444)	(25,248)	(75,815)	(179,384)

Net increase (decrease)	(2,047)	(2,993)	(18,110)	(21,287)

Class C
Proceeds from shares sold	6,844	17,727	61,197	127,822
Proceeds from reinvestment of distributions	934	8,584	8,232	57,789
Payments for shares redeemed	(10,749)	(28,933)	(95,697)	(206,120)

Net increase (decrease)	(2,971)	(2,622)	(26,268)	(20,509)

Class E
Proceeds from shares sold	2,876	7,287	25,895	52,841
Proceeds from reinvestment of distributions	622	4,774	5,576	32,589
Payments for shares redeemed	(4,098)	(12,777)	(36,957)	(92,766)

Net increase (decrease)	(600)	(716)	(5,486)	(7,336)

Class R1
Proceeds from shares sold	606	2,239	5,556	16,950
Proceeds from reinvestment of distributions	44	191	393	1,324
Payments for shares redeemed	(682)	(1,226)	(6,228)	(8,812)

Net increase (decrease)	(32)	1,204	(279)	9,462

Class R2
Proceeds from shares sold	381	992	3,462	7,222
Proceeds from reinvestment of distributions	28	300	249	2,043
Payments for shares redeemed	(214)	(2,092)	(1,952)	(15,230)

Net increase (decrease)	195	(800)	1,759	(5,965)

Class R3
Proceeds from shares sold	3,224	7,638	28,984	55,732
Proceeds from reinvestment of distributions	882	7,205	7,909	49,214
Payments for shares redeemed	(6,852)	(15,995)	(61,278)	(116,532)

Net increase (decrease)	(2,746)	(1,152)	(24,385)	(11,586)

Class S
Proceeds from shares sold	4,332	14,081	39,523	101,526
Proceeds from reinvestment of distributions	505	3,575	4,561	24,608
Payments for shares redeemed	(4,872)	(16,752)	(44,227)	(120,801)

Net increase (decrease)	(35)	904	(143)	5,333

Total increase (decrease)	(8,236)	(6,175)	$(72,912)	$(51,888)

98	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
Equity Growth Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	2,081	7,232	$17,371	$46,943
Proceeds from reinvestment of distributions	340	3,134	2,825	19,347
Payments for shares redeemed	(4,018)	(9,948)	(33,661)	(64,627)

Net increase (decrease)	(1,597)	418	(13,465)	1,663

Class C
Proceeds from shares sold	3,747	11,174	29,458	68,315
Proceeds from reinvestment of distributions	540	5,335	4,173	30,859
Payments for shares redeemed	(6,380)	(16,367)	(49,924)	(101,325)

Net increase (decrease)	(2,093)	142	(16,293)	(2,151)

Class E
Proceeds from shares sold	1,559	5,453	12,896	34,996
Proceeds from reinvestment of distributions	251	2,478	2,042	14,977
Payments for shares redeemed	(3,991)	(8,078)	(32,712)	(52,662)

Net increase (decrease)	(2,181)	(147)	(17,774)	(2,689)

Class R1
Proceeds from shares sold	254	1,540	2,151	10,924
Proceeds from reinvestment of distributions	24	90	201	553
Payments for shares redeemed	(275)	(504)	(2,298)	(3,484)

Net increase (decrease)	3	1,126	54	7,993

Class R2
Proceeds from shares sold	276	1,185	2,299	7,669
Proceeds from reinvestment of distributions	29	364	239	2,202
Payments for shares redeemed	(782)	(1,703)	(6,327)	(11,434)

Net increase (decrease)	(477)	(154)	(3,789)	(1,563)

Class R3
Proceeds from shares sold	1,862	5,810	15,270	37,840
Proceeds from reinvestment of distributions	422	4,077	3,407	24,555
Payments for shares redeemed	(4,617)	(10,330)	(37,609)	(66,977)

Net increase (decrease)	(2,333)	(443)	(18,932)	(4,582)

Class S
Proceeds from shares sold	2,869	10,403	24,099	68,014
Proceeds from reinvestment of distributions	291	2,831	2,419	17,427
Payments for shares redeemed	(3,805)	(18,152)	(32,050)	(115,613)

Net increase (decrease)	(645)	(4,918)	(5,532)	(30,172)

Total increase (decrease)	(9,323)	(3,976)	$(75,731)	$(31,501)

Notes to Financial Statements	99

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2010 Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	—	5	$—	$40
Proceeds from reinvestment of distributions	2	4	20	37
Payments for shares redeemed	(11)	(9)	(107)	(75)

Net increase (decrease)	(9)	—	(87)	2

Class E
Proceeds from shares sold	87	221	870	1,885
Proceeds from reinvestment of distributions	10	20	98	168
Payments for shares redeemed	(100)	(330)	(989)	(2,768)

Net increase (decrease)	(3)	(89)	(21)	(715)

Class R1
Proceeds from shares sold	428	1,237	4,279	10,776
Proceeds from reinvestment of distributions	35	48	349	414
Payments for shares redeemed	(489)	(315)	(4,908)	(2,667)

Net increase (decrease)	(26)	970	(280)	8,523

Class R2
Proceeds from shares sold	401	1,510	3,989	12,535
Proceeds from reinvestment of distributions	26	51	262	427
Payments for shares redeemed	(115)	(1,147)	(1,150)	(9,977)

Net increase (decrease)	312	414	3,101	2,985

Class R3
Proceeds from shares sold	733	2,777	7,311	23,690
Proceeds from reinvestment of distributions	55	85	543	724
Payments for shares redeemed	(649)	(1,452)	(6,446)	(12,450)

Net increase (decrease)	139	1,410	1,408	11,964

Class S
Proceeds from shares sold	158	306	1,578	2,627
Proceeds from reinvestment of distributions	17	35	166	299
Payments for shares redeemed	(451)	(251)	(4,480)	(2,153)

Net increase (decrease)	(276)	90	(2,736)	773

Total increase (decrease)	137	2,795	$1,385	$23,532

100	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2015 Strategy Fund	2010	2009	2010	2009

Class R1
Proceeds from shares sold	794	483	$7,322	$4,138
Proceeds from reinvestment of distributions	15	4	138	33
Payments for shares redeemed	(379)	(17)	(3,537)	(138)

Net increase (decrease)	430	470	3,923	4,033

Class R2
Proceeds from shares sold	466	231	4,349	1,837
Proceeds from reinvestment of distributions	9	3	82	26
Payments for shares redeemed	(80)	(46)	(752)	(360)

Net increase (decrease)	395	188	3,679	1,503

Class R3
Proceeds from shares sold	367	738	3,457	5,646
Proceeds from reinvestment of distributions	14	11	127	88
Payments for shares redeemed	(129)	(66)	(1,200)	(514)

Net increase (decrease)	252	683	2,384	5,220

Total increase (decrease)	1,077	1,341	$9,986	$10,756

Notes to Financial Statements	101

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2020 Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	93	—	$961	$2
Proceeds from reinvestment of distributions	3	5	26	34
Payments for shares redeemed	(17)	(17)	(170)	(122)

Net increase (decrease)	79	(12)	817	(86)

Class E
Proceeds from shares sold	225	548	2,228	4,471
Proceeds from reinvestment of distributions	23	30	225	249
Payments for shares redeemed	(80)	(209)	(784)	(1,701)

Net increase (decrease)	168	369	1,669	3,019

Class R1
Proceeds from shares sold	1,747	3,491	17,249	29,636
Proceeds from reinvestment of distributions	95	96	934	803
Payments for shares redeemed	(1,466)	(992)	(14,484)	(8,208)

Net increase (decrease)	376	2,595	3,699	22,231

Class R2
Proceeds from shares sold	1,227	3,791	12,121	29,119
Proceeds from reinvestment of distributions	59	100	585	800
Payments for shares redeemed	(280)	(3,333)	(2,786)	(27,232)

Net increase (decrease)	1,006	558	9,920	2,687

Class R3
Proceeds from shares sold	2,169	5,413	21,465	43,888
Proceeds from reinvestment of distributions	137	163	1,348	1,335
Payments for shares redeemed	(1,325)	(2,080)	(13,033)	(16,953)

Net increase (decrease)	981	3,496	9,780	28,270

Class S
Proceeds from shares sold	355	968	3,521	8,008
Proceeds from reinvestment of distributions	39	55	379	450
Payments for shares redeemed	(457)	(536)	(4,504)	(4,516)

Net increase (decrease)	(63)	487	(604)	3,942

Total increase (decrease)	2,547	7,493	$25,281	$60,063

102	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2025 Strategy Fund	2010	2009	2010	2009

Class R1
Proceeds from shares sold	825	451	$7,160	$3,625
Proceeds from reinvestment of distributions	15	2	133	19
Payments for shares redeemed	(279)	(19)	(2,447)	(141)

Net increase (decrease)	561	434	4,846	3,503

Class R2
Proceeds from shares sold	709	415	6,209	3,061
Proceeds from reinvestment of distributions	11	3	98	20
Payments for shares redeemed	(298)	(64)	(2,622)	(447)

Net increase (decrease)	422	354	3,685	2,634

Class R3
Proceeds from shares sold	517	622	4,609	4,328
Proceeds from reinvestment of distributions	11	6	98	40
Payments for shares redeemed	(103)	(56)	(901)	(413)

Net increase (decrease)	425	572	3,806	3,955

Total increase (decrease)	1,408	1,360	$12,337	$10,092

Notes to Financial Statements	103

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2030 Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	1	2	$8	$8
Proceeds from reinvestment of distributions	1	1	11	9
Payments for shares redeemed	(29)	(72)	(263)	(477)

Net increase (decrease)	(27)	(69)	(244)	(460)

Class E
Proceeds from shares sold	238	559	2,193	4,057
Proceeds from reinvestment of distributions	19	16	171	113
Payments for shares redeemed	(95)	(385)	(888)	(2,917)

Net increase (decrease)	162	190	1,476	1,253

Class R1
Proceeds from shares sold	791	2,663	7,239	20,310
Proceeds from reinvestment of distributions	62	35	562	260
Payments for shares redeemed	(604)	(438)	(5,660)	(3,293)

Net increase (decrease)	249	2,260	2,141	17,277

Class R2
Proceeds from shares sold	1,311	3,248	11,997	22,599
Proceeds from reinvestment of distributions	47	47	428	332
Payments for shares redeemed	(379)	(2,550)	(3,491)	(19,582)

Net increase (decrease)	979	745	8,934	3,349

Class R3
Proceeds from shares sold	1,904	4,934	17,561	35,325
Proceeds from reinvestment of distributions	92	59	832	418
Payments for shares redeemed	(1,114)	(1,996)	(10,240)	(14,462)

Net increase (decrease)	882	2,997	8,153	21,281

Class S
Proceeds from shares sold	407	841	3,740	6,090
Proceeds from reinvestment of distributions	30	26	273	184
Payments for shares redeemed	(235)	(413)	(2,141)	(3,113)

Net increase (decrease)	202	454	1,872	3,161

Total increase (decrease)	2,447	6,577	$22,332	$45,861

104	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2035 Strategy Fund	2010	2009	2010	2009

Class R1
Proceeds from shares sold	318	207	$2,672	$1,574
Proceeds from reinvestment of distributions	7	1	60	9
Payments for shares redeemed	(33)	(27)	(283)	(184)

Net increase (decrease)	292	181	2,449	1,399

Class R2
Proceeds from shares sold	487	230	4,114	1,585
Proceeds from reinvestment of distributions	6	1	54	8
Payments for shares redeemed	(159)	(22)	(1,358)	(158)

Net increase (decrease)	334	209	2,810	1,435

Class R3
Proceeds from shares sold	283	386	2,444	2,474
Proceeds from reinvestment of distributions	5	2	46	13
Payments for shares redeemed	(45)	(43)	(380)	(274)

Net increase (decrease)	243	345	2,110	2,213

Total increase (decrease)	869	735	$7,369	$5,047

Notes to Financial Statements	105

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2040 Strategy Fund	2010	2009	2010	2009

Class A
Proceeds from shares sold	5	8	$43	$50
Proceeds from reinvestment of distributions	1	1	11	8
Payments for shares redeemed	(10)	(33)	(96)	(206)

Net increase (decrease)	(4)	(24)	(42)	(148)

Class E
Proceeds from shares sold	843	434	7,738	3,139
Proceeds from reinvestment of distributions	21	10	196	74
Payments for shares redeemed	(98)	(227)	(902)	(1,804)

Net increase (decrease)	766	217	7,032	1,409

Class R1
Proceeds from shares sold	663	2,128	6,133	16,161
Proceeds from reinvestment of distributions	39	21	354	156
Payments for shares redeemed	(437)	(486)	(4,081)	(3,611)

Net increase (decrease)	265	1,663	2,406	12,706

Class R2
Proceeds from shares sold	836	2,715	7,698	19,096
Proceeds from reinvestment of distributions	38	38	348	266
Payments for shares redeemed	(237)	(1,731)	(2,197)	(13,542)

Net increase (decrease)	637	1,022	5,849	5,820

Class R3
Proceeds from shares sold	1,250	3,454	11,484	26,042
Proceeds from reinvestment of distributions	68	44	619	314
Payments for shares redeemed	(836)	(1,611)	(7,698)	(11,755)

Net increase (decrease)	482	1,887	4,405	14,601

Class S
Proceeds from shares sold	471	886	4,370	6,521
Proceeds from reinvestment of distributions	24	19	217	142
Payments for shares redeemed	(348)	(364)	(3,200)	(2,756)

Net increase (decrease)	147	541	1,387	3,907

Total increase (decrease)	2,293	5,306	$21,037	$38,295

106	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
2045 Strategy Fund	2010	2009	2010	2009

Class R1
Proceeds from shares sold	120	231	$1,026	$1,742
Proceeds from reinvestment of distributions	3	2	28	12
Payments for shares redeemed	(161)	(70)	(1,342)	(481)

Net increase (decrease)	(38)	163	(288)	1,273

Class R2
Proceeds from shares sold	329	305	2,784	2,070
Proceeds from reinvestment of distributions	6	2	52	12
Payments for shares redeemed	(48)	(37)	(412)	(267)

Net increase (decrease)	287	270	2,424	1,815

Class R3
Proceeds from shares sold	105	88	898	553
Proceeds from reinvestment of distributions	1	—	12	4
Payments for shares redeemed	(22)	(10)	(185)	(61)

Net increase (decrease)	84	78	725	496

Total increase (decrease)	333	511	$2,861	$3,584

	Shares		Dollars
2050 Strategy Fund	2010	2009	2010	2009

Class R1
Proceeds from shares sold	205	51	$1,720	$387
Proceeds from reinvestment of distributions	2	—	15	3
Payments for shares redeemed	(122)	—	(1,047)	(6)

Net increase (decrease)	85	51	688	384

Class R2
Proceeds from shares sold	422	1,312	3,639	8,606
Proceeds from reinvestment of distributions	21	11	176	73
Payments for shares redeemed	(100)	(217)	(866)	(1,533)

Net increase (decrease)	343	1,106	2,949	7,146

Class R3
Proceeds from shares sold	143	280	1,214	1,837
Proceeds from reinvestment of distributions	3	—	29	6
Payments for shares redeemed	(27)	(111)	(225)	(723)

Net increase (decrease)	119	169	1,018	1,120

Total increase (decrease)	547	1,326	$4,655	$8,650

Notes to Financial Statements	107

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

6.	Fund Share Transactions (amounts in thousands) (continued)

	Shares		Dollars
In Retirement Fund	2010	2009	2010	2009

Class R1
Proceeds from shares sold	7	12	$64	$96
Proceeds from reinvestment of distributions	—	—	4	5
Payments for shares redeemed	(2)	(1)	(16)	(10)

Net increase (decrease)	5	11	52	91

Class R2
Proceeds from shares sold	138	304	1,311	2,401
Proceeds from reinvestment of distributions	6	9	58	72
Payments for shares redeemed	(51)	(69)	(496)	(577)

Net increase (decrease)	93	244	873	1,896

Class R3
Proceeds from shares sold	86	70	828	559
Proceeds from reinvestment of distributions	2	2	18	16
Payments for shares redeemed	(17)	(1)	(169)	(11)

Net increase (decrease)	71	71	677	564

Total increase (decrease)	169	326	$1,602	$2,551

7.	Interfund Lending Program

The Investment Company Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the “Credit Facility”). Portfolios of the Funds may borrow money from each other for temporary purposes. All such borrowing and lending will be subject to a participating Fund’s fundamental investment limitations. Typically, Funds will borrow from the Russell Money Market Fund. The Russell Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves and the portfolio manager determines it is in the best interest of the Russell Money Market Fund. The Investment Company Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the Russell Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended April 30, 2010, the Funds did not borrow through the interfund lending program.

8.	Record Ownership

As of April 30 2010, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund.

	# of Shareholders	%

Conservative Strategy Fund	1	20.5
Moderate Strategy Fund	1	16.6
Balanced Strategy Fund	1	11.6
Growth Strategy Fund	1	13.2
Equity Growth Strategy Fund	1	13.9
2010 Strategy Fund	4	51.2
2015 Strategy Fund	2	48.1
2020 Strategy Fund	4	53.3
2025 Strategy Fund	4	67.9
2030 Strategy Fund	4	54.4
2035 Strategy Fund	4	66.8
2040 Strategy Fund	3	44.7
2045 Strategy Fund	3	66.8
2050 Strategy Fund	1	68.0
In Retirement Fund	3	71.9

108	Notes to Financial Statements

Russell Investment Company

LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2010 (Unaudited)

9.	Subsequent Events

Management has evaluated events or transactions that may have occurred since April 30, 2010 that would merit recognition or disclosure in the financial statements. This evaluation was completed through June 23, 2010, the date the financial statements were available to be issued. During this review nothing was discovered which would required further disclosure within the financial statements.

Effective July 1, 2010, each Fund’s allocation to the Undelying Funds in which it invests will be modified including the addition of the RIC Russell Commodity Strategies Fund as an Underlying Fund.

Notes to Financial Statements	109

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Investment Advisory Agreement

The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with RIMCo (the “RIMCo Agreement”) and the portfolio management contract with each Money Manager of the Funds (collectively, the “portfolio management contracts”) at a meeting held in person on April 20, 2010 (the “Agreement Evaluation Meeting”). During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Funds, sales and redemptions of the Funds’ and Underlying Funds’ shares, management of the Funds and the Underlying Funds by RIMCo and compliance with applicable regulatory requirements. In preparation for the annual review, the Independent Trustees, with the advice and assistance of their independent counsel, also requested and the Board considered (1) information, analyses and reports prepared by RIMCo relating to the services provided by RIMCo (and its affiliates) to the Funds and the Underlying Funds; and (2) information (the “Third-Party Information”) received from an independent, nationally recognized provider of investment company information comparing the performance of each of the Funds and the Underlying Funds and their respective operating expenses over various periods of time with other peer funds not managed by RIMCo believed by the provider to be generally comparable in investment objectives to the Funds and the Underlying Funds. In the case of each Fund, its other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense Universe” in the case of operating expense comparisons. In the case of certain Funds, the Third-Party Information reflected changes in the Comparable Funds requested by RIMCo, which changes were noted in the Third-Party Information. The foregoing information requested by the Trustees or provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Trustees’ evaluations also reflected the knowledge and familiarity gained as Board members of the Funds and other funds in the same complex with respect to services provided by RIMCo, RIMCo’s affiliates and each Money Manager. The Trustees received a memorandum from counsel to the Funds and Underlying Funds discussing the legal standards for their consideration of the continuations of the RIMCo Agreement and the portfolio management contracts and the Independent Trustees separately received a memorandum regarding their responsibilities from their independent counsel.

On April 13, 2010, the Independent Trustees in preparation for the Agreement Evaluation Meeting met by conference telephone call to review Agreement Evaluation Information received to that date in a private session with their independent counsel at which no representatives of RIMCo or the Funds’ management were present and, on the basis of that review, requested additional Agreement Evaluation Information. At the Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement and the portfolio management contracts with management, counsel to the Funds and Underlying Funds and independent counsel to the Independent Trustees. Presentations made by RIMCo to the Board as part of this review encompassed the Funds and all other RIMCo-managed funds for which the Board has supervisory responsibility. Following this review, but prior to voting, the Independent Trustees again met in executive session with their independent counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Agreement Evaluation Meeting. The discussion below reflects all of these reviews.

In evaluating the portfolio management contracts, the Board considered that the Underlying Funds, in employing a manager-of-managers method of investment, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which, in turn, employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser’s style and investment philosophy. RIMCo has engaged multiple unaffiliated Money Managers for all Underlying Funds.

The Board considered that RIMCo (rather than any Money Manager) is responsible under the RIMCo Agreement for allocating assets of each Fund among its Underlying Funds and for determining, implementing and maintaining the investment program for each Underlying Fund. The assets of each Fund are invested in different combinations of the Underlying Funds pursuant to target asset allocations set by RIMCo. RIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which the Funds invest. Assets of each Underlying Fund generally have been allocated among the multiple Money Managers selected by RIMCo, subject to Board approval, for that Underlying Fund. RIMCo manages directly a portion of certain Underlying Funds’ assets employing a “select holdings strategy,” as described below, and directly manages the investment of each Underlying Fund’s cash reserves. RIMCo also may manage directly any portion of each Underlying Fund’s assets that RIMCo determines not to allocate to the Money Managers and portions of an Underlying Fund during transitions between Money Managers. In all cases, assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement.

RIMCo is responsible for selecting, subject to Board approval, Money Managers for each Underlying Fund and for actively managing allocations and reallocations of its assets among the Money Managers. The Board has been advised that RIMCo’s goal is to construct and manage diversified portfolios in a risk-aware manner. Each Money Manager for an Underlying Fund in effect performs the function of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by RIMCo (each, a “segment”) in accordance with the Underlying Fund’s applicable investment objective, policies and

110	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

restrictions, any constraints placed by RIMCo upon their selection of portfolio securities and the Money Manager’s specified role in an Underlying Fund. RIMCo is responsible for communicating performance expectations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund’s investment objective and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, RIMCo is responsible for recommending to the Board additions of new Money Managers or replacements of existing Money Managers at any time when, based on RIMCo’s research and ongoing review and analysis, such actions are appropriate. RIMCo may impose specific investment constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, the performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by RIMCo in the Underlying Fund’s investment activities and any constraints placed by RIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Underlying Fund over appropriate periods reflects, in great part, the performance of RIMCo in designing the Underlying Fund’s investment program, structuring an Underlying Fund, selecting an effective Money Manager with a particular investment style or sub-style for a segment that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund.

The Board considered that the prospectuses for the Funds and the Underlying Funds and other public disclosures emphasize to investors RIMCo’s role as the principal investment manager for each Underlying Fund, rather than the investment selection role of the Underlying Funds’ Money Managers, and describe the manner in which the Funds or Underlying Funds operate so that investors may take that information into account when deciding to purchase shares of any such Fund. The Board further considered that Fund investors in pursuing their investment goals and objectives likely purchased their shares on the basis of this information and RIMCo’s reputation and performance record in managing the Underlying Funds’ manager-of-managers structure.

The Board also considered the demands and complexity of managing the Underlying Funds pursuant to the manager-of-managers structure, the special expertise of RIMCo with respect to the manager-of-managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each Underlying Fund, there would be no acceptable alternative investment managers to replace RIMCo on comparable terms given the need to continue the manager-of-managers strategy of such Underlying Fund selected by shareholders in purchasing their shares of a Fund or Underlying Fund.

In addition to these general factors relating to the manager-of-managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund and Underlying Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1.	The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund or the Underlying Fund by RIMCo;

2.	The advisory fee paid by the Fund or the Underlying Fund to RIMCo (the “Advisory Fee”) and the fact that it encompasses all investment advisory fees paid by the Fund or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

3.	Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from the Fund or Underlying Fund, including any administrative, transfer agent or cash management fees and fees received for management of securities lending cash collateral, soft dollar arrangements and commissions in connection with portfolio securities transactions;

4.	Information provided by RIMCo as to expenses incurred by the Fund or the Underlying Fund; and

5.	Information provided by RIMCo as to the profits that RIMCo derives from its mutual fund operations generally and from the Fund or Underlying Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided and which are expected to be provided to the Funds, including Fund portfolio management services, the Board inquired as to the possible impact on the Funds’ operations of significant changes in RIMCo’s senior management and other personnel providing services to the Funds during 2009 and 2010 to the date of the Agreement Evaluation Meeting and a planned relocation of the Russell organization’s headquarters by the end of 2010. At the Agreement Evaluation Meeting, senior representatives of RIMCo discussed these changes with the Board and assured the Board that, while these changes likely would have a near term impact because of increased demands upon continuing personnel, steps were being taken to avoid any long-term diminution in the nature, scope or quality of the services provided to the Funds. The Board also discussed the possible impact of such changes on the compliance programs of the Funds and

RIMCo and received assurances from senior representatives of the Russell organization that such changes would not result in any long-term diminution in the scope and quality of the Funds’ compliance programs.

Basis for Approval of Investment Advisory Contracts	111

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

As noted above, RIMCo, pursuant to the terms of the RIMCo Agreement, directly manages a portion — up to 10% — of the assets of each of the Russell U.S. Core Equity Fund and the Russell U.S. Quantitative Equity Fund (each a “Participating Underlying Fund”) during the past year utilizing a select holdings strategy, the actual allocation being determined by each Participating Underlying Fund’s RIMCo portfolio manager. The select holdings strategy utilized by RIMCo in managing such assets for a Participating Underlying Fund is designed to increase the Participating Underlying Fund’s exposure to stocks that are viewed as attractive by multiple Money Managers of that Participating Underlying Fund. The Board reviewed the results of the select holdings strategy in respect of each Participating Underlying Fund during the past year. With respect to each Participating Underlying Fund, the Trustees considered that RIMCo is not required to pay investment advisory fees to a Money Manager with respect to assets for which the select holdings strategy is utilized and that the profits derived by RIMCo generally and from the Participating Underlying Fund consequently may increase incrementally. The Board, however, also considered RIMCo’s advice that it pays certain Money Managers additional fees for providing information and other services in connection with the select holdings strategy and incurs additional costs in carrying out the select holdings strategy, the limited amount of assets that are managed directly by RIMCo pursuant to the select holdings strategy, and the fact that the aggregate investment advisory fees paid by the Participating Underlying Fund are not increased as a result of the select holdings strategy.

In evaluating the reasonableness of the Funds’ and Underlying Funds’ Advisory Fees in light of Fund and Underlying Fund performance, the Board considered that, in the Agreement Evaluation Information and at past meetings, RIMCo noted differences between the investment strategies of certain Underlying Funds and their respective Comparable Funds in pursuing their investment objectives, including fund strategies which seek to achieve a lower tracking error (i.e., the difference, whether positive or negative, between the return of a fund and its benchmark) and resulting lower return volatility than their Comparable Funds. According to RIMCo, these strategies may be expected to result, and for certain Underlying Funds during the periods covered by the Third-Party Information did result, in lower performance of the Underlying Funds than that of some of their respective Comparable Funds. According to RIMCo, the strategies pursued by the Underlying Funds, among other things, are intended to result in less volatile, more moderate returns relative to each Underlying Fund’s performance benchmark rather than more volatile, more extreme returns that its Comparable Funds may experience over time, although Fund results in 2008 and early 2009 generally did not reflect uniform success in achieving lesser volatility.

In discussing the Advisory Fees for the Underlying Funds generally, RIMCo noted, among other things, that its Advisory Fees for Underlying Funds encompass services that may not be provided by investment advisers to the Underlying Funds’ Comparable Funds, such as cash equitization and management of portfolio transition costs when Money Managers are added, terminated or replaced. RIMCo also observed that its “margins” in providing investment advisory services to the Underlying Funds tend to be lower than competitors’ margins because of the demands and complexities of managing the Underlying Funds’ manager-of-managers structure, including RIMCo’s payment of a significant portion of the Underlying Funds’ Advisory Fees to their Money Managers.

The Board considered for each Fund and Underlying Fund whether economies of scale have been realized and whether the Advisory Fees for such Fund or Underlying Fund appropriately reflect or should be revised to reflect any such economies. The Board noted that, generally, there was a reduction in the assets of the Funds and Underlying Funds as a result of market declines and related investor redemptions in 2008 and 2009 and that Fund and Underlying Fund asset levels generally have not rebounded completely from those levels. In the case of certain Funds, asset levels have continued to decline since 2008. The Board therefore determined that, after giving effect to any applicable fee or expense caps, waivers or reimbursements, the Advisory Fee for each Fund or Underlying Fund appropriately reflected any economies of scale realized by that Fund, based upon net asset flows since 2008 and such factors as the variability of Money Manager investment advisory fees and other factors associated with the manager-of-managers structure employed by the Underlying Funds.

The Board considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Funds, the Underlying Funds and other RIC funds under the Board’s supervision, including the Underlying Funds, are lower, and, in some cases, may be substantially lower, than the rates paid by RIC funds supervised by the Board, including the Funds. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the funds under its supervision, including the Underlying Funds. RIMCo explained, among other things, that institutional clients have fewer administrative needs than the Funds. RIMCo also noted that since the Funds must constantly issue and redeem their shares, they are more difficult to manage than institutional accounts, where assets are relatively stable. In addition, RIMCo noted that the Funds are subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Funds and Underlying Funds and all of the Funds’ and Underlying Funds’ officers. Accordingly, the Trustees concluded that the services provided to the Funds and Underlying Funds are sufficiently different from the services provided to the institutional clients that comparisons are not probative and should not be given significant weight.

With respect to the Funds’ Advisory Fees, Third-Party Information showed that the Advisory Fee for each Fund on a contractual basis was ranked in the fourth quintile of its Expense Universe. The Advisory Fee for each of the Moderate Strategy Fund, Balanced

112	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund on an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to such Fund’s Comparable Funds was also ranked in the fourth quintile of its Expense Universe. The comparison was based upon the latest fiscal years for the Expense Universe funds. The Board considered that the actual Advisory Fee for each of the Moderate Strategy Fund, Balanced Strategy Fund, Growth Strategy Fund and Equity Growth Strategy Fund was ranked within 5 basis points of the third quintile of its Expense Universe. The Board considered RIMCo’s advice as to the reasons for these Funds’ Advisory Fee rankings.

The Third-Party Information showed that total expenses for each of the Balanced Strategy Fund, Growth Strategy Fund, Equity Growth Strategy Fund and the 2010 Strategy Fund were ranked in the fourth quintile of its Expense Universe. The Board considered RIMCo’s explanation of these rankings and its advice that the Growth Strategy Fund and the 2010 Strategy Fund were each ranked within 5 basis points of the third quintile of its Expense Universe. RIMCo, among other things, expressed its belief that the Expense Universes for these Funds were not appropriate, noting that the Funds have higher target allocations to equities than their Comparable Funds with resulting increased expense ratios.

On the basis of the Agreement Evaluation Information, and other information previously received by the Board from RIMCo during the course of the current year or prior years, or presented at or in connection with the Agreement Evaluation Meeting by RIMCo, the Board, in respect of each Fund and Underlying Fund, found, after giving effect to any applicable waivers and/or reimbursements and considering differences in the composition and investment strategies of their respective Comparable Funds (1) the Advisory Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Funds or Underlying Funds; (2) the relative expense ratio of each Fund and Underlying Fund was comparable to those of its Comparable Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Funds or Underlying Funds were not excessive; and (5) RIMCo’s profitability with respect to the Funds and each Underlying Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo.

In evaluating the performance of the Funds and Underlying Funds generally relative to their Comparable Funds, the Board, in addition to factors discussed above, also considered RIMCo’s advice that many of the Underlying Funds’ Comparable Funds do not “equitize” their cash (i.e., cash awaiting investment or disbursement to satisfy redemptions or other fund obligations) and may hold large positions uninvested in their investment portfolios. By contrast, the Underlying Funds generally follow a strategy of equitizing their cash and fully investing their assets in pursuit of their investment objectives (the Underlying Funds’ strategy of equitizing cash and fully investing their assets is hereinafter referred to as their “full investment strategy”). RIMCo noted that the Underlying Funds’ full investment strategy generally will detract from their relative performance, and therefore the relative performance of the Funds, in a declining market, such as 2008, but may enhance relative performance in a rising market, such as 2009.

The Board further concluded that, under the circumstances, the performance of each of the Funds was consistent with continuation of the RIMCo Agreement. In evaluating performance, the Board considered each Fund’s and Underlying Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to such Fund’s performance relative to its Comparable Funds. In assessing the Funds’ performance relative to their Comparable Funds or benchmarks or in absolute terms, the Board also considered RIMCo’s stated investment strategy of managing the Underlying Funds in a risk-aware manner and the extraordinary capital market conditions during 2008 and early 2009. The Board in assessing the Funds’ performance focused upon performance for the 1-, 3- and 5-year periods (where applicable) as most relevant.

With respect to the LifePoints Balanced Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1- and 5-year periods ended December 31, 2009 and that its performance was ranked in the fourth quintile of its Performance Universe for the 3-year period ended December 31, 2009. RIMCo noted that the LifePoints Balanced Strategy Fund maintains a target equity allocation of 60%, exposing it to a broad array of globally diversified equity investments. By contrast, the LifePoints Balanced Strategy Fund’s Comparable Funds have target equity allocations ranging from 40% to 60% of their total portfolios. The Fund’s larger target equity allocation may detract from its performance relative to its Comparable Funds in periods of declining equity markets such as 2008, but may enhance its relative performance in periods of rising equity markets, such as 2009. RIMCo noted further that the equity sell-off of 2008 and early 2009 contributed significantly to its relative underperformance for the 3-year period.

With respect to the LifePoints Growth Strategy Fund, the Third-Party Information showed that the Fund’s performance was ranked in the second quintile of its Performance Universe for the 1-year period ended December 31, 2009 and its performance was ranked in the third quintile of its Performance Universe for the 5-year period ended such date. However, the Fund’s performance for the 3-year period ended December 31, 2009 was ranked in the fourth quintile of its Performance Universe. RIMCo noted that the LifePoints Growth Strategy Fund maintains a target equity allocation of 80% for exposure to a broad mix of globally diversified equity investments. By contrast, the LifePoints Growth Strategy Fund’s Comparable Funds have target equity allocations ranging from 60%

Basis for Approval of Investment Advisory Contracts	113

Russell Investment Company

LifePoints® Funds

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

to 80% of their total portfolios. The LifePoints Growth Strategy Fund’s larger target equity allocation may detract from its performance relative to its Comparable Funds in periods of declining equity markets such as 2008 and early 2009, but may enhance its relative performance in periods of rising equity markets. RIMCo noted further that the equity sell-off of 2008 and early 2009 contributed significantly to its relative underperformance for the 3-year period.

After considering the foregoing and other relevant factors, the Board concluded that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of each Fund and its respective shareholders and voted to approve the continuation of the RIMCo Agreement.

At the Agreement Evaluation Meeting, with respect to the evaluation of the terms of portfolio management contracts with Money Managers for the Underlying Funds, the Board received and considered information from RIMCo reporting, among other things, for each Money Manager, the Money Manager’s performance over various periods; RIMCo’s assessment of the performance of each Money Manager; any significant business relationships between the Money Manager and RIMCo or Russell Financial Services, Inc., the Funds’ and Underlying Funds’ underwriter; and RIMCo’s recommendation to retain the Money Manager at the current fee rate, to retain the Money Manager at a reduced fee rate or to terminate the Money Manager. The Board received reports during the course of the year from the Funds’ Chief Compliance Officer regarding each Money Manager’s compliance program. RIMCo recommended that each Money Manager be retained at its current fee rate. RIMCo has advised the Board that it does not regard Money Manager profitability as relevant to its evaluation of the portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIMCo; RIMCo is aware of the fees charged by Money Managers to other clients; and RIMCo believes that the fees agreed upon with Money Managers are reasonable in light of the anticipated quality of investment advisory services to be rendered. The Board accepted RIMCo’s explanation in light of the Board’s findings as to the reasonableness of the Advisory Fee paid by each Fund and Underlying Fund and the fact that each Money Manager’s fee is paid by RIMCo.

Based substantially upon RIMCo’s recommendations, together with the Agreement Evaluation Information and other information received from RIMCo in support of its recommendations at the Agreement Evaluation Meeting, the Board concluded that the fees paid to the Money Managers of each Underlying Fund are reasonable in light of the quality of the investment advisory services provided and that continuation of the portfolio management contract with each Money Manager of each Underlying Fund would be in the best interests of such Underlying Fund and its shareholders.

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement or, other than RIMCo’s recommendation, the portfolio management contract with any Money Manager for an Underlying Fund that was all-important or controlling and each Trustee attributed different weights to the various factors considered. The Trustees evaluated all information available to them on a Fund-by-Fund basis and their determinations were made in respect of each Fund and Underlying Fund.

114	Basis for Approval of Investment Advisory Contracts

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2010 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, (iii) on the Securities and Exchange Commission’s website at www.sec.gov, and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI is available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii) at www.russell.com, and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectus and annual and semiannual reports. Please contact your Financial Intermediary for further details.

Financial Statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information	115

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2010

(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIC, which has 37 funds, and RIF, which has nine funds. Each of the Trustees is a Trustee of both RIC and RIF. The first table provides information for the interested Trustee. The second table provides information for the independent Trustees. The third table provides information for the Trustees emeritus. The fourth table provides information for the officers.

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE
# Greg J. Stark Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010* Trustee since 2007	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •Chairman of the Board, President and CEO, RIMCo •Chairman of the Board, President and CEO, Russell Fund Services Company (“RFSC”) •Chairman of the Board, President and CEO, Russell Financial Services, Inc. •Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”)) •Until 2004, Managing Director, of Individual Investor Services, FRC •2000 to 2004 Managing Director, Sales and Client Service, RIMCo	46	None

# Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010 Trustee since 2010	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by Trustees	•President and CEO RIC and RIF •May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank •2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc. •1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services	46	None

#	Mr. Stark is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

*	Effective January 22, 2010, Greg J. Stark resigned as President and Chief Executive Officer of RIC and RIF. Mr. Stark’s successor is Sandra Cavanaugh.

116	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Thaddas L. Alston Born April 7, 1945 909 A Street Tacoma, Washington 98402-1616	Trustee since 2006 Chairman of the Investment Committee since 2010	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Senior Vice President, Larco Investments, Ltd. (real estate firm)	46	None

Kristianne Blake, Born January 22, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman since 2005	Appointed until successor is duly elected and qualified Annual	• Director and Chairman of the Audit Committee, Avista Corp. • Trustee and Chairman of the Operations Committee, Principal Investor Funds and Principal Variable Contracts Funds • Regent, University of Washington • President, Kristianne Gates Blake, P.S. (accounting services) • February 2002 to June 2005, Chairman of the Audit Committee, RIC and RIF • Trustee and Chairman of the Operations and Distribution Committee, WM Group of Funds, 1999–2006	46	• Director, Avista Corp (electric utilities) • Trustee, Principal Investor Funds (investment company); • Trustee, Principal Variable Contracts Funds (investment company)

Daniel P. Connealy Born June 6, 1946 909 A Street Tacoma, Washington 98402-1616	Trustee since 2003 Chairman of the Audit Committee since 2005	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• June 2004 to present, Senior Vice President and Chief Financial Officer, Waddell & Reed Financial, Inc.	46	None
Jonathan Fine, Born July 8, 1954 909 A Street Tacoma, Washington 98402-1616	Trustee since 2004	Appointed until successor is duly elected and qualified	• President and Chief Executive Officer, United Way of King County, WA	46	None
Raymond P. Tennison, Jr. Born December 21, 1955 909 A Street Tacoma, Washington 98402-1616	Trustee since 2000 Chairman of the Nominating and Governance Committee since 2007	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	• Vice Chairman, Simpson Investment Company • Until April 2009, President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and Simpson Tacoma Kraft Company	46	None

Disclosure of Information about Fund Trustees and Officers	117

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office*	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)
Jack R. Thompson, Born March 21, 1949 909 A Street Tacoma, Washington 98402-1616	Trustee since 2005	Appointed until successor is duly elected and qualified	• September 2003 to September 2009, Independent Board Chair and Chairman of the Audit Committee, Sparx Asia Funds • September 2007 to present, Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)	46	• Director, Board Chairman and Chairman of the Audit Committee, LifeVantage Corporation (health products company)
Julie W. Weston, Born October 2, 1943 909 A Street Tacoma, Washington 98402-1616	Trustee since 2002	Appointed until successor is duly elected and qualified Appointed until successor is duly elected and qualified	Retired	46	None

*	Each Trustee is subject to mandatory retirement at age 72.

118	Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Russell Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
TRUSTEES EMERITUS
* George F. Russell, Jr., Born July 3, 1932 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus and Chairman Emeritus since 1999	Until resignation or removal	• Director Emeritus, Frank Russell Company (investment consultant to institutional investors (“FRC”)) and RIMCo • Chairman Emeritus, RIC and RIF; Russell Implementation Services Inc. (broker-dealer and investment adviser (“RIS”)); Russell 20-20 Association (non-profit corporation); and Russell Trust Company (non-depository trust company (“RTC”)) • Chairman, Sunshine Management Services, LLC (investment adviser)	46	None

Paul E. Anderson, Born October 15, 1931 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2007	Five year term	• President, Anderson Management Group LLC (private investments consulting) • Trustee, RIC and RIF until 2006 • February 2002 to June 2005, Lead Trustee, RIC and RIF • Chairman of the Nominating and Governance Committee, 2006	46	None

Lee C. Gingrich, Born October 6, 1930 909 A Street Tacoma, Washington 98402-1616	Trustee Emeritus since 2006	Five year term	• Retired since 1995 • Trustee of RIC and RIF until 2005 • Chairman of the Nominating and Governance Committee 2001–2005	46	None

*	Mr. Russell is also a director emeritus of one or more affiliates of RIC and RIF.

Disclosure of Information about Fund Trustees and Officers	119

Russell Investment Company

LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30, 2010 (Unaudited)

Name, Age, Address	Position(s) Held With Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS
Cheryl Wichers Born December 16, 1966 909 A Street Tacoma, Washington 98402-1616	Chief Compliance Officer since 2005	Until removed by Independent Trustees	• Chief Compliance Officer, RIC • Chief Compliance Officer, RIF • Chief Compliance Officer, RIMCo • Chief Compliance Officer, RFSC • April 2002–May 2005, Manager, Global Regulatory Policy

Greg J. Stark, Born May 3, 1968 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer from 2004–January 22, 2010	Until successor is chosen and qualified by Trustees

• President and CEO, RIC and RIF

• Chairman of the Board, President and CEO, RIMCo

• Chairman of the Board, President and CEO, Russell Financial Services, Inc.

• Chairman of the Board, President and CEO, RFSC

• Chairman of the Board and President, Russell Insurance Agency, Inc. (insurance agency (“RIA”))

• Until 2004, Managing Director of Individual Investor Services, FRC

• 2000 to 2004, Managing Director, Sales and Client Service, RIMCo

Sandra Cavanaugh Born May 10, 1954 909 A Street Tacoma, Washington 98402-1616	President and Chief Executive Officer since 2010	Appointed until successor is duly elected and qualified

• President and CEO RIC and RIF

• May 2009 to December 2009, Executive Vice President, Retail Channel, SunTrust Bank

• 2007 to January 2009, Senior Vice President, National Sales — Retail Distribution, JPMorgan Chase/Washington Mutual, Inc.

• 1997 to 2007, President — WM Funds Distributor & Shareholder Services/WM Financial Services

Mark E. Swanson, Born November 26, 1963 909 A Street Tacoma, Washington 98402-1616	Treasurer and Chief Accounting Officer since 1998	Until successor is chosen and qualified by Trustees

• Treasurer, Chief Accounting Officer and CFO, RIC and RIF

• Director, Funds Administration, RIMCo, RFSC, RTC and Russell Financial Services, Inc.

• Treasurer and Principal Accounting Officer, SSgA Funds

Peter Gunning, Born February 22, 1967 909 A Street Tacoma, Washington 98402-1616	Chief Investment Officer since 2008	Until removed by Trustees	• Chief Investment Officer, RIC and RIF • Director, RIMCo and FRC • 1996 to 2008 Chief Investment Officer, Russell, Asia Pacific

Gregory J. Lyons, Born August 24, 1960 909 A Street Tacoma, Washington 98402-1616	Secretary since 2007	Until successor is chosen and qualified by Trustees

• U.S. General Counsel and Assistant Secretary, FRC

• Director and Assistant Secretary, RIA

• Secretary, RIMCo, RFSC and Russell Financial Services, Inc.

• Secretary and Chief Legal Counsel, RIC and RIF

120	Disclosure of Information about Fund Trustees and Officers

LifePoints® Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Interested Trustee

Sandra Cavanaugh

Independent Trustees

Thaddas L. Alston

Kristianne Blake

Daniel P. Connealy

Jonathan Fine

Raymond P. Tennison, Jr.

Jack R. Thompson

Julie W. Weston

Trustees Emeritus

George F. Russell, Jr.

Paul E. Anderson

Lee C. Gingrich

Officers

Sandra Cavanaugh, President and Chief Executive Officer

Cheryl Wichers, Chief Compliance Officer

Peter Gunning, Chief Investment Officer

Mark E. Swanson, Treasurer and Chief Accounting Officer

Gregory J. Lyons, Secretary

Adviser

Russell Investment Management Company

909 A Street

Tacoma, WA 98402

Administrator and Transfer and Dividend Disbursing Agent

Russell Fund Services Company

909 A Street

Tacoma, WA 98402

Custodian

State Street Bank and Trust Company

Josiah Quincy Building

200 Newport Avenue

North Quincy, MA 02171

Office of Shareholder Inquiries

909 A Street

Tacoma, WA 98402

(800) 787-7354

Legal Counsel

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116-5021

Distributor

Russell Financial Services, Inc.

909 A Street

Tacoma, WA 98402

Money Managers of Underlying Funds as of April 30, 2010

Russell U.S. Core Equity Fund

BlackRock Capital Management, Inc., New York, NY

Columbus Circle Investors, Stamford, CT

First Eagle Investment Management, LLC, New York, NY

Institutional Capital LLC, Chicago, IL

Lazard Asset Management, LLC, New York, NY

MFS Institutional Advisors, Inc., Boston, MA

Montag & Caldwell, Inc., Atlanta, GA

Schneider Capital Management Corporation, Wayne, PA

Snow Capital Management L.P., Sewickley, PA

Suffolk Capital Management, LLC, New York, NY

Russell U.S. Quantitative Equity Fund

Aronson+Johnson+Ortiz, LP, Philadelphia, PA

Goldman Sachs Asset Management, L.P., New York, NY

INTECH Investment Management LLC, West Palm Beach, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Numeric Investors LLC, Boston, MA

Russell U.S. Small & Mid Cap Fund

ClariVest Asset Management LLC, San Diego, CA

Delphi Management, Inc., Boston, MA

DePrince, Race & Zollo, Inc., Winter Park, FL

Jacobs Levy Equity Management, Inc., Florham Park, NJ

Next Century Growth Investors, LLC, Minneapolis, MN

Ranger Investment Management, L.P., Dallas, TX

Signia Capital Management, LLC, Spokane, WA

Tygh Capital Management, Inc., Portland, OR

Russell Real Estate Securities Fund

AEW Capital Management, L.P., Boston, MA

Cohen & Steers Capital Management, Inc., New York, NY

Heitman Real Estate Securities LLC, Chicago, IL

INVESCO Advisers, Inc. which acts as a money manager to the Fund through its INVESCO Real Estate Division, Dallas, TX

Russell Global Equity Fund

Gartmore Global Partners, London, United Kingdom

Harris Associates, L.P., Chicago, IL

MFS Institutional Advisors, Inc., Boston, MA

Tradewinds Global Investors, LLC, Los Angeles, CA

T. Rowe Price International, Inc., Baltimore, MD

Russell International Developed Markets Fund

AllianceBernstein L.P., New York, NY

AQR Capital Management, LLC, Greenwich, CT

Axiom International Investors LLC, Greenwich, CT

Marsico Capital Management, LLC, Denver, CO

MFS Institutional Advisors, Inc., Boston, MA

Mondrian Investment Partners Limited, London, United Kingdom

Pzena Investment Management, LLC, New York, NY

UBS Global Asset Management (Americas) Inc., Chicago, IL

William Blair & Company, LLC, Chicago, IL

Adviser, Money Managers and Service Providers	121

LifePoints® Funds

Russell Investment Company

909 A Street, Tacoma, Washington 98402

(800) 787-7354

Russell Emerging Markets Fund

AllianceBernstein L.P., New York, NY

Arrowstreet Capital, Limited Partnership, Boston, MA

Genesis Asset Managers, LLP, London, United Kingdom

Harding Loevner LLC, Somerville, NJ

T. Rowe Price International, Inc., Baltimore, MD

UBS Global Asset Management (Americas) Inc., Chicago, IL

Russell Strategic Bond Fund

Brookfield Investment Management Inc., New York, NY

Goldman Sachs Asset Management, L.P., New York, NY

Logan Circle Partners, L.P., Philadelphia, PA

Metropolitan West Asset Management, LLC, Los Angeles, CA

Pacific Investment Management Company LLC, Newport Beach, CA

Russell Investment Grade Bond Fund

Metropolitan West Asset Management, LLC, Los Angeles, CA

Neuberger Berman Fixed Income LLC, Chicago, IL

Pacific Investment Management Company LLC, Newport Beach, CA

Western Asset Management Company, Pasadena, CA

Western Asset Management Company Limited, London, England

Russell Short Duration Bond Fund

Logan Circle Partners, L.P., Philadelphia, PA

Pacific Investment Management Company LLC, Newport Beach, CA

122	Adviser, Money Managers and Service Providers

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Russell Investment Company	909 A Street	800-787-7354
	Tacoma, Washington 98402	Fax: 253-591-3495
www.russell.com

36-08-227

Item 2.	Code of Ethics. [Annual Report Only]

Item 3.	Audit Committee Financial Expert. [Annual Report Only]

Item 4.	Principal Accountant Fees and Services. [Annual Report Only]

Item 5.	Audit Committee of Listed Registrants. [Not Applicable]

Item 6.	[Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9.	[Not Applicable]

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.	Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ SANDRA CAVANAUGH
Sandra Cavanaugh
President, Principal Executive Officer and Chief Executive Officer

Date: June 28, 2010

By:	/S/ MARK E. SWANSON
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: June 28, 2010